REGISTRATION STATEMENT NO. 333-65922
                                                                       811-09413

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 7

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 17

                                      -----

            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                                   ----------

                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including area code: (860) 308-1000

                                 MARIE C. SWIFT
                       Metropolitan Life Insurance Company
                      501 Boylston Street, Boston, MA 02116
                     (Name and Address of Agent for Service)

                                   ----------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

|_|   immediately upon filing pursuant to paragraph (b) of Rule 485.

|X|   on December 30, 2005 pursuant to paragraph (b) of Rule 485.

|_|   ___ days after filing pursuant to paragraph (a)(1) of Rule 485.

|_|   on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   FILING NOTE

The purpose of this Post-Effective Amendment is to file the attached Supplement Dated December 30, 2005. This Post-Effective Amendment does not supercede any previously filed post-effective amendment.

The following documents are incorporated herein by reference:

      Supplement Dated July 15, 2005 to Variable Contract Prospectuses List Below (Pioneer Annuistar Flex), filed with the Securities and Exchange Commission on July 15, 2005 pursuant to Rule 497(e) under the Securities Act of 1933 in connection with Registration Statement No. 333-65922.

      Supplement Dated July 28, 2005 to the Pioneer Annuistar Flex Annuity Prospectus Dated May 2, 2005, filed with the Securities and Exchange Commission on July 28, 2005 pursuant to Rule 497(e) under the Securities Act of 1933 in connection with Registration Statement No. 333-65922.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                                       SUPPLEMENT DATED DECEMBER 30, 2005 TO THE
                     PIONEER ANNUISTAR FLEX ANNUITY PROSPECTUS DATED MAY 2, 2005


The following information supplements, and to the extent inconsistent therewith, replaces the information in the prospectus. Please retain this supplement and keep it with the prospectus for future reference.

IN THE "SUMMARY" SECTION, UNDER THE SUBSECTION "WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT?", THE FOLLOWING PARAGRAPH IS ADDED:

If you elect the Guaranteed Minimum Withdrawal Benefit for Life ("GMWB for Life") rider, a charge will be deducted daily from amounts in the Variable Funding Options. The charge depends on whether you purchase the Single Life Option or the Joint Life Option. The current charge, on an annual basis, is 0.75% for the Single Life Option and 0.90% for the Joint Life Option. The charge can increase but will never exceed 1.50%.

IN THE "SUMMARY" SECTION, UNDER THE SUBSECTION "ARE THERE ANY ADDITIONAL FEATURES?", THE FOLLOWING PARAGRAPH IS
ADDED:

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE" ) For an additional charge, we will guarantee a fixed level of income for life after you attain a certain age as long as you do not withdraw more than a certain amount from your contract each year. The guarantee is based on Purchase Payments received within two years of your initial purchase. Depending on when you elect to take your first withdrawal, the maximum amount of your investment that you may receive each year is 5%, 6%, or 7%. Payments are guaranteed for your life when you reach age 59 1/2 if you purchase the benefit alone (the "Single Life Option"), or guaranteed for the life of both you and your spouse (the "Joint Life Option") when both you and your spouse reach age 65 if you purchase the benefit with your spouse. The base guarantee increases each year automatically on your anniversary if your Contract Value is greater than the base guarantee. The guarantee is subject to restrictions on withdrawals, and you are required to remain invested in a limited number of specified Variable Funding Options. Currently, you may elect the GMWB for Life rider only at the time of your initial purchase of the Contract, and once you purchase the GMWB for Life rider, you cannot cancel it. Guaranteed withdrawals are also available before the qualifying age, however these payments are not guaranteed for life. There is also a guaranteed lump sum feature available after ten years in lieu of guaranteed periodic payments.

IN THE "FEE TABLE" SECTION, THE SUB-SECTION "ANNUAL SEPARATE ACCOUNT CHARGES", IS REPLACED WITH THE FOLLOWING:

ANNUAL SEPARATE ACCOUNT CHARGES:
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% charge for GMWB I, a 0.50% charge for GMWB II, a 0.25% charge for GMWB III, a 0.75% charge for GMWB for Life (Single Life Option), and a 0.90% charge for GMWB for Life (Joint Life Option). Below is a summary of all the maximum charges that may apply, depending on the death benefit and optional features you select:

                                                           ANNUAL STEP-UP        ROLL-UP DEATH
                                                            DEATH BENEFIT           BENEFIT
                                                         --------------------  -------------------
Mortality and Expense Risk Charge...................            1.70%                1.90%

Administrative Expense Charge.......................            0.15%                0.15%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO
OPTIONAL FEATURES SELECTED..........................            1.85%                2.05%

                                                           ANNUAL STEP-UP        ROLL-UP DEATH
                                                            DEATH BENEFIT           BENEFIT
                                                         --------------------  -------------------
Optional E.S.P. Charge..............................            0.20%                0.20%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
ONLY SELECTED.......................................            2.05%                2.25%

Optional GMAB Charge................................            0.50%                0.50%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB
ONLY SELECTED.......................................            2.35%                2.55%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
AND GMAB SELECTED(5)................................            2.55%                2.75%

Optional GMWB I Charge..............................           1.00%(6)              1.00%(6)

Optional GMWB II Charge.............................          1.00%(6)              1.00%(6)

Optional GMWB III Charge............................          1.00%(6)              1.00%(6)

Optional GMWB for Life (Single Life Option) Charge            1.50%(6)              1.50%(6)

Optional GMWB for Life (Joint Life Option) Charge             1.50%(6)              1.50%(6)

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I
ONLY SELECTED.......................................            2.85%                3.05%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II
ONLY SELECTED.......................................            2.85%                3.05%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III
ONLY SELECTED.......................................            2.85%                3.05%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR
LIFE (SINGLE LIFE OPTION) ONLY SELECTED....                     3.35%                3.55%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR
LIFE (JOINT LIFE OPTION) ONLY SELECTED.....                     3.35%                3.55%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
AND GMWB I SELECTED.................................            3.05%                3.25%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
AND GMWB II SELECTED................................            3.05%                3.25%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
AND GMWB III SELECTED...............................            3.05%                3.25%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
AND GMWB FOR LIFE (SINGLE LIFE OPTION) SELECTED                 3.55%                3.75%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
AND GMWB FOR LIFE (JOINT LIFE OPTION) SELECTED                  3.55%                3.75%

---------------------------------
(5) GMAB and GMWB cannot both be elected.
(6) The current charges for the available GMWB riders are as follows:

       --------------------------------------------------------
               GMWB RIDER                CURRENT CHARGE
       --------------------------------------------------------
       GMWB I                                 0.40%
       --------------------------------------------------------
       GMWB II                                0.50%
       --------------------------------------------------------
       GMWB III                               0.25%
       --------------------------------------------------------
       GMWB for Life (Single                  0.75%
       Life Option)
       --------------------------------------------------------
       GMWB for Life (Joint Life              0.90%
       Option)
       --------------------------------------------------------

IN THE "EXAMPLES" SECTION, THE EXAMPLES ARE DELETED AND REPLACED WITH THE
FOLLOWING:

EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit for Life (assuming the maximum 1.50% charge applies).

-----------------------------------------------------------------------------------------------------------
                                                                      If Contract is NOT surrendered
                                    If Contract is surrendered at      or annuitized at the end of
                                       the end of period shown:                 period shown:
                                   ---------------------------------   ---------------------------------
                                   1         3         5       10      1         3         5       10
FUNDING OPTION                    YEAR     YEARS     YEARS    YEARS   YEAR     YEARS     YEARS    YEARS
-----------------------------------------------------------------------------------------------------------
Underlying Fund with Minimum
Total Annual Operating Expenses    949      1588      2147     4630    349      1228      2147     4630

Underlying Fund with Maximum
Total Annual Operating Expenses    2302     5042      7009     10839   1702     4682      7009     10839

IN THE "CHARGES AND DEDUCTIONS" SECTION, THE FOLLOWING IS ADDED:

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE") CHARGE

If you elect the GMWB for Life rider, a charge is deducted daily from amounts held in each Variable Funding Option. The current charge, on an annual basis, is 0.75% if you select the Single Life Option, or 0.90% if you select the Joint Life Option. Your current charge may increase when your RBB automatically resets, unless you notify us not to reset your RBB (see "Reset" ). The charge will never exceed 1.50%. You cannot cancel the rider, although the rider terminates under certain circumstances (see "Termination" below).

IN THE SECTION ENTITLE "LIVING BENEFITS," THE FOLLOWING SECTION IS ADDED:

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE")

SUMMARY OF BENEFITS For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit for Life, or "GMWB for Life". The GMWB for Life rider is designed to protect your investment from poor market performance. The GMWB for Life rider:

o Guarantees a fixed level of income for life after you attain a certain age as long as you do not withdraw more than a certain amount from your contract each year;

o    Can be purchased for you alone or with your spouse;

o    Can accommodate tax-qualified distributions from your contract;

o Increases in value on each anniversary if your Contract Value increases through an automatic reset feature;

o If your circumstances change before you reach the minimum age to begin lifetime income, the rider can provide an income until your guaranteed amount is recovered, as long as you do not withdraw more than a certain amount from your contract each year.

o If your circumstances change the rider offers the option to receive a lump sum after a period of years in lieu of the guarantee to take periodic payments.

You must continue to meet several restrictions and conditions in order to receive the benefits of the GMWB for Life rider. Withdrawals that exceed the allowable annual maximum will more rapidly decrease the guarantees under the rider. You are also required to remain invested in a limited number of specified Variable Funding Options to be eligible for the guarantees. Only Purchase Payments that you make within two years of purchase are eligible for the guarantees. See below for details.

Currently, you may elect the GMWB for Life rider only at the time of your initial purchase of the Contract. In the future we may offer the ability for contract owners to add the rider after purchase. You may not elect the GMWB for Life rider if you have also elected the GMWB or GMAB rider offered under this Contract. The GMWB for Life rider many not be available in all states. You may not elect a GMWB for Life rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB for Life rider. Once you purchase the GMWB for Life rider, you cannot cancel it.

In other written materials outside of this prospectus, we market the GMWB for Life rider using different names. These names are "Living Income Guarantee" and "Living Income Guarantee for 2". These names refer to the same GMWB for Life rider as described in this prospectus.

SINGLE LIFE OPTION OR JOINT LIFE OPTION The GMWB for Life rider is designed for use by you alone (the "Single Life Option"), or you and your spouse (the "Joint Life Option"). You must select either the Single Life Option or the Joint Life Option at the time you elect the GMWB for Life rider.

The Single Life Option is available to all Contract Owners. However, if you select the Single Life Option and your Contract is jointly owned, the age of the older joint owner will determine when you are eligible for lifetime benefits under the rider, and income is guaranteed only over the lifetime of the older joint owner.

The Joint Life Option is only available if you name your spouse as the joint owner or sole beneficiary of your annuity contract. Under the Joint Life Option, income is guaranteed over the joint lifetime of both you and your spouse. Under the Joint Life Option, the age of the younger spouse determines when you are eligible for lifetime benefits under the rider. This means you and your spouse will have to wait until the younger of you reaches the minimum age to qualify for the lifetime benefit.

REMAINING BENEFIT BASE ("RBB") The guarantees under the GMWB for Life rider are determined by applying an annual percentage to a base amount that we calculate called the "remaining benefit base" or "RBB."

Your initial RBB is equal to your initial Purchase Payment if you elect GMWB for Life when you purchase your contract. If in the future we permit the rider to be added after the Contract is issued, then your initial RBB is equal to your Contract Value when you elect the rider. The RBB is not a lump sum guarantee, rather, it is used to determine the amount that we return to you through a series of payments that annually do not exceed a percentage of your RBB.

Your RBB is subject to a maximum of $5,000,000 for all deferred variable annuities issued by us to you.

LIFETIME WITHDRAWAL BENEFIT ("LWB") The annual percentage of your RBB that is available for withdrawal is called the "Lifetime Withdrawal Benefit" or "LWB". Each year you may take withdrawals that do not exceed your LWB.

The level of your initial LWB payment depends on whether your GMWB for Life rider was issued under the Single Life Option or the Joint Life Option, and the timing of your first withdrawal from your annuity contract. You are eligible to receive payments under the LWB after you attain a certain age as shown below. Under the Joint Life Option, the age of the younger spouse determines eligibility. Under the Single Life Option, if your Contract is jointly owned, the age of the older joint owner determines eligibility.

     -------------------------------------------------------------------------------------------------

                                                                      MINIMUM AGE TO BE ELIGIBLE TO
                                                                               RECEIVE LWB

     -------------------------------------------------------------------------------------------------

     Single Life Option                                                        59 1/2 years

     -------------------------------------------------------------------------------------------------

     Joint Life Option                                                          65 years

     -------------------------------------------------------------------------------------------------

Your initial LWB is calculated as a percentage of the RBB immediately before your first withdrawal:

     -------------------------------------------------------------------------------------------------

     SINGLE LIFE OPTION:                                                           LWB

     -------------------------------------------------------------------------------------------------
     If you make your first withdrawal before the 5th anniversary               5% of RBB
     after you purchase GMWB for Life:
     -------------------------------------------------------------------------------------------------
     If you make your first withdrawal on or after the 5th                      6% of RBB
     anniversary, but before the 10th anniversary:
     -------------------------------------------------------------------------------------------------
     If you make your first withdrawal on or after the 10th                     7% of RBB
     anniversary:
     -------------------------------------------------------------------------------------------------

     JOINT LIFE OPTION:                                                            LWB

     -------------------------------------------------------------------------------------------------
     If you make your first withdrawal before the 8th anniversary               5% of RBB
     after you purchase GMWB for Life:
     -------------------------------------------------------------------------------------------------
     If you make your first withdrawal on or after the 8th                      6% of RBB
     anniversary, but before the 15th anniversary:
     -------------------------------------------------------------------------------------------------
     If you make your first withdrawal on or after the 15th                     7% of RBB
     anniversary:
     -------------------------------------------------------------------------------------------------

You should carefully choose when you take your first withdrawal from your Contract, because it will determine your LWB annual percentage which will not change for the life of your Contract. For example, if you take your first withdrawal before the 5th anniversary, your LWB will be 5% of RBB for the life of your Contract, and you will never qualify for a 6% or 7% of RBB.

As long as your total annual withdrawals do not exceed your LWB amount, you may continue to take your LWB payments until death, even if the aggregate payments exceed your RBB. Under the Joint Life Option, payments cease upon the death of the last surviving spouse. Under the Single Life Option, payments cease upon your death, or the death of the older joint owner.

You may adjust the amount and frequency of payments during the year. Each year you may take your LWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your LWB without affecting your guarantee. If you choose to receive only a part of, or none of, your LWB in any given year, your LWB in any subsequent year will not be increased. In certain circumstances we may limit the frequency of LWB payments to annual, such as payments under our Managed Distribution Program, payments to a beneficiary after your death, or if your Contract Value reduces to zero (see below).

ADDITIONAL PREMIUM Additional Purchase Payments made within two years after you purchase the GMWB for Life rider will increase your RBB, which will serve to increase your LWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new LWB is equal to the LWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original LWB as shown above.

Additional Purchase Payments made more than two years after you purchase the GMWB for Life rider will not be included in your RBB, and will be excluded from the guarantees under your rider.

WITHDRAWALS When you make a withdrawal, your LWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase of GMWB for Life (or "GMWB for Life Anniversary"), including the current withdrawal, does not exceed your LWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB for Life Anniversary, including the current withdrawal, exceeds your LWB immediately prior to the current withdrawal, we will recalculate your RBB and LWB.

To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a proportional "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

To recalculate your LWB, we reduce your LWB by a partial withdrawal reduction, which is equal to 1) the LWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by
3) the RBB immediately prior to the current withdrawal.

These recalculations magnify the effect of a withdrawal when your Contract Value is less than your RBB, as shown in the example below.

WITHDRAWAL EXAMPLES The following example is intended to illustrate the effect of withdrawals on your RBB and LWB. Assume your initial RBB is $100,000, your age is greater than 65, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

WITHDRAWAL EXAMPLE

------------------------------------------------------------------------------------------------------------------------
                               ASSUMES 15% GAIN ON INVESTMENT                   ASSUMES 15% LOSS ON INVESTMENT
------------------------------------------------------------------------------------------------------------------------
                       CONTRACT          RBB             LWB (5%)        CONTRACT           RBB            LWB (5%)
                         VALUE                                             VALUE
------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB PURCHASE   $100,000       $100,000           $5,000         $100,000        $100,000           $5,000
------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY PRIOR TO
WITHDRAWAL AND AFTER
THE FIRST GMWB
ANNIVERSARY             $115,000       $115,000           $5,750          $85,000        $100,000           $5,000
------------------------------------------------------------------------------------------------------------------------
PARTIAL WITHDRAWAL        N/A          (115,000        (5,750 X (1-         N/A          (100,000           (5,000 X
REDUCTION                                 X              105,000/                            X         (1-88,235/100,000)=
                                   10,000/115,000)=     115,000)=                     10,000/85,000)=        $588
                                        10,000             500                            $11,765
------------------------------------------------------------------------------------------------------------------------
GREATER OF PWR OR                      $10,000                                            $11,765
THE DOLLAR AMOUNT OF
THE WITHDRAWAL                     (10,000=10,000)                                    (11,765>10,000)
------------------------------------------------------------------------------------------------------------------------
CHANGE IN VALUE DUE
TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)              $10,000        $10,000             $500           $10,000         $11,765            $588
------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
AFTER WITHDRAWAL        $105,000       $105,000           $5,250          $75,000         $88,235           $4,412
------------------------------------------------------------------------------------------------------------------------

RESET On each anniversary after you purchase the GMWB for Life rider, we will automatically reset your RBB, under our Automatic RBB Reset Program, to an amount equal to 100% of the then Contract Value. We will not automatically reset your RBB if the Contract Value on your anniversary is less than your current RBB, or, if you (or you and your spouse) are over age 85.

You may choose to opt out of the Automatic RBB Reset Program, if a reset of your RBB would cause the charge for your rider to increase. This can happen since the rate you pay for the rider will be changed to the rate in effect at the time of reset and that may be higher than the rate before the reset. We will send you advance notice if the charge for your rider would increase upon reset in order to give you the opportunity to opt out of the Automatic RBB Reset Program. In order to opt out of the Automatic RBB Reset Program, you must notify us in writing which we must receive by the 7th calendar day prior to the scheduled reset. Your rider will no longer be reset for the life of the rider unless you subsequently elect in writing to opt back into the Automatic RBB Reset Program. Your opt back in election will go into effect upon the next GMWB for Life Anniversary following the receipt of your request.

Upon reset, the LWB will be recalculated as the greater of the a) LWB prior to the reset, or b) a percentage of the Reset RBB value. The percentage will equal the percentage of the RBB (e.g. 5%) used in determining the initial LWB.

GUARANTEED PRINCIPAL OPTION If your circumstances change and you no longer want the lifetime features of the GMWB for Life rider, you may wish to opt out and receive an adjustment to your Contract Value. In this case, once you have held the rider for ten (10) years or more you will have the option each year to elect the Guaranteed Principal Option. Each year you will have a 30-day window period during which you may elect the option. You may only elect the option once, as your GMWB for Life rider will terminate when you exercise the option.

The Guaranteed Principal Option will be paid to you as a positive adjustment to your Contract Value. The adjustment is equal to (a) minus (b):

(a) Purchase Payments credited within 120 days after you purchase the GMWB for Life rider, reduced by a "Percentage Reduction in the Contract Value" attributable to any partial withdrawals taken.

     We compute the "Percentage Reduction in Contract Value" attributable to a partial withdrawal by dividing the dollar amount of the withdrawal, plus any applicable withdrawal charges, by the Contract Value immediately preceding such withdrawal. We apply the Percentage Reduction in the Contract Value as a factor equal to 1 minus the percentage reduction.

(b) Your Contract Value on the GMWB Anniversary immediately preceding exercise of the Guaranteed Principal Option.

For example, assume you make a single Purchase Payment of $100,000 and elect the GMWB for Life rider. Also assume that you make no withdrawals, and that ten years later your Contract Value has declined to $80,000. If you elect to receive the Guaranteed Principal Option, we will apply $20,000 to your Contract Value to restore it to $100,000.

To exercise the Guaranteed Principal Option you must notify us in writing within 30 days following any anniversary of your purchase of the GMWB for Life rider, on or after the tenth (10th) anniversary of your purchase of the rider. We will adjust your Contract Value at the end of the 30-day window period.

The adjustment will be added to each Variable Funding Option in the ratio that the Contract Value in such Variable Funding Option bears to the total Contract Value in all Variable Funding Options. The adjustment will never be less than zero.

If you exercise the Guaranteed Principal Option, the GMWB for Life rider will terminate on the date the adjustment is added to your Contract Value.

REQUIRED ALLOCATION OF YOUR CONTRACT VALUE AND PREMIUM PAYMENTS
If you elect the GMWB for Life rider, you will be required to invest in a limited number of specific Variable Funding Options, and you will be foreclosed from investing in all the other Variable Funding Options that would otherwise be available to you. In addition, you may not allocate any portion of your Contract Value or Premium Payments to the Fixed Account.

You will be required to allocate 100% of your Contract Value or Purchase Payments to one or more of the following Variable Funding Options. Some of these Variable Funding Options invest in mutual funds that invest in other mutual funds, also known as "funds of funds." Please see the section in this prospectus entitled "Variable Funding Options" for a description of the investment objectives of these Variable Funding Options.


                       PERMITTED VARIABLE FUNDING OPTIONS

        Money Market Portfolio
        PIONEER VARIABLE CONTRACTS TRUST
        Pioneer Ibbotson Growth Allocation VCT Portfolio -- Class II Shares Pioneer Ibbotson Moderate Allocation VCT Portfolio -- Class II Shares Pioneer America Income VCT Portfolio -- Class II Shares
        Pioneer Global High Yield VCT Portfolio -- Class II Shares
        Pioneer Strategic Income VCT Portfolio -- Class II Shares
        Pioneer High Yield VCT Portfolio -- Class II Shares
        Pioneer Balanced VCT Portfolio -- Class II Shares
        SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
        Total Return Fund -- Class II


We will reject any request by you to transfer Contract Value or allocate Purchase Payments to a Variable Funding Option other than the permitted Variable Funding Options listed above. You will be required to re-submit your request to comply with the above restrictions. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it violated the above restrictions.

We may add or remove Variable Funding Options for eligibility for new investments from the list of permitted Variable Funding Options.

GMWB FOR LIFE CHARGE The charge for your GMWB for Life rider depends on whether you purchase the Single Life Option or the Joint Life Option. The charge is deducted daily from amounts held in each Variable Funding Option. The current charge, on an annual basis, is shown below. Your current charge may increase when your RBB automatically resets, unless you notify us not to reset your RBB (see "Reset" above). The charge will never exceed 1.50%.

  -------------------------------------------------------------------

                                         CURRENT CHARGE

  -------------------------------------------------------------------

  Single Life Option
                                             0.75%
  -------------------------------------------------------------------

  Joint Life Option
                                             0.90%
  -------------------------------------------------------------------

ANNUAL WITHDRAWAL BENEFIT ("AWB") If your circumstances change, you may wish to take guaranteed withdrawals even though you have not yet reached the minimum age to be eligible for lifetime payments under LWB. In this case, you can take an "Annual Withdrawal Benefit" or "AWB" which allows you to withdraw an amount each year until your RBB is depleted. AWB payments are not guaranteed for life.

The level of your AWB is determined in the same manner as the level of your LWB as described in the above section entitled "Lifetime Withdrawal Benefit ("LWB")", except that there is no minimum age to be eligible to receive AWB payments. Additional Premium Payments affect your AWB in the same manner as they do the LWB as described in the "Additional Premium Payments" section above. The reset of your RBB will affect your AWB in the same manner as it affects the LWB as described in the "Reset" section above.

Withdrawals affect your AWB in the same manner as your LWB as described in the "Withdrawals" section above, with the following exception. If you begin taking AWB withdrawals before you reach the minimum age to qualify for payments under LWB, when you reach the minimum age any withdrawals in excess of your LWB amount will subject your LWB and RBB to a partial withdrawal reduction, even if your withdrawal does not exceed your AWB. This could serve to decrease the amount of your future monthly payments under LWB, and the length of the time period during which you may continue to take payments under AWB.

SHOULD I TAKE WITHDRAWALS UNDER LWB OR AWB? The GMWB for Life rider works best, and is designed, for the investor who can wait until the minimum age is attained to qualify for LWB payments. If you take your first withdrawal after you have reached the minimum age to qualify for LWB payments, payments under AWB or LWB are equal and the same. However, if you take your first withdrawal before you have reached the minimum age to qualify for LWB payments, the AWB or LWB payments available to you when you reach the minimum age may not be equal.

AWB is designed for the investor who has undergone a change in circumstances and wants to take withdrawals before reaching the minimum age to qualify for LWB payments.

If you choose to take AWB payments before you qualify for LWB payments, you should consider that the charges for the GMWB for Life rider are designed to support LWB payments for life, and that you may be paying a higher charge without receiving the full benefit.

IF YOU CONTINUE TO MAKE WITHDRAWALS IN EXCESS OF THE LWB ONCE THE MINIMUM AGE TO QUALIFY FOR LWB HAS BEEN REACHED, YOU MAY EVENTUALLY LOSE ANY BENEFIT UNDER LWB.

Whether you choose to access your money using the LWB, AWB, or Guaranteed Principal Option depends on your individual financial circumstances and the performance of your annuity contract. You should consult with your financial adviser to determine which method is best for you.

TAX-QUALIFIED DISTRIBUTION PROGRAMS Subject to certain limitations and restrictions, your LWB and AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, but will not affect the LWB or AWB. The following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     (1) distributions relating to this Contract intended to satisfy the required minimum distribution rules under Internal Revenue Code of 1986, as amended, ("Code"), Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to a qualified retirement plan (Code Section 401), a tax-sheltered annuity (Code
          Section 403(b)), an individual retirement annuity (Code Section 408(b)), or an eligible deferred compensation plan (Code Section 457(b)), which required minimum distribution is calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate, or as otherwise required to be calculated under the Code and the regulations thereunder;

     (2) distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity Contract provided under Code Section 72(s)(1) for certain amounts payable over the life, or over a period no longer than the remaining life expectancy, of a designated beneficiary relating to this Contract;

     (3) distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of such participant and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710, or as subsequently determined under the tax law (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program) relating to this Contract; or

     (4) distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity Contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 -9, Notice 2004-15, page 526, or as subsequently determined under the tax law (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program) relating to this Contract.

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB for Life rider, however your

RBB, LWB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select a frequency of payments. You may change the frequency of your payments only once every two years after your GMWB for Life Anniversary, and you may only make the change during the 30-day period after your GMWB for Life Anniversary. At the time you purchase GMWB for Life, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB for Life Anniversary.

You are advised to take your required distributions prior to purchasing GMWB for Life in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB for Life, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB for Life (a "GMWB for Life Year"). If during any GMWB for Life Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB for Life rider, however for the remainder of the GMWB for Life Year your RBB, LWB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

DISTRIBUTIONS UNDER THE TAX-QUALIFIED DISTRIBUTION PROGRAM WILL BE DETERMINED AS IF YOUR CONTRACT UNDER WHICH YOUR GMWB FOR LIFE RIDER WAS ISSUED WERE THE ONLY CONTRACT SUBJECT TO THE ABOVE TAX RULES.

TERMINATION Once you purchase the GMWB for Life rider, you cannot cancel it. However, the rider will automatically terminate when:

     o    you make a full withdrawal of your Contract Value;

     o    you apply all of your Contract Value to an Annuity Option;

     o the Contract Owner dies and a death benefit under your Contract becomes payable, unless the Contract is continued by the beneficiary;

     o the Annuitant dies and the Annuitant is not the person whose life is used to determine guaranteed payments;

     o you transfer ownership of your Contract, or change the spousal beneficiary under the Joint Life Option;

     o    you opt to take the Guaranteed Principal Option; or

     o    you terminate your annuity contract.

Charges for the rider cease upon termination.

OTHER INFORMATION You should also consider the following before you purchase the GMWB for Life rider:

     o The charge for the GMWB for Life rider continues for the life of the rider, even if you never need nor exercise the guarantees under the rider.

     o Withdrawals that are greater than your LWB or AWB will erode your guarantee by serving to more rapidly deplete your RBB.

     o The GMWB for Life rider is not transferable; if you transfer ownership of your Contract, or change the spousal beneficiary under the Joint Life Option, the rider terminates automatically.

     o If you only plan to take AWB, or take the Guaranteed Principal Option, you should consider the higher cost of the GMWB for Life rider which is designed to support payments for life under LWB.

     o If you continue to take AWB once eligible for LWB, you may eventually lose any benefit under LWB.

EFFECT ON THE DEATH BENEFIT The GMWB for Life rider terminates when a death benefit under your Contract becomes payable, except in certain circumstances when the beneficiary may continue the Contract along with the GMWB for Life rider (see "Contract Continuation by Beneficiary" and "Contract Value Reduces to Zero" below).

However, if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described in the "Death Benefit" section, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.

If the Annuitant dies before the Contract Owner(s), then the GMWB for Life rider will terminate and the beneficiary cannot continue the rider.

Under the Joint Life Option, if the spousal beneficiary predeceases the Contract Owner, the rider continues and no death benefit is paid out; the Contract Owner may then name a new beneficiary for the purposes of the death benefit provisions under the Contract, but not for purposes of the GMWB for Life rider.

Notwithstanding anything in the GMWB for Life rider to the contrary:

(a) in order to comply with section 72(s) of the Code, if the GMWB for Life rider is purchased with respect to a non-qualified annuity contract, any death benefit paid out under the terms of the GMWB for Life rider to a non-spousal Beneficiary upon the death of the owner (or to a payee other than the spouse of the Annuitant on the death of the Annuitant, where the Contract is owned by a non-natural person) (including payments made under the "Contract Continuation by the Beneficiary" provision, "Contract Value Reset to Zero" provision, and any other payments of the AWB and RBB otherwise made after a death) will be paid out in non-increasing annual installments over a period no longer than the remaining single life expectancy of the Beneficiary under the appropriate IRS life expectancy table under Code Section 72 and the regulation thereunder or as otherwise provided under the tax law for non-qualified annuities and under Code
Section 72(s). Such payments must begin within 12 months of the date of death in all cases.

(b) Where the Beneficiary or other payee under paragraph (a) is not a natural person, such period may not extend beyond the fifth anniversary of the date of the death.

(c) If the GMWB for Life rider is issued under a Qualified Contract and the death occurs on or after the Required Beginning Date of distributions to the participant under Code Section 401(a)(9), the period for the payments described in paragraph (a) above may not exceed the longer of: (i) the Beneficiary's or other payee's remaining life expectancy or (ii) the deceased Annuitant's remaining life expectancy in the year of his or her death, reduced by one for each calendar year thereafter.

(d) Where under other sections of the GMWB for Life rider, any payment described in this section ("Effect on Death Benefits") is payable over a shorter period of time, required to begin at an earlier date, or would otherwise be paid more rapidly than under this section ("Effect on Death Benefit"), then such payment will be made under the terms of such other provision.

If annual payments must exceed the AWB in order to comply with these requirements, then these payments will not result in a Partial Withdrawal Reduction to the RBB and AWB as described in the RBB and AWB sections of the GMWB for Life rider. Each withdrawal will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

CONTRACT CONTINUATION BY THE BENEFICIARY Under the Joint Life Option, if the spousal beneficiary elects to continue the Contract instead of receiving the death benefit, the GMWB for Life rider will also continue for the benefit of the spouse. Upon the death of the spouse, the LWB will terminate. However, if there are any remaining AWB payments, such payments may be continued by a surviving beneficiary instead of receiving a death benefit. In such case payments will be made annually on the next rider anniversary, no further resets will be made of the RBB, and the RBB will be reduced by the amount of each payment. Upon the death of such beneficiary, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.

Under the Single Life Option, the LWB terminates when a death benefit becomes payable under the Contract, regardless of whether the Contract is continued by a beneficiary. If a non-spousal beneficiary continues the Contract, even under the Joint Life Option, the LWB terminates. However, if there are any remaining AWB payments, such payments may also be continued by a surviving beneficiary as described in the preceding paragraph.

Payments made under the Continuation by the Beneficiary provision of the GMWB for Life rider will be adjusted to the extent required so that upon the death of the owner (or upon the death of the Annuitant where the owner is not a natural person), the RBB is paid out at regular intervals in non-increasing annual payments over a period no longer than permitted under Code Section 72(s) in the case of a rider made a part of a non-qualified Contract.

For riders issued under a Qualified Contract, the payments under the Continuation by the Beneficiary provision of the GMWB for Life rider must be paid out at regular intervals in non-increasing annual payments made over a period no longer than that permitted under Code Section 401(a)(9) and the regulations thereunder.

Payments to the Beneficiary or to the owner's estate on the death of the owner, or payments to the Beneficiary's estate (or to the successor beneficiary) in the case of the Beneficiary's death must be made beginning within twelve months of such death in each case and will be made at least as rapidly as under the payment method, if any, being used at the time of the death.

CONTRACT VALUE REDUCES TO ZERO If your Contract Value reduces to zero for reasons other than you making 1) a withdrawal that exceeds your AWB or LWB or 2) a full withdrawal of your Contract Value, and the minimum age has already been reached to be eligible to receive LWB payments, then we will automatically begin paying you annual payments equal to the LWB as long as you (or you or your spouse under the Joint Life Option) are alive unless you elect to receive annual payments equal to the AWB as set forth below. Payments will be made once a year on each rider effective date anniversary starting with the next anniversary. Each payment will reduce the RBB by the amount of the payment. Alternatively, you have the option to elect in writing to instead receive annual payments equal to the current AWB, as of the date your written election is received in good order at our office, until the RBB is depleted. Upon such election, we will begin paying you the AWB starting on the next rider effective date anniversary following the date your written election is received in good order in our office.

If the minimum age to be eligible for LWB payments has not yet been reached, and the RBB is greater than zero, we will automatically begin paying you annual payments equal to the AWB until the RBB is depleted. All other rights under your Contract cease, we will no longer accept subsequent Purchase Payments and no future resets will be allowed. All other optional endorsements are terminated without value.

Upon your death (or you or your spouse's death under the Joint Life Option), your Beneficiary(s) will receive the following:

     1. Under the Single Life Option, the LWB will be set to $0.00 and the beneficiary(s) will receive annual payments equal to the current AWB until the RBB is depleted. No other death benefit or Enhanced Stepped-Up Provision (if any) will be paid if the RBB is already equal to zero upon the owner's death. The death benefit under the Contract is cancelled. Upon the beneficiary's death, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.

     2. Under the Joint Life Option, the terms of the rider continue and we will continue to your spouse annual payments equal to either the LWB or AWB according to your election prior to your death and the terms described above. The death benefit under the Contract is cancelled. Upon the spouse's death, the LWB will be set to $0.00 and the spousal beneficiary's estate or Beneficiary, as applicable, will receive annual payments equal to the current AWB until the RBB is depleted. Upon that beneficiary's death, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates

     3. Payments made under the "Contract value reduces to Zero" provision of the GMWB for Life rider will be adjusted to the extent required so that upon the death of the owner, the RBB is paid out at regular intervals in non-increasing annual payments over a period no longer than permitted under Code Section 72(s) in the case of a rider made a part of a non-qualified Contract.

     4. For riders issued under a Contract that is issued to an Individual Retirement Account under Code Section 408(a), an Individual Retirement Annuity under Code Section 408(b), a Roth IRA annuity under Code
          Section 408A, a SIMPLE IRA annuity under Code Section 408(p) or any other annuity under an employer's retirement plan that is subject to the required minimum distribution rules under Code Section 401(a)(9), including the after-death distribution rules under Code Section 401(a)(9)(B) ("Qualified Contracts"), The payments under this provision of the GMWB for Life rider will be adjusted as required to be paid out in a non-increasing annual payments over a period no longer than permitted under Code Section 401(a)(9).

Payments to the Beneficiary (or to the owner's estate on the death of the owner), or payments to the successor beneficiary (or to the Beneficiary's estate) in the case of the Beneficiary's death must be made beginning within twelve months of such death in each case and will be made at least as rapidly as under the payment method, if any, being used at the time of the death.

In the section entitled "Death Benefit," the following paragraph is added as the last paragraph:

If you purchased the GMWB for Life rider and if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described above, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the GMWB for Life rider is added to your Contract.



L-245686                                                      January, 2006

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                   VINTAGE II
                             VINTAGE II (SERIES II)
                                    VINTAGE 3
                              PORTFOLIO ARCHITECT 3
                              PORTFOLIO ARCHITECT L
                                    VINTAGE L
                          PIONEER L ANNUISTAR(SM) FLEX

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                DECEMBER 30, 2005

                                       FOR

            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 2, 2005. A copy of the Prospectus may be obtained by writing to The Travelers Life and Annuity Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS

THE INSURANCE COMPANY.....................................................     2
PRINCIPAL UNDERWRITER.....................................................     2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.........................     2
VALUATION OF ASSETS.......................................................     3
FEDERAL TAX CONSIDERATIONS................................................     4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.............................     7
CONDENSED FINANCIAL INFORMATION...........................................     8
FINANCIAL STATEMENTS......................................................   F-1

                              THE INSURANCE COMPANY

The Travelers Life and Annuity Company (the "Company") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states (except New York) and the District of Columbia and Puerto Rico. The Company's Home Office is located at One Cityplace Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Travelers Separate Account Ten for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account Ten are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

                                ($ in thousands)

--------------------------------------------------------------------------------------------------
                     UNDERWRITING COMMISSIONS PAID TO TDLLC     AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                             BY THE COMPANY                          RETAINED BY TDLLC
--------------------------------------------------------------------------------------------------
2004                                $125,706                                    $0
--------------------------------------------------------------------------------------------------
2003                                $121,903                                    $0
--------------------------------------------------------------------------------------------------
2002                                $103,960                                    $0
--------------------------------------------------------------------------------------------------

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

            (a) = investment income plus capital gains and losses (whether realized or unrealized);

            (b) = any deduction for applicable taxes (presently zero); and

            (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAs

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

            (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

            (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

            (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

            (d)   the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.    OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and schedules of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, included herein, and the financial statements of The Travelers Separate Account Ten for Variable Annuities as of December 31, 2004, and for each of the years in the two-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Life and Annuity Company refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for goodwill and intangible assets in 2002.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (5/02)                               2004        0.982           0.972                 320,499
                                                               2003        0.995           0.982                 486,707

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (11/03)      2004        1.032           1.075                      --
                                                               2003        1.000           1.032                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (11/03)       2004        1.043           1.161                      --
                                                               2003        1.000           1.043                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (11/03)                                              2004        1.033           1.123                  48,287
                                                               2003        1.000           1.033                      --

   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        1.153           1.259                 171,589
                                                               2003        0.857           1.153                 155,747

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.172           1.361                 886,919
                                                               2003        0.904           1.172                 503,783

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (12/03)                                     2004        1.056           1.126                      --
                                                               2003        1.000           1.056                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (11/03)                                              2004        1.052           1.099                  33,071
                                                               2003        1.000           1.052                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2004        1.080           1.258                  53,097
                                                               2003        1.000           1.080                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.002           1.012                      --
                                                               2003        1.000           1.002                      --

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2004        1.033           1.058                      --
                                                               2003        1.000           1.033                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.125           1.308                      --
                                                               2003        1.000           1.125                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.064           1.209                  52,241
                                                               2003        1.000           1.064                      --

   Pioneer Europe VCT Portfolio - Class II Shares (11/03)      2004        1.094           1.267                      --
                                                               2003        1.000           1.094                      --

   Pioneer Fund VCT Portfolio - Class II Shares (12/03)        2004        1.053           1.144                  69,628
                                                               2003        1.000           1.053                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.029           1.073                      --
                                                               2003        1.000           1.029                      --

   Pioneer High Yield VCT Portfolio - Class II
   Shares (12/03)                                              2004        1.024           1.082                  94,940
                                                               2003        1.000           1.024                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.093           1.268                      --
                                                               2003        1.000           1.093                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.051           1.254                  33,692
                                                               2003        1.000           1.051                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.039           1.091                  94,165

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.041           1.069                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.044           1.385                      --
                                                               2003        1.000           1.044                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.062           1.247                  16,661
                                                               2003        1.000           1.062                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.038           1.152                      --
                                                               2003        1.000           1.038                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.024           1.103                  66,703
                                                               2003        1.000           1.024                      --

   Pioneer Value VCT Portfolio - Class II Shares (11/03)       2004        1.061           1.158                  92,637
                                                               2003        1.000           1.061                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (12/03)                        2004        1.038           1.103                      --
                                                               2003        1.000           1.038                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (5/02)                               2004        0.985           0.973                 508,529
                                                               2003        0.999           0.985                 536,126

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (11/03)      2004        1.031           1.072                 102,047
                                                               2003        1.000           1.031                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (11/03)       2004        1.043           1.158                 197,449
                                                               2003        1.000           1.043                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (11/03)                                              2004        1.032           1.120                 234,857
                                                               2003        1.000           1.032                      --

   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        1.300           1.417               2,926,013
                                                               2003        0.969           1.300               2,045,532

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.278           1.481               3,889,690
                                                               2003        0.989           1.278               2,193,501

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (12/03)                                     2004        1.056           1.123                 413,843
                                                               2003        1.000           1.056                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (11/03)                                              2004        1.052           1.097                  77,694
                                                               2003        1.000           1.052                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2004        1.080           1.255                 119,173
                                                               2003        1.000           1.080                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.002           1.009                  62,545
                                                               2003        1.000           1.002                      --

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2004        1.033           1.056                  41,219
                                                               2003        1.000           1.033                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.125           1.305                  55,808
                                                               2003        1.000           1.125                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.063           1.207                 460,930
                                                               2003        1.000           1.063                      --

   Pioneer Europe VCT Portfolio - Class II Shares (11/03)      2004        1.094           1.264                      --
                                                               2003        1.000           1.094                      --

   Pioneer Fund VCT Portfolio - Class II Shares (12/03)        2004        1.053           1.142                 159,016
                                                               2003        1.000           1.053                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.029           1.070                  18,395
                                                               2003        1.000           1.029                      --

   Pioneer High Yield VCT Portfolio - Class II
   Shares (12/03)                                              2004        1.024           1.079                 373,187
                                                               2003        1.000           1.024                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.092           1.265                  28,542
                                                               2003        1.000           1.092                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.051           1.251                  53,670
                                                               2003        1.000           1.051                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.039           1.089                  65,506

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.041           1.068                  15,375

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.044           1.382                  18,921
                                                               2003        1.000           1.044                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.062           1.244                  51,295
                                                               2003        1.000           1.062                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.038           1.149                  14,424
                                                               2003        1.000           1.038                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.023           1.100                 467,075
                                                               2003        1.000           1.023                      --

   Pioneer Value VCT Portfolio - Class II Shares (11/03)       2004        1.061           1.156                  84,245
                                                               2003        1.000           1.061                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (12/03)                        2004        1.038           1.101                   6,677
                                                               2003        1.000           1.038                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (5/02)                               2004        0.993           0.980                      --
                                                               2003        1.000           0.993                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (11/03)      2004        1.031           1.071                      --
                                                               2003        1.000           1.031                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (11/03)       2004        1.043           1.157                      --
                                                               2003        1.000           1.043                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (11/03)                                              2004        1.032           1.119                      --
                                                               2003        1.000           1.032                      --

   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        1.191           1.297                   2,012
                                                               2003        1.000           1.191                      --

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.174           1.359                   2,118
                                                               2003        1.000           1.174                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (12/03)                                     2004        1.056           1.122                      --
                                                               2003        1.000           1.056                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (11/03)                                              2004        1.052           1.095                      --
                                                               2003        1.000           1.052                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2004        1.080           1.254                      --
                                                               2003        1.000           1.080                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.002           1.008                      --
                                                               2003        1.000           1.002                      --

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2004        1.032           1.055                      --
                                                               2003        1.000           1.032                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.125           1.304                      --
                                                               2003        1.000           1.125                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.063           1.205                      --
                                                               2003        1.000           1.063                      --

   Pioneer Europe VCT Portfolio - Class II Shares (11/03)      2004        1.094           1.263                      --
                                                               2003        1.000           1.094                      --

   Pioneer Fund VCT Portfolio - Class II Shares (12/03)        2004        1.053           1.141                   5,691
                                                               2003        1.000           1.053                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.029           1.069                      --
                                                               2003        1.000           1.029                      --

   Pioneer High Yield VCT Portfolio - Class II
   Shares (12/03)                                              2004        1.024           1.078                   2,370
                                                               2003        1.000           1.024                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.092           1.263                      --
                                                               2003        1.000           1.092                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.051           1.250                   3,167
                                                               2003        1.000           1.051                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.039           1.088                      --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.040           1.067                   2,434

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.043           1.380                      --
                                                               2003        1.000           1.043                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.061           1.243                      --
                                                               2003        1.000           1.061                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.038           1.148                      --
                                                               2003        1.000           1.038                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.023           1.099                   4,644
                                                               2003        1.000           1.023                      --

   Pioneer Value VCT Portfolio - Class II Shares (11/03)       2004        1.061           1.155                      --
                                                               2003        1.000           1.061                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (12/03)                        2004        1.038           1.100                      --
                                                               2003        1.000           1.038                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (5/02)                               2004        0.983           0.969                 132,347
                                                               2003        0.999           0.983                  11,760

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (11/03)      2004        1.031           1.070                  15,272
                                                               2003        1.000           1.031                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (11/03)       2004        1.043           1.156                   9,365
                                                               2003        1.000           1.043                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (11/03)                                              2004        1.032           1.118                  55,855
                                                               2003        1.000           1.032                      --

   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        1.297           1.411                 385,792
                                                               2003        0.968           1.297                 328,001

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.275           1.475                 576,751
                                                               2003        0.988           1.275                 252,135

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (12/03)                                     2004        1.056           1.121                  59,779
                                                               2003        1.000           1.056                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (11/03)                                              2004        1.052           1.094                      --
                                                               2003        1.000           1.052                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2004        1.080           1.253                   2,516
                                                               2003        1.000           1.080                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.002           1.007                  51,071
                                                               2003        1.000           1.002                      --

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2004        1.032           1.054                  12,729
                                                               2003        1.000           1.032                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.125           1.302                  21,567
                                                               2003        1.000           1.125                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.063           1.204                     824
                                                               2003        1.000           1.063                      --

   Pioneer Europe VCT Portfolio - Class II Shares (11/03)      2004        1.093           1.261                      --
                                                               2003        1.000           1.093                      --

   Pioneer Fund VCT Portfolio - Class II Shares (12/03)        2004        1.052           1.139                  48,327
                                                               2003        1.000           1.052                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.029           1.068                   2,695
                                                               2003        1.000           1.029                      --

   Pioneer High Yield VCT Portfolio - Class II
   Shares (12/03)                                              2004        1.024           1.077                  28,103
                                                               2003        1.000           1.024                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.092           1.262                      --
                                                               2003        1.000           1.092                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.051           1.249                  12,448
                                                               2003        1.000           1.051                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.039           1.088                      --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.040           1.066                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.043           1.378                   8,442
                                                               2003        1.000           1.043                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.061           1.242                   8,306
                                                               2003        1.000           1.061                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.038           1.146                   2,614
                                                               2003        1.000           1.038                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.023           1.098                  30,666
                                                               2003        1.000           1.023                      --

   Pioneer Value VCT Portfolio - Class II Shares (11/03)       2004        1.061           1.153                  36,417
                                                               2003        1.000           1.061                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (12/03)                        2004        1.038           1.099                  19,319
                                                               2003        1.000           1.038                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.55%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (5/02)                               2004        1.000           0.993                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (11/03)      2004        1.000           1.054                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (11/03)       2004        1.000           1.064                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (11/03)                                              2004        1.000           1.071                      --

   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        1.000           1.084                      --

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.000           1.155                  63,377

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (12/03)                                     2004        1.000           1.052                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (11/03)                                              2004        1.000           1.046                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2004        1.000           1.168                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.000           1.032                      --

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2004        1.000           1.025                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.000           1.294                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.000           1.124                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Europe VCT Portfolio - Class II Shares (11/03)      2004        1.000           1.176                      --

   Pioneer Fund VCT Portfolio - Class II Shares (12/03)        2004        1.000           1.089                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.000           1.080                      --

   Pioneer High Yield VCT Portfolio - Class II
   Shares (12/03)                                              2004        1.000           1.084                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.000           1.169                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.000           1.142                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.000           1.069                      --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.000           1.009                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.000           1.307                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.000           1.153                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.000           1.107                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.000           1.097                      --

   Pioneer Value VCT Portfolio - Class II Shares (11/03)       2004        1.000           1.085                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (12/03)                        2004        1.000           1.052                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.65%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (5/02)                               2004        0.992           0.976                      --
                                                               2003        1.000           0.992                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (11/03)      2004        1.031           1.068                      --
                                                               2003        1.000           1.031                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (11/03)       2004        1.042           1.153                      --
                                                               2003        1.000           1.042                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (11/03)                                              2004        1.032           1.116                      --
                                                               2003        1.000           1.032                      --

   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        1.190           1.292                      --
                                                               2003        1.000           1.190                      --

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.173           1.354                      --
                                                               2003        1.000           1.173                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (12/03)                                     2004        1.056           1.118                      --
                                                               2003        1.000           1.056                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (11/03)                                              2004        1.052           1.092                      --
                                                               2003        1.000           1.052                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2004        1.080           1.250                      --
                                                               2003        1.000           1.080                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.001           1.005                      --
                                                               2003        1.000           1.001                      --

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2004        1.032           1.051                      --
                                                               2003        1.000           1.032                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.124           1.299                      --
                                                               2003        1.000           1.124                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.063           1.201                      --
                                                               2003        1.000           1.063                      --

   Pioneer Europe VCT Portfolio - Class II Shares (11/03)      2004        1.093           1.259                      --
                                                               2003        1.000           1.093                      --

   Pioneer Fund VCT Portfolio - Class II Shares (12/03)        2004        1.052           1.137                      --
                                                               2003        1.000           1.052                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.029           1.066                      --
                                                               2003        1.000           1.029                      --

   Pioneer High Yield VCT Portfolio - Class II
   Shares (12/03)                                              2004        1.024           1.075                      --
                                                               2003        1.000           1.024                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.092           1.259                      --
                                                               2003        1.000           1.092                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.051           1.246                      --
                                                               2003        1.000           1.051                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (4/04)                                      2004        1.038           1.086                      --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.040           1.064                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.043           1.375                      --
                                                               2003        1.000           1.043                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.061           1.239                      --
                                                               2003        1.000           1.061                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.038           1.144                      --
                                                               2003        1.000           1.038                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.023           1.095                      --
                                                               2003        1.000           1.023                      --

   Pioneer Value VCT Portfolio - Class II Shares (11/03)       2004        1.061           1.151                      --
                                                               2003        1.000           1.061                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (12/03)                        2004        1.037           1.096                      --
                                                               2003        1.000           1.037                      --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (6/02)                            2004        0.949           1.111                  48,121
                                                               2003        0.775           0.949                  47,448
                                                               2002        1.000           0.775                  13,963

   High Yield Bond Trust (5/04)                                2004        0.988           1.065                      --

   Managed Assets Trust (9/04)                                 2004        1.014           1.073                      --

   Money Market Portfolio (5/02)                               2004        0.982           0.972                 320,499
                                                               2003        0.995           0.982                 486,707
                                                               2002        1.000           0.995                 187,176

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (11/01)             2004        0.956           0.991                 326,881
                                                               2003        0.780           0.956                 329,058
                                                               2002        1.142           0.780                 360,945
                                                               2001        1.000           1.142                  71,942

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/01)                                             2004        0.968           1.028                 372,515
                                                               2003        0.801           0.968                 394,719
                                                               2002        1.182           0.801                 422,138
                                                               2001        1.000           1.182                 170,836

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.316           1.463               1,024,798
                                                               2003        0.993           1.316               1,046,278

   Growth Fund - Class 2 Shares (11/99)                        2004        1.227           1.353               3,308,359
                                                               2003        0.916           1.227               2,615,035

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.186           1.282               4,515,478
                                                               2003        0.914           1.186               4,287,113

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/02)       2004        1.119           1.370                   3,768
                                                               2003        0.799           1.119                   3,768
                                                               2002        1.000           0.799                   3,768

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2004        1.250           1.609                 316,497
                                                               2003        0.952           1.250                 324,500
                                                               2002        1.000           0.952                 254,096

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (6/02)                           2004        0.969           1.057                 104,238
                                                               2003        0.751           0.969                  87,565
                                                               2002        1.000           0.751                  30,660

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/02)                           2004        0.948           0.975                  40,791
                                                               2003        0.798           0.948                  48,092
                                                               2002        1.000           0.798                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.031           1.138                 486,766
                                                               2003        0.841           1.031                 406,480
                                                               2002        1.000           0.841                 111,997

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.442           1.761                  34,887
                                                               2003        1.000           1.442                  22,887

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.172           1.361                 886,919
                                                               2003        0.904           1.172                 503,783
                                                               2002        1.134           0.904                 319,815
                                                               2001        1.000           1.134                  47,591

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2004        1.020           1.160                  70,887
                                                               2003        0.788           1.020                  27,006
                                                               2002        1.000           0.788                  17,719

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (10/01)            2004        1.086           1.173                 474,749
                                                               2003        0.867           1.086                 389,159
                                                               2002        1.141           0.867                 162,856
                                                               2001        1.000           1.141                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (1/00)                                       2004        1.035           1.107                   5,464
                                                               2003        0.754           1.035                   5,467
                                                               2002        1.000           0.754                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2004        1.016           1.079                   4,237
                                                               2003        0.797           1.016                   2,931
                                                               2002        1.000           0.797                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (8/02)                  2004        1.015           1.076                  11,325
                                                               2003        0.911           1.015                  12,720
                                                               2002        1.000           0.911                   4,844

   Global Life Sciences Portfolio - Service Shares (9/02)      2004        0.907           1.015                      --
                                                               2003        0.733           0.907                      --
                                                               2002        1.000           0.733                      --

   Global Technology Portfolio - Service Shares (8/02)         2004        0.894           0.880                  37,960
                                                               2003        0.623           0.894                  36,011
                                                               2002        1.000           0.623                      --

   Worldwide Growth Portfolio - Service Shares (8/02)          2004        0.894           0.916                  18,396
                                                               2003        0.738           0.894                  17,668
                                                               2002        1.000           0.738                  17,318

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.330           1.497                   6,366
                                                               2003        1.000           1.330                   4,618

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.239           1.368               1,022,255
                                                               2003        1.000           1.239                 136,043

   Mid-Cap Value Portfolio (5/03)                              2004        1.254           1.524                 681,732
                                                               2003        1.000           1.254                 241,207

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.201                  44,617
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.199                  14,965
                                                               2003        1.000           1.067                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (9/04)     2004        0.986           1.069                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.043           1.113                 366,107
                                                               2003        1.000           1.043                 162,740

   Total Return Portfolio - Administrative Class (10/01)       2004        1.102           1.132               5,138,114
                                                               2003        1.071           1.102               5,603,583
                                                               2002        1.002           1.071               4,649,600
                                                               2001        1.000           1.002                 359,558

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (12/01)   2004        1.100           1.159                 155,269
                                                               2003        0.850           1.100                 172,684
                                                               2002        1.233           0.850                  67,678
                                                               2001        1.000           1.233                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Putnam VT International Equity Fund - Class IB
   Shares (10/01)                                              2004        1.155           1.315                 245,992
                                                               2003        0.917           1.155                 262,993
                                                               2002        1.137           0.917                 209,372
                                                               2001        1.000           1.137                   4,558

   Putnam VT Small Cap Value Fund - Class IB Shares (11/01)    2004        1.433           1.771                 400,281
                                                               2003        0.977           1.433                 407,261
                                                               2002        1.220           0.977                 286,310
                                                               2001        1.000           1.220                  98,292

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/01)                              2004        1.127           1.196                 840,635
                                                               2003        0.827           1.127                 867,910
                                                               2002        1.127           0.827                 838,091
                                                               2001        1.000           1.127                  74,887

   Investors Fund - Class I (10/01)                            2004        1.107           1.197                 545,432
                                                               2003        0.854           1.107                 636,125
                                                               2002        1.133           0.854                 526,307
                                                               2001        1.000           1.133                  14,994

   Large Cap Growth Fund - Class I (9/02)                      2004        1.128           1.111                  25,077
                                                               2003        0.797           1.128                  24,323
                                                               2002        1.000           0.797                   4,749

   Small Cap Growth Fund - Class I (11/01)                     2004        1.171           1.320                 249,354
                                                               2003        0.802           1.171                 295,575
                                                               2002        1.255           0.802                 244,170
                                                               2001        1.000           1.255                  22,533

The Travelers Series Trust
   Convertible Securities Portfolio (6/02)                     2004        1.156           1.204                 127,245
                                                               2003        0.935           1.156                 108,925
                                                               2002        1.000           0.935                  26,056

   Disciplined Mid Cap Stock Portfolio (6/02)                  2004        1.038           1.184                 142,087
                                                               2003        0.792           1.038                 112,878
                                                               2002        1.000           0.792                  53,735

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Equity Income Portfolio (11/01)                             2004        1.224           1.317                 611,967
                                                               2003        0.952           1.224                 607,249
                                                               2002        1.129           0.952                 397,607
                                                               2001        1.000           1.129                  10,873

   Federated High Yield Portfolio (8/02)                       2004        1.187           1.284                 221,187
                                                               2003        0.990           1.187                 218,017
                                                               2002        1.000           0.990                  87,108

   Federated Stock Portfolio (9/02)                            2004        0.977           1.058                     551
                                                               2003        0.781           0.977                     553
                                                               2002        1.000           0.781                      --

   Large Cap Portfolio (10/01)                                 2004        1.050           1.096                 141,124
                                                               2003        0.860           1.050                 147,137
                                                               2002        1.137           0.860                  95,934
                                                               2001        1.000           1.137                   8,222

   Lazard International Stock Portfolio (8/02)                 2004        1.060           1.202                 421,402
                                                               2003        0.842           1.060                 377,074
                                                               2002        1.000           0.842                  10,138

   Merrill Lynch Large Cap Core Portfolio (12/01)              2004        1.002           1.137                 248,325
                                                               2003        0.844           1.002                 264,799
                                                               2002        1.151           0.844                 226,138
                                                               2001        1.000           1.151                  20,414

   MFS Emerging Growth Portfolio (11/01)                       2004        0.993           1.096                 184,761
                                                               2003        0.785           0.993                 185,305
                                                               2002        1.218           0.785                 322,036
                                                               2001        1.000           1.218                  25,458

   MFS Mid Cap Growth Portfolio (6/02)                         2004        0.736           0.822                  33,092
                                                               2003        0.548           0.736                  29,675
                                                               2002        1.000           0.548                   4,683

   MFS Value Portfolio (5/04)                                  2004        0.972           1.117                  14,572

   Pioneer Fund Portfolio (5/03)                               2004        1.212           1.319                   3,681
                                                               2003        1.000           1.212                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Travelers Quality Bond Portfolio (6/02)                     2004        1.104           1.118                  69,611
                                                               2003        1.054           1.104                  74,097
                                                               2002        1.000           1.054                  20,923

   U.S. Government Securities Portfolio (5/04)                 2004        0.984           1.048                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/01)                  2004        1.139           1.189                 101,154
                                                               2003        0.899           1.139                 100,587
                                                               2002        1.206           0.899                  99,352
                                                               2001        1.000           1.206                  12,840

   MFS Total Return Portfolio (10/01)                          2004        1.144           1.250               2,980,414
                                                               2003        1.002           1.144               2,969,160
                                                               2002        1.080           1.002               2,625,598
                                                               2001        1.000           1.080                 476,441

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.982           1.091                   7,038

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.989                  19,753
                                                               2003        1.000           0.997                     579

   Strategic Equity Portfolio (11/01)                          2004        0.970           1.047                 326,300
                                                               2003        0.747           0.970                 343,430
                                                               2002        1.148           0.747                 286,272
                                                               2001        1.000           1.148                  85,438

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/02)                 2004        0.979           1.127                 367,381
                                                               2003        0.764           0.979                 277,386
                                                               2002        1.000           0.764                  94,785

   Enterprise Portfolio - Class II Shares (7/02)               2004        0.889           0.904                   1,002
                                                               2003        0.722           0.889                     899
                                                               2002        1.000           0.722                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/02)            2004        1.087           1.226                 173,596
                                                               2003        0.865           1.087                 167,866
                                                               2002        1.000           0.865                  98,257

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/02)                                              2004        1.055           1.047                      --
                                                               2003        0.862           1.055                      --
                                                               2002        1.000           0.862                      --

   Mid Cap Portfolio - Service Class 2 (5/02)                  2004        1.155           1.411                 314,692
                                                               2003        0.853           1.155                 255,006
                                                               2002        1.000           0.853                 148,547

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (6/02)                            2004        1.183           1.382                  70,171
                                                               2003        0.968           1.183                  62,961

   High Yield Bond Trust (5/04)                                2004        0.988           1.064                  12,906

   Managed Assets Trust (9/04)                                 2004        1.013           1.072                  10,160

   Money Market Portfolio (5/02)                               2004        0.985           0.973                 508,529
                                                               2003        0.999           0.985                 536,126

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (11/01)             2004        1.178           1.218                  33,748
                                                               2003        0.963           1.178                  26,411

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/01)                                             2004        1.143           1.211                 459,945
                                                               2003        0.948           1.143                 168,663

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.302           1.445               5,306,790
                                                               2003        0.984           1.302               2,711,712

   Growth Fund - Class 2 Shares (11/99)                        2004        1.285           1.413              18,572,237
                                                               2003        0.960           1.285              10,866,088

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.257           1.357              22,621,936
                                                               2003        0.971           1.257              13,557,952

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/02)       2004        1.372           1.676                      --
                                                               2003        0.981           1.372                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2004        1.317           1.692                 544,495
                                                               2003        1.005           1.317                 376,157

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (6/02)                           2004        1.257           1.369                 286,185
                                                               2003        0.976           1.257                 230,557

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/02)                           2004        1.150           1.181                 213,398
                                                               2003        0.971           1.150                 136,435

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.217           1.340               5,186,994
                                                               2003        0.994           1.217               3,312,164

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.440           1.756                 862,804
                                                               2003        1.000           1.440                 368,517

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.278           1.481               3,889,690
                                                               2003        0.989           1.278               2,193,501
                                                               2002        1.000           0.989                      --

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2004        1.262           1.431                 431,766
                                                               2003        0.976           1.262                  87,223

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (10/01)            2004        1.208           1.302               2,973,725
                                                               2003        0.967           1.208               2,335,616

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (1/00)                                       2004        1.300           1.387                 271,976
                                                               2003        0.949           1.300                 214,408

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2004        1.231           1.304                  34,097
                                                               2003        0.967           1.231                  33,306

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Janus Aspen Series
   Balanced Portfolio - Service Shares (8/02)                  2004        1.105           1.170                 876,533
                                                               2003        0.994           1.105                 675,884

   Global Life Sciences Portfolio - Service Shares (9/02)      2004        1.219           1.362                  30,040
                                                               2003        0.988           1.219                  34,672

   Global Technology Portfolio - Service Shares (8/02)         2004        1.352           1.330                  40,404
                                                               2003        0.944           1.352                  31,662

   Worldwide Growth Portfolio - Service Shares (8/02)          2004        1.185           1.211                 127,226
                                                               2003        0.980           1.185                 190,179

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.328           1.492                 733,265
                                                               2003        1.000           1.328                 316,143

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.237           1.363               4,464,326
                                                               2003        1.000           1.237               2,342,808

   Mid-Cap Value Portfolio (5/03)                              2004        1.252           1.519               4,181,113
                                                               2003        1.000           1.252               1,952,789

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.073           1.199                 434,954
                                                               2003        1.000           1.073                  14,159

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.197                 372,299
                                                               2003        1.000           1.067                  10,036

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (9/04)     2004        0.985           1.068                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.042           1.110               4,627,736
                                                               2003        1.000           1.042               2,203,110

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Total Return Portfolio - Administrative Class (10/01)       2004        1.039           1.066              16,972,145
                                                               2003        1.012           1.039              11,776,640

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (12/01)   2004        1.237           1.301                  24,067
                                                               2003        0.958           1.237                   4,520

   Putnam VT International Equity Fund - Class IB
   Shares (10/01)                                              2004        1.249           1.420                 694,523
                                                               2003        0.994           1.249                 639,013

   Putnam VT Small Cap Value Fund - Class IB Shares (11/01)    2004        1.429           1.764               1,053,707
                                                               2003        0.977           1.429                 798,826

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/01)                              2004        1.305           1.382               3,268,365
                                                               2003        0.960           1.305               1,724,848

   Investors Fund - Class I (10/01)                            2004        1.240           1.338               2,820,016
                                                               2003        0.958           1.240               1,330,720

   Large Cap Growth Fund - Class I (9/02)                      2004        1.358           1.334                  71,782
                                                               2003        0.961           1.358                  45,068

   Small Cap Growth Fund - Class I (11/01)                     2004        1.412           1.589               1,763,283
                                                               2003        0.970           1.412                 943,187

The Travelers Series Trust
   Convertible Securities Portfolio (6/02)                     2004        1.229           1.277               1,178,613
                                                               2003        0.995           1.229                 509,953

   Disciplined Mid Cap Stock Portfolio (6/02)                  2004        1.278           1.455                 189,558
                                                               2003        0.977           1.278                 155,088

   Equity Income Portfolio (11/01)                             2004        1.229           1.320               3,622,957
                                                               2003        0.958           1.229               2,689,774

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Federated High Yield Portfolio (8/02)                       2004        1.201           1.296                 613,457
                                                               2003        1.003           1.201                 390,190

   Federated Stock Portfolio (9/02)                            2004        1.220           1.318                  42,623
                                                               2003        0.978           1.220                  12,504

   Large Cap Portfolio (10/01)                                 2004        1.178           1.227                 684,784
                                                               2003        0.966           1.178                 533,101

   Lazard International Stock Portfolio (8/02)                 2004        1.259           1.425               1,619,278
                                                               2003        1.001           1.259                 577,731

   Merrill Lynch Large Cap Core Portfolio (12/01)              2004        1.153           1.306                 402,434
                                                               2003        0.973           1.153                 231,169

   MFS Emerging Growth Portfolio (11/01)                       2004        1.226           1.351                 341,774
                                                               2003        0.971           1.226                 262,977

   MFS Mid Cap Growth Portfolio (6/02)                         2004        1.305           1.456                 309,694
                                                               2003        0.974           1.305                 225,887

   MFS Value Portfolio (5/04)                                  2004        0.972           1.116                  53,025

   Pioneer Fund Portfolio (5/03)                               2004        1.210           1.315                 411,090
                                                               2003        1.000           1.210                 181,376

   Travelers Quality Bond Portfolio (6/02)                     2004        1.061           1.071                 831,527
                                                               2003        1.014           1.061                 399,571

   U.S. Government Securities Portfolio (5/04)                 2004        0.984           1.046                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/01)                  2004        1.222           1.273                 440,506
                                                               2003        0.967           1.222                 259,207

   MFS Total Return Portfolio (10/01)                          2004        1.123           1.224              13,582,482
                                                               2003        0.986           1.123               8,894,291

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.982           1.089                  89,761

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.986               1,044,555
                                                               2003        1.000           0.997                 143,635

   Strategic Equity Portfolio (11/01)                          2004        1.256           1.354                 494,070
                                                               2003        0.969           1.256                 432,677

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/02)                 2004        1.246           1.431               1,602,089
                                                               2003        0.974           1.246                 914,064

   Enterprise Portfolio - Class II Shares (7/02)               2004        1.187           1.205                  28,691
                                                               2003        0.966           1.187                  13,154

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/02)            2004        1.242           1.398                 914,280
                                                               2003        0.991           1.242                 597,035

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/02)                                              2004        1.164           1.153                  25,701
                                                               2003        0.953           1.164                  24,304

   Mid Cap Portfolio - Service Class 2 (5/02)                  2004        1.333           1.625               3,135,990
                                                               2003        0.986           1.333               1,911,507

                                      NOTES

Effective "07/26/2004" Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund - Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund - Class III

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

AIM Variable Insuranse Funds, Inc. : AIM Premier Equity Fund - Series I is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners

Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (6/02)                            2004        0.952           1.117                 274,552
                                                               2003        0.777           0.952                 276,632

   High Yield Bond Trust (5/04)                                2004        0.989           1.067                      --

   Managed Assets Trust (9/04)                                 2004        1.015           1.075                      --

   Money Market Portfolio (5/02)                               2004        0.986           0.977                 673,304
                                                               2003        0.996           0.986                 855,860

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        0.973           1.034                 458,633
                                                               2003        0.803           0.973                 483,364

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.322           1.473               1,965,953
                                                               2003        0.995           1.322               1,577,762

   Growth Fund - Class 2 Shares (11/99)                        2004        1.233           1.362               7,498,271
                                                               2003        0.918           1.233               6,289,036

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.191           1.291               7,869,519
                                                               2003        0.916           1.191               6,886,746

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2004        1.255           1.618                 534,356
                                                               2003        0.953           1.255                 420,706

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (6/02)                           2004        0.972           1.063                 811,595
                                                               2003        0.752           0.972                 795,333

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/02)                           2004        0.951           0.981                 113,107
                                                               2003        0.799           0.951                 229,583

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.035           1.144               1,999,529
                                                               2003        0.842           1.035               1,608,369

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.444           1.767                 538,483
                                                               2003        1.000           1.444                  73,437

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.177           1.369               1,963,706
                                                               2003        0.907           1.177               1,293,188
                                                               2002        1.134           0.907                 589,742
                                                               2001        1.000           1.134                  29,133

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2004        1.024           1.166                 662,918
                                                               2003        0.789           1.024                 314,762

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2004        1.091           1.180               2,117,905
                                                               2003        0.870           1.091               2,036,010

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (10/02)                                      2004        1.039           1.113                  65,449
                                                               2003        0.755           1.039                  48,254

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2004        1.019           1.085                  19,509
                                                               2003        0.798           1.019                  31,671

Janus Aspen Series
   Balanced Portfolio - Service Shares (8/02)                  2004        1.018           1.082                 232,165
                                                               2003        0.912           1.018                 226,801

   Global Life Sciences Portfolio - Service Shares (9/02)      2004        0.910           1.020                  13,043
                                                               2003        0.734           0.910                  12,999

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Global Technology Portfolio - Service Shares (8/02)         2004        0.897           0.885                 107,994
                                                               2003        0.624           0.897                 111,827

   Worldwide Growth Portfolio - Service Shares (8/02)          2004        0.898           0.921                  70,179
                                                               2003        0.739           0.898                  71,689

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.332           1.502                 247,135
                                                               2003        1.000           1.332                  80,414

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.241           1.372                 374,495
                                                               2003        1.000           1.241                 244,664

   Mid-Cap Value Portfolio (5/03)                              2004        1.256           1.529                 710,264
                                                               2003        1.000           1.256                 316,447

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.204                  34,482
                                                               2003        1.000           1.074                   5,122

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.202                  26,373
                                                               2003        1.000           1.067                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (9/04)     2004        0.987           1.071                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.045           1.117               2,231,285
                                                               2003        1.000           1.045               1,039,141

   Total Return Portfolio - Administrative Class (5/01)        2004        1.107           1.140              14,158,270
                                                               2003        1.074           1.107              14,489,686

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.160           1.323                 516,700
                                                               2003        0.919           1.160                 603,425

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.439           1.783               1,134,138
                                                               2003        0.980           1.439               1,081,087

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.132           1.204               3,132,904
                                                               2003        0.829           1.132               2,830,329

   Investors Fund - Class I (11/99)                            2004        1.112           1.205               1,380,340
                                                               2003        0.856           1.112                 997,741

   Large Cap Growth Fund - Class I (9/02)                      2004        1.132           1.117                 294,225
                                                               2003        0.798           1.132                  90,125

   Small Cap Growth Fund - Class I (11/99)                     2004        1.176           1.329               1,076,083
                                                               2003        0.805           1.176               1,094,670

The Travelers Series Trust
   Convertible Securities Portfolio (6/02)                     2004        1.160           1.211               2,407,328
                                                               2003        0.936           1.160                 639,427

   Disciplined Mid Cap Stock Portfolio (6/02)                  2004        1.042           1.191                 266,416
                                                               2003        0.793           1.042                 313,401

   Equity Income Portfolio (11/99)                             2004        1.229           1.326               2,433,328
                                                               2003        0.955           1.229               1,969,032

   Federated High Yield Portfolio (8/02)                       2004        1.191           1.291                 991,656
                                                               2003        0.991           1.191                 960,744

   Federated Stock Portfolio (9/02)                            2004        0.980           1.064                  79,394
                                                               2003        0.782           0.980                  84,271

   Large Cap Portfolio (11/99)                                 2004        1.055           1.103                 915,748
                                                               2003        0.862           1.055                 794,841

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Lazard International Stock Portfolio (8/02)                 2004        1.064           1.209                 404,686
                                                               2003        0.843           1.064                 261,140

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.006           1.145                 273,915
                                                               2003        0.846           1.006                 172,694

   MFS Emerging Growth Portfolio (11/99)                       2004        0.997           1.104                 424,267
                                                               2003        0.787           0.997                 275,657

   MFS Mid Cap Growth Portfolio (6/02)                         2004        0.738           0.827                 768,481
                                                               2003        0.549           0.738                 783,843

   MFS Value Portfolio (5/04)                                  2004        0.972           1.119                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.213           1.324                  30,145
                                                               2003        1.000           1.213                  22,941

   Travelers Quality Bond Portfolio (6/02)                     2004        1.108           1.124               1,333,327
                                                               2003        1.055           1.108               1,212,574

   U.S. Government Securities Portfolio (5/04)                 2004        0.984           1.049                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2004        1.144           1.196                 595,498
                                                               2003        0.901           1.144                 327,479

   MFS Total Return Portfolio (11/99)                          2004        1.150           1.258              10,625,367
                                                               2003        1.005           1.150               9,375,765

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.983           1.092                   7,354

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.991                 429,944
                                                               2003        1.000           0.998                 109,660

   Strategic Equity Portfolio (11/99)                          2004        0.974           1.054                 840,779
                                                               2003        0.749           0.974                 875,861

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/02)                 2004        0.983           1.133               1,107,608
                                                               2003        0.766           0.983               1,094,511

   Enterprise Portfolio - Class II Shares (7/02)               2004        0.893           0.909                  66,034
                                                               2003        0.723           0.893                  71,388

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/02)            2004        1.091           1.233                 796,095
                                                               2003        0.867           1.091                 530,106

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/02)                                              2004        1.059           1.053                 191,175
                                                               2003        0.863           1.059                 189,423

   Mid Cap Portfolio - Service Class 2 (5/02)                  2004        1.159           1.418               1,933,959
                                                               2003        0.854           1.159               1,521,044

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (6/02)                            2004        1.186           1.391                      --
                                                               2003        0.968           1.186                      --

   High Yield Bond Trust (5/04)                                2004        0.989           1.066                      --

   Managed Assets Trust (9/04)                                 2004        1.014           1.074                      --

   Money Market Portfolio (5/02)                               2004        0.988           0.979                  11,700
                                                               2003        1.000           0.988                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.147           1.218                   8,961
                                                               2003        0.948           1.147                   4,728

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.306           1.454                   8,292
                                                               2003        0.984           1.306                      --

   Growth Fund - Class 2 Shares (11/99)                        2004        1.289           1.422                 310,343
                                                               2003        0.961           1.289                 233,269

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.261           1.365                 612,287
                                                               2003        0.971           1.261                 359,401

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2004        1.321           1.702                      --
                                                               2003        1.005           1.321                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (6/02)                           2004        1.261           1.377                      --
                                                               2003        0.976           1.261                      --

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/02)                           2004        1.154           1.189                      --
                                                               2003        0.971           1.154                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.220           1.348                      --
                                                               2003        0.994           1.220                  37,934

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.443           1.764                  14,602
                                                               2003        1.000           1.443                      --

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.282           1.490                  47,231
                                                               2003        0.989           1.282                  45,162
                                                               2002        1.000           0.989                      --

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2004        1.265           1.440                  11,908
                                                               2003        0.976           1.265                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2004        1.211           1.310                 105,163
                                                               2003        0.967           1.211                 105,766

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (10/02)                                      2004        1.304           1.396                      --
                                                               2003        0.949           1.304                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2004        1.235           1.312                      --
                                                               2003        0.967           1.235                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (8/02)                  2004        1.109           1.178                      --
                                                               2003        0.994           1.109                      --

   Global Life Sciences Portfolio - Service Shares (9/02)      2004        1.223           1.370                      --
                                                               2003        0.988           1.223                      --

   Global Technology Portfolio - Service Shares (8/02)         2004        1.357           1.338                      --
                                                               2003        0.944           1.357                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Worldwide Growth Portfolio - Service Shares (8/02)          2004        1.188           1.218                      --
                                                               2003        0.980           1.188                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.331           1.500                  24,726
                                                               2003        1.000           1.331                  21,288

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.240           1.370                      --
                                                               2003        1.000           1.240                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.255           1.527                  29,800
                                                               2003        1.000           1.255                  29,801

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.203                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.201                      --
                                                               2003        1.000           1.067                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (9/04)     2004        0.987           1.070                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.044           1.115                  60,291
                                                               2003        1.000           1.044                  57,878

   Total Return Portfolio - Administrative Class (5/01)        2004        1.042           1.072                 179,966
                                                               2003        1.012           1.042                 151,979

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.253           1.428                  72,597
                                                               2003        0.994           1.253                  72,597

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.433           1.774                   8,360
                                                               2003        0.977           1.433                   8,360

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.309           1.390                  39,816
                                                               2003        0.960           1.309                  40,379

   Investors Fund - Class I (11/99)                            2004        1.244           1.347                   6,109
                                                               2003        0.959           1.244                   3,053

   Large Cap Growth Fund - Class I (9/02)                      2004        1.362           1.342                      --
                                                               2003        0.961           1.362                      --

   Small Cap Growth Fund - Class I (11/99)                     2004        1.416           1.599                      --
                                                               2003        0.970           1.416                      --

The Travelers Series Trust
   Convertible Securities Portfolio (6/02)                     2004        1.233           1.285                      --
                                                               2003        0.996           1.233                      --

   Disciplined Mid Cap Stock Portfolio (6/02)                  2004        1.282           1.464                      --
                                                               2003        0.977           1.282                      --

   Equity Income Portfolio (11/99)                             2004        1.233           1.329                  79,753
                                                               2003        0.958           1.233                  75,794

   Federated High Yield Portfolio (8/02)                       2004        1.205           1.304                      --
                                                               2003        1.003           1.205                      --

   Federated Stock Portfolio (9/02)                            2004        1.224           1.327                      --
                                                               2003        0.978           1.224                      --

   Large Cap Portfolio (11/99)                                 2004        1.182           1.235                      --
                                                               2003        0.967           1.182                      --

   Lazard International Stock Portfolio (8/02)                 2004        1.263           1.433                  70,505
                                                               2003        1.001           1.263                  67,375

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.156           1.314                      --
                                                               2003        0.973           1.156                      --

   MFS Emerging Growth Portfolio (11/99)                       2004        1.230           1.360                      --
                                                               2003        0.971           1.230                      --

   MFS Mid Cap Growth Portfolio (6/02)                         2004        1.309           1.465                      --
                                                               2003        0.974           1.309                      --

   MFS Value Portfolio (5/04)                                  2004        0.972           1.118                  22,795

   Pioneer Fund Portfolio (5/03)                               2004        1.212           1.321                   5,930
                                                               2003        1.000           1.212                   6,531

   Travelers Quality Bond Portfolio (6/02)                     2004        1.064           1.078                   8,276
                                                               2003        1.014           1.064                      --

   U.S. Government Securities Portfolio (5/04)                 2004        0.984           1.049                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2004        1.226           1.281                  20,979
                                                               2003        0.967           1.226                  20,979

   MFS Total Return Portfolio (11/99)                          2004        1.127           1.231                 143,268
                                                               2003        0.986           1.127                 291,870

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.983           1.092                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.990                      --
                                                               2003        1.000           0.998                      --

   Strategic Equity Portfolio (11/99)                          2004        1.260           1.362                   8,608
                                                               2003        0.969           1.260                   8,608

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/02)                 2004        1.250           1.439                      --
                                                               2003        0.974           1.250                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Enterprise Portfolio - Class II Shares (7/02)               2004        1.191           1.212                      --
                                                               2003        0.966           1.191                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/02)            2004        1.246           1.407                      --
                                                               2003        0.991           1.246                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/02)                                              2004        1.168           1.160                      --
                                                               2003        0.953           1.168                      --

   Mid Cap Portfolio - Service Class 2 (5/02)                  2004        1.337           1.635                  22,724
                                                               2003        0.986           1.337                  21,215

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (6/02)                            2004        0.949           1.111                  48,121
                                                               2003        0.775           0.949                  47,448

   High Yield Bond Trust (5/04)                                2004        0.988           1.065                      --

   Managed Assets Trust (9/04)                                 2004        1.014           1.073                      --

   Money Market Portfolio (5/02)                               2004        0.982           0.972                 320,499
                                                               2003        0.995           0.982                 486,707

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        0.968           1.028                 372,515
                                                               2003        0.801           0.968                 394,719

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.316           1.463               1,024,798
                                                               2003        0.993           1.316               1,046,278

   Growth Fund - Class 2 Shares (11/99)                        2004        1.227           1.353               3,308,359
                                                               2003        0.916           1.227               2,615,035

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.186           1.282               4,515,478
                                                               2003        0.914           1.186               4,287,113

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2004        1.250           1.609                 316,497
                                                               2003        0.952           1.250                 324,500

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (6/02)                           2004        0.969           1.057                 104,238
                                                               2003        0.751           0.969                  87,565

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/02)                           2004        0.948           0.975                  40,791
                                                               2003        0.798           0.948                  48,092

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.031           1.138                 486,766
                                                               2003        0.841           1.031                 406,480

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.442           1.761                  34,887
                                                               2003        1.000           1.442                  22,887

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.172           1.361                 886,919
                                                               2003        0.904           1.172                 503,783
                                                               2002        1.134           0.904                 319,815
                                                               2001        1.000           1.134                  47,591

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2004        1.020           1.160                  70,887
                                                               2003        0.788           1.020                  27,006

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2004        1.086           1.173                 474,749
                                                               2003        0.867           1.086                 389,159

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (10/02)                                      2004        1.035           1.107                   5,464
                                                               2003        0.754           1.035                   5,467

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2004        1.016           1.079                   4,237
                                                               2003        0.797           1.016                   2,931

Janus Aspen Series
   Balanced Portfolio - Service Shares (8/02)                  2004        1.015           1.076                  11,325
                                                               2003        0.911           1.015                  12,720

   Global Life Sciences Portfolio - Service Shares (9/02)      2004        0.907           1.015                      --
                                                               2003        0.733           0.907                      --

   Global Technology Portfolio - Service Shares (8/02)         2004        0.894           0.880                  37,960
                                                               2003        0.623           0.894                  36,011

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Worldwide Growth Portfolio - Service Shares (8/02)          2004        0.894           0.916                  18,396
                                                               2003        0.738           0.894                  17,668

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.330           1.497                   6,366
                                                               2003        1.000           1.330                   4,618

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.239           1.368               1,022,255
                                                               2003        1.000           1.239                 136,043

   Mid-Cap Value Portfolio (5/03)                              2004        1.254           1.524                 681,732
                                                               2003        1.000           1.254                 241,207

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.201                  44,617
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.199                  14,965
                                                               2003        1.000           1.067                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (9/04)     2004        0.986           1.069                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.043           1.113                 366,107
                                                               2003        1.000           1.043                 162,740

   Total Return Portfolio - Administrative Class (5/01)        2004        1.102           1.132               5,138,114
                                                               2003        1.071           1.102               5,603,583

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.155           1.315                 245,992
                                                               2003        0.917           1.155                 262,993

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.433           1.771                 400,281
                                                               2003        0.977           1.433                 407,261

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.127           1.196                 840,635
                                                               2003        0.827           1.127                 867,910

   Investors Fund - Class I (11/99)                            2004        1.107           1.197                 545,432
                                                               2003        0.854           1.107                 636,125

   Large Cap Growth Fund - Class I (9/02)                      2004        1.128           1.111                  25,077
                                                               2003        0.797           1.128                  24,323

   Small Cap Growth Fund - Class I (11/99)                     2004        1.171           1.320                 249,354
                                                               2003        0.802           1.171                 295,575

The Travelers Series Trust
   Convertible Securities Portfolio (6/02)                     2004        1.156           1.204                 127,245
                                                               2003        0.935           1.156                 108,925

   Disciplined Mid Cap Stock Portfolio (6/02)                  2004        1.038           1.184                 142,087
                                                               2003        0.792           1.038                 112,878

   Equity Income Portfolio (11/99)                             2004        1.224           1.317                 611,967
                                                               2003        0.952           1.224                 607,249

   Federated High Yield Portfolio (8/02)                       2004        1.187           1.284                 221,187
                                                               2003        0.990           1.187                 218,017

   Federated Stock Portfolio (9/02)                            2004        0.977           1.058                     551
                                                               2003        0.781           0.977                     553

   Large Cap Portfolio (11/99)                                 2004        1.050           1.096                 141,124
                                                               2003        0.860           1.050                 147,137

   Lazard International Stock Portfolio (8/02)                 2004        1.060           1.202                 421,402
                                                               2003        0.842           1.060                 377,074

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.002           1.137                 248,325
                                                               2003        0.844           1.002                 264,799

   MFS Emerging Growth Portfolio (11/99)                       2004        0.993           1.096                 184,761
                                                               2003        0.785           0.993                 185,305

   MFS Mid Cap Growth Portfolio (6/02)                         2004        0.736           0.822                  33,092
                                                               2003        0.548           0.736                  29,675

   MFS Value Portfolio (5/04)                                  2004        0.972           1.117                  14,572

   Pioneer Fund Portfolio (5/03)                               2004        1.212           1.319                   3,681
                                                               2003        1.000           1.212                      --

   Travelers Quality Bond Portfolio (6/02)                     2004        1.104           1.118                  69,611
                                                               2003        1.054           1.104                  74,097

   U.S. Government Securities Portfolio (5/04)                 2004        0.984           1.048                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2004        1.139           1.189                 101,154
                                                               2003        0.899           1.139                 100,587

   MFS Total Return Portfolio (11/99)                          2004        1.144           1.250               2,980,414
                                                               2003        1.002           1.144               2,969,160

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.982           1.091                   7,038

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.989                  19,753
                                                               2003        1.000           0.997                     579

   Strategic Equity Portfolio (11/99)                          2004        0.970           1.047                 326,300
                                                               2003        0.747           0.970                 343,430

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/02)                 2004        0.979           1.127                 367,381
                                                               2003        0.764           0.979                 277,386

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Enterprise Portfolio - Class II Shares (7/02)               2004        0.889           0.904                   1,002
                                                               2003        0.722           0.889                     899

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/02)            2004        1.087           1.226                 173,596
                                                               2003        0.865           1.087                 167,866

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/02)                                              2004        1.055           1.047                      --
                                                               2003        0.862           1.055                      --

   Mid Cap Portfolio - Service Class 2 (5/02)                  2004        1.155           1.411                 314,692
                                                               2003        0.853           1.155                 255,006

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (6/02)                            2004        1.184           1.385                     769
                                                               2003        0.968           1.184                      --

   High Yield Bond Trust (5/04)                                2004        0.988           1.065                  22,173

   Managed Assets Trust (9/04)                                 2004        1.014           1.073                   3,029

   Money Market Portfolio (5/02)                               2004        0.986           0.975                 347,315
                                                               2003        0.999           0.986                 477,541

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.144           1.213                  58,277
                                                               2003        0.948           1.144                   1,664

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.303           1.448                 458,220
                                                               2003        0.984           1.303                  36,452

   Growth Fund - Class 2 Shares (11/99)                        2004        1.286           1.416               1,368,378
                                                               2003        0.960           1.286                  70,233

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.259           1.360               1,289,883
                                                               2003        0.971           1.259                 144,983

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2004        1.319           1.696                  58,367
                                                               2003        1.005           1.319                   4,827

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (6/02)                           2004        1.258           1.371                  86,140
                                                               2003        0.976           1.258                  17,946

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/02)                           2004        1.151           1.184                  22,383
                                                               2003        0.971           1.151                   1,366

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.218           1.342                 176,628
                                                               2003        0.994           1.218                  60,706

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.441           1.759                  65,328
                                                               2003        1.000           1.441                   7,709

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.279           1.484                  95,320
                                                               2003        0.989           1.279                  18,112
                                                               2002        1.000           0.989                      --

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2004        1.263           1.434                 286,389
                                                               2003        0.976           1.263                  41,590

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2004        1.209           1.304                 411,278
                                                               2003        0.967           1.209                  48,170

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (10/02)                                      2004        1.302           1.390                 138,918
                                                               2003        0.949           1.302                  21,834

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2004        1.232           1.307                  10,261
                                                               2003        0.967           1.232                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (8/02)                  2004        1.106           1.173                  17,183
                                                               2003        0.994           1.106                   2,886

   Global Life Sciences Portfolio - Service Shares (9/02)      2004        1.221           1.365                      --
                                                               2003        0.988           1.221                      --

   Global Technology Portfolio - Service Shares (8/02)         2004        1.354           1.332                      --
                                                               2003        0.944           1.354                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Worldwide Growth Portfolio - Service Shares (8/02)          2004        1.186           1.213                   8,023
                                                               2003        0.980           1.186                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.329           1.495                 182,013
                                                               2003        1.000           1.329                  13,380

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.238           1.365                 250,029
                                                               2003        1.000           1.238                  18,755

   Mid-Cap Value Portfolio (5/03)                              2004        1.253           1.522                 558,676
                                                               2003        1.000           1.253                  30,096

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.073           1.200                 361,311
                                                               2003        1.000           1.073                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.198                 264,527
                                                               2003        1.000           1.067                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (9/04)     2004        0.986           1.068                   2,019

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.043           1.111                 159,740
                                                               2003        1.000           1.043                   6,497

   Total Return Portfolio - Administrative Class (5/01)        2004        1.040           1.068                 536,319
                                                               2003        1.012           1.040                  52,717

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.251           1.422                  64,572
                                                               2003        0.994           1.251                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.431           1.767                 162,126
                                                               2003        0.977           1.431                  11,692

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.306           1.385                  72,942
                                                               2003        0.960           1.306                   2,066

   Investors Fund - Class I (11/99)                            2004        1.241           1.341                 114,838
                                                               2003        0.958           1.241                   2,898

   Large Cap Growth Fund - Class I (9/02)                      2004        1.359           1.337                  71,546
                                                               2003        0.961           1.359                     758

   Small Cap Growth Fund - Class I (11/99)                     2004        1.413           1.592                  78,737
                                                               2003        0.970           1.413                  14,928

The Travelers Series Trust
   Convertible Securities Portfolio (6/02)                     2004        1.230           1.280                 166,519
                                                               2003        0.995           1.230                   5,021

   Disciplined Mid Cap Stock Portfolio (6/02)                  2004        1.279           1.458                  77,710
                                                               2003        0.977           1.279                  17,863

   Equity Income Portfolio (11/99)                             2004        1.230           1.323                 183,922
                                                               2003        0.958           1.230                      --

   Federated High Yield Portfolio (8/02)                       2004        1.202           1.299                 199,105
                                                               2003        1.003           1.202                  44,036

   Federated Stock Portfolio (9/02)                            2004        1.221           1.321                   5,911
                                                               2003        0.978           1.221                      --

   Large Cap Portfolio (11/99)                                 2004        1.179           1.230                  21,855
                                                               2003        0.967           1.179                   2,446

   Lazard International Stock Portfolio (8/02)                 2004        1.260           1.428                 158,573
                                                               2003        1.001           1.260                   8,954

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.154           1.309                 123,977
                                                               2003        0.973           1.154                   6,398

   MFS Emerging Growth Portfolio (11/99)                       2004        1.227           1.354                  25,588
                                                               2003        0.971           1.227                      --

   MFS Mid Cap Growth Portfolio (6/02)                         2004        1.306           1.459                  74,203
                                                               2003        0.974           1.306                   6,590

   MFS Value Portfolio (5/04)                                  2004        0.972           1.117                  15,762

   Pioneer Fund Portfolio (5/03)                               2004        1.211           1.317                   7,877
                                                               2003        1.000           1.211                      --

   Travelers Quality Bond Portfolio (6/02)                     2004        1.062           1.073                 131,231
                                                               2003        1.014           1.062                  22,079

   U.S. Government Securities Portfolio (5/04)                 2004        0.984           1.047                   9,729

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2004        1.224           1.275                  41,960
                                                               2003        0.967           1.224                  11,023

   MFS Total Return Portfolio (11/99)                          2004        1.124           1.226               1,265,778
                                                               2003        0.986           1.124                 129,554

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.982           1.090                  52,796

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.987                 334,352
                                                               2003        1.000           0.997                  18,897

   Strategic Equity Portfolio (11/99)                          2004        1.258           1.357                  22,596
                                                               2003        0.969           1.258                  18,537

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/02)                 2004        1.247           1.433                 405,923
                                                               2003        0.974           1.247                   6,856

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Enterprise Portfolio - Class II Shares (7/02)               2004        1.188           1.207                   2,149
                                                               2003        0.966           1.188                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/02)            2004        1.243           1.401                 333,461
                                                               2003        0.991           1.243                  36,351

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/02)                                              2004        1.166           1.155                  30,942
                                                               2003        0.953           1.166                      --

   Mid Cap Portfolio - Service Class 2 (5/02)                  2004        1.334           1.628                 479,347
                                                               2003        0.986           1.334                  43,499

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (6/02)                            2004        1.183           1.382                  70,171
                                                               2003        0.968           1.183                  62,961

   High Yield Bond Trust (5/04)                                2004        0.988           1.064                  12,906

   Managed Assets Trust (9/04)                                 2004        1.013           1.072                  10,160

   Money Market Portfolio (5/02)                               2004        0.985           0.973                 508,529
                                                               2003        0.999           0.985                 536,126

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.143           1.211                 459,945
                                                               2003        0.948           1.143                 168,663

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.302           1.445               5,306,790
                                                               2003        0.984           1.302               2,711,712

   Growth Fund - Class 2 Shares (11/99)                        2004        1.285           1.413              18,572,237
                                                               2003        0.960           1.285              10,866,088

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.257           1.357              22,621,936
                                                               2003        0.971           1.257              13,557,952

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2004        1.317           1.692                 544,495
                                                               2003        1.005           1.317                 376,157

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (6/02)                           2004        1.257           1.369                 286,185
                                                               2003        0.976           1.257                 230,557

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/02)                           2004        1.150           1.181                 213,398
                                                               2003        0.971           1.150                 136,435

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.217           1.340               5,186,994
                                                               2003        0.994           1.217               3,312,164

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.440           1.756                 862,804
                                                               2003        1.000           1.440                 368,517

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.278           1.481               3,889,690
                                                               2003        0.989           1.278               2,193,501
                                                               2002        1.000           0.989                      --

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2004        1.262           1.431                 431,766
                                                               2003        0.976           1.262                  87,223

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2004        1.208           1.302               2,973,725
                                                               2003        0.967           1.208               2,335,616

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (10/02)                                      2004        1.300           1.387                 271,976
                                                               2003        0.949           1.300                 214,408

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2004        1.231           1.304                  34,097
                                                               2003        0.967           1.231                  33,306

Janus Aspen Series
   Balanced Portfolio - Service Shares (8/02)                  2004        1.105           1.170                 876,533
                                                               2003        0.994           1.105                 675,884

   Global Life Sciences Portfolio - Service Shares (9/02)      2004        1.219           1.362                  30,040
                                                               2003        0.988           1.219                  34,672

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Global Technology Portfolio - Service Shares (8/02)         2004        1.352           1.330                  40,404
                                                               2003        0.944           1.352                  31,662

   Worldwide Growth Portfolio - Service Shares (8/02)          2004        1.185           1.211                 127,226
                                                               2003        0.980           1.185                 190,179

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.328           1.492                 733,265
                                                               2003        1.000           1.328                 316,143

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.237           1.363               4,464,326
                                                               2003        1.000           1.237               2,342,808

   Mid-Cap Value Portfolio (5/03)                              2004        1.252           1.519               4,181,113
                                                               2003        1.000           1.252               1,952,789

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.073           1.199                 434,954
                                                               2003        1.000           1.073                  14,159

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.197                 372,299
                                                               2003        1.000           1.067                  10,036

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (9/04)     2004        0.985           1.068                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.042           1.110               4,627,736
                                                               2003        1.000           1.042               2,203,110

   Total Return Portfolio - Administrative Class (5/01)        2004        1.039           1.066              16,972,145
                                                               2003        1.012           1.039              11,776,640

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.249           1.420                 694,523
                                                               2003        0.994           1.249                 639,013

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.429           1.764               1,053,707
                                                               2003        0.977           1.429                 798,826

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.305           1.382               3,268,365
                                                               2003        0.960           1.305               1,724,848

   Investors Fund - Class I (11/99)                            2004        1.240           1.338               2,820,016
                                                               2003        0.958           1.240               1,330,720

   Large Cap Growth Fund - Class I (9/02)                      2004        1.358           1.334                  71,782
                                                               2003        0.961           1.358                  45,068

   Small Cap Growth Fund - Class I (11/99)                     2004        1.412           1.589               1,763,283
                                                               2003        0.970           1.412                 943,187

The Travelers Series Trust
   Convertible Securities Portfolio (6/02)                     2004        1.229           1.277               1,178,613
                                                               2003        0.995           1.229                 509,953

   Disciplined Mid Cap Stock Portfolio (6/02)                  2004        1.278           1.455                 189,558
                                                               2003        0.977           1.278                 155,088

   Equity Income Portfolio (11/99)                             2004        1.229           1.320               3,622,957
                                                               2003        0.958           1.229               2,689,774

   Federated High Yield Portfolio (8/02)                       2004        1.201           1.296                 613,457
                                                               2003        1.003           1.201                 390,190

   Federated Stock Portfolio (9/02)                            2004        1.220           1.318                  42,623
                                                               2003        0.978           1.220                  12,504

   Large Cap Portfolio (11/99)                                 2004        1.178           1.227                 684,784
                                                               2003        0.966           1.178                 533,101

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Lazard International Stock Portfolio (8/02)                 2004        1.259           1.425               1,619,278
                                                               2003        1.001           1.259                 577,731

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.153           1.306                 402,434
                                                               2003        0.973           1.153                 231,169

   MFS Emerging Growth Portfolio (11/99)                       2004        1.226           1.351                 341,774
                                                               2003        0.971           1.226                 262,977

   MFS Mid Cap Growth Portfolio (6/02)                         2004        1.305           1.456                 309,694
                                                               2003        0.974           1.305                 225,887

   MFS Value Portfolio (5/04)                                  2004        0.972           1.116                  53,025

   Pioneer Fund Portfolio (5/03)                               2004        1.210           1.315                 411,090
                                                               2003        1.000           1.210                 181,376

   Travelers Quality Bond Portfolio (6/02)                     2004        1.061           1.071                 831,527
                                                               2003        1.014           1.061                 399,571

   U.S. Government Securities Portfolio (5/04)                 2004        0.984           1.046                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2004        1.222           1.273                 440,506
                                                               2003        0.967           1.222                 259,207

   MFS Total Return Portfolio (11/99)                          2004        1.123           1.224              13,582,482
                                                               2003        0.986           1.123               8,894,291

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.982           1.089                  89,761

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.986               1,044,555
                                                               2003        1.000           0.997                 143,635

   Strategic Equity Portfolio (11/99)                          2004        1.256           1.354                 494,070
                                                               2003        0.969           1.256                 432,677

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/02)                 2004        1.246           1.431               1,602,089
                                                               2003        0.974           1.246                 914,064

   Enterprise Portfolio - Class II Shares (7/02)               2004        1.187           1.205                  28,691
                                                               2003        0.966           1.187                  13,154

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/02)            2004        1.242           1.398                 914,280
                                                               2003        0.991           1.242                 597,035

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/02)                                              2004        1.164           1.153                  25,701
                                                               2003        0.953           1.164                  24,304

   Mid Cap Portfolio - Service Class 2 (5/02)                  2004        1.333           1.625               3,135,990
                                                               2003        0.986           1.333               1,911,507

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (6/02)                            2004        1.143           1.335                      --
                                                               2003        1.000           1.143                      --

   High Yield Bond Trust (5/04)                                2004        0.988           1.063                      --

   Managed Assets Trust (9/04)                                 2004        1.013           1.071                      --

   Money Market Portfolio (5/02)                               2004        0.993           0.980                      --
                                                               2003        1.000           0.993                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.092           1.155                      --
                                                               2003        1.000           1.092                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.186           1.315                   4,145
                                                               2003        1.000           1.186                      --

   Growth Fund - Class 2 Shares (11/99)                        2004        1.148           1.261                  23,636
                                                               2003        1.000           1.148                      --

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.145           1.235                   6,576
                                                               2003        1.000           1.145                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2004        1.142           1.465                      --
                                                               2003        1.000           1.142                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (6/02)                           2004        1.147           1.247                      --
                                                               2003        1.000           1.147                      --

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/02)                           2004        1.111           1.140                      --
                                                               2003        1.000           1.111                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.116           1.228                      --
                                                               2003        1.000           1.116                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.261           1.537                   2,013
                                                               2003        1.000           1.261                      --

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.174           1.359                   2,118
                                                               2003        1.000           1.174                      --

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2004        1.160           1.315                      --
                                                               2003        1.000           1.160                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2004        1.129           1.215                      --
                                                               2003        1.000           1.129                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (10/02)                                      2004        1.144           1.219                      --
                                                               2003        1.000           1.144                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2004        1.124           1.190                      --
                                                               2003        1.000           1.124                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (8/02)                  2004        1.075           1.138                      --
                                                               2003        1.000           1.075                      --

   Global Life Sciences Portfolio - Service Shares (9/02)      2004        1.116           1.245                      --
                                                               2003        1.000           1.116                      --

   Global Technology Portfolio - Service Shares (8/02)         2004        1.198           1.177                      --
                                                               2003        1.000           1.198                      --

   Worldwide Growth Portfolio - Service Shares (8/02)          2004        1.140           1.164                      --
                                                               2003        1.000           1.140                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.172           1.315                      --
                                                               2003        1.000           1.172                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.139           1.253                  17,389
                                                               2003        1.000           1.139                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.155           1.399                   4,197
                                                               2003        1.000           1.155                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.073           1.197                      --
                                                               2003        1.000           1.073                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.066           1.195                   4,448
                                                               2003        1.000           1.066                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (9/04)     2004        0.985           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.045           1.111                   9,080
                                                               2003        1.000           1.045                      --

   Total Return Portfolio - Administrative Class (5/01)        2004        1.023           1.048                  14,843
                                                               2003        1.000           1.023                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.179           1.338                      --
                                                               2003        1.000           1.179                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.235           1.523                      --
                                                               2003        1.000           1.235                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.169           1.236                      --
                                                               2003        1.000           1.169                      --

   Investors Fund - Class I (11/99)                            2004        1.146           1.235                      --
                                                               2003        1.000           1.146                      --

   Large Cap Growth Fund - Class I (9/02)                      2004        1.161           1.140                      --
                                                               2003        1.000           1.161                      --

   Small Cap Growth Fund - Class I (11/99)                     2004        1.235           1.389                      --
                                                               2003        1.000           1.235                      --

The Travelers Series Trust
   Convertible Securities Portfolio (6/02)                     2004        1.102           1.144                     225
                                                               2003        1.000           1.102                      --

   Disciplined Mid Cap Stock Portfolio (6/02)                  2004        1.171           1.332                      --
                                                               2003        1.000           1.171                      --

   Equity Income Portfolio (11/99)                             2004        1.131           1.214                   2,409
                                                               2003        1.000           1.131                      --

   Federated High Yield Portfolio (8/02)                       2004        1.090           1.175                     219
                                                               2003        1.000           1.090                      --

   Federated Stock Portfolio (9/02)                            2004        1.145           1.236                      --
                                                               2003        1.000           1.145                      --

   Large Cap Portfolio (11/99)                                 2004        1.122           1.168                   2,527
                                                               2003        1.000           1.122                      --

   Lazard International Stock Portfolio (8/02)                 2004        1.157           1.308                      --
                                                               2003        1.000           1.157                      --

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.088           1.232                      --
                                                               2003        1.000           1.088                      --

   MFS Emerging Growth Portfolio (11/99)                       2004        1.104           1.216                      --
                                                               2003        1.000           1.104                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   MFS Mid Cap Growth Portfolio (6/02)                         2004        1.131           1.260                      --
                                                               2003        1.000           1.131                      --

   MFS Value Portfolio (5/04)                                  2004        0.972           1.115                     233

   Pioneer Fund Portfolio (5/03)                               2004        1.126           1.222                      --
                                                               2003        1.000           1.126                      --

   Travelers Quality Bond Portfolio (6/02)                     2004        1.023           1.032                     743
                                                               2003        1.000           1.023                      --

   U.S. Government Securities Portfolio (5/04)                 2004        0.984           1.046                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2004        1.135           1.181                      --
                                                               2003        1.000           1.135                      --

   MFS Total Return Portfolio (11/99)                          2004        1.077           1.173                      --
                                                               2003        1.000           1.077                      --

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.982           1.089                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.985                  21,345
                                                               2003        1.000           0.997                      --

   Strategic Equity Portfolio (11/99)                          2004        1.115           1.201                      --
                                                               2003        1.000           1.115                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/02)                 2004        1.135           1.302                      --
                                                               2003        1.000           1.135                      --

   Enterprise Portfolio - Class II Shares (7/02)               2004        1.131           1.147                      --
                                                               2003        1.000           1.131                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/02)            2004        1.140           1.282                   6,475
                                                               2003        1.000           1.140                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/02)                                              2004        1.104           1.092                      --
                                                               2003        1.000           1.104                      --

   Mid Cap Portfolio - Service Class 2 (5/02)                  2004        1.197           1.457                      --
                                                               2003        1.000           1.197                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (6/02)                            2004        1.180           1.377                   9,989
                                                               2003        0.968           1.180                     785

   High Yield Bond Trust (5/04)                                2004        0.988           1.062                  27,383

   Managed Assets Trust (9/04)                                 2004        1.013           1.071                      --

   Money Market Portfolio (5/02)                               2004        0.983           0.969                 132,347
                                                               2003        0.999           0.983                  11,760

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.141           1.206                  36,520
                                                               2003        0.947           1.141                  27,611

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.299           1.439                 821,906
                                                               2003        0.984           1.299                 579,425

   Growth Fund - Class 2 Shares (11/99)                        2004        1.282           1.408               2,649,329
                                                               2003        0.960           1.282               1,571,576

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.255           1.352               3,175,477
                                                               2003        0.971           1.255               2,119,583

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2004        1.314           1.685                 154,464
                                                               2003        1.005           1.314                 116,510

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (6/02)                           2004        1.254           1.363                   4,447
                                                               2003        0.976           1.254                   3,495

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/02)                           2004        1.148           1.177                  23,236
                                                               2003        0.971           1.148                   2,694

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.214           1.334                 650,674
                                                               2003        0.994           1.214                 458,930

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.438           1.750                 111,684
                                                               2003        1.000           1.438                  44,071

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.275           1.475                 576,751
                                                               2003        0.988           1.275                 252,135
                                                               2002        1.000           0.988                      --

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2004        1.259           1.425                  25,772
                                                               2003        0.976           1.259                   2,057

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2004        1.205           1.296                  86,299
                                                               2003        0.967           1.205                  65,914

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (10/02)                                      2004        1.298           1.381                  21,740
                                                               2003        0.949           1.298                   1,981

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2004        1.228           1.299                   1,241
                                                               2003        0.967           1.228                     211

Janus Aspen Series
   Balanced Portfolio - Service Shares (8/02)                  2004        1.103           1.166                   7,190
                                                               2003        0.994           1.103                  27,518

   Global Life Sciences Portfolio - Service Shares (9/02)      2004        1.217           1.356                   2,698
                                                               2003        0.988           1.217                   2,687

   Global Technology Portfolio - Service Shares (8/02)         2004        1.350           1.324                     795
                                                               2003        0.944           1.350                     664

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Worldwide Growth Portfolio - Service Shares (8/02)          2004        1.182           1.206                  28,719
                                                               2003        0.980           1.182                  27,591

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.326           1.487                 243,815
                                                               2003        1.000           1.326                  85,338

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.236           1.358                 590,460
                                                               2003        1.000           1.236                 321,133

   Mid-Cap Value Portfolio (5/03)                              2004        1.251           1.514                 527,627
                                                               2003        1.000           1.251                 204,552

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.073           1.196                 236,985
                                                               2003        1.000           1.073                   2,903

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.066           1.194                 203,476
                                                               2003        1.000           1.066                     240

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (9/04)     2004        0.985           1.066                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.041           1.106                 602,161
                                                               2003        1.000           1.041                 397,814

   Total Return Portfolio - Administrative Class (5/01)        2004        1.037           1.061               2,364,335
                                                               2003        1.012           1.037               1,779,865

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.247           1.414                 123,675
                                                               2003        0.994           1.247                 141,914

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.426           1.756                  89,169
                                                               2003        0.977           1.426                  48,389

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.302           1.376                 206,538
                                                               2003        0.960           1.302                 167,690

   Investors Fund - Class I (11/99)                            2004        1.238           1.333                 201,989
                                                               2003        0.958           1.238                 171,462

   Large Cap Growth Fund - Class I (9/02)                      2004        1.355           1.329                   1,937
                                                               2003        0.961           1.355                   1,697

   Small Cap Growth Fund - Class I (11/99)                     2004        1.409           1.583                 194,919
                                                               2003        0.969           1.409                 117,984

The Travelers Series Trust
   Convertible Securities Portfolio (6/02)                     2004        1.226           1.272                 149,871
                                                               2003        0.995           1.226                  11,156

   Disciplined Mid Cap Stock Portfolio (6/02)                  2004        1.275           1.449                  63,067
                                                               2003        0.977           1.275                  55,380

   Equity Income Portfolio (11/99)                             2004        1.226           1.315                 312,955
                                                               2003        0.958           1.226                 228,153

   Federated High Yield Portfolio (8/02)                       2004        1.198           1.291                  79,142
                                                               2003        1.003           1.198                  22,819

   Federated Stock Portfolio (9/02)                            2004        1.217           1.313                     981
                                                               2003        0.977           1.217                      --

   Large Cap Portfolio (11/99)                                 2004        1.176           1.222                 101,957
                                                               2003        0.966           1.176                 100,664

   Lazard International Stock Portfolio (8/02)                 2004        1.256           1.419                  68,612
                                                               2003        1.001           1.256                  42,730

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.150           1.301                 126,310
                                                               2003        0.973           1.150                  85,949

   MFS Emerging Growth Portfolio (11/99)                       2004        1.223           1.346                  19,855
                                                               2003        0.971           1.223                  18,671

   MFS Mid Cap Growth Portfolio (6/02)                         2004        1.302           1.450                  15,948
                                                               2003        0.974           1.302                   5,936

   MFS Value Portfolio (5/04)                                  2004        0.972           1.114                   8,026

   Pioneer Fund Portfolio (5/03)                               2004        1.208           1.310                 109,780
                                                               2003        1.000           1.208                  15,008

   Travelers Quality Bond Portfolio (6/02)                     2004        1.058           1.067                  79,085
                                                               2003        1.014           1.058                  13,167

   U.S. Government Securities Portfolio (5/04)                 2004        0.984           1.045                  17,656

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2004        1.220           1.268                  90,190
                                                               2003        0.967           1.220                  89,135

   MFS Total Return Portfolio (11/99)                          2004        1.121           1.219               1,534,701
                                                               2003        0.986           1.121               1,669,877

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.982           1.088                  24,688

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.996           0.983                 302,874
                                                               2003        1.000           0.996                  47,603

   Strategic Equity Portfolio (11/99)                          2004        1.254           1.348                  39,721
                                                               2003        0.969           1.254                  36,786

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/02)                 2004        1.243           1.425                 201,061
                                                               2003        0.974           1.243                 235,475

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Enterprise Portfolio - Class II Shares (7/02)               2004        1.185           1.200                      --
                                                               2003        0.966           1.185                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/02)            2004        1.239           1.393                  56,482
                                                               2003        0.991           1.239                  17,573

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/02)                                              2004        1.162           1.148                      --
                                                               2003        0.953           1.162                      --

   Mid Cap Portfolio - Service Class 2 (5/02)                  2004        1.330           1.618                 480,220
                                                               2003        0.986           1.330                 212,265

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.55%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (6/02)                            2004        1.000           1.168                      --

   High Yield Bond Trust (5/04)                                2004        1.000           1.075                     246

   Managed Assets Trust (9/04)                                 2004        1.013           1.070                      --

   Money Market Portfolio (5/02)                               2004        1.000           0.993                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.000           1.057                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.000           1.112                      --

   Growth Fund - Class 2 Shares (11/99)                        2004        1.000           1.085                     758

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.000           1.064                     766

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2004        1.000           1.286                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (6/02)                           2004        1.000           1.092                      --

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/02)                           2004        1.000           1.021                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.000           1.099                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.000           1.260                  11,772

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.000           1.155                  63,377

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2004        1.000           1.118                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2004        1.000           1.069                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (10/02)                                      2004        1.000           1.053                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2004        1.000           1.064                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (8/02)                  2004        1.000           1.067                      --

   Global Life Sciences Portfolio - Service Shares (9/02)      2004        1.000           1.038                      --

   Global Technology Portfolio - Service Shares (8/02)         2004        1.000           1.051                      --

   Worldwide Growth Portfolio - Service Shares (8/02)          2004        1.000           1.086                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.000           1.125                  64,090

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.000           1.098                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.000           1.159                  63,332

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.000           1.116                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.000           1.118                     740

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (9/04)     2004        0.981           1.062                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.000           1.066                  60,172

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.000           1.043                     249

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.000           1.158                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.000           1.192                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.000           1.056                      --

   Investors Fund - Class I (11/99)                            2004        1.000           1.078                      --

   Large Cap Growth Fund - Class I (9/02)                      2004        1.000           0.990                      --

   Small Cap Growth Fund - Class I (11/99)                     2004        1.000           1.165                      --

The Travelers Series Trust
   Convertible Securities Portfolio (6/02)                     2004        1.000           1.041                      --

   Disciplined Mid Cap Stock Portfolio (6/02)                  2004        1.000           1.118                      --

   Equity Income Portfolio (11/99)                             2004        1.000           1.101                      --

   Federated High Yield Portfolio (8/02)                       2004        1.000           1.077                      --

   Federated Stock Portfolio (9/02)                            2004        1.000           1.078                      --

   Large Cap Portfolio (11/99)                                 2004        1.000           1.047                      --

   Lazard International Stock Portfolio (8/02)                 2004        1.000           1.144                      --

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.000           1.123                      --

   MFS Emerging Growth Portfolio (11/99)                       2004        1.000           1.080                      --

   MFS Mid Cap Growth Portfolio (6/02)                         2004        1.000           1.072                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.125                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Fund Portfolio (5/03)                               2004        1.000           1.092                      --

   Travelers Quality Bond Portfolio (6/02)                     2004        1.000           1.031                      --

   U.S. Government Securities Portfolio (5/04)                 2004        1.000           1.071                     242

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2004        1.000           1.053                      --

   MFS Total Return Portfolio (11/99)                          2004        1.000           1.095                     983

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.103                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        1.000           0.997                      --

   Strategic Equity Portfolio (11/99)                          2004        1.000           1.097                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/02)                 2004        1.000           1.130                      --

   Enterprise Portfolio - Class II Shares (7/02)               2004        1.000           1.036                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/02)            2004        1.000           1.106                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/02)                                              2004        1.000           1.039                      --

   Mid Cap Portfolio - Service Class 2 (5/02)                  2004        1.000           1.226                  19,636

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.65%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (6/02)                            2004        1.142           1.330                      --
                                                               2003        1.000           1.142                      --

   High Yield Bond Trust (5/04)                                2004        0.988           1.061                   1,131

   Managed Assets Trust (9/04)                                 2004        1.012           1.069                      --

   Money Market Portfolio (5/02)                               2004        0.992           0.976                      --
                                                               2003        1.000           0.992                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.090           1.151                      --
                                                               2003        1.000           1.090                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.185           1.309                   6,321
                                                               2003        1.000           1.185                      --

   Growth Fund - Class 2 Shares (11/99)                        2004        1.146           1.256                  34,800
                                                               2003        1.000           1.146                      --

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.144           1.230                   1,983
                                                               2003        1.000           1.144                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2004        1.140           1.459                     876
                                                               2003        1.000           1.140                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (6/02)                           2004        1.146           1.242                     436
                                                               2003        1.000           1.146                      --

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (7/02)                           2004        1.110           1.135                     460
                                                               2003        1.000           1.110                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.115           1.223                     456
                                                               2003        1.000           1.115                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.260           1.530                     390
                                                               2003        1.000           1.260                      --

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.173           1.354                      --
                                                               2003        1.000           1.173                      --

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2004        1.159           1.309                      --
                                                               2003        1.000           1.159                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2004        1.127           1.210                      --
                                                               2003        1.000           1.127                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (10/02)                                      2004        1.142           1.214                      --
                                                               2003        1.000           1.142                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2004        1.122           1.185                      --
                                                               2003        1.000           1.122                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (8/02)                  2004        1.074           1.133                      --
                                                               2003        1.000           1.074                      --

   Global Life Sciences Portfolio - Service Shares (9/02)      2004        1.114           1.240                      --
                                                               2003        1.000           1.114                      --

   Global Technology Portfolio - Service Shares (8/02)         2004        1.197           1.172                      --
                                                               2003        1.000           1.197                      --

   Worldwide Growth Portfolio - Service Shares (8/02)          2004        1.139           1.159                      --
                                                               2003        1.000           1.139                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.170           1.310                      --
                                                               2003        1.000           1.170                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.138           1.248                  21,945
                                                               2003        1.000           1.138                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.153           1.393                  14,458
                                                               2003        1.000           1.153                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.073           1.193                  20,754
                                                               2003        1.000           1.073                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.066           1.191                   9,381
                                                               2003        1.000           1.066                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (9/04)     2004        0.984           1.065                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.043           1.107                     487
                                                               2003        1.000           1.043                      --

   Total Return Portfolio - Administrative Class (5/01)        2004        1.022           1.044                   9,053
                                                               2003        1.000           1.022                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.178           1.333                      --
                                                               2003        1.000           1.178                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.233           1.516                      --
                                                               2003        1.000           1.233                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.167           1.231                      --
                                                               2003        1.000           1.167                      --

   Investors Fund - Class I (11/99)                            2004        1.144           1.230                      --
                                                               2003        1.000           1.144                      --

   Large Cap Growth Fund - Class I (9/02)                      2004        1.160           1.135                     441
                                                               2003        1.000           1.160                      --

   Small Cap Growth Fund - Class I (11/99)                     2004        1.234           1.383                      --
                                                               2003        1.000           1.234                      --

The Travelers Series Trust
   Convertible Securities Portfolio (6/02)                     2004        1.101           1.140                   6,971
                                                               2003        1.000           1.101                      --

   Disciplined Mid Cap Stock Portfolio (6/02)                  2004        1.170           1.326                     431
                                                               2003        1.000           1.170                      --

   Equity Income Portfolio (11/99)                             2004        1.130           1.209                   1,498
                                                               2003        1.000           1.130                      --

   Federated High Yield Portfolio (8/02)                       2004        1.088           1.170                   1,017
                                                               2003        1.000           1.088                      --

   Federated Stock Portfolio (9/02)                            2004        1.144           1.231                      --
                                                               2003        1.000           1.144                      --

   Large Cap Portfolio (11/99)                                 2004        1.121           1.163                  18,231
                                                               2003        1.000           1.121                      --

   Lazard International Stock Portfolio (8/02)                 2004        1.156           1.303                      --
                                                               2003        1.000           1.156                      --

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.087           1.227                  15,953
                                                               2003        1.000           1.087                      --

   MFS Emerging Growth Portfolio (11/99)                       2004        1.103           1.211                   6,500
                                                               2003        1.000           1.103                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   MFS Mid Cap Growth Portfolio (6/02)                         2004        1.129           1.255                      --
                                                               2003        1.000           1.129                      --

   MFS Value Portfolio (5/04)                                  2004        0.972           1.113                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.124           1.217                      --
                                                               2003        1.000           1.124                      --

   Travelers Quality Bond Portfolio (6/02)                     2004        1.022           1.028                     504
                                                               2003        1.000           1.022                      --

   U.S. Government Securities Portfolio (5/04)                 2004        0.983           1.044                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2004        1.134           1.176                      --
                                                               2003        1.000           1.134                      --

   MFS Total Return Portfolio (11/99)                          2004        1.076           1.168                   9,726
                                                               2003        1.000           1.076                      --

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.982           1.087                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.996           0.981                      --
                                                               2003        1.000           0.996                      --

   Strategic Equity Portfolio (11/99)                          2004        1.114           1.196                      --
                                                               2003        1.000           1.114                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/02)                 2004        1.134           1.296                     445
                                                               2003        1.000           1.134                      --

   Enterprise Portfolio - Class II Shares (7/02)               2004        1.130           1.142                      --
                                                               2003        1.000           1.130                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/02)            2004        1.138           1.276                     447
                                                               2003        1.000           1.138                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (7/02)                                              2004        1.103           1.088                      --
                                                               2003        1.000           1.103                      --

   Mid Cap Portfolio - Service Class 2 (5/02)                  2004        1.195           1.451                   8,526
                                                               2003        1.000           1.195                      --

                                      NOTES

Effective "07/26/2004" Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund - Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund - Class III

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Janus Aspen Series: Balanced Portfolio - Service Shares - is no longer available to new contract owners

Janus Aspen Series: Global Life Science Portfolio - Service Shares is no available to new Contract Owners

Janus Aspen Series: World Wide Growth Portfolio - Service Shares is no longer available to new contract holders.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.

Van Kampen Life Investment Trust: Enterprise Portfolio - Class II Shares is no longer available to new contract holders.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (11/01)             2004        0.956           0.991                 326,881
                                                               2003        0.780           0.956                 329,058
                                                               2002        1.142           0.780                 360,945
                                                               2001        1.000           1.142                  71,942

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.016           1.107                 193,936
                                                               2003        0.785           1.016                 182,023
                                                               2002        1.000           0.785                 102,137

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/01)                                             2004        0.968           1.028                 372,515
                                                               2003        0.801           0.968                 394,719
                                                               2002        1.182           0.801                 422,138
                                                               2001        1.000           1.182                 170,836

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (10/01)                 2004        1.316           1.463               1,024,798
                                                               2003        0.993           1.316               1,046,278
                                                               2002        1.187           0.993               1,010,551
                                                               2001        1.000           1.187                 198,467

   Growth Fund - Class 2 Shares (10/01)                        2004        1.227           1.353               3,308,359
                                                               2003        0.916           1.227               2,615,035
                                                               2002        1.237           0.916               1,878,262
                                                               2001        1.000           1.237                 983,277

   Growth-Income Fund - Class 2 Shares (10/01)                 2004        1.186           1.282               4,515,478
                                                               2003        0.914           1.186               4,287,113
                                                               2002        1.143           0.914               3,413,144
                                                               2001        1.000           1.143                 514,638

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (10/01)            2004        1.153           1.259                 171,589
                                                               2003        0.857           1.153                 155,747
                                                               2002        1.227           0.857                 175,953
                                                               2001        1.000           1.227                   1,300

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.031           1.138                 486,766
                                                               2003        0.841           1.031                 406,480
                                                               2002        1.000           0.841                 111,997

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.442           1.761                  34,887
                                                               2003        1.000           1.442                  22,887

   Templeton Foreign Securities Fund - Class 2
   Shares (11/01)                                              2004        1.172           1.361                 886,919
                                                               2003        0.904           1.172                 503,783
                                                               2002        1.134           0.904                 319,815
                                                               2001        1.000           1.134                  47,591

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2004        1.020           1.160                  70,887
                                                               2003        0.788           1.020                  27,006
                                                               2002        0.830           0.788                  17,719

Greenwich Street Series Fund
   Appreciation Portfolio (11/01)                              2004        1.120           1.194               1,589,270
                                                               2003        0.918           1.120               1,269,264
                                                               2002        1.136           0.918                 996,324
                                                               2001        1.000           1.136                 237,326

   Diversified Strategic Income Portfolio (10/01)              2004        1.137           1.189                 677,014
                                                               2003        1.039           1.137                 641,867
                                                               2002        1.011           1.039                 308,520
                                                               2001        1.000           1.011                  32,007

   Equity Index Portfolio - Class II Shares (10/01)            2004        1.086           1.173                 474,749
                                                               2003        0.867           1.086                 389,159

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Equity Index Portfolio - Class II Shares  (continued)       2002        1.141           0.867                 162,856
                                                               2001        1.000           1.141                      --

   Fundamental Value Portfolio (10/01)                         2004        1.227           1.301               1,688,943
                                                               2003        0.904           1.227               1,862,138
                                                               2002        1.172           0.904               1,831,590
                                                               2001        1.000           1.172                 423,086

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (11/01)           2004        1.076           1.270                  40,908
                                                               2003        0.815           1.076                  41,944
                                                               2002        1.158           0.815                  38,099
                                                               2001        1.000           1.158                  28,104

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.330           1.497                   6,366
                                                               2003        1.000           1.330                   4,618

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.239           1.368               1,022,255
                                                               2003        1.000           1.239                 136,043

   Mid-Cap Value Portfolio (5/03)                              2004        1.254           1.524                 681,732
                                                               2003        1.000           1.254                 241,207

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.201                  44,617
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.199                  14,965
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.043           1.113                 366,107
                                                               2003        1.000           1.043                 162,740

   Total Return Portfolio - Administrative Class (10/01)       2004        1.102           1.132               5,138,114
                                                               2003        1.071           1.102               5,603,583

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Total Return Portfolio - Administrative Class
   (continued)                                                 2002        1.002           1.071               4,649,600
                                                               2001        1.000           1.002                 359,558

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (12/01)   2004        1.100           1.159                 155,269
                                                               2003        0.850           1.100                 172,684
                                                               2002        1.233           0.850                  67,678
                                                               2001        1.000           1.233                      --

   Putnam VT International Equity Fund - Class IB
   Shares (10/01)                                              2004        1.155           1.315                 245,992
                                                               2003        0.917           1.155                 262,993
                                                               2002        1.137           0.917                 209,372
                                                               2001        1.000           1.137                   4,558

   Putnam VT Small Cap Value Fund - Class IB Shares (11/01)    2004        1.433           1.771                 400,281
                                                               2003        0.977           1.433                 407,261
                                                               2002        1.220           0.977                 286,310
                                                               2001        1.000           1.220                  98,292

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/01)                              2004        1.127           1.196                 840,635
                                                               2003        0.827           1.127                 867,910
                                                               2002        1.127           0.827                 838,091
                                                               2001        1.000           1.127                  74,887

   Investors Fund - Class I (10/01)                            2004        1.107           1.197                 545,432
                                                               2003        0.854           1.107                 636,125
                                                               2002        1.133           0.854                 526,307
                                                               2001        1.000           1.133                  14,994

   Small Cap Growth Fund - Class I (11/01)                     2004        1.171           1.320                 249,354
                                                               2003        0.802           1.171                 295,575
                                                               2002        1.255           0.802                 244,170
                                                               2001        1.000           1.255                  22,533

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (10/01)            2004        0.989           1.001                 109,047
                                                               2003        0.817           0.989                 111,489
                                                               2002        1.127           0.817                  40,123
                                                               2001        1.000           1.127                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (12/01)                                           2004        1.130           1.139                 110,268
                                                               2003        0.859           1.130                  94,650
                                                               2002        1.197           0.859                  85,309
                                                               2001        1.000           1.197                     917

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.365           1.426               1,369,104
                                                               2003        1.060           1.365               1,487,421
                                                               2002        1.000           1.060                 156,519

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.238           1.274               1,507,174
                                                               2003        1.037           1.238               1,222,514
                                                               2002        1.000           1.037                 220,092

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.382           1.493                 313,379
                                                               2003        1.073           1.382                 269,336
                                                               2002        1.000           1.073                 155,053

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.349           1.411                 102,417
                                                               2003        1.068           1.349                  54,230
                                                               2002        1.000           1.068                  13,418

The Travelers Series Trust
   Equity Income Portfolio (11/01)                             2004        1.224           1.317                 611,967
                                                               2003        0.952           1.224                 607,249
                                                               2002        1.129           0.952                 397,607
                                                               2001        1.000           1.129                  10,873

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Large Cap Portfolio (10/01)                                 2004        1.050           1.096                 141,124
                                                               2003        0.860           1.050                 147,137
                                                               2002        1.137           0.860                  95,934
                                                               2001        1.000           1.137                   8,222

   Lazard International Stock Portfolio (8/02)                 2004        1.060           1.202                 421,402
                                                               2003        0.842           1.060                 377,074

   Merrill Lynch Large Cap Core Portfolio (12/01)              2004        1.002           1.137                 248,325
                                                               2003        0.844           1.002                 264,799
                                                               2002        1.151           0.844                 226,138
                                                               2001        1.000           1.151                  20,414

   MFS Emerging Growth Portfolio (11/01)                       2004        0.993           1.096                 184,761
                                                               2003        0.785           0.993                 185,305
                                                               2002        1.218           0.785                 322,036
                                                               2001        1.000           1.218                  25,458

   MFS Value Portfolio (5/04)                                  2004        0.972           1.117                  14,572

   Pioneer Fund Portfolio (5/03)                               2004        1.212           1.319                   3,681
                                                               2003        1.000           1.212                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/01)                  2004        1.139           1.189                 101,154
                                                               2003        0.899           1.139                 100,587
                                                               2002        1.206           0.899                  99,352
                                                               2001        1.000           1.206                  12,840

   MFS Total Return Portfolio (10/01)                          2004        1.144           1.250               2,980,414
                                                               2003        1.002           1.144               2,969,160
                                                               2002        1.080           1.002               2,625,598
                                                               2001        1.000           1.080                 476,441

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.982           1.091                   7,038

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.989                  19,753
                                                               2003        1.000           0.997                     579

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Smith Barney Aggressive Growth Portfolio (10/01)            2004        1.054           1.136               2,791,114
                                                               2003        0.800           1.054               2,170,608
                                                               2002        1.212           0.800               2,025,793
                                                               2001        1.000           1.212                 522,726

   Smith Barney High Income Portfolio (10/01)                  2004        1.228           1.329                 808,876
                                                               2003        0.983           1.228                 750,091
                                                               2002        1.037           0.983                 446,090
                                                               2001        1.000           1.037                  29,916

   Smith Barney International All Cap Growth
   Portfolio (11/01)                                           2004        1.062           1.226                   3,856
                                                               2003        0.850           1.062                  12,092
                                                               2002        1.168           0.850                   6,583
                                                               2001        1.000           1.168                   1,076

   Smith Barney Large Cap Value Portfolio (11/01)              2004        1.005           1.090                 291,380
                                                               2003        0.804           1.005                 357,237
                                                               2002        1.101           0.804                 435,549
                                                               2001        1.000           1.101                 171,941

   Smith Barney Large Capitalization Growth
   Portfolio (10/01)                                           2004        1.258           1.237                 714,870
                                                               2003        0.870           1.258                 566,137
                                                               2002        1.181           0.870                 518,804
                                                               2001        1.000           1.181                  61,317

   Smith Barney Mid Cap Core Portfolio (10/01)                 2004        1.241           1.343                 503,915
                                                               2003        0.976           1.241                 546,831
                                                               2002        1.232           0.976                 485,483
                                                               2001        1.000           1.232                  97,391

   Smith Barney Money Market Portfolio (10/01)                 2004        0.978           0.967                 499,541
                                                               2003        0.992           0.978               1,139,300
                                                               2002        1.000           0.992               1,669,540
                                                               2001        1.000           1.000                 207,523

   Strategic Equity Portfolio (11/01)                          2004        0.970           1.047                 326,300
                                                               2003        0.747           0.970                 343,430

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Strategic Equity Portfolio  (continued)                     2002        1.148           0.747                 286,272
                                                               2001        1.000           1.148                  85,438

   Travelers Managed Income Portfolio (10/01)                  2004        1.042           1.050                 997,824
                                                               2003        0.981           1.042               1,082,482
                                                               2002        0.980           0.981                 969,658
                                                               2001        1.000           0.980                 126,164

   Van Kampen Enterprise Portfolio (11/01)                     2004        1.016           1.034                  98,222
                                                               2003        0.826           1.016                 101,564
                                                               2002        1.193           0.826                 105,425
                                                               2001        1.000           1.193                  46,933

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (10/01)          2004        0.935           0.981                 200,083
                                                               2003        0.750           0.935                 194,819
                                                               2002        1.134           0.750                 156,956
                                                               2001        1.000           1.134                  69,805

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (11/01)                                           2004        1.231           1.394                  78,805
                                                               2003        0.885           1.231                  78,918
                                                               2002        1.215           0.885                  77,835
                                                               2001        1.000           1.215                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (10/01)             2004        1.248           1.410                 357,392
                                                               2003        0.992           1.248                 287,237
                                                               2002        1.118           0.992                 223,681
                                                               2001        1.000           1.118                  74,817

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2004        1.155           1.411                 314,692
                                                               2003        0.853           1.155                 255,006
                                                               2002        1.000           0.853                 148,547

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (11/01)             2004        1.178           1.218                  33,748
                                                               2003        0.963           1.178                  26,411

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.241           1.349               1,236,732
                                                               2003        0.960           1.241                 854,793

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/01)                                             2004        1.143           1.211                 459,945
                                                               2003        0.948           1.143                 168,663

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (10/01)                 2004        1.302           1.445               5,306,790
                                                               2003        0.984           1.302               2,711,712

   Growth Fund - Class 2 Shares (10/01)                        2004        1.285           1.413              18,572,237
                                                               2003        0.960           1.285              10,866,088

   Growth-Income Fund - Class 2 Shares (10/01)                 2004        1.257           1.357              22,621,936
                                                               2003        0.971           1.257              13,557,952

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (10/01)            2004        1.300           1.417               2,926,013
                                                               2003        0.969           1.300               2,045,532

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.217           1.340               5,186,994
                                                               2003        0.994           1.217               3,312,164

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.440           1.756                 862,804
                                                               2003        1.000           1.440                 368,517

   Templeton Foreign Securities Fund - Class 2
   Shares (11/01)                                              2004        1.278           1.481               3,889,690
                                                               2003        0.989           1.278               2,193,501

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2004        1.262           1.431                 431,766
                                                               2003        0.976           1.262                  87,223
                                                               2002        1.000           0.976                      --

Greenwich Street Series Fund
   Appreciation Portfolio (11/01)                              2004        1.190           1.265               5,459,813
                                                               2003        0.977           1.190               3,761,358

   Diversified Strategic Income Portfolio (10/01)              2004        1.103           1.152               3,285,089
                                                               2003        1.010           1.103               2,322,848

   Equity Index Portfolio - Class II Shares (10/01)            2004        1.208           1.302               2,973,725
                                                               2003        0.967           1.208               2,335,616

   Fundamental Value Portfolio (10/01)                         2004        1.309           1.385               7,968,858
                                                               2003        0.966           1.309               5,155,503

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (11/01)           2004        1.295           1.525                 302,452
                                                               2003        0.983           1.295                 210,735

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.328           1.492                 733,265
                                                               2003        1.000           1.328                 316,143

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.237           1.363               4,464,326
                                                               2003        1.000           1.237               2,342,808

   Mid-Cap Value Portfolio (5/03)                              2004        1.252           1.519               4,181,113
                                                               2003        1.000           1.252               1,952,789

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.073           1.199                 434,954
                                                               2003        1.000           1.073                  14,159

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.197                 372,299
                                                               2003        1.000           1.067                  10,036

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.042           1.110               4,627,736
                                                               2003        1.000           1.042               2,203,110

   Total Return Portfolio - Administrative Class (10/01)       2004        1.039           1.066              16,972,145
                                                               2003        1.012           1.039              11,776,640

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (12/01)   2004        1.237           1.301                  24,067
                                                               2003        0.958           1.237                   4,520

   Putnam VT International Equity Fund - Class IB
   Shares (10/01)                                              2004        1.249           1.420                 694,523
                                                               2003        0.994           1.249                 639,013

   Putnam VT Small Cap Value Fund - Class IB Shares (11/01)    2004        1.429           1.764               1,053,707
                                                               2003        0.977           1.429                 798,826

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (10/01)                              2004        1.305           1.382               3,268,365
                                                               2003        0.960           1.305               1,724,848

   Investors Fund - Class I (10/01)                            2004        1.240           1.338               2,820,016
                                                               2003        0.958           1.240               1,330,720

   Small Cap Growth Fund - Class I (11/01)                     2004        1.412           1.589               1,763,283
                                                               2003        0.970           1.412                 943,187

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (10/01)            2004        1.163           1.175               1,090,467
                                                               2003        0.963           1.163                 803,964

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Smith Barney Premier Selections All Cap Growth
   Portfolio (12/01)                                           2004        1.260           1.268                 418,070
                                                               2003        0.960           1.260                 343,672

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.245           1.299              46,071,792
                                                               2003        0.969           1.245              27,451,413
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.168           1.199              36,358,325
                                                               2003        0.979           1.168              21,544,810
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.238           1.335               6,146,467
                                                               2003        0.962           1.238               2,247,747
                                                               2002        1.000           0.962                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.213           1.266               4,007,483
                                                               2003        0.961           1.213               2,004,819
                                                               2002        1.000           0.961                      --

The Travelers Series Trust
   Equity Income Portfolio (11/01)                             2004        1.229           1.320               3,622,957
                                                               2003        0.958           1.229               2,689,774

   Large Cap Portfolio (10/01)                                 2004        1.178           1.227                 684,784
                                                               2003        0.966           1.178                 533,101

   Lazard International Stock Portfolio (8/02)                 2004        1.259           1.425               1,619,278
                                                               2003        1.001           1.259                 577,731

   Merrill Lynch Large Cap Core Portfolio (12/01)              2004        1.153           1.306                 402,434
                                                               2003        0.973           1.153                 231,169

   MFS Emerging Growth Portfolio (11/01)                       2004        1.226           1.351                 341,774
                                                               2003        0.971           1.226                 262,977

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   MFS Value Portfolio (5/04)                                  2004        0.972           1.116                  53,025

   Pioneer Fund Portfolio (5/03)                               2004        1.210           1.315                 411,090
                                                               2003        1.000           1.210                 181,376

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/01)                  2004        1.222           1.273                 440,506
                                                               2003        0.967           1.222                 259,207

   MFS Total Return Portfolio (10/01)                          2004        1.123           1.224              13,582,482
                                                               2003        0.986           1.123               8,894,291

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.982           1.089                  89,761

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.986               1,044,555
                                                               2003        1.000           0.997                 143,635

   Smith Barney Aggressive Growth Portfolio (10/01)            2004        1.250           1.344              13,826,694
                                                               2003        0.951           1.250               8,499,681

   Smith Barney High Income Portfolio (10/01)                  2004        1.256           1.356               7,788,209
                                                               2003        1.007           1.256               6,592,357

   Smith Barney International All Cap Growth
   Portfolio (11/01)                                           2004        1.228           1.416                 135,869
                                                               2003        0.986           1.228                  94,348

   Smith Barney Large Cap Value Portfolio (11/01)              2004        1.209           1.308                 191,036
                                                               2003        0.969           1.209                 190,901

   Smith Barney Large Capitalization Growth
   Portfolio (10/01)                                           2004        1.365           1.339               6,645,934
                                                               2003        0.946           1.365               5,833,245

   Smith Barney Mid Cap Core Portfolio (10/01)                 2004        1.239           1.338               2,431,535
                                                               2003        0.977           1.239               1,359,130

   Smith Barney Money Market Portfolio (10/01)                 2004        0.984           0.970               4,211,420
                                                               2003        0.999           0.984               1,823,049

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Strategic Equity Portfolio (11/01)                          2004        1.256           1.354                 494,070
                                                               2003        0.969           1.256                 432,677

   Travelers Managed Income Portfolio (10/01)                  2004        1.075           1.081               4,402,977
                                                               2003        1.014           1.075               3,045,120

   Van Kampen Enterprise Portfolio (11/01)                     2004        1.186           1.205                 112,791
                                                               2003        0.966           1.186                 100,752

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (10/01)          2004        1.195           1.250                 506,602
                                                               2003        0.959           1.195                 456,247

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (11/01)                                           2004        1.353           1.529               1,431,235
                                                               2003        0.974           1.353               1,932,845

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (10/01)             2004        1.244           1.403               2,137,831
                                                               2003        0.991           1.244               1,545,964

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2004        1.333           1.625               3,135,990
                                                               2003        0.986           1.333               1,911,507

                                      NOTES

Effective "07/26/2004" Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund - Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund - Class III

Effective "11/01/2004" Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

AIM Variable Insurance Funds, Inc. : AIM Premier Equity Fund - Series I is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract holders.

Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract holders.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        0.751           0.783                  93,043
                                                               2003        0.609           0.751                 151,552
                                                               2002        0.885           0.609                 125,985
                                                               2001        1.000           0.885                  71,853

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.027           1.127                 334,798
                                                               2003        0.788           1.027                 354,635
                                                               2002        1.000           0.788                  25,560

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        0.625           0.668               2,897,980
                                                               2003        0.514           0.625               3,382,923
                                                               2002        0.753           0.514               3,883,375
                                                               2001        0.925           0.753               4,716,899
                                                               2000        1.127           0.925               4,449,229
                                                               1999        1.000           1.127                 314,797

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        0.920           1.029               6,322,143
                                                               2003        0.690           0.920               6,679,967
                                                               2002        0.819           0.690               6,862,959
                                                               2001        0.969           0.819               6,260,916
                                                               2000        1.211           0.969               3,140,876
                                                               1999        1.000           1.211                 316,138

   Growth Fund - Class 2 Shares (11/99)                        2004        0.975           1.082               8,773,906
                                                               2003        0.723           0.975               8,937,082
                                                               2002        0.970           0.723               7,986,225
                                                               2001        1.202           0.970               6,922,537
                                                               2000        1.167           1.202               4,692,324
                                                               1999        1.000           1.167                 477,335

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.176           1.280               9,428,394
                                                               2003        0.901           1.176               9,670,875
                                                               2002        1.119           0.901               8,550,110
                                                               2001        1.106           1.119               6,852,257
                                                               2000        1.039           1.106               2,375,658
                                                               1999        1.000           1.039                 174,106

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        0.795           0.874               1,611,705
                                                               2003        0.588           0.795               1,673,524
                                                               2002        0.836           0.588               1,690,406
                                                               2001        1.000           0.836               1,766,010
                                                               2000        1.215           1.000               1,131,242
                                                               1999        1.000           1.215                 167,294

   Mutual Shares Securities Fund - Class 2 Shares (6/02)       2004        1.043           1.158                 818,408
                                                               2003        0.845           1.043                 528,951
                                                               2002        1.000           0.845                 109,286

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.448           1.781                 108,300
                                                               2003        1.000           1.448                  27,124

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        0.931           1.088               1,356,406
                                                               2003        0.714           0.931               1,285,352
                                                               2002        0.889           0.714               1,344,931
                                                               2001        1.073           0.889               1,396,919
                                                               2000        1.115           1.073                 720,928
                                                               1999        1.000           1.115                 121,036

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2004        1.032           1.180                   3,125
                                                               2003        0.792           1.032                      --
                                                               2002        0.832           0.792                      --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2004        0.970           1.040               6,040,306
                                                               2003        0.789           0.970               5,893,048

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Appreciation Portfolio  (continued)                         2002        0.971           0.789               5,264,273
                                                               2001        1.025           0.971               3,668,702
                                                               2000        1.044           1.025                 917,508
                                                               1999        1.000           1.044                  31,957

   Diversified Strategic Income Portfolio (11/99)              2004        1.174           1.235               1,847,806
                                                               2003        1.065           1.174               1,695,778
                                                               2002        1.030           1.065               1,438,332
                                                               2001        1.013           1.030               1,382,525
                                                               2000        0.999           1.013                 601,614
                                                               1999        1.000           0.999                 137,491

   Equity Index Portfolio - Class II Shares (11/99)            2004        0.795           0.864               2,010,098
                                                               2003        0.631           0.795               1,910,575
                                                               2002        0.824           0.631               1,955,313
                                                               2001        0.954           0.824               1,824,680
                                                               2000        1.067           0.954                 613,674
                                                               1999        1.000           1.067                  55,283

   Fundamental Value Portfolio (12/99)                         2004        1.221           1.303               6,397,421
                                                               2003        0.893           1.221               6,391,317
                                                               2002        1.151           0.893               6,360,281
                                                               2001        1.232           1.151               5,155,358
                                                               2000        1.037           1.232               1,579,098
                                                               1999        1.000           1.037                   2,425

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        0.378           0.449               1,891,222
                                                               2003        0.284           0.378               1,971,237
                                                               2002        0.401           0.284               2,193,877
                                                               2001        0.674           0.401               2,395,484
                                                               2000        1.000           0.674               2,007,540

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.336           1.513                  69,839
                                                               2003        1.000           1.336                  32,469

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.244           1.382                 201,079
                                                               2003        1.000           1.244                  64,093

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Mid-Cap Value Portfolio (5/03)                              2004        1.260           1.541                 198,486
                                                               2003        1.000           1.260                 149,364

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.210                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.068           1.208                  46,761
                                                               2003        1.000           1.068                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.048           1.125                 837,880
                                                               2003        1.000           1.048                 245,014

   Total Return Portfolio - Administrative Class (5/01)        2004        1.173           1.213               5,959,397
                                                               2003        1.132           1.173               5,042,843

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Total Return Portfolio - Administrative Class
   (continued)                                                 2002        1.053           1.132               4,213,843
                                                               2001        1.000           1.053               2,073,098

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (6/01)    2004        0.728           0.773                  49,521
                                                               2003        0.559           0.728                  50,699
                                                               2002        0.806           0.559                  56,474
                                                               2001        1.000           0.806                  45,037

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.882           1.011                 150,938
                                                               2003        0.696           0.882                 153,350
                                                               2002        0.857           0.696                 131,072
                                                               2001        1.000           0.857                  88,059

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.294           1.611                 356,645
                                                               2003        0.877           1.294                 344,427
                                                               2002        1.088           0.877                 271,247
                                                               2001        1.000           1.088                 126,743

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.226           1.309               2,736,840
                                                               2003        0.894           1.226               2,762,940
                                                               2002        1.210           0.894               2,662,147
                                                               2001        1.204           1.210               2,256,368
                                                               2000        1.033           1.204               1,028,180
                                                               1999        1.000           1.033                  78,169

   Investors Fund - Class I (11/99)                            2004        1.095           1.191               1,637,036
                                                               2003        0.839           1.095               1,478,433
                                                               2002        1.106           0.839               1,401,267
                                                               2001        1.170           1.106               1,346,259
                                                               2000        1.029           1.170                 428,890
                                                               1999        1.000           1.029                  19,926

   Small Cap Growth Fund - Class I (11/99)                     2004        1.136           1.290                 640,455
                                                               2003        0.774           1.136                 629,419
                                                               2002        1.202           0.774                 541,675
                                                               2001        1.314           1.202                 579,887
                                                               2000        1.141           1.314                 439,007
                                                               1999        1.000           1.141                  61,393

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        0.794           0.809                 240,763
                                                               2003        0.652           0.794                 159,849
                                                               2002        0.894           0.652                  87,290
                                                               2001        1.000           0.894                  66,708

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        0.855           0.868                 294,476
                                                               2003        0.646           0.855                 304,336
                                                               2002        0.894           0.646                 305,879
                                                               2001        1.000           0.894                  37,100

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.376           1.447               2,624,019
                                                               2003        1.061           1.376                 995,800
                                                               2002        1.000           1.061                  13,385

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.249           1.293               1,551,664
                                                               2003        1.038           1.249                 764,994
                                                               2002        1.000           1.038                 157,954

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.394           1.515                 414,942
                                                               2003        1.074           1.394                  51,838
                                                               2002        1.000           1.074                  17,608

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.360           1.432                 345,792
                                                               2003        1.069           1.360                 344,365
                                                               2002        1.000           1.069                  33,985

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2004        1.102           1.194               1,883,743
                                                               2003        0.852           1.102               1,882,544
                                                               2002        1.004           0.852               1,700,300
                                                               2001        1.090           1.004               1,354,821
                                                               2000        1.013           1.090                 573,343
                                                               1999        1.000           1.013                  10,535

   Large Cap Portfolio (11/99)                                 2004        0.686           0.720               2,092,587
                                                               2003        0.558           0.686               2,172,648
                                                               2002        0.732           0.558               2,094,007
                                                               2001        0.899           0.732               2,048,435
                                                               2000        1.065           0.899                 894,807
                                                               1999        1.000           1.065                 157,286

   Lazard International Stock Portfolio (8/02)                 2004        1.073           1.224                 123,522
                                                               2003        0.846           1.073                  76,847

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        0.666           0.761                 732,906
                                                               2003        0.558           0.666                 740,731
                                                               2002        0.755           0.558                 909,733
                                                               2001        0.988           0.755               1,120,346
                                                               2000        1.061           0.988                 758,310
                                                               1999        1.000           1.061                  16,748

   MFS Emerging Growth Portfolio (11/99)                       2004        0.586           0.652               1,482,656
                                                               2003        0.460           0.586               1,639,604
                                                               2002        0.710           0.460               1,733,737
                                                               2001        1.128           0.710               2,178,828
                                                               2000        1.433           1.128               1,897,890
                                                               1999        1.000           1.433                 266,524

   MFS Value Portfolio (5/04)                                  2004        0.973           1.122                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.217           1.333                  12,705
                                                               2003        1.000           1.217                   1,061

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2004        0.827           0.869               2,370,045
                                                               2003        0.649           0.827               2,463,743
                                                               2002        0.864           0.649               2,441,987
                                                               2001        1.000           0.864               1,916,798

   MFS Total Return Portfolio (11/99)                          2004        1.216           1.337               5,740,656
                                                               2003        1.058           1.216               5,765,761
                                                               2002        1.133           1.058               5,108,223
                                                               2001        1.149           1.133               3,382,902
                                                               2000        0.999           1.149               1,522,221
                                                               1999        1.000           0.999                  99,074

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.983           1.096                  10,501

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.999           0.997               1,239,228
                                                               2003        1.000           0.999                  17,941

   Smith Barney Aggressive Growth Portfolio (11/99)            2004        1.150           1.247               8,349,729
                                                               2003        0.867           1.150               8,530,069
                                                               2002        1.306           0.867               8,140,330
                                                               2001        1.381           1.306               7,173,627
                                                               2000        1.210           1.381               3,423,105
                                                               1999        1.000           1.210                 302,417

   Smith Barney High Income Portfolio (11/99)                  2004        1.049           1.143               1,909,111
                                                               2003        0.834           1.049               1,906,382
                                                               2002        0.874           0.834               1,257,332
                                                               2001        0.921           0.874               1,256,295
                                                               2000        1.016           0.921                 595,882
                                                               1999        1.000           1.016                  67,445

   Smith Barney International All Cap Growth
   Portfolio (11/99)                                           2004        0.567           0.659                 957,103
                                                               2003        0.451           0.567               1,114,429
                                                               2002        0.615           0.451               1,305,001
                                                               2001        0.907           0.615               1,462,248
                                                               2000        1.206           0.907               1,570,420
                                                               1999        1.000           1.206                 153,407

   Smith Barney Large Cap Value Portfolio (11/99)              2004        0.901           0.983               2,344,989
                                                               2003        0.716           0.901               2,519,109
                                                               2002        0.973           0.716               2,651,006
                                                               2001        1.075           0.973               2,587,784
                                                               2000        0.964           1.075               1,111,897
                                                               1999        1.000           0.964                  93,179

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        0.931           0.922               4,779,482
                                                               2003        0.640           0.931               4,986,323
                                                               2002        0.863           0.640               4,867,338
                                                               2001        1.000           0.863               5,072,444
                                                               2000        1.090           1.000               3,224,751
                                                               1999        1.000           1.090                 175,985

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.234           1.344               1,938,516
                                                               2003        0.964           1.234               2,233,467
                                                               2002        1.209           0.964               2,303,022
                                                               2001        1.362           1.209               2,306,739
                                                               2000        1.171           1.362               1,266,016
                                                               1999        1.000           1.171                  49,546

   Smith Barney Money Market Portfolio (11/99)                 2004        1.066           1.060               2,813,069
                                                               2003        1.074           1.066               3,392,033
                                                               2002        1.075           1.074               3,640,831
                                                               2001        1.052           1.075               1,956,266
                                                               2000        1.006           1.052                 922,050
                                                               1999        1.000           1.006                 750,776

   Strategic Equity Portfolio (11/99)                          2004        0.668           0.726               2,426,868
                                                               2003        0.511           0.668               2,656,535
                                                               2002        0.780           0.511               3,272,912
                                                               2001        0.913           0.780               3,852,391
                                                               2000        1.132           0.913               2,951,007
                                                               1999        1.000           1.132                 468,390

   Travelers Managed Income Portfolio (11/99)                  2004        1.199           1.216               2,040,964
                                                               2003        1.121           1.199               2,324,626
                                                               2002        1.113           1.121               2,311,652
                                                               2001        1.057           1.113               2,069,673
                                                               2000        0.994           1.057                 555,087
                                                               1999        1.000           0.994                 150,289

   Van Kampen Enterprise Portfolio (11/99)                     2004        0.645           0.661                 790,636
                                                               2003        0.521           0.645                 824,262
                                                               2002        0.748           0.521                 864,932
                                                               2001        0.963           0.748               1,021,052
                                                               2000        1.145           0.963                 938,728
                                                               1999        1.000           1.145                   3,784

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2004        0.673           0.710               2,862,877
                                                               2003        0.536           0.673               3,368,026
                                                               2002        0.805           0.536               3,542,735
                                                               2001        1.191           0.805               4,206,215
                                                               2000        1.344           1.191               3,409,800
                                                               1999        1.000           1.344                 237,085

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        0.970           1.106                 424,074
                                                               2003        0.693           0.970                 209,065
                                                               2002        0.945           0.693                 146,257
                                                               2001        1.000           0.945                  63,380

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2004        1.023           1.163               1,928,848
                                                               2003        0.808           1.023               1,831,279
                                                               2002        0.905           0.808               1,717,820
                                                               2001        1.047           0.905               2,140,528
                                                               2000        1.138           1.047               1,784,874
                                                               1999        1.000           1.138                 151,914

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2004        1.168           1.436                 526,081
                                                               2003        0.857           1.168                 246,983
                                                               2002        1.000           0.857                  58,437

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.50%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        0.769           0.801                      --
                                                               2003        0.624           0.769                      --
                                                               2002        0.908           0.624                      --
                                                               2001        1.000           0.908                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.025           1.124                     864
                                                               2003        0.787           1.025                     868
                                                               2002        1.000           0.787                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        0.734           0.783                  17,630
                                                               2003        0.604           0.734                  18,349
                                                               2002        0.886           0.604                  18,360
                                                               2001        1.000           0.886                  19,131

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.002           1.120                 181,927
                                                               2003        0.752           1.002                  76,683
                                                               2002        0.894           0.752                  75,028
                                                               2001        1.000           0.894                      --

   Growth Fund - Class 2 Shares (11/99)                        2004        0.875           0.970                 593,038
                                                               2003        0.649           0.875                 268,895
                                                               2002        0.872           0.649                 153,455
                                                               2001        1.000           0.872                  43,592

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.005           1.093                 854,187
                                                               2003        0.771           1.005                 591,132
                                                               2002        0.958           0.771                 412,481
                                                               2001        1.000           0.958                 282,886

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        0.884           0.971                  41,181
                                                               2003        0.654           0.884                  28,472
                                                               2002        0.931           0.654                   8,988
                                                               2001        1.000           0.931                   8,988

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Mutual Shares Securities Fund - Class 2 Shares (6/02)       2004        1.041           1.155                  95,267
                                                               2003        0.844           1.041                  20,308
                                                               2002        1.000           0.844                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.447           1.778                  16,964
                                                               2003        1.000           1.447                   4,464

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        0.935           1.092                  61,429
                                                               2003        0.718           0.935                  26,203
                                                               2002        0.895           0.718                   8,848
                                                               2001        1.000           0.895                   8,848

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2004        1.030           1.177                  17,824
                                                               2003        0.791           1.030                      --
                                                               2002        0.832           0.791                      --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2004        0.936           1.003                 287,355
                                                               2003        0.763           0.936                 202,023
                                                               2002        0.939           0.763                 116,078
                                                               2001        1.000           0.939                 107,026

   Diversified Strategic Income Portfolio (11/99)              2004        1.133           1.191                 120,223
                                                               2003        1.029           1.133                  25,126
                                                               2002        0.996           1.029                   9,724
                                                               2001        1.000           0.996                   5,300

   Equity Index Portfolio - Class II Shares (11/99)            2004        0.878           0.954                  17,871
                                                               2003        0.698           0.878                  14,429
                                                               2002        0.913           0.698                  14,429
                                                               2001        1.000           0.913                  14,429

   Fundamental Value Portfolio (12/99)                         2004        0.970           1.034                 901,250
                                                               2003        0.710           0.970                 720,355
                                                               2002        0.916           0.710                 671,634
                                                               2001        1.000           0.916                 204,782

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        0.739           0.877                 217,020
                                                               2003        0.556           0.739                 223,802
                                                               2002        0.786           0.556                 171,434
                                                               2001        1.000           0.786                  69,922

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.335           1.511                   8,512
                                                               2003        1.000           1.335                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.244           1.380                      --
                                                               2003        1.000           1.244                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.259           1.538                 106,225
                                                               2003        1.000           1.259                  21,310

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.209                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.068           1.207                      --
                                                               2003        1.000           1.068                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.047           1.124                  24,543
                                                               2003        1.000           1.047                  16,532

   Total Return Portfolio - Administrative Class (5/01)        2004        1.159           1.197                 232,053
                                                               2003        1.120           1.159                 146,666
                                                               2002        1.042           1.120                  77,194
                                                               2001        1.000           1.042                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (6/01)    2004        0.735           0.779                      --
                                                               2003        0.565           0.735                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Putnam VT Discovery Growth Fund - Class IB Shares
   (continued)                                                 2002        0.814           0.565                      --
                                                               2001        1.000           0.814                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.922           1.055                  11,446
                                                               2003        0.728           0.922                      --
                                                               2002        0.898           0.728                      --
                                                               2001        1.000           0.898                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.223           1.520                   9,788
                                                               2003        0.829           1.223                   9,041
                                                               2002        1.030           0.829                      --
                                                               2001        1.000           1.030                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        0.952           1.015                 179,686
                                                               2003        0.695           0.952                 166,580
                                                               2002        0.941           0.695                 116,360
                                                               2001        1.000           0.941                   2,440

   Investors Fund - Class I (11/99)                            2004        0.920           1.000                  54,527
                                                               2003        0.705           0.920                  53,797
                                                               2002        0.931           0.705                  10,871
                                                               2001        1.000           0.931                   7,772

   Small Cap Growth Fund - Class I (11/99)                     2004        0.881           0.999                  17,350
                                                               2003        0.601           0.881                  57,663
                                                               2002        0.934           0.601                      --
                                                               2001        1.000           0.934                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        0.798           0.812                   2,441
                                                               2003        0.656           0.798                      --
                                                               2002        0.900           0.656                      --
                                                               2001        1.000           0.900                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        0.869           0.881                      --
                                                               2003        0.657           0.869                      --
                                                               2002        0.911           0.657                      --
                                                               2001        1.000           0.911                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.374           1.443                 575,415
                                                               2003        1.061           1.374                 386,731
                                                               2002        1.000           1.061                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.247           1.290                 703,763
                                                               2003        1.038           1.247                  16,875
                                                               2002        1.000           1.038                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.392           1.512                  17,052
                                                               2003        1.074           1.392                   8,661
                                                               2002        1.000           1.074                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.359           1.429                  85,601
                                                               2003        1.069           1.359                   7,342
                                                               2002        1.000           1.069                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2004        1.027           1.112                  95,925
                                                               2003        0.795           1.027                  41,127
                                                               2002        0.938           0.795                      --
                                                               2001        1.000           0.938                      --

   Large Cap Portfolio (11/99)                                 2004        0.823           0.864                  48,492
                                                               2003        0.670           0.823                  31,951
                                                               2002        0.881           0.670                  14,572
                                                               2001        1.000           0.881                  14,572

   Lazard International Stock Portfolio (8/02)                 2004        1.071           1.221                  15,306
                                                               2003        0.845           1.071                  12,070

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        0.761           0.869                  51,080
                                                               2003        0.637           0.761                  28,327
                                                               2002        0.864           0.637                  28,338
                                                               2001        1.000           0.864                  19,312

   MFS Emerging Growth Portfolio (11/99)                       2004        0.689           0.766                  49,788
                                                               2003        0.542           0.689                  50,505
                                                               2002        0.836           0.542                  50,516
                                                               2001        1.000           0.836                 153,113

   MFS Value Portfolio (5/04)                                  2004        0.973           1.121                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.216           1.331                  38,807
                                                               2003        1.000           1.216                   1,661

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2004        0.844           0.885                  33,843
                                                               2003        0.662           0.844                      --
                                                               2002        0.883           0.662                      --
                                                               2001        1.000           0.883                      --

   MFS Total Return Portfolio (11/99)                          2004        1.044           1.147                 379,696
                                                               2003        0.910           1.044                 209,447
                                                               2002        0.975           0.910                 237,582
                                                               2001        1.000           0.975                   9,192

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.983           1.095                   3,736

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.999           0.996                 138,011
                                                               2003        1.000           0.999                      --

   Smith Barney Aggressive Growth Portfolio (11/99)            2004        0.803           0.870                 717,090
                                                               2003        0.606           0.803                 488,926
                                                               2002        0.913           0.606                 371,106
                                                               2001        1.000           0.913                 182,759

   Smith Barney High Income Portfolio (11/99)                  2004        1.116           1.215                 108,477
                                                               2003        0.889           1.116                  45,864

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Smith Barney High Income Portfolio  (continued)             2002        0.932           0.889                      --
                                                               2001        1.000           0.932                      --

   Smith Barney International All Cap Growth
   Portfolio (11/99)                                           2004        0.761           0.883                      --
                                                               2003        0.606           0.761                      --
                                                               2002        0.828           0.606                      --
                                                               2001        1.000           0.828                      --

   Smith Barney Large Cap Value Portfolio (11/99)              2004        0.838           0.914                  17,876
                                                               2003        0.667           0.838                  17,876
                                                               2002        0.908           0.667                  17,876
                                                               2001        1.000           0.908                  17,876

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        0.995           0.984                 234,157
                                                               2003        0.684           0.995                 114,140
                                                               2002        0.923           0.684                  52,502
                                                               2001        1.000           0.923                  43,609

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        0.946           1.029                  26,557
                                                               2003        0.740           0.946                  24,376
                                                               2002        0.929           0.740                  17,857
                                                               2001        1.000           0.929                  17,857

   Smith Barney Money Market Portfolio (11/99)                 2004        0.996           0.990                  27,330
                                                               2003        1.004           0.996                  47,831
                                                               2002        1.007           1.004                  53,821
                                                               2001        1.000           1.007                  70,113

   Strategic Equity Portfolio (11/99)                          2004        0.727           0.789                  45,959
                                                               2003        0.556           0.727                  45,975
                                                               2002        0.850           0.556                  44,777
                                                               2001        1.000           0.850                  80,728

   Travelers Managed Income Portfolio (11/99)                  2004        1.084           1.098                  77,673
                                                               2003        1.015           1.084                  72,610
                                                               2002        1.008           1.015                 379,957
                                                               2001        1.000           1.008                  13,390

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Van Kampen Enterprise Portfolio (11/99)                     2004        0.795           0.814                   1,758
                                                               2003        0.643           0.795                      --
                                                               2002        0.923           0.643                      --
                                                               2001        1.000           0.923                  10,283

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2004        0.706           0.745                  38,914
                                                               2003        0.563           0.706                  38,020
                                                               2002        0.846           0.563                  33,984
                                                               2001        1.000           0.846                 165,695

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        0.959           1.093                  20,115
                                                               2003        0.686           0.959                  27,453
                                                               2002        0.937           0.686                      --
                                                               2001        1.000           0.937                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2004        1.064           1.209                  97,482
                                                               2003        0.842           1.064                  41,891
                                                               2002        0.943           0.842                   3,134
                                                               2001        1.000           0.943                 128,929

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2004        1.166           1.432                  25,682
                                                               2003        0.856           1.166                  13,063
                                                               2002        1.000           0.856                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        0.748           0.779                 298,359
                                                               2003        0.607           0.748                 473,826
                                                               2002        0.884           0.607                 359,471
                                                               2001        1.000           0.884                  82,267

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.025           1.122                 111,013
                                                               2003        0.787           1.025                  76,133
                                                               2002        1.000           0.787                  27,078

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        0.621           0.663               1,056,112
                                                               2003        0.511           0.621               1,149,526
                                                               2002        0.751           0.511               1,363,047
                                                               2001        0.924           0.751               1,490,271
                                                               2000        1.127           0.924               1,121,509
                                                               1999        1.000           1.127                  99,866

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        0.914           1.022               1,275,142
                                                               2003        0.686           0.914               1,189,877
                                                               2002        0.817           0.686               1,012,199
                                                               2001        0.967           0.817                 979,507
                                                               2000        1.210           0.967                 894,278
                                                               1999        1.000           1.210                  45,911

   Growth Fund - Class 2 Shares (11/99)                        2004        0.969           1.073               3,554,321
                                                               2003        0.719           0.969               3,511,737
                                                               2002        0.967           0.719               3,293,592
                                                               2001        1.200           0.967               2,760,602
                                                               2000        1.167           1.200               2,103,315
                                                               1999        1.000           1.167                 131,798

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.169           1.270               2,607,605
                                                               2003        0.896           1.169               2,496,903
                                                               2002        1.115           0.896               2,302,002
                                                               2001        1.104           1.115               1,629,102

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Growth-Income Fund - Class 2 Shares  (continued)            2000        1.039           1.104                 898,869
                                                               1999        1.000           1.039                 303,426

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        0.790           0.868               1,095,424
                                                               2003        0.585           0.790               1,130,463
                                                               2002        0.833           0.585               1,301,515
                                                               2001        0.998           0.833                 712,665
                                                               2000        1.215           0.998                 613,514
                                                               1999        1.000           1.215                 113,599

   Mutual Shares Securities Fund - Class 2 Shares (6/02)       2004        1.040           1.153                 289,908
                                                               2003        0.844           1.040                 114,927
                                                               2002        1.000           0.844                  10,215

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.446           1.776                  75,339
                                                               2003        1.000           1.446                  45,169

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        0.925           1.079                 597,048
                                                               2003        0.710           0.925                 618,363
                                                               2002        0.886           0.710                 599,032
                                                               2001        1.071           0.886                 644,881
                                                               2000        1.114           1.071                 417,144
                                                               1999        1.000           1.114                  68,217

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2004        1.029           1.176                      --
                                                               2003        0.791           1.029                      --
                                                               2002        0.831           0.791                      --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2004        0.964           1.032               1,794,351
                                                               2003        0.786           0.964               1,795,814
                                                               2002        0.968           0.786               1,216,251
                                                               2001        1.024           0.968                 894,292
                                                               2000        1.044           1.024                 442,561
                                                               1999        1.000           1.044                  38,295

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Diversified Strategic Income Portfolio (11/99)              2004        1.166           1.226                 572,079
                                                               2003        1.060           1.166                 595,399
                                                               2002        1.027           1.060                 494,056
                                                               2001        1.011           1.027                 520,827
                                                               2000        0.999           1.011                 204,937
                                                               1999        1.000           0.999                  15,447

   Equity Index Portfolio - Class II Shares (11/99)            2004        0.790           0.857                 600,275
                                                               2003        0.628           0.790                 687,394
                                                               2002        0.822           0.628                 503,267
                                                               2001        0.952           0.822                 336,668
                                                               2000        1.067           0.952                 212,335
                                                               1999        1.000           1.067                   9,761

   Fundamental Value Portfolio (12/99)                         2004        1.214           1.293               2,035,648
                                                               2003        0.889           1.214               2,047,218
                                                               2002        1.147           0.889               1,802,184
                                                               2001        1.230           1.147               1,333,668
                                                               2000        1.037           1.230                 363,590
                                                               1999        1.000           1.037                   2,903

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        0.376           0.446                 388,869
                                                               2003        0.283           0.376                 691,034
                                                               2002        0.400           0.283                 688,256
                                                               2001        0.673           0.400                 977,403
                                                               2000        1.000           0.673                 393,620

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.334           1.510                   9,917
                                                               2003        1.000           1.334                   3,288

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.243           1.379                 188,850
                                                               2003        1.000           1.243                  79,663

   Mid-Cap Value Portfolio (5/03)                              2004        1.258           1.537                 279,335
                                                               2003        1.000           1.258                  44,004

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.208                  26,210
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.206                  16,785
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.047           1.123                 261,701
                                                               2003        1.000           1.047                  21,011

   Total Return Portfolio - Administrative Class (5/01)        2004        1.168           1.207               2,051,135
                                                               2003        1.130           1.168               2,368,710
                                                               2002        1.052           1.130               2,010,880
                                                               2001        1.000           1.052                 278,487

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (6/01)    2004        0.725           0.768                      --
                                                               2003        0.558           0.725                      --
                                                               2002        0.805           0.558                  22,190
                                                               2001        1.000           0.805                   7,876

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.879           1.005                 161,505
                                                               2003        0.694           0.879                 171,882
                                                               2002        0.856           0.694                 138,439
                                                               2001        1.000           0.856                  48,818

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.289           1.602                 268,729
                                                               2003        0.875           1.289                 321,040
                                                               2002        1.087           0.875                 334,827
                                                               2001        1.000           1.087                 122,374

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.218           1.299                 776,123
                                                               2003        0.890           1.218                 834,515

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   All Cap Fund - Class I  (continued)                         2002        1.206           0.890                 879,355
                                                               2001        1.202           1.206                 481,406
                                                               2000        1.033           1.202                 143,927
                                                               1999        1.000           1.033                   1,992

   Investors Fund - Class I (11/99)                            2004        1.088           1.182                 681,190
                                                               2003        0.835           1.088                 555,621
                                                               2002        1.102           0.835                 524,906
                                                               2001        1.168           1.102                 503,746
                                                               2000        1.029           1.168                 114,196
                                                               1999        1.000           1.029                  28,784

   Small Cap Growth Fund - Class I (11/99)                     2004        1.129           1.280                 156,421
                                                               2003        0.770           1.129                 151,638
                                                               2002        1.198           0.770                 131,224
                                                               2001        1.312           1.198                 127,611
                                                               2000        1.141           1.312                 152,125
                                                               1999        1.000           1.141                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        0.791           0.805                 131,703
                                                               2003        0.650           0.791                 131,894
                                                               2002        0.893           0.650                 156,270
                                                               2001        1.000           0.893                  17,631

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        0.852           0.863                 180,108
                                                               2003        0.644           0.852                 197,660
                                                               2002        0.894           0.644                 208,158
                                                               2001        1.000           0.894                  82,304

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.373           1.442                 374,328
                                                               2003        1.061           1.373                  85,870
                                                               2002        1.000           1.061                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.246           1.289                 273,927
                                                               2003        1.038           1.246                 153,494
                                                               2002        1.000           1.038                   8,043

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.391           1.510                   6,055
                                                               2003        1.074           1.391                   6,060
                                                               2002        1.000           1.074                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.358           1.427                  38,020
                                                               2003        1.069           1.358                  25,286
                                                               2002        1.000           1.069                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2004        1.095           1.185                 569,818
                                                               2003        0.848           1.095                 528,737
                                                               2002        1.001           0.848                 436,367
                                                               2001        1.089           1.001                 331,110
                                                               2000        1.013           1.089                 136,422
                                                               1999        1.000           1.013                      --

   Large Cap Portfolio (11/99)                                 2004        0.681           0.715                 277,766
                                                               2003        0.555           0.681                 279,545
                                                               2002        0.730           0.555                 273,546
                                                               2001        0.897           0.730                 382,761
                                                               2000        1.065           0.897                 278,920
                                                               1999        1.000           1.065                   1,681

   Lazard International Stock Portfolio (8/02)                 2004        1.070           1.219                  21,362
                                                               2003        0.845           1.070                   4,455

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        0.662           0.755                 228,996
                                                               2003        0.555           0.662                 228,040
                                                               2002        0.753           0.555                 231,470
                                                               2001        0.986           0.753                 322,895
                                                               2000        1.061           0.986                 209,499
                                                               1999        1.000           1.061                   5,622

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   MFS Emerging Growth Portfolio (11/99)                       2004        0.583           0.647                 764,768
                                                               2003        0.458           0.583                 943,023
                                                               2002        0.708           0.458                 925,633
                                                               2001        1.126           0.708                 917,344
                                                               2000        1.432           1.126                 572,200
                                                               1999        1.000           1.432                  15,369

   MFS Value Portfolio (5/04)                                  2004        0.973           1.121                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.216           1.330                      --
                                                               2003        1.000           1.216                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2004        0.824           0.864                 115,641
                                                               2003        0.647           0.824                 126,065
                                                               2002        0.863           0.647                 133,039
                                                               2001        1.000           0.863                  69,934

   MFS Total Return Portfolio (11/99)                          2004        1.209           1.326               2,459,645
                                                               2003        1.053           1.209               2,856,766
                                                               2002        1.129           1.053               2,037,079
                                                               2001        1.147           1.129               1,935,839
                                                               2000        0.999           1.147                 850,618
                                                               1999        1.000           0.999                     442

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.983           1.094                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.999           0.995                      --
                                                               2003        1.000           0.999                      --

   Smith Barney Aggressive Growth Portfolio (11/99)            2004        1.143           1.238               2,997,390
                                                               2003        0.863           1.143               3,306,728
                                                               2002        1.302           0.863               3,140,427
                                                               2001        1.378           1.302               2,715,298
                                                               2000        1.209           1.378               1,521,381
                                                               1999        1.000           1.209                 237,187

   Smith Barney High Income Portfolio (11/99)                  2004        1.043           1.134               1,294,866
                                                               2003        0.830           1.043               1,485,267

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Smith Barney High Income Portfolio  (continued)             2002        0.872           0.830               1,089,942
                                                               2001        0.920           0.872               1,070,312
                                                               2000        1.016           0.920                 760,503
                                                               1999        1.000           1.016                 113,822

   Smith Barney International All Cap Growth
   Portfolio (11/99)                                           2004        0.563           0.654                 321,069
                                                               2003        0.449           0.563                 348,478
                                                               2002        0.613           0.449                 434,562
                                                               2001        0.905           0.613                 504,289
                                                               2000        1.206           0.905                 412,850
                                                               1999        1.000           1.206                  31,135

   Smith Barney Large Cap Value Portfolio (11/99)              2004        0.895           0.975               1,245,130
                                                               2003        0.713           0.895               1,322,176
                                                               2002        0.970           0.713               1,435,592
                                                               2001        1.073           0.970               1,408,719
                                                               2000        0.964           1.073                 692,437
                                                               1999        1.000           0.964                 107,886

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        0.925           0.914               2,446,179
                                                               2003        0.637           0.925               2,553,696
                                                               2002        0.860           0.637               2,509,706
                                                               2001        0.998           0.860               2,611,474
                                                               2000        1.090           0.998               1,993,825
                                                               1999        1.000           1.090                 110,096

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.226           1.333                 892,391
                                                               2003        0.960           1.226               1,034,561
                                                               2002        1.205           0.960               1,002,964
                                                               2001        1.360           1.205                 794,981
                                                               2000        1.171           1.360                 602,755
                                                               1999        1.000           1.171                  19,386

   Smith Barney Money Market Portfolio (11/99)                 2004        1.059           1.052                 698,186
                                                               2003        1.069           1.059               1,074,514
                                                               2002        1.072           1.069               2,345,845
                                                               2001        1.050           1.072               2,726,939

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Smith Barney Money Market Portfolio  (continued)            2000        1.005           1.050                 178,779
                                                               1999        1.000           1.005                  50,000

   Strategic Equity Portfolio (11/99)                          2004        0.663           0.720               1,323,337
                                                               2003        0.508           0.663               1,402,850
                                                               2002        0.777           0.508               1,577,020
                                                               2001        0.911           0.777               1,693,080
                                                               2000        1.132           0.911               1,230,540
                                                               1999        1.000           1.132                 108,285

   Travelers Managed Income Portfolio (11/99)                  2004        1.192           1.207                 866,887
                                                               2003        1.116           1.192               1,221,287
                                                               2002        1.109           1.116               2,076,038
                                                               2001        1.056           1.109               3,161,019
                                                               2000        1.000           1.056                 104,706
                                                               2000        0.994           1.000                      --

   Van Kampen Enterprise Portfolio (11/99)                     2004        0.641           0.656                 621,295
                                                               2003        0.519           0.641                 629,942
                                                               2002        0.746           0.519                 707,572
                                                               2001        0.962           0.746                 863,697
                                                               2000        1.144           0.962                 839,108
                                                               1999        1.000           1.144                   3,773

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2004        0.668           0.704               1,137,577
                                                               2003        0.533           0.668               1,166,632
                                                               2002        0.802           0.533               1,338,397
                                                               2001        1.189           0.802               1,351,840
                                                               2000        1.344           1.189                 895,350
                                                               1999        1.000           1.344                 116,490

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        0.966           1.100                  60,942
                                                               2003        0.691           0.966                  63,365
                                                               2002        0.944           0.691                  51,956
                                                               2001        1.000           0.944                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2004        1.017           1.154                 703,402
                                                               2003        0.804           1.017                 543,203
                                                               2002        0.902           0.804                 494,264
                                                               2001        1.045           0.902                 457,948
                                                               2000        1.138           1.045                 243,383
                                                               1999        1.000           1.138                     700

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2004        1.165           1.430                 115,758
                                                               2003        0.856           1.165                  66,472
                                                               2002        1.000           0.856                  27,894

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.60%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        0.767           0.798                  13,599
                                                               2003        0.623           0.767                  13,599
                                                               2002        0.907           0.623                  13,022
                                                               2001        1.000           0.907                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.024           1.121                  17,722
                                                               2003        0.787           1.024                  17,723
                                                               2002        1.000           0.787                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        0.732           0.780                  43,618
                                                               2003        0.603           0.732                  43,618
                                                               2002        0.886           0.603                  43,618
                                                               2001        1.000           0.886                  10,142

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        0.999           1.116                 107,763
                                                               2003        0.750           0.999                 106,944
                                                               2002        0.893           0.750                  97,492
                                                               2001        1.000           0.893                      --

   Growth Fund - Class 2 Shares (11/99)                        2004        0.873           0.966                 322,279
                                                               2003        0.648           0.873                 285,805
                                                               2002        0.872           0.648                 180,760
                                                               2001        1.000           0.872                  66,167

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.003           1.089                 236,280
                                                               2003        0.770           1.003                 236,279
                                                               2002        0.958           0.770                 180,505
                                                               2001        1.000           0.958                  10,234

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        0.882           0.967                  75,109
                                                               2003        0.653           0.882                  75,119
                                                               2002        0.930           0.653                  43,880
                                                               2001        1.000           0.930                   1,505

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Mutual Shares Securities Fund - Class 2 Shares (6/02)       2004        1.039           1.152                  22,649
                                                               2003        0.844           1.039                  18,273
                                                               2002        1.000           0.844                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.446           1.775                      --
                                                               2003        1.000           1.446                      --

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        0.933           1.088                  10,214
                                                               2003        0.717           0.933                  10,221
                                                               2002        0.894           0.717                      --
                                                               2001        1.000           0.894                      --

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2004        1.028           1.174                      --
                                                               2003        0.791           1.028                      --
                                                               2002        0.831           0.791                      --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2004        0.933           0.999                 100,792
                                                               2003        0.761           0.933                  99,884
                                                               2002        0.938           0.761                  68,248
                                                               2001        1.000           0.938                      --

   Diversified Strategic Income Portfolio (11/99)              2004        1.130           1.187                   8,623
                                                               2003        1.027           1.130                   8,632
                                                               2002        0.996           1.027                   2,571
                                                               2001        1.000           0.996                   2,178

   Equity Index Portfolio - Class II Shares (11/99)            2004        0.876           0.951                   3,581
                                                               2003        0.697           0.876                   2,474
                                                               2002        0.912           0.697                      --
                                                               2001        1.000           0.912                      --

   Fundamental Value Portfolio (12/99)                         2004        0.968           1.031                 226,196
                                                               2003        0.709           0.968                 224,915
                                                               2002        0.916           0.709                 212,166
                                                               2001        1.000           0.916                  99,153

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        0.737           0.874                      --
                                                               2003        0.556           0.737                      --
                                                               2002        0.785           0.556                      --
                                                               2001        1.000           0.785                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.334           1.508                      --
                                                               2003        1.000           1.334                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.243           1.378                      --
                                                               2003        1.000           1.243                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.258           1.536                   1,142
                                                               2003        1.000           1.258                   1,147

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.207                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.205                      --
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.046           1.122                      --
                                                               2003        1.000           1.046                      --

   Total Return Portfolio - Administrative Class (5/01)        2004        1.156           1.193                  72,468
                                                               2003        1.118           1.156                  65,570
                                                               2002        1.042           1.118                  23,066
                                                               2001        1.000           1.042                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (6/01)    2004        0.733           0.776                  12,155
                                                               2003        0.564           0.733                  12,155

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Putnam VT Discovery Growth Fund - Class IB Shares
   (continued)                                                 2002        0.814           0.564                  12,155
                                                               2001        1.000           0.814                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.920           1.052                  30,473
                                                               2003        0.727           0.920                  30,477
                                                               2002        0.897           0.727                   2,928
                                                               2001        1.000           0.897                   1,482

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.220           1.515                   2,755
                                                               2003        0.828           1.220                   2,757
                                                               2002        1.029           0.828                   2,760
                                                               2001        1.000           1.029                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        0.949           1.012                  55,930
                                                               2003        0.694           0.949                  55,930
                                                               2002        0.941           0.694                  55,930
                                                               2001        1.000           0.941                  39,375

   Investors Fund - Class I (11/99)                            2004        0.917           0.996                 116,628
                                                               2003        0.704           0.917                 115,705
                                                               2002        0.930           0.704                 105,018
                                                               2001        1.000           0.930                   4,791

   Small Cap Growth Fund - Class I (11/99)                     2004        0.879           0.996                  14,210
                                                               2003        0.600           0.879                  14,228
                                                               2002        0.933           0.600                   8,914
                                                               2001        1.000           0.933                   3,129

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        0.796           0.809                  13,873
                                                               2003        0.655           0.796                  13,873
                                                               2002        0.899           0.655                  13,873
                                                               2001        1.000           0.899                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        0.867           0.878                      --
                                                               2003        0.656           0.867                      --
                                                               2002        0.911           0.656                      --
                                                               2001        1.000           0.911                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.372           1.440                  42,575
                                                               2003        1.061           1.372                  38,332
                                                               2002        1.000           1.061                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.245           1.287                      --
                                                               2003        1.038           1.245                      --
                                                               2002        1.000           1.038                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.390           1.508                      --
                                                               2003        1.074           1.390                      --
                                                               2002        1.000           1.074                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.357           1.425                  23,084
                                                               2003        1.069           1.357                  23,084
                                                               2002        1.000           1.069                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2004        1.025           1.108                  50,242
                                                               2003        0.794           1.025                  50,242
                                                               2002        0.937           0.794                  31,990
                                                               2001        1.000           0.937                      --

   Large Cap Portfolio (11/99)                                 2004        0.821           0.861                  66,825
                                                               2003        0.669           0.821                  34,230
                                                               2002        0.881           0.669                      --
                                                               2001        1.000           0.881                      --

   Lazard International Stock Portfolio (8/02)                 2004        1.069           1.217                      --
                                                               2003        0.844           1.069                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        0.759           0.865                  41,110
                                                               2003        0.636           0.759                  41,110
                                                               2002        0.864           0.636                  41,110
                                                               2001        1.000           0.864                   5,157

   MFS Emerging Growth Portfolio (11/99)                       2004        0.688           0.763                      --
                                                               2003        0.541           0.688                      --
                                                               2002        0.836           0.541                      --
                                                               2001        1.000           0.836                      --

   MFS Value Portfolio (5/04)                                  2004        0.973           1.121                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.215           1.329                      --
                                                               2003        1.000           1.215                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2004        0.842           0.882                      --
                                                               2003        0.661           0.842                      --
                                                               2002        0.883           0.661                      --
                                                               2001        1.000           0.883                      --

   MFS Total Return Portfolio (11/99)                          2004        1.042           1.143                 100,543
                                                               2003        0.908           1.042                 103,218
                                                               2002        0.974           0.908                  67,819
                                                               2001        1.000           0.974                   4,530

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.983           1.094                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.999           0.994                      --
                                                               2003        1.000           0.999                      --

   Smith Barney Aggressive Growth Portfolio (11/99)            2004        0.801           0.867                 246,654
                                                               2003        0.605           0.801                 241,408
                                                               2002        0.913           0.605                 202,828
                                                               2001        1.000           0.913                  72,089

   Smith Barney High Income Portfolio (11/99)                  2004        1.114           1.210                  31,890
                                                               2003        0.887           1.114                  31,104

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Smith Barney High Income Portfolio  (continued)             2002        0.932           0.887                      --
                                                               2001        1.000           0.932                      --

   Smith Barney International All Cap Growth
   Portfolio (11/99)                                           2004        0.759           0.880                      --
                                                               2003        0.605           0.759                      --
                                                               2002        0.827           0.605                      --
                                                               2001        1.000           0.827                      --

   Smith Barney Large Cap Value Portfolio (11/99)              2004        0.836           0.910                  28,354
                                                               2003        0.666           0.836                  28,354
                                                               2002        0.907           0.666                  28,354
                                                               2001        1.000           0.907                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        0.992           0.980                  80,922
                                                               2003        0.683           0.992                  80,075
                                                               2002        0.923           0.683                  50,365
                                                               2001        1.000           0.923                  17,814

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        0.943           1.025                 110,029
                                                               2003        0.739           0.943                 107,357
                                                               2002        0.928           0.739                  88,382
                                                               2001        1.000           0.928                   3,154

   Smith Barney Money Market Portfolio (11/99)                 2004        0.993           0.986                  76,214
                                                               2003        1.003           0.993                  76,215
                                                               2002        1.006           1.003                 107,986
                                                               2001        1.000           1.006                  42,034

   Strategic Equity Portfolio (11/99)                          2004        0.725           0.786                      --
                                                               2003        0.556           0.725                      --
                                                               2002        0.850           0.556                      --
                                                               2001        1.000           0.850                  33,901

   Travelers Managed Income Portfolio (11/99)                  2004        1.081           1.094                  18,670
                                                               2003        1.013           1.081                  18,683
                                                               2002        1.007           1.013                      --
                                                               2001        1.000           1.007                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Van Kampen Enterprise Portfolio (11/99)                     2004        0.793           0.811                      --
                                                               2003        0.642           0.793                      --
                                                               2002        0.923           0.642                      --
                                                               2001        1.000           0.923                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2004        0.704           0.742                  56,189
                                                               2003        0.562           0.704                  58,238
                                                               2002        0.846           0.562                  60,634
                                                               2001        1.000           0.846                  41,025

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        0.957           1.089                  23,540
                                                               2003        0.685           0.957                  22,095
                                                               2002        0.936           0.685                   3,458
                                                               2001        1.000           0.936                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2004        1.061           1.205                  13,658
                                                               2003        0.840           1.061                  13,658
                                                               2002        0.943           0.840                  13,658
                                                               2001        1.000           0.943                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2004        1.164           1.428                  11,743
                                                               2003        0.856           1.164                  10,595
                                                               2002        1.000           0.856                   4,102

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.80%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.247           1.362                 191,790
                                                               2003        0.960           1.247                 121,107

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.148           1.222                  57,483
                                                               2003        0.948           1.148                  62,953

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.308           1.458                 908,508
                                                               2003        0.984           1.308                 383,912

   Growth Fund - Class 2 Shares (11/99)                        2004        1.291           1.426               3,582,448
                                                               2003        0.961           1.291               1,793,446

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.263           1.370               4,229,398
                                                               2003        0.971           1.263               2,198,088

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        1.306           1.430                 735,045
                                                               2003        0.969           1.306                 359,119

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.222           1.352               1,382,507
                                                               2003        0.994           1.222                 708,807

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.444           1.769                 151,001
                                                               2003        1.000           1.444                  35,449

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.284           1.495                 919,386
                                                               2003        0.989           1.284                 455,252

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2004        1.267           1.444                  56,273
                                                               2003        0.977           1.267                      --
                                                               2002        1.000           0.977                      --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2004        1.195           1.277               2,070,972
                                                               2003        0.977           1.195               1,334,981

   Diversified Strategic Income Portfolio (11/99)              2004        1.109           1.162               1,466,712
                                                               2003        1.010           1.109                 471,173

   Equity Index Portfolio - Class II Shares (11/99)            2004        1.213           1.314                 823,098
                                                               2003        0.967           1.213                 656,853

   Fundamental Value Portfolio (12/99)                         2004        1.315           1.398               1,748,477
                                                               2003        0.966           1.315                 729,529

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.301           1.540                  91,311
                                                               2003        0.983           1.301                  46,880

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.332           1.503                 123,836
                                                               2003        1.000           1.332                  34,796

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.241           1.373                 350,674
                                                               2003        1.000           1.241                  99,878

   Mid-Cap Value Portfolio (5/03)                              2004        1.256           1.531                 531,677
                                                               2003        1.000           1.256                 241,209

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.205                  16,661
                                                               2003        1.000           1.074                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.203                  67,521
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.045           1.118               1,059,453
                                                               2003        1.000           1.045                 468,570

   Total Return Portfolio - Administrative Class (5/01)        2004        1.044           1.075               4,003,506
                                                               2003        1.012           1.044               2,297,428

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.255           1.433                 146,305
                                                               2003        0.994           1.255                 135,327

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.436           1.780                 265,027
                                                               2003        0.977           1.436                 128,328

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.311           1.395                 483,449
                                                               2003        0.960           1.311                 104,794

   Investors Fund - Class I (11/99)                            2004        1.246           1.351               1,033,845
                                                               2003        0.959           1.246                 604,358

   Small Cap Growth Fund - Class I (11/99)                     2004        1.418           1.604                 375,905
                                                               2003        0.970           1.418                 134,020

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.168           1.186                 185,955
                                                               2003        0.963           1.168                  41,999

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.266           1.279                 146,486
                                                               2003        0.960           1.266                  85,206

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.251           1.311              12,142,327
                                                               2003        0.969           1.251               5,104,421
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.173           1.210               8,732,766
                                                               2003        0.980           1.173               2,620,742
                                                               2002        1.000           0.980                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.244           1.347               2,204,915
                                                               2003        0.963           1.244                 937,751
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.218           1.277               1,383,105
                                                               2003        0.962           1.218               1,038,728
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2004        1.235           1.333                 697,678
                                                               2003        0.958           1.235                 420,300

   Large Cap Portfolio (11/99)                                 2004        1.184           1.238                 107,747
                                                               2003        0.967           1.184                  13,039

   Lazard International Stock Portfolio (8/02)                 2004        1.265           1.438                 269,110
                                                               2003        1.001           1.265                 118,417

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.158           1.318                   6,559
                                                               2003        0.973           1.158                      --

   MFS Emerging Growth Portfolio (11/99)                       2004        1.232           1.364                  30,289
                                                               2003        0.971           1.232                   3,309

   MFS Value Portfolio (5/04)                                  2004        0.972           1.119                  33,798

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Fund Portfolio (5/03)                               2004        1.214           1.325                 233,449
                                                               2003        1.000           1.214                  48,343

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2004        1.228           1.285                  67,248
                                                               2003        0.967           1.228                  12,960

   MFS Total Return Portfolio (11/99)                          2004        1.128           1.235               2,697,138
                                                               2003        0.986           1.128               1,750,171

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.983           1.093                  26,810

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.992                 644,827
                                                               2003        1.000           0.998                   5,223

   Smith Barney Aggressive Growth Portfolio (11/99)            2004        1.256           1.357               3,283,811
                                                               2003        0.951           1.256               1,755,981

   Smith Barney High Income Portfolio (11/99)                  2004        1.262           1.369               1,662,110
                                                               2003        1.007           1.262                 908,907

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.371           1.352                 946,838
                                                               2003        0.946           1.371               1,093,263

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.245           1.350               1,033,509
                                                               2003        0.977           1.245                 501,371

   Smith Barney Money Market Portfolio (11/99)                 2004        0.988           0.979                 336,172
                                                               2003        1.000           0.988                 690,701

   Strategic Equity Portfolio (11/99)                          2004        1.262           1.366                 192,631
                                                               2003        0.970           1.262                 127,144

   Travelers Managed Income Portfolio (11/99)                  2004        1.080           1.091               1,289,692
                                                               2003        1.014           1.080                 790,555

   Van Kampen Enterprise Portfolio (11/99)                     2004        1.192           1.216                  69,397
                                                               2003        0.966           1.192                  40,559

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2004        1.200           1.262                 186,218
                                                               2003        0.960           1.200                 127,413

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.359           1.543                 379,908
                                                               2003        0.975           1.359                 631,718

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2004        1.250           1.416                 289,961
                                                               2003        0.992           1.250                 168,572

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2004        1.339           1.640               1,256,137
                                                               2003        0.986           1.339                 815,759

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.019           1.113               1,187,584
                                                               2003        0.786           1.019               1,180,761

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        0.973           1.034                 458,633
                                                               2003        0.803           0.973                 483,364

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.322           1.473               1,965,953
                                                               2003        0.995           1.322               1,577,762

   Growth Fund - Class 2 Shares (11/99)                        2004        1.233           1.362               7,498,271
                                                               2003        0.918           1.233               6,289,036

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.191           1.291               7,869,519
                                                               2003        0.916           1.191               6,886,746

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        1.158           1.267                 909,411
                                                               2003        0.859           1.158                 907,594

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.035           1.144               1,999,529
                                                               2003        0.842           1.035               1,608,369

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.444           1.767                 538,483
                                                               2003        1.000           1.444                  73,437

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.177           1.369               1,963,706
                                                               2003        0.907           1.177               1,293,188

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2004        1.024           1.166                 662,918
                                                               2003        0.789           1.024                 314,762
                                                               2002        0.831           0.789                 130,925

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2004        1.125           1.202               3,204,167
                                                               2003        0.920           1.125               3,133,227

   Diversified Strategic Income Portfolio (11/99)              2004        1.142           1.197               1,817,440
                                                               2003        1.041           1.142               1,747,167

   Equity Index Portfolio - Class II Shares (11/99)            2004        1.091           1.180               2,117,905
                                                               2003        0.870           1.091               2,036,010

   Fundamental Value Portfolio (12/99)                         2004        1.233           1.310               5,355,555
                                                               2003        0.906           1.233               4,860,962

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.081           1.279                 158,448
                                                               2003        0.817           1.081                 160,435

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.332           1.502                 247,135
                                                               2003        1.000           1.332                  80,414

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.241           1.372                 374,495
                                                               2003        1.000           1.241                 244,664

   Mid-Cap Value Portfolio (5/03)                              2004        1.256           1.529                 710,264
                                                               2003        1.000           1.256                 316,447

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.204                  34,482
                                                               2003        1.000           1.074                   5,122

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.202                  26,373
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.045           1.117               2,231,285
                                                               2003        1.000           1.045               1,039,141

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.107           1.140              14,158,270
                                                               2003        1.074           1.107              14,489,686

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.160           1.323                 516,700
                                                               2003        0.919           1.160                 603,425

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.439           1.783               1,134,138
                                                               2003        0.980           1.439               1,081,087

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.132           1.204               3,132,904
                                                               2003        0.829           1.132               2,830,329

   Investors Fund - Class I (11/99)                            2004        1.112           1.205               1,380,340
                                                               2003        0.856           1.112                 997,741

   Small Cap Growth Fund - Class I (11/99)                     2004        1.176           1.329               1,076,083
                                                               2003        0.805           1.176               1,094,670

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        0.993           1.008                 282,385
                                                               2003        0.819           0.993                 237,783

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.135           1.146                 819,997
                                                               2003        0.861           1.135                 822,579

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.368           1.432               6,521,502
                                                               2003        1.060           1.368               5,312,500
                                                               2002        1.000           1.060                 964,512

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.242           1.280               6,827,909
                                                               2003        1.037           1.242               5,886,565
                                                               2002        1.000           1.037                 849,098

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.386           1.500               2,421,419
                                                               2003        1.073           1.386                 374,914
                                                               2002        1.000           1.073                  74,562

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.353           1.417                 491,432
                                                               2003        1.068           1.353                 261,444
                                                               2002        1.000           1.068                  54,967

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2004        1.229           1.326               2,433,328
                                                               2003        0.955           1.229               1,969,032

   Large Cap Portfolio (11/99)                                 2004        1.055           1.103                 915,748
                                                               2003        0.862           1.055                 794,841

   Lazard International Stock Portfolio (8/02)                 2004        1.064           1.209                 404,686
                                                               2003        0.843           1.064                 261,140

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.006           1.145                 273,915
                                                               2003        0.846           1.006                 172,694

   MFS Emerging Growth Portfolio (11/99)                       2004        0.997           1.104                 424,267
                                                               2003        0.787           0.997                 275,657

   MFS Value Portfolio (5/04)                                  2004        0.972           1.119                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.213           1.324                  30,145
                                                               2003        1.000           1.213                  22,941

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2004        1.144           1.196                 595,498
                                                               2003        0.901           1.144                 327,479

   MFS Total Return Portfolio (11/99)                          2004        1.150           1.258              10,625,367
                                                               2003        1.005           1.150               9,375,765

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.983           1.092                   7,354

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.991                 429,944
                                                               2003        1.000           0.998                 109,660

   Smith Barney Aggressive Growth Portfolio (11/99)            2004        1.059           1.143               6,336,022
                                                               2003        0.802           1.059               6,029,951

   Smith Barney High Income Portfolio (11/99)                  2004        1.234           1.337               2,626,527
                                                               2003        0.985           1.234               2,202,057

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.264           1.245               1,826,099
                                                               2003        0.872           1.264               2,146,063

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.247           1.352               1,428,209
                                                               2003        0.979           1.247               1,440,600

   Smith Barney Money Market Portfolio (11/99)                 2004        0.983           0.973               2,990,206
                                                               2003        0.995           0.983               7,405,805

   Strategic Equity Portfolio (11/99)                          2004        0.974           1.054                 840,779
                                                               2003        0.749           0.974                 875,861

   Travelers Managed Income Portfolio (11/99)                  2004        1.047           1.057               3,414,689
                                                               2003        0.984           1.047               4,096,730

   Van Kampen Enterprise Portfolio (11/99)                     2004        1.021           1.041                 216,807
                                                               2003        0.828           1.021                  65,519

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2004        0.940           0.987                 331,269
                                                               2003        0.752           0.940                 350,888

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.236           1.403                 853,139
                                                               2003        0.887           1.236                 793,268

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2004        1.254           1.419                 871,719
                                                               2003        0.995           1.254                 733,222

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2004        1.159           1.418               1,933,959
                                                               2003        0.854           1.159               1,521,044

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.245           1.359                  48,842
                                                               2003        0.960           1.245                  17,824

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.147           1.220                      --
                                                               2003        0.948           1.147                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.307           1.455                 217,768
                                                               2003        0.984           1.307                  43,010

   Growth Fund - Class 2 Shares (11/99)                        2004        1.289           1.423                 961,541
                                                               2003        0.961           1.289                 185,151

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.262           1.367               1,067,737
                                                               2003        0.971           1.262                 203,537

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        1.305           1.427                 164,059
                                                               2003        0.969           1.305                  46,073

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.221           1.349                 277,073
                                                               2003        0.994           1.221                  30,032

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.443           1.766                  46,128
                                                               2003        1.000           1.443                   2,519

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.283           1.492                 112,968
                                                               2003        0.989           1.283                  26,793

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2004        1.266           1.441                   3,840
                                                               2003        0.977           1.266                      --
                                                               2002        1.000           0.977                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2004        1.194           1.274                 570,838
                                                               2003        0.977           1.194                 261,139

   Diversified Strategic Income Portfolio (11/99)              2004        1.108           1.160                 334,187
                                                               2003        1.010           1.108                  54,869

   Equity Index Portfolio - Class II Shares (11/99)            2004        1.212           1.311                 341,652
                                                               2003        0.967           1.212                 332,454

   Fundamental Value Portfolio (12/99)                         2004        1.314           1.395                 454,318
                                                               2003        0.966           1.314                  85,334

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.300           1.536                  13,078
                                                               2003        0.983           1.300                  13,120

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.331           1.501                  41,794
                                                               2003        1.000           1.331                   5,427

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.240           1.371                 110,691
                                                               2003        1.000           1.240                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.255           1.528                  57,489
                                                               2003        1.000           1.255                   1,278

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.203                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.201                  13,437
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.044           1.116                 277,755
                                                               2003        1.000           1.044                  23,588

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.043           1.073                 952,336
                                                               2003        1.012           1.043                 127,154

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.254           1.430                      --
                                                               2003        0.994           1.254                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.434           1.776                  46,804
                                                               2003        0.977           1.434                   3,685

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.310           1.392                  53,860
                                                               2003        0.960           1.310                      --

   Investors Fund - Class I (11/99)                            2004        1.245           1.348                 121,149
                                                               2003        0.959           1.245                   2,766

   Small Cap Growth Fund - Class I (11/99)                     2004        1.417           1.600                  20,154
                                                               2003        0.970           1.417                   5,028

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.167           1.184                  38,953
                                                               2003        0.963           1.167                  26,151

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.265           1.277                   6,190
                                                               2003        0.960           1.265                   6,191

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.250           1.308               3,129,033
                                                               2003        0.969           1.250                 349,220
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.172           1.207               1,168,257
                                                               2003        0.979           1.172                 420,318
                                                               2002        1.000           0.979                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.243           1.344                 617,175
                                                               2003        0.963           1.243                 234,892
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.217           1.275                 525,496
                                                               2003        0.962           1.217                  85,326
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2004        1.234           1.330                 155,661
                                                               2003        0.958           1.234                  61,717

   Large Cap Portfolio (11/99)                                 2004        1.182           1.236                  15,542
                                                               2003        0.967           1.182                  13,798

   Lazard International Stock Portfolio (8/02)                 2004        1.263           1.435                 132,646
                                                               2003        1.001           1.263                  49,246

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.157           1.316                      --
                                                               2003        0.973           1.157                      --

   MFS Emerging Growth Portfolio (11/99)                       2004        1.231           1.361                  15,838
                                                               2003        0.971           1.231                      --

   MFS Value Portfolio (5/04)                                  2004        0.972           1.118                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.213           1.322                  39,313
                                                               2003        1.000           1.213                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2004        1.227           1.282                  19,245
                                                               2003        0.967           1.227                   8,288

   MFS Total Return Portfolio (11/99)                          2004        1.127           1.233                 931,876
                                                               2003        0.986           1.127                 384,579

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.983           1.092                  20,981

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.990                  65,836
                                                               2003        1.000           0.998                  21,033

   Smith Barney Aggressive Growth Portfolio (11/99)            2004        1.255           1.354               1,291,834
                                                               2003        0.951           1.255                 428,338

   Smith Barney High Income Portfolio (11/99)                  2004        1.260           1.366                 271,125
                                                               2003        1.007           1.260                  90,723

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.370           1.349                 280,610
                                                               2003        0.946           1.370                  26,255

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.244           1.347                 184,684
                                                               2003        0.977           1.244                  21,360

   Smith Barney Money Market Portfolio (11/99)                 2004        0.987           0.977                 583,268
                                                               2003        1.000           0.987                  21,211

   Strategic Equity Portfolio (11/99)                          2004        1.261           1.364                 183,914
                                                               2003        0.969           1.261                   8,052

   Travelers Managed Income Portfolio (11/99)                  2004        1.079           1.089                 345,753
                                                               2003        1.014           1.079                      --

   Van Kampen Enterprise Portfolio (11/99)                     2004        1.191           1.214                      --
                                                               2003        0.966           1.191                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2004        1.199           1.259                  43,190
                                                               2003        0.960           1.199                   4,866

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.358           1.540                  41,271
                                                               2003        0.975           1.358                  29,774

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2004        1.249           1.413                  42,482
                                                               2003        0.992           1.249                  15,585

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2004        1.338           1.636                 281,376
                                                               2003        0.986           1.338                  18,971

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.245           1.358                  30,325
                                                               2003        0.960           1.245                  17,243

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.147           1.218                   8,961
                                                               2003        0.948           1.147                   4,728

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.306           1.454                   8,292
                                                               2003        0.984           1.306                      --

   Growth Fund - Class 2 Shares (11/99)                        2004        1.289           1.422                 310,343
                                                               2003        0.961           1.289                 233,269

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.261           1.365                 612,287
                                                               2003        0.971           1.261                 359,401

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        1.304           1.425                  29,310
                                                               2003        0.969           1.304                  47,809

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.220           1.348                      --
                                                               2003        0.994           1.220                  37,934

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.443           1.764                  14,602
                                                               2003        1.000           1.443                      --

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.282           1.490                  47,231
                                                               2003        0.989           1.282                  45,162

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2004        1.265           1.440                  11,908
                                                               2003        0.976           1.265                      --
                                                               2002        1.000           0.976                      --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2004        1.193           1.273                 391,819
                                                               2003        0.977           1.193                 388,958

   Diversified Strategic Income Portfolio (11/99)              2004        1.107           1.159                 150,453
                                                               2003        1.010           1.107                 110,657

   Equity Index Portfolio - Class II Shares (11/99)            2004        1.211           1.310                 105,163
                                                               2003        0.967           1.211                 105,766

   Fundamental Value Portfolio (12/99)                         2004        1.313           1.394                  24,903
                                                               2003        0.966           1.313                  21,353

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.299           1.535                      --
                                                               2003        0.983           1.299                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.331           1.500                  24,726
                                                               2003        1.000           1.331                  21,288

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.240           1.370                      --
                                                               2003        1.000           1.240                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.255           1.527                  29,800
                                                               2003        1.000           1.255                  29,801

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.203                      --
                                                               2003        1.000           1.074                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.201                      --
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.044           1.115                  60,291
                                                               2003        1.000           1.044                  57,878

   Total Return Portfolio - Administrative Class (5/01)        2004        1.042           1.072                 179,966
                                                               2003        1.012           1.042                 151,979

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.253           1.428                  72,597
                                                               2003        0.994           1.253                  72,597

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.433           1.774                   8,360
                                                               2003        0.977           1.433                   8,360

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.309           1.390                  39,816
                                                               2003        0.960           1.309                  40,379

   Investors Fund - Class I (11/99)                            2004        1.244           1.347                   6,109
                                                               2003        0.959           1.244                   3,053

   Small Cap Growth Fund - Class I (11/99)                     2004        1.416           1.599                      --
                                                               2003        0.970           1.416                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.166           1.182                  12,194
                                                               2003        0.963           1.166                   8,935

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.264           1.275                      --
                                                               2003        0.960           1.264                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.249           1.307                 170,926
                                                               2003        0.969           1.249                 412,874
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.171           1.206               1,869,909
                                                               2003        0.979           1.171               1,453,485
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.242           1.343                 100,626
                                                               2003        0.963           1.242                 100,626
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.216           1.274                  61,261
                                                               2003        0.962           1.216                  98,943
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2004        1.233           1.329                  79,753
                                                               2003        0.958           1.233                  75,794

   Large Cap Portfolio (11/99)                                 2004        1.182           1.235                      --
                                                               2003        0.967           1.182                      --

   Lazard International Stock Portfolio (8/02)                 2004        1.263           1.433                  70,505
                                                               2003        1.001           1.263                  67,375

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.156           1.314                      --
                                                               2003        0.973           1.156                      --

   MFS Emerging Growth Portfolio (11/99)                       2004        1.230           1.360                      --
                                                               2003        0.971           1.230                      --

   MFS Value Portfolio (5/04)                                  2004        0.972           1.118                  22,795

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Fund Portfolio (5/03)                               2004        1.212           1.321                   5,930
                                                               2003        1.000           1.212                   6,531

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2004        1.226           1.281                  20,979
                                                               2003        0.967           1.226                  20,979

   MFS Total Return Portfolio (11/99)                          2004        1.127           1.231                 143,268
                                                               2003        0.986           1.127                 291,870

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.983           1.092                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.990                      --
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (11/99)            2004        1.254           1.353                 120,515
                                                               2003        0.951           1.254                  84,794

   Smith Barney High Income Portfolio (11/99)                  2004        1.260           1.365                  72,378
                                                               2003        1.007           1.260                  79,359

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.369           1.348                 111,962
                                                               2003        0.946           1.369                 105,885

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.243           1.346                  51,994
                                                               2003        0.977           1.243                  49,273

   Smith Barney Money Market Portfolio (11/99)                 2004        0.987           0.976                  91,329
                                                               2003        1.000           0.987                  91,329

   Strategic Equity Portfolio (11/99)                          2004        1.260           1.362                   8,608
                                                               2003        0.969           1.260                   8,608

   Travelers Managed Income Portfolio (11/99)                  2004        1.078           1.088                 349,895
                                                               2003        1.014           1.078                 275,876

   Van Kampen Enterprise Portfolio (11/99)                     2004        1.190           1.212                      --
                                                               2003        0.966           1.190                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2004        1.198           1.258                   9,019
                                                               2003        0.959           1.198                   5,118

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.357           1.538                  24,165
                                                               2003        0.974           1.357                  24,165

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2004        1.248           1.412                  18,606
                                                               2003        0.992           1.248                  18,611

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2004        1.337           1.635                  22,724
                                                               2003        0.986           1.337                  21,215

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.00%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.244           1.356                   2,863
                                                               2003        0.960           1.244                   2,259
                                                               2002        1.000           0.960                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.146           1.217                      --
                                                               2003        0.948           1.146                      --
                                                               2002        1.000           0.948                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.305           1.452                  26,165
                                                               2003        0.984           1.305                  19,446
                                                               2002        1.000           0.984                      --

   Growth Fund - Class 2 Shares (11/99)                        2004        1.288           1.420                  61,511
                                                               2003        0.961           1.288                  44,303
                                                               2002        1.000           0.961                      --

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.261           1.364                  83,688
                                                               2003        0.971           1.261                  44,174
                                                               2002        1.000           0.971                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        1.303           1.424                   8,794
                                                               2003        0.969           1.303                  12,822
                                                               2002        1.000           0.969                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.220           1.347                      --
                                                               2003        0.994           1.220                  13,197
                                                               2002        1.000           0.994                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.442           1.763                      --
                                                               2003        1.000           1.442                  10,805

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.281           1.489                  29,138
                                                               2003        0.989           1.281                  42,256
                                                               2002        1.000           0.989                      --

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2004        1.265           1.438                   3,214
                                                               2003        0.976           1.265                      --
                                                               2002        1.000           0.976                      --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2004        1.193           1.272                  11,841
                                                               2003        0.977           1.193                      --
                                                               2002        1.000           0.977                      --

   Diversified Strategic Income Portfolio (11/99)              2004        1.106           1.158                      --
                                                               2003        1.010           1.106                      --
                                                               2002        1.000           1.010                      --

   Equity Index Portfolio - Class II Shares (11/99)            2004        1.211           1.308                   1,326
                                                               2003        0.967           1.211                      --
                                                               2002        1.000           0.967                      --

   Fundamental Value Portfolio (12/99)                         2004        1.312           1.392                   9,242
                                                               2003        0.966           1.312                      --
                                                               2002        1.000           0.966                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.298           1.533                      --
                                                               2003        0.983           1.298                      --
                                                               2002        1.000           0.983                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.330           1.498                   3,083
                                                               2003        1.018           1.330                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.239           1.369                  17,462
                                                               2003        1.021           1.239                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Mid-Cap Value Portfolio (5/03)                              2004        1.255           1.525                  12,982
                                                               2003        1.012           1.255                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.202                      --
                                                               2003        0.996           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.200                      --
                                                               2003        1.016           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.044           1.114                   5,900
                                                               2003        1.002           1.044                   5,270

   Total Return Portfolio - Administrative Class (5/01)        2004        1.042           1.071                  17,777
                                                               2003        1.012           1.042                  77,212
                                                               2002        1.000           1.012                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.253           1.427                      --
                                                               2003        0.994           1.253                      --
                                                               2002        1.000           0.994                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.433           1.773                  27,512
                                                               2003        0.977           1.433                  19,985
                                                               2002        1.000           0.977                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.308           1.389                   2,252
                                                               2003        0.960           1.308                   2,252
                                                               2002        1.000           0.960                      --

   Investors Fund - Class I (11/99)                            2004        1.243           1.345                      --
                                                               2003        0.958           1.243                      --
                                                               2002        1.000           0.958                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Small Cap Growth Fund - Class I (11/99)                     2004        1.415           1.597                     294
                                                               2003        0.970           1.415                      --
                                                               2002        1.000           0.970                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.166           1.181                      --
                                                               2003        0.963           1.166                      --
                                                               2002        1.000           0.963                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.263           1.274                      --
                                                               2003        0.960           1.263                      --
                                                               2002        1.000           0.960                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.249           1.305                  90,528
                                                               2003        0.969           1.249                  55,634
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.171           1.205                 152,364
                                                               2003        0.979           1.171                      --
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.241           1.341                  66,075
                                                               2003        0.963           1.241                  69,345
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.216           1.272                  88,545
                                                               2003        0.962           1.216                  88,545
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2004        1.232           1.327                  63,717
                                                               2003        0.958           1.232                  48,026
                                                               2002        1.000           0.958                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Large Cap Portfolio (11/99)                                 2004        1.181           1.233                      --
                                                               2003        0.967           1.181                      --
                                                               2002        1.000           0.967                      --

   Lazard International Stock Portfolio (8/02)                 2004        1.262           1.432                   6,415
                                                               2003        1.001           1.262                   6,515
                                                               2002        1.000           1.001                      --

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.156           1.313                      --
                                                               2003        0.973           1.156                      --
                                                               2002        1.000           0.973                      --

   MFS Emerging Growth Portfolio (11/99)                       2004        1.229           1.358                     637
                                                               2003        0.971           1.229                      --
                                                               2002        1.000           0.971                      --

   MFS Value Portfolio (5/04)                                  2004        0.972           1.118                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.212           1.320                      --
                                                               2003        1.022           1.212                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2004        1.226           1.279                   5,199
                                                               2003        0.967           1.226                      --
                                                               2002        1.000           0.967                      --

   MFS Total Return Portfolio (11/99)                          2004        1.126           1.230                  79,465
                                                               2003        0.986           1.126                  42,779
                                                               2002        1.000           0.986                      --

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.983           1.091                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.989                   6,368
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (11/99)            2004        1.254           1.351                  19,569
                                                               2003        0.951           1.254                      --
                                                               2002        1.000           0.951                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Smith Barney High Income Portfolio (11/99)                  2004        1.259           1.363                   3,212
                                                               2003        1.007           1.259                      --
                                                               2002        1.000           1.007                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.369           1.346                   3,198
                                                               2003        0.946           1.369                      --
                                                               2002        1.000           0.946                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.242           1.345                  35,115
                                                               2003        0.977           1.242                  43,154
                                                               2002        1.000           0.977                      --

   Smith Barney Money Market Portfolio (11/99)                 2004        0.986           0.975                  12,874
                                                               2003        1.000           0.986                      --
                                                               2002        1.000           1.000                      --

   Strategic Equity Portfolio (11/99)                          2004        1.260           1.361                  22,637
                                                               2003        0.969           1.260                  22,642
                                                               2002        1.000           0.969                      --

   Travelers Managed Income Portfolio (11/99)                  2004        1.078           1.087                   5,947
                                                               2003        1.014           1.078                      --
                                                               2002        1.000           1.014                      --

   Van Kampen Enterprise Portfolio (11/99)                     2004        1.190           1.211                      --
                                                               2003        0.966           1.190                      --
                                                               2002        1.000           0.966                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2004        1.198           1.257                      --
                                                               2003        0.959           1.198                      --
                                                               2002        1.000           0.959                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.356           1.537                  27,733
                                                               2003        0.974           1.356                  27,696
                                                               2002        1.000           0.974                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2004        1.247           1.410                   4,963
                                                               2003        0.991           1.247                  18,902
                                                               2002        1.000           0.991                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2004        1.336           1.633                  43,882
                                                               2003        0.986           1.336                  29,069
                                                               2002        1.000           0.986                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.016           1.107                 193,936
                                                               2003        0.785           1.016                 182,023

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        0.968           1.028                 372,515
                                                               2003        0.801           0.968                 394,719

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.316           1.463               1,024,798
                                                               2003        0.993           1.316               1,046,278

   Growth Fund - Class 2 Shares (11/99)                        2004        1.227           1.353               3,308,359
                                                               2003        0.916           1.227               2,615,035

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.186           1.282               4,515,478
                                                               2003        0.914           1.186               4,287,113

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        1.153           1.259                 171,589
                                                               2003        0.857           1.153                 155,747

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.031           1.138                 486,766
                                                               2003        0.841           1.031                 406,480

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.442           1.761                  34,887
                                                               2003        1.000           1.442                  22,887

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.172           1.361                 886,919
                                                               2003        0.904           1.172                 503,783

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2004        1.020           1.160                  70,887
                                                               2003        0.788           1.020                  27,006
                                                               2002        0.830           0.788                  17,719

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2004        1.120           1.194               1,589,270
                                                               2003        0.918           1.120               1,269,264

   Diversified Strategic Income Portfolio (11/99)              2004        1.137           1.189                 677,014
                                                               2003        1.039           1.137                 641,867

   Equity Index Portfolio - Class II Shares (11/99)            2004        1.086           1.173                 474,749
                                                               2003        0.867           1.086                 389,159

   Fundamental Value Portfolio (12/99)                         2004        1.227           1.301               1,688,943
                                                               2003        0.904           1.227               1,862,138

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.076           1.270                  40,908
                                                               2003        0.815           1.076                  41,944

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.330           1.497                   6,366
                                                               2003        1.000           1.330                   4,618

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.239           1.368               1,022,255
                                                               2003        1.000           1.239                 136,043

   Mid-Cap Value Portfolio (5/03)                              2004        1.254           1.524                 681,732
                                                               2003        1.000           1.254                 241,207

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.201                  44,617
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.199                  14,965
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.043           1.113                 366,107
                                                               2003        1.000           1.043                 162,740

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.102           1.132               5,138,114
                                                               2003        1.071           1.102               5,603,583

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.155           1.315                 245,992
                                                               2003        0.917           1.155                 262,993

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.433           1.771                 400,281
                                                               2003        0.977           1.433                 407,261

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.127           1.196                 840,635
                                                               2003        0.827           1.127                 867,910

   Investors Fund - Class I (11/99)                            2004        1.107           1.197                 545,432
                                                               2003        0.854           1.107                 636,125

   Small Cap Growth Fund - Class I (11/99)                     2004        1.171           1.320                 249,354
                                                               2003        0.802           1.171                 295,575

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        0.989           1.001                 109,047
                                                               2003        0.817           0.989                 111,489

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.130           1.139                 110,268
                                                               2003        0.859           1.130                  94,650

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.365           1.426               1,369,104
                                                               2003        1.060           1.365               1,487,421
                                                               2002        1.000           1.060                 156,519

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.238           1.274               1,507,174
                                                               2003        1.037           1.238               1,222,514
                                                               2002        1.000           1.037                 220,092

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.382           1.493                 313,379
                                                               2003        1.073           1.382                 269,336
                                                               2002        1.000           1.073                 155,053

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.349           1.411                 102,417
                                                               2003        1.068           1.349                  54,230
                                                               2002        1.000           1.068                  13,418

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2004        1.224           1.317                 611,967
                                                               2003        0.952           1.224                 607,249

   Large Cap Portfolio (11/99)                                 2004        1.050           1.096                 141,124
                                                               2003        0.860           1.050                 147,137

   Lazard International Stock Portfolio (8/02)                 2004        1.060           1.202                 421,402
                                                               2003        0.842           1.060                 377,074

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.002           1.137                 248,325
                                                               2003        0.844           1.002                 264,799

   MFS Emerging Growth Portfolio (11/99)                       2004        0.993           1.096                 184,761
                                                               2003        0.785           0.993                 185,305

   MFS Value Portfolio (5/04)                                  2004        0.972           1.117                  14,572

   Pioneer Fund Portfolio (5/03)                               2004        1.212           1.319                   3,681
                                                               2003        1.000           1.212                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2004        1.139           1.189                 101,154
                                                               2003        0.899           1.139                 100,587

   MFS Total Return Portfolio (11/99)                          2004        1.144           1.250               2,980,414
                                                               2003        1.002           1.144               2,969,160

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.982           1.091                   7,038

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.989                  19,753
                                                               2003        1.000           0.997                     579

   Smith Barney Aggressive Growth Portfolio (11/99)            2004        1.054           1.136               2,791,114
                                                               2003        0.800           1.054               2,170,608

   Smith Barney High Income Portfolio (11/99)                  2004        1.228           1.329                 808,876
                                                               2003        0.983           1.228                 750,091

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.258           1.237                 714,870
                                                               2003        0.870           1.258                 566,137

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.241           1.343                 503,915
                                                               2003        0.976           1.241                 546,831

   Smith Barney Money Market Portfolio (11/99)                 2004        0.978           0.967                 499,541
                                                               2003        0.992           0.978               1,139,300

   Strategic Equity Portfolio (11/99)                          2004        0.970           1.047                 326,300
                                                               2003        0.747           0.970                 343,430

   Travelers Managed Income Portfolio (11/99)                  2004        1.042           1.050                 997,824
                                                               2003        0.981           1.042               1,082,482

   Van Kampen Enterprise Portfolio (11/99)                     2004        1.016           1.034                  98,222
                                                               2003        0.826           1.016                 101,564

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2004        0.935           0.981                 200,083
                                                               2003        0.750           0.935                 194,819

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.231           1.394                  78,805
                                                               2003        0.885           1.231                  78,918

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2004        1.248           1.410                 357,392
                                                               2003        0.992           1.248                 287,237

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2004        1.155           1.411                 314,692
                                                               2003        0.853           1.155                 255,006

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.120           1.220                   4,812
                                                               2003        1.000           1.120                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.093           1.159                      --
                                                               2003        1.000           1.093                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.187           1.319                  99,580
                                                               2003        1.000           1.187                  75,501

   Growth Fund - Class 2 Shares (11/99)                        2004        1.149           1.266                 222,148
                                                               2003        1.000           1.149                  87,646

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.147           1.239                 125,019
                                                               2003        1.000           1.147                  87,906

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        1.192           1.302                  73,991
                                                               2003        1.000           1.192                  72,821

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.117           1.232                   8,209
                                                               2003        1.000           1.117                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.263           1.542                      --
                                                               2003        1.000           1.263                      --

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.175           1.364                      --
                                                               2003        1.000           1.175                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2004        1.161           1.319                      --
                                                               2003        1.000           1.161                      --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2004        1.119           1.192                  26,682
                                                               2003        1.000           1.119                      --

   Diversified Strategic Income Portfolio (11/99)              2004        1.057           1.105                   9,845
                                                               2003        1.000           1.057                      --

   Equity Index Portfolio - Class II Shares (11/99)            2004        1.130           1.219                      --
                                                               2003        1.000           1.130                      --

   Fundamental Value Portfolio (12/99)                         2004        1.169           1.238                  25,340
                                                               2003        1.000           1.169                   2,903

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.142           1.347                      --
                                                               2003        1.000           1.142                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.173           1.320                      --
                                                               2003        1.000           1.173                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.140           1.258                      --
                                                               2003        1.000           1.140                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.156           1.404                  25,827
                                                               2003        1.000           1.156                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.201                      --
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.199                      --
                                                               2003        1.000           1.067                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.046           1.115                  24,973
                                                               2003        1.000           1.046                   4,700

   Total Return Portfolio - Administrative Class (5/01)        2004        1.024           1.052                 191,473
                                                               2003        1.000           1.024                  10,207

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.180           1.343                      --
                                                               2003        1.000           1.180                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.236           1.528                   1,314
                                                               2003        1.000           1.236                   1,436

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.170           1.241                  37,563
                                                               2003        1.000           1.170                      --

   Investors Fund - Class I (11/99)                            2004        1.147           1.240                      --
                                                               2003        1.000           1.147                      --

   Small Cap Growth Fund - Class I (11/99)                     2004        1.236           1.394                      --
                                                               2003        1.000           1.236                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.101           1.115                  57,419
                                                               2003        1.000           1.101                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.151           1.160                      --
                                                               2003        1.000           1.151                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.129           1.179                 838,573
                                                               2003        1.000           1.129                 120,387

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.089           1.120                 186,971
                                                               2003        1.000           1.089                   1,107

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.140           1.231                 121,998
                                                               2003        1.000           1.140                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.122           1.173                 193,059
                                                               2003        1.000           1.122                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2004        1.132           1.218                      --
                                                               2003        1.000           1.132                      --

   Large Cap Portfolio (11/99)                                 2004        1.123           1.172                      --
                                                               2003        1.000           1.123                      --

   Lazard International Stock Portfolio (8/02)                 2004        1.158           1.313                      --
                                                               2003        1.000           1.158                      --

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.090           1.236                      --
                                                               2003        1.000           1.090                      --

   MFS Emerging Growth Portfolio (11/99)                       2004        1.105           1.220                      --
                                                               2003        1.000           1.105                      --

   MFS Value Portfolio (5/04)                                  2004        0.972           1.117                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.127           1.226                      --
                                                               2003        1.000           1.127                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2004        1.136           1.185                      --
                                                               2003        1.000           1.136                      --

   MFS Total Return Portfolio (11/99)                          2004        1.078           1.177                 104,798
                                                               2003        1.000           1.078                  81,699

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Strategic Income Portfolio (5/04)                   2004        0.982           1.091                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.988                  31,864
                                                               2003        1.000           0.997                   2,406

   Smith Barney Aggressive Growth Portfolio (11/99)            2004        1.136           1.223                  54,911
                                                               2003        1.000           1.136                      --

   Smith Barney High Income Portfolio (11/99)                  2004        1.101           1.191                  43,116
                                                               2003        1.000           1.101                   2,546

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.169           1.148                  46,877
                                                               2003        1.000           1.169                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.158           1.252                  23,009
                                                               2003        1.000           1.158                      --

   Smith Barney Money Market Portfolio (11/99)                 2004        0.994           0.982                      --
                                                               2003        1.000           0.994                      --

   Strategic Equity Portfolio (11/99)                          2004        1.116           1.205                      --
                                                               2003        1.000           1.116                      --

   Travelers Managed Income Portfolio (11/99)                  2004        1.029           1.036                   5,115
                                                               2003        1.000           1.029                      --

   Van Kampen Enterprise Portfolio (11/99)                     2004        1.128           1.148                      --
                                                               2003        1.000           1.128                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2004        1.115           1.169                   3,336
                                                               2003        1.000           1.115                   2,893

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.234           1.397                   1,478
                                                               2003        1.000           1.234                   1,397

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2004        1.141           1.288                      --
                                                               2003        1.000           1.141                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2004        1.198           1.462                   4,757
                                                               2003        1.000           1.198                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.242           1.352                      --
                                                               2003        0.960           1.242                      --
                                                               2002        1.000           0.960                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.144           1.213                  58,277
                                                               2003        0.948           1.144                   1,664
                                                               2002        1.000           0.948                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.303           1.448                 458,220
                                                               2003        0.984           1.303                  36,452
                                                               2002        1.000           0.984                      --

   Growth Fund - Class 2 Shares (11/99)                        2004        1.286           1.416               1,368,378
                                                               2003        0.960           1.286                  70,233
                                                               2002        1.000           0.960                      --

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.259           1.360               1,289,883
                                                               2003        0.971           1.259                 144,983
                                                               2002        1.000           0.971                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        1.301           1.420                   9,365
                                                               2003        0.969           1.301                   9,365
                                                               2002        1.000           0.969                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.218           1.342                 176,628
                                                               2003        0.994           1.218                  60,706
                                                               2002        1.000           0.994                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.441           1.759                  65,328
                                                               2003        1.000           1.441                   7,709

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.279           1.484                  95,320
                                                               2003        0.989           1.279                  18,112
                                                               2002        1.000           0.989                      --

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2004        1.263           1.434                 286,389
                                                               2003        0.976           1.263                  41,590
                                                               2002        1.000           0.976                      --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2004        1.191           1.268                  33,097
                                                               2003        0.977           1.191                  33,097
                                                               2002        1.000           0.977                      --

   Diversified Strategic Income Portfolio (11/99)              2004        1.105           1.154                   9,539
                                                               2003        1.010           1.105                   9,539
                                                               2002        1.000           1.010                      --

   Equity Index Portfolio - Class II Shares (11/99)            2004        1.209           1.304                 411,278
                                                               2003        0.967           1.209                  48,170
                                                               2002        1.000           0.967                      --

   Fundamental Value Portfolio (12/99)                         2004        1.310           1.388                   8,642
                                                               2003        0.966           1.310                   8,642
                                                               2002        1.000           0.966                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.296           1.529                      --
                                                               2003        0.983           1.296                      --
                                                               2002        1.000           0.983                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.329           1.495                 182,013
                                                               2003        1.018           1.329                  13,380

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.238           1.365                 250,029
                                                               2003        1.021           1.238                  18,755

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Mid-Cap Value Portfolio (5/03)                              2004        1.253           1.522                 558,676
                                                               2003        1.012           1.253                  30,096

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.073           1.200                 361,311
                                                               2003        0.996           1.073                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.198                 264,527
                                                               2003        1.016           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.043           1.111                 159,740
                                                               2003        1.002           1.043                   6,497

   Total Return Portfolio - Administrative Class (5/01)        2004        1.040           1.068                 536,319
                                                               2003        1.012           1.040                  52,717
                                                               2002        1.000           1.012                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.251           1.422                  64,572
                                                               2003        0.994           1.251                      --
                                                               2002        1.000           0.994                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.431           1.767                 162,126
                                                               2003        0.977           1.431                  11,692
                                                               2002        1.000           0.977                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.306           1.385                  72,942
                                                               2003        0.960           1.306                   2,066
                                                               2002        1.000           0.960                      --

   Investors Fund - Class I (11/99)                            2004        1.241           1.341                 114,838
                                                               2003        0.958           1.241                   2,898
                                                               2002        1.000           0.958                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Small Cap Growth Fund - Class I (11/99)                     2004        1.413           1.592                  78,737
                                                               2003        0.970           1.413                  14,928
                                                               2002        1.000           0.970                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.164           1.178                      --
                                                               2003        0.963           1.164                      --
                                                               2002        1.000           0.963                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.261           1.270                      --
                                                               2003        0.960           1.261                      --
                                                               2002        1.000           0.960                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.247           1.301                  62,758
                                                               2003        0.969           1.247                 128,588
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.169           1.201                  36,551
                                                               2003        0.979           1.169                 197,996
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.239           1.337                      --
                                                               2003        0.962           1.239                      --
                                                               2002        1.000           0.962                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.214           1.268                  55,748
                                                               2003        0.961           1.214                  30,431
                                                               2002        1.000           0.961                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2004        1.230           1.323                 183,922
                                                               2003        0.958           1.230                      --
                                                               2002        1.000           0.958                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Large Cap Portfolio (11/99)                                 2004        1.179           1.230                  21,855
                                                               2003        0.967           1.179                   2,446
                                                               2002        1.000           0.967                      --

   Lazard International Stock Portfolio (8/02)                 2004        1.260           1.428                 158,573
                                                               2003        1.001           1.260                   8,954
                                                               2002        1.000           1.001                      --

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.154           1.309                 123,977
                                                               2003        0.973           1.154                   6,398
                                                               2002        1.000           0.973                      --

   MFS Emerging Growth Portfolio (11/99)                       2004        1.227           1.354                  25,588
                                                               2003        0.971           1.227                      --
                                                               2002        1.000           0.971                      --

   MFS Value Portfolio (5/04)                                  2004        0.972           1.117                  15,762

   Pioneer Fund Portfolio (5/03)                               2004        1.211           1.317                   7,877
                                                               2003        1.022           1.211                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2004        1.224           1.275                  41,960
                                                               2003        0.967           1.224                  11,023
                                                               2002        1.000           0.967                      --

   MFS Total Return Portfolio (11/99)                          2004        1.124           1.226               1,265,778
                                                               2003        0.986           1.124                 129,554
                                                               2002        1.000           0.986                      --

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.982           1.090                  52,796

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.987                 334,352
                                                               2003        1.000           0.997                  18,897

   Smith Barney Aggressive Growth Portfolio (11/99)            2004        1.252           1.347                      --
                                                               2003        0.951           1.252                      --
                                                               2002        1.000           0.951                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Smith Barney High Income Portfolio (11/99)                  2004        1.257           1.359                  10,296
                                                               2003        1.007           1.257                   9,918
                                                               2002        1.000           1.007                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.366           1.342                      --
                                                               2003        0.946           1.366                      --
                                                               2002        1.000           0.946                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.240           1.341                  19,016
                                                               2003        0.977           1.240                  19,016
                                                               2002        1.000           0.977                      --

   Smith Barney Money Market Portfolio (11/99)                 2004        0.985           0.972                  24,852
                                                               2003        0.999           0.985                  24,852
                                                               2002        1.000           0.999                      --

   Strategic Equity Portfolio (11/99)                          2004        1.258           1.357                  22,596
                                                               2003        0.969           1.258                  18,537
                                                               2002        1.000           0.969                      --

   Travelers Managed Income Portfolio (11/99)                  2004        1.076           1.083                  53,668
                                                               2003        1.014           1.076                  53,668
                                                               2002        1.000           1.014                      --

   Van Kampen Enterprise Portfolio (11/99)                     2004        1.188           1.207                      --
                                                               2003        0.966           1.188                      --
                                                               2002        1.000           0.966                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2004        1.196           1.253                      --
                                                               2003        0.959           1.196                      --
                                                               2002        1.000           0.959                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.354           1.532                      --
                                                               2003        0.974           1.354                      --
                                                               2002        1.000           0.974                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2004        1.246           1.406                   9,433
                                                               2003        0.991           1.246                   9,433
                                                               2002        1.000           0.991                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2004        1.334           1.628                 479,347
                                                               2003        0.986           1.334                  43,499
                                                               2002        1.000           0.986                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.20%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.119           1.218                      --
                                                               2003        1.000           1.119                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.092           1.158                      --
                                                               2003        1.000           1.092                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.187           1.318                      --
                                                               2003        1.000           1.187                      --

   Growth Fund - Class 2 Shares (11/99)                        2004        1.148           1.264                 175,438
                                                               2003        1.000           1.148                  37,830

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.146           1.238                  65,067
                                                               2003        1.000           1.146                  38,300

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        1.192           1.300                   4,958
                                                               2003        1.000           1.192                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.117           1.230                   5,352
                                                               2003        1.000           1.117                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.262           1.540                   2,186
                                                               2003        1.000           1.262                      --

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.175           1.362                 124,988
                                                               2003        1.000           1.175                      --

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2004        1.161           1.317                      --
                                                               2003        1.000           1.161                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2004        1.119           1.191                  47,432
                                                               2003        1.000           1.119                  35,980

   Diversified Strategic Income Portfolio (11/99)              2004        1.057           1.104                      --
                                                               2003        1.000           1.057                      --

   Equity Index Portfolio - Class II Shares (11/99)            2004        1.129           1.218                      --
                                                               2003        1.000           1.129                      --

   Fundamental Value Portfolio (12/99)                         2004        1.168           1.237                 110,831
                                                               2003        1.000           1.168                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.141           1.345                      --
                                                               2003        1.000           1.141                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.172           1.318                      --
                                                               2003        1.000           1.172                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.140           1.256                 114,321
                                                               2003        1.000           1.140                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.155           1.402                  45,463
                                                               2003        1.000           1.155                  32,578

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.073           1.199                      --
                                                               2003        0.996           1.073                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.197                  89,553
                                                               2003        1.016           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.045           1.114                      --
                                                               2003        1.000           1.045                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.024           1.051                   2,322
                                                               2003        1.000           1.024                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.180           1.341                      --
                                                               2003        1.000           1.180                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.236           1.526                      --
                                                               2003        1.000           1.236                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.169           1.239                      --
                                                               2003        1.000           1.169                      --

   Investors Fund - Class I (11/99)                            2004        1.146           1.238                      --
                                                               2003        1.000           1.146                      --

   Small Cap Growth Fund - Class I (11/99)                     2004        1.236           1.392                      --
                                                               2003        1.000           1.236                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.101           1.113                      --
                                                               2003        1.000           1.101                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.151           1.158                      --
                                                               2003        1.000           1.151                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.128           1.177                   7,392
                                                               2003        1.000           1.128                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.088           1.118                      --
                                                               2003        1.000           1.088                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.140           1.229                      --
                                                               2003        1.000           1.140                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.122           1.171                      --
                                                               2003        1.000           1.122                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2004        1.132           1.217                      --
                                                               2003        1.000           1.132                      --

   Large Cap Portfolio (11/99)                                 2004        1.123           1.170                      --
                                                               2003        1.000           1.123                      --

   Lazard International Stock Portfolio (8/02)                 2004        1.158           1.311                      --
                                                               2003        1.000           1.158                      --

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.089           1.235                      --
                                                               2003        1.000           1.089                      --

   MFS Emerging Growth Portfolio (11/99)                       2004        1.105           1.218                      --
                                                               2003        1.000           1.105                      --

   MFS Value Portfolio (5/04)                                  2004        0.972           1.116                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.126           1.225                     164
                                                               2003        1.000           1.126                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2004        1.136           1.184                      --
                                                               2003        1.000           1.136                      --

   MFS Total Return Portfolio (11/99)                          2004        1.078           1.176                      --
                                                               2003        1.000           1.078                      --

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.982           1.090                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.987                      --
                                                               2003        1.000           0.997                      --

   Smith Barney Aggressive Growth Portfolio (11/99)            2004        1.135           1.221                  40,605
                                                               2003        1.000           1.135                  32,549

   Smith Barney High Income Portfolio (11/99)                  2004        1.101           1.189                     167
                                                               2003        1.000           1.101                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.168           1.147                      --
                                                               2003        1.000           1.168                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.158           1.251                   6,147
                                                               2003        1.000           1.158                      --

   Smith Barney Money Market Portfolio (11/99)                 2004        0.994           0.981                      --
                                                               2003        1.000           0.994                      --

   Strategic Equity Portfolio (11/99)                          2004        1.116           1.203                      --
                                                               2003        1.000           1.116                      --

   Travelers Managed Income Portfolio (11/99)                  2004        1.029           1.035                  20,698
                                                               2003        1.000           1.029                      --

   Van Kampen Enterprise Portfolio (11/99)                     2004        1.128           1.146                      --
                                                               2003        1.000           1.128                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2004        1.115           1.167                  29,606
                                                               2003        1.000           1.115                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.234           1.395                      --
                                                               2003        1.000           1.234                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2004        1.140           1.287                      --
                                                               2003        1.000           1.140                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2004        1.197           1.460                      --
                                                               2003        1.000           1.197                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.241           1.349               1,236,732
                                                               2003        0.960           1.241                 854,793

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.143           1.211                 459,945
                                                               2003        0.948           1.143                 168,663

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.302           1.445               5,306,790
                                                               2003        0.984           1.302               2,711,712

   Growth Fund - Class 2 Shares (11/99)                        2004        1.285           1.413              18,572,237
                                                               2003        0.960           1.285              10,866,088

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.257           1.357              22,621,936
                                                               2003        0.971           1.257              13,557,952

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        1.300           1.417               2,926,013
                                                               2003        0.969           1.300               2,045,532

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.217           1.340               5,186,994
                                                               2003        0.994           1.217               3,312,164

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.440           1.756                 862,804
                                                               2003        1.000           1.440                 368,517

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.278           1.481               3,889,690
                                                               2003        0.989           1.278               2,193,501

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2004        1.262           1.431                 431,766
                                                               2003        0.976           1.262                  87,223
                                                               2002        1.000           0.976                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2004        1.190           1.265               5,459,813
                                                               2003        0.977           1.190               3,761,358

   Diversified Strategic Income Portfolio (11/99)              2004        1.103           1.152               3,285,089
                                                               2003        1.010           1.103               2,322,848

   Equity Index Portfolio - Class II Shares (11/99)            2004        1.208           1.302               2,973,725
                                                               2003        0.967           1.208               2,335,616

   Fundamental Value Portfolio (12/99)                         2004        1.309           1.385               7,968,858
                                                               2003        0.966           1.309               5,155,503

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.295           1.525                 302,452
                                                               2003        0.983           1.295                 210,735

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.328           1.492                 733,265
                                                               2003        1.000           1.328                 316,143

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.237           1.363               4,464,326
                                                               2003        1.000           1.237               2,342,808

   Mid-Cap Value Portfolio (5/03)                              2004        1.252           1.519               4,181,113
                                                               2003        1.000           1.252               1,952,789

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.073           1.199                 434,954
                                                               2003        1.000           1.073                  14,159

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.197                 372,299
                                                               2003        1.000           1.067                  10,036

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.042           1.110               4,627,736
                                                               2003        1.000           1.042               2,203,110

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.039           1.066              16,972,145
                                                               2003        1.012           1.039              11,776,640

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.249           1.420                 694,523
                                                               2003        0.994           1.249                 639,013

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.429           1.764               1,053,707
                                                               2003        0.977           1.429                 798,826

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.305           1.382               3,268,365
                                                               2003        0.960           1.305               1,724,848

   Investors Fund - Class I (11/99)                            2004        1.240           1.338               2,820,016
                                                               2003        0.958           1.240               1,330,720

   Small Cap Growth Fund - Class I (11/99)                     2004        1.412           1.589               1,763,283
                                                               2003        0.970           1.412                 943,187

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.163           1.175               1,090,467
                                                               2003        0.963           1.163                 803,964

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.260           1.268                 418,070
                                                               2003        0.960           1.260                 343,672

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.245           1.299              46,071,792
                                                               2003        0.969           1.245              27,451,413
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.168           1.199              36,358,325
                                                               2003        0.979           1.168              21,544,810
                                                               2002        1.000           0.979                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.238           1.335               6,146,467
                                                               2003        0.962           1.238               2,247,747
                                                               2002        1.000           0.962                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.213           1.266               4,007,483
                                                               2003        0.961           1.213               2,004,819
                                                               2002        1.000           0.961                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2004        1.229           1.320               3,622,957
                                                               2003        0.958           1.229               2,689,774

   Large Cap Portfolio (11/99)                                 2004        1.178           1.227                 684,784
                                                               2003        0.966           1.178                 533,101

   Lazard International Stock Portfolio (8/02)                 2004        1.259           1.425               1,619,278
                                                               2003        1.001           1.259                 577,731

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.153           1.306                 402,434
                                                               2003        0.973           1.153                 231,169

   MFS Emerging Growth Portfolio (11/99)                       2004        1.226           1.351                 341,774
                                                               2003        0.971           1.226                 262,977

   MFS Value Portfolio (5/04)                                  2004        0.972           1.116                  53,025

   Pioneer Fund Portfolio (5/03)                               2004        1.210           1.315                 411,090
                                                               2003        1.000           1.210                 181,376

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2004        1.222           1.273                 440,506
                                                               2003        0.967           1.222                 259,207

   MFS Total Return Portfolio (11/99)                          2004        1.123           1.224              13,582,482
                                                               2003        0.986           1.123               8,894,291

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.982           1.089                  89,761

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.986               1,044,555
                                                               2003        1.000           0.997                 143,635

   Smith Barney Aggressive Growth Portfolio (11/99)            2004        1.250           1.344              13,826,694
                                                               2003        0.951           1.250               8,499,681

   Smith Barney High Income Portfolio (11/99)                  2004        1.256           1.356               7,788,209
                                                               2003        1.007           1.256               6,592,357

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.365           1.339               6,645,934
                                                               2003        0.946           1.365               5,833,245

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.239           1.338               2,431,535
                                                               2003        0.977           1.239               1,359,130

   Smith Barney Money Market Portfolio (11/99)                 2004        0.984           0.970               4,211,420
                                                               2003        0.999           0.984               1,823,049

   Strategic Equity Portfolio (11/99)                          2004        1.256           1.354                 494,070
                                                               2003        0.969           1.256                 432,677

   Travelers Managed Income Portfolio (11/99)                  2004        1.075           1.081               4,402,977
                                                               2003        1.014           1.075               3,045,120

   Van Kampen Enterprise Portfolio (11/99)                     2004        1.186           1.205                 112,791
                                                               2003        0.966           1.186                 100,752

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2004        1.195           1.250                 506,602
                                                               2003        0.959           1.195                 456,247

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.353           1.529               1,431,235
                                                               2003        0.974           1.353               1,932,845

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2004        1.244           1.403               2,137,831
                                                               2003        0.991           1.244               1,545,964

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2004        1.333           1.625               3,135,990
                                                               2003        0.986           1.333               1,911,507

                                      NOTES

Effective "07/26/2004" Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund - Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund - Class III

Effective "11/01/2004" Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer avaliable to new contract holders.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.00%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.244           1.356                   2,863
                                                               2003        0.960           1.244                   2,259

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.146           1.217                      --
                                                               2003        0.948           1.146                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.305           1.452                  26,165
                                                               2003        0.984           1.305                  19,446

   Growth Fund - Class 2 Shares (11/99)                        2004        1.288           1.420                  61,511
                                                               2003        0.961           1.288                  44,303

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.261           1.364                  83,688
                                                               2003        0.971           1.261                  44,174

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        1.303           1.424                   8,794
                                                               2003        0.969           1.303                  12,822

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.220           1.347                      --
                                                               2003        0.994           1.220                  13,197

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.442           1.763                      --
                                                               2003        1.000           1.442                  10,805

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.281           1.489                  29,138
                                                               2003        0.989           1.281                  42,256

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2004        1.265           1.438                   3,214
                                                               2003        0.976           1.265                      --
                                                               2002        1.000           0.976                      --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2004        1.193           1.272                  11,841
                                                               2003        0.977           1.193                      --

   Diversified Strategic Income Portfolio (11/99)              2004        1.106           1.158                      --
                                                               2003        1.010           1.106                      --

   Equity Index Portfolio - Class II Shares (11/99)            2004        1.211           1.308                   1,326
                                                               2003        0.967           1.211                      --

   Fundamental Value Portfolio (12/99)                         2004        1.312           1.392                   9,242
                                                               2003        0.966           1.312                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.298           1.533                      --
                                                               2003        0.983           1.298                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.330           1.498                   3,083
                                                               2003        1.000           1.330                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.239           1.369                  17,462
                                                               2003        1.000           1.239                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.255           1.525                  12,982
                                                               2003        1.000           1.255                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.202                      --
                                                               2003        1.000           1.074                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.200                      --
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.044           1.114                   5,900
                                                               2003        1.000           1.044                   5,270

   Total Return Portfolio - Administrative Class (5/01)        2004        1.042           1.071                  17,777
                                                               2003        1.012           1.042                  77,212

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.253           1.427                      --
                                                               2003        0.994           1.253                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.433           1.773                  27,512
                                                               2003        0.977           1.433                  19,985

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.308           1.389                   2,252
                                                               2003        0.960           1.308                   2,252

   Investors Fund - Class I (11/99)                            2004        1.243           1.345                      --
                                                               2003        0.958           1.243                      --

   Small Cap Growth Fund - Class I (11/99)                     2004        1.415           1.597                     294
                                                               2003        0.970           1.415                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.166           1.181                      --
                                                               2003        0.963           1.166                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.263           1.274                      --
                                                               2003        0.960           1.263                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.249           1.305                  90,528
                                                               2003        0.969           1.249                  55,634
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.171           1.205                 152,364
                                                               2003        0.979           1.171                      --
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.241           1.341                  66,075
                                                               2003        0.963           1.241                  69,345
                                                               2002        1.000           0.963                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.216           1.272                  88,545
                                                               2003        0.962           1.216                  88,545
                                                               2002        1.000           0.962                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2004        1.232           1.327                  63,717
                                                               2003        0.958           1.232                  48,026

   Large Cap Portfolio (11/99)                                 2004        1.181           1.233                      --
                                                               2003        0.967           1.181                      --

   Lazard International Stock Portfolio (8/02)                 2004        1.262           1.432                   6,415
                                                               2003        1.001           1.262                   6,515

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.156           1.313                      --
                                                               2003        0.973           1.156                      --

   MFS Emerging Growth Portfolio (11/99)                       2004        1.229           1.358                     637
                                                               2003        0.971           1.229                      --

   MFS Value Portfolio (5/04)                                  2004        0.972           1.118                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Fund Portfolio (5/03)                               2004        1.212           1.320                      --
                                                               2003        1.000           1.212                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2004        1.226           1.279                   5,199
                                                               2003        0.967           1.226                      --

   MFS Total Return Portfolio (11/99)                          2004        1.126           1.230                  79,465
                                                               2003        0.986           1.126                  42,779

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.983           1.091                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.989                   6,368
                                                               2003        1.000           0.998                      --

   Smith Barney Aggressive Growth Portfolio (11/99)            2004        1.254           1.351                  19,569
                                                               2003        0.951           1.254                      --

   Smith Barney High Income Portfolio (11/99)                  2004        1.259           1.363                   3,212
                                                               2003        1.007           1.259                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.369           1.346                   3,198
                                                               2003        0.946           1.369                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.242           1.345                  35,115
                                                               2003        0.977           1.242                  43,154

   Smith Barney Money Market Portfolio (11/99)                 2004        0.986           0.975                  12,874
                                                               2003        1.000           0.986                      --

   Strategic Equity Portfolio (11/99)                          2004        1.260           1.361                  22,637
                                                               2003        0.969           1.260                  22,642

   Travelers Managed Income Portfolio (11/99)                  2004        1.078           1.087                   5,947
                                                               2003        1.014           1.078                      --

   Van Kampen Enterprise Portfolio (11/99)                     2004        1.190           1.211                      --
                                                               2003        0.966           1.190                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2004        1.198           1.257                      --
                                                               2003        0.959           1.198                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.356           1.537                  27,733
                                                               2003        0.974           1.356                  27,696

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2004        1.247           1.410                   4,963
                                                               2003        0.991           1.247                  18,902

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2004        1.336           1.633                  43,882
                                                               2003        0.986           1.336                  29,069

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.016           1.107                 193,936
                                                               2003        0.785           1.016                 182,023

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        0.968           1.028                 372,515
                                                               2003        0.801           0.968                 394,719

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.316           1.463               1,024,798
                                                               2003        0.993           1.316               1,046,278

   Growth Fund - Class 2 Shares (11/99)                        2004        1.227           1.353               3,308,359
                                                               2003        0.916           1.227               2,615,035

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.186           1.282               4,515,478
                                                               2003        0.914           1.186               4,287,113

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        1.153           1.259                 171,589
                                                               2003        0.857           1.153                 155,747

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.031           1.138                 486,766
                                                               2003        0.841           1.031                 406,480

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.442           1.761                  34,887
                                                               2003        1.000           1.442                  22,887

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.172           1.361                 886,919
                                                               2003        0.904           1.172                 503,783

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2004        1.020           1.160                  70,887
                                                               2003        0.788           1.020                  27,006
                                                               2002        0.830           0.788                  17,719

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2004        1.120           1.194               1,589,270
                                                               2003        0.918           1.120               1,269,264

   Diversified Strategic Income Portfolio (11/99)              2004        1.137           1.189                 677,014
                                                               2003        1.039           1.137                 641,867

   Equity Index Portfolio - Class II Shares (11/99)            2004        1.086           1.173                 474,749
                                                               2003        0.867           1.086                 389,159

   Fundamental Value Portfolio (12/99)                         2004        1.227           1.301               1,688,943
                                                               2003        0.904           1.227               1,862,138

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.076           1.270                  40,908
                                                               2003        0.815           1.076                  41,944

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.330           1.497                   6,366
                                                               2003        1.000           1.330                   4,618

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.239           1.368               1,022,255
                                                               2003        1.000           1.239                 136,043

   Mid-Cap Value Portfolio (5/03)                              2004        1.254           1.524                 681,732
                                                               2003        1.000           1.254                 241,207

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.074           1.201                  44,617
                                                               2003        1.000           1.074                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.199                  14,965
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.043           1.113                 366,107
                                                               2003        1.000           1.043                 162,740

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.102           1.132               5,138,114
                                                               2003        1.071           1.102               5,603,583

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.155           1.315                 245,992
                                                               2003        0.917           1.155                 262,993

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.433           1.771                 400,281
                                                               2003        0.977           1.433                 407,261

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.127           1.196                 840,635
                                                               2003        0.827           1.127                 867,910

   Investors Fund - Class I (11/99)                            2004        1.107           1.197                 545,432
                                                               2003        0.854           1.107                 636,125

   Small Cap Growth Fund - Class I (11/99)                     2004        1.171           1.320                 249,354
                                                               2003        0.802           1.171                 295,575

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        0.989           1.001                 109,047
                                                               2003        0.817           0.989                 111,489

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.130           1.139                 110,268
                                                               2003        0.859           1.130                  94,650

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.365           1.426               1,369,104
                                                               2003        1.060           1.365               1,487,421
                                                               2002        1.000           1.060                 156,519

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.238           1.274               1,507,174
                                                               2003        1.037           1.238               1,222,514
                                                               2002        1.000           1.037                 220,092

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.382           1.493                 313,379
                                                               2003        1.073           1.382                 269,336
                                                               2002        1.000           1.073                 155,053

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.349           1.411                 102,417
                                                               2003        1.068           1.349                  54,230
                                                               2002        1.000           1.068                  13,418

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2004        1.224           1.317                 611,967
                                                               2003        0.952           1.224                 607,249

   Large Cap Portfolio (11/99)                                 2004        1.050           1.096                 141,124
                                                               2003        0.860           1.050                 147,137

   Lazard International Stock Portfolio (8/02)                 2004        1.060           1.202                 421,402
                                                               2003        0.842           1.060                 377,074

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.002           1.137                 248,325
                                                               2003        0.844           1.002                 264,799

   MFS Emerging Growth Portfolio (11/99)                       2004        0.993           1.096                 184,761
                                                               2003        0.785           0.993                 185,305

   MFS Value Portfolio (5/04)                                  2004        0.972           1.117                  14,572

   Pioneer Fund Portfolio (5/03)                               2004        1.212           1.319                   3,681
                                                               2003        1.000           1.212                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2004        1.139           1.189                 101,154
                                                               2003        0.899           1.139                 100,587

   MFS Total Return Portfolio (11/99)                          2004        1.144           1.250               2,980,414
                                                               2003        1.002           1.144               2,969,160

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.982           1.091                   7,038

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.989                  19,753
                                                               2003        1.000           0.997                     579

   Smith Barney Aggressive Growth Portfolio (11/99)            2004        1.054           1.136               2,791,114
                                                               2003        0.800           1.054               2,170,608

   Smith Barney High Income Portfolio (11/99)                  2004        1.228           1.329                 808,876
                                                               2003        0.983           1.228                 750,091

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.258           1.237                 714,870
                                                               2003        0.870           1.258                 566,137

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.241           1.343                 503,915
                                                               2003        0.976           1.241                 546,831

   Smith Barney Money Market Portfolio (11/99)                 2004        0.978           0.967                 499,541
                                                               2003        0.992           0.978               1,139,300

   Strategic Equity Portfolio (11/99)                          2004        0.970           1.047                 326,300
                                                               2003        0.747           0.970                 343,430

   Travelers Managed Income Portfolio (11/99)                  2004        1.042           1.050                 997,824
                                                               2003        0.981           1.042               1,082,482

   Van Kampen Enterprise Portfolio (11/99)                     2004        1.016           1.034                  98,222
                                                               2003        0.826           1.016                 101,564

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2004        0.935           0.981                 200,083
                                                               2003        0.750           0.935                 194,819

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.231           1.394                  78,805
                                                               2003        0.885           1.231                  78,918

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2004        1.248           1.410                 357,392
                                                               2003        0.992           1.248                 287,237

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2004        1.155           1.411                 314,692
                                                               2003        0.853           1.155                 255,006

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.20%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.119           1.218                      --
                                                               2003        1.000           1.119                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.092           1.158                      --
                                                               2003        1.000           1.092                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.187           1.318                      --
                                                               2003        1.000           1.187                      --

   Growth Fund - Class 2 Shares (11/99)                        2004        1.148           1.264                 175,438
                                                               2003        1.000           1.148                  37,830

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.146           1.238                  65,067
                                                               2003        1.000           1.146                  38,300

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        1.192           1.300                   4,958
                                                               2003        1.000           1.192                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.117           1.230                   5,352
                                                               2003        1.000           1.117                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.262           1.540                   2,186
                                                               2003        1.000           1.262                      --

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.175           1.362                 124,988
                                                               2003        1.000           1.175                      --

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2004        1.161           1.317                      --
                                                               2003        1.000           1.161                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2004        1.119           1.191                  47,432
                                                               2003        1.000           1.119                  35,980

   Diversified Strategic Income Portfolio (11/99)              2004        1.057           1.104                      --
                                                               2003        1.000           1.057                      --

   Equity Index Portfolio - Class II Shares (11/99)            2004        1.129           1.218                      --
                                                               2003        1.000           1.129                      --

   Fundamental Value Portfolio (12/99)                         2004        1.168           1.237                 110,831
                                                               2003        1.000           1.168                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.141           1.345                      --
                                                               2003        1.000           1.141                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.172           1.318                      --
                                                               2003        1.000           1.172                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.140           1.256                 114,321
                                                               2003        1.000           1.140                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.155           1.402                  45,463
                                                               2003        1.000           1.155                  32,578

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.073           1.199                      --
                                                               2003        1.000           1.073                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.197                  89,553
                                                               2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.045           1.114                      --
                                                               2003        1.000           1.045                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.024           1.051                   2,322
                                                               2003        1.000           1.024                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.180           1.341                      --
                                                               2003        1.000           1.180                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.236           1.526                      --
                                                               2003        1.000           1.236                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.169           1.239                      --
                                                               2003        1.000           1.169                      --

   Investors Fund - Class I (11/99)                            2004        1.146           1.238                      --
                                                               2003        1.000           1.146                      --

   Small Cap Growth Fund - Class I (11/99)                     2004        1.236           1.392                      --
                                                               2003        1.000           1.236                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.101           1.113                      --
                                                               2003        1.000           1.101                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.151           1.158                      --
                                                               2003        1.000           1.151                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.128           1.177                   7,392
                                                               2003        1.000           1.128                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.088           1.118                      --
                                                               2003        1.000           1.088                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.140           1.229                      --
                                                               2003        1.000           1.140                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.122           1.171                      --
                                                               2003        1.000           1.122                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2004        1.132           1.217                      --
                                                               2003        1.000           1.132                      --

   Large Cap Portfolio (11/99)                                 2004        1.123           1.170                      --
                                                               2003        1.000           1.123                      --

   Lazard International Stock Portfolio (8/02)                 2004        1.158           1.311                      --
                                                               2003        1.000           1.158                      --

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.089           1.235                      --
                                                               2003        1.000           1.089                      --

   MFS Emerging Growth Portfolio (11/99)                       2004        1.105           1.218                      --
                                                               2003        1.000           1.105                      --

   MFS Value Portfolio (5/04)                                  2004        0.972           1.116                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.126           1.225                     164
                                                               2003        1.000           1.126                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2004        1.136           1.184                      --
                                                               2003        1.000           1.136                      --

   MFS Total Return Portfolio (11/99)                          2004        1.078           1.176                      --
                                                               2003        1.000           1.078                      --

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.982           1.090                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.987                      --
                                                               2003        1.000           0.997                      --

   Smith Barney Aggressive Growth Portfolio (11/99)            2004        1.135           1.221                  40,605
                                                               2003        1.000           1.135                  32,549

   Smith Barney High Income Portfolio (11/99)                  2004        1.101           1.189                     167
                                                               2003        1.000           1.101                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.168           1.147                      --
                                                               2003        1.000           1.168                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.158           1.251                   6,147
                                                               2003        1.000           1.158                      --

   Smith Barney Money Market Portfolio (11/99)                 2004        0.994           0.981                      --
                                                               2003        1.000           0.994                      --

   Strategic Equity Portfolio (11/99)                          2004        1.116           1.203                      --
                                                               2003        1.000           1.116                      --

   Travelers Managed Income Portfolio (11/99)                  2004        1.029           1.035                  20,698
                                                               2003        1.000           1.029                      --

   Van Kampen Enterprise Portfolio (11/99)                     2004        1.128           1.146                      --
                                                               2003        1.000           1.128                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2004        1.115           1.167                  29,606
                                                               2003        1.000           1.115                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.234           1.395                      --
                                                               2003        1.000           1.234                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2004        1.140           1.287                      --
                                                               2003        1.000           1.140                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2004        1.197           1.460                      --
                                                               2003        1.000           1.197                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.241           1.349               1,236,732
                                                               2003        0.960           1.241                 854,793

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.143           1.211                 459,945
                                                               2003        0.948           1.143                 168,663

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.302           1.445               5,306,790
                                                               2003        0.984           1.302               2,711,712

   Growth Fund - Class 2 Shares (11/99)                        2004        1.285           1.413              18,572,237
                                                               2003        0.960           1.285              10,866,088

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.257           1.357              22,621,936
                                                               2003        0.971           1.257              13,557,952

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        1.300           1.417               2,926,013
                                                               2003        0.969           1.300               2,045,532

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.217           1.340               5,186,994
                                                               2003        0.994           1.217               3,312,164

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.440           1.756                 862,804
                                                               2003        1.000           1.440                 368,517

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.278           1.481               3,889,690
                                                               2003        0.989           1.278               2,193,501

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2004        1.262           1.431                 431,766
                                                               2003        0.976           1.262                  87,223
                                                               2002        1.000           0.976                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2004        1.190           1.265               5,459,813
                                                               2003        0.977           1.190               3,761,358

   Diversified Strategic Income Portfolio (11/99)              2004        1.103           1.152               3,285,089
                                                               2003        1.010           1.103               2,322,848

   Equity Index Portfolio - Class II Shares (11/99)            2004        1.208           1.302               2,973,725
                                                               2003        0.967           1.208               2,335,616

   Fundamental Value Portfolio (12/99)                         2004        1.309           1.385               7,968,858
                                                               2003        0.966           1.309               5,155,503

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.295           1.525                 302,452
                                                               2003        0.983           1.295                 210,735

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.328           1.492                 733,265
                                                               2003        1.000           1.328                 316,143

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.237           1.363               4,464,326
                                                               2003        1.000           1.237               2,342,808

   Mid-Cap Value Portfolio (5/03)                              2004        1.252           1.519               4,181,113
                                                               2003        1.000           1.252               1,952,789

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.073           1.199                 434,954
                                                               2003        1.000           1.073                  14,159

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.067           1.197                 372,299
                                                               2003        1.000           1.067                  10,036

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.042           1.110               4,627,736
                                                               2003        1.000           1.042               2,203,110

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.039           1.066              16,972,145
                                                               2003        1.012           1.039              11,776,640

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.249           1.420                 694,523
                                                               2003        0.994           1.249                 639,013

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.429           1.764               1,053,707
                                                               2003        0.977           1.429                 798,826

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.305           1.382               3,268,365
                                                               2003        0.960           1.305               1,724,848

   Investors Fund - Class I (11/99)                            2004        1.240           1.338               2,820,016
                                                               2003        0.958           1.240               1,330,720

   Small Cap Growth Fund - Class I (11/99)                     2004        1.412           1.589               1,763,283
                                                               2003        0.970           1.412                 943,187

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.163           1.175               1,090,467
                                                               2003        0.963           1.163                 803,964

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.260           1.268                 418,070
                                                               2003        0.960           1.260                 343,672

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.245           1.299              46,071,792
                                                               2003        0.969           1.245              27,451,413
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.168           1.199              36,358,325
                                                               2003        0.979           1.168              21,544,810
                                                               2002        1.000           0.979                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.238           1.335               6,146,467
                                                               2003        0.962           1.238               2,247,747
                                                               2002        1.000           0.962                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.213           1.266               4,007,483
                                                               2003        0.961           1.213               2,004,819
                                                               2002        1.000           0.961                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2004        1.229           1.320               3,622,957
                                                               2003        0.958           1.229               2,689,774

   Large Cap Portfolio (11/99)                                 2004        1.178           1.227                 684,784
                                                               2003        0.966           1.178                 533,101

   Lazard International Stock Portfolio (8/02)                 2004        1.259           1.425               1,619,278
                                                               2003        1.001           1.259                 577,731

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.153           1.306                 402,434
                                                               2003        0.973           1.153                 231,169

   MFS Emerging Growth Portfolio (11/99)                       2004        1.226           1.351                 341,774
                                                               2003        0.971           1.226                 262,977

   MFS Value Portfolio (5/04)                                  2004        0.972           1.116                  53,025

   Pioneer Fund Portfolio (5/03)                               2004        1.210           1.315                 411,090
                                                               2003        1.000           1.210                 181,376

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2004        1.222           1.273                 440,506
                                                               2003        0.967           1.222                 259,207

   MFS Total Return Portfolio (11/99)                          2004        1.123           1.224              13,582,482
                                                               2003        0.986           1.123               8,894,291

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.982           1.089                  89,761

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.986               1,044,555
                                                               2003        1.000           0.997                 143,635

   Smith Barney Aggressive Growth Portfolio (11/99)            2004        1.250           1.344              13,826,694
                                                               2003        0.951           1.250               8,499,681

   Smith Barney High Income Portfolio (11/99)                  2004        1.256           1.356               7,788,209
                                                               2003        1.007           1.256               6,592,357

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.365           1.339               6,645,934
                                                               2003        0.946           1.365               5,833,245

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.239           1.338               2,431,535
                                                               2003        0.977           1.239               1,359,130

   Smith Barney Money Market Portfolio (11/99)                 2004        0.984           0.970               4,211,420
                                                               2003        0.999           0.984               1,823,049

   Strategic Equity Portfolio (11/99)                          2004        1.256           1.354                 494,070
                                                               2003        0.969           1.256                 432,677

   Travelers Managed Income Portfolio (11/99)                  2004        1.075           1.081               4,402,977
                                                               2003        1.014           1.075               3,045,120

   Van Kampen Enterprise Portfolio (11/99)                     2004        1.186           1.205                 112,791
                                                               2003        0.966           1.186                 100,752

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2004        1.195           1.250                 506,602
                                                               2003        0.959           1.195                 456,247

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.353           1.529               1,431,235
                                                               2003        0.974           1.353               1,932,845

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2004        1.244           1.403               2,137,831
                                                               2003        0.991           1.244               1,545,964

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2004        1.333           1.625               3,135,990
                                                               2003        0.986           1.333               1,911,507

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.119           1.215                      --
                                                               2003        1.000           1.119                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.092           1.155                      --
                                                               2003        1.000           1.092                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.186           1.315                   4,145
                                                               2003        1.000           1.186                      --

   Growth Fund - Class 2 Shares (11/99)                        2004        1.148           1.261                  23,636
                                                               2003        1.000           1.148                      --

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.145           1.235                   6,576
                                                               2003        1.000           1.145                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        1.191           1.297                   2,012
                                                               2003        1.000           1.191                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.116           1.228                      --
                                                               2003        1.000           1.116                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.261           1.537                   2,013
                                                               2003        1.000           1.261                      --

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.174           1.359                   2,118
                                                               2003        1.000           1.174                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2004        1.160           1.315                      --
                                                               2003        1.000           1.160                      --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2004        1.118           1.188                  32,527
                                                               2003        1.000           1.118                      --

   Diversified Strategic Income Portfolio (11/99)              2004        1.056           1.101                   2,754
                                                               2003        1.000           1.056                      --

   Equity Index Portfolio - Class II Shares (11/99)            2004        1.129           1.215                      --
                                                               2003        1.000           1.129                      --

   Fundamental Value Portfolio (12/99)                         2004        1.167           1.234                  34,333
                                                               2003        1.000           1.167                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.140           1.342                      --
                                                               2003        1.000           1.140                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.172           1.315                      --
                                                               2003        1.000           1.172                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.139           1.253                  17,389
                                                               2003        1.000           1.139                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.155           1.399                   4,197
                                                               2003        1.000           1.155                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.073           1.197                      --
                                                               2003        0.996           1.073                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.066           1.195                   4,448
                                                               2003        1.016           1.066                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.045           1.111                   9,080
                                                               2003        1.000           1.045                      --

   Total Return Portfolio - Administrative Class (5/01)        2004        1.023           1.048                  14,843
                                                               2003        1.000           1.023                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.179           1.338                      --
                                                               2003        1.000           1.179                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.235           1.523                      --
                                                               2003        1.000           1.235                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.169           1.236                      --
                                                               2003        1.000           1.169                      --

   Investors Fund - Class I (11/99)                            2004        1.146           1.235                      --
                                                               2003        1.000           1.146                      --

   Small Cap Growth Fund - Class I (11/99)                     2004        1.235           1.389                      --
                                                               2003        1.000           1.235                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.100           1.111                  18,420
                                                               2003        1.000           1.100                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.150           1.156                      --
                                                               2003        1.000           1.150                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.128           1.174                  32,596
                                                               2003        1.000           1.128                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.088           1.116                      --
                                                               2003        1.000           1.088                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.139           1.226                      --
                                                               2003        1.000           1.139                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.121           1.169                      --
                                                               2003        1.000           1.121                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2004        1.131           1.214                   2,409
                                                               2003        1.000           1.131                      --

   Large Cap Portfolio (11/99)                                 2004        1.122           1.168                   2,527
                                                               2003        1.000           1.122                      --

   Lazard International Stock Portfolio (8/02)                 2004        1.157           1.308                      --
                                                               2003        1.000           1.157                      --

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.088           1.232                      --
                                                               2003        1.000           1.088                      --

   MFS Emerging Growth Portfolio (11/99)                       2004        1.104           1.216                      --
                                                               2003        1.000           1.104                      --

   MFS Value Portfolio (5/04)                                  2004        0.972           1.115                     233

   Pioneer Fund Portfolio (5/03)                               2004        1.126           1.222                      --
                                                               2003        1.000           1.126                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2004        1.135           1.181                      --
                                                               2003        1.000           1.135                      --

   MFS Total Return Portfolio (11/99)                          2004        1.077           1.173                      --
                                                               2003        1.000           1.077                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Strategic Income Portfolio (5/04)                   2004        0.982           1.089                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.985                  21,345
                                                               2003        1.000           0.997                      --

   Smith Barney Aggressive Growth Portfolio (11/99)            2004        1.135           1.219                  19,728
                                                               2003        1.000           1.135                      --

   Smith Barney High Income Portfolio (11/99)                  2004        1.100           1.187                      --
                                                               2003        1.000           1.100                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.167           1.144                  17,873
                                                               2003        1.000           1.167                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.157           1.248                      --
                                                               2003        1.000           1.157                      --

   Smith Barney Money Market Portfolio (11/99)                 2004        0.993           0.978                      --
                                                               2003        1.000           0.993                      --

   Strategic Equity Portfolio (11/99)                          2004        1.115           1.201                      --
                                                               2003        1.000           1.115                      --

   Travelers Managed Income Portfolio (11/99)                  2004        1.028           1.033                  23,953
                                                               2003        1.000           1.028                      --

   Van Kampen Enterprise Portfolio (11/99)                     2004        1.127           1.144                      --
                                                               2003        1.000           1.127                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2004        1.114           1.165                      --
                                                               2003        1.000           1.114                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.233           1.393                      --
                                                               2003        1.000           1.233                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2004        1.140           1.284                      --
                                                               2003        1.000           1.140                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2004        1.197           1.457                      --
                                                               2003        1.000           1.197                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.40%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.119           1.215                  35,600
                                                               2003        1.000           1.119                   2,538

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.092           1.155                  54,931
                                                               2003        1.000           1.092                  54,932

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.186           1.314                  90,750
                                                               2003        1.000           1.186                  42,498

   Growth Fund - Class 2 Shares (11/99)                        2004        1.148           1.260                 390,357
                                                               2003        1.000           1.148                  77,164

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.145           1.234                 571,443
                                                               2003        1.000           1.145                 266,304

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        1.191           1.296                  32,427
                                                               2003        1.000           1.191                  32,847

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.116           1.227                  16,357
                                                               2003        1.000           1.116                   2,701

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.261           1.536                  11,240
                                                               2003        1.000           1.261                   9,470

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.174           1.359                 176,541
                                                               2003        1.000           1.174                  90,643

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2004        1.160           1.314                      --
                                                               2003        1.000           1.160                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2004        1.118           1.188                 115,192
                                                               2003        1.000           1.118                  34,635

   Diversified Strategic Income Portfolio (11/99)              2004        1.056           1.100                  40,885
                                                               2003        1.000           1.056                      --

   Equity Index Portfolio - Class II Shares (11/99)            2004        1.128           1.214                  48,222
                                                               2003        1.000           1.128                      --

   Fundamental Value Portfolio (12/99)                         2004        1.167           1.233                  59,018
                                                               2003        1.000           1.167                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.140           1.341                      --
                                                               2003        1.000           1.140                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.172           1.314                      --
                                                               2003        1.000           1.172                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.139           1.253                 128,993
                                                               2003        1.000           1.139                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.154           1.398                  31,233
                                                               2003        1.000           1.154                  22,683

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.073           1.197                     768
                                                               2003        1.000           1.073                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.066           1.195                  32,246
                                                               2003        1.000           1.066                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.044           1.111                 230,157
                                                               2003        1.000           1.044                  27,851

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.023           1.048                 207,832
                                                               2003        1.000           1.023                  55,309

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.179           1.337                      --
                                                               2003        1.000           1.179                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.235           1.521                  40,678
                                                               2003        1.000           1.235                  40,678

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.168           1.236                   2,131
                                                               2003        1.000           1.168                   1,623

   Investors Fund - Class I (11/99)                            2004        1.146           1.234                  11,756
                                                               2003        1.000           1.146                  18,100

   Small Cap Growth Fund - Class I (11/99)                     2004        1.235           1.388                  19,666
                                                               2003        1.000           1.235                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.100           1.110                   1,257
                                                               2003        1.000           1.100                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.150           1.155                      --
                                                               2003        1.000           1.150                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.127           1.174               1,109,311
                                                               2003        1.000           1.127                 275,157

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.088           1.115               1,160,527
                                                               2003        1.000           1.088                 159,079

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.139           1.226                 859,342
                                                               2003        1.000           1.139                  86,060

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.121           1.168                  37,462
                                                               2003        1.000           1.121                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2004        1.131           1.213                   1,053
                                                               2003        1.000           1.131                      --

   Large Cap Portfolio (11/99)                                 2004        1.122           1.167                      --
                                                               2003        1.000           1.122                      --

   Lazard International Stock Portfolio (8/02)                 2004        1.157           1.308                  10,948
                                                               2003        1.000           1.157                   8,972

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.088           1.231                      --
                                                               2003        1.000           1.088                      --

   MFS Emerging Growth Portfolio (11/99)                       2004        1.104           1.215                      --
                                                               2003        1.000           1.104                      --

   MFS Value Portfolio (5/04)                                  2004        0.972           1.115                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.126           1.221                      --
                                                               2003        1.000           1.126                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2004        1.135           1.180                      --
                                                               2003        1.000           1.135                      --

   MFS Total Return Portfolio (11/99)                          2004        1.077           1.172                 271,246
                                                               2003        1.000           1.077                  23,587

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.982           1.088                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.996           0.984                   2,307
                                                               2003        1.000           0.996                      --

   Smith Barney Aggressive Growth Portfolio (11/99)            2004        1.134           1.218                 152,426
                                                               2003        1.000           1.134                 115,226

   Smith Barney High Income Portfolio (11/99)                  2004        1.100           1.186                  78,890
                                                               2003        1.000           1.100                  10,679

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.167           1.144                  89,014
                                                               2003        1.000           1.167                  78,921

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.157           1.247                  24,204
                                                               2003        1.000           1.157                   4,542

   Smith Barney Money Market Portfolio (11/99)                 2004        0.993           0.978                  13,129
                                                               2003        1.000           0.993                 355,494

   Strategic Equity Portfolio (11/99)                          2004        1.115           1.200                      --
                                                               2003        1.000           1.115                      --

   Travelers Managed Income Portfolio (11/99)                  2004        1.028           1.032                 224,013
                                                               2003        1.000           1.028                  26,182

   Van Kampen Enterprise Portfolio (11/99)                     2004        1.127           1.143                  32,748
                                                               2003        1.000           1.127                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2004        1.114           1.164                   8,789
                                                               2003        1.000           1.114                     229

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.233           1.392                      --
                                                               2003        1.000           1.233                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2004        1.139           1.283                  12,533
                                                               2003        1.000           1.139                  12,030

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2004        1.196           1.456                  20,420
                                                               2003        1.000           1.196                  14,418

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.238           1.344                 114,276
                                                               2003        0.960           1.238                  88,029

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.141           1.206                  36,520
                                                               2003        0.947           1.141                  27,611

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.299           1.439                 821,906
                                                               2003        0.984           1.299                 579,425

   Growth Fund - Class 2 Shares (11/99)                        2004        1.282           1.408               2,649,329
                                                               2003        0.960           1.282               1,571,576

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.255           1.352               3,175,477
                                                               2003        0.971           1.255               2,119,583

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        1.297           1.411                 385,792
                                                               2003        0.968           1.297                 328,001

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.214           1.334                 650,674
                                                               2003        0.994           1.214                 458,930

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.438           1.750                 111,684
                                                               2003        1.000           1.438                  44,071

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.275           1.475                 576,751
                                                               2003        0.988           1.275                 252,135

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2004        1.259           1.425                  25,772
                                                               2003        0.976           1.259                   2,057
                                                               2002        1.000           0.976                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2004        1.187           1.260                 569,244
                                                               2003        0.977           1.187                 501,351

   Diversified Strategic Income Portfolio (11/99)              2004        1.101           1.147                 358,207
                                                               2003        1.010           1.101                 256,584

   Equity Index Portfolio - Class II Shares (11/99)            2004        1.205           1.296                  86,299
                                                               2003        0.967           1.205                  65,914

   Fundamental Value Portfolio (12/99)                         2004        1.306           1.379                 802,112
                                                               2003        0.965           1.306                 799,789

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.292           1.519                  74,724
                                                               2003        0.983           1.292                  61,684

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.326           1.487                 243,815
                                                               2003        1.000           1.326                  85,338

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.236           1.358                 590,460
                                                               2003        1.000           1.236                 321,133

   Mid-Cap Value Portfolio (5/03)                              2004        1.251           1.514                 527,627
                                                               2003        1.000           1.251                 204,552

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.073           1.196                 236,985
                                                               2003        1.000           1.073                   2,903

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.066           1.194                 203,476
                                                               2003        1.000           1.066                     240

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.041           1.106                 602,161
                                                               2003        1.000           1.041                 397,814

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.037           1.061               2,364,335
                                                               2003        1.012           1.037               1,779,865

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.247           1.414                 123,675
                                                               2003        0.994           1.247                 141,914

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.426           1.756                  89,169
                                                               2003        0.977           1.426                  48,389

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.302           1.376                 206,538
                                                               2003        0.960           1.302                 167,690

   Investors Fund - Class I (11/99)                            2004        1.238           1.333                 201,989
                                                               2003        0.958           1.238                 171,462

   Small Cap Growth Fund - Class I (11/99)                     2004        1.409           1.583                 194,919
                                                               2003        0.969           1.409                 117,984

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.160           1.170                  24,985
                                                               2003        0.963           1.160                  20,788

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.258           1.262                 170,523
                                                               2003        0.960           1.258                 127,274

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.243           1.293               3,172,663
                                                               2003        0.969           1.243               1,911,734
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.165           1.194               2,807,996
                                                               2003        0.979           1.165               1,583,911
                                                               2002        1.000           0.979                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.235           1.329                 105,353
                                                               2003        0.962           1.235                  57,917
                                                               2002        1.000           0.962                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.210           1.261                 190,222
                                                               2003        0.961           1.210                  95,903
                                                               2002        1.000           0.961                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2004        1.226           1.315                 312,955
                                                               2003        0.958           1.226                 228,153

   Large Cap Portfolio (11/99)                                 2004        1.176           1.222                 101,957
                                                               2003        0.966           1.176                 100,664

   Lazard International Stock Portfolio (8/02)                 2004        1.256           1.419                  68,612
                                                               2003        1.001           1.256                  42,730

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.150           1.301                 126,310
                                                               2003        0.973           1.150                  85,949

   MFS Emerging Growth Portfolio (11/99)                       2004        1.223           1.346                  19,855
                                                               2003        0.971           1.223                  18,671

   MFS Value Portfolio (5/04)                                  2004        0.972           1.114                   8,026

   Pioneer Fund Portfolio (5/03)                               2004        1.208           1.310                 109,780
                                                               2003        1.000           1.208                  15,008

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2004        1.220           1.268                  90,190
                                                               2003        0.967           1.220                  89,135

   MFS Total Return Portfolio (11/99)                          2004        1.121           1.219               1,534,701
                                                               2003        0.986           1.121               1,669,877

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.982           1.088                  24,688

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.996           0.983                 302,874
                                                               2003        1.000           0.996                  47,603

   Smith Barney Aggressive Growth Portfolio (11/99)            2004        1.248           1.339                 755,310
                                                               2003        0.951           1.248                 826,554

   Smith Barney High Income Portfolio (11/99)                  2004        1.253           1.351                 594,031
                                                               2003        1.007           1.253                 579,482

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.362           1.334                 450,163
                                                               2003        0.946           1.362                 394,331

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.236           1.332                 382,768
                                                               2003        0.976           1.236                 311,907

   Smith Barney Money Market Portfolio (11/99)                 2004        0.982           0.966                 451,070
                                                               2003        0.999           0.982                 611,970

   Strategic Equity Portfolio (11/99)                          2004        1.254           1.348                  39,721
                                                               2003        0.969           1.254                  36,786

   Travelers Managed Income Portfolio (11/99)                  2004        1.073           1.077                 953,896
                                                               2003        1.014           1.073                 888,204

   Van Kampen Enterprise Portfolio (11/99)                     2004        1.184           1.200                  11,065
                                                               2003        0.966           1.184                  12,206

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2004        1.192           1.245                 143,021
                                                               2003        0.959           1.192                 139,962

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.350           1.523                  66,918
                                                               2003        0.974           1.350                  66,935

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2004        1.242           1.397                 326,764
                                                               2003        0.991           1.242                 213,718

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2004        1.330           1.618                 480,220
                                                               2003        0.986           1.330                 212,265

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.000           1.080                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.000           1.057                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.000           1.112                      --

   Growth Fund - Class 2 Shares (11/99)                        2004        1.000           1.085                      --

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.000           1.064                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        1.000           1.084                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.000           1.099                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.000           1.260                      --

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.000           1.155                      --

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2004        1.000           1.119                      --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2004        1.000           1.056                      --

   Diversified Strategic Income Portfolio (11/99)              2004        1.000           1.069                      --

   Equity Index Portfolio - Class II Shares (11/99)            2004        1.000           1.069                      --

   Fundamental Value Portfolio (12/99)                         2004        1.000           1.057                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.000           1.129                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.000           1.125                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.000           1.099                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.000           1.160                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.000           1.116                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.000           1.118                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.000           1.067                      --

   Total Return Portfolio - Administrative Class (5/01)        2004        1.000           1.043                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.000           1.158                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.000           1.192                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.000           1.056                      --

   Investors Fund - Class I (11/99)                            2004        1.000           1.079                      --

   Small Cap Growth Fund - Class I (11/99)                     2004        1.000           1.165                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.000           1.015                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Smith Barney Premier Selections All Cap Growth              2004        1.000           1.025                      --
   Portfolio (5/01)

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.000           1.038                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.000           1.030                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.000           1.066                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.000           1.032                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2004        1.000           1.101                      --

   Large Cap Portfolio (11/99)                                 2004        1.000           1.048                      --

   Lazard International Stock Portfolio (8/02)                 2004        1.000           1.144                      --

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.000           1.123                      --

   MFS Emerging Growth Portfolio (11/99)                       2004        1.000           1.081                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.125                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.000           1.092                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2004        1.000           1.054                      --

   MFS Total Return Portfolio (11/99)                          2004        1.000           1.095                      --

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.103                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        1.000           0.997                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Smith Barney Aggressive Growth Portfolio (11/99)            2004        1.000           1.065                      --

   Smith Barney High Income Portfolio (11/99)                  2004        1.000           1.084                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.000           0.989                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.000           1.094                      --

   Smith Barney Money Market Portfolio (11/99)                 2004        1.000           0.993                      --

   Strategic Equity Portfolio (11/99)                          2004        1.000           1.097                      --

   Travelers Managed Income Portfolio (11/99)                  2004        1.000           1.028                      --

   Van Kampen Enterprise Portfolio (11/99)                     2004        1.000           1.036                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2004        1.000           1.058                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.000           1.168                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2004        1.000           1.107                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2004        1.000           1.226                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.55%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.000           1.080                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.000           1.057                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.000           1.112                      --

   Growth Fund - Class 2 Shares (11/99)                        2004        1.000           1.085                     758

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.000           1.064                     766

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        1.000           1.084                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.000           1.099                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.000           1.260                  11,772

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.000           1.155                  63,377

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2004        1.000           1.118                      --

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2004        1.000           1.055                      --

   Diversified Strategic Income Portfolio (11/99)              2004        1.000           1.069                      --

   Equity Index Portfolio - Class II Shares (11/99)            2004        1.000           1.069                      --

   Fundamental Value Portfolio (12/99)                         2004        1.000           1.057                      --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.000           1.129                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.000           1.125                  64,090

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.000           1.098                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.000           1.159                  63,332

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.000           1.116                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.000           1.118                     740

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.000           1.066                  60,172

   Total Return Portfolio - Administrative Class (5/01)        2004        1.000           1.043                     249

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.000           1.158                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.000           1.192                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.000           1.056                      --

   Investors Fund - Class I (11/99)                            2004        1.000           1.078                      --

   Small Cap Growth Fund - Class I (11/99)                     2004        1.000           1.165                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.000           1.015                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.000           1.025                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.000           1.038                      --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.000           1.030                      --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.000           1.065                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.000           1.032                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2004        1.000           1.101                      --

   Large Cap Portfolio (11/99)                                 2004        1.000           1.047                      --

   Lazard International Stock Portfolio (8/02)                 2004        1.000           1.144                      --

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.000           1.123                      --

   MFS Emerging Growth Portfolio (11/99)                       2004        1.000           1.080                      --

   MFS Value Portfolio (5/04)                                  2004        1.000           1.125                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.000           1.092                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2004        1.000           1.053                      --

   MFS Total Return Portfolio (11/99)                          2004        1.000           1.095                     983

   Pioneer Strategic Income Portfolio (5/04)                   2004        1.000           1.103                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        1.000           0.997                      --

   Smith Barney Aggressive Growth Portfolio (11/99)            2004        1.000           1.065                      --

   Smith Barney High Income Portfolio (11/99)                  2004        1.000           1.083                      --

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.000           0.989                      --

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.000           1.093                      --

   Smith Barney Money Market Portfolio (11/99)                 2004        1.000           0.992                      --

   Strategic Equity Portfolio (11/99)                          2004        1.000           1.097                      --

   Travelers Managed Income Portfolio (11/99)                  2004        1.000           1.028                      --

   Van Kampen Enterprise Portfolio (11/99)                     2004        1.000           1.035                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2004        1.000           1.058                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.000           1.168                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2004        1.000           1.106                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2004        1.000           1.226                  19,636

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.60%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2004        1.118           1.211                      --
                                                               2003        1.000           1.118                      --

   AllianceBernstein Premier Growth Portfolio -
   Class B (11/99)                                             2004        1.091           1.151                      --
                                                               2003        1.000           1.091                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2004        1.185           1.310                 132,455
                                                               2003        1.000           1.185                  14,783

   Growth Fund - Class 2 Shares (11/99)                        2004        1.147           1.257                 252,460
                                                               2003        1.000           1.147                  52,996

   Growth-Income Fund - Class 2 Shares (11/99)                 2004        1.144           1.231                 284,717
                                                               2003        1.000           1.144                  90,555

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (11/99)            2004        1.190           1.293                   4,453
                                                               2003        1.000           1.190                   4,453

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.115           1.224                  45,881
                                                               2003        1.000           1.115                  24,126

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.260           1.531                      --
                                                               2003        1.000           1.260                      --

   Templeton Foreign Securities Fund - Class 2
   Shares (11/99)                                              2004        1.173           1.355                  18,261
                                                               2003        1.000           1.173                  13,468

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2004        1.159           1.310                   1,520
                                                               2003        1.000           1.159                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2004        1.117           1.184                  17,157
                                                               2003        1.000           1.117                  16,356

   Diversified Strategic Income Portfolio (11/99)              2004        1.055           1.097                  17,356
                                                               2003        1.000           1.055                   6,423

   Equity Index Portfolio - Class II Shares (11/99)            2004        1.127           1.211                  61,266
                                                               2003        1.000           1.127                  19,639

   Fundamental Value Portfolio (12/99)                         2004        1.166           1.230                  97,447
                                                               2003        1.000           1.166                  52,593

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.139           1.337                      --
                                                               2003        1.000           1.139                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.171           1.310                      --
                                                               2003        1.000           1.171                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.138           1.249                  56,426
                                                               2003        1.000           1.138                  34,762

   Mid-Cap Value Portfolio (5/03)                              2004        1.153           1.394                  14,386
                                                               2003        1.000           1.153                  14,386

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2004        1.073           1.194                      --
                                                               2003        1.000           1.073                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (11/03)                                           2004        1.066           1.192                      --
                                                               2003        1.000           1.066                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.044           1.107                  24,778
                                                               2003        1.000           1.044                   8,388

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Total Return Portfolio - Administrative Class (5/01)        2004        1.022           1.045                  72,778
                                                               2003        1.000           1.022                  18,097

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.178           1.334                      --
                                                               2003        1.000           1.178                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.234           1.517                   4,533
                                                               2003        1.000           1.234                   4,533

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2004        1.168           1.232                  39,766
                                                               2003        1.000           1.168                      --

   Investors Fund - Class I (11/99)                            2004        1.145           1.231                   1,563
                                                               2003        1.000           1.145                      --

   Small Cap Growth Fund - Class I (11/99)                     2004        1.234           1.384                  12,808
                                                               2003        1.000           1.234                  12,808

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        1.099           1.107                   2,540
                                                               2003        1.000           1.099                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2004        1.149           1.152                      --
                                                               2003        1.000           1.149                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2004        1.126           1.170                 515,656
                                                               2003        1.000           1.126                 148,388

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2004        1.087           1.112                 462,376
                                                               2003        1.000           1.087                  83,053

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2004        1.138           1.222                  58,675
                                                               2003        1.000           1.138                  24,738

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2004        1.120           1.165                  19,488
                                                               2003        1.000           1.120                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)                             2004        1.130           1.210                  12,164
                                                               2003        1.000           1.130                   3,725

   Large Cap Portfolio (11/99)                                 2004        1.121           1.164                      --
                                                               2003        1.000           1.121                      --

   Lazard International Stock Portfolio (8/02)                 2004        1.156           1.304                      --
                                                               2003        1.000           1.156                      --

   Merrill Lynch Large Cap Core Portfolio (11/99)              2004        1.087           1.228                      --
                                                               2003        1.000           1.087                      --

   MFS Emerging Growth Portfolio (11/99)                       2004        1.103           1.212                      --
                                                               2003        1.000           1.103                      --

   MFS Value Portfolio (5/04)                                  2004        0.972           1.113                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.125           1.218                      --
                                                               2003        1.000           1.125                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)                   2004        1.134           1.177                     790
                                                               2003        1.000           1.134                     791

   MFS Total Return Portfolio (11/99)                          2004        1.076           1.169                 154,091
                                                               2003        1.000           1.076                  92,014

   Pioneer Strategic Income Portfolio (5/04)                   2004        0.982           1.087                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.996           0.982                  63,731
                                                               2003        1.000           0.996                  29,937

   Smith Barney Aggressive Growth Portfolio (11/99)            2004        1.134           1.214                  81,543
                                                               2003        1.000           1.134                  71,394

   Smith Barney High Income Portfolio (11/99)                  2004        1.099           1.183                  67,955
                                                               2003        1.000           1.099                   2,317

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                           2004        1.166           1.140                  24,720
                                                               2003        1.000           1.166                  24,722

   Smith Barney Mid Cap Core Portfolio (11/99)                 2004        1.156           1.244                      --
                                                               2003        1.000           1.156                      --

   Smith Barney Money Market Portfolio (11/99)                 2004        0.992           0.975                      --
                                                               2003        1.000           0.992                      --

   Strategic Equity Portfolio (11/99)                          2004        1.114           1.197                   6,418
                                                               2003        1.000           1.114                   3,281

   Travelers Managed Income Portfolio (11/99)                  2004        1.027           1.029                      --
                                                               2003        1.000           1.027                      --

   Van Kampen Enterprise Portfolio (11/99)                     2004        1.126           1.140                      --
                                                               2003        1.000           1.126                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2004        1.113           1.161                  14,111
                                                               2003        1.000           1.113                  14,111

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.232           1.388                   3,347
                                                               2003        1.000           1.232                   3,347

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (11/99)             2004        1.139           1.280                  53,535
                                                               2003        1.000           1.139                  23,369

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/02)                  2004        1.195           1.452                      --
                                                               2003        1.000           1.195                      --

                                      NOTES

Effective 07/26/2004 Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund - Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund - Class III.

Effective 11/01/2004 Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.

ANNUAL REPORT
DECEMBER 31, 2004



















             THE TRAVELERS SEPARATE ACCOUNT TEN
             FOR VARIABLE ANNUITIES















[TRAVELERS LIFE & ANNUITY LOGO OMITTED]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT  0610

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004



                                     CAPITAL APPRECIATION     HIGH YIELD BOND                              MONEY MARKET
                                             FUND                  TRUST         MANAGED ASSETS TRUST       PORTFOLIO
                                     --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:      $            524,258  $             74,533  $             14,141  $          1,973,798

   Receivables:
      Dividends ...................                    --                    --                    --                 1,735
                                     --------------------  --------------------  --------------------  --------------------

         Total Assets .............               524,258                74,533                14,141             1,975,533
                                     --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities ........                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

NET ASSETS: .......................  $            524,258  $             74,533  $             14,141  $          1,975,533
                                     ====================  ====================  ====================  ====================




                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004



                                     AIM V.I. CAPITAL      AIM V.I. MID CAP          AIM V.I.          ALLIANCEBERNSTEIN
                                     APPRECIATION FUND -   CORE EQUITY FUND -     PREMIER EQUITY       GROWTH AND INCOME
                                         SERIES II             SERIES II          FUND - SERIES I     PORTFOLIO - CLASS B
                                    --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:      $            176,692  $            257,689  $          1,315,701  $          4,931,944

   Receivables:
      Dividends ...................                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

         Total Assets .............               176,692               257,689             1,315,701             4,931,944
                                     --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities ........                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

NET ASSETS: .......................  $            176,692  $            257,689  $          1,315,701  $          4,931,944
                                     ====================  ====================  ====================  ====================




                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004




 ALLIANCEBERNSTEIN                                                                     CREDIT SUISSE TRUST    DELAWARE VIP REIT
  PREMIER GROWTH     GLOBAL GROWTH FUND -     GROWTH FUND -      GROWTH-INCOME FUND -   EMERGING MARKETS      SERIES - STANDARD
PORTFOLIO - CLASS B     CLASS 2 SHARES       CLASS 2 SHARES        CLASS 2 SHARES          PORTFOLIO                CLASS
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$          7,096,410 $         29,725,147  $         84,436,695  $         95,895,393  $            149,793  $          2,696,196

                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

           7,096,410           29,725,147            84,436,695            95,895,393               149,793             2,696,196
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

$          7,096,410 $         29,725,147  $         84,436,695  $         95,895,393  $            149,793  $          2,696,196
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                 DECEMBER 31, 2004




                                         DREYFUS VIF          DREYFUS VIF          FRANKLIN RISING
                                        APPRECIATION       DEVELOPING LEADERS         DIVIDENDS              FRANKLIN
                                     PORTFOLIO - INITIAL   PORTFOLIO - INITIAL     SECURITIES FUND -     SMALL CAP FUND -
                                            SHARES               SHARES             CLASS 2 SHARES        CLASS 2 SHARES
                                     --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:      $            482,382  $          1,638,697  $            432,196  $         12,822,321

   Receivables:
      Dividends ...................                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

         Total Assets .............               482,382             1,638,697               432,196            12,822,321
                                     --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities ........                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

NET ASSETS: .......................  $            482,382  $          1,638,697  $            432,196  $         12,822,321
                                     ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004




                         TEMPLETON             TEMPLETON
   MUTUAL SHARES      DEVELOPING MARKETS   FOREIGN SECURITIES     TEMPLETON GROWTH
 SECURITIES FUND -     SECURITIES FUND -     FUND - CLASS 2       SECURITIES FUND -       APPRECIATION       DIVERSIFIED STRATEGIC
  CLASS 2 SHARES        CLASS 2 SHARES            SHARES            CLASS 2 SHARES         PORTFOLIO           INCOME PORTFOLIO
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$         16,194,785 $          3,774,433  $         18,336,173  $          2,282,982  $         32,703,122  $         17,036,164

                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

          16,194,785            3,774,433            18,336,173             2,282,982            32,703,122            17,036,164
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

$         16,194,785 $          3,774,433  $         18,336,173  $          2,282,982  $         32,703,122  $         17,036,164
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                 DECEMBER 31, 2004



                                                                                   SALOMON BROTHERS       SALOMON BROTHERS
                                        EQUITY INDEX                             VARIABLE AGGRESSIVE    VARIABLE AGGRESSIVE
                                         PORTFOLIO -        FUNDAMENTAL VALUE       GROWTH  FUND -         GROWTH  FUND -
                                       CLASS II SHARES          PORTFOLIO          CLASS I SHARES         CLASS II SHARES
                                     --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:      $         15,368,977  $         46,065,023  $            716,145  $            573,381

   Receivables:
      Dividends ...................                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

         Total Assets .............            15,368,977            46,065,023               716,145               573,381
                                     --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities ........                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

NET ASSETS: .......................  $         15,368,977  $         46,065,023  $            716,145  $            573,381
                                     ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004




  SALOMON BROTHERS
  VARIABLE GROWTH &                        GLOBAL LIFE SCIENCES    GLOBAL TECHNOLOGY     MID CAP GROWTH        WORLDWIDE GROWTH
    INCOME FUND -    BALANCED PORTFOLIO -  PORTFOLIO - SERVICE    PORTFOLIO - SERVICE  PORTFOLIO - SERVICE   PORTFOLIO - SERVICE
   CLASS I SHARES       SERVICE SHARES            SHARES                SHARES                SHARES                SHARES
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$             85,228 $          1,320,569  $             57,876  $            183,807  $          3,207,895  $            279,912


                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

              85,228            1,320,569                57,876               183,807             3,207,895               279,912
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------




                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

$             85,228 $          1,320,569  $             57,876  $            183,807  $          3,207,895  $            279,912
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004



                                                                                                       MERRILL LYNCH GLOBAL
                                      LAZARD RETIREMENT     GROWTH AND INCOME       MID-CAP VALUE        ALLOCATION V.I.
                                     SMALL CAP PORTFOLIO        PORTFOLIO             PORTFOLIO          FUND - CLASS III
                                     --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:      $          2,845,188  $         11,266,682  $         13,371,701  $          1,411,604

   Receivables:
      Dividends ...................                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

         Total Assets .............             2,845,188            11,266,682            13,371,701             1,411,604
                                     --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities ........                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

NET ASSETS: .......................  $          2,845,188  $         11,266,682  $         13,371,701  $          1,411,604
                                     ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004



                      OPPENHEIMER CAPITAL
MERRILL LYNCH VALUE      APPRECIATION       OPPENHEIMER GLOBAL    OPPENHEIMER MAIN        REAL RETURN           TOTAL RETURN
 OPPORTUNITIES V.I.    FUND/VA - SERVICE    SECURITIES FUND/VA -   STREET FUND/VA -       PORTFOLIO -            PORTFOLIO -
  FUND - CLASS III          SHARES            SERVICE SHARES       SERVICE SHARES      ADMINISTRATIVE CLASS  ADMINISTRATIVE CLASS
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$          1,438,435 $            121,829  $            262,705  $              2,157  $         13,747,211  $         67,209,226


                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

           1,438,435              121,829               262,705                 2,157            13,747,211            67,209,226
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------




                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

$          1,438,435 $            121,829  $            262,705  $              2,157  $         13,747,211  $         67,209,226
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                 DECEMBER 31, 2004



                                                                                   PIONEER EMERGING
                                       PIONEER AMERICA      PIONEER BALANCED         MARKETS VCT          PIONEER EQUITY
                                     INCOME VCT PORTFOLIO    VCT PORTFOLIO -          PORTFOLIO -      INCOME VCT PORTFOLIO -
                                     - CLASS II SHARES       CLASS II SHARES       CLASS II SHARES       CLASS II SHARES
                                     --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:      $            220,012  $             66,928  $            103,877  $            676,467

   Receivables:
      Dividends ...................                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

         Total Assets .............               220,012                66,928               103,877               676,467
                                     --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities ........                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

NET ASSETS: .......................  $            220,012  $             66,928  $            103,877  $            676,467
                                     ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004



 PIONEER EUROPE VCT    PIONEER FUND VCT   PIONEER GROWTH SHARES   PIONEER HIGH YIELD   PIONEER INTERNATIONAL   PIONEER MIDACAP
PORTFOLIO - CLASS II   PORTFOLIO - CLASS     VCT PORTFOLIO -       VCT PORTFOLIO -     VALUE VCT PORTFOLIO -  VALUE VCT PORTFOLIO -
     SHARES                II SHARES         CLASS II SHARES       CLASS II SHARES       CLASS II SHARES        CLASS II SHARES
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$             18,142 $            392,070  $             22,568  $            792,361  $             36,102  $            142,645


                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

              18,142              392,070                22,568               792,361                36,102               142,645
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------




                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

$             18,142 $            392,070  $             22,568  $            792,361  $             36,102  $            142,645
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004



                                      PIONEER OAK RIDGE    PIONEER PAPP SMALL &  PIONEER REAL ESTATE    PIONEER SMALL CAP
                                      LARGE CAP GROWTH      MID CAP GROWTH VCT       SHARES VCT             VALUE VCT
                                       VCT PORTFOLIO -         PORTFOLIO -           PORTFOLIO -           PORTFOLIO -
                                        CLASS II SHARES       CLASS II SHARES      CLASS II SHARES       CLASS II SHARES
                                     --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:      $            193,189  $             19,014  $             74,204  $            100,548

   Receivables:
      Dividends ...................                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

         Total Assets .............               193,189                19,014                74,204               100,548
                                     --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities ........                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

NET ASSETS: .......................  $            193,189  $             19,014  $             74,204  $            100,548
                                     ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004



   PIONEER SMALL       PIONEER STRATEGIC                                                    PUTNAM VT
    COMPANY VCT           INCOME VCT        PIONEER VALUE VCT    PUTNAM VT DISCOVERY   INTERNATIONAL EQUITY  PUTNAM VT SMALL CAP
PORTFOLIO - CLASS II      PORTFOLIO -      PORTFOLIO - CLASS II      GROWTH FUND -         FUND - CLASS IB    VALUE FUND - CLASS
     SHARES            CLASS II SHARES           SHARES            CLASS IB SHARES            SHARES               IB SHARES
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$             29,296 $            761,535  $            269,285  $            494,177  $          3,323,410  $          7,923,169


                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

              29,296              761,535               269,285               494,177             3,323,410             7,923,169
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------




                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

$             29,296 $            761,535  $            269,285  $            494,177  $          3,323,410  $          7,923,169
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                 DECEMBER 31, 2004


                                        ALL CAP FUND -        INVESTORS FUND -     LARGE CAP GROWTH      SMALL CAP GROWTH
                                           CLASS I                CLASS I           FUND - CLASS I        FUND - CLASS I
                                     --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:      $         19,251,362  $         13,955,931  $            584,721  $          8,374,068

   Receivables:
      Dividends ...................                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

         Total Assets .............            19,251,362            13,955,931               584,721             8,374,068
                                     --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities ........                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

NET ASSETS: .......................  $         19,251,362  $         13,955,931  $            584,721  $          8,374,068
                                     ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004



                                                                                       MULTIPLE DISCIPLINE   MULTIPLE DISCIPLINE
                         SMITH BARNEY      SMITH BARNEY PREMIER  MULTIPLE DISCIPLINE   PORTFOLIO - BALANCED   PORTFOLIO - GLOBAL
 TOTAL RETURN FUND -  DIVIDEND STRATEGY     SELECTIONS ALL CAP   PORTFOLIO - ALL CAP    ALL CAP GROWTH AND    ALL CAP GROWTH AND
     CLASS II             PORTFOLIO          GROWTH PORTFOLIO     GROWTH AND VALUE            VALUE                  VALUE
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$             81,341 $          2,664,667  $          2,814,257  $        114,555,473  $         84,896,312  $         20,667,341


                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

              81,341            2,664,667             2,814,257           114,555,473            84,896,312            20,667,341
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------




                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

$             81,341 $          2,664,667  $          2,814,257  $        114,555,473  $         84,896,312  $         20,667,341
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                 DECEMBER 31, 2004



                                     MULTIPLE DISCIPLINE      CONVERTIBLE
                                     PORTFOLIO - LARGE CAP     SECURITIES        DISCIPLINED MID CAP      EQUITY INCOME
                                       GROWTH AND VALUE         PORTFOLIO          STOCK PORTFOLIO          PORTFOLIO
                                     --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:      $         10,740,910  $          5,230,152  $          1,132,200  $         16,268,496

   Receivables:
      Dividends ...................                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

         Total Assets .............            10,740,910             5,230,152             1,132,200            16,268,496
                                     --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities ........                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

NET ASSETS: .......................  $         10,740,910  $          5,230,152  $          1,132,200  $         16,268,496
                                     ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004



FEDERATED HIGH YIELD   FEDERATED STOCK                           LAZARD INTERNATIONAL  MERRILL LYNCH LARGE       MFS EMERGING
     PORTFOLIO            PORTFOLIO        LARGE CAP PORTFOLIO     STOCK PORTFOLIO      CAP CORE PORTFOLIO     GROWTH PORTFOLIO
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$          2,757,630 $            151,710  $          6,234,655  $          5,099,947  $          2,980,702  $          4,949,263


                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

           2,757,630              151,710             6,234,655             5,099,947             2,980,702             4,949,263
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------




                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

$          2,757,630 $            151,710  $          6,234,655  $          5,099,947  $          2,980,702  $          4,949,263
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                 DECEMBER 31, 2004



                                      MFS MID CAP GROWTH        MFS VALUE           PIONEER FUND        TRAVELERS QUALITY
                                          PORTFOLIO             PORTFOLIO            PORTFOLIO            BOND PORTFOLIO
                                     --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:      $          1,293,124  $            232,335  $          1,327,779  $          2,976,487

   Receivables:
      Dividends ...................                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

         Total Assets .............             1,293,124               232,335             1,327,779             2,976,487
                                     --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities ........                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

NET ASSETS: .......................  $          1,293,124  $            232,335  $          1,327,779  $          2,976,487
                                     ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004



                         AIM CAPITAL                                                    SB ADJUSTABLE RATE       SMITH BARNEY
  U.S. GOVERNMENT       APPRECIATION         MFS TOTAL RETURN     PIONEER STRATEGIC     INCOME PORTFOLIO -     AGGRESSIVE GROWTH
SECURITIES PORTFOLIO      PORTFOLIO             PORTFOLIO          INCOME PORTFOLIO       CLASS I SHARES           PORTFOLIO
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$             33,351 $          4,464,817  $         68,423,185  $            283,104  $          4,895,514  $         64,061,769


                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

              33,351            4,464,817            68,423,185               283,104             4,895,514            64,061,769
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------




                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

$             33,351 $          4,464,817  $         68,423,185  $            283,104  $          4,895,514  $         64,061,769
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                 DECEMBER 31, 2004



                                                              SMITH BARNEY                              SMITH BARNEY LARGE
                                      SMITH BARNEY HIGH     INTERNATIONAL ALL    SMITH BARNEY LARGE       CAPITALIZATION
                                       INCOME PORTFOLIO    CAP GROWTH PORTFOLIO  CAP VALUE PORTFOLIO     GROWTH PORTFOLIO
                                     --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:      $         27,422,936  $          2,736,046  $          8,889,771  $         28,370,470

   Receivables:
      Dividends ...................                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

         Total Assets .............            27,422,936             2,736,046             8,889,771            28,370,470
                                     --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities ........                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

NET ASSETS: .......................  $         27,422,936  $          2,736,046  $          8,889,771  $         28,370,470
                                     ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004



  SMITH BARNEY MID    SMITH BARNEY MONEY    STRATEGIC EQUITY      TRAVELERS MANAGED        VAN KAMPEN        COMSTOCK PORTFOLIO -
 CAP CORE PORTFOLIO    MARKET PORTFOLIO        PORTFOLIO          INCOME PORTFOLIO     ENTERPRISE PORTFOLIO    CLASS II SHARES
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$         16,480,425 $         17,803,383  $          8,881,385  $         20,141,856  $          2,531,596  $          4,862,975


                  --               14,141                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

          16,480,425           17,817,524             8,881,385            20,141,856             2,531,596             4,862,975
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------




                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

$         16,480,425 $         17,817,524  $          8,881,385  $         20,141,856  $          2,531,596  $          4,862,975
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                 DECEMBER 31, 2004



                                                                                 SMITH BARNEY SMALL
                                       EMERGING GROWTH         ENTERPRISE            CAP GROWTH           CONTRAFUND(R)
                                     PORTFOLIO - CLASS I      PORTFOLIO -           OPPORTUNITIES      PORTFOLIO - SERVICE
                                            SHARES           CLASS II SHARES          PORTFOLIO               CLASS
                                     --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:      $          7,242,901  $             98,117  $          5,610,682  $         11,221,878

   Receivables:
      Dividends ...................                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

         Total Assets .............             7,242,901                98,117             5,610,682            11,221,878
                                     --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities ........                    --                    --                    --                    --
                                     --------------------  --------------------  --------------------  --------------------

NET ASSETS: .......................  $          7,242,901  $             98,117  $          5,610,682  $         11,221,878
                                     ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004



                       DYNAMIC CAPITAL
    CONTRAFUND(R)       APPRECIATION
PORTFOLIO - SERVICE      PORTFOLIO -        MID CAP PORTFOLIO -
       CLASS 2         SERVICE CLASS 2       SERVICE CLASS 2           COMBINED
-------------------- --------------------  --------------------  --------------------
$          3,176,929 $            266,609  $         15,358,198  $      1,182,644,955


                  --                   --                    --                15,876
-------------------- --------------------  --------------------  --------------------

           3,176,929              266,609            15,358,198         1,182,660,831
-------------------- --------------------  --------------------  --------------------




                  --                   --                    --                    --
-------------------- --------------------  --------------------  --------------------

$          3,176,929 $            266,609  $         15,358,198  $      1,182,660,831
==================== ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004




                                                         CAPITAL         HIGH YIELD BOND    MANAGED ASSETS      MONEY MARKET
                                                     APPRECIATION FUND         TRUST             TRUST            PORTFOLIO
                                                     -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
   Dividends ....................................... $              --  $           4,852  $             315  $          18,356
                                                     -----------------  -----------------  -----------------  -----------------

EXPENSES:
   Insurance charges ...............................             7,979                465                 55             33,620
   Administrative fees .............................               664                 33                  4              2,680
                                                     -----------------  -----------------  -----------------  -----------------

      Total expenses ...............................             8,643                498                 59             36,300
                                                     -----------------  -----------------  -----------------  -----------------

         Net investment income (loss) ..............            (8,643)             4,354                256            (17,944)
                                                     -----------------  -----------------  -----------------  -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................                --                  4                117                 --
      Realized gain (loss) on sale of investments ..            13,627                 16                  1                 --
                                                     -----------------  -----------------  -----------------  -----------------

         Realized gain (loss) ......................            13,627                 20                118                 --
                                                     -----------------  -----------------  -----------------  -----------------

      Change in unrealized gain (loss)
         on investments ............................            71,146             (1,239)               233                 --
                                                     -----------------  -----------------  -----------------  -----------------


   Net increase (decrease) in net assets
      resulting from operations .................... $          76,130  $           3,135  $             607  $         (17,944)
                                                     =================  =================  =================  =================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004




  AIM V.I. CAPITAL    AIM V.I. MID CAP          AIM V.I.          ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN
 APPRECIATION FUND -  CORE EQUITY FUND -     PREMIER EQUITY       GROWTH AND INCOME      PREMIER GROWTH      GLOBAL GROWTH FUND -
   SERIES II              SERIES II          FUND - SERIES I     PORTFOLIO - CLASS B   PORTFOLIO - CLASS B      CLASS 2 SHARES
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$                 -- $                 54  $              5,925  $             32,577  $                 --  $            110,665
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


               1,577                2,782                21,843                77,928                92,653               401,439
                 118                  199                 2,043                 6,593                10,196                37,272
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

               1,695                2,981                23,886                84,521               102,849               438,711
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

              (1,695)              (2,927)              (17,961)              (51,944)             (102,849)             (328,046)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



                  --               11,017                    --                    --                    --                    --
                  39                  179                20,783                38,145              (402,022)               50,718
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

                  39               11,196                20,783                38,145              (402,022)               50,718
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


              14,878               10,244                41,064               410,048               944,261             3,148,957
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



$             13,222 $             18,513  $             43,886  $            396,249  $            439,390  $          2,871,629
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004



                                                                          GROWTH-INCOME     CREDIT SUISSE     DELAWARE VIP REIT
                                                      GROWTH FUND -      FUND - CLASS 2     TRUST EMERGING    SERIES - STANDARD
                                                      CLASS 2 SHARES         SHARES        MARKETS PORTFOLIO        CLASS
                                                     -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
   Dividends ....................................... $         132,446  $         781,856  $             378  $          40,055
                                                     -----------------  -----------------  -----------------  -----------------

EXPENSES:
   Insurance charges ...............................         1,177,911          1,389,201              2,279             41,086
   Administrative fees .............................           104,064            122,497                199              3,183
                                                     -----------------  -----------------  -----------------  -----------------

      Total expenses ...............................         1,281,975          1,511,698              2,478             44,269
                                                     -----------------  -----------------  -----------------  -----------------

         Net investment income (loss) ..............        (1,149,529)          (729,842)            (2,100)            (4,214)
                                                     -----------------  -----------------  -----------------  -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................                --                 --                 --             41,503
      Realized gain (loss) on sale of investments ..           (26,816)           157,744              2,489             38,989
                                                     -----------------  -----------------  -----------------  -----------------

         Realized gain (loss) ......................           (26,816)           157,744              2,489             80,492
                                                     -----------------  -----------------  -----------------  -----------------

      Change in unrealized gain (loss)
         on investments ............................         8,546,821          7,484,969             27,194            497,107
                                                     -----------------  -----------------  -----------------  -----------------


   Net increase (decrease) in net assets
      resulting from operations .................... $       7,370,476  $       6,912,871  $          27,583  $         573,385
                                                     =================  =================  =================  =================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004



    DREYFUS VIF          DREYFUS VIF         FRANKLIN RISING
   APPRECIATION       DEVELOPING LEADERS   DIVIDENDS SECURITIES                           MUTUAL SHARES      TEMPLETON DEVELOPING
    PORTFOLIO -       PORTFOLIO - INITIAL     FUND - CLASS 2      FRANKLIN SMALL CAP     SECURITIES FUND -    MARKETS SECURITIES
  INITIAL SHARES           SHARES                 SHARES         FUND - CLASS 2 SHARES    CLASS 2 SHARES     FUND - CLASS 2 SHARES
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$              7,896 $              3,122  $              1,307  $                 --  $            100,536  $             38,028
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


               8,531               26,555                 4,030               181,915               240,381                42,757
                 660                2,182                   292                16,378                19,528                 3,425
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

               9,191               28,737                 4,322               198,293               259,909                46,182
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

              (1,295)             (25,615)               (3,015)             (198,293)             (159,373)               (8,154)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



                  --                   --                 2,574                    --                    --                    --
              13,110                9,463                   150                24,519                28,752                 9,670
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

              13,110                9,463                 2,724                24,519                28,752                 9,670
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


                 551              142,284                28,790             1,201,643             1,552,249               579,370
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



$             12,366 $            126,132  $             28,499  $          1,027,869  $          1,421,628  $            580,886
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004



                                                     TEMPLETON FOREIGN  TEMPLETON GROWTH                        DIVERSIFIED
                                                     SECURITIES FUND -  SECURITIES FUND -    APPRECIATION        STRATEGIC
                                                      CLASS 2 SHARES     CLASS 2 SHARES       PORTFOLIO       INCOME PORTFOLIO
                                                     -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
   Dividends ....................................... $         149,084  $          15,978  $         350,372  $         812,729
                                                     -----------------  -----------------  -----------------  -----------------

EXPENSES:
   Insurance charges ...............................           238,175             25,807            476,395            244,482
   Administrative fees .............................            20,908              2,114             44,309             23,022
                                                     -----------------  -----------------  -----------------  -----------------

      Total expenses ...............................           259,083             27,921            520,704            267,504
                                                     -----------------  -----------------  -----------------  -----------------

         Net investment income (loss) ..............          (109,999)           (11,943)          (170,332)           545,225
                                                     -----------------  -----------------  -----------------  -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................                --                 --                 --                 --
      Realized gain (loss) on sale of investments ..            23,174              2,916            103,385             (5,976)
                                                     -----------------  -----------------  -----------------  -----------------

         Realized gain (loss) ......................            23,174              2,916            103,385             (5,976)
                                                     -----------------  -----------------  -----------------  -----------------

      Change in unrealized gain (loss)
         on investments ............................         2,409,288            225,778          2,111,544            222,496
                                                     -----------------  -----------------  -----------------  -----------------


   Net increase (decrease) in net assets
      resulting from operations .................... $       2,322,463  $         216,751  $       2,044,597  $         761,745
                                                     =================  =================  =================  =================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004



                                            SALOMON BROTHERS      SALOMON BROTHERS      SALOMON BROTHERS
   EQUITY INDEX                            VARIABLE AGGRESSIVE   VARIABLE AGGRESSIVE    VARIABLE GROWTH &
    PORTFOLIO -       FUNDAMENTAL VALUE       GROWTH FUND -        GROWTH FUND -         INCOME FUND -       BALANCED PORTFOLIO -
  CLASS II SHARES        PORTFOLIO           CLASS I SHARES        CLASS II SHARES       CLASS I SHARES         SERVICE SHARES
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$            199,478 $            293,873  $                 --  $                 --  $                745  $             28,152
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


             234,237              678,118                10,949                 6,074                 1,525                24,388
              21,151               62,932                   814                   435                   116                 1,811
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             255,388              741,050                11,763                 6,509                 1,641                26,199
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             (55,910)            (447,177)              (11,763)               (6,509)                 (896)                1,953
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



                  --            1,041,064                    --                    --                    --                    --
              78,517              127,433                 2,566                    97                 2,307                 3,045
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

              78,517            1,168,497                 2,566                    97                 2,307                 3,045
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


           1,096,494            1,867,027                52,745                37,647                 3,376                68,415
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



$          1,119,101 $          2,588,347  $             43,548  $             31,235  $              4,787  $             73,413
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004



                                                       GLOBAL LIFE
                                                        SCIENCES        GLOBAL TECHNOLOGY   MID CAP GROWTH    WORLDWIDE GROWTH
                                                        PORTFOLIO -       PORTFOLIO -        PORTFOLIO -        PORTFOLIO -
                                                      SERVICE SHARES     SERVICE SHARES     SERVICE SHARES     SERVICE SHARES
                                                     -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
   Dividends ....................................... $              --  $              --  $              --  $           3,190
                                                     -----------------  -----------------  -----------------  -----------------

EXPENSES:
   Insurance charges ...............................             1,168              3,195             40,789              8,218
   Administrative fees .............................                87                260              4,270                605
                                                     -----------------  -----------------  -----------------  -----------------

      Total expenses ...............................             1,255              3,455             45,059              8,823
                                                     -----------------  -----------------  -----------------  -----------------

         Net investment income (loss) ..............            (1,255)            (3,455)           (45,059)            (5,633)
                                                     -----------------  -----------------  -----------------  -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................                --                 --                 --                 --
      Realized gain (loss) on sale of investments ..             1,290              2,296           (104,347)             4,413
                                                     -----------------  -----------------  -----------------  -----------------

         Realized gain (loss) ......................             1,290              2,296           (104,347)             4,413
                                                     -----------------  -----------------  -----------------  -----------------

      Change in unrealized gain (loss)
         on investments ............................             6,060               (671)           642,172            (10,967)
                                                     -----------------  -----------------  -----------------  -----------------


   Net increase (decrease) in net assets
      resulting from operations .................... $           6,095  $          (1,830) $         492,766  $         (12,187)
                                                     =================  =================  =================  =================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004



                                                                                                             OPPENHEIMER CAPITAL
                                                                 MERRILL LYNCH GLOBAL  MERRILL LYNCH VALUE      APPRECIATION
 LAZARD RETIREMENT    GROWTH AND INCOME       MID-CAP VALUE        ALLOCATION V.I.      OPPORTUNITIES V.I.    FUND/VA - SERVICE
SMALL CAP PORTFOLIO       PORTFOLIO             PORTFOLIO          FUND - CLASS III     FUND - -CLASS III           SHARES
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$                 -- $             79,193  $             33,741  $             43,147  $                 --  $                 20
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


              37,686              144,230               159,796                13,596                14,193                 1,131
               2,951               10,814                12,529                   973                 1,051                    82
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

              40,637              155,044               172,325                14,569                15,244                 1,213
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             (40,637)             (75,851)             (138,584)               28,578               (15,244)               (1,193)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



                  --               80,500               171,882                    --               382,300                    --
              20,052               20,755                 5,391                 1,248                   415                    (1)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

              20,052              101,255               177,273                 1,248               382,715                    (1)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


             294,003              847,287             1,832,208                89,862              (243,729)                6,660
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



$            273,418 $            872,691  $          1,870,897  $            119,688  $            123,742  $              5,466
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004



                                                     OPPENHEIMER GLOBAL                      REAL RETURN       TOTAL RETURN
                                                        SECURITIES      OPPENHEIMER MAIN      PORTFOLIO -        PORTFOLIO -
                                                     FUND/VA - SERVICE  STREET FUND/VA -    ADMINISTRATIVE     ADMINISTRATIVE
                                                           SHARES        SERVICE SHARES         CLASS              CLASS
                                                     -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
   Dividends ....................................... $              99  $              --  $         105,963  $       1,181,109
                                                     -----------------  -----------------  -----------------  -----------------

EXPENSES:
   Insurance charges ...............................             2,225                  6            185,872          1,076,699
   Administrative fees .............................               165                 --             15,225             93,742
                                                     -----------------  -----------------  -----------------  -----------------

      Total expenses ...............................             2,390                  6            201,097          1,170,441
                                                     -----------------  -----------------  -----------------  -----------------

         Net investment income (loss) ..............            (2,291)                (6)           (95,134)            10,668
                                                     -----------------  -----------------  -----------------  -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................                --                 --            413,901            965,920
      Realized gain (loss) on sale of investments ..               104                 --             18,956             72,831
                                                     -----------------  -----------------  -----------------  -----------------

         Realized gain (loss) ......................               104                 --            432,857          1,038,751
                                                     -----------------  -----------------  -----------------  -----------------

      Change in unrealized gain (loss)
         on investments ............................            35,896                118            357,804            762,901
                                                     -----------------  -----------------  -----------------  -----------------


   Net increase (decrease) in net assets
      resulting from operations .................... $          33,709  $             112  $         695,527  $       1,812,320
                                                     =================  =================  =================  =================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004



 PIONEER AMERICA                             PIONEER EMERGING
   INCOME VCT         PIONEER BALANCED         MARKETS VCT      PIONEER EQUITY INCOME   PIONEER EUROPE VCT      PIONEER FUND
   PORTFOLIO -         VCT PORTFOLIO -         PORTFOLIO -         VCT PORTFOLIO -         PORTFOLIO -         VCT PORTFOLIO -
  CLASS II SHARES      CLASS II SHARES       CLASS II SHARES       CLASS II SHARES        CLASS II SHARES      CLASS II SHARES
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$              4,416 $                998  $                193  $              8,821  $                 --  $              2,427
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


               1,913                  822                   898                 6,753                   110                 4,081
                 144                   59                    63                   490                    10                   306
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

               2,057                  881                   961                 7,243                   120                 4,387
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

               2,359                  117                  (768)                1,578                  (120)               (1,960)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



                  --                   --                    --                    --                    --                    --
                (160)                   5                    46                   628                    12                    96
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

                (160)                   5                    46                   628                    12                    96
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


                (146)               1,729                18,660                65,947                 3,250                34,210
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



$              2,053 $              1,851  $             17,938  $             68,153  $              3,142  $             32,346
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004



                                                      PIONEER GROWTH                           PIONEER         PIONEER MID CAP
                                                        SHARES VCT     PIONEER HIGH YIELD INTERNATIONAL VALUE     VALUE VCT
                                                        PORTFOLIO -      VCT PORTFOLIO -    VCT PORTFOLIO -      PORTFOLIO -
                                                      CLASS II SHARES    CLASS II SHARES    CLASS II SHARES    CLASS II SHARES
                                                     -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
   Dividends ....................................... $              --  $          22,366  $              93  $             268
                                                     -----------------  -----------------  -----------------  -----------------

EXPENSES:
   Insurance charges ...............................               287              8,696                376              1,607
   Administrative fees .............................                20                664                 27                120
                                                     -----------------  -----------------  -----------------  -----------------

      Total expenses ...............................               307              9,360                403              1,727
                                                     -----------------  -----------------  -----------------  -----------------

         Net investment income (loss) ..............              (307)            13,006               (310)            (1,459)
                                                     -----------------  -----------------  -----------------  -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................                --              1,645                 --                940
      Realized gain (loss) on sale of investments ..               (43)           (13,509)                23                207
                                                     -----------------  -----------------  -----------------  -----------------

         Realized gain (loss) ......................               (43)           (11,864)                23              1,147
                                                     -----------------  -----------------  -----------------  -----------------

      Change in unrealized gain (loss)
         on investments ............................             1,559             26,900              5,656             19,597
                                                     -----------------  -----------------  -----------------  -----------------


   Net increase (decrease) in net assets
      resulting from operations .................... $           1,209  $          28,042  $           5,369  $          19,285
                                                     =================  =================  =================  =================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004



 PIONEER OAK RIDGE   PIONEER PAPP SMALL &                                                 PIONEER SMALL       PIONEER STRATEGIC
 LARGE CAP GROWTH     MID CAP GROWTH VCT   PIONEER REAL ESTATE    PIONEER SMALL CAP        COMPANY VCT           INCOME VCT
  VCT PORTFOLIO -        PORTFOLIO -      SHARES VCT PORTFOLIO - VALUE VCT PORTFOLIO -     PORTFOLIO -           PORTFOLIO -
  CLASS II SHARES      CLASS II SHARES       CLASS II SHARES       CLASS II SHARES       CLASS  II SHARES      CLASS II SHARES
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$                 -- $                 --  $              1,475  $                 --  $                 --  $             22,159
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


               1,340                  232                   709                 1,232                   339                 7,926
                 100                   16                    53                    90                    26                   583
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

               1,440                  248                   762                 1,322                   365                 8,509
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

              (1,440)                (248)                  713                (1,322)                 (365)               13,650
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



                  --                   --                    --                    --                    --                 6,583
                  25                   (2)                  407                    67                     7                 6,354
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

                  25                   (2)                  407                    67                     7                12,937
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


              13,663                  795                12,607                14,807                 3,112                26,565
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



$             12,248 $                545  $             13,727  $             13,552  $              2,754  $             53,152
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004



                                                                           PUTNAM VT          PUTNAM VT          PUTNAM VT
                                                     PIONEER VALUE VCT  DISCOVERY GROWTH    INTERNATIONAL        SMALL CAP
                                                        PORTFOLIO -     FUND - CLASS IB      EQUITY FUND -      VALUE FUND -
                                                      CLASS II SHARES        SHARES         CLASS IB SHARES    CLASS IB SHARES
                                                     -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
   Dividends ....................................... $              32  $              --  $          44,837  $          22,243
                                                     -----------------  -----------------  -----------------  -----------------

EXPENSES:
   Insurance charges ...............................             1,781              8,016             54,304            109,398
   Administrative fees .............................               129                712              4,518              9,625
                                                     -----------------  -----------------  -----------------  -----------------

      Total expenses ...............................             1,910              8,728             58,822            119,023
                                                     -----------------  -----------------  -----------------  -----------------

         Net investment income (loss) ..............            (1,878)            (8,728)           (13,985)           (96,780)
                                                     -----------------  -----------------  -----------------  -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................                25                 --                 --                 --
      Realized gain (loss) on sale of investments ..                51              7,697             66,917            161,043
                                                     -----------------  -----------------  -----------------  -----------------

         Realized gain (loss) ......................                76              7,697             66,917            161,043
                                                     -----------------  -----------------  -----------------  -----------------

      Change in unrealized gain (loss)
         on investments ............................            19,092             26,456            349,066          1,373,783
                                                     -----------------  -----------------  -----------------  -----------------


   Net increase (decrease) in net assets
      resulting from operations .................... $          17,290  $          25,425  $         401,998  $       1,438,046
                                                     =================  =================  =================  =================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004



                                                                                                                SMITH BARNEY
   ALL CAP FUND -      INVESTORS FUND -     LARGE CAP GROWTH      SMALL CAP GROWTH        TOTAL RETURN            DIVIDEND
      CLASS I              CLASS I            FUND - CLASS I       FUND - CLASS I        FUND - CLASS II      STRATEGY PORTFOLIO
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$            100,307 $            196,570  $                997  $                 --  $              1,191  $             24,894
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


             270,844              186,878                 9,031               115,033                   736                45,830
              25,246               17,104                   747                 9,958                    58                 3,741
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             296,090              203,982                 9,778               124,991                   794                49,571
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

            (195,783)              (7,412)               (8,781)             (124,991)                  397               (24,677)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



                  --                   --                    --                    --                 1,363                    --
             141,393               57,464                 1,050                80,383                    (3)               14,594
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             141,393               57,464                 1,050                80,383                 1,360                14,594
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


           1,109,549              951,622                (6,590)            1,006,099                 2,073                37,339
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



$          1,055,159 $          1,001,674  $            (14,321) $            961,491  $              3,830  $             27,256
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004



                                                                            MULTIPLE          MULTIPLE           MULTIPLE
                                                       SMITH BARNEY        DISCIPLINE        DISCIPLINE         DISCIPLINE
                                                    PREMIER SELECTIONS   PORTFOLIO - ALL     PORTFOLIO -        PORTFOLIO -
                                                      ALL CAP GROWTH        CAP GROWTH     BALANCED ALL CAP    GLOBAL ALL CAP
                                                         PORTFOLIO          AND VALUE      GROWTH AND VALUE   GROWTH AND VALUE
                                                     -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
   Dividends ....................................... $              --  $         353,234  $         672,923  $          87,310
                                                     -----------------  -----------------  -----------------  -----------------

EXPENSES:
   Insurance charges ...............................            45,195          1,815,526          1,378,322            277,249
   Administrative fees .............................             3,975            143,510            108,933             22,409
                                                     -----------------  -----------------  -----------------  -----------------

      Total expenses ...............................            49,170          1,959,036          1,487,255            299,658
                                                     -----------------  -----------------  -----------------  -----------------

         Net investment income (loss) ..............           (49,170)        (1,605,802)          (814,332)          (212,348)
                                                     -----------------  -----------------  -----------------  -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................                --            410,891            187,909             66,289
      Realized gain (loss) on sale of investments ..            16,409            269,231            286,637             42,462
                                                     -----------------  -----------------  -----------------  -----------------

         Realized gain (loss) ......................            16,409            680,122            474,546            108,751
                                                     -----------------  -----------------  -----------------  -----------------

      Change in unrealized gain (loss)
         on investments ............................            53,750          5,282,941          2,540,293          1,395,699
                                                     -----------------  -----------------  -----------------  -----------------


   Net increase (decrease) in net assets
      resulting from operations .................... $          20,989  $       4,357,261  $       2,200,507  $       1,292,102
                                                     =================  =================  =================  =================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004



MULTIPLE DISCIPLINE
PORTFOLIO - LARGE CAP    CONVERTIBLE       DISCIPLINED MID CAP      EQUITY INCOME      FEDERATED HIGH YIELD    FEDERATED STOCK
  GROWTH AND VALUE   SECURITIES PORTFOLIO    STOCK PORTFOLIO          PORTFOLIO             PORTFOLIO             PORTFOLIO
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$             80,337 $            110,033  $              2,922  $            204,813  $            197,664  $              2,098
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


             159,411               68,861                17,626               242,570                44,851                 2,118
              12,846                5,511                 1,395                21,450                 3,593                   175
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             172,257               74,372                19,021               264,020                48,444                 2,293
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             (91,920)              35,661               (16,099)              (59,207)              149,220                  (195)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



             108,386                   --                30,770               710,793                    --                    --
              46,139               45,335                15,134                87,498                12,724                 1,355
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             154,525               45,335                45,904               798,291                12,724                 1,355
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


             376,157              121,598               102,956               448,520                31,512                 9,639
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



$            438,762 $            202,594  $            132,761  $          1,187,604  $            193,456  $             10,799
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004



                                                                             LAZARD         MERRILL LYNCH
                                                        LARGE CAP        INTERNATIONAL        LARGE CAP         MFS EMERGING
                                                        PORTFOLIO        STOCK PORTFOLIO    CORE PORTFOLIO    GROWTH PORTFOLIO
                                                     -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
   Dividends ....................................... $          48,724  $          73,119  $          15,221  $              --
                                                     -----------------  -----------------  -----------------  -----------------

EXPENSES:
   Insurance charges ...............................            88,433             66,528             39,459             64,821
   Administrative fees .............................             8,989              5,375              3,786              6,967
                                                     -----------------  -----------------  -----------------  -----------------

      Total expenses ...............................            97,422             71,903             43,245             71,788
                                                     -----------------  -----------------  -----------------  -----------------

         Net investment income (loss) ..............           (48,698)             1,216            (28,024)           (71,788)
                                                     -----------------  -----------------  -----------------  -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................                --                 --                 --                 --
      Realized gain (loss) on sale of investments ..          (182,158)             9,588            (27,346)          (367,552)
                                                     -----------------  -----------------  -----------------  -----------------

         Realized gain (loss) ......................          (182,158)             9,588            (27,346)          (367,552)
                                                     -----------------  -----------------  -----------------  -----------------

      Change in unrealized gain (loss)
         on investments ............................           430,690            542,814            409,527            922,598
                                                     -----------------  -----------------  -----------------  -----------------


   Net increase (decrease) in net assets
      resulting from operations .................... $         199,834  $         553,618  $         354,157  $         483,258
                                                     =================  =================  =================  =================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004



    MFS MID CAP           MFS VALUE           PIONEER FUND        TRAVELERS QUALITY      U.S. GOVERNMENT         AIM CAPITAL
  GROWTH PORTFOLIO        PORTFOLIO            PORTFOLIO            BOND PORTFOLIO     SECURITIES PORTFOLIO APPRECIATION PORTFOLIO
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$                 -- $              2,507  $             11,472  $            140,748  $              1,455  $              5,878
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


              20,598                  980                17,919                51,341                   760                61,003
               1,656                   79                 1,429                 4,204                    56                 6,158
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

              22,254                1,059                19,348                55,545                   816                67,161
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             (22,254)               1,448                (7,876)               85,203                   639               (61,283)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



                  --                1,921                    --                    --                    12                    --
              13,796                  127                 7,793                (2,187)                2,437                11,263
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

              13,796                2,048                 7,793                (2,187)                2,449                11,263
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


             142,156               13,005               112,316               (49,492)                  (35)              245,382
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



$            133,698 $             16,501  $            112,233  $             33,524  $              3,053  $            195,362
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004



                                                                                          SB ADJUSTABLE RATE    SMITH BARNEY
                                                        MFS TOTAL       PIONEER STRATEGIC INCOME PORTFOLIO -  AGGRESSIVE GROWTH
                                                     RETURN PORTFOLIO   INCOME PORTFOLIO    CLASS I SHARES        PORTFOLIO
                                                     -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
   Dividends ....................................... $       1,755,256  $          18,577  $          51,710  $              --
                                                     -----------------  -----------------  -----------------  -----------------

EXPENSES:
   Insurance charges ...............................         1,023,738              1,059             51,055            926,790
   Administrative fees .............................            92,121                 81              4,512             84,913
                                                     -----------------  -----------------  -----------------  -----------------

      Total expenses ...............................         1,115,859              1,140             55,567          1,011,703
                                                     -----------------  -----------------  -----------------  -----------------

         Net investment income (loss) ..............           639,397             17,437             (3,857)        (1,011,703)
                                                     -----------------  -----------------  -----------------  -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................         1,790,021                 --                 --            234,694
      Realized gain (loss) on sale of investments ..           142,995                 19              1,667             90,535
                                                     -----------------  -----------------  -----------------  -----------------

         Realized gain (loss) ......................         1,933,016                 19              1,667            325,229
                                                     -----------------  -----------------  -----------------  -----------------

      Change in unrealized gain (loss)
         on investments ............................         3,162,427             (8,494)           (19,059)         5,057,812
                                                     -----------------  -----------------  -----------------  -----------------


   Net increase (decrease) in net assets
      resulting from operations .................... $       5,734,840  $           8,962  $         (21,249) $       4,371,338
                                                     =================  =================  =================  =================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004



                         SMITH BARNEY                             SMITH BARNEY LARGE
 SMITH BARNEY HIGH    INTERNATIONAL ALL    SMITH BARNEY LARGE       CAPITALIZATION      SMITH BARNEY MID      SMITH BARNEY MONEY
 INCOME PORTFOLIO    CAP GROWTH PORTFOLIO  CAP VALUE PORTFOLIO     GROWTH PORTFOLIO     CAP CORE PORTFOLIO     MARKET PORTFOLIO
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$          2,188,809 $             23,822  $            162,721  $            101,333  $                 --  $            192,997
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


             437,881               34,151               119,741               455,171               234,639               377,289
              37,369                3,768                12,965                42,092                22,499                35,342
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             475,250               37,919               132,706               497,263               257,138               412,631
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

           1,713,559              (14,097)               30,015              (395,930)             (257,138)             (219,634)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



                  --                   --                    --                    --                    --                    --
              32,755               62,843               (49,714)              313,144                83,556                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

              32,755               62,843               (49,714)              313,144                83,556                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


             289,119              338,690               756,074              (312,264)            1,442,097                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



$          2,035,433 $            387,436  $            736,375  $           (395,050) $          1,268,515  $           (219,634)
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004



                                                                                              VAN KAMPEN          COMSTOCK
                                                     STRATEGIC EQUITY   TRAVELERS MANAGED     ENTERPRISE         PORTFOLIO -
                                                        PORTFOLIO       INCOME PORTFOLIO      PORTFOLIO        CLASS II SHARES
                                                     -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
   Dividends ....................................... $         119,741  $         942,390  $          13,575  $          26,723
                                                     -----------------  -----------------  -----------------  -----------------

EXPENSES:
   Insurance charges ...............................           118,153            338,452             32,827             75,588
   Administrative fees .............................            12,680             30,549              3,582              5,761
                                                     -----------------  -----------------  -----------------  -----------------

      Total expenses ...............................           130,833            369,001             36,409             81,349
                                                     -----------------  -----------------  -----------------  -----------------

         Net investment income (loss) ..............           (11,092)           573,389            (22,834)           (54,626)
                                                     -----------------  -----------------  -----------------  -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................                --                 --                 --                 --
      Realized gain (loss) on sale of investments ..          (371,398)           (56,553)          (112,514)            40,797
                                                     -----------------  -----------------  -----------------  -----------------

         Realized gain (loss) ......................          (371,398)           (56,553)          (112,514)            40,797
                                                     -----------------  -----------------  -----------------  -----------------

      Change in unrealized gain (loss)
         on investments ............................         1,085,840           (315,386)           189,913            589,243
                                                     -----------------  -----------------  -----------------  -----------------


   Net increase (decrease) in net assets
      resulting from operations .................... $         703,350  $         201,450  $          54,565  $         575,414
                                                     =================  =================  =================  =================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004



                                            SMITH BARNEY SMALL                                                 DYNAMIC CAPITAL
  EMERGING GROWTH        ENTERPRISE            CAP GROWTH            CONTRAFUND(R)         CONTRAFUND(R)        APPRECIATION
    PORTFOLIO -         PORTFOLIO -           OPPORTUNITIES          PORTFOLIO -           PORTFOLIO -          PORTFOLIO -
  CLASS I SHARES       CLASS II SHARES          PORTFOLIO            SERVICE CLASS        SERVICE CLASS 2      SERVICE CLASS 2
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$                 -- $                133  $              3,801  $             22,620  $              4,543  $                 --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


              98,811                1,798                78,958               156,263                48,272                 4,162
              10,652                  146                 6,567                14,383                 3,768                   353
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             109,463                1,944                85,525               170,646                52,040                 4,515
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

            (109,463)              (1,811)              (81,724)             (148,026)              (47,497)               (4,515)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



                  --                   --               118,211                    --                    --                    --
            (565,465)                 853               411,050                55,428                10,478                   906
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

            (565,465)                 853               529,261                55,428                10,478                   906
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


           1,031,219                2,028               269,947             1,360,242               369,677                 2,790
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



$            356,291 $              1,070  $            717,484  $          1,267,644  $            332,658  $               (819)
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004



                                                    MID CAP PORTFOLIO -
                                                      SERVICE CLASS 2        COMBINED
                                                     -----------------  -----------------
INVESTMENT INCOME:
   Dividends ....................................... $              --  $      12,668,737
                                                     -----------------  -----------------

EXPENSES:
   Insurance charges ...............................           198,862         17,500,344
   Administrative fees .............................            16,570          1,530,354
                                                     -----------------  -----------------

      Total expenses ...............................           215,432         19,030,698
                                                     -----------------  -----------------

         Net investment income (loss) ..............          (215,432)        (6,361,961)
                                                     -----------------  -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................                --          6,781,235
      Realized gain (loss) on sale of investments ..            31,253          1,296,495
                                                     -----------------  -----------------

         Realized gain (loss) ......................            31,253          8,077,730
                                                     -----------------  -----------------

      Change in unrealized gain (loss)
         on investments ............................         2,690,612         73,646,937
                                                     -----------------  -----------------


   Net increase (decrease) in net assets
      resulting from operations .................... $       2,506,433  $      75,362,706
                                                     =================  =================



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



                                                 CAPITAL APPRECIATION FUND     HIGH YIELD BOND TRUST        MANAGED ASSETS TRUST
                                                 --------------------------  --------------------------  --------------------------
                                                      2004         2003          2004          2003          2004          2003
                                                      ----         ----          ----          ----          ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $     (8,643) $     (5,443) $      4,354  $         --  $        256  $         --
   Realized gain (loss) .......................        13,627         4,253            20            --           118            --
   Change in unrealized gain (loss)
      on investments ..........................        71,146        69,997        (1,239)           --           233            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

   Net increase (decrease) in net assets
      resulting from operations ...............        76,130        68,807         3,135            --           607            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
   Participant purchase payments ..............        66,156        90,088        70,992            --         3,070            --
   Participant transfers from other
      funding options .........................        18,140       124,818           502            --        10,464            --
   Growth rate intra-fund transfers in ........            --            --            --            --            --            --
   Administrative charges .....................          (144)          (63)           --            --            --            --
   Contract surrenders ........................       (13,734)      (11,089)           --            --            --            --
   Participant transfers to other
      funding options .........................        (6,143)      (73,051)          (96)           --            --            --
   Growth rate intra-fund transfers out .......            --            --            --            --            --            --
   Other payments to participants .............            --            --            --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets
         resulting from unit transactions .....        64,275       130,703        71,398            --        13,534            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets ...       140,405       199,510        74,533            --        14,141            --


NET ASSETS:
      Beginning of year .......................       383,853       184,343            --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
      End of year .............................  $    524,258  $    383,853  $     74,533  $         --  $     14,141  $         --
                                                 ============  ============  ============  ============  ============  ============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



                                                                           AIM V.I. CAPITAL APPRECIATION   AIM V.I. MID CAP CORE
                                                  MONEY MARKET PORTFOLIO          FUND - SERIES II        EQUITY FUND - SERIES II
                                                 --------------------------  --------------------------  --------------------------
                                                      2004         2003          2004          2003          2004          2003
                                                      ----         ----          ----          ----          ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $    (17,944) $    (18,764) $     (1,695) $         --  $     (2,927) $         --
   Realized gain (loss) .......................            --            --            39            --        11,196            --
   Change in unrealized gain (loss)
      on investments ..........................            --            --        14,878            --        10,244            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

   Net increase (decrease) in net assets
      resulting from operations ...............       (17,944)      (18,764)       13,222            --        18,513            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
   Participant purchase payments ..............     1,404,563     1,425,618       100,481            --       131,333            --
   Participant transfers from other
      funding options .........................     1,268,160     1,947,953        65,756            --       113,184            --
   Growth rate intra-fund transfers in ........            --            --            --            --            --            --
   Administrative charges .....................          (316)         (218)          (16)           --           (14)           --
   Contract surrenders ........................      (105,274)     (242,777)       (2,400)           --        (4,210)           --
   Participant transfers to other
      funding options .........................    (2,799,221)   (1,763,898)         (351)           --        (1,117)           --
   Growth rate intra-fund transfers out .......            --            --            --            --            --            --
   Other payments to participants .............      (106,401)       (1,541)           --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets
         resulting from unit transactions .....      (338,489)    1,365,137       163,470            --       239,176            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets ...      (356,433)    1,346,373       176,692            --       257,689            --


NET ASSETS:
      Beginning of year .......................     2,331,966       985,593            --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
      End of year .............................  $  1,975,533  $  2,331,966  $    176,692  $         --  $    257,689  $         --
                                                 ============  ============  ============  ============  ============  ============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



AIM V.I. PREMIER EQUITY FUND -   ALLIANCEBERNSTEIN GROWTH AND     ALLIANCEBERNSTEIN PREMIER          GLOBAL GROWTH FUND -
          SERIES I                INCOME PORTFOLIO - CLASS B      GROWTH PORTFOLIO - CLASS B            CLASS 2 SHARES
------------------------------  ------------------------------  ------------------------------  ------------------------------
      2004           2003             2004           2003            2004            2003            2004            2003
      ----           ----             ----           ----            ----            ----            ----            ----
$      (17,961) $      (18,728) $      (51,944) $      (22,034) $     (102,849) $      (92,052) $     (328,046) $     (159,605)
        20,783             725          38,145          29,450        (402,022)       (714,478)         50,718        (257,300)

        41,064         303,823         410,048         559,804         944,261       2,030,907       3,148,957       4,642,597
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


        43,886         285,820         396,249         567,220         439,390       1,224,377       2,871,629       4,225,692
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


        35,568          69,511         527,347       1,468,342         356,829         360,214       3,586,121       4,139,466

        20,619         367,318         602,756       1,644,695         203,124         304,139       5,155,812       3,861,095
            --              --          30,833              --           7,275              --         101,388              --
          (169)           (164)           (490)           (236)         (2,271)         (2,528)         (2,713)         (2,152)
       (45,133)        (32,556)       (190,667)        (26,042)       (296,214)       (230,988)       (837,063)       (338,721)

      (169,369)        (56,305)       (182,279)       (426,750)       (456,083)       (689,612)     (1,386,255)     (1,047,132)
            --              --         (30,833)             --          (7,275)             --        (101,388)             --
       (20,999)       (189,270)             --              --         (45,528)        (64,954)       (223,629)        (58,872)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


      (179,483)        158,534         756,667       2,660,009        (240,143)       (323,729)      6,292,273       6,553,684
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

      (135,597)        444,354       1,152,916       3,227,229         199,247         900,648       9,163,902      10,779,376



     1,451,298       1,006,944       3,779,028         551,799       6,897,163       5,996,515      20,561,245       9,781,869
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$    1,315,701  $    1,451,298  $    4,931,944  $    3,779,028  $    7,096,410  $    6,897,163  $   29,725,147  $   20,561,245
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES
                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



                                                       GROWTH FUND -            GROWTH-INCOME FUND -        CREDIT SUISSE TRUST
                                                      CLASS 2 SHARES              CLASS 2 SHARES         EMERGING MARKETS PORTFOLIO
                                                 --------------------------  --------------------------  --------------------------
                                                      2004         2003          2004          2003          2004          2003
                                                      ----         ----          ----          ----          ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $ (1,149,529) $   (508,935) $   (729,842) $   (129,677) $     (2,100) $     (1,459)
   Realized gain (loss) .......................       (26,816)     (388,468)      157,744       (73,027)        2,489         1,224
   Change in unrealized gain (loss)
      on investments ..........................     8,546,821    10,981,641     7,484,969    11,922,364        27,194        31,356
                                                 ------------  ------------  ------------  ------------  ------------  ------------

   Net increase (decrease) in net assets
      resulting from operations ...............     7,370,476    10,084,238     6,912,871    11,719,660        27,583        31,121
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
   Participant purchase payments ..............    12,684,468    16,551,133    12,090,956    18,340,054            38         7,373
   Participant transfers from other
      funding options .........................    14,020,143    13,531,932    15,470,252    17,383,565         1,696        52,190
   Growth rate intra-fund transfers in ........       206,710            --       183,039            --            --            --
   Administrative charges .....................        (8,131)       (5,610)       (9,773)       (6,102)          (37)          (34)
   Contract surrenders ........................    (1,809,915)     (701,085)   (2,247,991)   (1,311,271)       (7,532)       (5,785)
   Participant transfers to other
      funding options .........................    (2,600,001)   (2,502,035)   (3,321,171)   (2,795,491)          (43)          (49)
   Growth rate intra-fund transfers out .......      (206,710)           --      (183,039)           --            --            --
   Other payments to participants .............      (697,299)     (753,862)     (613,627)     (301,766)           --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets
         resulting from unit transactions .....    21,589,265    26,120,473    21,368,646    31,308,989        (5,878)       53,695
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets ...    28,959,741    36,204,711    28,281,517    43,028,649        21,705        84,816


NET ASSETS:
      Beginning of year .......................    55,476,954    19,272,243    67,613,876    24,585,227       128,088        43,272
                                                 ------------  ------------  ------------  ------------  ------------  ------------
      End of year .............................  $ 84,436,695  $ 55,476,954  $ 95,895,393  $ 67,613,876  $    149,793  $    128,088
                                                 ============  ============  ============  ============  ============  ============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



  DELAWARE VIP REIT SERIES -      DREYFUS VIF APPRECIATION      DREYFUS VIF DEVELOPING LEADERS     FRANKLIN RISING DIVIDENDS
       STANDARD CLASS             PORTFOLIO - INITIAL SHARES      PORTFOLIO - INITIAL SHARES   SECURITIES FUND - CLASS 2 SHARES
------------------------------  ------------------------------  ------------------------------  ------------------------------
      2004           2003             2004           2003            2004            2003            2004            2003
      ----           ----             ----           ----            ----            ----            ----            ----

$       (4,214) $       (5,203) $       (1,295) $         (216) $      (25,615) $      (13,605) $       (3,015) $           --
        80,492          13,832          13,110           1,768           9,463           5,606           2,724              --

       497,107         268,823             551          56,600         142,284         216,498          28,790              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       573,385         277,452          12,366          58,152         126,132         208,499          28,499              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       501,858         661,486         108,455         157,010         214,085         316,290         221,676              --

       258,692         370,734          51,087         124,747         168,265         388,078         186,479              --
            --              --              --              --              --              --              --              --
          (470)           (282)           (104)            (45)           (213)            (91)            (22)             --
      (140,604)        (16,548)        (95,913)        (11,543)        (21,244)         (5,629)         (3,629)             --

       (85,293)       (107,652)        (18,984)        (11,687)        (23,210)        (78,331)           (807)             --
            --              --              --              --              --              --              --              --
           191              --              --              --              --              --              --              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       534,374         907,738          44,541         258,482         337,683         620,317         403,697              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

     1,107,759       1,185,190          56,907         316,634         463,815         828,816         432,196              --



     1,588,437         403,247         425,475         108,841       1,174,882         346,066              --              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$    2,696,196  $    1,588,437  $      482,382  $      425,475  $    1,638,697  $    1,174,882  $      432,196  $           --
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



                                                                                                           TEMPLETON DEVELOPING
                                                 FRANKLIN SMALL CAP FUND -    MUTUAL SHARES SECURITIES      MARKETS SECURITIES
                                                       CLASS 2 SHARES          FUND - CLASS 2 SHARES       FUND - CLASS 2 SHARES
                                                 --------------------------  --------------------------  --------------------------
                                                      2004         2003          2004          2003          2004          2003
                                                      ----         ----          ----          ----          ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $   (198,293) $    (97,261) $   (159,373) $    (44,389) $     (8,154) $     (4,271)
   Realized gain (loss) .......................        24,519      (226,200)       28,752         1,651         9,670         1,005
   Change in unrealized gain (loss)
      on investments ..........................     1,201,643     2,210,316     1,552,249     1,103,886       579,370       142,629
                                                 ------------  ------------  ------------  ------------  ------------  ------------

   Net increase (decrease) in net assets
      resulting from operations ...............     1,027,869     1,886,855     1,421,628     1,061,148       580,886       139,363
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
   Participant purchase payments ..............     1,691,718     2,951,222     1,754,192     3,828,979     1,187,767       554,291
   Participant transfers from other
      funding options .........................     1,448,826     2,357,398     4,248,425     4,153,798     1,129,749       392,620
   Growth rate intra-fund transfers in ........        85,317            --        49,900            --        50,834            --
   Administrative charges .....................        (1,400)       (1,045)       (1,488)         (489)         (238)          (10)
   Contract surrenders ........................      (366,875)      (82,917)     (540,316)      (83,549)      (13,900)       (2,187)
   Participant transfers to other
      funding options .........................      (738,700)   (1,073,715)     (172,147)     (222,136)     (192,421)       (1,487)
   Growth rate intra-fund transfers out .......       (85,317)           --       (49,900)           --       (50,834)           --
   Other payments to participants .............       (20,109)      (29,036)      (75,396)           --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets
         resulting from unit transactions .....     2,013,460     4,121,907     5,213,270     7,676,603     2,110,957       943,227
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets ...     3,041,329     6,008,762     6,634,898     8,737,751     2,691,843     1,082,590


NET ASSETS:
      Beginning of year .......................     9,780,992     3,772,230     9,559,887       822,136     1,082,590            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
      End of year .............................  $ 12,822,321  $  9,780,992  $ 16,194,785  $  9,559,887  $  3,774,433  $  1,082,590
                                                 ============  ============  ============  ============  ============  ============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



 TEMPLETON FOREIGN SECURITIES    TEMPLETON GROWTH SECURITIES                                        DIVERSIFIED STRATEGIC
    FUND - CLASS 2 SHARES           FUND - CLASS 2 SHARES           APPRECIATION PORTFOLIO            INCOME PORTFOLIO
------------------------------  ------------------------------  ------------------------------  ------------------------------
      2004           2003             2004           2003            2004            2003            2004            2003
      ----           ----             ----           ----            ----            ----            ----            ----
$     (109,999) $         (127) $      (11,943) $       (1,240) $     (170,332) $     (130,294) $      545,225  $      586,357
        23,174         (25,100)          2,916           8,226         103,385         (27,026)         (5,976)        (10,755)

     2,409,288       2,010,559         225,778          78,149       2,111,544       3,971,878         222,496         294,023
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


     2,322,463       1,985,332         216,751          85,135       2,044,597       3,814,558         761,745         869,625
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


     2,908,758       2,879,262       1,019,242         257,539       2,512,850       6,692,439       1,625,497       2,891,202

     3,507,644       2,291,838         533,815         159,749       4,077,905       6,261,068       3,415,603       4,503,426
        94,034              --          19,162              --         115,024              --         163,951              --
        (1,528)         (1,113)           (203)            (64)         (4,054)         (3,010)         (2,015)         (1,619)
      (403,538)       (143,100)        (20,037)        (28,798)       (936,407)       (301,508)       (866,942)       (305,156)

      (429,111)       (395,850)        (17,083)        (40,366)       (938,114)       (871,753)       (980,099)       (979,447)
       (94,034)             --         (19,163)             --        (115,024)             --        (163,951)             --
       (78,339)        (41,427)             --              --        (115,136)        (94,411)        (74,837)       (170,478)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


     5,503,886       4,589,610       1,515,733         348,060       4,597,044      11,682,825       3,117,207       5,937,928
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

     7,826,349       6,574,942       1,732,484         433,195       6,641,641      15,497,383       3,878,952       6,807,553



    10,509,824       3,934,882         550,498         117,303      26,061,481      10,564,098      13,157,212       6,349,659
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$   18,336,173  $   10,509,824  $    2,282,982  $      550,498  $   32,703,122  $   26,061,481  $   17,036,164  $   13,157,212
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



                                                                                                         SALOMON BROTHERS VARIABLE
                                                  EQUITY INDEX PORTFOLIO -          FUNDAMENTAL          AGGRESSIVE GROWTH FUND -
                                                     CLASS II SHARES              VALUE PORTFOLIO             CLASS I SHARES
                                                 --------------------------  --------------------------  --------------------------
                                                      2004         2003          2004          2003          2004          2003
                                                      ----         ----          ----          ----          ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $    (55,910) $    (17,356) $   (447,177) $   (204,144) $    (11,763) $     (1,676)
   Realized gain (loss) .......................        78,517       (67,993)    1,168,497      (197,598)        2,566            75
   Change in unrealized gain (loss)
      on investments ..........................     1,096,494     1,970,388     1,867,027     8,338,986        52,745        30,109
                                                 ------------  ------------  ------------  ------------  ------------  ------------

   Net increase (decrease) in net assets
      resulting from operations ...............     1,119,101     1,885,039     2,588,347     7,937,244        43,548        28,508
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
   Participant purchase payments ..............     1,235,601     3,329,491     4,388,691     7,294,436       209,281       274,399
   Participant transfers from other
      funding options .........................     2,841,410     3,646,882     5,509,930     6,836,384       120,625        83,664
   Growth rate intra-fund transfers in ........        18,483            --       139,499            --            --            --
   Administrative charges .....................        (2,066)       (1,539)       (5,968)       (4,781)          (45)          (10)
   Contract surrenders ........................      (568,559)     (391,475)   (1,723,160)     (655,132)       (1,087)          (13)
   Participant transfers to other
      funding options .........................    (1,184,759)     (722,269)   (1,226,932)   (1,776,996)      (21,764)      (22,969)
   Growth rate intra-fund transfers out .......       (18,483)           --      (139,499)           --            --            --
   Other payments to participants .............       (27,634)      (34,644)     (124,343)     (224,889)           --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets
         resulting from unit transactions .....     2,293,993     5,826,446     6,818,218    11,469,022       307,010       335,071
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets ...     3,413,094     7,711,485     9,406,565    19,406,266       350,558       363,579


NET ASSETS:
      Beginning of year .......................    11,955,883     4,244,398    36,658,458    17,252,192       365,587         2,008
                                                 ------------  ------------  ------------  ------------  ------------  ------------
      End of year .............................  $ 15,368,977  $ 11,955,883  $ 46,065,023  $ 36,658,458  $    716,145  $    365,587
                                                 ============  ============  ============  ============  ============  ============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



  SALOMON BROTHERS VARIABLE      SALOMON BROTHERS VARIABLE
  AGGRESSIVE GROWTH FUND -        GROWTH & INCOME FUND -           BALANCED PORTFOLIO -              GLOBAL LIFE SCIENCES
      CLASS II SHARES                  CLASS I SHARES                  SERVICE SHARES             PORTFOLIO - SERVICE SHARES
------------------------------  ------------------------------  ------------------------------  ------------------------------
      2004           2003             2004           2003            2004            2003            2004            2003
      ----           ----             ----           ----            ----            ----            ----            ----
$       (6,509) $           (5) $         (896) $         (464) $        1,953  $        3,399  $       (1,255) $         (491)
            97              --           2,307             147           3,045             (27)          1,290              72

        37,647             267           3,376           9,759          68,415          51,635           6,060           5,791
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


        31,235             262           4,787           9,442          73,413          55,007           6,095           5,372
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       295,263          13,000          11,068          44,557          66,640         486,337           1,186          46,210

       236,059              --           8,379          17,406         199,643         324,793           1,823           4,738
            --              --              --              --              --              --              --              --
           (20)             --             (24)             (9)           (123)            (50)            (17)            (11)
        (2,269)             --          (1,949)         (1,071)        (13,794)         (2,789)           (309)            (24)

          (149)             --         (13,547)         (6,730)        (29,650)        (18,936)         (8,277)           (628)
            --              --              --              --              --              --              --              --
            --              --              --              --              --              --              --              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       528,884          13,000           3,927          54,153         222,716         789,355          (5,594)         50,285
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

       560,119          13,262           8,714          63,595         296,129         844,362             501          55,657



        13,262              --          76,514          12,919       1,024,440         180,078          57,375           1,718
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$      573,381  $       13,262  $       85,228  $       76,514  $    1,320,569  $    1,024,440  $       57,876  $       57,375
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003




                                                     GLOBAL TECHNOLOGY            MID CAP GROWTH             WORLDWIDE GROWTH
                                                 PORTFOLIO - SERVICE SHARES  PORTFOLIO - SERVICE SHARES  PORTFOLIO - SERVICE SHARES
                                                 --------------------------  --------------------------  --------------------------
                                                      2004         2003          2004          2003          2004          2003
                                                      ----         ----          ----          ----          ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $     (3,455) $     (1,304) $    (45,059) $    (32,841) $     (5,633) $     (1,847)
   Realized gain (loss) .......................         2,296           733      (104,347)     (389,163)        4,413         2,643
   Change in unrealized gain (loss)
      on investments ..........................          (671)       19,644       642,172     1,058,148       (10,967)       41,870
                                                 ------------  ------------  ------------  ------------  ------------  ------------

   Net increase (decrease) in net assets
      resulting from operations ...............        (1,830)       19,073       492,766       636,144       (12,187)       42,666
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
   Participant purchase payments ..............        20,038        38,829       178,221       659,997       151,014       196,029
   Participant transfers from other
      funding options .........................        11,137       118,294       155,220       327,285        16,853        47,900
   Growth rate intra-fund transfers in ........            --            --            --            --            --            --
   Administrative charges .....................           (63)          (21)         (963)         (979)          (41)           (6)
   Contract surrenders ........................       (13,261)          (27)      (64,498)      (41,662)       (1,847)       (2,702)
   Participant transfers to other
      funding options .........................        (8,389)       (4,017)     (276,329)     (530,229)     (211,970)      (34,026)
   Growth rate intra-fund transfers out .......            --            --            --            --            --            --
   Other payments to participants .............            --        (2,188)      (33,653)      (49,237)           --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets
         resulting from unit transactions .....         9,462       150,870       (42,002)      365,175       (45,991)      207,195
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets ...         7,632       169,943       450,764     1,001,319       (58,178)      249,861


NET ASSETS:
      Beginning of year .......................       176,175         6,232     2,757,131     1,755,812       338,090        88,229
                                                 ------------  ------------  ------------  ------------  ------------  ------------
      End of year .............................  $    183,807  $    176,175  $  3,207,895  $  2,757,131  $    279,912  $    338,090
                                                 ============  ============  ============  ============  ============  ============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



 LAZARD RETIREMENT SMALL CAP                                                                    MERRILL LYNCH GLOBAL ALLOCATION
          PORTFOLIO              GROWTH AND INCOME PORTFOLIO       MID-CAP VALUE PORTFOLIO          V.I. FUND - CLASS III
------------------------------  ------------------------------  ------------------------------  ------------------------------
      2004           2003             2004           2003            2004            2003            2004            2003
      ----           ----             ----           ----            ----            ----            ----            ----
$      (40,637) $       (4,778) $      (75,851) $       (1,422) $     (138,584) $       (4,099) $       28,578  $          503
        20,052              80         101,255           2,978         177,273          44,332           1,248              --

       294,003          89,700         847,287         410,326       1,832,208         381,448          89,862             (82)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       273,418          85,002         872,691         411,882       1,870,897         421,681         119,688             421
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       883,521         429,146       3,566,311       2,662,865       3,390,980       2,613,406         736,719           8,500

     1,057,379         388,308       2,777,043       1,423,578       3,877,484       1,665,945         534,342          14,891
            --              --              --              --              --              --              --              --
          (246)            (22)           (506)            (55)           (820)            (75)            (30)             --
       (68,763)         (2,440)       (134,033)        (13,474)       (200,308)        (13,192)         (1,184)             --

      (197,358)         (2,757)       (191,090)        (80,516)       (164,736)        (52,554)         (1,743)             --
            --              --              --              --              --              --              --              --
            --              --         (28,014)             --         (37,007)             --              --              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


     1,674,533         812,235       5,989,711       3,992,398       6,865,593       4,213,530       1,268,104          23,391
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

     1,947,951         897,237       6,862,402       4,404,280       8,736,490       4,635,211       1,387,792          23,812



       897,237              --       4,404,280              --       4,635,211              --          23,812              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$    2,845,188  $      897,237  $   11,266,682  $    4,404,280  $   13,371,701  $    4,635,211  $    1,411,604  $       23,812
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



                                                   MERRILL LYNCH VALUE         OPPENHEIMER CAPITAL           OPPENHEIMER GLOBAL
                                                 OPPORTUNITIES V.I. FUND -    APPRECIATION FUND/VA -        SECURITIES FUND/VA -
                                                         CLASS III                SERVICE SHARES               SERVICE SHARES
                                                 --------------------------  --------------------------  --------------------------
                                                      2004         2003          2004          2003          2004          2003
                                                      ----         ----          ----          ----          ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $    (15,244) $         --  $     (1,193) $         --  $     (2,291) $         --
   Realized gain (loss) .......................       382,715            --            (1)           --           104            --
   Change in unrealized gain (loss)
      on investments ..........................      (243,729)          330         6,660            --        35,896            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

   Net increase (decrease) in net assets
      resulting from operations ...............       123,742           330         5,466            --        33,709            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
   Participant purchase payments ..............       826,466        10,375        65,516            --       143,909            --
   Participant transfers from other
      funding options .........................       504,051           255        50,847            --        85,518            --
   Growth rate intra-fund transfers in ........            --            --            --            --            --            --
   Administrative charges .....................           (30)           --            --            --            (6)           --
   Contract surrenders ........................        (3,525)           --            --            --            --            --
   Participant transfers to other
      funding options .........................       (23,229)           --            --            --          (425)           --
   Growth rate intra-fund transfers out .......            --            --            --            --            --            --
   Other payments to participants .............            --            --            --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets
         resulting from unit transactions .....     1,303,733        10,630       116,363            --       228,996            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets ...     1,427,475        10,960       121,829            --       262,705            --


NET ASSETS:
      Beginning of year .......................        10,960            --            --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
      End of year .............................  $  1,438,435  $     10,960  $    121,829  $         --  $    262,705  $         --
                                                 ============  ============  ============  ============  ============  ============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



   OPPENHEIMER MAIN STREET          REAL RETURN PORTFOLIO -       TOTAL RETURN PORTFOLIO -       PIONEER AMERICA INCOME VCT
   FUND/VA - SERVICE SHARES          ADMINISTRATIVE CLASS           ADMINISTRATIVE CLASS         PORTFOLIO - CLASS II SHARES
------------------------------  ------------------------------  ------------------------------  ------------------------------
      2004           2003             2004           2003            2004            2003            2004            2003
      ----           ----             ----           ----            ----            ----            ----            ----
$           (6) $           --  $      (95,134) $      (22,298) $       10,668  $      422,805  $        2,359  $           --
            --              --         432,857         103,024       1,038,751         476,797            (160)             --

           118              --         357,804          16,795         762,901         295,460            (146)             --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


           112              --         695,527          97,521       1,812,320       1,195,062           2,053              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


            --              --       2,823,446       3,259,224       6,450,037      15,430,525          89,353              --

         2,045              --       5,916,215       2,561,201      11,975,303      25,152,948         133,857              --
            --              --         188,041              --         236,541              --              --              --
            --              --            (678)            (41)         (7,720)         (5,904)            (20)             --
            --              --        (221,173)        (48,850)     (2,908,938)     (1,402,546)         (2,388)             --

            --              --      (1,032,201)       (289,428)     (6,281,487)     (8,919,422)         (2,843)             --
            --              --        (188,041)             --        (236,541)             --              --              --
            --              --         (13,552)             --        (326,367)       (501,500)             --              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


         2,045              --       7,472,057       5,482,106       8,900,828      29,754,101         217,959              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

         2,157              --       8,167,584       5,579,627      10,713,148      30,949,163         220,012              --



            --              --       5,579,627              --      56,496,078      25,546,915              --              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$        2,157  $           --  $   13,747,211  $    5,579,627  $   67,209,226  $   56,496,078  $      220,012  $           --
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



                                                      PIONEER BALANCED       PIONEER EMERGING MARKETS      PIONEER EQUITY INCOME
                                                      VCT PORTFOLIO -             VCT PORTFOLIO -             VCT PORTFOLIO -
                                                      CLASS II SHARES             CLASS II SHARES             CLASS II SHARES
                                                 --------------------------  --------------------------  --------------------------
                                                      2004         2003          2004          2003          2004          2003
                                                      ----         ----          ----          ----          ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $        117  $         --  $       (768) $         --  $      1,578  $         --
   Realized gain (loss) .......................             5            --            46            --           628            --
   Change in unrealized gain (loss)
      on investments ..........................         1,729            --        18,660            --        65,947            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

   Net increase (decrease) in net assets
      resulting from operations ...............         1,851            --        17,938            --        68,153            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
   Participant purchase payments ..............        64,330            --        32,105            --       354,300            --
   Participant transfers from other
      funding options .........................           749            --        57,333            --       268,458            --
   Growth rate intra-fund transfers in ........            --            --            --            --            --            --
   Administrative charges .....................            (2)           --            (4)           --           (21)           --
   Contract surrenders ........................            --            --          (366)           --        (6,240)           --
   Participant transfers to other
      funding options .........................            --            --        (3,129)           --        (8,183)           --
   Growth rate intra-fund transfers out .......            --            --            --            --            --            --
   Other payments to participants .............            --            --            --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets
         resulting from unit transactions .....        65,077            --        85,939            --       608,314            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets ...        66,928            --       103,877            --       676,467            --


NET ASSETS:
      Beginning of year .......................            --            --            --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
      End of year .............................  $     66,928  $         --  $    103,877  $         --  $    676,467  $         --
                                                 ============  ============  ============  ============  ============  ============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



PIONEER EUROPE VCT PORTFOLIO -   PIONEER FUND VCT PORTFOLIO -     PIONEER GROWTH SHARES VCT        PIONEER HIGH YIELD VCT
       CLASS II SHARES                 CLASS II SHARES           PORTFOLIO - CLASS II SHARES     PORTFOLIO - CLASS II SHARES
------------------------------  ------------------------------  ------------------------------  ------------------------------
      2004           2003             2004           2003            2004            2003            2004            2003
      ----           ----             ----           ----            ----            ----            ----            ----
$         (120) $           --  $       (1,960) $           (6) $         (307) $           --  $       13,006  $           12
            12              --              96              --             (43)             --         (11,864)             --

         3,250              --          34,210             227           1,559              --          26,900              34
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


         3,142              --          32,346             221           1,209              --          28,042              46
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


        15,000              --         233,900          13,000          21,361              --         789,887          13,000

            --              --         113,703              --              --              --         248,888              --
            --              --              --              --              --              --              --              --
            --              --             (28)             --              (2)             --             (50)             --
            --              --            (733)             --              --              --          (8,572)             --

            --              --            (339)             --              --              --        (278,880)             --
            --              --              --              --              --              --              --              --
            --              --              --              --              --              --              --              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


        15,000              --         346,503          13,000          21,359              --         751,273          13,000
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

        18,142              --         378,849          13,221          22,568              --         779,315          13,046



            --              --          13,221              --              --              --          13,046              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$       18,142  $           --  $      392,070  $       13,221  $       22,568  $           --  $      792,361  $       13,046
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



                                                   PIONEER INTERNATIONAL          PIONEER MID CAP        PIONEER OAK RIDGE LARGE CAP
                                                   VALUE VCT PORTFOLIO -       VALUE VCT PORTFOLIO -        GROWTH VCT PORTFOLIO -
                                                      CLASS II SHARES             CLASS II SHARES              CLASS II SHARES
                                                 --------------------------  --------------------------  --------------------------
                                                      2004         2003          2004          2003          2004          2003
                                                      ----         ----          ----          ----          ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $       (310) $         --  $     (1,459) $         --  $     (1,440) $         --
   Realized gain (loss) .......................            23            --         1,147            --            25            --
   Change in unrealized gain (loss)
      on investments ..........................         5,656            --        19,597            --        13,663            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

   Net increase (decrease) in net assets
      resulting from operations ...............         5,369            --        19,285            --        12,248            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
   Participant purchase payments ..............        12,823            --        89,904            --        74,330            --
   Participant transfers from other
      funding options .........................        17,910            --        36,226            --       106,611            --
   Growth rate intra-fund transfers in ........            --            --            --            --            --            --
   Administrative charges .....................            --            --           (24)           --            --            --
   Contract surrenders ........................            --            --        (2,514)           --            --            --
   Participant transfers to other
      funding options .........................            --            --          (232)           --            --            --
   Growth rate intra-fund transfers out .......            --            --            --            --            --            --
   Other payments to participants .............            --            --            --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets
         resulting from unit transactions .....        30,733            --       123,360            --       180,941            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets ...        36,102            --       142,645            --       193,189            --


NET ASSETS:
      Beginning of year .......................            --            --            --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
      End of year .............................  $     36,102  $         --  $    142,645  $         --  $    193,189  $         --
                                                 ============  ============  ============  ============  ============  ============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



 PIONEER PAPP SMALL & MID CAP
    GROWTH VCT PORTFOLIO -      PIONEER REAL ESTATE SHARES VCT   PIONEER SMALL CAP VALUE VCT      PIONEER SMALL COMPANY VCT
       CLASS II SHARES            PORTFOLIO - CLASS II SHARES    PORTFOLIO - CLASS II SHARES     PORTFOLIO - CLASS II SHARES
------------------------------  ------------------------------  ------------------------------  ------------------------------
      2004           2003             2004           2003            2004            2003            2004            2003
      ----           ----             ----           ----            ----            ----            ----            ----
$         (248) $           --  $          713  $           --  $       (1,322) $           --  $         (365) $           --
            (2)             --             407              --              67              --               7              --

           795              --          12,607              --          14,807              --           3,112              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


           545              --          13,727              --          13,552              --           2,754              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


        18,388              --          43,132              --          78,887              --          26,543              --

            81              --          28,320              --           8,115              --              --              --
            --              --              --              --              --              --              --              --
            --              --             (14)             --              (6)             --              (1)             --
            --              --          (3,220)             --              --              --              --              --

            --              --          (7,741)             --              --              --              --              --
            --              --              --              --              --              --              --              --
            --              --              --              --              --              --              --              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


        18,469              --          60,477              --          86,996              --          26,542              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

        19,014              --          74,204              --         100,548              --          29,296              --



            --              --              --              --              --              --              --              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$       19,014  $           --  $       74,204  $           --  $      100,548  $           --  $       29,296  $           --
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



                                                  PIONEER STRATEGIC INCOME
                                                  VCT PORTFOLIO - CLASS II      PIONEER VALUE VCT        PUTNAM VT DISCOVERY GROWTH
                                                           SHARES           PORTFOLIO - CLASS II SHARES    FUND - CLASS IB SHARES
                                                 --------------------------  --------------------------  --------------------------
                                                      2004         2003          2004          2003          2004          2003
                                                      ----         ----          ----          ----          ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $     13,650  $         --  $     (1,878) $         --  $     (8,728) $     (8,163)
   Realized gain (loss) .......................        12,937            --            76            --         7,697         8,650
   Change in unrealized gain (loss)
      on investments ..........................        26,565            --        19,092            --        26,456       125,489
                                                 ------------  ------------  ------------  ------------  ------------  ------------

   Net increase (decrease) in net assets
      resulting from operations ...............        53,152            --        17,290            --        25,425       125,976
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
   Participant purchase payments ..............       465,588            --       182,048            --        10,397        25,890
   Participant transfers from other
      funding options .........................       450,929            --        70,509            --           696       239,196
   Growth rate intra-fund transfers in ........            --            --            --            --        18,780            --
   Administrative charges .....................           (24)           --            (6)           --           (50)          (54)
   Contract surrenders ........................        (5,211)           --          (365)           --       (20,013)      (20,447)
   Participant transfers to other
      funding options .........................      (202,899)           --          (191)           --            --      (119,640)
   Growth rate intra-fund transfers out .......            --            --            --            --       (18,780)           --
   Other payments to participants .............            --            --            --            --       (21,090)           --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets
         resulting from unit transactions .....       708,383            --       251,995            --       (30,060)      124,945
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets ...       761,535            --       269,285            --        (4,635)      250,921


NET ASSETS:
      Beginning of year .......................            --            --            --            --       498,812       247,891
                                                 ------------  ------------  ------------  ------------  ------------  ------------
      End of year .............................  $    761,535  $         --  $    269,285  $         --  $    494,177  $    498,812
                                                 ============  ============  ============  ============  ============  ============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



PUTNAM VT INTERNATIONAL EQUITY    PUTNAM VT SMALL CAP VALUE
    FUND - CLASS IB SHARES         FUND - CLASS IB SHARES           ALL CAP FUND - CLASS I         INVESTORS FUND - CLASS I
------------------------------  ------------------------------  ------------------------------  ------------------------------
      2004           2003             2004           2003            2004            2003            2004            2003
      ----           ----             ----           ----            ----            ----            ----            ----
$      (13,985) $      (22,715) $      (96,780) $      (50,123) $     (195,783) $     (139,095) $       (7,412) $        6,276
        66,917          17,791         161,043          60,226         141,393         (71,276)         57,464          (9,471)

       349,066         533,458       1,373,783       1,416,621       1,109,549       3,591,285         951,622       1,768,558
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       401,998         528,534       1,438,046       1,426,724       1,055,159       3,380,914       1,001,674       1,765,363
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       155,657         940,733         844,672       1,187,323       1,246,268       2,242,999         928,684       2,428,926

       229,796         963,179       1,014,326       1,868,620       4,422,118       2,586,783       4,001,189       2,426,388
            --              --          52,807              --         152,893              --          48,703              --
          (364)           (250)           (778)           (574)         (2,642)         (2,270)         (1,401)         (1,055)
       (88,731)        (27,520)       (230,146)        (74,402)       (459,592)       (149,838)       (277,298)       (169,396)

      (248,589)       (209,890)       (579,866)       (742,003)     (1,064,210)     (1,138,430)       (596,786)     (1,533,597)
            --              --         (52,807)             --        (152,893)             --         (48,703)             --
       (21,337)        (78,392)        (32,383)         (2,069)       (152,758)       (166,417)        (14,785)        (30,762)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


        26,432       1,587,860       1,015,825       2,236,895       3,989,184       3,372,827       4,039,603       3,120,504
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

       428,430       2,116,394       2,453,871       3,663,619       5,044,343       6,753,741       5,041,277       4,885,867



     2,894,980         778,586       5,469,298       1,805,679      14,207,019       7,453,278       8,914,654       4,028,787
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$    3,323,410  $    2,894,980  $    7,923,169  $    5,469,298  $   19,251,362  $   14,207,019  $   13,955,931  $    8,914,654
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



                                                  LARGE CAP GROWTH FUND -     SMALL CAP GROWTH FUND -       TOTAL RETURN FUND -
                                                          CLASS I                     CLASS I                     CLASS II
                                                 --------------------------  --------------------------  --------------------------
                                                      2004         2003          2004          2003          2004          2003
                                                      ----         ----          ----          ----          ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $     (8,781) $     (1,829) $   (124,991) $    (48,703) $        397  $         29
   Realized gain (loss) .......................         1,050         3,595        80,383        48,019         1,360           152
   Change in unrealized gain (loss)
      on investments ..........................        (6,590)       30,542     1,006,099     1,133,279         2,073           (47)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

   Net increase (decrease) in net assets
      resulting from operations ...............       (14,321)       32,308       961,491     1,132,595         3,830           134
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
   Participant purchase payments ..............       403,899        53,108       697,072     1,711,198        17,986        13,000
   Participant transfers from other
      funding options .........................        41,248       113,875     2,315,064     2,393,451        53,082            --
   Growth rate intra-fund transfers in ........            --            --            --            --            --            --
   Administrative charges .....................           (83)          (47)       (1,090)         (711)           (1)           --
   Contract surrenders ........................        (7,322)      (18,696)     (203,621)      (66,761)         (729)           --
   Participant transfers to other
      funding options .........................       (32,665)           --      (623,830)   (1,269,067)       (5,961)           --
   Growth rate intra-fund transfers out .......            --            --            --            --            --            --
   Other payments to participants .............            --        (1,993)       (1,803)         (292)           --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets
         resulting from unit transactions .....       405,077       146,247     2,181,792     2,767,818        64,377        13,000
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets ...       390,756       178,555     3,143,283     3,900,413        68,207        13,134


NET ASSETS:
      Beginning of year .......................       193,965        15,410     5,230,785     1,330,372        13,134            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
      End of year .............................  $    584,721  $    193,965  $  8,374,068  $  5,230,785  $     81,341  $     13,134
                                                 ============  ============  ============  ============  ============  ============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



                                        SMITH BARNEY                  MULTIPLE DISCIPLINE            MULTIPLE DISCIPLINE
SMITH BARNEY DIVIDEND STRATEGY       PREMIER SELECTIONS               PORTFOLIO - ALL CAP          PORTFOLIO - BALANCED ALL
          PORTFOLIO                ALL CAP GROWTH PORTFOLIO             GROWTH AND VALUE             CAP GROWTH AND VALUE
------------------------------  ------------------------------  ------------------------------  ------------------------------
      2004           2003             2004           2003            2004            2003            2004            2003
      ----           ----             ----           ----            ----            ----            ----            ----
$      (24,677) $       (7,140) $      (49,170) $      (27,757) $   (1,605,802) $     (441,764) $     (814,332) $     (251,411)
        14,594           1,030          16,409         (19,943)        680,122          43,745         474,546           6,838

        37,339         182,792          53,750         505,052       5,282,941       7,185,085       2,540,293       4,089,256
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


        27,256         176,682          20,989         457,352       4,357,261       6,787,066       2,200,507       3,844,683
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       624,102       1,133,112         234,080         969,472      23,751,877      32,794,542      17,338,762      24,603,738

       361,124         507,084         241,011         371,369      28,283,726      26,033,545      23,496,046      21,715,715
        19,124              --              --              --          51,209              --         310,007              --
          (331)           (140)           (251)           (121)         (9,021)         (1,821)         (8,873)         (2,404)
      (173,585)         (2,748)        (60,780)        (12,767)     (2,614,697)       (219,665)     (2,334,103)       (409,669)

       (95,477)       (157,840)       (110,699)       (291,276)     (3,237,597)     (1,917,493)     (5,564,110)       (963,992)
       (19,124)             --              --              --         (51,209)             --        (310,075)             --
            --              --          (9,279)             --        (813,317)        (10,370)       (371,189)        (41,864)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       715,833       1,479,468         294,082       1,036,677      45,360,971      56,678,738      32,556,465      44,901,524
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

       743,089       1,656,150         315,071       1,494,029      49,718,232      63,465,804      34,756,972      48,746,207



     1,921,578         265,428       2,499,186       1,005,157      64,837,241       1,371,437      50,139,340       1,393,133
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$    2,664,667  $    1,921,578  $    2,814,257  $    2,499,186  $  114,555,473  $   64,837,241  $   84,896,312  $   50,139,340
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



                                                    MULTIPLE DISCIPLINE         MULTIPLE DISCIPLINE
                                                 PORTFOLIO - GLOBAL ALL CAP    PORTFOLIO - LARGE CAP       CONVERTIBLE SECURITIES
                                                      GROWTH AND VALUE            GROWTH AND VALUE               PORTFOLIO
                                                 --------------------------  --------------------------  --------------------------
                                                      2004         2003          2004          2003          2004          2003
                                                      ----         ----          ----          ----          ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $   (212,348) $    (33,542) $    (91,920) $    (27,136) $     35,661  $     28,213
   Realized gain (loss) .......................       108,751        28,449       154,525        51,002        45,335           794
   Change in unrealized gain (loss)
      on investments ..........................     1,395,699       663,816       376,157       578,102       121,598       119,216
                                                 ------------  ------------  ------------  ------------  ------------  ------------

   Net increase (decrease) in net assets
      resulting from operations ...............     1,292,102       658,723       438,762       601,968       202,594       148,223
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
   Participant purchase payments ..............     6,820,438     3,435,450     1,950,685     3,249,177     1,078,820       828,934
   Participant transfers from other
      funding options .........................     7,010,725     2,346,846     3,214,581     2,174,988     3,203,384       405,258
   Growth rate intra-fund transfers in ........        32,346            --            --            --            --            --
   Administrative charges .....................        (1,292)         (220)         (827)         (144)         (157)          (43)
   Contract surrenders ........................      (169,350)      (17,000)     (216,858)      (17,709)     (576,215)      (44,207)
   Participant transfers to other
      funding options .........................      (986,906)         (257)     (336,484)     (324,714)      (28,683)       (7,814)
   Growth rate intra-fund transfers out .......       (32,346)           --            --            --            --            --
   Other payments to participants .............            --            --      (101,888)           --      (163,983)           --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets
         resulting from unit transactions .....    12,673,615     5,764,819     4,509,209     5,081,598     3,513,166     1,182,128
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets ...    13,965,717     6,423,542     4,947,971     5,683,566     3,715,760     1,330,351


NET ASSETS:
      Beginning of year .......................     6,701,624       278,082     5,792,939       109,373     1,514,392       184,041
                                                 ------------  ------------  ------------  ------------  ------------  ------------
      End of year .............................  $ 20,667,341  $  6,701,624  $ 10,740,910  $  5,792,939  $  5,230,152  $  1,514,392
                                                 ============  ============  ============  ============  ============  ============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



    DISCIPLINED MID CAP
      STOCK PORTFOLIO              EQUITY INCOME PORTFOLIO      FEDERATED HIGH YIELD PORTFOLIO    FEDERATED STOCK PORTFOLIO
------------------------------  ------------------------------  ------------------------------  ------------------------------
      2004           2003             2004           2003            2004            2003            2004            2003
      ----           ----             ----           ----            ----            ----            ----            ----
$      (16,099) $       (6,343) $      (59,207) $      (32,506) $      149,220  $      111,105  $         (195) $          192
        45,904           8,359         798,291          18,263          12,724           7,931           1,355           1,379

       102,956         133,420         448,520       2,166,561          31,512          53,284           9,639          15,823
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       132,761         135,436       1,187,604       2,152,318         193,456         172,320          10,799          17,394
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       233,383         258,303       1,763,049       3,461,760         492,405         476,502          46,742          26,099

       117,056         316,641       2,075,415       3,786,082         463,472       1,268,509           2,254          52,330
            --              --          19,512              --              --              --              --              --
          (193)            (92)         (1,809)         (1,301)           (220)           (116)            (54)            (29)
       (53,942)        (47,896)       (483,200)       (209,694)        (26,594)         (7,161)         (1,738)             --

       (32,076)        (15,833)       (630,103)       (852,680)       (264,286)       (137,020)         (4,668)        (11,050)
            --              --         (19,512)             --              --              --              --              --
            --              --         (35,393)        (66,286)        (52,647)             --              --              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       264,228         511,123       2,687,959       6,117,881         612,130       1,600,714          42,536          67,350
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

       396,989         646,559       3,875,563       8,270,199         805,586       1,773,034          53,335          84,744



       735,211          88,652      12,392,933       4,122,734       1,952,044         179,010          98,375          13,631
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$    1,132,200  $      735,211  $   16,268,496  $   12,392,933  $    2,757,630  $    1,952,044  $      151,710  $       98,375
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



                                                                               LAZARD INTERNATIONAL       MERRILL LYNCH LARGE CAP
                                                    LARGE CAP PORTFOLIO           STOCK PORTFOLIO              CORE PORTFOLIO
                                                 --------------------------  --------------------------  --------------------------
                                                      2004         2003          2004          2003          2004          2003
                                                      ----         ----          ----          ----          ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $    (48,698) $    (38,125) $      1,216  $     22,798  $    (28,024) $    (14,953)
   Realized gain (loss) .......................      (182,158)      (97,502)        9,588           212       (27,346)     (135,091)
   Change in unrealized gain (loss)
      on investments ..........................       430,690       957,080       542,814       215,587       409,527       486,536
                                                 ------------  ------------  ------------  ------------  ------------  ------------

   Net increase (decrease) in net assets
      resulting from operations ...............       199,834       821,453       553,618       238,597       354,157       336,492
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
   Participant purchase payments ..............       323,738       920,701     1,394,060     1,133,428       273,831       319,764
   Participant transfers from other
      funding options .........................     2,030,646     1,243,518     1,110,051       833,731       294,759       208,249
   Growth rate intra-fund transfers in ........            --            --            --            --            --            --
   Administrative charges .....................        (1,150)         (998)         (286)          (51)         (486)         (471)
   Contract surrenders ........................      (284,327)     (106,347)      (68,162)      (10,927)      (52,329)      (65,115)
   Participant transfers to other
      funding options .........................    (1,262,743)     (298,835)      (70,050)       (1,951)      (79,373)     (236,595)
   Growth rate intra-fund transfers out .......            --            --            --            --            --            --
   Other payments to participants .............        (7,609)       (7,034)      (49,091)       (1,867)      (14,027)       (7,438)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets
         resulting from unit transactions .....       798,555     1,751,005     2,316,522     1,952,363       422,375       218,394
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets ...       998,389     2,572,458     2,870,140     2,190,960       776,532       554,886


NET ASSETS:
      Beginning of year .......................     5,236,266     2,663,808     2,229,807        38,847     2,204,170     1,649,284
                                                 ------------  ------------  ------------  ------------  ------------  ------------
      End of year .............................  $  6,234,655  $  5,236,266  $  5,099,947  $  2,229,807  $  2,980,702  $  2,204,170
                                                 ============  ============  ============  ============  ============  ============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



MFS EMERGING GROWTH PORTFOLIO    MFS MID CAP GROWTH PORTFOLIO        MFS VALUE PORTFOLIO            PIONEER FUND PORTFOLIO
------------------------------  ------------------------------  ------------------------------  ------------------------------
      2004           2003             2004           2003            2004            2003            2004            2003
      ----           ----             ----           ----            ----            ----            ----            ----
$      (71,788) $      (54,953) $      (22,254) $       (8,367) $        1,448  $           --  $       (7,876) $        3,206
      (367,552)       (819,144)         13,796          10,121           2,048              --           7,793             970

       922,598       1,758,550         142,156         122,121          13,005              --         112,316          33,131
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       483,258         884,453         133,698         123,875          16,501              --         112,233          37,307
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       191,846         201,472         231,963         377,739         103,941              --         310,932         246,127

       315,486         627,253         111,612         377,865         113,728              --         557,768         172,944
            --              --              --              --              --              --              --              --
        (1,464)         (1,537)           (256)           (182)             (4)             --             (58)             (5)
       (95,769)       (120,600)        (52,788)         (3,792)         (1,784)             --         (54,295)             --

      (358,075)       (475,582)         (9,214)        (88,109)            (47)             --         (35,091)        (20,083)
            --              --              --              --              --              --              --              --
       (35,061)        (68,513)        (33,518)           (372)             --              --              --              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


        16,963         162,493         247,799         663,149         215,834              --         779,256         398,983
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

       500,221       1,046,946         381,497         787,024         232,335              --         891,489         436,290



     4,449,042       3,402,096         911,627         124,603              --              --         436,290              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$    4,949,263  $    4,449,042  $    1,293,124  $      911,627  $      232,335  $           --  $    1,327,779  $      436,290
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



                                                     TRAVELERS QUALITY            U.S. GOVERNMENT               AIM CAPITAL
                                                       BOND PORTFOLIO           SECURITIES PORTFOLIO       APPRECIATION PORTFOLIO
                                                 --------------------------  --------------------------  --------------------------
                                                      2004         2003          2004          2003          2004          2003
                                                      ----         ----          ----          ----          ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $     85,203  $     69,517  $        639  $         --  $    (61,283) $    (40,664)
   Realized gain (loss) .......................        (2,187)        6,405         2,449            --        11,263       (13,929)
   Change in unrealized gain (loss)
      on investments ..........................       (49,492)      (22,436)          (35)           --       245,382       738,531
                                                 ------------  ------------  ------------  ------------  ------------  ------------

   Net increase (decrease) in net assets
      resulting from operations ...............        33,524        53,486         3,053            --       195,362       683,938
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
   Participant purchase payments ..............       961,405       703,590        17,158            --       632,791       391,466
   Participant transfers from other
      funding options .........................       665,230       742,567        75,436            --       507,393       573,335
   Growth rate intra-fund transfers in ........            --            --            --            --            --            --
   Administrative charges .....................          (302)         (183)           (3)           --          (300)         (219)
   Contract surrenders ........................      (166,499)      (39,555)          (51)           --      (154,299)      (76,310)
   Participant transfers to other
      funding options .........................      (431,166)     (105,057)      (62,242)           --      (287,562)      (68,179)
   Growth rate intra-fund transfers out .......            --            --            --            --            --            --
   Other payments to participants .............       (35,594)       (1,620)           --            --       (15,428)         (350)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets
         resulting from unit transactions .....       993,074     1,299,742        30,298            --       682,595       819,743
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets ...     1,026,598     1,353,228        33,351            --       877,957     1,503,681


NET ASSETS:
      Beginning of year .......................     1,949,889       596,661            --            --     3,586,860     2,083,179
                                                 ------------  ------------  ------------  ------------  ------------  ------------
      End of year .............................  $  2,976,487  $  1,949,889  $     33,351  $         --  $  4,464,817  $  3,586,860
                                                 ============  ============  ============  ============  ============  ============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



                                      PIONEER STRATEGIC           SB ADJUSTABLE RATE INCOME        SMITH BARNEY AGGRESSIVE
  MFS TOTAL RETURN PORTFOLIO           INCOME PORTFOLIO           PORTFOLIO - CLASS I SHARES           GROWTH PORTFOLIO
------------------------------  ------------------------------  ------------------------------  ------------------------------
      2004           2003             2004           2003            2004            2003            2004            2003
      ----           ----             ----           ----            ----            ----            ----            ----
$      639,397  $      529,053  $       17,437  $           --  $       (3,857) $          412  $   (1,011,703) $     (499,434)
     1,933,016         (45,207)             19              --           1,667              25         325,229        (305,703)

     3,162,427       4,758,151          (8,494)             --         (19,059)           (751)      5,057,812       9,298,943
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


     5,734,840       5,241,997           8,962              --         (21,249)           (314)      4,371,338       8,493,806
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


     6,214,609      12,719,940         113,823              --       1,511,186         424,503       6,556,547      11,348,290

     9,440,736      16,828,299         161,716              --       3,401,872         201,581       9,788,701      11,311,308
       242,935              --              --              --              --              --         125,988              --
        (8,343)         (5,673)             (3)             --            (350)             --          (9,652)         (8,016)
    (2,423,775)     (1,078,465)         (1,272)             --         (91,135)           (562)     (2,136,899)       (809,543)

    (2,304,301)     (2,881,550)           (122)             --        (464,844)        (65,174)     (2,719,454)     (2,013,644)
      (242,935)             --              --              --              --              --        (125,988)             --
      (407,558)       (396,392)             --              --              --              --        (292,752)       (239,791)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


    10,511,368      25,186,159         274,142              --       4,356,729         560,348      11,186,491      19,588,604
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

    16,246,208      30,428,156         283,104              --       4,335,480         560,034      15,557,829      28,082,410



    52,176,977      21,748,821              --              --         560,034              --      48,503,940      20,421,530
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$   68,423,185  $   52,176,977  $      283,104  $           --  $    4,895,514  $      560,034  $   64,061,769  $   48,503,940
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



                                                  SMITH BARNEY HIGH INCOME   SMITH BARNEY INTERNATIONAL    SMITH BARNEY LARGE CAP
                                                         PORTFOLIO            ALL CAP GROWTH PORTFOLIO         VALUE PORTFOLIO
                                                 --------------------------  --------------------------  --------------------------
                                                      2004         2003          2004          2003          2004          2003
                                                      ----         ----          ----          ----          ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $  1,713,559  $  1,269,195  $    (14,097) $    (11,931) $     30,015  $     20,473
   Realized gain (loss) .......................        32,755       (96,768)       62,843        17,113       (49,714)     (196,489)
   Change in unrealized gain (loss)
      on investments ..........................       289,119     1,515,436       338,690       498,795       756,074     1,964,854
                                                 ------------  ------------  ------------  ------------  ------------  ------------

   Net increase (decrease) in net assets
      resulting from operations ...............     2,035,433     2,687,863       387,436       503,977       736,375     1,788,838
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
   Participant purchase payments ..............     1,953,539     5,999,055        67,446        96,727        45,983       314,219
   Participant transfers from other
      funding options .........................     5,218,845    11,873,733       261,718    16,677,614       211,096       895,805
   Growth rate intra-fund transfers in ........       105,464            --            --            --        10,637            --
   Administrative charges .....................        (3,290)       (1,922)         (872)         (630)       (1,617)       (1,701)
   Contract surrenders ........................    (1,011,228)     (503,862)      (96,679)     (117,649)     (286,280)     (210,687)
   Participant transfers to other
      funding options .........................    (2,634,231)   (2,548,936)     (264,680)  (19,272,855)     (476,208)     (603,423)
   Growth rate intra-fund transfers out .......      (105,464)           --            --            --       (10,637)           --
   Other payments to participants .............      (159,670)     (129,584)      (29,927)      (34,535)      (96,318)      (84,784)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets
         resulting from unit transactions .....     3,363,965    14,688,484       (62,994)   (2,651,328)     (603,344)      309,429
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets ...     5,399,398    17,376,347       324,442    (2,147,351)      133,031     2,098,267


NET ASSETS:
      Beginning of year .......................    22,023,538     4,647,191     2,411,604     4,558,955     8,756,740     6,658,473
                                                 ------------  ------------  ------------  ------------  ------------  ------------
      End of year .............................  $ 27,422,936  $ 22,023,538  $  2,736,046  $  2,411,604  $  8,889,771  $  8,756,740
                                                 ============  ============  ============  ============  ============  ============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



      SMITH BARNEY LARGE
    CAPITALIZATION GROWTH           SMITH BARNEY MID CAP                SMITH BARNEY
           PORTFOLIO                    CORE PORTFOLIO             MONEY MARKET PORTFOLIO         STRATEGIC EQUITY PORTFOLIO
------------------------------  ------------------------------  ------------------------------  ------------------------------
      2004           2003             2004           2003            2004            2003            2004            2003
      ----           ----             ----           ----            ----            ----            ----            ----
$     (395,930) $     (251,798) $     (257,138) $     (154,823) $     (219,634) $     (274,077) $      (11,092) $     (107,300)
       313,144        (247,666)         83,556         (73,903)             --              --        (371,398)       (659,137)

      (312,264)      6,220,811       1,442,097       2,816,333              --              --       1,085,840       2,721,004
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


      (395,050)      5,721,347       1,268,515       2,587,607        (219,634)       (274,077)        703,350       1,954,567
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


     2,840,972       7,663,192       1,572,530       2,902,397       4,216,992      41,155,427         474,549         629,593

     4,655,739       7,816,986       1,485,032       2,456,772      21,442,236      48,663,333         123,579         620,850
        80,477              --         112,377              --          10,015              --              --              --
        (5,636)         (4,628)         (2,627)         (2,343)         (3,029)         (4,664)         (2,703)         (2,944)
      (939,913)       (486,585)       (566,269)       (226,763)     (2,316,176)     (2,049,279)       (319,498)       (184,319)

    (6,498,899)     (2,118,416)     (1,024,806)       (984,084)    (28,991,934)    (87,616,923)       (420,535)       (666,524)
       (80,477)             --        (112,377)             --         (10,015)             --              --              --
       (86,832)       (144,421)       (173,142)        (66,274)       (164,944)       (496,139)        (81,282)       (227,895)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       (34,569)     12,726,128       1,290,718       4,079,705      (5,816,855)       (348,245)       (225,890)        168,761
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

      (429,619)     18,447,475       2,559,233       6,667,312      (6,036,489)       (622,322)        477,460       2,123,328



    28,800,089      10,352,614      13,921,192       7,253,880      23,854,013      24,476,335       8,403,925       6,280,597
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$   28,370,470  $   28,800,089  $   16,480,425  $   13,921,192  $   17,817,524  $   23,854,013  $    8,881,385  $    8,403,925
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



                                                  TRAVELERS MANAGED INCOME          VAN KAMPEN              COMSTOCK PORTFOLIO -
                                                         PORTFOLIO              ENTERPRISE PORTFOLIO           CLASS II SHARES
                                                 --------------------------  --------------------------  --------------------------
                                                      2004         2003          2004          2003          2004          2003
                                                      ----         ----          ----          ----          ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $    573,389  $    503,585  $    (22,834) $    (25,444) $    (54,626) $    (22,187)
   Realized gain (loss) .......................       (56,553)      (73,377)     (112,514)     (257,250)       40,797         7,276
   Change in unrealized gain (loss)
      on investments ..........................      (315,386)      486,833       189,913       712,551       589,243       415,579
                                                 ------------  ------------  ------------  ------------  ------------  ------------

   Net increase (decrease) in net assets
      resulting from operations ...............       201,450       917,041        54,565       429,857       575,414       400,668
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
   Participant purchase payments ..............     1,428,433     3,684,932        42,556       221,040     1,338,747     1,578,432
   Participant transfers from other
      funding options .........................     3,918,596     9,437,219       226,679       151,300       455,375       402,821
   Growth rate intra-fund transfers in ........        10,209            --            --            --            --            --
   Administrative charges .....................        (2,706)       (2,469)         (724)         (818)         (550)         (266)
   Contract surrenders ........................    (1,204,305)     (746,874)      (44,424)      (64,551)      (67,885)      (41,892)
   Participant transfers to other
      funding options .........................    (2,944,069)   (4,616,582)      (89,217)     (144,358)     (128,841)     (132,233)
   Growth rate intra-fund transfers out .......       (10,209)           --            --            --            --            --
   Other payments to participants .............      (530,807)     (320,056)       (7,888)      (18,836)      (96,966)       (1,875)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets
         resulting from unit transactions .....       665,142     7,436,170       126,982       143,777     1,499,880     1,804,987
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets ...       866,592     8,353,211       181,547       573,634     2,075,294     2,205,655


NET ASSETS:
      Beginning of year .......................    19,275,264    10,922,053     2,350,049     1,776,415     2,787,681       582,026
                                                 ------------  ------------  ------------  ------------  ------------  ------------
      End of year .............................  $ 20,141,856  $ 19,275,264  $  2,531,596  $  2,350,049  $  4,862,975  $  2,787,681
                                                 ============  ============  ============  ============  ============  ============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



 EMERGING GROWTH PORTFOLIO -       ENTERPRISE PORTFOLIO -       SMITH BARNEY SMALL CAP GROWTH     CONTRAFUND(R) PORTFOLIO -
       CLASS I SHARES                 CLASS II SHARES              OPPORTUNITIES PORTFOLIO              SERVICE CLASS
------------------------------  ------------------------------  ------------------------------  ------------------------------
      2004           2003             2004           2003            2004            2003            2004            2003
      ----           ----             ----           ----            ----            ----            ----            ----
$     (109,463) $      (90,687) $       (1,811) $       (1,092) $      (81,724) $      (34,653) $     (148,026) $      (73,401)
      (565,465)       (490,890)            853           3,289         529,261         101,569          55,428         (28,365)

     1,031,219       1,981,226           2,028          13,912         269,947         554,869       1,360,242       1,482,096
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       356,291       1,399,649           1,070          16,109         717,484         621,785       1,267,644       1,380,330
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       179,912         664,575          25,248          18,720         576,511       1,950,558         948,825       1,799,946

       331,594         715,409              90          36,015       2,457,165       4,561,544       1,478,756       1,980,721
            --              --              --              --           1,258              --              --              --
        (2,353)         (2,758)            (38)            (32)           (404)           (166)         (1,675)         (1,301)
      (299,398)       (149,665)           (115)           (120)        (80,500)        (22,422)       (307,562)       (149,424)

      (572,072)       (489,001)         (8,268)        (47,119)     (4,410,007)     (1,137,799)       (334,663)       (308,799)
            --              --              --              --          (1,258)             --              --              --
       (33,515)        (35,555)             --              --         (23,117)        (19,799)        (52,796)        (15,999)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


      (395,832)        703,005          16,917           7,464      (1,480,352)      5,331,916       1,730,885       3,305,144
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

       (39,541)      2,102,654          17,987          23,573        (762,868)      5,953,701       2,998,529       4,685,474



     7,282,442       5,179,788          80,130          56,557       6,373,550         419,849       8,223,349       3,537,875
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$    7,242,901  $    7,282,442  $       98,117  $       80,130  $    5,610,682  $    6,373,550  $   11,221,878  $    8,223,349
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



                                                                                 DYNAMIC CAPITAL
                                                 CONTRAFUND(R) PORTFOLIO -    APPRECIATION PORTFOLIO -      MID CAP PORTFOLIO -
                                                       SERVICE CLASS 2           SERVICE CLASS 2              SERVICE CLASS 2
                                                 --------------------------  --------------------------  --------------------------
                                                      2004         2003          2004          2003          2004          2003
                                                      ----         ----          ----          ----          ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $    (47,497) $    (13,921) $     (4,515) $     (3,256) $   (215,432) $    (61,320)
   Realized gain (loss) .......................        10,478         3,298           906           541        31,253        43,950
   Change in unrealized gain (loss)
      on investments ..........................       369,677       215,546         2,790        39,688     2,690,612     1,433,314
                                                 ------------  ------------  ------------  ------------  ------------  ------------

   Net increase (decrease) in net assets
      resulting from operations ...............       332,658       204,923          (819)       36,973     2,506,433     1,415,944
                                                 ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
   Participant purchase payments ..............       953,518       859,867        13,607        46,271     2,611,534     3,231,957
   Participant transfers from other
      funding options .........................       395,081       233,772        25,501         4,632     3,388,421     2,843,915
   Growth rate intra-fund transfers in ........            --            --            --            --        24,372            --
   Administrative charges .....................          (292)         (152)          (31)          (16)       (1,202)         (362)
   Contract surrenders ........................       (44,388)      (55,828)         (367)           --      (329,348)      (45,284)
   Participant transfers to other
      funding options .........................       (28,836)      (10,180)         (114)           --      (411,158)     (602,759)
   Growth rate intra-fund transfers out .......            --            --            --            --       (24,372)           --
   Other payments to participants .............            --            --            --            --        (6,468)       (5,668)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets
         resulting from unit transactions .....     1,275,083     1,027,479        38,596        50,887     5,251,779     5,421,799
                                                 ------------  ------------  ------------  ------------  ------------  ------------

      Net increase (decrease) in net assets ...     1,607,741     1,232,402        37,777        87,860     7,758,212     6,837,743


NET ASSETS:
      Beginning of year .......................     1,569,188       336,786       228,832       140,972     7,599,986       762,243
                                                 ------------  ------------  ------------  ------------  ------------  ------------
      End of year .............................  $  3,176,929  $  1,569,188  $    266,609  $    228,832  $ 15,358,198  $  7,599,986
                                                 ============  ============  ============  ============  ============  ============



                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003



            COMBINED
-------------------------------
     2004              2003
     ----              ----

$   (6,361,961)   $    (849,517)
     8,077,730       (4,818,633)

    73,646,937      119,326,567
--------------    -------------


    75,362,706      113,658,417
--------------    -------------


   169,607,517      281,909,039

   248,597,043      314,898,583
     3,119,144                -
      (137,220)         (94,277)
   (36,424,037)     (15,338,642)

   (97,662,388)    (162,845,570)
    (3,119,213)               -
    (6,887,841)      (5,241,317)
--------------    -------------


   277,093,005      413,287,816
--------------    -------------

   352,455,711      526,946,233



   830,205,120      303,258,887
--------------    -------------
$1,182,660,831    $ 830,205,120
==============    =============




                       See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

     The Travelers Separate Account Ten for Variable Annuities ("Separate Account Ten") is a separate account of The Travelers Life and Annuity Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Separate Account Ten is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account Ten includes the Travelers Life & Annuity Pioneer AnnuiStar Flex Variable Annuity, Travelers Portfolio Architect 3 Variable Annuity, Travelers Life & Annuity Portfolio Architect L Variable Annuity, Travelers Vintage 3 Variable Annuity, Travelers Life and Annuity Vintage II (Series II) Variable Annuity, Travelers Vintage II Variable Annuity, Travelers Life & Annuity Vintage L Variable Annuity products.

     Participant purchase payments applied to Separate Account Ten are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2004, the investments comprising Separate Account Ten were:

     Capital Appreciation Fund, Massachusetts business trust, Affiliate of The Company
     High Yield Bond Trust, Massachusetts business trust, Affiliate of
     The Company
     Managed Assets Trust, Massachusetts business trust, Affiliate of
     The Company
     Money Market Portfolio, Massachusetts business trust, Affiliate of
     The Company
     AIM Variable Insurance Funds, Inc., Delaware business trust
         AIM V.I. Capital Appreciation Fund - Series II
         AIM V.I. Mid Cap Core Equity Fund - Series II
         AIM V.I. Premier Equity Fund - Series I
     AllianceBernstein Variable Product Series Fund, Inc., Maryland business trust
         AllianceBernstein Growth and Income Portfolio - Class B AllianceBernstein Premier Growth Portfolio - Class B
     American Funds Insurance Series, Massachusetts business trust
         Global Growth Fund - Class 2 Shares
         Growth Fund - Class 2 Shares
         Growth-Income Fund - Class 2 Shares
     Credit Suisse Trust, Massachusetts business trust
         Credit Suisse Trust Emerging Markets Portfolio
     Delaware VIP Trust, Maryland business trust
         Delaware VIP REIT Series - Standard Class
     Dreyfus Variable Investment Fund, Maryland business trust
         Dreyfus Variable Investment Fund - Appreciation Portfolio -
         Initial Shares
         Dreyfus Variable Investment Fund - Developing Leaders Portfolio - Initial Shares
     Franklin Templeton Variable Insurance Products Trust, Massachusetts business trust
         Franklin Rising Dividends Securities Fund - Class 2 Shares
         Franklin Small Cap Fund - Class 2 Shares
         Mutual Shares Securities Fund - Class 2 Shares
         Templeton Developing Markets Securities Fund - Class 2 Shares Templeton Foreign Securities Fund - Class 2 Shares
         Templeton Growth Securities Fund - Class 2 Shares
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of The Company
         Appreciation Portfolio
         Diversified Strategic Income Portfolio
         Equity Index Portfolio - Class II Shares
         Fundamental Value Portfolio
         Salomon Brothers Variable Aggressive Growth Fund - Class I Shares (Formerly Salomon Brothers Variable Emerging Growth Fund - Class I Shares)
         Salomon Brothers Variable Aggressive Growth Fund - Class II Shares (Formerly Salomon Brothers Variable Emerging Growth Fund - Class
         II Shares)
         Salomon Brothers Variable Growth & Income Fund - Class I Shares Janus Aspen Series, Delaware business trust
         Balanced Portfolio - Service Shares
         Global Life Sciences Portfolio - Service Shares
         Global Technology Portfolio - Service Shares
         Mid Cap Growth Portfolio - Service Shares
         Worldwide Growth Portfolio - Service Shares

     Lazard Retirement Series, Inc., Massachusetts business trust
         Lazard Retirement Small Cap Portfolio
     Lord Abbett Series Fund, Inc., Maryland business trust
         Growth and Income Portfolio
         Mid-Cap Value Portfolio
     Merrill Lynch Variable Series Funds, Inc., Maryland business trust
         Merrill Lynch Global Allocation V.I. Fund - Class III
         Merrill Lynch Value Opportunities V.I. Fund - Class III (Formerly Merrill Lynch Small Cap Value V.I. Fund - Class III)
     Oppenheimer Variable Account Funds, Massachusetts business trust
         Oppenheimer Capital Appreciation Fund/VA - Service Shares
         Oppenheimer Global Securities Fund/VA - Service Shares
         Oppenheimer Main Street Fund/VA - Service Shares
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Real Return Portfolio - Administrative Class
         Total Return Portfolio - Administrative Class
     Pioneer Variable Contracts Trust, Massachusetts business trust
         Pioneer America Income VCT Portfolio - Class II Shares
         Pioneer Balanced VCT Portfolio - Class II Shares
         Pioneer Emerging Markets VCT Portfolio - Class II Shares
         Pioneer Equity Income VCT Portfolio - Class II Shares
         Pioneer Europe VCT Portfolio - Class II Shares
         Pioneer Fund VCT Portfolio - Class II Shares
         Pioneer Growth Shares VCT Portfolio - Class II Shares
         Pioneer High Yield VCT Portfolio - Class II Shares
         Pioneer International Value VCT Portfolio - Class II Shares
         Pioneer Mid Cap Value VCT Portfolio - Class II Shares
         Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares Pioneer Papp America-Pacific Rim Fund VCT - Class II Shares*
         Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares Pioneer Real Estate Shares VCT Portfolio - Class II Shares
         Pioneer Small Cap Value VCT Portfolio - Class II Shares
         Pioneer Small Company VCT Portfolio - Class II Shares
         Pioneer Strategic Income VCT Portfolio - Class II Shares
         Pioneer Value VCT Portfolio - Class II Shares
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT Discovery Growth Fund - Class IB Shares
         Putnam VT International Equity Fund - Class IB Shares
         Putnam VT Small Cap Value Fund - Class IB Shares
     Salomon Brothers Variable Series Funds Inc., Maryland business trust, Affiliate of The Company
         All Cap Fund - Class I (Formerly Capital Fund - Class I)
         Investors Fund - Class I
         Large Cap Growth Fund - Class I
         Small Cap Growth Fund - Class I
         Total Return Fund - Class II
     Smith Barney Investment Series, Massachusetts business trust, Affiliate of The Company
         Smith Barney Dividend Strategy Portfolio (Formerly Smith Barney Large Cap Core Portfolio)
         Smith Barney Premier Selections All Cap Growth Portfolio
     Smith Barney Multiple Discipline Trust, Massachusetts business trust, Affiliate of The Company
         Multiple Discipline Portfolio - All Cap Growth and Value
         Multiple Discipline Portfolio - Balanced All Cap Growth and Value Multiple Discipline Portfolio - Global All Cap Growth and Value Multiple Discipline Portfolio - Large Cap Growth and Value

     The Travelers Series Trust, Massachusetts business trust, Affiliate of The Company
         Convertible Securities Portfolio
         Disciplined Mid Cap Stock Portfolio
         Equity Income Portfolio
         Federated High Yield Portfolio
         Federated Stock Portfolio
         Large Cap Portfolio
         Lazard International Stock Portfolio
         Merrill Lynch Large Cap Core Portfolio
         MFS Emerging Growth Portfolio
         MFS Mid Cap Growth Portfolio
         MFS Value Portfolio
         Pioneer Fund Portfolio
         Social Awareness Stock Portfolio*
         Travelers Quality Bond Portfolio
         U.S. Government Securities Portfolio
     Travelers Series Fund Inc., Maryland business trust, Affiliate of
     The Company
         AIM Capital Appreciation Portfolio
         MFS Total Return Portfolio
         Pioneer Strategic Income Portfolio
         SB Adjustable Rate Income Portfolio - Class I Shares
         Smith Barney Aggressive Growth Portfolio
         Smith Barney High Income Portfolio
         Smith Barney International All Cap Growth Portfolio
         Smith Barney Large Cap Value Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Smith Barney Mid Cap Core Portfolio
         Smith Barney Money Market Portfolio
         Strategic Equity Portfolio
         Travelers Managed Income Portfolio
         Van Kampen Enterprise Portfolio
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class I Shares
         Enterprise Portfolio - Class II Shares
     Variable Annuity Portfolios, Massachusetts business trust, Affiliate of The Company
         Smith Barney Small Cap Growth Opportunities Portfolio
     Variable Insurance Products Fund II, Massachusetts business trust
         Contrafund(R) Portfolio - Service Class
         Contrafund(R) Portfolio - Service Class 2
     Variable Insurance Products Fund III, Massachusetts business trust
         Dynamic Capital Appreciation Portfolio - Service Class 2
         Mid Cap Portfolio - Service Class 2

     * No assets for the period

Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Separate Account Ten in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Separate Account Ten form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account Ten. Separate Account Ten is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. In 2001, Separate Account Ten adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $374,582,358 and $97.284,241 respectively, for the year ended December 31, 2004. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $1,083,169,403 at December 31, 2004. Gross unrealized appreciation for all investments at December 31, 2004 was $114,015,151. Gross unrealized depreciation for all investments at December 31, 2004 was $14,539,599.

3.  CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

    - Mortality and Expense Risks assumed by The Company (M&E)
    - Administrative fees paid for administrative expenses (ADM)
    - Enhanced Stepped-up Provision, if elected by the contract owner (E.S.P.)
    - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner (GMWB)
    - Guaranteed Minimum Accumulation Benefit, if elected by the contract owner (GMAB)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option. The table displays the following death benefit (Dth Ben) designations; Standard (S), Annual Step up (SU), Deferred Annual Step up (D), and Roll up (R). In products where there is one death benefit only, the "Dth Ben" column is blank.

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                           TEN
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Asset-based Charges
                                                                        ------------------------------------------------------------
                                                                                             Optional Features
     Separate Account Charge (1)      Dth                                                   ------------------------------   Total
      (as identified in Note 5)       Ben  Product                         M&E       ADM      E.S.P.     GMWB      GMAB      Charge
------------------------------------------------------------------------------------------------------------------------------------

Separate Account Charge 1.30%          S   Vintage II                     1.15%     0.15%                                    1.30%

Separate Account Charge 1.40%          SU  Vintage II                     1.25%     0.15%                                    1.40%
                                       S   Vintage II (Series II)         1.25%     0.15%                                    1.40%

Separate Account Charge 1.50%          S   Vintage II                     1.15%     0.15%     0.20%                          1.50%
                                       SU  Vintage II (Series II)         1.35%     0.15%                                    1.50%

Separate Account Charge 1.55%          R   Vintage II                     1.40%     0.15%                                    1.55%
                                       S   Vintage II (Series II)         1.25%     0.15%     0.15%                          1.55%

Separate Account Charge 1.60%          SU  Vintage II                     1.25%     0.15%     0.20%                          1.60%

Separate Account Charge 1.65%          SU  Vintage II (Series II)         1.35%     0.15%     0.15%                          1.65%

Separate Account Charge 1.70%          S   Vintage II                     1.15%     0.15%                0.40%               1.70%
                                       R   Vintage II (Series II)         1.55%     0.15%                                    1.70%

Separate Account Charge 1.75%          R   Vintage II                     1.40%     0.15%     0.20%                          1.75%
                                       D   Portfolio Architect L          1.60%     0.15%                                    1.75%

Separate Account Charge 1.80%          SU  Vintage II                     1.25%     0.15%                0.40%               1.80%
                                       S   Vintage II (Series II)         1.25%     0.15%                0.40%               1.80%

Separate Account Charge 1.85%          R   Vintage II (Series II)         1.55%     0.15%     0.15%                          1.85%
                                       SU  Portfolio Architect L          1.70%     0.15%                                    1.85%
                                       SU  Pioneer AnnuiStar Flex         1.70%     0.15%                                    1.85%
                                       SU  Vintage L                      1.70%     0.15%                                    1.85%
                                           Portfolio Architect 3          1.70%     0.15%                                    1.85%
                                           Vintage 3                      1.70%     0.15%                                    1.85%

Separate Account Charge 1.90%          S   Vintage II                     1.15%     0.15%     0.20%      0.40%               1.90%
                                       SU  Vintage II (Series II)         1.35%     0.15%                0.40%               1.90%
                                       S   Vintage II (Series II)         1.25%     0.15%                          0.50%     1.90%

Separate Account Charge 1.95%          R   Vintage II                     1.40%     0.15%                0.40%               1.95%
                                       S   Vintage II (Series II)         1.25%     0.15%     0.15%      0.40%               1.95%
                                       D   Portfolio Architect L          1.60%     0.15%     0.20%                          1.95%

Separate Account Charge 2.00%          SU  Vintage II                     1.25%     0.15%     0.20%      0.40%               2.00%
                                       SU  Vintage L                      1.70%     0.15%     0.15%                          2.00%
                                       SU  Vintage II (Series II)         1.35%     0.15%                          0.50%     2.00%

Separate Account Charge 2.05%          SU  Portfolio Architect L          1.70%     0.15%     0.20%                          2.05%
                                       R   Portfolio Architect L          1.90%     0.15%                                    2.05%
                                       SU  Pioneer AnnuiStar Flex         1.70%     0.15%     0.20%                          2.05%
                                       R   Pioneer AnnuiStar Flex         1.90%     0.15%                                    2.05%
                                       R   Vintage L                      1.90%     0.15%                                    2.05%
                                       S   Vintage II (Series II)         1.25%     0.15%     0.15%                0.50%     2.05%
                                       SU  Vintage II (Series II)         1.35%     0.15%     0.15%      0.40%               2.05%
                                           Portfolio Architect 3          1.70%     0.15%     0.20%                          2.05%
                                           Vintage 3                      1.70%     0.15%     0.20%                          2.05%

Separate Account Charge 2.10%          R   Vintage II (Series II)         1.55%     0.15%                0.40%               2.10%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                           TEN
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Asset-based Charges
                                                                        ------------------------------------------------------------
                                                                                             Optional Features
     Separate Account Charge (1)      Dth                                                   ------------------------------   Total
      (as identified in Note 5)       Ben  Product                         M&E       ADM      E.S.P.     GMWB      GMAB      Charge
------------------------------------------------------------------------------------------------------------------------------------


Separate Account Charge 2.15%          R   Vintage II                     1.40%     0.15%     0.20%      0.40%               2.15%
                                       SU  Vintage II (Series II)         1.35%     0.15%     0.15%                0.50%     2.15%
                                       D   Portfolio Architect L          1.60%     0.15%                0.40%               2.15%

Separate Account Charge 2.20%          R   Vintage L                      1.90%     0.15%     0.15%                          2.20%
                                       R   Vintage II (Series II)         1.55%     0.15%                          0.50%     2.20%

Separate Account Charge 2.25%          D   Portfolio Architect L          1.60%     0.15%                          0.50%     2.25%
                                       SU  Portfolio Architect L          1.70%     0.15%                0.40%               2.25%
                                       R   Portfolio Architect L          1.90%     0.15%     0.20%                          2.25%
                                       SU  Pioneer AnnuiStar Flex         1.70%     0.15%                0.40%               2.25%
                                       R   Pioneer AnnuiStar Flex         1.90%     0.15%     0.20%                          2.25%
                                       R   Vintage II (Series II)         1.55%     0.15%     0.15%      0.40%               2.25%
                                       SU  Vintage L                      1.70%     0.15%                0.40%               2.25%
                                           Portfolio Architect 3          1.70%     0.15%                0.40%               2.25%
                                           Vintage 3                      1.70%     0.15%                0.40%               2.25%

Separate Account Charge 2.35%          SU  Portfolio Architect L          1.70%     0.15%                          0.50%     2.35%
                                       D   Portfolio Architect L          1.60%     0.15%     0.20%      0.40%               2.35%
                                       R   Vintage II (Series II)         1.55%     0.15%     0.15%                0.50%     2.35%
                                       SU  Vintage L                      1.70%     0.15%                          0.50%     2.35%
                                       SU  Pioneer AnnuiStar Flex         1.70%     0.15%                          0.50%     2.35%

Separate Account Charge 2.40%          SU  Vintage L                      1.70%     0.15%     0.15%      0.40%               2.40%

Separate Account Charge 2.45%          SU  Portfolio Architect L          1.70%     0.15%     0.20%      0.40%               2.45%
                                       D   Portfolio Architect L          1.60%     0.15%     0.20%                0.50%     2.45%
                                       R   Portfolio Architect L          1.90%     0.15%                0.40%               2.45%
                                       SU  Pioneer AnnuiStar Flex         1.70%     0.15%     0.20%      0.40%               2.45%
                                       R   Pioneer AnnuiStar Flex         1.90%     0.15%                0.40%               2.45%
                                       R   Vintage L                      1.90%     0.15%                0.40%               2.45%
                                           Portfolio Architect 3          1.70%     0.15%     0.20%      0.40%               2.45%
                                           Vintage 3                      1.70%     0.15%     0.20%      0.40%               2.45%

Separate Account Charge 2.50%          SU  Vintage L                      1.70%     0.15%     0.15%                0.50%     2.50%

Separate Account Charge 2.55%          SU  Portfolio Architect L          1.70%     0.15%     0.20%                0.50%     2.55%
                                       R   Portfolio Architect L          1.90%     0.15%                          0.50%     2.55%
                                       R   Pioneer AnnuiStar Flex         1.90%     0.15%                          0.50%     2.55%
                                       SU  Pioneer AnnuiStar Flex         1.70%     0.15%     0.20%                0.50%     2.55%
                                       R   Vintage L                      1.90%     0.15%                          0.50%     2.55%

Separate Account Charge 2.60%          R   Vintage L                      1.90%     0.15%     0.15%      0.40%               2.60%


Separate Account Charge 2.65%          R   Pioneer AnnuiStar Flex         1.90%     0.15%     0.20%      0.40%               2.65%
                                       R   Portfolio Architect L          1.90%     0.15%     0.20%      0.40%               2.65%

Separate Account Charge 2.70%          R   Vintage L                      1.90%     0.15%     0.15%                0.50%     2.70%

Separate Account Charge 2.75%          R   Pioneer AnnuiStar Flex         1.90%     0.15%     0.20%                0.50%     2.75%
                                       R   Portfolio Architect L          1.90%     0.15%     0.20%                0.50%     2.75%
------------------------------------------------------------------------------------------------------------------------------------

(1) Certain accumulation and annuity unit values displayed in Note 5 may not be available through certain sub-accounts. If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in
Note 5.
--------------------------------------------------------------------------------

For Contracts in the accumulation phase with a value of less than $40,000, an annual charge of $30 (prorated for partial periods) is assessed through the redemption of units and paid to The Company to cover administrative charges.

No sales charges are deducted from participant Purchase Payments when they are received. However, in the accumulation phase, a withdrawal charge will apply, if the Purchase Payments are withdrawn. Likewise, in the annuity phase, if the Variable Liquidity Benefit is selected, there is a surrender charge associated with the amounts withdrawn. These charges are assessed through the redemption of units and listed directly below.

--------------------------------------------------------------------------------
                               Withdrawal/Surrender Charges (as a percentage
Product                        of the amount withdrawn)
--------------------------------------------------------------------------------
Pioneer AnnuiStar Flex         Up to 6% decreasing to 0% in years 5 and later
Portfolio Architect L          Up to 6% decreasing to 0% in years 5 and later
Portfolio Architect 3          Up to 6% decreasing to 0% in years 4 and later
Vintage L                      Up to 6% decreasing to 0% in years 5 and later
Vintage II                     Up to 6% decreasing to 0% in years 8 and later
Vintage II (Series II)         Up to 6% decreasing to 0% in years 8 and later
Vintage 3                      Up to 6% decreasing to 0% in years 4 and later
--------------------------------------------------------------------------------

Contract withdrawal/surrender payments for Separate Account Ten include $1,042,173 and $412,082 for the years ended December 31, 2004 and 2003, respectively. These charges are included in contract surrenders on the Statement of Changes in Net Assets.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4.  SUBSEQUENT EVENT NOTE

On January 31, 2005, Citigroup Inc. ("Citigroup") announced that it had agreed to sell The Travelers Insurance Company ("TIC"), The Travelers Life and Annuity Company, Citicorp Life Insurance Company, First Citicorp Life Insurance Company, Citicorp International Life Insurance Company, The Travelers Life and Annuity Reinsurance Company, and certain other domestic and international insurance businesses (the "Life Insurance and Annuity Businesses") to MetLife, Inc. ("MetLife") pursuant to an Acquisition Agreement (the "Agreement"). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be closed this summer.

The transaction contemplates that TIC's Primerica Life segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company ("Primerica Life"), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the "Dispositions"). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion. In connection with the consummation of the sale of the Life Insurance and Annuity Business, Citigroup and MetLife will also enter into multi-year distribution agreements.

5. NET CONTRACT OWNERS' EQUITY

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Capital Appreciation Fund
      Separate Account Charges 1.30% ..................            --             --   $      1.135   $         --   $         --
      Separate Account Charges 1.40% ..................            --             --          1.131             --             --
      Separate Account Charges 1.50% ..................            --             --          1.128             --             --
      Separate Account Charges 1.55% ..................            --             --          1.127             --             --
      Separate Account Charges 1.60% ..................            --             --          1.125             --             --
      Separate Account Charges 1.65% ..................            --             --          1.348             --             --
      Separate Account Charges 1.70% ..................            --             --          1.398             --             --
      Separate Account Charges 1.75% ..................        46,565             --          1.121         52,178             --
      Separate Account Charges 1.80% ..................            --             --          1.395             --             --
      Separate Account Charges 1.85% ..................       274,552             --          1.117        306,800             --
      Separate Account Charges 1.90% ..................            --             --          1.392             --             --
      Separate Account Charges 1.95% ..................            --             --          1.391             --             --
      Separate Account Charges 2.00% ..................            --             --          1.389             --             --
      Separate Account Charges 2.05% ..................        48,121             --          1.111         53,476             --
      Separate Account Charges 2.10% ..................            --             --          1.340             --             --
      Separate Account Charges 2.15% ..................           769             --          1.385          1,065             --
      Separate Account Charges 2.20% ..................            --             --          1.338             --             --
      Separate Account Charges 2.25% ..................        70,171             --          1.382         96,988             --
      Separate Account Charges 2.35% ..................            --             --          1.335             --             --
      Separate Account Charges 2.40% ..................            --             --          1.334             --             --
      Separate Account Charges 2.45% ..................         9,989             --          1.377         13,751             --
      Separate Account Charges 2.55% ..................            --             --          1.168             --             --
      Separate Account Charges 2.60% ..................            --             --          1.330             --             --
      Separate Account Charges 2.65% ..................            --             --          1.330             --             --

High Yield Bond Trust
      Separate Account Charges 1.30% ..................            --             --          1.071             --             --
      Separate Account Charges 1.40% ..................            --             --          1.070             --             --
      Separate Account Charges 1.50% ..................            --             --          1.069             --             --
      Separate Account Charges 1.55% ..................            --             --          1.069             --             --
      Separate Account Charges 1.60% ..................            --             --          1.068             --             --
      Separate Account Charges 1.65% ..................            --             --          1.068             --             --
      Separate Account Charges 1.70% ..................            --             --          1.068             --             --
      Separate Account Charges 1.75% ..................         6,226             --          1.067          6,645             --
      Separate Account Charges 1.80% ..................            --             --          1.067             --             --
      Separate Account Charges 1.85% ..................            --             --          1.067             --             --
      Separate Account Charges 1.90% ..................            --             --          1.066             --             --
      Separate Account Charges 1.95% ..................            --             --          1.066             --             --
      Separate Account Charges 2.00% ..................            --             --          1.066             --             --
      Separate Account Charges 2.05% ..................            --             --          1.065             --             --
      Separate Account Charges 2.10% ..................            --             --          1.065             --             --
      Separate Account Charges 2.15% ..................        22,172             --          1.065         23,603             --
      Separate Account Charges 2.20% ..................            --             --          1.064             --             --
      Separate Account Charges 2.25% ..................        12,906             --          1.064         13,730             --
      Separate Account Charges 2.35% ..................            --             --          1.063             --             --
      Separate Account Charges 2.40% ..................            --             --          1.063             --             --
      Separate Account Charges 2.45% ..................        27,383             --          1.062         29,091             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
High Yield Bond Trust (continued)
      Separate Account Charges 2.55% ..................           246             --   $      1.075   $        264   $         --
      Separate Account Charges 2.60% ..................            --             --          1.061             --             --
      Separate Account Charges 2.65% ..................         1,130             --          1.061          1,200             --

Managed Assets Trust
      Separate Account Charges 1.30% ..................            --             --          1.079             --             --
      Separate Account Charges 1.40% ..................            --             --          1.078             --             --
      Separate Account Charges 1.50% ..................            --             --          1.077             --             --
      Separate Account Charges 1.55% ..................            --             --          1.077             --             --
      Separate Account Charges 1.60% ..................            --             --          1.077             --             --
      Separate Account Charges 1.65% ..................            --             --          1.076             --             --
      Separate Account Charges 1.70% ..................            --             --          1.076             --             --
      Separate Account Charges 1.75% ..................            --             --          1.076             --             --
      Separate Account Charges 1.80% ..................            --             --          1.075             --             --
      Separate Account Charges 1.85% ..................            --             --          1.075             --             --
      Separate Account Charges 1.90% ..................            --             --          1.075             --             --
      Separate Account Charges 1.95% ..................            --             --          1.074             --             --
      Separate Account Charges 2.00% ..................            --             --          1.074             --             --
      Separate Account Charges 2.05% ..................            --             --          1.073             --             --
      Separate Account Charges 2.10% ..................            --             --          1.073             --             --
      Separate Account Charges 2.15% ..................         3,029             --          1.073          3,250             --
      Separate Account Charges 2.20% ..................            --             --          1.072             --             --
      Separate Account Charges 2.25% ..................        10,160             --          1.072         10,891             --
      Separate Account Charges 2.35% ..................            --             --          1.071             --             --
      Separate Account Charges 2.40% ..................            --             --          1.071             --             --
      Separate Account Charges 2.45% ..................            --             --          1.071             --             --
      Separate Account Charges 2.55% ..................            --             --          1.070             --             --
      Separate Account Charges 2.60% ..................            --             --          1.070             --             --
      Separate Account Charges 2.65% ..................            --             --          1.069             --             --

Money Market Portfolio
      Separate Account Charges 1.30% ..................            --             --          0.992             --             --
      Separate Account Charges 1.40% ..................            --             --          0.990             --             --
      Separate Account Charges 1.50% ..................            --             --          0.987             --             --
      Separate Account Charges 1.55% ..................            --             --          0.985             --             --
      Separate Account Charges 1.60% ..................            --             --          0.984             --             --
      Separate Account Charges 1.65% ..................            --             --          0.990             --             --
      Separate Account Charges 1.70% ..................            --             --          0.984             --             --
      Separate Account Charges 1.75% ..................        33,673             --          0.980         33,002             --
      Separate Account Charges 1.80% ..................            --             --          0.982             --             --
      Separate Account Charges 1.85% ..................       673,304             --          0.977        658,084             --
      Separate Account Charges 1.90% ..................            --             --          0.980             --             --
      Separate Account Charges 1.95% ..................        11,700             --          0.979         11,452             --
      Separate Account Charges 2.00% ..................            --             --          0.978             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Money Market Portfolio (continued)
      Separate Account Charges 2.05% ..................       320,499             --   $      0.972   $    311,534   $         --
      Separate Account Charges 2.10% ..................            --             --          0.984             --             --
      Separate Account Charges 2.15% ..................       347,315             --          0.975        338,556             --
      Separate Account Charges 2.20% ..................            --             --          0.982             --             --
      Separate Account Charges 2.25% ..................       508,529             --          0.973        494,685             --
      Separate Account Charges 2.35% ..................            --             --          0.980             --             --
      Separate Account Charges 2.40% ..................            --             --          0.979             --             --
      Separate Account Charges 2.45% ..................       132,347             --          0.969        128,220             --
      Separate Account Charges 2.55% ..................            --             --          0.993             --             --
      Separate Account Charges 2.60% ..................            --             --          0.977             --             --
      Separate Account Charges 2.65% ..................            --             --          0.976             --             --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II
      Separate Account Charges 1.30% ..................            --             --          1.084             --             --
      Separate Account Charges 1.40% ..................            --             --          1.082             --             --
      Separate Account Charges 1.50% ..................            --             --          1.081             --             --
      Separate Account Charges 1.55% ..................            --             --          1.081             --             --
      Separate Account Charges 1.60% ..................            --             --          1.080             --             --
      Separate Account Charges 1.65% ..................            --             --          1.079             --             --
      Separate Account Charges 1.70% ..................            --             --          1.079             --             --
      Separate Account Charges 1.75% ..................            --             --          1.078             --             --
      Separate Account Charges 1.80% ..................            --             --          1.078             --             --
      Separate Account Charges 1.85% ..................        47,287             --          1.077         50,929             --
      Separate Account Charges 1.90% ..................            --             --          1.076             --             --
      Separate Account Charges 1.95% ..................            --             --          1.076             --             --
      Separate Account Charges 2.00% ..................            --             --          1.075             --             --
      Separate Account Charges 2.05% ..................            --             --          1.075             --             --
      Separate Account Charges 2.10% ..................            --             --          1.074             --             --
      Separate Account Charges 2.15% ..................            --             --          1.073             --             --
      Separate Account Charges 2.20% ..................            --             --          1.073             --             --
      Separate Account Charges 2.25% ..................       102,047             --          1.072        109,423             --
      Separate Account Charges 2.35% ..................            --             --          1.071             --             --
      Separate Account Charges 2.40% ..................            --             --          1.071             --             --
      Separate Account Charges 2.45% ..................        15,272             --          1.070         16,340             --
      Separate Account Charges 2.55% ..................            --             --          1.054             --             --
      Separate Account Charges 2.60% ..................            --             --          1.068             --             --
      Separate Account Charges 2.65% ..................            --             --          1.068             --             --
   AIM V.I. Mid Cap Core Equity Fund - Series II
      Separate Account Charges 1.30% ..................            --             --          1.170             --             --
      Separate Account Charges 1.40% ..................            --             --          1.169             --             --
      Separate Account Charges 1.50% ..................            --             --          1.168             --             --
      Separate Account Charges 1.55% ..................            --             --          1.167             --             --
      Separate Account Charges 1.60% ..................            --             --          1.166             --             --
      Separate Account Charges 1.65% ..................            --             --          1.166             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
AIM Variable Insurance Funds, Inc. (continued)
   AIM V.I. Mid Cap Core Equity Fund - Series II (continued)
   Separate Account Charges 1.70% .....................            --             --   $      1.165   $         --   $         --
   Separate Account Charges 1.75% .....................            --             --          1.164             --             --
   Separate Account Charges 1.80% .....................            --             --          1.164             --             --
   Separate Account Charges 1.85% .....................        15,653             --          1.163         18,207             --
   Separate Account Charges 1.90% .....................            --             --          1.163             --             --
   Separate Account Charges 1.95% .....................            --             --          1.162             --             --
   Separate Account Charges 2.00% .....................            --             --          1.161             --             --
   Separate Account Charges 2.05% .....................            --             --          1.161             --             --
   Separate Account Charges 2.10% .....................            --             --          1.160             --             --
   Separate Account Charges 2.15% .....................            --             --          1.159             --             --
   Separate Account Charges 2.20% .....................            --             --          1.159             --             --
   Separate Account Charges 2.25% .....................       197,449             --          1.158        228,660             --
   Separate Account Charges 2.35% .....................            --             --          1.157             --             --
   Separate Account Charges 2.40% .....................            --             --          1.156             --             --
   Separate Account Charges 2.45% .....................         9,365             --          1.156         10,822             --
   Separate Account Charges 2.55% .....................            --             --          1.064             --             --
   Separate Account Charges 2.60% .....................            --             --          1.154             --             --
   Separate Account Charges 2.65% .....................            --             --          1.153             --             --
AIM V.I. Premier Equity Fund - Series I
   Separate Account Charges 1.30% .....................       193,397             --          0.786        151,979             --
   Separate Account Charges 1.40% .....................        93,043             --          0.783         72,850             --
   Separate Account Charges 1.50% .....................            --             --          0.801             --             --
   Separate Account Charges 1.55% .....................       298,359             --          0.779        232,323             --
   Separate Account Charges 1.60% .....................        13,599             --          0.798         10,853             --
   Separate Account Charges 1.65% .....................            --             --          1.159             --             --
   Separate Account Charges 1.70% .....................         7,507             --          1.232          9,246             --
   Separate Account Charges 1.75% .....................            --             --          0.794             --             --
   Separate Account Charges 1.80% .....................            --             --          1.229             --             --
   Separate Account Charges 1.85% .....................       445,049             --          0.997        443,769             --
   Separate Account Charges 1.90% .....................            --             --          1.227             --             --
   Separate Account Charges 1.95% .....................            --             --          1.225             --             --
   Separate Account Charges 2.00% .....................            --             --          1.224             --             --
   Separate Account Charges 2.05% .....................       326,882             --          0.991        323,818             --
   Separate Account Charges 2.10% .....................            --             --          1.152             --             --
   Separate Account Charges 2.15% .....................            --             --          1.220             --             --
   Separate Account Charges 2.20% .....................            --             --          1.150             --             --
   Separate Account Charges 2.25% .....................        33,748             --          1.218         41,101             --
   Separate Account Charges 2.35% .....................            --             --          1.148             --             --
   Separate Account Charges 2.40% .....................            --             --          1.147             --             --
   Separate Account Charges 2.45% .....................        24,538             --          1.213         29,762             --
   Separate Account Charges 2.55% .....................            --             --          1.049             --             --
   Separate Account Charges 2.60% .....................            --             --          1.144             --             --
   Separate Account Charges 2.65% .....................            --             --          1.143             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
      Separate Account Charges 1.30% ..................       205,133             --   $      1.130   $    231,705   $         --
      Separate Account Charges 1.40% ..................       334,798             --          1.127        377,159             --
      Separate Account Charges 1.50% ..................           864             --          1.124            970             --
      Separate Account Charges 1.55% ..................       111,013             --          1.122        124,559             --
      Separate Account Charges 1.60% ..................        17,722             --          1.121         19,858             --
      Separate Account Charges 1.65% ..................         8,872             --          1.227         10,888             --
      Separate Account Charges 1.70% ..................       278,299             --          1.365        379,790             --
      Separate Account Charges 1.75% ..................         5,534             --          1.116          6,177             --
      Separate Account Charges 1.80% ..................       191,790             --          1.362        261,199             --
      Separate Account Charges 1.85% ..................     1,187,585             --          1.113      1,321,865             --
      Separate Account Charges 1.90% ..................        48,842             --          1.359         66,383             --
      Separate Account Charges 1.95% ..................        30,325             --          1.358         41,174             --
      Separate Account Charges 2.00% ..................         2,863             --          1.356          3,884             --
      Separate Account Charges 2.05% ..................       193,936             --          1.107        214,717             --
      Separate Account Charges 2.10% ..................         4,812             --          1.220          5,869             --
      Separate Account Charges 2.15% ..................            --             --          1.352             --             --
      Separate Account Charges 2.20% ..................            --             --          1.218             --             --
      Separate Account Charges 2.25% ..................     1,236,732             --          1.349      1,668,925             --
      Separate Account Charges 2.35% ..................            --             --          1.215             --             --
      Separate Account Charges 2.40% ..................        35,600             --          1.215         43,238             --
      Separate Account Charges 2.45% ..................       114,276             --          1.344        153,584             --
      Separate Account Charges 2.55% ..................            --             --          1.080             --             --
      Separate Account Charges 2.60% ..................            --             --          1.211             --             --
      Separate Account Charges 2.65% ..................            --             --          1.210             --             --
   AllianceBernstein Premier Growth Portfolio - Class B
      Separate Account Charges 1.30% ..................     3,980,041             --          0.671      2,671,669             --
      Separate Account Charges 1.40% ..................     2,897,980             --          0.668      1,935,284             --
      Separate Account Charges 1.50% ..................        17,630             --          0.783         13,808             --
      Separate Account Charges 1.55% ..................     1,056,112             --          0.663        699,841             --
      Separate Account Charges 1.60% ..................        43,618             --          0.780         34,041             --
      Separate Account Charges 1.65% ..................            --             --          1.167             --             --
      Separate Account Charges 1.70% ..................        55,748             --          1.224         68,263             --
      Separate Account Charges 1.75% ..................            --             --          0.776             --             --
      Separate Account Charges 1.80% ..................        57,483             --          1.222         70,245             --
      Separate Account Charges 1.85% ..................       458,633             --          1.034        474,424             --
      Separate Account Charges 1.90% ..................            --             --          1.220             --             --
      Separate Account Charges 1.95% ..................         8,961             --          1.218         10,917             --
      Separate Account Charges 2.00% ..................            --             --          1.217             --             --
      Separate Account Charges 2.05% ..................       372,515             --          1.028        382,830             --
      Separate Account Charges 2.10% ..................            --             --          1.159             --             --
      Separate Account Charges 2.15% ..................        58,277             --          1.213         70,709             --
      Separate Account Charges 2.20% ..................            --             --          1.158             --             --
      Separate Account Charges 2.25% ..................       459,945             --          1.211        556,917             --
      Separate Account Charges 2.35% ..................            --             --          1.155             --             --
      Separate Account Charges 2.40% ..................        54,931             --          1.155         63,422             --
      Separate Account Charges 2.45% ..................        36,520             --          1.206         44,040             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
AllianceBernstein Variable Product Series Fund, Inc. (continued)
   AllianceBernstein Premier Growth Portfolio - Class B (continued)
      Separate Account Charges 2.55% ..................            --             --   $      1.057   $         --   $         --
      Separate Account Charges 2.60% ..................            --             --          1.151             --             --
      Separate Account Charges 2.65% ..................            --             --          1.151             --             --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares
      Separate Account Charges 1.30% ..................     4,044,618             --          1.035      4,185,038             --
      Separate Account Charges 1.40% ..................     6,322,143             --          1.029      6,508,201             --
      Separate Account Charges 1.50% ..................       181,927             --          1.120        203,723             --
      Separate Account Charges 1.55% ..................     1,275,142             --          1.022      1,302,599             --
      Separate Account Charges 1.60% ..................       107,763             --          1.116        120,245             --
      Separate Account Charges 1.65% ..................         2,250             --          1.328          2,987             --
      Separate Account Charges 1.70% ..................       787,624             --          1.461      1,150,733             --
      Separate Account Charges 1.75% ..................       193,859             --          1.110        215,162             --
      Separate Account Charges 1.80% ..................       908,508             --          1.458      1,324,641             --
      Separate Account Charges 1.85% ..................     1,965,953             --          1.473      2,894,915             --
      Separate Account Charges 1.90% ..................       217,768             --          1.455        316,865             --
      Separate Account Charges 1.95% ..................         8,292             --          1.454         12,053             --
      Separate Account Charges 2.00% ..................        26,165             --          1.452         37,996             --
      Separate Account Charges 2.05% ..................     1,024,798             --          1.463      1,499,214             --
      Separate Account Charges 2.10% ..................        99,580             --          1.319        131,396             --
      Separate Account Charges 2.15% ..................       458,220             --          1.448        663,358             --
      Separate Account Charges 2.20% ..................            --             --          1.318             --             --
      Separate Account Charges 2.25% ..................     5,306,789             --          1.445      7,666,884             --
      Separate Account Charges 2.35% ..................         4,145             --          1.315          5,451             --
      Separate Account Charges 2.40% ..................        90,750             --          1.314        119,246             --
      Separate Account Charges 2.45% ..................       821,906             --          1.439      1,182,597             --
      Separate Account Charges 2.55% ..................            --             --          1.112             --             --
      Separate Account Charges 2.60% ..................       132,455             --          1.310        173,566             --
      Separate Account Charges 2.65% ..................         6,321             --          1.309          8,277             --
   Growth Fund - Class 2 Shares
      Separate Account Charges 1.30% ..................    10,072,367             --          1.087     10,952,484             --
      Separate Account Charges 1.40% ..................     8,773,906             --          1.082      9,491,879             --
      Separate Account Charges 1.50% ..................       593,038             --          0.970        575,057             --
      Separate Account Charges 1.55% ..................     3,554,321             --          1.073      3,815,557             --
      Separate Account Charges 1.60% ..................       322,279             --          0.966        311,396             --
      Separate Account Charges 1.65% ..................        45,903             --          1.274         58,459             --
      Separate Account Charges 1.70% ..................     2,579,701             --          1.429      3,686,875             --
      Separate Account Charges 1.75% ..................       573,303             --          0.961        550,988             --
      Separate Account Charges 1.80% ..................     3,582,448             --          1.426      5,109,592             --
      Separate Account Charges 1.85% ..................     7,498,271             --          1.362     10,211,100             --
      Separate Account Charges 1.90% ..................       961,541             --          1.423      1,368,627             --
      Separate Account Charges 1.95% ..................       310,343             --          1.422        441,280             --
      Separate Account Charges 2.00% ..................        61,511             --          1.420         87,375             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
American Funds Insurance Series (continued)
   Growth Fund - Class 2 Shares (continued)
      Separate Account Charges 2.05% ..................     3,308,359             --   $      1.353   $  4,475,872   $         --
      Separate Account Charges 2.10% ..................       222,148             --          1.266        281,158             --
      Separate Account Charges 2.15% ..................     1,368,378             --          1.416      1,937,812             --
      Separate Account Charges 2.20% ..................       175,438             --          1.264        221,728             --
      Separate Account Charges 2.25% ..................    18,572,237             --          1.413     26,246,882             --
      Separate Account Charges 2.35% ..................        23,636             --          1.261         29,811             --
      Separate Account Charges 2.40% ..................       390,357             --          1.260        491,988             --
      Separate Account Charges 2.45% ..................     2,649,329             --          1.408      3,728,939             --
      Separate Account Charges 2.55% ..................           758             --          1.085            822             --
      Separate Account Charges 2.60% ..................       252,460             --          1.257        317,305             --
      Separate Account Charges 2.65% ..................        34,800             --          1.256         43,709             --
   Growth-Income Fund - Class 2 Shares
      Separate Account Charges 1.30% ..................     9,487,142             --          1.287     12,208,492             --
      Separate Account Charges 1.40% ..................     9,428,394             --          1.280     12,070,240             --
      Separate Account Charges 1.50% ..................       854,187             --          1.093        933,874             --
      Separate Account Charges 1.55% ..................     2,607,605             --          1.270      3,312,587             --
      Separate Account Charges 1.60% ..................       236,280             --          1.089        257,403             --
      Separate Account Charges 1.65% ..................        40,061             --          1.247         49,956             --
      Separate Account Charges 1.70% ..................     3,077,206             --          1.372      4,223,041             --
      Separate Account Charges 1.75% ..................       592,766             --          1.084        642,329             --
      Separate Account Charges 1.80% ..................     4,229,397             --          1.370      5,792,469             --
      Separate Account Charges 1.85% ..................     7,869,519             --          1.291     10,157,488             --
      Separate Account Charges 1.90% ..................     1,067,737             --          1.367      1,459,366             --
      Separate Account Charges 1.95% ..................       612,287             --          1.365        836,010             --
      Separate Account Charges 2.00% ..................        83,688             --          1.364        114,152             --
      Separate Account Charges 2.05% ..................     4,515,478             --          1.282      5,790,397             --
      Separate Account Charges 2.10% ..................       125,019             --          1.239        154,926             --
      Separate Account Charges 2.15% ..................     1,289,883             --          1.360      1,754,027             --
      Separate Account Charges 2.20% ..................        65,067             --          1.238         80,521             --
      Separate Account Charges 2.25% ..................    22,621,936             --          1.357     30,699,373             --
      Separate Account Charges 2.35% ..................         6,576             --          1.235          8,121             --
      Separate Account Charges 2.40% ..................       571,443             --          1.234        705,209             --
      Separate Account Charges 2.45% ..................     3,175,477             --          1.352      4,291,771             --
      Separate Account Charges 2.55% ..................           766             --          1.064            815             --
      Separate Account Charges 2.60% ..................       284,717             --          1.231        350,388             --
      Separate Account Charges 2.65% ..................         1,983             --          1.230          2,438             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio
      Separate Account Charges 1.30% ..................            --             --   $      1.399   $         --   $         --
      Separate Account Charges 1.40% ..................            --             --          1.395             --             --
      Separate Account Charges 1.50% ..................            --             --          1.391             --             --
      Separate Account Charges 1.55% ..................            --             --          1.389             --             --
      Separate Account Charges 1.60% ..................            --             --          1.387             --             --
      Separate Account Charges 1.65% ..................            --             --          1.506             --             --
      Separate Account Charges 1.70% ..................            --             --          1.695             --             --
      Separate Account Charges 1.75% ..................            --             --          1.381             --             --
      Separate Account Charges 1.80% ..................            --             --          1.691             --             --
      Separate Account Charges 1.85% ..................       102,493             --          1.377        141,184             --
      Separate Account Charges 1.90% ..................            --             --          1.688             --             --
      Separate Account Charges 1.95% ..................            --             --          1.686             --             --
      Separate Account Charges 2.00% ..................            --             --          1.684             --             --
      Separate Account Charges 2.05% ..................         3,768             --          1.370          5,163             --
      Separate Account Charges 2.10% ..................            --             --          1.496             --             --
      Separate Account Charges 2.15% ..................            --             --          1.679             --             --
      Separate Account Charges 2.20% ..................            --             --          1.494             --             --
      Separate Account Charges 2.25% ..................            --             --          1.676             --             --
      Separate Account Charges 2.35% ..................            --             --          1.491             --             --
      Separate Account Charges 2.40% ..................            --             --          1.490             --             --
      Separate Account Charges 2.45% ..................         2,065             --          1.669          3,446             --
      Separate Account Charges 2.55% ..................            --             --          1.285             --             --
      Separate Account Charges 2.60% ..................            --             --          1.486             --             --
      Separate Account Charges 2.65% ..................            --             --          1.485             --             --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class
      Separate Account Charges 1.30% ..................            --             --          1.643             --             --
      Separate Account Charges 1.40% ..................            --             --          1.638             --             --
      Separate Account Charges 1.50% ..................            --             --          1.634             --             --
      Separate Account Charges 1.55% ..................            --             --          1.632             --             --
      Separate Account Charges 1.60% ..................            --             --          1.629             --             --
      Separate Account Charges 1.65% ..................            --             --          1.480             --             --
      Separate Account Charges 1.70% ..................            --             --          1.711             --             --
      Separate Account Charges 1.75% ..................        24,865             --          1.623         40,346             --
      Separate Account Charges 1.80% ..................            --             --          1.708             --             --
      Separate Account Charges 1.85% ..................       534,355             --          1.618        864,652             --
      Separate Account Charges 1.90% ..................            --             --          1.704             --             --
      Separate Account Charges 1.95% ..................            --             --          1.702             --             --
      Separate Account Charges 2.00% ..................            --             --          1.701             --             --
      Separate Account Charges 2.05% ..................       316,497             --          1.609        509,312             --
      Separate Account Charges 2.10% ..................            --             --          1.470             --             --
      Separate Account Charges 2.15% ..................        58,367             --          1.696         98,964             --
      Separate Account Charges 2.20% ..................            --             --          1.468             --             --
      Separate Account Charges 2.25% ..................       544,495             --          1.692        921,340             --
      Separate Account Charges 2.35% ..................            --             --          1.465             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Delaware VIP Trust (continued)
   Delaware VIP REIT Series - Standard Class (continued)
      Separate Account Charges 2.40% ..................            --             --   $      1.464   $         --   $         --
      Separate Account Charges 2.45% ..................       154,464             --          1.685        260,304             --
      Separate Account Charges 2.55% ..................            --             --          1.286             --             --
      Separate Account Charges 2.60% ..................            --             --          1.460             --             --
      Separate Account Charges 2.65% ..................           876             --          1.459          1,278             --

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial Shares
      Separate Account Charges 1.30% ..................            --             --          0.996             --             --
      Separate Account Charges 1.40% ..................            --             --          0.993             --             --
      Separate Account Charges 1.50% ..................            --             --          0.990             --             --
      Separate Account Charges 1.55% ..................            --             --          0.989             --             --
      Separate Account Charges 1.60% ..................            --             --          0.987             --             --
      Separate Account Charges 1.65% ..................            --             --          1.151             --             --
      Separate Account Charges 1.70% ..................            --             --          1.195             --             --
      Separate Account Charges 1.75% ..................        25,669             --          0.983         25,241             --
      Separate Account Charges 1.80% ..................            --             --          1.192             --             --
      Separate Account Charges 1.85% ..................       113,107             --          0.981        110,913             --
      Separate Account Charges 1.90% ..................            --             --          1.190             --             --
      Separate Account Charges 1.95% ..................            --             --          1.189             --             --
      Separate Account Charges 2.00% ..................            --             --          1.187             --             --
      Separate Account Charges 2.05% ..................        40,791             --          0.975         39,779             --
      Separate Account Charges 2.10% ..................            --             --          1.144             --             --
      Separate Account Charges 2.15% ..................        22,383             --          1.184         26,496             --
      Separate Account Charges 2.20% ..................            --             --          1.142             --             --
      Separate Account Charges 2.25% ..................       213,398             --          1.181        252,093             --
      Separate Account Charges 2.35% ..................            --             --          1.140             --             --
      Separate Account Charges 2.40% ..................            --             --          1.139             --             --
      Separate Account Charges 2.45% ..................        23,236             --          1.177         27,338             --
      Separate Account Charges 2.55% ..................            --             --          1.021             --             --
      Separate Account Charges 2.60% ..................            --             --          1.136             --             --
      Separate Account Charges 2.65% ..................           460             --          1.135            522             --
   Dreyfus VIF Developing Leaders Portfolio - Initial Shares
      Separate Account Charges 1.30% ..................            --             --          1.079             --             --
      Separate Account Charges 1.40% ..................            --             --          1.076             --             --
      Separate Account Charges 1.50% ..................            --             --          1.073             --             --
      Separate Account Charges 1.55% ..................            --             --          1.072             --             --
      Separate Account Charges 1.60% ..................            --             --          1.070             --             --
      Separate Account Charges 1.65% ..................            --             --          1.260             --             --
      Separate Account Charges 1.70% ..................            --             --          1.384             --             --
      Separate Account Charges 1.75% ..................       140,472             --          1.066        149,691             --
      Separate Account Charges 1.80% ..................            --             --          1.381             --             --
      Separate Account Charges 1.85% ..................       811,596             --          1.063        862,473             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Dreyfus Variable Investment Fund (continued)
   Dreyfus VIF Developing Leaders Portfolio - Initial Shares (continued)
      Separate Account Charges 1.90% ..................            --             --   $      1.378   $         --   $         --
      Separate Account Charges 1.95% ..................            --             --          1.377             --             --
      Separate Account Charges 2.00% ..................            --             --          1.375             --             --
      Separate Account Charges 2.05% ..................       104,238             --          1.057        110,161             --
      Separate Account Charges 2.10% ..................            --             --          1.252             --             --
      Separate Account Charges 2.15% ..................        86,140             --          1.371        118,123             --
      Separate Account Charges 2.20% ..................            --             --          1.250             --             --
      Separate Account Charges 2.25% ..................       286,185             --          1.369        391,646             --
      Separate Account Charges 2.35% ..................            --             --          1.247             --             --
      Separate Account Charges 2.40% ..................            --             --          1.247             --             --
      Separate Account Charges 2.45% ..................         4,447             --          1.363          6,061             --
      Separate Account Charges 2.55% ..................            --             --          1.092             --             --
      Separate Account Charges 2.60% ..................            --             --          1.243             --             --
      Separate Account Charges 2.65% ..................           436             --          1.242            542             --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2 Shares
      Separate Account Charges 1.30% ..................            --             --          1.132             --             --
      Separate Account Charges 1.40% ..................            --             --          1.131             --             --
      Separate Account Charges 1.50% ..................            --             --          1.130             --             --
      Separate Account Charges 1.55% ..................            --             --          1.129             --             --
      Separate Account Charges 1.60% ..................            --             --          1.128             --             --
      Separate Account Charges 1.65% ..................            --             --          1.128             --             --
      Separate Account Charges 1.70% ..................            --             --          1.127             --             --
      Separate Account Charges 1.75% ..................            --             --          1.127             --             --
      Separate Account Charges 1.80% ..................            --             --          1.126             --             --
      Separate Account Charges 1.85% ..................        46,550             --          1.125         52,387             --
      Separate Account Charges 1.90% ..................            --             --          1.125             --             --
      Separate Account Charges 1.95% ..................            --             --          1.124             --             --
      Separate Account Charges 2.00% ..................            --             --          1.124             --             --
      Separate Account Charges 2.05% ..................        48,287             --          1.123         54,222             --
      Separate Account Charges 2.10% ..................            --             --          1.122             --             --
      Separate Account Charges 2.15% ..................            --             --          1.122             --             --
      Separate Account Charges 2.20% ..................            --             --          1.121             --             --
      Separate Account Charges 2.25% ..................       234,858             --          1.120        263,142             --
      Separate Account Charges 2.35% ..................            --             --          1.119             --             --
      Separate Account Charges 2.40% ..................            --             --          1.119             --             --
      Separate Account Charges 2.45% ..................        55,855             --          1.118         62,445             --
      Separate Account Charges 2.55% ..................            --             --          1.071             --             --
      Separate Account Charges 2.60% ..................            --             --          1.116             --             --
      Separate Account Charges 2.65% ..................            --             --          1.116             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Franklin Templeton Variable Insurance Products Trust (continued)
   Franklin Small Cap Fund - Class 2 Shares
      Separate Account Charges 1.30% ..................     2,438,277             --   $      0.879   $  2,142,732   $         --
      Separate Account Charges 1.40% ..................     1,611,705             --          0.874      1,409,045             --
      Separate Account Charges 1.50% ..................        41,181             --          0.971         39,981             --
      Separate Account Charges 1.55% ..................     1,095,424             --          0.868        950,347             --
      Separate Account Charges 1.60% ..................        75,109             --          0.967         72,659             --
      Separate Account Charges 1.65% ..................         8,300             --          1.310         10,871             --
      Separate Account Charges 1.70% ..................       400,767             --          1.433        574,195             --
      Separate Account Charges 1.75% ..................        60,977             --          0.962         58,674             --
      Separate Account Charges 1.80% ..................       735,045             --          1.430      1,050,982             --
      Separate Account Charges 1.85% ..................       909,411             --          1.267      1,152,269             --
      Separate Account Charges 1.90% ..................       164,059             --          1.427        234,096             --
      Separate Account Charges 1.95% ..................        29,310             --          1.425         41,780             --
      Separate Account Charges 2.00% ..................         8,794             --          1.424         12,522             --
      Separate Account Charges 2.05% ..................       171,589             --          1.259        215,999             --
      Separate Account Charges 2.10% ..................        73,991             --          1.302         96,302             --
      Separate Account Charges 2.15% ..................         9,365             --          1.420         13,295             --
      Separate Account Charges 2.20% ..................         4,958             --          1.300          6,445             --
      Separate Account Charges 2.25% ..................     2,926,013             --          1.417      4,145,391             --
      Separate Account Charges 2.35% ..................         2,012             --          1.297          2,610             --
      Separate Account Charges 2.40% ..................        32,427             --          1.296         42,030             --
      Separate Account Charges 2.45% ..................       385,792             --          1.411        544,340             --
      Separate Account Charges 2.55% ..................            --             --          1.084             --             --
      Separate Account Charges 2.60% ..................         4,453             --          1.293          5,756             --
      Separate Account Charges 2.65% ..................            --             --          1.292             --             --
   Mutual Shares Securities Fund - Class 2 Shares
      Separate Account Charges 1.30% ..................       382,679             --          1.161        444,315             --
      Separate Account Charges 1.40% ..................       818,408             --          1.158        947,668             --
      Separate Account Charges 1.50% ..................        95,267             --          1.155        110,021             --
      Separate Account Charges 1.55% ..................       289,908             --          1.153        334,358             --
      Separate Account Charges 1.60% ..................        22,649             --          1.152         26,087             --
      Separate Account Charges 1.65% ..................         1,424             --          1.240          1,765             --
      Separate Account Charges 1.70% ..................       767,027             --          1.355      1,039,202             --
      Separate Account Charges 1.75% ..................        51,019             --          1.147         58,528             --
      Separate Account Charges 1.80% ..................     1,382,507             --          1.352      1,869,293             --
      Separate Account Charges 1.85% ..................     1,999,529             --          1.144      2,287,766             --
      Separate Account Charges 1.90% ..................       277,073             --          1.349        373,867             --
      Separate Account Charges 1.95% ..................            --             --          1.348             --             --
      Separate Account Charges 2.00% ..................            --             --          1.347             --             --
      Separate Account Charges 2.05% ..................       486,766             --          1.138        553,969             --
      Separate Account Charges 2.10% ..................         8,209             --          1.232         10,116             --
      Separate Account Charges 2.15% ..................       176,628             --          1.342        237,116             --
      Separate Account Charges 2.20% ..................         5,352             --          1.230          6,586             --
      Separate Account Charges 2.25% ..................     5,186,995             --          1.340      6,949,165             --
      Separate Account Charges 2.35% ..................            --             --          1.228             --             --
      Separate Account Charges 2.40% ..................        16,357             --          1.227         20,072             --
      Separate Account Charges 2.45% ..................       650,674             --          1.334        868,189             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Franklin Templeton Variable Insurance Products Trust (continued)
   Mutual Shares Securities Fund - Class 2 Shares (continued)
      Separate Account Charges 2.55% ..................            --             --   $      1.099   $         --   $         --
      Separate Account Charges 2.60% ..................        45,881             --          1.224         56,144             --
      Separate Account Charges 2.65% ..................           456             --          1.223            558             --
   Templeton Developing Markets Securities Fund - Class 2 Shares
      Separate Account Charges 1.30% ..................        64,080             --          1.784        114,294             --
      Separate Account Charges 1.40% ..................       108,300             --          1.781        192,845             --
      Separate Account Charges 1.50% ..................        16,964             --          1.778         30,157             --
      Separate Account Charges 1.55% ..................        75,339             --          1.776        133,816             --
      Separate Account Charges 1.60% ..................            --             --          1.775             --             --
      Separate Account Charges 1.65% ..................            --             --          1.552             --             --
      Separate Account Charges 1.70% ..................        27,010             --          1.772         47,856             --
      Separate Account Charges 1.75% ..................         2,155             --          1.770          3,816             --
      Separate Account Charges 1.80% ..................       151,002             --          1.769        267,094             --
      Separate Account Charges 1.85% ..................       538,483             --          1.767        951,678             --
      Separate Account Charges 1.90% ..................        46,128             --          1.766         81,457             --
      Separate Account Charges 1.95% ..................        14,602             --          1.764         25,764             --
      Separate Account Charges 2.00% ..................            --             --          1.763             --             --
      Separate Account Charges 2.05% ..................        34,887             --          1.761         61,452             --
      Separate Account Charges 2.10% ..................            --             --          1.542             --             --
      Separate Account Charges 2.15% ..................        65,328             --          1.759        114,882             --
      Separate Account Charges 2.20% ..................         2,186             --          1.540          3,366             --
      Separate Account Charges 2.25% ..................       862,805             --          1.756      1,514,750             --
      Separate Account Charges 2.35% ..................         2,013             --          1.537          3,093             --
      Separate Account Charges 2.40% ..................        11,240             --          1.536         17,261             --
      Separate Account Charges 2.45% ..................       111,684             --          1.750        195,421             --
      Separate Account Charges 2.55% ..................        11,772             --          1.260         14,835             --
      Separate Account Charges 2.60% ..................            --             --          1.531             --             --
      Separate Account Charges 2.65% ..................           390             --          1.530            596             --
   Templeton Foreign Securities Fund - Class 2 Shares
      Separate Account Charges 1.30% ..................     2,498,119             --          1.093      2,731,618             --
      Separate Account Charges 1.40% ..................     1,356,407             --          1.088      1,475,496             --
      Separate Account Charges 1.50% ..................        61,429             --          1.092         67,074             --
      Separate Account Charges 1.55% ..................       597,048             --          1.079        644,470             --
      Separate Account Charges 1.60% ..................        10,214             --          1.088         11,114             --
      Separate Account Charges 1.65% ..................        20,764             --          1.373         28,504             --
      Separate Account Charges 1.70% ..................       318,548             --          1.498        477,155             --
      Separate Account Charges 1.75% ..................        77,269             --          1.082         83,624             --
      Separate Account Charges 1.80% ..................       919,386             --          1.495      1,374,348             --
      Separate Account Charges 1.85% ..................     1,963,706             --          1.369      2,689,172             --
      Separate Account Charges 1.90% ..................       112,968             --          1.492        168,526             --
      Separate Account Charges 1.95% ..................        47,231             --          1.490         70,389             --
      Separate Account Charges 2.00% ..................        29,138             --          1.489         43,379             --
      Separate Account Charges 2.05% ..................       886,919             --          1.361      1,206,675             --
      Separate Account Charges 2.10% ..................            --             --          1.364             --             --
      Separate Account Charges 2.15% ..................        95,320             --          1.484        141,478             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Franklin Templeton Variable Insurance Products Trust (continued)
   Templeton Foreign Securities Fund - Class 2 Shares (continued)
      Separate Account Charges 2.20% ..................       124,988             --   $      1.362   $    170,271   $         --
      Separate Account Charges 2.25% ..................     3,889,691             --          1.481      5,761,426             --
      Separate Account Charges 2.35% ..................         2,118             --          1.359          2,879             --
      Separate Account Charges 2.40% ..................       176,541             --          1.359        239,835             --
      Separate Account Charges 2.45% ..................       576,751             --          1.475        850,813             --
      Separate Account Charges 2.55% ..................        63,377             --          1.155         73,187             --
      Separate Account Charges 2.60% ..................        18,261             --          1.355         24,740             --
      Separate Account Charges 2.65% ..................            --             --          1.354             --             --
   Templeton Growth Securities Fund - Class 2 Shares
      Separate Account Charges 1.30% ..................        14,706             --          1.183         17,405             --
      Separate Account Charges 1.40% ..................         3,125             --          1.180          3,689             --
      Separate Account Charges 1.50% ..................        17,824             --          1.177         20,983             --
      Separate Account Charges 1.55% ..................            --             --          1.176             --             --
      Separate Account Charges 1.60% ..................            --             --          1.174             --             --
      Separate Account Charges 1.65% ..................            --             --          1.327             --             --
      Separate Account Charges 1.70% ..................            --             --          1.447             --             --
      Separate Account Charges 1.75% ..................       179,247             --          1.169        209,602             --
      Separate Account Charges 1.80% ..................        56,273             --          1.444         81,280             --
      Separate Account Charges 1.85% ..................       662,918             --          1.166        773,110             --
      Separate Account Charges 1.90% ..................         3,840             --          1.441          5,535             --
      Separate Account Charges 1.95% ..................        11,908             --          1.440         17,147             --
      Separate Account Charges 2.00% ..................         3,214             --          1.438          4,623             --
      Separate Account Charges 2.05% ..................        70,887             --          1.160         82,231             --
      Separate Account Charges 2.10% ..................            --             --          1.319             --             --
      Separate Account Charges 2.15% ..................       286,389             --          1.434        410,711             --
      Separate Account Charges 2.20% ..................            --             --          1.317             --             --
      Separate Account Charges 2.25% ..................       431,765             --          1.431        617,941             --
      Separate Account Charges 2.35% ..................            --             --          1.315             --             --
      Separate Account Charges 2.40% ..................            --             --          1.314             --             --
      Separate Account Charges 2.45% ..................        25,772             --          1.425         36,734             --
      Separate Account Charges 2.55% ..................            --             --          1.118             --             --
      Separate Account Charges 2.60% ..................         1,520             --          1.310          1,991             --
      Separate Account Charges 2.65% ..................            --             --          1.309             --             --

Greenwich Street Series Fund
   Appreciation Portfolio
      Separate Account Charges 1.30% ..................     3,402,889             --          1.046      3,558,522             --
      Separate Account Charges 1.40% ..................     6,040,305             --          1.040      6,284,210             --
      Separate Account Charges 1.50% ..................       287,355             --          1.003        288,215             --
      Separate Account Charges 1.55% ..................     1,794,351             --          1.032      1,852,403             --
      Separate Account Charges 1.60% ..................       100,792             --          0.999        100,732             --
      Separate Account Charges 1.65% ..................        65,346             --          1.200         78,412             --
      Separate Account Charges 1.70% ..................     1,974,561             --          1.280      2,526,841             --
      Separate Account Charges 1.75% ..................       428,532             --          0.994        426,008             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Greenwich Street Series Fund (continued)
   Appreciation Portfolio (continued)
      Separate Account Charges 1.80% ..................     2,070,972             --   $      1.277   $  2,644,816   $         --
      Separate Account Charges 1.85% ..................     3,204,167             --          1.202      3,851,360             --
      Separate Account Charges 1.90% ..................       570,838             --          1.274        727,524             --
      Separate Account Charges 1.95% ..................       391,819             --          1.273        498,860             --
      Separate Account Charges 2.00% ..................        11,841             --          1.272         15,060             --
      Separate Account Charges 2.05% ..................     1,589,270             --          1.194      1,897,829             --
      Separate Account Charges 2.10% ..................        26,682             --          1.192         31,817             --
      Separate Account Charges 2.15% ..................        33,097             --          1.268         41,966             --
      Separate Account Charges 2.20% ..................        47,432             --          1.191         56,482             --
      Separate Account Charges 2.25% ..................     5,459,813             --          1.265      6,908,900             --
      Separate Account Charges 2.35% ..................        32,527             --          1.188         38,653             --
      Separate Account Charges 2.40% ..................       115,192             --          1.188        136,792             --
      Separate Account Charges 2.45% ..................       569,244             --          1.260        717,402             --
      Separate Account Charges 2.55% ..................            --             --          1.055             --             --
      Separate Account Charges 2.60% ..................        17,157             --          1.184         20,318             --
      Separate Account Charges 2.65% ..................            --             --          1.183             --             --
   Diversified Strategic Income Portfolio
      Separate Account Charges 1.30% ..................     2,888,035             --          1.242      3,585,937             --
      Separate Account Charges 1.40% ..................     1,847,806             --          1.235      2,282,565             --
      Separate Account Charges 1.50% ..................       120,223             --          1.191        143,204             --
      Separate Account Charges 1.55% ..................       572,080             --          1.226        701,247             --
      Separate Account Charges 1.60% ..................         8,623             --          1.187         10,234             --
      Separate Account Charges 1.65% ..................        20,119             --          1.112         22,373             --
      Separate Account Charges 1.70% ..................       551,337             --          1.165        642,170             --
      Separate Account Charges 1.75% ..................       100,103             --          1.181        118,180             --
      Separate Account Charges 1.80% ..................     1,466,712             --          1.162      1,704,869             --
      Separate Account Charges 1.85% ..................     1,817,441             --          1.197      2,175,088             --
      Separate Account Charges 1.90% ..................       334,187             --          1.160        387,659             --
      Separate Account Charges 1.95% ..................       150,453             --          1.159        174,348             --
      Separate Account Charges 2.00% ..................            --             --          1.158             --             --
      Separate Account Charges 2.05% ..................       677,014             --          1.189        804,957             --
      Separate Account Charges 2.10% ..................         9,845             --          1.105         10,880             --
      Separate Account Charges 2.15% ..................         9,539             --          1.154         11,009             --
      Separate Account Charges 2.20% ..................            --             --          1.104             --             --
      Separate Account Charges 2.25% ..................     3,285,089             --          1.152      3,783,488             --
      Separate Account Charges 2.35% ..................         2,754             --          1.101          3,033             --
      Separate Account Charges 2.40% ..................        40,885             --          1.100         44,994             --
      Separate Account Charges 2.45% ..................       358,207             --          1.147        410,882             --
      Separate Account Charges 2.55% ..................            --             --          1.069             --             --
      Separate Account Charges 2.60% ..................        17,356             --          1.097         19,047             --
      Separate Account Charges 2.65% ..................            --             --          1.097             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Greenwich Street Series Fund (continued)
   Equity Index Portfolio - Class II Shares
      Separate Account Charges 1.30% ..................     3,117,027             --   $      0.869   $  2,707,232   $         --
      Separate Account Charges 1.40% ..................     2,010,098             --          0.864      1,736,879             --
      Separate Account Charges 1.50% ..................        17,871             --          0.954         17,048             --
      Separate Account Charges 1.55% ..................       600,275             --          0.857        514,698             --
      Separate Account Charges 1.60% ..................         3,581             --          0.951          3,404             --
      Separate Account Charges 1.65% ..................            --             --          1.227             --             --
      Separate Account Charges 1.70% ..................       719,269             --          1.316        946,729             --
      Separate Account Charges 1.75% ..................        70,424             --          0.946         66,586             --
      Separate Account Charges 1.80% ..................       823,098             --          1.314      1,081,187             --
      Separate Account Charges 1.85% ..................     2,117,904             --          1.180      2,499,732             --
      Separate Account Charges 1.90% ..................       341,652             --          1.311        447,861             --
      Separate Account Charges 1.95% ..................       105,163             --          1.310        137,716             --
      Separate Account Charges 2.00% ..................         1,326             --          1.308          1,735             --
      Separate Account Charges 2.05% ..................       474,749             --          1.173        556,685             --
      Separate Account Charges 2.10% ..................            --             --          1.219             --             --
      Separate Account Charges 2.15% ..................       411,278             --          1.304        536,392             --
      Separate Account Charges 2.20% ..................            --             --          1.218             --             --
      Separate Account Charges 2.25% ..................     2,973,725             --          1.302      3,870,477             --
      Separate Account Charges 2.35% ..................            --             --          1.215             --             --
      Separate Account Charges 2.40% ..................        48,222             --          1.214         58,558             --
      Separate Account Charges 2.45% ..................        86,299             --          1.296        111,867             --
      Separate Account Charges 2.55% ..................            --             --          1.069             --             --
      Separate Account Charges 2.60% ..................        61,266             --          1.211         74,191             --
      Separate Account Charges 2.65% ..................            --             --          1.210             --             --
   Fundamental Value Portfolio
      Separate Account Charges 1.30% ..................     5,046,949             --          1.310      6,610,201             --
      Separate Account Charges 1.40% ..................     6,397,421             --          1.303      8,336,537             --
      Separate Account Charges 1.50% ..................       901,250             --          1.034        932,160             --
      Separate Account Charges 1.55% ..................     2,035,648             --          1.293      2,632,620             --
      Separate Account Charges 1.60% ..................       226,196             --          1.031        233,122             --
      Separate Account Charges 1.65% ..................        19,082             --          1.246         23,776             --
      Separate Account Charges 1.70% ..................     1,416,478             --          1.401      1,983,931             --
      Separate Account Charges 1.75% ..................       405,223             --          1.025        415,402             --
      Separate Account Charges 1.80% ..................     1,748,476             --          1.398      2,443,960             --
      Separate Account Charges 1.85% ..................     5,355,555             --          1.310      7,015,295             --
      Separate Account Charges 1.90% ..................       454,318             --          1.395        633,740             --
      Separate Account Charges 1.95% ..................        24,903             --          1.394         34,702             --
      Separate Account Charges 2.00% ..................         9,242             --          1.392         12,865             --
      Separate Account Charges 2.05% ..................     1,688,943             --          1.301      2,197,953             --
      Separate Account Charges 2.10% ..................        25,340             --          1.238         31,377             --
      Separate Account Charges 2.15% ..................         8,642             --          1.388         11,993             --
      Separate Account Charges 2.20% ..................       110,831             --          1.237        137,047             --
      Separate Account Charges 2.25% ..................     7,968,857             --          1.385     11,036,978             --
      Separate Account Charges 2.35% ..................        34,333             --          1.234         42,366             --
      Separate Account Charges 2.40% ..................        59,018             --          1.233         72,776             --
      Separate Account Charges 2.45% ..................       802,112             --          1.379      1,106,391             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Greenwich Street Series Fund (continued)
   Fundamental Value Portfolio (continued)
      Separate Account Charges 2.55% ..................            --             --   $      1.057   $         --   $         --
      Separate Account Charges 2.60% ..................        97,447             --          1.230        119,831             --
      Separate Account Charges 2.65% ..................            --             --          1.229             --             --
   Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
      Separate Account Charges 1.30% ..................            --             --          1.129             --             --
      Separate Account Charges 1.40% ..................            --             --          1.126             --             --
      Separate Account Charges 1.50% ..................            --             --          1.123             --             --
      Separate Account Charges 1.55% ..................            --             --          1.122             --             --
      Separate Account Charges 1.60% ..................            --             --          1.120             --             --
      Separate Account Charges 1.65% ..................            --             --          1.231             --             --
      Separate Account Charges 1.70% ..................            --             --          1.403             --             --
      Separate Account Charges 1.75% ..................        33,080             --          1.116         36,906             --
      Separate Account Charges 1.80% ..................            --             --          1.400             --             --
      Separate Account Charges 1.85% ..................        65,449             --          1.113         72,825             --
      Separate Account Charges 1.90% ..................            --             --          1.397             --             --
      Separate Account Charges 1.95% ..................            --             --          1.396             --             --
      Separate Account Charges 2.00% ..................            --             --          1.394             --             --
      Separate Account Charges 2.05% ..................         5,464             --          1.107          6,047             --
      Separate Account Charges 2.10% ..................            --             --          1.223             --             --
      Separate Account Charges 2.15% ..................       138,919             --          1.390        193,083             --
      Separate Account Charges 2.20% ..................            --             --          1.221             --             --
      Separate Account Charges 2.25% ..................       271,976             --          1.387        377,252             --
      Separate Account Charges 2.35% ..................            --             --          1.219             --             --
      Separate Account Charges 2.40% ..................            --             --          1.218             --             --
      Separate Account Charges 2.45% ..................        21,740             --          1.381         30,032             --
      Separate Account Charges 2.55% ..................            --             --          1.053             --             --
      Separate Account Charges 2.60% ..................            --             --          1.215             --             --
      Separate Account Charges 2.65% ..................            --             --          1.214             --             --
   Salomon Brothers Variable Aggressive Growth Fund - Class II Shares
      Separate Account Charges 1.30% ..................            --             --          1.135             --             --
      Separate Account Charges 1.40% ..................            --             --          1.134             --             --
      Separate Account Charges 1.50% ..................            --             --          1.133             --             --
      Separate Account Charges 1.55% ..................            --             --          1.132             --             --
      Separate Account Charges 1.60% ..................            --             --          1.131             --             --
      Separate Account Charges 1.65% ..................            --             --          1.131             --             --
      Separate Account Charges 1.70% ..................            --             --          1.130             --             --
      Separate Account Charges 1.75% ..................            --             --          1.130             --             --
      Separate Account Charges 1.80% ..................            --             --          1.129             --             --
      Separate Account Charges 1.85% ..................        36,753             --          1.128         41,470             --
      Separate Account Charges 1.90% ..................            --             --          1.128             --             --
      Separate Account Charges 1.95% ..................            --             --          1.127             --             --
      Separate Account Charges 2.00% ..................            --             --          1.126             --             --
      Separate Account Charges 2.05% ..................            --             --          1.126             --             --
      Separate Account Charges 2.10% ..................            --             --          1.125             --             --
      Separate Account Charges 2.15% ..................            --             --          1.125             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Greenwich Street Series Fund (continued)
   Salomon Brothers Variable Aggressive Growth Fund - Class II Shares (continued)
      Separate Account Charges 2.20% ..................            --             --   $      1.124   $         --   $         --
      Separate Account Charges 2.25% ..................       413,843             --          1.123        464,904             --
      Separate Account Charges 2.35% ..................            --             --          1.122             --             --
      Separate Account Charges 2.40% ..................            --             --          1.122             --             --
      Separate Account Charges 2.45% ..................        59,779             --          1.121         67,007             --
      Separate Account Charges 2.55% ..................            --             --          1.052             --             --
      Separate Account Charges 2.60% ..................            --             --          1.119             --             --
      Separate Account Charges 2.65% ..................            --             --          1.118             --             --
   Salomon Brothers Variable Growth & Income Fund - Class I Shares
      Separate Account Charges 1.30% ..................            --             --          1.101             --             --
      Separate Account Charges 1.40% ..................            --             --          1.098             --             --
      Separate Account Charges 1.50% ..................            --             --          1.095             --             --
      Separate Account Charges 1.55% ..................            --             --          1.093             --             --
      Separate Account Charges 1.60% ..................            --             --          1.092             --             --
      Separate Account Charges 1.65% ..................            --             --          1.201             --             --
      Separate Account Charges 1.70% ..................            --             --          1.319             --             --
      Separate Account Charges 1.75% ..................            --             --          1.087             --             --
      Separate Account Charges 1.80% ..................            --             --          1.316             --             --
      Separate Account Charges 1.85% ..................        19,509             --          1.085         21,159             --
      Separate Account Charges 1.90% ..................            --             --          1.314             --             --
      Separate Account Charges 1.95% ..................            --             --          1.312             --             --
      Separate Account Charges 2.00% ..................            --             --          1.311             --             --
      Separate Account Charges 2.05% ..................         4,237             --          1.079          4,571             --
      Separate Account Charges 2.10% ..................            --             --          1.194             --             --
      Separate Account Charges 2.15% ..................        10,261             --          1.307         13,412             --
      Separate Account Charges 2.20% ..................            --             --          1.192             --             --
      Separate Account Charges 2.25% ..................        34,097             --          1.304         44,474             --
      Separate Account Charges 2.35% ..................            --             --          1.190             --             --
      Separate Account Charges 2.40% ..................            --             --          1.189             --             --
      Separate Account Charges 2.45% ..................         1,241             --          1.299          1,612             --
      Separate Account Charges 2.55% ..................            --             --          1.064             --             --
      Separate Account Charges 2.60% ..................            --             --          1.186             --             --
      Separate Account Charges 2.65% ..................            --             --          1.185             --             --

Janus Aspen Series
   Balanced Portfolio - Service Shares
      Separate Account Charges 1.30% ..................            --             --          1.099             --             --
      Separate Account Charges 1.40% ..................            --             --          1.096             --             --
      Separate Account Charges 1.50% ..................            --             --          1.093             --             --
      Separate Account Charges 1.55% ..................            --             --          1.091             --             --
      Separate Account Charges 1.60% ..................            --             --          1.090             --             --
      Separate Account Charges 1.65% ..................            --             --          1.149             --             --
      Separate Account Charges 1.70% ..................            --             --          1.184             --             --
      Separate Account Charges 1.75% ..................         2,464             --          1.085          2,674             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Janus Aspen Series (continued)
   Balanced Portfolio - Service Shares (continued)
      Separate Account Charges 1.80% ..................            --             --   $      1.181   $         --   $         --
      Separate Account Charges 1.85% ..................       232,165             --          1.082        251,285             --
      Separate Account Charges 1.90% ..................            --             --          1.179             --             --
      Separate Account Charges 1.95% ..................            --             --          1.178             --             --
      Separate Account Charges 2.00% ..................            --             --          1.176             --             --
      Separate Account Charges 2.05% ..................        11,325             --          1.076         12,190             --
      Separate Account Charges 2.10% ..................            --             --          1.142             --             --
      Separate Account Charges 2.15% ..................        17,182             --          1.173         20,152             --
      Separate Account Charges 2.20% ..................            --             --          1.140             --             --
      Separate Account Charges 2.25% ..................       876,533             --          1.170      1,025,887             --
      Separate Account Charges 2.35% ..................            --             --          1.138             --             --
      Separate Account Charges 2.40% ..................            --             --          1.137             --             --
      Separate Account Charges 2.45% ..................         7,190             --          1.166          8,381             --
      Separate Account Charges 2.55% ..................            --             --          1.067             --             --
      Separate Account Charges 2.60% ..................            --             --          1.134             --             --
      Separate Account Charges 2.65% ..................            --             --          1.133             --             --
   Global Life Sciences Portfolio - Service Shares
      Separate Account Charges 1.30% ..................            --             --          1.036             --             --
      Separate Account Charges 1.40% ..................            --             --          1.033             --             --
      Separate Account Charges 1.50% ..................            --             --          1.030             --             --
      Separate Account Charges 1.55% ..................            --             --          1.029             --             --
      Separate Account Charges 1.60% ..................            --             --          1.027             --             --
      Separate Account Charges 1.65% ..................            --             --          1.257             --             --
      Separate Account Charges 1.70% ..................            --             --          1.377             --             --
      Separate Account Charges 1.75% ..................            --             --          1.023             --             --
      Separate Account Charges 1.80% ..................            --             --          1.374             --             --
      Separate Account Charges 1.85% ..................        13,043             --          1.020         13,307             --
      Separate Account Charges 1.90% ..................            --             --          1.372             --             --
      Separate Account Charges 1.95% ..................            --             --          1.370             --             --
      Separate Account Charges 2.00% ..................            --             --          1.369             --             --
      Separate Account Charges 2.05% ..................            --             --          1.015             --             --
      Separate Account Charges 2.10% ..................            --             --          1.249             --             --
      Separate Account Charges 2.15% ..................            --             --          1.365             --             --
      Separate Account Charges 2.20% ..................            --             --          1.247             --             --
      Separate Account Charges 2.25% ..................        30,040             --          1.362         40,909             --
      Separate Account Charges 2.35% ..................            --             --          1.245             --             --
      Separate Account Charges 2.40% ..................            --             --          1.244             --             --
      Separate Account Charges 2.45% ..................         2,698             --          1.356          3,660             --
      Separate Account Charges 2.55% ..................            --             --          1.038             --             --
      Separate Account Charges 2.60% ..................            --             --          1.240             --             --
      Separate Account Charges 2.65% ..................            --             --          1.240             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Janus Aspen Series (continued)
   Global Technology Portfolio - Service Shares
      Separate Account Charges 1.30% ..................            --             --   $      0.899   $         --   $         --
      Separate Account Charges 1.40% ..................            --             --          0.896             --             --
      Separate Account Charges 1.50% ..................            --             --          0.894             --             --
      Separate Account Charges 1.55% ..................            --             --          0.893             --             --
      Separate Account Charges 1.60% ..................            --             --          0.891             --             --
      Separate Account Charges 1.65% ..................            --             --          1.188             --             --
      Separate Account Charges 1.70% ..................            --             --          1.345             --             --
      Separate Account Charges 1.75% ..................            --             --          0.888             --             --
      Separate Account Charges 1.80% ..................            --             --          1.342             --             --
      Separate Account Charges 1.85% ..................       107,993             --          0.885         95,608             --
      Separate Account Charges 1.90% ..................            --             --          1.339             --             --
      Separate Account Charges 1.95% ..................            --             --          1.338             --             --
      Separate Account Charges 2.00% ..................            --             --          1.337             --             --
      Separate Account Charges 2.05% ..................        37,960             --          0.880         33,420             --
      Separate Account Charges 2.10% ..................            --             --          1.181             --             --
      Separate Account Charges 2.15% ..................            --             --          1.332             --             --
      Separate Account Charges 2.20% ..................            --             --          1.179             --             --
      Separate Account Charges 2.25% ..................        40,404             --          1.330         53,727             --
      Separate Account Charges 2.35% ..................            --             --          1.177             --             --
      Separate Account Charges 2.40% ..................            --             --          1.176             --             --
      Separate Account Charges 2.45% ..................           795             --          1.324          1,052             --
      Separate Account Charges 2.55% ..................            --             --          1.051             --             --
      Separate Account Charges 2.60% ..................            --             --          1.173             --             --
      Separate Account Charges 2.65% ..................            --             --          1.172             --             --
   Mid Cap Growth Portfolio - Service Shares
      Separate Account Charges 1.30% ..................     2,131,311             --          0.451        961,738             --
      Separate Account Charges 1.40% ..................     1,891,222             --          0.449        849,431             --
      Separate Account Charges 1.50% ..................       217,020             --          0.877        190,290             --
      Separate Account Charges 1.55% ..................       388,869             --          0.446        173,436             --
      Separate Account Charges 1.60% ..................            --             --          0.874             --             --
      Separate Account Charges 1.65% ..................         8,759             --          1.355         11,871             --
      Separate Account Charges 1.70% ..................        20,078             --          1.543         30,975             --
      Separate Account Charges 1.75% ..................            --             --          0.869             --             --
      Separate Account Charges 1.80% ..................        91,311             --          1.540        140,577             --
      Separate Account Charges 1.85% ..................       158,448             --          1.279        202,613             --
      Separate Account Charges 1.90% ..................        13,078             --          1.536         20,093             --
      Separate Account Charges 1.95% ..................            --             --          1.535             --             --
      Separate Account Charges 2.00% ..................            --             --          1.533             --             --
      Separate Account Charges 2.05% ..................        40,908             --          1.270         51,969             --
      Separate Account Charges 2.10% ..................            --             --          1.347             --             --
      Separate Account Charges 2.15% ..................            --             --          1.529             --             --
      Separate Account Charges 2.20% ..................            --             --          1.345             --             --
      Separate Account Charges 2.25% ..................       302,452             --          1.525        461,378             --
      Separate Account Charges 2.35% ..................            --             --          1.342             --             --
      Separate Account Charges 2.40% ..................            --             --          1.341             --             --
      Separate Account Charges 2.45% ..................        74,724             --          1.519        113,524             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Janus Aspen Series (continued)
   Mid Cap Growth Portfolio - Service Shares (continued)
      Separate Account Charges 2.55% ..................            --             --   $      1.129   $         --   $         --
      Separate Account Charges 2.60% ..................            --             --          1.337             --             --
      Separate Account Charges 2.65% ..................            --             --          1.337             --             --
   Worldwide Growth Portfolio - Service Shares
      Separate Account Charges 1.30% ..................            --             --          0.935             --             --
      Separate Account Charges 1.40% ..................            --             --          0.933             --             --
      Separate Account Charges 1.50% ..................            --             --          0.930             --             --
      Separate Account Charges 1.55% ..................            --             --          0.929             --             --
      Separate Account Charges 1.60% ..................            --             --          0.927             --             --
      Separate Account Charges 1.65% ..................            --             --          1.176             --             --
      Separate Account Charges 1.70% ..................            --             --          1.225             --             --
      Separate Account Charges 1.75% ..................            --             --          0.924             --             --
      Separate Account Charges 1.80% ..................            --             --          1.222             --             --
      Separate Account Charges 1.85% ..................        70,180             --          0.921         64,639             --
      Separate Account Charges 1.90% ..................            --             --          1.220             --             --
      Separate Account Charges 1.95% ..................            --             --          1.218             --             --
      Separate Account Charges 2.00% ..................            --             --          1.217             --             --
      Separate Account Charges 2.05% ..................        18,396             --          0.916         16,850             --
      Separate Account Charges 2.10% ..................            --             --          1.168             --             --
      Separate Account Charges 2.15% ..................         8,023             --          1.213          9,735             --
      Separate Account Charges 2.20% ..................            --             --          1.167             --             --
      Separate Account Charges 2.25% ..................       127,226             --          1.211        154,054             --
      Separate Account Charges 2.35% ..................            --             --          1.164             --             --
      Separate Account Charges 2.40% ..................            --             --          1.163             --             --
      Separate Account Charges 2.45% ..................        28,719             --          1.206         34,634             --
      Separate Account Charges 2.55% ..................            --             --          1.086             --             --
      Separate Account Charges 2.60% ..................            --             --          1.160             --             --
      Separate Account Charges 2.65% ..................            --             --          1.159             --             --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio
      Separate Account Charges 1.30% ..................       113,342             --          1.516        171,817             --
      Separate Account Charges 1.40% ..................        69,839             --          1.513        105,695             --
      Separate Account Charges 1.50% ..................         8,512             --          1.511         12,861             --
      Separate Account Charges 1.55% ..................         9,917             --          1.510         14,971             --
      Separate Account Charges 1.60% ..................            --             --          1.508             --             --
      Separate Account Charges 1.65% ..................            --             --          1.328             --             --
      Separate Account Charges 1.70% ..................        40,270             --          1.506         60,639             --
      Separate Account Charges 1.75% ..................         4,699             --          1.505          7,070             --
      Separate Account Charges 1.80% ..................       123,836             --          1.503        186,166             --
      Separate Account Charges 1.85% ..................       247,134             --          1.502        371,215             --
      Separate Account Charges 1.90% ..................        41,794             --          1.501         62,727             --
      Separate Account Charges 1.95% ..................        24,726             --          1.500         37,078             --
      Separate Account Charges 2.00% ..................         3,083             --          1.498          4,619             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Lazard Retirement Series, Inc. (continued)
   Lazard Retirement Small Cap Portfolio (continued)
      Separate Account Charges 2.05% ..................         6,366             --   $      1.497   $      9,530   $         --
      Separate Account Charges 2.10% ..................            --             --          1.320             --             --
      Separate Account Charges 2.15% ..................       182,013             --          1.495        272,034             --
      Separate Account Charges 2.20% ..................            --             --          1.318             --             --
      Separate Account Charges 2.25% ..................       733,265             --          1.492      1,094,105             --
      Separate Account Charges 2.35% ..................            --             --          1.315             --             --
      Separate Account Charges 2.40% ..................            --             --          1.314             --             --
      Separate Account Charges 2.45% ..................       243,814             --          1.487        362,585             --
      Separate Account Charges 2.55% ..................        64,090             --          1.125         72,076             --
      Separate Account Charges 2.60% ..................            --             --          1.310             --             --
      Separate Account Charges 2.65% ..................            --             --          1.310             --             --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio
      Separate Account Charges 1.30% ..................       191,146             --          1.385        264,685             --
      Separate Account Charges 1.40% ..................       201,079             --          1.382        277,979             --
      Separate Account Charges 1.50% ..................            --             --          1.380             --             --
      Separate Account Charges 1.55% ..................       188,850             --          1.379        260,419             --
      Separate Account Charges 1.60% ..................            --             --          1.378             --             --
      Separate Account Charges 1.65% ..................            --             --          1.266             --             --
      Separate Account Charges 1.70% ..................       155,691             --          1.376        214,157             --
      Separate Account Charges 1.75% ..................        19,918             --          1.374         27,374             --
      Separate Account Charges 1.80% ..................       350,674             --          1.373        481,555             --
      Separate Account Charges 1.85% ..................       374,495             --          1.372        513,836             --
      Separate Account Charges 1.90% ..................       110,691             --          1.371        151,751             --
      Separate Account Charges 1.95% ..................            --             --          1.370             --             --
      Separate Account Charges 2.00% ..................        17,462             --          1.369         23,899             --
      Separate Account Charges 2.05% ..................     1,022,255             --          1.368      1,397,951             --
      Separate Account Charges 2.10% ..................            --             --          1.258             --             --
      Separate Account Charges 2.15% ..................       250,029             --          1.365        341,354             --
      Separate Account Charges 2.20% ..................       114,321             --          1.256        143,600             --
      Separate Account Charges 2.25% ..................     4,464,326             --          1.363      6,084,759             --
      Separate Account Charges 2.35% ..................        17,389             --          1.253         21,797             --
      Separate Account Charges 2.40% ..................       128,993             --          1.253        161,579             --
      Separate Account Charges 2.45% ..................       590,460             --          1.358        802,108             --
      Separate Account Charges 2.55% ..................            --             --          1.098             --             --
      Separate Account Charges 2.60% ..................        56,426             --          1.249         70,485             --
      Separate Account Charges 2.65% ..................        21,945             --          1.248         27,394             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Lord Abbett Series Fund, Inc. (continued)
   Mid-Cap Value Portfolio
      Separate Account Charges 1.30% ..................       316,299             --   $      1.543   $    488,170   $         --
      Separate Account Charges 1.40% ..................       198,486             --          1.541        305,829             --
      Separate Account Charges 1.50% ..................       106,225             --          1.538        163,401             --
      Separate Account Charges 1.55% ..................       279,335             --          1.537        429,329             --
      Separate Account Charges 1.60% ..................         1,142             --          1.536          1,754             --
      Separate Account Charges 1.65% ..................         2,357             --          1.413          3,329             --
      Separate Account Charges 1.70% ..................       349,075             --          1.533        535,174             --
      Separate Account Charges 1.75% ..................        57,869             --          1.532         88,646             --
      Separate Account Charges 1.80% ..................       531,677             --          1.531        813,769             --
      Separate Account Charges 1.85% ..................       710,264             --          1.529      1,086,212             --
      Separate Account Charges 1.90% ..................        57,489             --          1.528         87,845             --
      Separate Account Charges 1.95% ..................        29,800             --          1.527         45,497             --
      Separate Account Charges 2.00% ..................        12,982             --          1.525         19,804             --
      Separate Account Charges 2.05% ..................       681,732             --          1.524      1,039,106             --
      Separate Account Charges 2.10% ..................        25,827             --          1.404         36,258             --
      Separate Account Charges 2.15% ..................       558,676             --          1.522        850,120             --
      Separate Account Charges 2.20% ..................        45,463             --          1.402         63,736             --
      Separate Account Charges 2.25% ..................     4,181,113             --          1.519      6,351,698             --
      Separate Account Charges 2.35% ..................         4,197             --          1.399          5,871             --
      Separate Account Charges 2.40% ..................        31,233             --          1.398         43,664             --
      Separate Account Charges 2.45% ..................       527,627             --          1.514        798,866             --
      Separate Account Charges 2.55% ..................        63,332             --          1.159         73,424             --
      Separate Account Charges 2.60% ..................        14,386             --          1.394         20,056             --
      Separate Account Charges 2.65% ..................        14,458             --          1.393         20,143             --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund - Class III
      Separate Account Charges 1.30% ..................            --             --          1.211             --             --
      Separate Account Charges 1.40% ..................            --             --          1.210             --             --
      Separate Account Charges 1.50% ..................            --             --          1.209             --             --
      Separate Account Charges 1.55% ..................        26,210             --          1.208         31,661             --
      Separate Account Charges 1.60% ..................            --             --          1.207             --             --
      Separate Account Charges 1.65% ..................            --             --          1.207             --             --
      Separate Account Charges 1.70% ..................            --             --          1.206             --             --
      Separate Account Charges 1.75% ..................           692             --          1.205            834             --
      Separate Account Charges 1.80% ..................        16,661             --          1.205         20,070             --
      Separate Account Charges 1.85% ..................        34,482             --          1.204         41,515             --
      Separate Account Charges 1.90% ..................            --             --          1.203             --             --
      Separate Account Charges 1.95% ..................            --             --          1.203             --             --
      Separate Account Charges 2.00% ..................            --             --          1.202             --             --
      Separate Account Charges 2.05% ..................        44,617             --          1.201         53,595             --
      Separate Account Charges 2.10% ..................            --             --          1.201             --             --
      Separate Account Charges 2.15% ..................       361,311             --          1.200        433,533             --
      Separate Account Charges 2.20% ..................            --             --          1.199             --             --
      Separate Account Charges 2.25% ..................       434,955             --          1.199        521,313             --
      Separate Account Charges 2.35% ..................            --             --          1.197             --             --
      Separate Account Charges 2.40% ..................           768             --          1.197            919             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Merrill Lynch Variable Series Funds, Inc. (continued)
   Merrill Lynch Global Allocation V.I. Fund - Class III (continued)
      Separate Account Charges 2.45% ..................       236,985             --   $      1.196   $    283,400   $         --
      Separate Account Charges 2.55% ..................            --             --          1.116             --             --
      Separate Account Charges 2.60% ..................            --             --          1.194             --             --
      Separate Account Charges 2.65% ..................        20,754             --          1.193         24,764             --
   Merrill Lynch Value Opportunities V.I. Fund - Class III
      Separate Account Charges 1.30% ..................         8,884             --          1.210         10,745             --
      Separate Account Charges 1.40% ..................        46,761             --          1.208         56,496             --
      Separate Account Charges 1.50% ..................            --             --          1.207             --             --
      Separate Account Charges 1.55% ..................        16,785             --          1.206         20,245             --
      Separate Account Charges 1.60% ..................            --             --          1.205             --             --
      Separate Account Charges 1.65% ..................        23,566             --          1.205         28,393             --
      Separate Account Charges 1.70% ..................            --             --          1.204             --             --
      Separate Account Charges 1.75% ..................         5,851             --          1.203          7,042             --
      Separate Account Charges 1.80% ..................        67,521             --          1.203         81,213             --
      Separate Account Charges 1.85% ..................        26,373             --          1.202         31,703             --
      Separate Account Charges 1.90% ..................        13,437             --          1.201         16,144             --
      Separate Account Charges 1.95% ..................            --             --          1.201             --             --
      Separate Account Charges 2.00% ..................            --             --          1.200             --             --
      Separate Account Charges 2.05% ..................        14,965             --          1.199         17,950             --
      Separate Account Charges 2.10% ..................            --             --          1.199             --             --
      Separate Account Charges 2.15% ..................       264,527             --          1.198        316,921             --
      Separate Account Charges 2.20% ..................        89,553             --          1.197        107,231             --
      Separate Account Charges 2.25% ..................       372,299             --          1.197        445,542             --
      Separate Account Charges 2.35% ..................         4,448             --          1.195          5,317             --
      Separate Account Charges 2.40% ..................        32,246             --          1.195         38,525             --
      Separate Account Charges 2.45% ..................       203,477             --          1.194        242,964             --
      Separate Account Charges 2.55% ..................           740             --          1.118            828             --
      Separate Account Charges 2.60% ..................            --             --          1.192             --             --
      Separate Account Charges 2.65% ..................         9,381             --          1.191         11,176             --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service Shares
      Separate Account Charges 1.30% ..................            --             --          1.108             --             --
      Separate Account Charges 1.40% ..................            --             --          1.107             --             --
      Separate Account Charges 1.50% ..................            --             --          1.106             --             --
      Separate Account Charges 1.55% ..................            --             --          1.105             --             --
      Separate Account Charges 1.60% ..................            --             --          1.104             --             --
      Separate Account Charges 1.65% ..................            --             --          1.104             --             --
      Separate Account Charges 1.70% ..................            --             --          1.103             --             --
      Separate Account Charges 1.75% ..................            --             --          1.103             --             --
      Separate Account Charges 1.80% ..................            --             --          1.102             --             --
      Separate Account Charges 1.85% ..................           257             --          1.101            283             --
      Separate Account Charges 1.90% ..................            --             --          1.101             --             --
      Separate Account Charges 1.95% ..................            --             --          1.100             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Oppenheimer Variable Account Funds (continued)
   Oppenheimer Capital Appreciation Fund/VA - Service Shares (continued)
      Separate Account Charges 2.00% ..................            --             --   $      1.100   $         --   $         --
      Separate Account Charges 2.05% ..................        33,071             --          1.099         36,346             --
      Separate Account Charges 2.10% ..................            --             --          1.098             --             --
      Separate Account Charges 2.15% ..................            --             --          1.098             --             --
      Separate Account Charges 2.20% ..................            --             --          1.097             --             --
      Separate Account Charges 2.25% ..................        77,694             --          1.097         85,200             --
      Separate Account Charges 2.35% ..................            --             --          1.095             --             --
      Separate Account Charges 2.40% ..................            --             --          1.095             --             --
      .................................................            --             --          1.046             --             --
      Separate Account Charges 2.55% ..................            --             --          1.046             --             --
      Separate Account Charges 2.60% ..................            --             --          1.092             --             --
      Separate Account Charges 2.65% ..................            --             --          1.092             --             --
   Oppenheimer Global Securities Fund/VA - Service Shares
      Separate Account Charges 1.30% ..................            --             --          1.268             --             --
      Separate Account Charges 1.40% ..................            --             --          1.267             --             --
      Separate Account Charges 1.50% ..................            --             --          1.266             --             --
      Separate Account Charges 1.55% ..................            --             --          1.265             --             --
      Separate Account Charges 1.60% ..................            --             --          1.264             --             --
      Separate Account Charges 1.65% ..................            --             --          1.264             --             --
      Separate Account Charges 1.70% ..................            --             --          1.263             --             --
      Separate Account Charges 1.75% ..................            --             --          1.262             --             --
      Separate Account Charges 1.80% ..................            --             --          1.262             --             --
      Separate Account Charges 1.85% ..................        34,230             --          1.261         43,158             --
      Separate Account Charges 1.90% ..................            --             --          1.260             --             --
      Separate Account Charges 1.95% ..................            --             --          1.259             --             --
      Separate Account Charges 2.00% ..................            --             --          1.259             --             --
      Separate Account Charges 2.05% ..................        53,097             --          1.258         66,799             --
      Separate Account Charges 2.10% ..................            --             --          1.257             --             --
      Separate Account Charges 2.15% ..................            --             --          1.257             --             --
      Separate Account Charges 2.20% ..................            --             --          1.256             --             --
      Separate Account Charges 2.25% ..................       119,173             --          1.255        149,597             --
      Separate Account Charges 2.35% ..................            --             --          1.254             --             --
      Separate Account Charges 2.40% ..................            --             --          1.253             --             --
      Separate Account Charges 2.45% ..................         2,516             --          1.253          3,151             --
      Separate Account Charges 2.55% ..................            --             --          1.168             --             --
      Separate Account Charges 2.60% ..................            --             --          1.250             --             --
      Separate Account Charges 2.65% ..................            --             --          1.250             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Oppenheimer Variable Account Funds (continued)
   Oppenheimer Main Street Fund/VA - Service Shares
      Separate Account Charges 1.30% ..................            --             --   $      1.075   $         --   $         --
      Separate Account Charges 1.40% ..................            --             --          1.074             --             --
      Separate Account Charges 1.50% ..................            --             --          1.073             --             --
      Separate Account Charges 1.55% ..................            --             --          1.073             --             --
      Separate Account Charges 1.60% ..................            --             --          1.072             --             --
      Separate Account Charges 1.65% ..................            --             --          1.072             --             --
      Separate Account Charges 1.70% ..................            --             --          1.072             --             --
      Separate Account Charges 1.75% ..................            --             --          1.071             --             --
      Separate Account Charges 1.80% ..................            --             --          1.071             --             --
      Separate Account Charges 1.85% ..................            --             --          1.071             --             --
      Separate Account Charges 1.90% ..................            --             --          1.070             --             --
      Separate Account Charges 1.95% ..................            --             --          1.070             --             --
      Separate Account Charges 2.00% ..................            --             --          1.070             --             --
      Separate Account Charges 2.05% ..................            --             --          1.069             --             --
      Separate Account Charges 2.10% ..................            --             --          1.069             --             --
      Separate Account Charges 2.15% ..................         2,019             --          1.068          2,157             --
      Separate Account Charges 2.20% ..................            --             --          1.068             --             --
      Separate Account Charges 2.25% ..................            --             --          1.068             --             --
      Separate Account Charges 2.35% ..................            --             --          1.067             --             --
      Separate Account Charges 2.40% ..................            --             --          1.067             --             --
      Separate Account Charges 2.45% ..................            --             --          1.066             --             --
      Separate Account Charges 2.55% ..................            --             --          1.062             --             --
      Separate Account Charges 2.60% ..................            --             --          1.065             --             --
      Separate Account Charges 2.65% ..................            --             --          1.065             --             --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class
      Separate Account Charges 1.30% ..................       715,250             --          1.127        806,366             --
      Separate Account Charges 1.40% ..................       837,880             --          1.125        943,045             --
      Separate Account Charges 1.50% ..................        24,543             --          1.124         27,577             --
      Separate Account Charges 1.55% ..................       261,701             --          1.123        293,808             --
      Separate Account Charges 1.60% ..................            --             --          1.122             --             --
      Separate Account Charges 1.65% ..................        16,081             --          1.122         18,048             --
      Separate Account Charges 1.70% ..................       683,405             --          1.120        765,325             --
      Separate Account Charges 1.75% ..................        53,989             --          1.119         60,411             --
      Separate Account Charges 1.80% ..................     1,059,453             --          1.118      1,184,469             --
      Separate Account Charges 1.85% ..................     2,231,285             --          1.117      2,492,498             --
      Separate Account Charges 1.90% ..................       277,755             --          1.116        310,011             --
      Separate Account Charges 1.95% ..................        60,291             --          1.115         67,237             --
      Separate Account Charges 2.00% ..................         5,900             --          1.114          6,574             --
      Separate Account Charges 2.05% ..................       366,107             --          1.113        407,603             --
      Separate Account Charges 2.10% ..................        24,973             --          1.115         27,854             --
      Separate Account Charges 2.15% ..................       159,740             --          1.111        177,545             --
      Separate Account Charges 2.20% ..................            --             --          1.114             --             --
      Separate Account Charges 2.25% ..................     4,627,736             --          1.110      5,135,033             --
      Separate Account Charges 2.35% ..................         9,080             --          1.111         10,092             --
      Separate Account Charges 2.40% ..................       230,157             --          1.111        255,632             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
PIMCO Variable Insurance Trust (continued)
   Real Return Portfolio - Administrative Class (continued)
      Separate Account Charges 2.45% ..................       602,161             --   $      1.106   $    665,932   $         --
      Separate Account Charges 2.55% ..................        60,172             --          1.066         64,168             --
      Separate Account Charges 2.60% ..................        24,778             --          1.107         27,444             --
      Separate Account Charges 2.65% ..................           487             --          1.107            539             --
   Total Return Portfolio - Administrative Class
      Separate Account Charges 1.30% ..................     4,403,863             --          1.218      5,362,926             --
      Separate Account Charges 1.40% ..................     5,959,397             --          1.213      7,230,627             --
      Separate Account Charges 1.50% ..................       232,053             --          1.197        277,836             --
      Separate Account Charges 1.55% ..................     2,051,135             --          1.207      2,474,994             --
      Separate Account Charges 1.60% ..................        72,468             --          1.193         86,458             --
      Separate Account Charges 1.65% ..................        10,318             --          1.059         10,925             --
      Separate Account Charges 1.70% ..................     1,865,307             --          1.078      2,010,395             --
      Separate Account Charges 1.75% ..................       473,378             --          1.187        561,752             --
      Separate Account Charges 1.80% ..................     4,003,506             --          1.075      4,306,065             --
      Separate Account Charges 1.85% ..................    14,158,270             --          1.140     16,140,725             --
      Separate Account Charges 1.90% ..................       952,336             --          1.073      1,022,225             --
      Separate Account Charges 1.95% ..................       179,966             --          1.072        192,973             --
      Separate Account Charges 2.00% ..................        17,777             --          1.071         19,042             --
      Separate Account Charges 2.05% ..................     5,138,114             --          1.132      5,819,368             --
      Separate Account Charges 2.10% ..................       191,473             --          1.052        201,479             --
      Separate Account Charges 2.15% ..................       536,319             --          1.068        572,738             --
      Separate Account Charges 2.20% ..................         2,322             --          1.051          2,440             --
      Separate Account Charges 2.25% ..................    16,972,144             --          1.066     18,087,717             --
      Separate Account Charges 2.35% ..................        14,843             --          1.048         15,564             --
      Separate Account Charges 2.40% ..................       207,832             --          1.048        217,781             --
      Separate Account Charges 2.45% ..................     2,364,335             --          1.061      2,509,434             --
      Separate Account Charges 2.55% ..................           249             --          1.043            259             --
      Separate Account Charges 2.60% ..................        72,778             --          1.045         76,050             --
      Separate Account Charges 2.65% ..................         9,053             --          1.044          9,453             --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II Shares
      Separate Account Charges 1.30% ..................            --             --          1.020             --             --
      Separate Account Charges 1.40% ..................            --             --          1.019             --             --
      Separate Account Charges 1.50% ..................            --             --          1.018             --             --
      Separate Account Charges 1.55% ..................            --             --          1.017             --             --
      Separate Account Charges 1.60% ..................            --             --          1.017             --             --
      Separate Account Charges 1.65% ..................            --             --          1.016             --             --
      Separate Account Charges 1.70% ..................            --             --          1.015             --             --
      Separate Account Charges 1.75% ..................            --             --          1.015             --             --
      Separate Account Charges 1.80% ..................            --             --          1.014             --             --
      Separate Account Charges 1.85% ..................       104,018             --          1.014        105,451             --
      Separate Account Charges 1.90% ..................            --             --          1.013             --             --
      Separate Account Charges 1.95% ..................            --             --          1.013             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Pioneer Variable Contracts Trust (continued)
   Pioneer America Income VCT Portfolio - Class II Shares (continued)
   Separate Account Charges 2.00% .....................            --             --   $      1.012   $         --   $         --
   Separate Account Charges 2.05% .....................            --             --          1.012             --             --
   Separate Account Charges 2.10% .....................            --             --          1.011             --             --
   Separate Account Charges 2.15% .....................            --             --          1.010             --             --
   Separate Account Charges 2.20% .....................            --             --          1.010             --             --
   Separate Account Charges 2.25% .....................        62,545             --          1.009         63,128             --
   Separate Account Charges 2.35% .....................            --             --          1.008             --             --
   Separate Account Charges 2.40% .....................            --             --          1.008             --             --
   Separate Account Charges 2.45% .....................        51,071             --          1.007         51,433             --
   Separate Account Charges 2.55% .....................            --             --          1.032             --             --
   Separate Account Charges 2.60% .....................            --             --          1.005             --             --
   Separate Account Charges 2.65% .....................            --             --          1.005             --             --
Pioneer Balanced VCT Portfolio - Class II Shares
   Separate Account Charges 1.30% .....................            --             --          1.067             --             --
   Separate Account Charges 1.40% .....................            --             --          1.066             --             --
   Separate Account Charges 1.50% .....................            --             --          1.065             --             --
   Separate Account Charges 1.55% .....................            --             --          1.064             --             --
   Separate Account Charges 1.60% .....................            --             --          1.064             --             --
   Separate Account Charges 1.65% .....................            --             --          1.063             --             --
   Separate Account Charges 1.70% .....................            --             --          1.062             --             --
   Separate Account Charges 1.75% .....................            --             --          1.062             --             --
   Separate Account Charges 1.80% .....................            --             --          1.061             --             --
   Separate Account Charges 1.85% .....................         9,421             --          1.061          9,992             --
   Separate Account Charges 1.90% .....................            --             --          1.060             --             --
   Separate Account Charges 1.95% .....................            --             --          1.059             --             --
   Separate Account Charges 2.00% .....................            --             --          1.059             --             --
   Separate Account Charges 2.05% .....................            --             --          1.058             --             --
   Separate Account Charges 2.10% .....................            --             --          1.058             --             --
   Separate Account Charges 2.15% .....................            --             --          1.057             --             --
   Separate Account Charges 2.20% .....................            --             --          1.057             --             --
   Separate Account Charges 2.25% .....................        41,219             --          1.056         43,524             --
   Separate Account Charges 2.35% .....................            --             --          1.055             --             --
   Separate Account Charges 2.40% .....................            --             --          1.054             --             --
   Separate Account Charges 2.45% .....................        12,730             --          1.054         13,412             --
   Separate Account Charges 2.55% .....................            --             --          1.025             --             --
   Separate Account Charges 2.60% .....................            --             --          1.052             --             --
   Separate Account Charges 2.65% .....................            --             --          1.051             --             --
Pioneer Emerging Markets VCT Portfolio - Class II Shares
   Separate Account Charges 1.30% .....................            --             --          1.319             --             --
   Separate Account Charges 1.40% .....................            --             --          1.317             --             --
   Separate Account Charges 1.50% .....................            --             --          1.316             --             --
   Separate Account Charges 1.55% .....................            --             --          1.315             --             --
   Separate Account Charges 1.60% .....................            --             --          1.314             --             --
   Separate Account Charges 1.65% .....................            --             --          1.314             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Pioneer Variable Contracts Trust (continued)
   Pioneer Emerging Markets VCT Portfolio - Class II Shares (continued)
   Separate Account Charges 1.70% .....................            --             --   $      1.313   $         --   $         --
   Separate Account Charges 1.75% .....................            --             --          1.312             --             --
   Separate Account Charges 1.80% .....................            --             --          1.312             --             --
   Separate Account Charges 1.85% .....................         2,258             --          1.311          2,960             --
   Separate Account Charges 1.90% .....................            --             --          1.310             --             --
   Separate Account Charges 1.95% .....................            --             --          1.309             --             --
   Separate Account Charges 2.00% .....................            --             --          1.309             --             --
   Separate Account Charges 2.05% .....................            --             --          1.308             --             --
   Separate Account Charges 2.10% .....................            --             --          1.307             --             --
   Separate Account Charges 2.15% .....................            --             --          1.307             --             --
   Separate Account Charges 2.20% .....................            --             --          1.306             --             --
   Separate Account Charges 2.25% .....................        55,808             --          1.305         72,832             --
   Separate Account Charges 2.35% .....................            --             --          1.304             --             --
   Separate Account Charges 2.40% .....................            --             --          1.303             --             --
   Separate Account Charges 2.45% .....................        21,567             --          1.302         28,085             --
   Separate Account Charges 2.55% .....................            --             --          1.294             --             --
   Separate Account Charges 2.60% .....................            --             --          1.300             --             --
   Separate Account Charges 2.65% .....................            --             --          1.299             --             --
Pioneer Equity Income VCT Portfolio - Class II Shares
   Separate Account Charges 1.30% .....................            --             --          1.219             --             --
   Separate Account Charges 1.40% .....................            --             --          1.218             --             --
   Separate Account Charges 1.50% .....................            --             --          1.217             --             --
   Separate Account Charges 1.55% .....................            --             --          1.216             --             --
   Separate Account Charges 1.60% .....................            --             --          1.215             --             --
   Separate Account Charges 1.65% .....................            --             --          1.215             --             --
   Separate Account Charges 1.70% .....................            --             --          1.214             --             --
   Separate Account Charges 1.75% .....................            --             --          1.213             --             --
   Separate Account Charges 1.80% .....................            --             --          1.213             --             --
   Separate Account Charges 1.85% .....................        46,366             --          1.212         56,188             --
   Separate Account Charges 1.90% .....................            --             --          1.211             --             --
   Separate Account Charges 1.95% .....................            --             --          1.211             --             --
   Separate Account Charges 2.00% .....................            --             --          1.210             --             --
   Separate Account Charges 2.05% .....................        52,241             --          1.209         63,168             --
   Separate Account Charges 2.10% .....................            --             --          1.208             --             --
   Separate Account Charges 2.15% .....................            --             --          1.208             --             --
   Separate Account Charges 2.20% .....................            --             --          1.207             --             --
   Separate Account Charges 2.25% .....................       460,930             --          1.207        556,118             --
   Separate Account Charges 2.35% .....................            --             --          1.205             --             --
   Separate Account Charges 2.40% .....................            --             --          1.205             --             --
   Separate Account Charges 2.45% .....................           824             --          1.204            993             --
   Separate Account Charges 2.55% .....................            --             --          1.124             --             --
   Separate Account Charges 2.60% .....................            --             --          1.202             --             --
   Separate Account Charges 2.65% .....................            --             --          1.201             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Pioneer Variable Contracts Trust (continued)
   Pioneer Europe VCT Portfolio - Class II Shares
      Separate Account Charges 1.30% ..................            --             --   $      1.277   $         --   $         --
      Separate Account Charges 1.40% ..................            --             --          1.276             --             --
      Separate Account Charges 1.50% ..................            --             --          1.275             --             --
      Separate Account Charges 1.55% ..................            --             --          1.274             --             --
      Separate Account Charges 1.60% ..................            --             --          1.273             --             --
      Separate Account Charges 1.65% ..................            --             --          1.272             --             --
      Separate Account Charges 1.70% ..................            --             --          1.272             --             --
      Separate Account Charges 1.75% ..................            --             --          1.271             --             --
      Separate Account Charges 1.80% ..................            --             --          1.270             --             --
      Separate Account Charges 1.85% ..................        14,289             --          1.270         18,142             --
      Separate Account Charges 1.90% ..................            --             --          1.269             --             --
      Separate Account Charges 1.95% ..................            --             --          1.268             --             --
      Separate Account Charges 2.00% ..................            --             --          1.268             --             --
      Separate Account Charges 2.05% ..................            --             --          1.267             --             --
      Separate Account Charges 2.10% ..................            --             --          1.266             --             --
      Separate Account Charges 2.15% ..................            --             --          1.265             --             --
      Separate Account Charges 2.20% ..................            --             --          1.265             --             --
      Separate Account Charges 2.25% ..................            --             --          1.264             --             --
      Separate Account Charges 2.35% ..................            --             --          1.263             --             --
      Separate Account Charges 2.40% ..................            --             --          1.262             --             --
      Separate Account Charges 2.45% ..................            --             --          1.261             --             --
      Separate Account Charges 2.55% ..................            --             --          1.176             --             --
      Separate Account Charges 2.60% ..................            --             --          1.259             --             --
      Separate Account Charges 2.65% ..................            --             --          1.259             --             --
   Pioneer Fund VCT Portfolio - Class II Shares
      Separate Account Charges 1.30% ..................            --             --          1.154             --             --
      Separate Account Charges 1.40% ..................            --             --          1.153             --             --
      Separate Account Charges 1.50% ..................            --             --          1.151             --             --
      Separate Account Charges 1.55% ..................            --             --          1.151             --             --
      Separate Account Charges 1.60% ..................            --             --          1.150             --             --
      Separate Account Charges 1.65% ..................            --             --          1.149             --             --
      Separate Account Charges 1.70% ..................            --             --          1.149             --             --
      Separate Account Charges 1.75% ..................            --             --          1.148             --             --
      Separate Account Charges 1.80% ..................            --             --          1.147             --             --
      Separate Account Charges 1.85% ..................        60,415             --          1.147         69,285             --
      Separate Account Charges 1.90% ..................            --             --          1.146             --             --
      Separate Account Charges 1.95% ..................            --             --          1.146             --             --
      Separate Account Charges 2.00% ..................            --             --          1.145             --             --
      Separate Account Charges 2.05% ..................        69,628             --          1.144         79,675             --
      Separate Account Charges 2.10% ..................            --             --          1.144             --             --
      Separate Account Charges 2.15% ..................            --             --          1.143             --             --
      Separate Account Charges 2.20% ..................            --             --          1.142             --             --
      Separate Account Charges 2.25% ..................       159,015             --          1.142        181,562             --
      Separate Account Charges 2.35% ..................         5,691             --          1.141          6,491             --
      Separate Account Charges 2.40% ..................            --             --          1.140             --             --
      Separate Account Charges 2.45% ..................        48,327             --          1.139         55,057             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Pioneer Variable Contracts Trust (continued)
   Pioneer Fund VCT Portfolio - Class II Shares (continued)
      Separate Account Charges 2.55% ..................            --             --   $      1.089   $         --   $         --
      Separate Account Charges 2.60% ..................            --             --          1.137             --             --
      Separate Account Charges 2.65% ..................            --             --          1.137             --             --
   Pioneer Growth Shares VCT Portfolio - Class II Shares
      Separate Account Charges 1.30% ..................            --             --          1.082             --             --
      Separate Account Charges 1.40% ..................            --             --          1.080             --             --
      Separate Account Charges 1.50% ..................            --             --          1.079             --             --
      Separate Account Charges 1.55% ..................            --             --          1.079             --             --
      Separate Account Charges 1.60% ..................            --             --          1.078             --             --
      Separate Account Charges 1.65% ..................            --             --          1.077             --             --
      Separate Account Charges 1.70% ..................            --             --          1.077             --             --
      Separate Account Charges 1.75% ..................            --             --          1.076             --             --
      Separate Account Charges 1.80% ..................            --             --          1.076             --             --
      Separate Account Charges 1.85% ..................            --             --          1.075             --             --
      Separate Account Charges 1.90% ..................            --             --          1.074             --             --
      Separate Account Charges 1.95% ..................            --             --          1.074             --             --
      Separate Account Charges 2.00% ..................            --             --          1.073             --             --
      Separate Account Charges 2.05% ..................            --             --          1.073             --             --
      Separate Account Charges 2.10% ..................            --             --          1.072             --             --
      Separate Account Charges 2.15% ..................            --             --          1.072             --             --
      Separate Account Charges 2.20% ..................            --             --          1.071             --             --
      Separate Account Charges 2.25% ..................        18,395             --          1.070         19,690             --
      Separate Account Charges 2.35% ..................            --             --          1.069             --             --
      Separate Account Charges 2.40% ..................            --             --          1.069             --             --
      Separate Account Charges 2.45% ..................         2,695             --          1.068          2,878             --
      Separate Account Charges 2.55% ..................            --             --          1.080             --             --
      Separate Account Charges 2.60% ..................            --             --          1.066             --             --
      Separate Account Charges 2.65% ..................            --             --          1.066             --             --
   Pioneer High Yield VCT Portfolio - Class II Shares
      Separate Account Charges 1.30% ..................            --             --          1.091             --             --
      Separate Account Charges 1.40% ..................            --             --          1.089             --             --
      Separate Account Charges 1.50% ..................            --             --          1.088             --             --
      Separate Account Charges 1.55% ..................            --             --          1.088             --             --
      Separate Account Charges 1.60% ..................            --             --          1.087             --             --
      Separate Account Charges 1.65% ..................            --             --          1.086             --             --
      Separate Account Charges 1.70% ..................            --             --          1.086             --             --
      Separate Account Charges 1.75% ..................            --             --          1.085             --             --
      Separate Account Charges 1.80% ..................            --             --          1.085             --             --
      Separate Account Charges 1.85% ..................       234,396             --          1.084        254,087             --
      Separate Account Charges 1.90% ..................            --             --          1.083             --             --
      Separate Account Charges 1.95% ..................            --             --          1.083             --             --
      Separate Account Charges 2.00% ..................            --             --          1.082             --             --
      Separate Account Charges 2.05% ..................        94,940             --          1.082        102,690             --
      Separate Account Charges 2.10% ..................            --             --          1.081             --             --
      Separate Account Charges 2.15% ..................            --             --          1.080             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Pioneer Variable Contracts Trust (continued)
   Pioneer High Yield VCT Portfolio - Class II Shares (continued)
      Separate Account Charges 2.20% ..................            --             --   $      1.080   $         --   $         --
      Separate Account Charges 2.25% ..................       373,187             --          1.079        402,766             --
      Separate Account Charges 2.35% ..................         2,370             --          1.078          2,555             --
      Separate Account Charges 2.40% ..................            --             --          1.077             --             --
      Separate Account Charges 2.45% ..................        28,103             --          1.077         30,263             --
      Separate Account Charges 2.55% ..................            --             --          1.084             --             --
      Separate Account Charges 2.60% ..................            --             --          1.075             --             --
      Separate Account Charges 2.65% ..................            --             --          1.075             --             --
   Pioneer International Value VCT Portfolio - Class II Shares
      Separate Account Charges 1.30% ..................            --             --          1.278             --             --
      Separate Account Charges 1.40% ..................            --             --          1.277             --             --
      Separate Account Charges 1.50% ..................            --             --          1.275             --             --
      Separate Account Charges 1.55% ..................            --             --          1.275             --             --
      Separate Account Charges 1.60% ..................            --             --          1.274             --             --
      Separate Account Charges 1.65% ..................            --             --          1.273             --             --
      Separate Account Charges 1.70% ..................            --             --          1.273             --             --
      Separate Account Charges 1.75% ..................            --             --          1.272             --             --
      Separate Account Charges 1.80% ..................            --             --          1.271             --             --
      Separate Account Charges 1.85% ..................            --             --          1.270             --             --
      Separate Account Charges 1.90% ..................            --             --          1.270             --             --
      Separate Account Charges 1.95% ..................            --             --          1.269             --             --
      Separate Account Charges 2.00% ..................            --             --          1.268             --             --
      Separate Account Charges 2.05% ..................            --             --          1.268             --             --
      Separate Account Charges 2.10% ..................            --             --          1.267             --             --
      Separate Account Charges 2.15% ..................            --             --          1.266             --             --
      Separate Account Charges 2.20% ..................            --             --          1.266             --             --
      Separate Account Charges 2.25% ..................        28,542             --          1.265         36,102             --
      Separate Account Charges 2.35% ..................            --             --          1.263             --             --
      Separate Account Charges 2.40% ..................            --             --          1.263             --             --
      Separate Account Charges 2.45% ..................            --             --          1.262             --             --
      Separate Account Charges 2.55% ..................            --             --          1.169             --             --
      Separate Account Charges 2.60% ..................            --             --          1.260             --             --
      Separate Account Charges 2.65% ..................            --             --          1.259             --             --
   Pioneer Mid Cap Value VCT Portfolio - Class II Shares
      Separate Account Charges 1.30% ..................            --             --          1.265             --             --
      Separate Account Charges 1.40% ..................            --             --          1.263             --             --
      Separate Account Charges 1.50% ..................            --             --          1.262             --             --
      Separate Account Charges 1.55% ..................            --             --          1.261             --             --
      Separate Account Charges 1.60% ..................            --             --          1.260             --             --
      Separate Account Charges 1.65% ..................            --             --          1.260             --             --
      Separate Account Charges 1.70% ..................            --             --          1.259             --             --
      Separate Account Charges 1.75% ..................            --             --          1.258             --             --
      Separate Account Charges 1.80% ..................            --             --          1.258             --             --
      Separate Account Charges 1.85% ..................        10,917             --          1.257         13,723             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Pioneer Variable Contracts Trust (continued)
   Pioneer Mid Cap Value VCT Portfolio - Class II Shares (continued)
      Separate Account Charges 1.90% ..................            --             --   $      1.256   $         --   $         --
      Separate Account Charges 1.95% ..................            --             --          1.256             --             --
      Separate Account Charges 2.00% ..................            --             --          1.255             --             --
      Separate Account Charges 2.05% ..................        33,692             --          1.254         42,256             --
      Separate Account Charges 2.10% ..................            --             --          1.254             --             --
      Separate Account Charges 2.15% ..................            --             --          1.253             --             --
      Separate Account Charges 2.20% ..................            --             --          1.252             --             --
      Separate Account Charges 2.25% ..................        53,670             --          1.251         67,163             --
      Separate Account Charges 2.35% ..................         3,167             --          1.250          3,959             --
      Separate Account Charges 2.40% ..................            --             --          1.249             --             --
      Separate Account Charges 2.45% ..................        12,448             --          1.249         15,544             --
      Separate Account Charges 2.55% ..................            --             --          1.142             --             --
      Separate Account Charges 2.60% ..................            --             --          1.247             --             --
      Separate Account Charges 2.65% ..................            --             --          1.246             --             --
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares
      Separate Account Charges 1.30% ..................            --             --          1.098             --             --
      Separate Account Charges 1.40% ..................            --             --          1.097             --             --
      Separate Account Charges 1.50% ..................            --             --          1.096             --             --
      Separate Account Charges 1.55% ..................            --             --          1.095             --             --
      Separate Account Charges 1.60% ..................            --             --          1.095             --             --
      Separate Account Charges 1.65% ..................            --             --          1.095             --             --
      Separate Account Charges 1.70% ..................            --             --          1.094             --             --
      Separate Account Charges 1.75% ..................            --             --          1.094             --             --
      Separate Account Charges 1.80% ..................            --             --          1.093             --             --
      Separate Account Charges 1.85% ..................        17,469             --          1.093         19,090             --
      Separate Account Charges 1.90% ..................            --             --          1.092             --             --
      Separate Account Charges 1.95% ..................            --             --          1.092             --             --
      Separate Account Charges 2.00% ..................            --             --          1.092             --             --
      Separate Account Charges 2.05% ..................        94,164             --          1.091        102,741             --
      Separate Account Charges 2.10% ..................            --             --          1.091             --             --
      Separate Account Charges 2.15% ..................            --             --          1.090             --             --
      Separate Account Charges 2.20% ..................            --             --          1.090             --             --
      Separate Account Charges 2.25% ..................        65,506             --          1.089         71,358             --
      Separate Account Charges 2.35% ..................            --             --          1.088             --             --
      Separate Account Charges 2.40% ..................            --             --          1.088             --             --
      Separate Account Charges 2.45% ..................            --             --          1.088             --             --
      Separate Account Charges 2.55% ..................            --             --          1.069             --             --
      Separate Account Charges 2.60% ..................            --             --          1.086             --             --
      Separate Account Charges 2.65% ..................            --             --          1.086             --             --
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares
      Separate Account Charges 1.30% ..................            --             --          1.076             --             --
      Separate Account Charges 1.40% ..................            --             --          1.075             --             --
      Separate Account Charges 1.50% ..................            --             --          1.074             --             --
      Separate Account Charges 1.55% ..................            --             --          1.074             --             --
      Separate Account Charges 1.60% ..................            --             --          1.073             --             --
      Separate Account Charges 1.65% ..................            --             --          1.073             --             --
      Separate Account Charges 1.70% ..................            --             --          1.072             --             --
      Separate Account Charges 1.75% ..................            --             --          1.072             --             --
      Separate Account Charges 1.80% ..................            --             --          1.072             --             --
      Separate Account Charges 1.85% ..................            --             --          1.071             --             --
      Separate Account Charges 1.90% ..................            --             --          1.071             --             --
      Separate Account Charges 1.95% ..................            --             --          1.070             --             --
      Separate Account Charges 2.00% ..................            --             --          1.070             --             --
      Separate Account Charges 2.05% ..................            --             --          1.069             --             --
      Separate Account Charges 2.10% ..................            --             --          1.069             --             --
      Separate Account Charges 2.15% ..................            --             --          1.069             --             --
      Separate Account Charges 2.20% ..................            --             --          1.068             --             --
      Separate Account Charges 2.25% ..................        15,375             --          1.068         16,417             --
      Separate Account Charges 2.35% ..................         2,434             --          1.067          2,597             --
      Separate Account Charges 2.40% ..................            --             --          1.066             --             --
      Separate Account Charges 2.45% ..................            --             --          1.066             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Pioneer Variable Contracts Trust (continued)
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares (continued)
      Separate Account Charges 2.55% ..................            --             --   $      1.009   $         --   $         --
      Separate Account Charges 2.60% ..................            --             --          1.065             --             --
      Separate Account Charges 2.65% ..................            --             --          1.064             --             --
   Pioneer Real Estate Shares VCT Portfolio - Class II Shares
      Separate Account Charges 1.30% ..................            --             --          1.396             --             --
      Separate Account Charges 1.40% ..................            --             --          1.394             --             --
      Separate Account Charges 1.50% ..................            --             --          1.393             --             --
      Separate Account Charges 1.55% ..................            --             --          1.392             --             --
      Separate Account Charges 1.60% ..................            --             --          1.391             --             --
      Separate Account Charges 1.65% ..................            --             --          1.391             --             --
      Separate Account Charges 1.70% ..................            --             --          1.390             --             --
      Separate Account Charges 1.75% ..................            --             --          1.389             --             --
      Separate Account Charges 1.80% ..................            --             --          1.388             --             --
      Separate Account Charges 1.85% ..................        26,252             --          1.388         36,427             --
      Separate Account Charges 1.90% ..................            --             --          1.387             --             --
      Separate Account Charges 1.95% ..................            --             --          1.386             --             --
      Separate Account Charges 2.00% ..................            --             --          1.385             --             --
      Separate Account Charges 2.05% ..................            --             --          1.385             --             --
      Separate Account Charges 2.10% ..................            --             --          1.384             --             --
      Separate Account Charges 2.15% ..................            --             --          1.383             --             --
      Separate Account Charges 2.20% ..................            --             --          1.382             --             --
      Separate Account Charges 2.25% ..................        18,921             --          1.382         26,140             --
      Separate Account Charges 2.35% ..................            --             --          1.380             --             --
      Separate Account Charges 2.40% ..................            --             --          1.379             --             --
      Separate Account Charges 2.45% ..................         8,442             --          1.378         11,637             --
      Separate Account Charges 2.55% ..................            --             --          1.307             --             --
      Separate Account Charges 2.60% ..................            --             --          1.376             --             --
      Separate Account Charges 2.65% ..................            --             --          1.375             --             --
   Pioneer Small Cap Value VCT Portfolio - Class II Shares
      Separate Account Charges 1.30% ..................            --             --          1.258             --             --
      Separate Account Charges 1.40% ..................            --             --          1.256             --             --
      Separate Account Charges 1.50% ..................            --             --          1.255             --             --
      Separate Account Charges 1.55% ..................            --             --          1.254             --             --
      Separate Account Charges 1.60% ..................            --             --          1.253             --             --
      Separate Account Charges 1.65% ..................            --             --          1.253             --             --
      Separate Account Charges 1.70% ..................            --             --          1.252             --             --
      Separate Account Charges 1.75% ..................            --             --          1.251             --             --
      Separate Account Charges 1.80% ..................            --             --          1.251             --             --
      Separate Account Charges 1.85% ..................         4,495             --          1.250          5,619             --
      Separate Account Charges 1.90% ..................            --             --          1.249             --             --
      Separate Account Charges 1.95% ..................            --             --          1.249             --             --
      Separate Account Charges 2.00% ..................            --             --          1.248             --             --
      Separate Account Charges 2.05% ..................        16,661             --          1.247         20,780             --
      Separate Account Charges 2.10% ..................            --             --          1.247             --             --
      Separate Account Charges 2.15% ..................            --             --          1.246             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Pioneer Variable Contracts Trust (continued)
   Pioneer Small Cap Value VCT Portfolio - Class II Shares (continued)
      Separate Account Charges 2.20% ..................            --             --   $      1.245   $         --   $         --
      Separate Account Charges 2.25% ..................        51,295             --          1.244         63,835             --
      Separate Account Charges 2.35% ..................            --             --          1.243             --             --
      Separate Account Charges 2.40% ..................            --             --          1.242             --             --
      Separate Account Charges 2.45% ..................         8,306             --          1.242         10,314             --
      Separate Account Charges 2.55% ..................            --             --          1.153             --             --
      Separate Account Charges 2.60% ..................            --             --          1.240             --             --
      Separate Account Charges 2.65% ..................            --             --          1.239             --             --
   Pioneer Small Company VCT Portfolio - Class II Shares
      Separate Account Charges 1.30% ..................            --             --          1.161             --             --
      Separate Account Charges 1.40% ..................            --             --          1.160             --             --
      Separate Account Charges 1.50% ..................            --             --          1.159             --             --
      Separate Account Charges 1.55% ..................            --             --          1.158             --             --
      Separate Account Charges 1.60% ..................            --             --          1.157             --             --
      Separate Account Charges 1.65% ..................            --             --          1.157             --             --
      Separate Account Charges 1.70% ..................            --             --          1.156             --             --
      Separate Account Charges 1.75% ..................            --             --          1.155             --             --
      Separate Account Charges 1.80% ..................            --             --          1.155             --             --
      Separate Account Charges 1.85% ..................         8,427             --          1.154          9,726             --
      Separate Account Charges 1.90% ..................            --             --          1.153             --             --
      Separate Account Charges 1.95% ..................            --             --          1.153             --             --
      Separate Account Charges 2.00% ..................            --             --          1.152             --             --
      Separate Account Charges 2.05% ..................            --             --          1.152             --             --
      Separate Account Charges 2.10% ..................            --             --          1.151             --             --
      Separate Account Charges 2.15% ..................            --             --          1.150             --             --
      Separate Account Charges 2.20% ..................            --             --          1.150             --             --
      Separate Account Charges 2.25% ..................        14,424             --          1.149         16,573             --
      Separate Account Charges 2.35% ..................            --             --          1.148             --             --
      Separate Account Charges 2.40% ..................            --             --          1.147             --             --
      Separate Account Charges 2.45% ..................         2,614             --          1.146          2,997             --
      Separate Account Charges 2.55% ..................            --             --          1.107             --             --
      Separate Account Charges 2.60% ..................            --             --          1.145             --             --
      Separate Account Charges 2.65% ..................            --             --          1.144             --             --
   Pioneer Strategic Income VCT Portfolio - Class II Shares
      Separate Account Charges 1.30% ..................            --             --          1.112             --             --
      Separate Account Charges 1.40% ..................            --             --          1.111             --             --
      Separate Account Charges 1.50% ..................            --             --          1.109             --             --
      Separate Account Charges 1.55% ..................            --             --          1.109             --             --
      Separate Account Charges 1.60% ..................            --             --          1.108             --             --
      Separate Account Charges 1.65% ..................            --             --          1.107             --             --
      Separate Account Charges 1.70% ..................            --             --          1.107             --             --
      Separate Account Charges 1.75% ..................            --             --          1.106             --             --
      Separate Account Charges 1.80% ..................            --             --          1.106             --             --
      Separate Account Charges 1.85% ..................       122,491             --          1.105        135,355             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Pioneer Variable Contracts Trust (continued)
   Pioneer Strategic Income VCT Portfolio - Class II Shares (continued)
   Separate Account Charges 1.90% .....................            --             --   $      1.104   $         --   $         --
   Separate Account Charges 1.95% .....................            --             --          1.104             --             --
   Separate Account Charges 2.00% .....................            --             --          1.103             --             --
   Separate Account Charges 2.05% .....................        66,703             --          1.103         73,547             --
   Separate Account Charges 2.10% .....................            --             --          1.102             --             --
   Separate Account Charges 2.15% .....................            --             --          1.101             --             --
   Separate Account Charges 2.20% .....................            --             --          1.101             --             --
   Separate Account Charges 2.25% .....................       467,075             --          1.100        513,866             --
   Separate Account Charges 2.35% .....................         4,644             --          1.099          5,103             --
   Separate Account Charges 2.40% .....................            --             --          1.098             --             --
   Separate Account Charges 2.45% .....................        30,666             --          1.098         33,664             --
   Separate Account Charges 2.55% .....................            --             --          1.097             --             --
   Separate Account Charges 2.60% .....................            --             --          1.096             --             --
   Separate Account Charges 2.65% .....................            --             --          1.095             --             --
Pioneer Value VCT Portfolio - Class II Shares
   Separate Account Charges 1.30% .....................            --             --          1.168             --             --
   Separate Account Charges 1.40% .....................            --             --          1.167             --             --
   Separate Account Charges 1.50% .....................            --             --          1.166             --             --
   Separate Account Charges 1.55% .....................            --             --          1.165             --             --
   Separate Account Charges 1.60% .....................            --             --          1.164             --             --
   Separate Account Charges 1.65% .....................            --             --          1.164             --             --
   Separate Account Charges 1.70% .....................            --             --          1.163             --             --
   Separate Account Charges 1.75% .....................            --             --          1.162             --             --
   Separate Account Charges 1.80% .....................            --             --          1.162             --             --
   Separate Account Charges 1.85% .....................        19,453             --          1.161         22,586             --
   Separate Account Charges 1.90% .....................            --             --          1.160             --             --
   Separate Account Charges 1.95% .....................            --             --          1.160             --             --
   Separate Account Charges 2.00% .....................            --             --          1.159             --             --
   Separate Account Charges 2.05% .....................        92,637             --          1.158        107,316             --
   Separate Account Charges 2.10% .....................            --             --          1.158             --             --
   Separate Account Charges 2.15% .....................            --             --          1.157             --             --
   Separate Account Charges 2.20% .....................            --             --          1.157             --             --
   Separate Account Charges 2.25% .....................        84,246             --          1.156         97,380             --
   Separate Account Charges 2.35% .....................            --             --          1.155             --             --
   Separate Account Charges 2.40% .....................            --             --          1.154             --             --
   Separate Account Charges 2.45% .....................        36,417             --          1.153         42,003             --
   Separate Account Charges 2.55% .....................            --             --          1.085             --             --
   Separate Account Charges 2.60% .....................            --             --          1.151             --             --
   Separate Account Charges 2.65% .....................            --             --          1.151             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares
      Separate Account Charges 1.30% ..................        54,533             --   $      0.775   $     42,282   $         --
      Separate Account Charges 1.40% ..................        49,521             --          0.773         38,256             --
      Separate Account Charges 1.50% ..................            --             --          0.779             --             --
      Separate Account Charges 1.55% ..................            --             --          0.768             --             --
      Separate Account Charges 1.60% ..................        12,155             --          0.776          9,431             --
      Separate Account Charges 1.65% ..................            --             --          1.194             --             --
      Separate Account Charges 1.70% ..................            --             --          1.315             --             --
      Separate Account Charges 1.75% ..................            --             --          0.772             --             --
      Separate Account Charges 1.80% ..................            --             --          1.313             --             --
      Separate Account Charges 1.85% ..................       165,358             --          1.167        192,929             --
      Separate Account Charges 1.90% ..................            --             --          1.310             --             --
      Separate Account Charges 1.95% ..................            --             --          1.309             --             --
      Separate Account Charges 2.00% ..................            --             --          1.307             --             --
      Separate Account Charges 2.05% ..................       155,269             --          1.159        179,978             --
      Separate Account Charges 2.10% ..................            --             --          1.186             --             --
      Separate Account Charges 2.15% ..................            --             --          1.303             --             --
      Separate Account Charges 2.20% ..................            --             --          1.184             --             --
      Separate Account Charges 2.25% ..................        24,067             --          1.301         31,301             --
      Separate Account Charges 2.35% ..................            --             --          1.182             --             --
      Separate Account Charges 2.40% ..................            --             --          1.181             --             --
      Separate Account Charges 2.45% ..................            --             --          1.295             --             --
      Separate Account Charges 2.55% ..................            --             --          1.066             --             --
      Separate Account Charges 2.60% ..................            --             --          1.178             --             --
      Separate Account Charges 2.65% ..................            --             --          1.177             --             --
   Putnam VT International Equity Fund - Class IB Shares
      Separate Account Charges 1.30% ..................       151,194             --          1.014        153,379             --
      Separate Account Charges 1.40% ..................       150,938             --          1.011        152,557             --
      Separate Account Charges 1.50% ..................        11,446             --          1.055         12,079             --
      Separate Account Charges 1.55% ..................       161,505             --          1.005        162,340             --
      Separate Account Charges 1.60% ..................        30,473             --          1.052         32,045             --
      Separate Account Charges 1.65% ..................            --             --          1.351             --             --
      Separate Account Charges 1.70% ..................        63,658             --          1.436         91,381             --
      Separate Account Charges 1.75% ..................       140,081             --          1.046        146,522             --
      Separate Account Charges 1.80% ..................       146,305             --          1.433        209,597             --
      Separate Account Charges 1.85% ..................       516,700             --          1.323        683,821             --
      Separate Account Charges 1.90% ..................            --             --          1.430             --             --
      Separate Account Charges 1.95% ..................        72,597             --          1.428        103,685             --
      Separate Account Charges 2.00% ..................            --             --          1.427             --             --
      Separate Account Charges 2.05% ..................       245,992             --          1.315        323,435             --
      Separate Account Charges 2.10% ..................            --             --          1.343             --             --
      Separate Account Charges 2.15% ..................        64,572             --          1.422         91,848             --
      Separate Account Charges 2.20% ..................            --             --          1.341             --             --
      Separate Account Charges 2.25% ..................       694,523             --          1.420        985,880             --
      Separate Account Charges 2.35% ..................            --             --          1.338             --             --
      Separate Account Charges 2.40% ..................            --             --          1.337             --             --
      Separate Account Charges 2.45% ..................       123,675             --          1.414        174,841             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Putnam Variable Trust (continued)
   Putnam VT International Equity Fund - Class IB Shares (continued)
      Separate Account Charges 2.55% ..................            --             --   $      1.158   $         --   $         --
      Separate Account Charges 2.60% ..................            --             --          1.334             --             --
      Separate Account Charges 2.65% ..................            --             --          1.333             --             --
   Putnam VT Small Cap Value Fund - Class IB Shares
      Separate Account Charges 1.30% ..................       556,757             --          1.617        900,343             --
      Separate Account Charges 1.40% ..................       356,645             --          1.611        574,626             --
      Separate Account Charges 1.50% ..................         9,788             --          1.520         14,879             --
      Separate Account Charges 1.55% ..................       268,728             --          1.602        430,599             --
      Separate Account Charges 1.60% ..................         2,755             --          1.515          4,173             --
      Separate Account Charges 1.65% ..................         2,258             --          1.537          3,471             --
      Separate Account Charges 1.70% ..................       110,711             --          1.783        197,452             --
      Separate Account Charges 1.75% ..................        50,198             --          1.507         75,636             --
      Separate Account Charges 1.80% ..................       265,026             --          1.780        471,705             --
      Separate Account Charges 1.85% ..................     1,134,138             --          1.783      2,022,258             --
      Separate Account Charges 1.90% ..................        46,804             --          1.776         83,135             --
      Separate Account Charges 1.95% ..................         8,360             --          1.774         14,834             --
      Separate Account Charges 2.00% ..................        27,512             --          1.773         48,767             --
      Separate Account Charges 2.05% ..................       400,280             --          1.771        709,087             --
      Separate Account Charges 2.10% ..................         1,314             --          1.528          2,008             --
      Separate Account Charges 2.15% ..................       162,126             --          1.767        286,510             --
      Separate Account Charges 2.20% ..................            --             --          1.526             --             --
      Separate Account Charges 2.25% ..................     1,053,707             --          1.764      1,858,300             --
      Separate Account Charges 2.35% ..................            --             --          1.523             --             --
      Separate Account Charges 2.40% ..................        40,678             --          1.521         61,891             --
      Separate Account Charges 2.45% ..................        89,169             --          1.756        156,617             --
      Separate Account Charges 2.55% ..................            --             --          1.192             --             --
      Separate Account Charges 2.60% ..................         4,533             --          1.517          6,878             --
      Separate Account Charges 2.65% ..................            --             --          1.516             --             --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I
      Separate Account Charges 1.30% ..................     1,873,002             --          1.316      2,464,974             --
      Separate Account Charges 1.40% ..................     2,736,840             --          1.309      3,583,516             --
      Separate Account Charges 1.50% ..................       179,686             --          1.015        182,453             --
      Separate Account Charges 1.55% ..................       776,123             --          1.299      1,008,502             --
      Separate Account Charges 1.60% ..................        55,930             --          1.012         56,590             --
      Separate Account Charges 1.65% ..................         7,611             --          1.248          9,502             --
      Separate Account Charges 1.70% ..................       850,268             --          1.397      1,188,165             --
      Separate Account Charges 1.75% ..................       173,299             --          1.006        174,414             --
      Separate Account Charges 1.80% ..................       483,449             --          1.395        674,193             --
      Separate Account Charges 1.85% ..................     3,132,904             --          1.204      3,770,736             --
      Separate Account Charges 1.90% ..................        53,860             --          1.392         74,957             --
      Separate Account Charges 1.95% ..................        39,816             --          1.390         55,356             --
      Separate Account Charges 2.00% ..................         2,252             --          1.389          3,128             --
      Separate Account Charges 2.05% ..................       840,634             --          1.196      1,005,185             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Salomon Brothers Variable Series Funds Inc. (continued)
   All Cap Fund - Class I (continued)
      Separate Account Charges 2.10% ..................        37,563             --   $      1.241   $     46,605   $         --
      Separate Account Charges 2.15% ..................        72,942             --          1.385        100,997             --
      Separate Account Charges 2.20% ..................            --             --          1.239             --             --
      Separate Account Charges 2.25% ..................     3,268,364             --          1.382      4,516,224             --
      Separate Account Charges 2.35% ..................            --             --          1.236             --             --
      Separate Account Charges 2.40% ..................         2,131             --          1.236          2,633             --
      Separate Account Charges 2.45% ..................       206,538             --          1.376        284,236             --
      Separate Account Charges 2.55% ..................            --             --          1.056             --             --
      Separate Account Charges 2.60% ..................        39,766             --          1.232         48,996             --
      Separate Account Charges 2.65% ..................            --             --          1.231             --             --
   Investors Fund - Class I
      Separate Account Charges 1.30% ..................     1,393,345             --          1.198      1,668,728             --
      Separate Account Charges 1.40% ..................     1,637,036             --          1.191      1,950,483             --
      Separate Account Charges 1.50% ..................        54,527             --          1.000         54,522             --
      Separate Account Charges 1.55% ..................       681,190             --          1.182        805,398             --
      Separate Account Charges 1.60% ..................       116,628             --          0.996        116,208             --
      Separate Account Charges 1.65% ..................         1,401             --          1.247          1,748             --
      Separate Account Charges 1.70% ..................       748,123             --          1.353      1,012,550             --
      Separate Account Charges 1.75% ..................       249,886             --          0.991        247,662             --
      Separate Account Charges 1.80% ..................     1,033,845             --          1.351      1,396,402             --
      Separate Account Charges 1.85% ..................     1,380,340             --          1.205      1,663,763             --
      Separate Account Charges 1.90% ..................       121,149             --          1.348        163,302             --
      Separate Account Charges 1.95% ..................         6,109             --          1.347          8,226             --
      Separate Account Charges 2.00% ..................            --             --          1.345             --             --
      Separate Account Charges 2.05% ..................       545,432             --          1.197        653,133             --
      Separate Account Charges 2.10% ..................            --             --          1.240             --             --
      Separate Account Charges 2.15% ..................       114,838             --          1.341        154,007             --
      Separate Account Charges 2.20% ..................            --             --          1.238             --             --
      Separate Account Charges 2.25% ..................     2,820,015             --          1.338      3,774,133             --
      Separate Account Charges 2.35% ..................            --             --          1.235             --             --
      Separate Account Charges 2.40% ..................        11,756             --          1.234         14,512             --
      Separate Account Charges 2.45% ..................       201,989             --          1.333        269,230             --
      Separate Account Charges 2.55% ..................            --             --          1.078             --             --
      Separate Account Charges 2.60% ..................         1,563             --          1.231          1,924             --
      Separate Account Charges 2.65% ..................            --             --          1.230             --             --
   Large Cap Growth Fund - Class I
      Separate Account Charges 1.30% ..................            --             --          1.133             --             --
      Separate Account Charges 1.40% ..................            --             --          1.130             --             --
      Separate Account Charges 1.50% ..................            --             --          1.127             --             --
      Separate Account Charges 1.55% ..................            --             --          1.126             --             --
      Separate Account Charges 1.60% ..................            --             --          1.124             --             --
      Separate Account Charges 1.65% ..................            --             --          1.151             --             --
      Separate Account Charges 1.70% ..................            --             --          1.349             --             --
      Separate Account Charges 1.75% ..................        30,151             --          1.120         33,764             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Salomon Brothers Variable Series Funds Inc. (continued)
   Large Cap Growth Fund - Class I (continued)
      Separate Account Charges 1.80% ..................            --             --   $      1.347   $         --   $         --
      Separate Account Charges 1.85% ..................       294,224             --          1.117        328,600             --
      Separate Account Charges 1.90% ..................            --             --          1.344             --             --
      Separate Account Charges 1.95% ..................            --             --          1.342             --             --
      Separate Account Charges 2.00% ..................            --             --          1.341             --             --
      Separate Account Charges 2.05% ..................        25,077             --          1.111         27,858             --
      Separate Account Charges 2.10% ..................            --             --          1.144             --             --
      Separate Account Charges 2.15% ..................        71,546             --          1.337         95,653             --
      Separate Account Charges 2.20% ..................            --             --          1.142             --             --
      Separate Account Charges 2.25% ..................        71,782             --          1.334         95,773             --
      Separate Account Charges 2.35% ..................            --             --          1.140             --             --
      Separate Account Charges 2.40% ..................            --             --          1.139             --             --
      Separate Account Charges 2.45% ..................         1,937             --          1.329          2,573             --
      Separate Account Charges 2.55% ..................            --             --          0.990             --             --
      Separate Account Charges 2.60% ..................            --             --          1.136             --             --
      Separate Account Charges 2.65% ..................           441             --          1.135            500             --
   Small Cap Growth Fund - Class I
      Separate Account Charges 1.30% ..................       534,246             --          1.296        692,629             --
      Separate Account Charges 1.40% ..................       640,455             --          1.290        826,086             --
      Separate Account Charges 1.50% ..................        17,350             --          0.999         17,335             --
      Separate Account Charges 1.55% ..................       156,421             --          1.280        200,219             --
      Separate Account Charges 1.60% ..................        14,210             --          0.996         14,147             --
      Separate Account Charges 1.65% ..................         7,863             --          1.402         11,028             --
      Separate Account Charges 1.70% ..................       510,329             --          1.607        820,090             --
      Separate Account Charges 1.75% ..................       117,830             --          0.990        116,683             --
      Separate Account Charges 1.80% ..................       375,905             --          1.604        602,837             --
      Separate Account Charges 1.85% ..................     1,076,084             --          1.329      1,430,220             --
      Separate Account Charges 1.90% ..................        20,154             --          1.600         32,256             --
      Separate Account Charges 1.95% ..................            --             --          1.599             --             --
      Separate Account Charges 2.00% ..................           294             --          1.597            469             --
      Separate Account Charges 2.05% ..................       249,354             --          1.320        329,255             --
      Separate Account Charges 2.10% ..................            --             --          1.394             --             --
      Separate Account Charges 2.15% ..................        78,737             --          1.592        125,373             --
      Separate Account Charges 2.20% ..................            --             --          1.392             --             --
      Separate Account Charges 2.25% ..................     1,763,283             --          1.589      2,801,946             --
      Separate Account Charges 2.35% ..................            --             --          1.389             --             --
      Separate Account Charges 2.40% ..................        19,666             --          1.388         27,295             --
      Separate Account Charges 2.45% ..................       194,919             --          1.583        308,473             --
      Separate Account Charges 2.55% ..................            --             --          1.165             --             --
      Separate Account Charges 2.60% ..................        12,808             --          1.384         17,727             --
      Separate Account Charges 2.65% ..................            --             --          1.383             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Salomon Brothers Variable Series Funds Inc. (continued)
   Total Return Fund - Class II
      Separate Account Charges 1.30% ..................            --             --   $      1.113   $         --   $         --
      Separate Account Charges 1.40% ..................            --             --          1.111             --             --
      Separate Account Charges 1.50% ..................            --             --          1.110             --             --
      Separate Account Charges 1.55% ..................            --             --          1.109             --             --
      Separate Account Charges 1.60% ..................            --             --          1.109             --             --
      Separate Account Charges 1.65% ..................            --             --          1.108             --             --
      Separate Account Charges 1.70% ..................            --             --          1.108             --             --
      Separate Account Charges 1.75% ..................            --             --          1.107             --             --
      Separate Account Charges 1.80% ..................            --             --          1.106             --             --
      Separate Account Charges 1.85% ..................        47,717             --          1.106         52,767             --
      Separate Account Charges 1.90% ..................            --             --          1.105             --             --
      Separate Account Charges 1.95% ..................            --             --          1.105             --             --
      Separate Account Charges 2.00% ..................            --             --          1.104             --             --
      Separate Account Charges 2.05% ..................            --             --          1.103             --             --
      Separate Account Charges 2.10% ..................            --             --          1.103             --             --
      Separate Account Charges 2.15% ..................            --             --          1.102             --             --
      Separate Account Charges 2.20% ..................            --             --          1.102             --             --
      Separate Account Charges 2.25% ..................         6,677             --          1.101          7,351             --
      Separate Account Charges 2.35% ..................            --             --          1.100             --             --
      Separate Account Charges 2.40% ..................            --             --          1.099             --             --
      Separate Account Charges 2.45% ..................        19,319             --          1.099         21,223             --
      Separate Account Charges 2.55% ..................            --             --          1.052             --             --
      Separate Account Charges 2.60% ..................            --             --          1.097             --             --
      Separate Account Charges 2.65% ..................            --             --          1.096             --             --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio
      Separate Account Charges 1.30% ..................       154,400             --          0.812        125,426             --
      Separate Account Charges 1.40% ..................       240,763             --          0.809        194,862             --
      Separate Account Charges 1.50% ..................         2,441             --          0.812          1,983             --
      Separate Account Charges 1.55% ..................       131,703             --          0.805        106,012             --
      Separate Account Charges 1.60% ..................        13,873             --          0.809         11,230             --
      Separate Account Charges 1.65% ..................        10,415             --          1.122         11,684             --
      Separate Account Charges 1.70% ..................       117,045             --          1.188        139,103             --
      Separate Account Charges 1.75% ..................            --             --          0.805             --             --
      Separate Account Charges 1.80% ..................       185,955             --          1.186        220,551             --
      Separate Account Charges 1.85% ..................       282,385             --          1.008        284,652             --
      Separate Account Charges 1.90% ..................        38,953             --          1.184         46,105             --
      Separate Account Charges 1.95% ..................        12,194             --          1.182         14,418             --
      Separate Account Charges 2.00% ..................            --             --          1.181             --             --
      Separate Account Charges 2.05% ..................       109,047             --          1.001        109,204             --
      Separate Account Charges 2.10% ..................        57,419             --          1.115         64,012             --
      Separate Account Charges 2.15% ..................            --             --          1.178             --             --
      Separate Account Charges 2.20% ..................            --             --          1.113             --             --
      Separate Account Charges 2.25% ..................     1,090,467             --          1.175      1,281,511             --
      Separate Account Charges 2.35% ..................        18,420             --          1.111         20,464             --
      Separate Account Charges 2.40% ..................         1,257             --          1.110          1,395             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Smith Barney Investment Series (continued)
   Smith Barney Dividend Strategy Portfolio (continued)
      Separate Account Charges 2.45% ..................        24,985             --   $      1.170   $     29,243   $         --
      Separate Account Charges 2.55% ..................            --             --          1.015             --             --
      Separate Account Charges 2.60% ..................         2,540             --          1.107          2,812             --
      Separate Account Charges 2.65% ..................            --             --          1.106             --             --
   Smith Barney Premier Selections All Cap Growth Portfolio
      Separate Account Charges 1.30% ..................       362,894             --          0.871        315,970             --
      Separate Account Charges 1.40% ..................       294,476             --          0.868        255,457             --
      Separate Account Charges 1.50% ..................            --             --          0.881             --             --
      Separate Account Charges 1.55% ..................       180,108             --          0.863        155,384             --
      Separate Account Charges 1.60% ..................            --             --          0.878             --             --
      Separate Account Charges 1.65% ..................            --             --          1.167             --             --
      Separate Account Charges 1.70% ..................        63,650             --          1.282         81,594             --
      Separate Account Charges 1.75% ..................            --             --          0.873             --             --
      Separate Account Charges 1.80% ..................       146,486             --          1.279        187,403             --
      Separate Account Charges 1.85% ..................       819,997             --          1.146        939,758             --
      Separate Account Charges 1.90% ..................         6,190             --          1.277          7,902             --
      Separate Account Charges 1.95% ..................            --             --          1.275             --             --
      Separate Account Charges 2.00% ..................            --             --          1.274             --             --
      Separate Account Charges 2.05% ..................       110,268             --          1.139        125,550             --
      Separate Account Charges 2.10% ..................            --             --          1.160             --             --
      Separate Account Charges 2.15% ..................            --             --          1.270             --             --
      Separate Account Charges 2.20% ..................            --             --          1.158             --             --
      Separate Account Charges 2.25% ..................       418,070             --          1.268        529,959             --
      Separate Account Charges 2.35% ..................            --             --          1.156             --             --
      Separate Account Charges 2.40% ..................            --             --          1.155             --             --
      Separate Account Charges 2.45% ..................       170,523             --          1.262        215,280             --
      Separate Account Charges 2.55% ..................            --             --          1.025             --             --
      Separate Account Charges 2.60% ..................            --             --          1.152             --             --
      Separate Account Charges 2.65% ..................            --             --          1.151             --             --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
      Separate Account Charges 1.30% ..................     1,865,333             --          1.450      2,704,646             --
      Separate Account Charges 1.40% ..................     2,624,019             --          1.447      3,796,119             --
      Separate Account Charges 1.50% ..................       575,415             --          1.443        830,576             --
      Separate Account Charges 1.55% ..................       374,328             --          1.442        539,712             --
      Separate Account Charges 1.60% ..................        42,575             --          1.440         61,316             --
      Separate Account Charges 1.65% ..................       128,807             --          1.186        152,758             --
      Separate Account Charges 1.70% ..................     5,900,463             --          1.313      7,749,136             --
      Separate Account Charges 1.75% ..................        85,622             --          1.435        122,897             --
      Separate Account Charges 1.80% ..................    12,142,327             --          1.311     15,914,328             --
      Separate Account Charges 1.85% ..................     6,521,502             --          1.432      9,339,550             --
      Separate Account Charges 1.90% ..................     3,129,032             --          1.308      4,092,687             --
      Separate Account Charges 1.95% ..................       170,926             --          1.307        223,338             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Smith Barney Multiple Discipline Trust (continued)
   Multiple Discipline Portfolio - All Cap Growth and Value (continued)
      Separate Account Charges 2.00% ...............           90,528             --   $      1.305   $    118,167   $         --
      Separate Account Charges 2.05% ...............        1,369,104             --          1.426      1,951,911             --
      Separate Account Charges 2.10% ...............          838,573             --          1.179        988,313             --
      Separate Account Charges 2.15% ...............           62,758             --          1.301         81,668             --
      Separate Account Charges 2.20% ...............            7,392             --          1.177          8,699             --
      Separate Account Charges 2.25% ...............       46,071,791             --          1.299     59,832,421             --
      Separate Account Charges 2.35% ...............           32,596             --          1.174         38,283             --
      Separate Account Charges 2.40% ...............        1,109,310             --          1.174      1,301,952             --
      Separate Account Charges 2.45% ...............        3,172,663             --          1.293      4,103,468             --
      Separate Account Charges 2.55% ...............               --             --          1.038             --             --
      Separate Account Charges 2.60% ...............          515,656             --          1.170        603,528             --
      Separate Account Charges 2.65% ...............               --             --          1.170             --             --
   Multiple Discipline Portfolio - Balanced All Cap Growth and Value
      Separate Account Charges 1.30% ...............        1,808,241             --          1.296      2,343,112             --
      Separate Account Charges 1.40% ...............        1,551,664             --          1.293      2,006,142             --
      Separate Account Charges 1.50% ...............          703,763             --          1.290        907,852             --
      Separate Account Charges 1.55% ...............          273,927             --          1.289        352,963             --
      Separate Account Charges 1.60% ...............               --             --          1.287             --             --
      Separate Account Charges 1.65% ...............               --             --          1.127             --             --
      Separate Account Charges 1.70% ...............        4,297,291             --          1.212      5,209,882             --
      Separate Account Charges 1.75% ...............               --             --          1.283             --             --
      Separate Account Charges 1.80% ...............        8,732,765             --          1.210     10,565,618             --
      Separate Account Charges 1.85% ...............        6,827,909             --          1.280      8,738,905             --
      Separate Account Charges 1.90% ...............        1,168,257             --          1.207      1,410,571             --
      Separate Account Charges 1.95% ...............        1,869,909             --          1.206      2,255,475             --
      Separate Account Charges 2.00% ...............          152,364             --          1.205        183,593             --
      Separate Account Charges 2.05% ...............        1,507,174             --          1.274      1,920,349             --
      Separate Account Charges 2.10% ...............          186,971             --          1.120        209,351             --
      Separate Account Charges 2.15% ...............           36,551             --          1.201         43,909             --
      Separate Account Charges 2.20% ...............               --             --          1.118             --             --
      Separate Account Charges 2.25% ...............       36,358,325             --          1.199     43,587,822             --
      Separate Account Charges 2.35% ...............               --             --          1.116             --             --
      Separate Account Charges 2.40% ...............        1,160,527             --          1.115      1,294,021             --
      Separate Account Charges 2.45% ...............        2,807,995             --          1.194      3,352,613             --
      Separate Account Charges 2.55% ...............               --             --          1.030             --             --
      Separate Account Charges 2.60% ...............          462,376             --          1.112        514,134             --
      Separate Account Charges 2.65% ...............               --             --          1.111             --             --
   Multiple Discipline Portfolio - Global All Cap Growth and Value
      Separate Account Charges 1.30% ...............          417,889             --          1.519        634,597             --
      Separate Account Charges 1.40% ...............          414,942             --          1.515        628,707             --
      Separate Account Charges 1.50% ...............           17,052             --          1.512         25,778             --
      Separate Account Charges 1.55% ...............            6,055             --          1.510          9,143             --
      Separate Account Charges 1.60% ...............               --             --          1.508             --             --
      Separate Account Charges 1.65% ...............               --             --          1.238             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Smith Barney Multiple Discipline Trust (continued)
   Multiple Discipline Portfolio - Global All Cap Growth and Value (continued)
      Separate Account Charges 1.70% .....................  1,205,980             --   $      1.350   $  1,627,684   $         --
      Separate Account Charges 1.75% .....................         --             --          1.503             --             --
      Separate Account Charges 1.80% .....................  2,204,915             --          1.347      2,969,893             --
      Separate Account Charges 1.85% .....................  2,421,419             --          1.500      3,631,942             --
      Separate Account Charges 1.90% .....................    617,175             --          1.344        829,592             --
      Separate Account Charges 1.95% .....................    100,626             --          1.343        135,121             --
      Separate Account Charges 2.00% .....................     66,075             --          1.341         88,636             --
      Separate Account Charges 2.05% .....................    313,379             --          1.493        467,937             --
      Separate Account Charges 2.10% .....................    121,998             --          1.231        150,148             --
      Separate Account Charges 2.15% .....................         --             --          1.337             --             --
      Separate Account Charges 2.20% .....................         --             --          1.229             --             --
      Separate Account Charges 2.25% .....................  6,146,467             --          1.335      8,203,181             --
      Separate Account Charges 2.35% .....................         --             --          1.226             --             --
      Separate Account Charges 2.40% .....................    859,342             --          1.226      1,053,235             --
      Separate Account Charges 2.45% .....................    105,353             --          1.329        140,032             --
      Separate Account Charges 2.55% .....................         --             --          1.065             --             --
      Separate Account Charges 2.60% .....................     58,675             --          1.222         71,715             --
      Separate Account Charges 2.65% .....................         --             --          1.221             --             --
   Multiple Discipline Portfolio - Large Cap Growth and Value
      Separate Account Charges 1.30% .....................     90,870             --          1.435        130,404             --
      Separate Account Charges 1.40% .....................    345,792             --          1.432        495,116             --
      Separate Account Charges 1.50% .....................     85,601             --          1.429        122,291             --
      Separate Account Charges 1.55% .....................     38,020             --          1.427         54,256             --
      Separate Account Charges 1.60% .....................     23,084             --          1.425         32,905             --
      Separate Account Charges 1.65% .....................         --             --          1.180             --             --
      Separate Account Charges 1.70% .....................    595,072             --          1.280        761,696             --
      Separate Account Charges 1.75% .....................         --             --          1.421             --             --
      Separate Account Charges 1.80% .....................  1,383,106             --          1.277      1,766,783             --
      Separate Account Charges 1.85% .....................    491,432             --          1.417        696,559             --
      Separate Account Charges 1.90% .....................    525,496             --          1.275        669,907             --
      Separate Account Charges 1.95% .....................     61,261             --          1.274         78,016             --
      Separate Account Charges 2.00% .....................     88,545             --          1.272        112,647             --
      Separate Account Charges 2.05% .....................    102,417             --          1.411        144,516             --
      Separate Account Charges 2.10% .....................    193,059             --          1.173        226,459             --
      Separate Account Charges 2.15% .....................     55,748             --          1.268         70,705             --
      Separate Account Charges 2.20% .....................         --             --          1.171             --             --
      Separate Account Charges 2.25% .....................  4,007,483             --          1.266      5,072,395             --
      Separate Account Charges 2.35% .....................         --             --          1.169             --             --
      Separate Account Charges 2.40% .....................     37,462             --          1.168         43,762             --
      Separate Account Charges 2.45% .....................    190,222             --          1.261        239,791             --
      Separate Account Charges 2.55% .....................         --             --          1.032             --             --
      Separate Account Charges 2.60% .....................     19,488             --          1.165         22,702             --
      Separate Account Charges 2.65% .....................         --             --          1.164             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
The Travelers Series Trust
   Convertible Securities Portfolio
      Separate Account Charges 1.30% ..................            --             --   $      1.229   $         --   $         --
      Separate Account Charges 1.40% ..................            --             --          1.226             --             --
      Separate Account Charges 1.50% ..................            --             --          1.222             --             --
      Separate Account Charges 1.55% ..................            --             --          1.221             --             --
      Separate Account Charges 1.60% ..................            --             --          1.219             --             --
      Separate Account Charges 1.65% ..................            --             --          1.155             --             --
      Separate Account Charges 1.70% ..................            --             --          1.292             --             --
      Separate Account Charges 1.75% ..................       201,884             --          1.214        245,094             --
      Separate Account Charges 1.80% ..................            --             --          1.289             --             --
      Separate Account Charges 1.85% ..................     2,407,329             --          1.211      2,914,572             --
      Separate Account Charges 1.90% ..................            --             --          1.286             --             --
      Separate Account Charges 1.95% ..................            --             --          1.285             --             --
      Separate Account Charges 2.00% ..................            --             --          1.284             --             --
      Separate Account Charges 2.05% ..................       127,245             --          1.204        153,207             --
      Separate Account Charges 2.10% ..................            --             --          1.148             --             --
      Separate Account Charges 2.15% ..................       166,519             --          1.280        213,111             --
      Separate Account Charges 2.20% ..................            --             --          1.147             --             --
      Separate Account Charges 2.25% ..................     1,178,613             --          1.277      1,505,330             --
      Separate Account Charges 2.35% ..................           225             --          1.144            258             --
      Separate Account Charges 2.40% ..................            --             --          1.144             --             --
      Separate Account Charges 2.45% ..................       149,871             --          1.272        190,636             --
      Separate Account Charges 2.55% ..................            --             --          1.041             --             --
      Separate Account Charges 2.60% ..................            --             --          1.140             --             --
      Separate Account Charges 2.65% ..................         6,971             --          1.140          7,944             --
   Disciplined Mid Cap Stock Portfolio
      Separate Account Charges 1.30% ..................            --             --          1.209             --             --
      Separate Account Charges 1.40% ..................            --             --          1.206             --             --
      Separate Account Charges 1.50% ..................            --             --          1.202             --             --
      Separate Account Charges 1.55% ..................            --             --          1.201             --             --
      Separate Account Charges 1.60% ..................            --             --          1.199             --             --
      Separate Account Charges 1.65% ..................            --             --          1.345             --             --
      Separate Account Charges 1.70% ..................            --             --          1.471             --             --
      Separate Account Charges 1.75% ..................       138,810             --          1.194        165,744             --
      Separate Account Charges 1.80% ..................            --             --          1.468             --             --
      Separate Account Charges 1.85% ..................       266,416             --          1.191        317,232             --
      Separate Account Charges 1.90% ..................            --             --          1.465             --             --
      Separate Account Charges 1.95% ..................            --             --          1.464             --             --
      Separate Account Charges 2.00% ..................            --             --          1.462             --             --
      Separate Account Charges 2.05% ..................       142,087             --          1.184        168,257             --
      Separate Account Charges 2.10% ..................            --             --          1.336             --             --
      Separate Account Charges 2.15% ..................        77,710             --          1.458        113,274             --
      Separate Account Charges 2.20% ..................            --             --          1.335             --             --
      Separate Account Charges 2.25% ..................       189,558             --          1.455        275,752             --
      Separate Account Charges 2.35% ..................            --             --          1.332             --             --
      Separate Account Charges 2.40% ..................            --             --          1.331             --             --
      Separate Account Charges 2.45% ..................        63,067             --          1.449         91,369             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
The Travelers Series Trust (continued)
   Disciplined Mid Cap Stock Portfolio (continued)
      Separate Account Charges 2.55% ..................            --             --   $      1.118   $         --   $         --
      Separate Account Charges 2.60% ..................            --             --          1.327             --             --
      Separate Account Charges 2.65% ..................           431             --          1.326            572             --
   Equity Income Portfolio
      Separate Account Charges 1.30% ..................     1,302,083             --          1.200      1,562,971             --
      Separate Account Charges 1.40% ..................     1,883,743             --          1.194      2,249,612             --
      Separate Account Charges 1.50% ..................        95,925             --          1.112        106,669             --
      Separate Account Charges 1.55% ..................       569,818             --          1.185        675,314             --
      Separate Account Charges 1.60% ..................        50,242             --          1.108         55,671             --
      Separate Account Charges 1.65% ..................            --             --          1.226             --             --
      Separate Account Charges 1.70% ..................       490,550             --          1.335        655,044             --
      Separate Account Charges 1.75% ..................       130,364             --          1.102        143,686             --
      Separate Account Charges 1.80% ..................       697,678             --          1.333        929,726             --
      Separate Account Charges 1.85% ..................     2,433,328             --          1.326      3,226,571             --
      Separate Account Charges 1.90% ..................       155,661             --          1.330        207,012             --
      Separate Account Charges 1.95% ..................        79,753             --          1.329        105,955             --
      Separate Account Charges 2.00% ..................        63,717             --          1.327         84,564             --
      Separate Account Charges 2.05% ..................       611,967             --          1.317        806,180             --
      Separate Account Charges 2.10% ..................            --             --          1.218             --             --
      Separate Account Charges 2.15% ..................       183,922             --          1.323        243,353             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
The Travelers Series Trust (continued)
   Equity Income Portfolio (continued)
      Separate Account Charges 2.20% ..................            --             --   $      1.217   $         --   $         --
      Separate Account Charges 2.25% ..................     3,622,958             --          1.320      4,783,880             --
      Separate Account Charges 2.35% ..................         2,409             --          1.214          2,924             --
      Separate Account Charges 2.40% ..................         1,053             --          1.213          1,278             --
      Separate Account Charges 2.45% ..................       312,955             --          1.315        411,557             --
      Separate Account Charges 2.55% ..................            --             --          1.101             --             --
      Separate Account Charges 2.60% ..................        12,164             --          1.210         14,717             --
      Separate Account Charges 2.65% ..................         1,498             --          1.209          1,812             --
   Federated High Yield Portfolio
      Separate Account Charges 1.30% ..................            --             --          1.311             --             --
      Separate Account Charges 1.40% ..................            --             --          1.307             --             --
      Separate Account Charges 1.50% ..................            --             --          1.303             --             --
      Separate Account Charges 1.55% ..................            --             --          1.302             --             --
      Separate Account Charges 1.60% ..................            --             --          1.300             --             --
      Separate Account Charges 1.65% ..................            --             --          1.186             --             --
      Separate Account Charges 1.70% ..................            --             --          1.311             --             --
      Separate Account Charges 1.75% ..................        28,155             --          1.294         36,444             --
      Separate Account Charges 1.80% ..................            --             --          1.308             --             --
      Separate Account Charges 1.85% ..................       991,656             --          1.291      1,280,067             --
      Separate Account Charges 1.90% ..................            --             --          1.305             --             --
      Separate Account Charges 1.95% ..................            --             --          1.304             --             --
      Separate Account Charges 2.00% ..................            --             --          1.303             --             --
      Separate Account Charges 2.05% ..................       221,187             --          1.284        283,944             --
      Separate Account Charges 2.10% ..................            --             --          1.179             --             --
      Separate Account Charges 2.15% ..................       199,106             --          1.299        258,562             --
      Separate Account Charges 2.20% ..................            --             --          1.177             --             --
      Separate Account Charges 2.25% ..................       613,457             --          1.296        795,019             --
      Separate Account Charges 2.35% ..................           219             --          1.175            257             --
      Separate Account Charges 2.40% ..................            --             --          1.174             --             --
      Separate Account Charges 2.45% ..................        79,142             --          1.291        102,147             --
      Separate Account Charges 2.55% ..................            --             --          1.077             --             --
      Separate Account Charges 2.60% ..................            --             --          1.171             --             --
      Separate Account Charges 2.65% ..................         1,017             --          1.170          1,190             --
   Federated Stock Portfolio
      Separate Account Charges 1.30% ..................            --             --          1.080             --             --
      Separate Account Charges 1.40% ..................            --             --          1.077             --             --
      Separate Account Charges 1.50% ..................            --             --          1.074             --             --
      Separate Account Charges 1.55% ..................            --             --          1.072             --             --
      Separate Account Charges 1.60% ..................            --             --          1.071             --             --
      Separate Account Charges 1.65% ..................            --             --          1.248             --             --
      Separate Account Charges 1.70% ..................            --             --          1.333             --             --
      Separate Account Charges 1.75% ..................         1,306             --          1.066          1,393             --
      Separate Account Charges 1.80% ..................            --             --          1.331             --             --
      Separate Account Charges 1.85% ..................        79,394             --          1.064         84,439             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
The Travelers Series Trust (continued)
   Federated Stock Portfolio (continued)
      Separate Account Charges 1.90% ..................            --             --   $      1.328   $         --   $         --
      Separate Account Charges 1.95% ..................            --             --          1.327             --             --
      Separate Account Charges 2.00% ..................            --             --          1.325             --             --
      Separate Account Charges 2.05% ..................           551             --          1.058            583             --
      Separate Account Charges 2.10% ..................            --             --          1.241             --             --
      Separate Account Charges 2.15% ..................         5,911             --          1.321          7,809             --
      Separate Account Charges 2.20% ..................            --             --          1.239             --             --
      Separate Account Charges 2.25% ..................        42,624             --          1.318         56,197             --
      Separate Account Charges 2.35% ..................            --             --          1.236             --             --
      Separate Account Charges 2.40% ..................            --             --          1.235             --             --
      Separate Account Charges 2.45% ..................           982             --          1.313          1,289             --
      Separate Account Charges 2.55% ..................            --             --          1.078             --             --
      Separate Account Charges 2.60% ..................            --             --          1.232             --             --
      Separate Account Charges 2.65% ..................            --             --          1.231             --             --
   Large Cap Portfolio
      Separate Account Charges 1.30% ..................     2,686,680             --          0.724      1,944,447             --
      Separate Account Charges 1.40% ..................     2,092,587             --          0.720      1,506,825             --
      Separate Account Charges 1.50% ..................        48,492             --          0.864         41,883             --
      Separate Account Charges 1.55% ..................       277,766             --          0.715        198,490             --
      Separate Account Charges 1.60% ..................        66,825             --          0.861         57,512             --
      Separate Account Charges 1.65% ..................            --             --          1.179             --             --
      Separate Account Charges 1.70% ..................        76,344             --          1.241         94,732             --
      Separate Account Charges 1.75% ..................        66,923             --          0.856         57,290             --
      Separate Account Charges 1.80% ..................       107,747             --          1.238        133,425             --
      Separate Account Charges 1.85% ..................       915,748             --          1.103      1,010,320             --
      Separate Account Charges 1.90% ..................        15,542             --          1.236         19,207             --
      Separate Account Charges 1.95% ..................            --             --          1.235             --             --
      Separate Account Charges 2.00% ..................            --             --          1.233             --             --
      Separate Account Charges 2.05% ..................       141,124             --          1.096        154,685             --
      Separate Account Charges 2.10% ..................            --             --          1.172             --             --
      Separate Account Charges 2.15% ..................        21,855             --          1.230         26,871             --
      Separate Account Charges 2.20% ..................            --             --          1.170             --             --
      Separate Account Charges 2.25% ..................       684,784             --          1.227        840,230             --
      Separate Account Charges 2.35% ..................         2,527             --          1.168          2,950             --
      Separate Account Charges 2.40% ..................            --             --          1.167             --             --
      Separate Account Charges 2.45% ..................       101,957             --          1.222        124,591             --
      Separate Account Charges 2.55% ..................            --             --          1.047             --             --
      Separate Account Charges 2.60% ..................            --             --          1.164             --             --
      Separate Account Charges 2.65% ..................        18,231             --          1.163         21,197             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
The Travelers Series Trust (continued)
   Lazard International Stock Portfolio
      Separate Account Charges 1.30% ..................       213,304             --   $      1.228   $    261,844   $         --
      Separate Account Charges 1.40% ..................       123,522             --          1.224        151,216             --
      Separate Account Charges 1.50% ..................        15,306             --          1.221         18,686             --
      Separate Account Charges 1.55% ..................        21,362             --          1.219         26,043             --
      Separate Account Charges 1.60% ..................            --             --          1.217             --             --
      Separate Account Charges 1.65% ..................            --             --          1.321             --             --
      Separate Account Charges 1.70% ..................       186,526             --          1.441        268,742             --
      Separate Account Charges 1.75% ..................        37,016             --          1.212         44,879             --
      Separate Account Charges 1.80% ..................       269,110             --          1.438        386,932             --
      Separate Account Charges 1.85% ..................       404,686             --          1.209        489,296             --
      Separate Account Charges 1.90% ..................       132,646             --          1.435        190,334             --
      Separate Account Charges 1.95% ..................        70,505             --          1.433        101,065             --
      Separate Account Charges 2.00% ..................         6,415             --          1.432          9,186             --
      Separate Account Charges 2.05% ..................       421,402             --          1.202        506,708             --
      Separate Account Charges 2.10% ..................            --             --          1.313             --             --
      Separate Account Charges 2.15% ..................       158,573             --          1.428        226,378             --
      Separate Account Charges 2.20% ..................            --             --          1.311             --             --
      Separate Account Charges 2.25% ..................     1,619,278             --          1.425      2,306,969             --
      Separate Account Charges 2.35% ..................            --             --          1.308             --             --
      Separate Account Charges 2.40% ..................        10,948             --          1.308         14,316             --
      Separate Account Charges 2.45% ..................        68,612             --          1.419         97,353             --
      Separate Account Charges 2.55% ..................            --             --          1.144             --             --
      Separate Account Charges 2.60% ..................            --             --          1.304             --             --
      Separate Account Charges 2.65% ..................            --             --          1.303             --             --
   Merrill Lynch Large Cap Core Portfolio
      Separate Account Charges 1.30% ..................       902,689             --          0.765        690,721             --
      Separate Account Charges 1.40% ..................       732,906             --          0.761        557,926             --
      Separate Account Charges 1.50% ..................        51,080             --          0.869         44,366             --
      Separate Account Charges 1.55% ..................       228,996             --          0.755        172,992             --
      Separate Account Charges 1.60% ..................        41,110             --          0.865         35,579             --
      Separate Account Charges 1.65% ..................            --             --          1.244             --             --
      Separate Account Charges 1.70% ..................         1,129             --          1.321          1,492             --
      Separate Account Charges 1.75% ..................         1,294             --          0.861          1,114             --
      Separate Account Charges 1.80% ..................         6,559             --          1.318          8,646             --
      Separate Account Charges 1.85% ..................       273,915             --          1.145        313,579             --
      Separate Account Charges 1.90% ..................            --             --          1.316             --             --
      Separate Account Charges 1.95% ..................            --             --          1.314             --             --
      Separate Account Charges 2.00% ..................            --             --          1.313             --             --
      Separate Account Charges 2.05% ..................       248,325             --          1.137        282,433             --
      Separate Account Charges 2.10% ..................            --             --          1.236             --             --
      Separate Account Charges 2.15% ..................       123,977             --          1.309        162,276             --
      Separate Account Charges 2.20% ..................            --             --          1.235             --             --
      Separate Account Charges 2.25% ..................       402,433             --          1.306        525,684             --
      Separate Account Charges 2.35% ..................            --             --          1.232             --             --
      Separate Account Charges 2.40% ..................            --             --          1.231             --             --
      Separate Account Charges 2.45% ..................       126,310             --          1.301        164,320             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
The Travelers Series Trust (continued)
   Merrill Lynch Large Cap Core Portfolio (continued)
      Separate Account Charges 2.55% ..................            --             --   $      1.123   $         --   $         --
      Separate Account Charges 2.60% ..................            --             --          1.228             --             --
      Separate Account Charges 2.65% ..................        15,953             --          1.227         19,574             --
   MFS Emerging Growth Portfolio
      Separate Account Charges 1.30% ..................     2,936,157             --          0.655      1,923,548             --
      Separate Account Charges 1.40% ..................     1,482,656             --          0.652        966,321             --
      Separate Account Charges 1.50% ..................        49,788             --          0.766         38,115             --
      Separate Account Charges 1.55% ..................       764,768             --          0.647        494,604             --
      Separate Account Charges 1.60% ..................            --             --          0.763             --             --
      Separate Account Charges 1.65% ..................            --             --          1.228             --             --
      Separate Account Charges 1.70% ..................       190,975             --          1.367        260,993             --
      Separate Account Charges 1.75% ..................            --             --          0.759             --             --
      Separate Account Charges 1.80% ..................        30,289             --          1.364         41,309             --
      Separate Account Charges 1.85% ..................       424,267             --          1.104        468,251             --
      Separate Account Charges 1.90% ..................        15,838             --          1.361         21,557             --
      Separate Account Charges 1.95% ..................            --             --          1.360             --             --
      Separate Account Charges 2.00% ..................           637             --          1.358            866             --
      Separate Account Charges 2.05% ..................       184,761             --          1.096        202,588             --
      Separate Account Charges 2.10% ..................            --             --          1.220             --             --
      Separate Account Charges 2.15% ..................        25,588             --          1.354         34,650             --
      Separate Account Charges 2.20% ..................            --             --          1.218             --             --
      Separate Account Charges 2.25% ..................       341,774             --          1.351        461,869             --
      Separate Account Charges 2.35% ..................            --             --          1.216             --             --
      Separate Account Charges 2.40% ..................            --             --          1.215             --             --
      Separate Account Charges 2.45% ..................        19,855             --          1.346         26,722             --
      Separate Account Charges 2.55% ..................            --             --          1.080             --             --
      Separate Account Charges 2.60% ..................            --             --          1.212             --             --
      Separate Account Charges 2.65% ..................         6,500             --          1.211          7,870             --
   MFS Mid Cap Growth Portfolio
      Separate Account Charges 1.30% ..................            --             --          0.840             --             --
      Separate Account Charges 1.40% ..................            --             --          0.837             --             --
      Separate Account Charges 1.50% ..................            --             --          0.835             --             --
      Separate Account Charges 1.55% ..................            --             --          0.834             --             --
      Separate Account Charges 1.60% ..................            --             --          0.833             --             --
      Separate Account Charges 1.65% ..................            --             --          1.272             --             --
      Separate Account Charges 1.70% ..................            --             --          1.472             --             --
      Separate Account Charges 1.75% ..................        58,073             --          0.829         48,153             --
      Separate Account Charges 1.80% ..................            --             --          1.469             --             --
      Separate Account Charges 1.85% ..................       768,481             --          0.827        635,455             --
      Separate Account Charges 1.90% ..................            --             --          1.466             --             --
      Separate Account Charges 1.95% ..................            --             --          1.465             --             --
      Separate Account Charges 2.00% ..................            --             --          1.463             --             --
      Separate Account Charges 2.05% ..................        33,092             --          0.822         27,213             --
      Separate Account Charges 2.10% ..................            --             --          1.264             --             --
      Separate Account Charges 2.15% ..................        74,203             --          1.459        108,260             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
The Travelers Series Trust (continued)
   MFS Mid Cap Growth Portfolio (continued)
      Separate Account Charges 2.20% ..................            --             --   $      1.263   $         --   $         --
      Separate Account Charges 2.25% ..................       309,694             --          1.456        450,918             --
      Separate Account Charges 2.35% ..................            --             --          1.260             --             --
      Separate Account Charges 2.40% ..................            --             --          1.259             --             --
      Separate Account Charges 2.45% ..................        15,948             --          1.450         23,125             --
      Separate Account Charges 2.55% ..................            --             --          1.072             --             --
      Separate Account Charges 2.60% ..................            --             --          1.256             --             --
      Separate Account Charges 2.65% ..................            --             --          1.255             --             --
   MFS Value Portfolio
      Separate Account Charges 1.30% ..................            --             --          1.123             --             --
      Separate Account Charges 1.40% ..................            --             --          1.122             --             --
      Separate Account Charges 1.50% ..................            --             --          1.121             --             --
      Separate Account Charges 1.55% ..................            --             --          1.121             --             --
      Separate Account Charges 1.60% ..................            --             --          1.121             --             --
      Separate Account Charges 1.65% ..................            --             --          1.120             --             --
      Separate Account Charges 1.70% ..................        38,581             --          1.120         43,208             --
      Separate Account Charges 1.75% ..................        21,044             --          1.120         23,560             --
      Separate Account Charges 1.80% ..................        33,798             --          1.119         37,826             --
      Separate Account Charges 1.85% ..................            --             --          1.119             --             --
      Separate Account Charges 1.90% ..................            --             --          1.118             --             --
      Separate Account Charges 1.95% ..................        22,795             --          1.118         25,487             --
      Separate Account Charges 2.00% ..................            --             --          1.118             --             --
      Separate Account Charges 2.05% ..................        14,572             --          1.117         16,281             --
      Separate Account Charges 2.10% ..................            --             --          1.117             --             --
      Separate Account Charges 2.15% ..................        15,762             --          1.117         17,600             --
      Separate Account Charges 2.20% ..................            --             --          1.116             --             --
      Separate Account Charges 2.25% ..................        53,025             --          1.116         59,169             --
      Separate Account Charges 2.35% ..................           233             --          1.115            260             --
      Separate Account Charges 2.40% ..................            --             --          1.115             --             --
      Separate Account Charges 2.45% ..................         8,026             --          1.114          8,944             --
      Separate Account Charges 2.55% ..................            --             --          1.125             --             --
      Separate Account Charges 2.60% ..................            --             --          1.113             --             --
      Separate Account Charges 2.65% ..................            --             --          1.113             --             --
   Pioneer Fund Portfolio
      Separate Account Charges 1.30% ..................        29,247             --          1.336         39,066             --
      Separate Account Charges 1.40% ..................        12,705             --          1.333         16,942             --
      Separate Account Charges 1.50% ..................        38,807             --          1.331         51,663             --
      Separate Account Charges 1.55% ..................            --             --          1.330             --             --
      Separate Account Charges 1.60% ..................            --             --          1.329             --             --
      Separate Account Charges 1.65% ..................            --             --          1.234             --             --
      Separate Account Charges 1.70% ..................        67,142             --          1.327         89,086             --
      Separate Account Charges 1.75% ..................        16,831             --          1.326         22,314             --
      Separate Account Charges 1.80% ..................       233,448             --          1.325        309,231             --
      Separate Account Charges 1.85% ..................        30,145             --          1.324         39,898             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
The Travelers Series Trust (continued)
   Pioneer Fund Portfolio (continued)
      Separate Account Charges 1.90% ..................        39,313             --   $      1.322   $     51,988   $         --
      Separate Account Charges 1.95% ..................         5,930             --          1.321          7,835             --
      Separate Account Charges 2.00% ..................            --             --          1.320             --             --
      Separate Account Charges 2.05% ..................         3,681             --          1.319          4,856             --
      Separate Account Charges 2.10% ..................            --             --          1.226             --             --
      Separate Account Charges 2.15% ..................         7,877             --          1.317         10,373             --
      Separate Account Charges 2.20% ..................           164             --          1.225            200             --
      Separate Account Charges 2.25% ..................       411,090             --          1.315        540,476             --
      Separate Account Charges 2.35% ..................            --             --          1.222             --             --
      Separate Account Charges 2.40% ..................            --             --          1.221             --             --
      Separate Account Charges 2.45% ..................       109,780             --          1.310        143,851             --
      Separate Account Charges 2.55% ..................            --             --          1.092             --             --
      Separate Account Charges 2.60% ..................            --             --          1.218             --             --
      Separate Account Charges 2.65% ..................            --             --          1.217             --             --
   Travelers Quality Bond Portfolio
      Separate Account Charges 1.30% ..................            --             --          1.141             --             --
      Separate Account Charges 1.40% ..................            --             --          1.138             --             --
      Separate Account Charges 1.50% ..................            --             --          1.135             --             --
      Separate Account Charges 1.55% ..................            --             --          1.133             --             --
      Separate Account Charges 1.60% ..................            --             --          1.132             --             --
      Separate Account Charges 1.65% ..................            --             --          1.042             --             --
      Separate Account Charges 1.70% ..................            --             --          1.083             --             --
      Separate Account Charges 1.75% ..................       243,250             --          1.127        274,134             --
      Separate Account Charges 1.80% ..................            --             --          1.081             --             --
      Separate Account Charges 1.85% ..................     1,333,327             --          1.124      1,498,459             --
      Separate Account Charges 1.90% ..................            --             --          1.079             --             --
      Separate Account Charges 1.95% ..................         8,276             --          1.078          8,919             --
      Separate Account Charges 2.00% ..................            --             --          1.077             --             --
      Separate Account Charges 2.05% ..................        69,611             --          1.118         77,802             --
      Separate Account Charges 2.10% ..................            --             --          1.036             --             --
      Separate Account Charges 2.15% ..................       131,231             --          1.073        140,852             --
      Separate Account Charges 2.20% ..................            --             --          1.034             --             --
      Separate Account Charges 2.25% ..................       831,527             --          1.071        890,671             --
      Separate Account Charges 2.35% ..................           743             --          1.032            767             --
      Separate Account Charges 2.40% ..................            --             --          1.031             --             --
      Separate Account Charges 2.45% ..................        79,084             --          1.067         84,365             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
The Travelers Series Trust (continued)
   Travelers Quality Bond Portfolio (continued)
      Separate Account Charges 2.55% ..................            --             --   $      1.031   $         --   $         --
      Separate Account Charges 2.60% ..................            --             --          1.029             --             --
      Separate Account Charges 2.65% ..................           504             --          1.028            518             --
   U.S. Government Securities Portfolio
      Separate Account Charges 1.30% ..................            --             --          1.053             --             --
      Separate Account Charges 1.40% ..................            --             --          1.052             --             --
      Separate Account Charges 1.50% ..................            --             --          1.052             --             --
      Separate Account Charges 1.55% ..................            --             --          1.051             --             --
      Separate Account Charges 1.60% ..................            --             --          1.051             --             --
      Separate Account Charges 1.65% ..................            --             --          1.051             --             --
      Separate Account Charges 1.70% ..................            --             --          1.050             --             --
      Separate Account Charges 1.75% ..................         4,241             --          1.050          4,452             --
      Separate Account Charges 1.80% ..................            --             --          1.050             --             --
      Separate Account Charges 1.85% ..................            --             --          1.049             --             --
      Separate Account Charges 1.90% ..................            --             --          1.049             --             --
      Separate Account Charges 1.95% ..................            --             --          1.049             --             --
      Separate Account Charges 2.00% ..................            --             --          1.048             --             --
      Separate Account Charges 2.05% ..................            --             --          1.048             --             --
      Separate Account Charges 2.10% ..................            --             --          1.047             --             --
      Separate Account Charges 2.15% ..................         9,729             --          1.047         10,187             --
      Separate Account Charges 2.20% ..................            --             --          1.047             --             --
      Separate Account Charges 2.25% ..................            --             --          1.046             --             --
      Separate Account Charges 2.35% ..................            --             --          1.046             --             --
      Separate Account Charges 2.40% ..................            --             --          1.045             --             --
      Separate Account Charges 2.45% ..................        17,656             --          1.045         18,452             --
      Separate Account Charges 2.55% ..................           242             --          1.071            260             --
      Separate Account Charges 2.60% ..................            --             --          1.044             --             --
      Separate Account Charges 2.65% ..................            --             --          1.044             --             --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio
      Separate Account Charges 1.30% ..................       576,619             --          0.872        502,641             --
      Separate Account Charges 1.40% ..................     2,370,045             --          0.869      2,058,409             --
      Separate Account Charges 1.50% ..................        33,843             --          0.885         29,960             --
      Separate Account Charges 1.55% ..................       115,641             --          0.864         99,885             --
      Separate Account Charges 1.60% ..................            --             --          0.882             --             --
      Separate Account Charges 1.65% ..................         9,975             --          1.193         11,896             --
      Separate Account Charges 1.70% ..................        37,900             --          1.287         48,786             --
      Separate Account Charges 1.75% ..................         7,395             --          0.877          6,489             --
      Separate Account Charges 1.80% ..................        67,248             --          1.285         86,386             --
      Separate Account Charges 1.85% ..................       595,498             --          1.196        712,462             --
      Separate Account Charges 1.90% ..................        19,245             --          1.282         24,671             --
      Separate Account Charges 1.95% ..................        20,979             --          1.281         26,867             --
      Separate Account Charges 2.00% ..................         5,199             --          1.279          6,651             --
      Separate Account Charges 2.05% ..................       101,154             --          1.189        120,234             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Travelers Series Fund Inc. (continued)
   AIM Capital Appreciation Portfolio (continued)
      Separate Account Charges 2.10% ..................            --             --   $      1.185   $         --   $         --
      Separate Account Charges 2.15% ..................        41,960             --          1.275         53,518             --
      Separate Account Charges 2.20% ..................            --             --          1.184             --             --
      Separate Account Charges 2.25% ..................       440,506             --          1.273        560,700             --
      Separate Account Charges 2.35% ..................            --             --          1.181             --             --
      Separate Account Charges 2.40% ..................            --             --          1.180             --             --
      Separate Account Charges 2.45% ..................        90,190             --          1.268        114,332             --
      Separate Account Charges 2.55% ..................            --             --          1.053             --             --
      Separate Account Charges 2.60% ..................           790             --          1.177            930             --
      Separate Account Charges 2.65% ..................            --             --          1.176             --             --
   MFS Total Return Portfolio
      Separate Account Charges 1.30% ..................     6,935,849             --          1.343      9,317,647             --
      Separate Account Charges 1.40% ..................     5,740,656             --          1.337      7,672,863             --
      Separate Account Charges 1.50% ..................       379,696             --          1.147        435,394             --
      Separate Account Charges 1.55% ..................     2,459,645             --          1.326      3,262,459             --
      Separate Account Charges 1.60% ..................       100,543             --          1.143        114,881             --
      Separate Account Charges 1.65% ..................        15,424             --          1.185         18,270             --
      Separate Account Charges 1.70% ..................     3,726,017             --          1.238      4,612,001             --
      Separate Account Charges 1.75% ..................       406,698             --          1.137        462,244             --
      Separate Account Charges 1.80% ..................     2,697,139             --          1.235      3,331,710             --
      Separate Account Charges 1.85% ..................    10,625,368             --          1.258     13,366,257             --
      Separate Account Charges 1.90% ..................       931,876             --          1.233      1,148,768             --
      Separate Account Charges 1.95% ..................       143,268             --          1.231        176,433             --
      Separate Account Charges 2.00% ..................        79,465             --          1.230         97,760             --
      Separate Account Charges 2.05% ..................     2,980,414             --          1.250      3,724,845             --
      Separate Account Charges 2.10% ..................       104,798             --          1.177        123,365             --
      Separate Account Charges 2.15% ..................     1,265,778             --          1.226      1,552,459             --
      Separate Account Charges 2.20% ..................            --             --          1.176             --             --
      Separate Account Charges 2.25% ..................    13,582,482             --          1.224     16,624,500             --
      Separate Account Charges 2.35% ..................            --             --          1.173             --             --
      Separate Account Charges 2.40% ..................       271,246             --          1.172        317,973             --
      Separate Account Charges 2.45% ..................     1,534,701             --          1.219      1,870,784             --
      Separate Account Charges 2.55% ..................           983             --          1.095          1,076             --
      Separate Account Charges 2.60% ..................       154,091             --          1.169        180,134             --
      Separate Account Charges 2.65% ..................         9,726             --          1.168         11,362             --
   Pioneer Strategic Income Portfolio
      Separate Account Charges 1.30% ..................         4,688             --          1.096          5,139             --
      Separate Account Charges 1.40% ..................        10,501             --          1.096         11,504             --
      Separate Account Charges 1.50% ..................         3,736             --          1.095          4,090             --
      Separate Account Charges 1.55% ..................            --             --          1.094             --             --
      Separate Account Charges 1.60% ..................            --             --          1.094             --             --
      Separate Account Charges 1.65% ..................            --             --          1.094             --             --
      Separate Account Charges 1.70% ..................         9,154             --          1.093         10,009             --
      Separate Account Charges 1.75% ..................         2,053             --          1.093          2,244             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Travelers Series Fund Inc. (continued)
   Pioneer Strategic Income Portfolio (continued)
      Separate Account Charges 1.80% ..................        26,810             --   $      1.093   $     29,295   $         --
      Separate Account Charges 1.85% ..................         7,354             --          1.092          8,033             --
      Separate Account Charges 1.90% ..................        20,981             --          1.092         22,910             --
      Separate Account Charges 1.95% ..................            --             --          1.092             --             --
      Separate Account Charges 2.00% ..................            --             --          1.091             --             --
      Separate Account Charges 2.05% ..................         7,038             --          1.091          7,678             --
      Separate Account Charges 2.10% ..................            --             --          1.091             --             --
      Separate Account Charges 2.15% ..................        52,796             --          1.090         57,555             --
      Separate Account Charges 2.20% ..................            --             --          1.090             --             --
      Separate Account Charges 2.25% ..................        89,760             --          1.089         97,787             --
      Separate Account Charges 2.35% ..................            --             --          1.089             --             --
      Separate Account Charges 2.40% ..................            --             --          1.088             --             --
      Separate Account Charges 2.45% ..................        24,688             --          1.088         26,860             --
      Separate Account Charges 2.55% ..................            --             --          1.103             --             --
      Separate Account Charges 2.60% ..................            --             --          1.087             --             --
      Separate Account Charges 2.65% ..................            --             --          1.087             --             --
   SB Adjustable Rate Income Portfolio - Class I Shares            --
      Separate Account Charges 1.30% ..................       208,879             --          0.998        208,503             --
      Separate Account Charges 1.40% ..................     1,239,228             --          0.997      1,235,435             --
      Separate Account Charges 1.50% ..................       138,011             --          0.996        137,402             --
      Separate Account Charges 1.55% ..................            --             --          0.995             --             --
      Separate Account Charges 1.60% ..................            --             --          0.994             --             --
      Separate Account Charges 1.65% ..................        31,456             --          0.994         31,257             --
      Separate Account Charges 1.70% ..................       214,266             --          0.993        212,782             --
      Separate Account Charges 1.75% ..................       139,310             --          0.992        138,248             --
      Separate Account Charges 1.80% ..................       644,827             --          0.992        639,511             --
      Separate Account Charges 1.85% ..................       429,944             --          0.991        426,136             --
      Separate Account Charges 1.90% ..................        65,836             --          0.990         65,209             --
      Separate Account Charges 1.95% ..................            --             --          0.990             --             --
      Separate Account Charges 2.00% ..................         6,368             --          0.989          6,299             --
      Separate Account Charges 2.05% ..................        19,753             --          0.989         19,527             --
      Separate Account Charges 2.10% ..................        31,864             --          0.988         31,479             --
      Separate Account Charges 2.15% ..................       334,352             --          0.987        330,097             --
      Separate Account Charges 2.20% ..................            --             --          0.987             --             --
      Separate Account Charges 2.25% ..................     1,044,555             --          0.986      1,029,924             --
      Separate Account Charges 2.35% ..................        21,345             --          0.985         21,020             --
      Separate Account Charges 2.40% ..................         2,307             --          0.984          2,270             --
      Separate Account Charges 2.45% ..................       302,874             --          0.983        297,860             --
      Separate Account Charges 2.55% ..................            --             --          0.997             --             --
      Separate Account Charges 2.60% ..................        63,731             --          0.982         62,555             --
      Separate Account Charges 2.65% ..................            --             --          0.981             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Travelers Series Fund Inc. (continued)
   Smith Barney Aggressive Growth Portfolio
      Separate Account Charges 1.30% ..................     6,696,820          6,667   $      1.254   $  8,396,504   $      8,359
      Separate Account Charges 1.40% ..................     8,349,729             --          1.247     10,414,899             --
      Separate Account Charges 1.50% ..................       717,090             --          0.870        623,820             --
      Separate Account Charges 1.55% ..................     2,997,390             --          1.238      3,709,932             --
      Separate Account Charges 1.60% ..................       246,654             --          0.867        213,812             --
      Separate Account Charges 1.65% ..................        33,095             --          1.230         40,721             --
      Separate Account Charges 1.70% ..................     2,681,083             --          1.359      3,644,708             --
      Separate Account Charges 1.75% ..................       208,538             --          0.862        179,808             --
      Separate Account Charges 1.80% ..................     3,283,811             --          1.357      4,455,004             --
      Separate Account Charges 1.85% ..................     6,336,022             --          1.143      7,242,839             --
      Separate Account Charges 1.90% ..................     1,291,834             --          1.354      1,749,009             --
      Separate Account Charges 1.95% ..................       120,515             --          1.353        162,998             --
      Separate Account Charges 2.00% ..................        19,569             --          1.351         26,440             --
      Separate Account Charges 2.05% ..................     2,791,114             --          1.136      3,169,740             --
      Separate Account Charges 2.10% ..................        54,911             --          1.223         67,143             --
      Separate Account Charges 2.15% ..................            --             --          1.347             --             --
      Separate Account Charges 2.20% ..................        40,605             --          1.221         49,581             --
      Separate Account Charges 2.25% ..................    13,826,693             --          1.344     18,586,597             --
      Separate Account Charges 2.35% ..................        19,728             --          1.219         24,039             --
      Separate Account Charges 2.40% ..................       152,426             --          1.218        185,605             --
      Separate Account Charges 2.45% ..................       755,310             --          1.339      1,011,193             --
      Separate Account Charges 2.55% ..................            --             --          1.065             --             --
      Separate Account Charges 2.60% ..................        81,543             --          1.214         99,018             --
      Separate Account Charges 2.65% ..................            --             --          1.213             --             --
   Smith Barney High Income Portfolio
      Separate Account Charges 1.30% ..................     2,334,370             --          1.148      2,680,838             --
      Separate Account Charges 1.40% ..................     1,909,111             --          1.143      2,181,268             --
      Separate Account Charges 1.50% ..................       108,477             --          1.215        131,773             --
      Separate Account Charges 1.55% ..................     1,294,866             --          1.134      1,468,144             --
      Separate Account Charges 1.60% ..................        31,890             --          1.210         38,600             --
      Separate Account Charges 1.65% ..................         1,456             --          1.198          1,745             --
      Separate Account Charges 1.70% ..................     1,350,377             --          1.372      1,852,109             --
      Separate Account Charges 1.75% ..................       106,086             --          1.204        127,728             --
      Separate Account Charges 1.80% ..................     1,662,110             --          1.369      2,275,012             --
      Separate Account Charges 1.85% ..................     2,626,527             --          1.337      3,512,969             --
      Separate Account Charges 1.90% ..................       271,125             --          1.366        370,349             --
      Separate Account Charges 1.95% ..................        72,378             --          1.365         98,764             --
      Separate Account Charges 2.00% ..................         3,212             --          1.363          4,379             --
      Separate Account Charges 2.05% ..................       808,876             --          1.329      1,074,833             --
      Separate Account Charges 2.10% ..................        43,116             --          1.191         51,352             --
      Separate Account Charges 2.15% ..................        10,296             --          1.359         13,993             --
      Separate Account Charges 2.20% ..................           167             --          1.189            199             --
      Separate Account Charges 2.25% ..................     7,788,209             --          1.356     10,562,568             --
      Separate Account Charges 2.35% ..................            --             --          1.187             --             --
      Separate Account Charges 2.40% ..................        78,890             --          1.186         93,570             --
      Separate Account Charges 2.45% ..................       594,031             --          1.351        802,367             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Travelers Series Fund Inc. (continued)
   Smith Barney High Income Portfolio (continued)
      Separate Account Charges 2.55% ..................            --             --   $      1.083   $         --   $         --
      Separate Account Charges 2.60% ..................        67,955             --          1.183         80,376             --
      Separate Account Charges 2.65% ..................            --             --          1.182             --             --
   Smith Barney International All Cap Growth Portfolio
      Separate Account Charges 1.30% ..................     1,842,647             --          0.662      1,219,745             --
      Separate Account Charges 1.40% ..................       957,103             --          0.659        630,338             --
      Separate Account Charges 1.50% ..................            --             --          0.883             --             --
      Separate Account Charges 1.55% ..................       321,069             --          0.654        209,828             --
      Separate Account Charges 1.60% ..................            --             --          0.880             --             --
      Separate Account Charges 1.65% ..................            --             --          1.363             --             --
      Separate Account Charges 1.70% ..................         9,395             --          1.432         13,449             --
      Separate Account Charges 1.75% ..................            --             --          0.876             --             --
      Separate Account Charges 1.80% ..................        11,630             --          1.429         16,614             --
      Separate Account Charges 1.85% ..................       311,483             --          1.234        384,502             --
      Separate Account Charges 1.90% ..................            --             --          1.426             --             --
      Separate Account Charges 1.95% ..................        27,987             --          1.424         39,859             --
      Separate Account Charges 2.00% ..................            --             --          1.423             --             --
      Separate Account Charges 2.05% ..................         3,856             --          1.226          4,729             --
      Separate Account Charges 2.10% ..................            --             --          1.354             --             --
      Separate Account Charges 2.15% ..................            --             --          1.418             --             --
      Separate Account Charges 2.20% ..................            --             --          1.353             --             --
      Separate Account Charges 2.25% ..................       135,869             --          1.416        192,328             --
      Separate Account Charges 2.35% ..................            --             --          1.350             --             --
      Separate Account Charges 2.40% ..................            --             --          1.349             --             --
      Separate Account Charges 2.45% ..................        17,488             --          1.410         24,654             --
      Separate Account Charges 2.55% ..................            --             --          1.154             --             --
      Separate Account Charges 2.60% ..................            --             --          1.345             --             --
      Separate Account Charges 2.65% ..................            --             --          1.344             --             --
   Smith Barney Large Cap Value Portfolio
      Separate Account Charges 1.30% ..................     2,741,825             --          0.988      2,708,119             --
      Separate Account Charges 1.40% ..................     2,344,989             --          0.983      2,304,340             --
      Separate Account Charges 1.50% ..................        17,876             --          0.914         16,332             --
      Separate Account Charges 1.55% ..................     1,245,130             --          0.975      1,214,175             --
      Separate Account Charges 1.60% ..................        28,354             --          0.910         25,812             --
      Separate Account Charges 1.65% ..................            --             --          1.250             --             --
      Separate Account Charges 1.70% ..................        65,366             --          1.322         86,445             --
      Separate Account Charges 1.75% ..................       222,787             --          0.906        201,736             --
      Separate Account Charges 1.80% ..................        99,440             --          1.320        131,238             --
      Separate Account Charges 1.85% ..................     1,389,777             --          1.097      1,524,091             --
      Separate Account Charges 1.90% ..................            --             --          1.317             --             --
      Separate Account Charges 1.95% ..................        73,060             --          1.316         96,128             --
      Separate Account Charges 2.00% ..................            --             --          1.314             --             --
      Separate Account Charges 2.05% ..................       291,380             --          1.090        317,461             --
      Separate Account Charges 2.10% ..................            --             --          1.242             --             --
      Separate Account Charges 2.15% ..................            --             --          1.310             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Travelers Series Fund Inc. (continued)
   Smith Barney Large Cap Value Portfolio (continued)
      Separate Account Charges 2.20% ..................            --             --   $      1.241   $         --   $         --
      Separate Account Charges 2.25% ..................       191,036             --          1.308        249,818             --
      Separate Account Charges 2.35% ..................            --             --          1.238             --             --
      Separate Account Charges 2.40% ..................            --             --          1.237             --             --
      Separate Account Charges 2.45% ..................        10,808             --          1.302         14,076             --
      Separate Account Charges 2.55% ..................            --             --          1.080             --             --
      Separate Account Charges 2.60% ..................            --             --          1.234             --             --
      Separate Account Charges 2.65% ..................            --             --          1.233             --             --
   Smith Barney Large Capitalization Growth Portfolio
      Separate Account Charges 1.30% ..................     5,908,117             --          0.926      5,472,982             --
      Separate Account Charges 1.40% ..................     4,779,482             --          0.922      4,404,736             --
      Separate Account Charges 1.50% ..................       234,157             --          0.984        230,315             --
      Separate Account Charges 1.55% ..................     2,446,179             --          0.914      2,236,930             --
      Separate Account Charges 1.60% ..................        80,922             --          0.980         79,312             --
      Separate Account Charges 1.65% ..................            --             --          1.156             --             --
      Separate Account Charges 1.70% ..................       692,951             --          1.354        938,570             --
      Separate Account Charges 1.75% ..................       338,783             --          0.975        330,280             --
      Separate Account Charges 1.80% ..................       946,838             --          1.352      1,279,826             --
      Separate Account Charges 1.85% ..................     1,826,099             --          1.245      2,273,750             --
      Separate Account Charges 1.90% ..................       280,610             --          1.349        378,520             --
      Separate Account Charges 1.95% ..................       111,962             --          1.348        150,873             --
      Separate Account Charges 2.00% ..................         3,198             --          1.346          4,305             --
      Separate Account Charges 2.05% ..................       714,870             --          1.237        884,323             --
      Separate Account Charges 2.10% ..................        46,877             --          1.148         53,830             --
      Separate Account Charges 2.15% ..................            --             --          1.342             --             --
      Separate Account Charges 2.20% ..................            --             --          1.147             --             --
      Separate Account Charges 2.25% ..................     6,645,934             --          1.339      8,901,016             --
      Separate Account Charges 2.35% ..................        17,873             --          1.144         20,454             --
      Separate Account Charges 2.40% ..................        89,014             --          1.144        101,793             --
      Separate Account Charges 2.45% ..................       450,163             --          1.334        600,465             --
      Separate Account Charges 2.55% ..................            --             --          0.989             --             --
      Separate Account Charges 2.60% ..................        24,720             --          1.140         28,190             --
      Separate Account Charges 2.65% ..................            --             --          1.140             --             --
   Smith Barney Mid Cap Core Portfolio
      Separate Account Charges 1.30% ..................     2,537,618          3,584          1.351      3,427,082          4,840
      Separate Account Charges 1.40% ..................     1,938,516             --          1.344      2,604,533             --
      Separate Account Charges 1.50% ..................        26,557             --          1.029         27,326             --
      Separate Account Charges 1.55% ..................       892,391             --          1.333      1,189,727             --
      Separate Account Charges 1.60% ..................       110,029             --          1.025        112,811             --
      Separate Account Charges 1.65% ..................            --             --          1.260             --             --
      Separate Account Charges 1.70% ..................       594,928             --          1.353        804,892             --
      Separate Account Charges 1.75% ..................        83,823             --          1.020         85,484             --
      Separate Account Charges 1.80% ..................     1,033,509             --          1.350      1,395,413             --
      Separate Account Charges 1.85% ..................     1,428,209             --          1.352      1,930,470             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Travelers Series Fund Inc. (continued)
   Smith Barney Mid Cap Core Portfolio (continued)
      Separate Account Charges 1.90% ..................       184,684             --   $      1.347   $    248,843   $         --
      Separate Account Charges 1.95% ..................        51,994             --          1.346         69,986             --
      Separate Account Charges 2.00% ..................        35,115             --          1.345         47,218             --
      Separate Account Charges 2.05% ..................       503,915             --          1.343        676,684             --
      Separate Account Charges 2.10% ..................        23,009             --          1.252         28,818             --
      Separate Account Charges 2.15% ..................        19,016             --          1.341         25,492             --
      Separate Account Charges 2.20% ..................         6,147             --          1.251          7,688             --
      Separate Account Charges 2.25% ..................     2,431,535             --          1.338      3,252,946             --
      Separate Account Charges 2.35% ..................            --             --          1.248             --             --
      Separate Account Charges 2.40% ..................        24,204             --          1.247         30,189             --
      Separate Account Charges 2.45% ..................       382,768             --          1.332        509,983             --
      Separate Account Charges 2.55% ..................            --             --          1.093             --             --
      Separate Account Charges 2.60% ..................            --             --          1.244             --             --
      Separate Account Charges 2.65% ..................            --             --          1.243             --             --
   Smith Barney Money Market Portfolio
      Separate Account Charges 1.30% ..................     4,027,154             --          1.066      4,293,199             --
      Separate Account Charges 1.40% ..................     2,813,069             --          1.060      2,983,427             --
      Separate Account Charges 1.50% ..................        27,330             --          0.990         27,051             --
      Separate Account Charges 1.55% ..................       698,187             --          1.052        734,787             --
      Separate Account Charges 1.60% ..................        76,214             --          0.986         75,163             --
      Separate Account Charges 1.65% ..................        11,307             --          0.988         11,174             --
      Separate Account Charges 1.70% ..................       554,324             --          0.981        543,947             --
      Separate Account Charges 1.75% ..................       198,429             --          0.981        194,649             --
      Separate Account Charges 1.80% ..................       336,172             --          0.979        329,213             --
      Separate Account Charges 1.85% ..................     2,990,206             --          0.973      2,910,846             --
      Separate Account Charges 1.90% ..................       583,268             --          0.977        570,008             --
      Separate Account Charges 1.95% ..................        91,329             --          0.976         89,164             --
      Separate Account Charges 2.00% ..................        12,874             --          0.975         12,556             --
      Separate Account Charges 2.05% ..................       499,541             --          0.967        483,111             --
      Separate Account Charges 2.10% ..................            --             --          0.982             --             --
      Separate Account Charges 2.15% ..................        24,852             --          0.972         24,163             --
      Separate Account Charges 2.20% ..................            --             --          0.981             --             --
      Separate Account Charges 2.25% ..................     4,211,420             --          0.970      4,086,340             --
      Separate Account Charges 2.35% ..................            --             --          0.978             --             --
      Separate Account Charges 2.40% ..................        13,129             --          0.978         12,838             --
      Separate Account Charges 2.45% ..................       451,070             --          0.966        435,888             --
      Separate Account Charges 2.55% ..................            --             --          0.992             --             --
      Separate Account Charges 2.60% ..................            --             --          0.975             --             --
      Separate Account Charges 2.65% ..................            --             --          0.974             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Travelers Series Fund Inc. (continued)
   Strategic Equity Portfolio
      Separate Account Charges 1.30% ..................     4,739,501             --   $      0.729   $  3,456,953   $         --
      Separate Account Charges 1.40% ..................     2,426,868             --          0.726      1,761,051             --
      Separate Account Charges 1.50% ..................        45,959             --          0.789         36,258             --
      Separate Account Charges 1.55% ..................     1,323,337             --          0.720        952,898             --
      Separate Account Charges 1.60% ..................            --             --          0.786             --             --
      Separate Account Charges 1.65% ..................            --             --          1.213             --             --
      Separate Account Charges 1.70% ..................        64,556             --          1.369         88,392             --
      Separate Account Charges 1.75% ..................        51,790             --          0.782         40,494             --
      Separate Account Charges 1.80% ..................       192,631             --          1.366        263,217             --
      Separate Account Charges 1.85% ..................       840,779             --          1.054        886,249             --
      Separate Account Charges 1.90% ..................       183,914             --          1.364        250,796             --
      Separate Account Charges 1.95% ..................         8,608             --          1.362         11,726             --
      Separate Account Charges 2.00% ..................        22,637             --          1.361         30,807             --
      Separate Account Charges 2.05% ..................       326,300             --          1.047        341,703             --
      Separate Account Charges 2.10% ..................            --             --          1.205             --             --
      Separate Account Charges 2.15% ..................        22,596             --          1.357         30,656             --
      Separate Account Charges 2.20% ..................            --             --          1.203             --             --
      Separate Account Charges 2.25% ..................       494,070             --          1.354        668,942             --
      Separate Account Charges 2.35% ..................            --             --          1.201             --             --
      Separate Account Charges 2.40% ..................            --             --          1.200             --             --
      Separate Account Charges 2.45% ..................        39,721             --          1.348         53,562             --
      Separate Account Charges 2.55% ..................            --             --          1.097             --             --
      Separate Account Charges 2.60% ..................         6,418             --          1.197          7,681             --
      Separate Account Charges 2.65% ..................            --             --          1.196             --             --
   Travelers Managed Income Portfolio
      Separate Account Charges 1.30% ..................     2,064,786             --          1.222      2,524,187             --
      Separate Account Charges 1.40% ..................     2,040,964             --          1.216      2,482,275             --
      Separate Account Charges 1.50% ..................        77,673             --          1.098         85,309             --
      Separate Account Charges 1.55% ..................       866,887             --          1.207      1,046,258             --
      Separate Account Charges 1.60% ..................        18,670             --          1.094         20,433             --
      Separate Account Charges 1.65% ..................         1,859             --          1.043          1,938             --
      Separate Account Charges 1.70% ..................       909,241             --          1.093        994,098             --
      Separate Account Charges 1.75% ..................        27,798             --          1.089         30,261             --
      Separate Account Charges 1.80% ..................     1,289,692             --          1.091      1,407,191             --
      Separate Account Charges 1.85% ..................     3,414,689             --          1.057      3,610,148             --
      Separate Account Charges 1.90% ..................       345,753             --          1.089        376,483             --
      Separate Account Charges 1.95% ..................       349,895             --          1.088        380,609             --
      Separate Account Charges 2.00% ..................         5,947             --          1.087          6,462             --
      Separate Account Charges 2.05% ..................       997,824             --          1.050      1,048,077             --
      Separate Account Charges 2.10% ..................         5,115             --          1.036          5,301             --
      Separate Account Charges 2.15% ..................        53,668             --          1.083         58,141             --
      Separate Account Charges 2.20% ..................        20,698             --          1.035         21,421             --
      Separate Account Charges 2.25% ..................     4,402,977             --          1.081      4,760,247             --
      Separate Account Charges 2.35% ..................        23,953             --          1.033         24,737             --
      Separate Account Charges 2.40% ..................       224,013             --          1.032        231,190             --
      Separate Account Charges 2.45% ..................       953,896             --          1.077      1,027,090             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Travelers Series Fund Inc. (continued)
   Travelers Managed Income Portfolio (continued)
      Separate Account Charges 2.55% ..................            --             --   $      1.028   $         --   $         --
      Separate Account Charges 2.60% ..................            --             --          1.029             --             --
      Separate Account Charges 2.65% ..................            --             --          1.028             --             --
   Van Kampen Enterprise Portfolio
      Separate Account Charges 1.30% ..................     1,374,668             --          0.664        913,439             --
      Separate Account Charges 1.40% ..................       790,635             --          0.661        522,642             --
      Separate Account Charges 1.50% ..................         1,758             --          0.814          1,430             --
      Separate Account Charges 1.55% ..................       621,295             --          0.656        407,560             --
      Separate Account Charges 1.60% ..................            --             --          0.811             --             --
      Separate Account Charges 1.65% ..................            --             --          1.155             --             --
      Separate Account Charges 1.70% ..................        70,910             --          1.219         86,409             --
      Separate Account Charges 1.75% ..................         2,256             --          0.807          1,819             --
      Separate Account Charges 1.80% ..................        69,397             --          1.216         84,395             --
      Separate Account Charges 1.85% ..................       216,807             --          1.041        225,697             --
      Separate Account Charges 1.90% ..................            --             --          1.214             --             --
      Separate Account Charges 1.95% ..................            --             --          1.212             --             --
      Separate Account Charges 2.00% ..................            --             --          1.211             --             --
      Separate Account Charges 2.05% ..................        98,221             --          1.034        101,583             --
      Separate Account Charges 2.10% ..................            --             --          1.148             --             --
      Separate Account Charges 2.15% ..................            --             --          1.207             --             --
      Separate Account Charges 2.20% ..................            --             --          1.146             --             --
      Separate Account Charges 2.25% ..................       112,791             --          1.205        135,912             --
      Separate Account Charges 2.35% ..................            --             --          1.144             --             --
      Separate Account Charges 2.40% ..................        32,748             --          1.143         37,431             --
      Separate Account Charges 2.45% ..................        11,065             --          1.200         13,279             --
      Separate Account Charges 2.55% ..................            --             --          1.035             --             --
      Separate Account Charges 2.60% ..................            --             --          1.140             --             --
      Separate Account Charges 2.65% ..................            --             --          1.139             --             --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares
      Separate Account Charges 1.30% ..................            --             --          1.150             --             --
      Separate Account Charges 1.40% ..................            --             --          1.147             --             --
      Separate Account Charges 1.50% ..................            --             --          1.144             --             --
      Separate Account Charges 1.55% ..................            --             --          1.143             --             --
      Separate Account Charges 1.60% ..................            --             --          1.141             --             --
      Separate Account Charges 1.65% ..................            --             --          1.314             --             --
      Separate Account Charges 1.70% ..................            --             --          1.447             --             --
      Separate Account Charges 1.75% ..................        29,215             --          1.136         33,196             --
      Separate Account Charges 1.80% ..................            --             --          1.444             --             --
      Separate Account Charges 1.85% ..................     1,107,608             --          1.133      1,255,054             --
      Separate Account Charges 1.90% ..................            --             --          1.441             --             --
      Separate Account Charges 1.95% ..................            --             --          1.439             --             --
      Separate Account Charges 2.00% ..................            --             --          1.438             --             --
      Separate Account Charges 2.05% ..................       367,381             --          1.127        413,989             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Van Kampen Life Investment Trust (continued)
   Comstock Portfolio - Class II Shares (continued)
      Separate Account Charges 2.10% ..................            --             --   $      1.306   $         --   $         --
      Separate Account Charges 2.15% ..................       405,923             --          1.433        581,870             --
      Separate Account Charges 2.20% ..................            --             --          1.304             --             --
      Separate Account Charges 2.25% ..................     1,602,089             --          1.431      2,291,838             --
      Separate Account Charges 2.35% ..................            --             --          1.302             --             --
      Separate Account Charges 2.40% ..................            --             --          1.301             --             --
      Separate Account Charges 2.45% ..................       201,061             --          1.425        286,452             --
      Separate Account Charges 2.55% ..................            --             --          1.130             --             --
      Separate Account Charges 2.60% ..................            --             --          1.297             --             --
      Separate Account Charges 2.65% ..................           445             --          1.296            576             --
   Emerging Growth Portfolio - Class I Shares
      Separate Account Charges 1.30% ..................     3,451,906             --          0.714      2,463,272             --
      Separate Account Charges 1.40% ..................     2,862,877             --          0.710      2,032,473             --
      Separate Account Charges 1.50% ..................        38,914             --          0.745         28,973             --
      Separate Account Charges 1.55% ..................     1,137,577             --          0.704        801,402             --
      Separate Account Charges 1.60% ..................        56,189             --          0.742         41,686             --
      Separate Account Charges 1.65% ..................           445             --          1.176            524             --
      Separate Account Charges 1.70% ..................       113,104             --          1.264        142,996             --
      Separate Account Charges 1.75% ..................        42,070             --          0.738         31,045             --
      Separate Account Charges 1.80% ..................       186,218             --          1.262        234,951             --
      Separate Account Charges 1.85% ..................       331,269             --          0.987        327,096             --
      Separate Account Charges 1.90% ..................        43,190             --          1.259         54,381             --
      Separate Account Charges 1.95% ..................         9,019             --          1.258         11,344             --
      Separate Account Charges 2.00% ..................            --             --          1.257             --             --
      Separate Account Charges 2.05% ..................       200,083             --          0.981        196,276             --
      Separate Account Charges 2.10% ..................         3,336             --          1.169          3,900             --
      Separate Account Charges 2.15% ..................            --             --          1.253             --             --
      Separate Account Charges 2.20% ..................        29,606             --          1.167         34,560             --
      Separate Account Charges 2.25% ..................       506,602             --          1.250        633,336             --
      Separate Account Charges 2.35% ..................            --             --          1.165             --             --
      Separate Account Charges 2.40% ..................         8,789             --          1.164         10,231             --
      Separate Account Charges 2.45% ..................       143,021             --          1.245        178,074             --
      Separate Account Charges 2.55% ..................            --             --          1.058             --             --
      Separate Account Charges 2.60% ..................        14,111             --          1.161         16,381             --
      Separate Account Charges 2.65% ..................            --             --          1.160             --             --
   Enterprise Portfolio - Class II Shares
      Separate Account Charges 1.30% ..................            --             --          0.923             --             --
      Separate Account Charges 1.40% ..................            --             --          0.921             --             --
      Separate Account Charges 1.50% ..................            --             --          0.918             --             --
      Separate Account Charges 1.55% ..................            --             --          0.917             --             --
      Separate Account Charges 1.60% ..................            --             --          0.916             --             --
      Separate Account Charges 1.65% ..................            --             --          1.158             --             --
      Separate Account Charges 1.70% ..................            --             --          1.218             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Van Kampen Life Investment Trust (continued)
   Enterprise Portfolio - Class II Shares (continued)
      Separate Account Charges 1.75% ..................            --             --   $      0.912   $         --   $         --
      Separate Account Charges 1.80% ..................            --             --          1.216             --             --
      Separate Account Charges 1.85% ..................        66,034             --          0.909         60,054             --
      Separate Account Charges 1.90% ..................            --             --          1.213             --             --
      Separate Account Charges 1.95% ..................            --             --          1.212             --             --
      Separate Account Charges 2.00% ..................            --             --          1.211             --             --
      Separate Account Charges 2.05% ..................         1,002             --          0.904            906             --
      Separate Account Charges 2.10% ..................            --             --          1.151             --             --
      Separate Account Charges 2.15% ..................         2,149             --          1.207          2,595             --
      Separate Account Charges 2.20% ..................            --             --          1.150             --             --
      Separate Account Charges 2.25% ..................        28,692             --          1.205         34,562             --
      Separate Account Charges 2.35% ..................            --             --          1.147             --             --
      Separate Account Charges 2.40% ..................            --             --          1.146             --             --
      Separate Account Charges 2.45% ..................            --             --          1.200             --             --
      Separate Account Charges 2.55% ..................            --             --          1.036             --             --
      Separate Account Charges 2.60% ..................            --             --          1.143             --             --
      Separate Account Charges 2.65% ..................            --             --          1.142             --             --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
      Separate Account Charges 1.30% ..................        75,649          4,601          1.110         83,954          5,106
      Separate Account Charges 1.40% ..................       424,074             --          1.106        468,921             --
      Separate Account Charges 1.50% ..................        20,115             --          1.093         21,978             --
      Separate Account Charges 1.55% ..................        60,942             --          1.100         67,017             --
      Separate Account Charges 1.60% ..................        23,540             --          1.089         25,629             --
      Separate Account Charges 1.65% ..................            --             --          1.406             --             --
      Separate Account Charges 1.70% ..................       380,202             --          1.546        587,905             --
      Separate Account Charges 1.75% ..................        15,552             --          1.083         16,842             --
      Separate Account Charges 1.80% ..................       379,908             --          1.543        586,251             --
      Separate Account Charges 1.85% ..................       853,139             --          1.403      1,196,871             --
      Separate Account Charges 1.90% ..................        41,271             --          1.540         63,557             --
      Separate Account Charges 1.95% ..................        24,165             --          1.538         37,176             --
      Separate Account Charges 2.00% ..................        27,733             --          1.537         42,622             --
      Separate Account Charges 2.05% ..................        78,805             --          1.394        109,834             --
      Separate Account Charges 2.10% ..................         1,478             --          1.397          2,066             --
      Separate Account Charges 2.15% ..................            --             --          1.532             --             --
      Separate Account Charges 2.20% ..................            --             --          1.395             --             --
      Separate Account Charges 2.25% ..................     1,431,234             --          1.529      2,188,405             --
      Separate Account Charges 2.35% ..................            --             --          1.393             --             --
      Separate Account Charges 2.40% ..................            --             --          1.392             --             --
      Separate Account Charges 2.45% ..................        66,918             --          1.523        101,903             --
      Separate Account Charges 2.55% ..................            --             --          1.168             --             --
      Separate Account Charges 2.60% ..................         3,347             --          1.388          4,645             --
      Separate Account Charges 2.65% ..................            --             --          1.387             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Variable Annuity Portfolios (continued)
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class
      Separate Account Charges 1.30% ..................     1,360,758             --   $      1.169   $  1,591,373   $         --
      Separate Account Charges 1.40% ..................     1,928,849             --          1.163      2,244,119             --
      Separate Account Charges 1.50% ..................        97,482             --          1.209        117,877             --
      Separate Account Charges 1.55% ..................       703,403             --          1.154        812,055             --
      Separate Account Charges 1.60% ..................        13,658             --          1.205         16,457             --
      Separate Account Charges 1.65% ..................            --             --          1.297             --             --
      Separate Account Charges 1.70% ..................       394,970             --          1.419        560,473             --
      Separate Account Charges 1.75% ..................        66,756             --          1.199         80,009             --
      Separate Account Charges 1.80% ..................       289,961             --          1.416        410,624             --
      Separate Account Charges 1.85% ..................       871,719             --          1.419      1,237,327             --
      Separate Account Charges 1.90% ..................        42,482             --          1.413         60,038             --
      Separate Account Charges 1.95% ..................        18,606             --          1.412         26,268             --
      Separate Account Charges 2.00% ..................         4,963             --          1.410          7,000             --
      Separate Account Charges 2.05% ..................       357,392             --          1.410        503,977             --
      Separate Account Charges 2.10% ..................            --             --          1.288             --             --
      Separate Account Charges 2.15% ..................         9,433             --          1.406         13,263             --
      Separate Account Charges 2.20% ..................            --             --          1.287             --             --
      Separate Account Charges 2.25% ..................     2,137,831             --          1.403      2,999,790             --
      Separate Account Charges 2.35% ..................            --             --          1.284             --             --
      Separate Account Charges 2.40% ..................        12,533             --          1.283         16,081             --
      Separate Account Charges 2.45% ..................       326,764             --          1.397        456,644             --
      Separate Account Charges 2.55% ..................            --             --          1.106             --             --
      Separate Account Charges 2.60% ..................        53,535             --          1.280         68,503             --
      Separate Account Charges 2.65% ..................            --             --          1.279             --             --
   Contrafund(R) Portfolio - Service Class 2
      Separate Account Charges 1.30% ..................            --             --          1.252             --             --
      Separate Account Charges 1.40% ..................            --             --          1.249             --             --
      Separate Account Charges 1.50% ..................            --             --          1.245             --             --
      Separate Account Charges 1.55% ..................            --             --          1.243             --             --
      Separate Account Charges 1.60% ..................            --             --          1.242             --             --
      Separate Account Charges 1.65% ..................            --             --          1.294             --             --
      Separate Account Charges 1.70% ..................            --             --          1.414             --             --
      Separate Account Charges 1.75% ..................       120,389             --          1.237        148,869             --
      Separate Account Charges 1.80% ..................            --             --          1.411             --             --
      Separate Account Charges 1.85% ..................       796,095             --          1.233        981,728             --
      Separate Account Charges 1.90% ..................            --             --          1.408             --             --
      Separate Account Charges 1.95% ..................            --             --          1.407             --             --
      Separate Account Charges 2.00% ..................            --             --          1.406             --             --
      Separate Account Charges 2.05% ..................       173,596             --          1.226        212,898             --
      Separate Account Charges 2.10% ..................            --             --          1.286             --             --
      Separate Account Charges 2.15% ..................       333,461             --          1.401        467,291             --
      Separate Account Charges 2.20% ..................            --             --          1.285             --             --
      Separate Account Charges 2.25% ..................       914,280             --          1.398      1,278,606             --
      Separate Account Charges 2.35% ..................         6,475             --          1.282          8,299             --
      Separate Account Charges 2.40% ..................            --             --          1.281             --             --

                                                                                     DECEMBER 31, 2004
                                                        --------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT        ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE        NET ASSETS      NET ASSETS
                                                        -------------- --------------  -------------  -------------  -------------
Variable Insurance Products Fund II (continued)
   Contrafund(R) Portfolio - Service Class 2 (continued)
      Separate Account Charges 2.45% ..................        56,482             --   $      1.393   $     78,667   $         --
      Separate Account Charges 2.55% ..................            --             --          1.106             --             --
      Separate Account Charges 2.60% ..................            --             --          1.277             --             --
      Separate Account Charges 2.65% ..................           447             --          1.276            571             --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service Class 2
      Separate Account Charges 1.30% ..................            --             --          1.069             --             --
      Separate Account Charges 1.40% ..................            --             --          1.066             --             --
      Separate Account Charges 1.50% ..................            --             --          1.063             --             --
      Separate Account Charges 1.55% ..................            --             --          1.061             --             --
      Separate Account Charges 1.60% ..................            --             --          1.060             --             --
      Separate Account Charges 1.65% ..................            --             --          1.103             --             --
      Separate Account Charges 1.70% ..................            --             --          1.166             --             --
      Separate Account Charges 1.75% ..................            --             --          1.055             --             --
      Separate Account Charges 1.80% ..................            --             --          1.164             --             --
      Separate Account Charges 1.85% ..................       191,175             --          1.053        201,221             --
      Separate Account Charges 1.90% ..................            --             --          1.161             --             --
      Separate Account Charges 1.95% ..................            --             --          1.160             --             --
      Separate Account Charges 2.00% ..................            --             --          1.159             --             --
      Separate Account Charges 2.05% ..................            --             --          1.047             --             --
      Separate Account Charges 2.10% ..................            --             --          1.096             --             --
      Separate Account Charges 2.15% ..................        30,942             --          1.155         35,752             --
      Separate Account Charges 2.20% ..................            --             --          1.095             --             --
      Separate Account Charges 2.25% ..................        25,701             --          1.153         29,636             --
      Separate Account Charges 2.35% ..................            --             --          1.092             --             --
      Separate Account Charges 2.40% ..................            --             --          1.092             --             --
      Separate Account Charges 2.45% ..................            --             --          1.148             --             --
      Separate Account Charges 2.55% ..................            --             --          1.039             --             --
      Separate Account Charges 2.60% ..................            --             --          1.089             --             --
      Separate Account Charges 2.65% ..................            --             --          1.088             --             --
   Mid Cap Portfolio - Service Class 2
      Separate Account Charges 1.30% ..................       775,423             --          1.440      1,116,633             --
      Separate Account Charges 1.40% ..................       526,081             --          1.436        755,497             --
      Separate Account Charges 1.50% ..................        25,682             --          1.432         36,780             --
      Separate Account Charges 1.55% ..................       115,758             --          1.430        165,550             --
      Separate Account Charges 1.60% ..................        11,743             --          1.428         16,771             --
      Separate Account Charges 1.65% ..................         7,739             --          1.471         11,386             --
      Separate Account Charges 1.70% ..................       365,016             --          1.643        599,763             --

                                                                                       DECEMBER 31, 2004
                                                        ----------------------------------------------------------------------------

                                                          ACCUMULATION    ANNUITY         UNIT          ACCUMULATION      ANNUITY
                                                             UNITS         UNITS          VALUE          NET ASSETS      NET ASSETS
                                                        -------------- --------------  --------------  ---------------  ------------
Variable Insurance Products Fund III (continued)
   Mid Cap Portfolio - Service Class 2 (continued)
      Separate Account Charges 1.75% ..................        80,189             --   $      1.422    $      114,050   $         --
      Separate Account Charges 1.80% ..................     1,256,138             --          1.640         2,059,777             --
      Separate Account Charges 1.85% ..................     1,933,959             --          1.418         2,742,979             --
      Separate Account Charges 1.90% ..................       281,376             --          1.636           460,449             --
      Separate Account Charges 1.95% ..................        22,724             --          1.635            37,148             --
      Separate Account Charges 2.00% ..................        43,882             --          1.633            71,664             --
      Separate Account Charges 2.05% ..................       314,693             --          1.411           443,887             --
      Separate Account Charges 2.10% ..................         4,757             --          1.462             6,955             --
      Separate Account Charges 2.15% ..................       479,347             --          1.628           780,424             --
      Separate Account Charges 2.20% ..................            --             --          1.460                --             --
      Separate Account Charges 2.25% ..................     3,135,991             --          1.625         5,095,235             --
      Separate Account Charges 2.35% ..................            --             --          1.457                --             --
      Separate Account Charges 2.40% ..................        20,420             --          1.456            29,734             --
      Separate Account Charges 2.45% ..................       480,220             --          1.618           777,073             --
      Separate Account Charges 2.55% ..................        19,636             --          1.226            24,071             --
      Separate Account Charges 2.60% ..................            --             --          1.452                --             --
      Separate Account Charges 2.65% ..................         8,526             --          1.451            12,372             --

Net Contract Owners' Equity ...........................                                                $1,182,642,526   $     18,305
                                                                                                       ==============   ============


6. STATEMENT OF INVESTMENTS                                                   FOR THE YEAR ENDED DECEMBER 31, 2004
                                                            -----------------------------------------------------------------------

INVESTMENTS                                                      NO. OF              MARKET            COST OF          PROCEEDS
                                                                 SHARES              VALUE            PURCHASES        FROM SALES
                                                            -----------------  -----------------  -----------------  --------------
Capital Appreciation Fund (0.0%)
      Total (Cost $392,186)                                             7,916  $         524,258  $         159,505  $      103,975
                                                            -----------------  -----------------  -----------------  --------------

HIGH YIELD BOND TRUST (0.0%)
      Total (Cost $75,772)                                              7,521             74,533             76,346             590
                                                            -----------------  -----------------  -----------------  --------------

MANAGED ASSETS TRUST (0.0%)
      Total (Cost $13,908)                                                848             14,141             13,965              59
                                                            -----------------  -----------------  -----------------  --------------

MONEY MARKET PORTFOLIO (0.2%)
      Total (Cost $1,973,798)                                       1,973,798          1,973,798          2,667,782       3,026,019
                                                            -----------------  -----------------  -----------------  --------------

AIM VARIABLE INSURANCE FUNDS, INC. (0.1%)
   AIM V.I. Capital Appreciation Fund - Series II
   (Cost $161,814)                                                      7,853            176,692            165,618           3,843
   AIM V.I. Mid Cap Core Equity Fund - Series II
   (Cost $247,445)                                                     19,761            257,689            253,527           6,262
   AIM V.I. Premier Equity Fund - Series I
   (Cost $1,136,326)                                                   61,770          1,315,701             75,722         273,508
                                                            -----------------  -----------------  -----------------  --------------
      Total (Cost $1,545,585)                                          89,384          1,750,082            494,867         283,613
                                                            -----------------  -----------------  -----------------  --------------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (1.0%)
   AllianceBernstein Growth and Income Portfolio - Class B
   (Cost $3,972,425)                                                  206,617          4,931,944            985,739         281,988
   AllianceBernstein Premier Growth Portfolio - Class B
   (Cost $9,670,631)                                                  307,071          7,096,410            482,528         826,912
                                                            -----------------  -----------------  -----------------  --------------
      Total (Cost $13,643,056)                                        513,688         12,028,354          1,468,267       1,108,900
                                                            -----------------  -----------------  -----------------  --------------

AMERICAN FUNDS INSURANCE SERIES (17.8%)
   Global Growth Fund - Class 2 Shares (Cost $26,019,766)           1,725,197         29,725,147          7,583,626       1,624,108
   Growth Fund - Class 2 Shares (Cost $77,036,919)                  1,652,382         84,436,695         21,926,468       1,500,154
   Growth-Income Fund - Class 2 Shares (Cost $81,972,528)           2,617,232         95,895,393         22,615,201       1,992,827
                                                            -----------------  -----------------  -----------------  --------------
      Total (Cost $185,029,213)                                     5,994,811        210,057,235         52,125,295       5,117,089
                                                            -----------------  -----------------  -----------------  --------------

CREDIT SUISSE TRUST (0.0%)
   Credit Suisse Trust Emerging Markets Portfolio
      Total (Cost $93,040)                                             11,314            149,793              2,011          10,021
                                                            -----------------  -----------------  -----------------  --------------

DELAWARE VIP TRUST (0.2%)
   Delaware VIP REIT Series - Standard Class
      Total (Cost $1,926,495)                                         141,310          2,696,196            784,042         212,830
                                                            -----------------  -----------------  -----------------  --------------

DREYFUS VARIABLE INVESTMENT FUND (0.2%)
   Dreyfus VIF Appreciation Portfolio - Initial Shares
   (Cost $428,632)                                                     13,565            482,382            164,179         121,049
   Dreyfus VIF Developing Leaders Portfolio -
   Initial Shares
   (Cost $1,284,435)                                                   39,439          1,638,697            371,292          59,539
                                                            -----------------  -----------------  -----------------  --------------
      Total (Cost $1,713,067)                                          53,004          2,121,079            535,471         180,588
                                                            -----------------  -----------------  -----------------  --------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (4.6%)
   Franklin Rising Dividends Securities Fund -
   Class 2 Shares
   (Cost $403,406)                                                     24,683            432,196            409,263           6,007
   Franklin Small Cap Fund - Class 2 Shares
   (Cost $11,511,220)                                                 659,924         12,822,321          2,622,340         809,546
   Mutual Shares Securities Fund - Class 2 Shares
   (Cost $13,539,946)                                                 973,244         16,194,785          5,298,748         247,441
   Templeton Developing Markets Securities Fund -
   Class 2 Shares
   (Cost $3,052,433)                                                  435,344          3,774,433          2,241,681         139,164
   Templeton Foreign Securities Fund - Class 2 Shares
   (Cost $15,169,431)                                               1,277,782         18,336,173          5,748,290         356,946
   Templeton Growth Securities Fund - Class 2 Shares
   (Cost $1,984,364)                                                  177,941          2,282,982          1,534,359          30,710
                                                            -----------------  -----------------  -----------------  --------------
      Total (Cost $45,660,800)                                      3,548,918         53,842,890         17,854,681       1,589,814
                                                            -----------------  -----------------  -----------------  --------------


6. STATEMENT OF INVESTMENTS                                                   FOR THE YEAR ENDED DECEMBER 31, 2004
                                                            -----------------------------------------------------------------------

INVESTMENTS                                                      NO. OF              MARKET            COST OF          PROCEEDS
                                                                 SHARES              VALUE            PURCHASES        FROM SALES
                                                            -----------------  -----------------  -----------------  --------------
Greenwich Street Series Fund (9.5%)
   Appreciation Portfolio (Cost $28,569,818)                        1,395,780  $      32,703,122  $       5,647,356  $    1,226,747
   Diversified Strategic Income Portfolio
   (Cost $17,043,914)                                               1,831,846         17,036,164          4,887,152       1,227,777
   Equity Index Portfolio - Class II Shares
   (Cost $13,589,845)                                                 520,629         15,368,977          3,700,120       1,464,907
   Fundamental Value Portfolio (Cost $40,951,202)                   2,183,176         46,065,023          8,833,164       1,429,653
   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (Cost $633,343)                                      33,733            716,145            326,102          30,963
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (Cost $535,466)                                     27,239            573,381            530,739           8,367
   Salomon Brothers Variable Growth & Income Fund -
   Class I Shares (Cost $71,620)                                       17,358             85,228             20,109          17,100
                                                            -----------------  -----------------  -----------------  --------------
      Total (Cost $101,395,208)                                     6,009,761        112,548,040         23,944,742       5,405,514
                                                            -----------------  -----------------  -----------------  --------------

JANUS ASPEN SERIES (0.4%)
   Balanced Portfolio - Service Shares (Cost $1,203,309)               52,320          1,320,569            283,690          59,321
   Global Life Sciences Portfolio - Service Shares
   (Cost $46,080)                                                       7,354             57,876              2,933           9,798
   Global Technology Portfolio - Service Shares
   (Cost $165,112)                                                     51,777            183,807             30,861          24,901
   Mid Cap Growth Portfolio - Service Shares
   (Cost $3,484,086)                                                  126,494          3,207,895            297,905         385,550
   Worldwide Growth Portfolio - Service Shares
   (Cost $253,351)                                                     10,515            279,912            170,719         222,437
                                                            -----------------  -----------------  -----------------  --------------
      Total (Cost $5,151,938)                                         248,460          5,050,059            786,108         702,007
                                                            -----------------  -----------------  -----------------  --------------

LAZARD RETIREMENT SERIES, INC. (0.2%)
   Lazard Retirement Small Cap Portfolio
      Total (Cost $2,461,484)                                         168,354          2,845,188          1,902,703         269,050
                                                            -----------------  -----------------  -----------------  --------------

LORD ABBETT SERIES FUND, INC. (2.1%)
   Growth and Income Portfolio (Cost $10,009,069)                     414,521         11,266,682          6,233,948         240,864
      Mid-Cap Value Portfolio (Cost $11,158,046)                      643,179         13,371,701          6,947,113          49,503
                                                            -----------------  -----------------  -----------------  --------------
Total (Cost $21,167,115)                                            1,057,700         24,638,383         13,181,061         290,367
                                                            -----------------  -----------------  -----------------  --------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (0.2%)
   Merrill Lynch Global Allocation V.I. Fund - Class III
   (Cost $1,321,824)                                                  121,900          1,411,604          1,334,088          37,412
   Merrill Lynch Value Opportunities V.I. Fund - Class III
   (Cost $1,681,834)                                                  159,826          1,438,435          1,703,696          32,910
                                                            -----------------  -----------------  -----------------  --------------
Total (Cost $3,003,658)                                               281,726          2,850,039          3,037,784          70,322
                                                            -----------------  -----------------  -----------------  --------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (0.0%)
   Oppenheimer Capital Appreciation Fund/VA -
   Service Shares (Cost $115,169)                                       3,317            121,829            116,261           1,091
   Oppenheimer Global Securities Fund/VA - Service Shares
   (Cost $226,810)                                                      8,957            262,705            228,885           2,179
   Oppenheimer Main Street Fund/VA - Service Shares
   (Cost $2,039)                                                          104              2,157              2,045               7
                                                            -----------------  -----------------  -----------------  --------------
      Total (Cost $344,018)                                            12,378            386,691            347,191           3,277
                                                            -----------------  -----------------  -----------------  --------------

PIMCO VARIABLE INSURANCE TRUST (6.9%)
   Real Return Portfolio - Administrative Class
   (Cost $13,372,613)                                               1,064,026         13,747,211          8,360,951         571,651
   Total Return Portfolio - Administrative Class
   (Cost $65,769,970)                                               6,394,788         67,209,226         13,581,174       3,718,048
                                                            -----------------  -----------------  -----------------  --------------
      Total (Cost $79,142,583)                                      7,458,814         80,956,437         21,942,125       4,289,699
                                                            -----------------  -----------------  -----------------  --------------

PIONEER VARIABLE CONTRACTS TRUST (0.3%)
   Pioneer America Income VCT Portfolio - Class II Shares
   (Cost $220,158)                                                     21,740            220,012            244,099          23,781
   Pioneer Balanced VCT Portfolio - Class II Shares
   (Cost $65,199)                                                       4,654             66,928             66,065             871
   Pioneer Emerging Markets VCT Portfolio - Class II Shares
   (Cost $85,217)                                                       5,110            103,877             86,449           1,278
   Pioneer Equity Income VCT Portfolio - Class II Shares
   (Cost $610,521)                                                     32,711            676,467            626,376          16,484
   Pioneer Europe VCT Portfolio - Class II Shares
   (Cost $14,892)                                                       1,738             18,142             15,000             120
   Pioneer Fund VCT Portfolio - Class II Shares
   (Cost $357,633)                                                     19,116            392,070            348,378           3,838
   Pioneer Growth Shares VCT Portfolio - Class II Shares
   (Cost $21,009)                                                       1,754             22,568             23,210           2,158
   Pioneer High Yield VCT Portfolio - Class II Shares
   (Cost $765,426)                                                     67,897            792,361          1,058,260         292,341
   Pioneer International Value VCT Portfolio -
   Class II Shares (Cost $30,446)                                       3,049             36,102             30,814             390
   Pioneer Mid Cap Value VCT Portfolio -
   Class II Shares (Cost $123,048)                                      5,837            142,645            128,647           5,806


6. STATEMENT OF INVESTMENTS                                                   FOR THE YEAR ENDED DECEMBER 31, 2004
                                                            -----------------------------------------------------------------------

INVESTMENTS                                                      NO. OF              MARKET            COST OF          PROCEEDS
                                                                 SHARES              VALUE            PURCHASES        FROM SALES
                                                            -----------------  -----------------  -----------------  --------------
Pioneer Variable Contracts Trust (continued)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (Cost $179,527)                                     17,420  $         193,189  $         180,733  $        1,232
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (Cost $18,219)                                       1,749             19,014             18,469             248
   Pioneer Real Estate Shares VCT Portfolio -
   Class II Shares (Cost $61,597)                                       3,059             74,204             79,836          18,646
   Pioneer Small Cap Value VCT Portfolio -
   Class II Shares (Cost $85,740)                                       6,726            100,548             87,846           2,173
   Pioneer Small Company VCT Portfolio -
   Class II Shares (Cost $26,183)                                       2,280             29,296             27,482           1,306
   Pioneer Strategic Income VCT Portfolio -
   Class II Shares (Cost $734,970)                                     67,632            761,535            938,727         210,111
   Pioneer Value VCT Portfolio -
   Class II Shares (Cost $250,192)                                     20,096            269,285            252,164           2,023
                                                            -----------------  -----------------  -----------------  --------------
      Total (Cost $3,649,977)                                         282,568          3,918,243          4,212,555         582,806
                                                            -----------------  -----------------  -----------------  --------------

PUTNAM VARIABLE TRUST (1.0%)
   Putnam VT Discovery Growth Fund -
   Class IB Shares (Cost $381,553)                                     99,432            494,177             11,093          50,005
   Putnam VT International Equity Fund -
   Class IB Shares (Cost $2,443,442)                                  225,929          3,323,410            385,947         374,256
   Putnam VT Small Cap Value Fund -
   Class IB Shares (Cost $5,407,418)                                  347,660          7,923,169          1,599,155         681,490
                                                            -----------------  -----------------  -----------------  --------------
      Total (Cost $8,232,413)                                         673,021         11,740,756          1,996,195       1,105,751
                                                            -----------------  -----------------  -----------------  --------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (3.6%)
   All Cap Fund - Class I (Cost $16,473,040)                        1,143,872         19,251,362          5,267,169       1,477,056
   Investors Fund - Class I (Cost $12,167,265)                      1,010,567         13,955,931          4,617,653         587,564
   Large Cap Growth Fund - Class I (Cost $560,987)                     49,933            584,721            443,120          46,877
   Small Cap Growth Fund - Class I (Cost $6,747,360)                  594,327          8,374,068          2,752,167         696,673
   Total Return Fund - Class II (Cost $79,316)                          7,129             81,341             94,413          28,279
                                                            -----------------  -----------------  -----------------  --------------
      Total (Cost $36,027,968)                                      2,805,828         42,247,423         13,174,522       2,836,449
                                                            -----------------  -----------------  -----------------  --------------

SMITH BARNEY INVESTMENT SERIES (0.5%)
   Smith Barney Dividend Strategy Portfolio
   (Cost $2,488,451)                                                  300,075          2,664,667            964,742         274,094
   Smith Barney Premier Selections All Cap
   Growth Portfolio (Cost $2,447,564)                                 232,008          2,814,257            456,174         211,890
                                                            -----------------  -----------------  -----------------  --------------
      Total (Cost $4,936,015)                                         532,083          5,478,924          1,420,916         485,984
                                                            -----------------  -----------------  -----------------  --------------

SMITH BARNEY MULTIPLE DISCIPLINE TRUST (19.5%)
   Multiple Discipline Portfolio - All Cap Growth
   and Value (Cost $102,088,525)                                    7,729,789        114,555,473         47,357,961       3,209,730
   Multiple Discipline Portfolio - Balanced All Cap
   Growth and Value (Cost $78,287,822)                              6,446,189         84,896,312         36,657,008       4,740,689
   Multiple Discipline Portfolio - Global All Cap
   Growth and Value (Cost $18,614,210)                              1,338,558         20,667,341         13,161,810         636,060
   Multiple Discipline Portfolio - Large Cap Growth
   and Value (Cost $9,788,457)                                        745,379         10,740,910          5,043,923         519,773
                                                            -----------------  -----------------  -----------------  --------------
   Total (Cost $208,779,014)                                       16,259,915        230,860,036        102,220,702       9,106,252
                                                            -----------------  -----------------  -----------------  --------------

THE TRAVELERS SERIES TRUST (4.3%)
   Convertible Securities Portfolio (Cost $4,989,207)                 423,494          5,230,152          4,318,660         770,251
   Disciplined Mid Cap Stock Portfolio (Cost $896,496)                 57,298          1,132,200            367,607          88,914
   Equity Income Portfolio (Cost $14,264,845)                         947,495         16,268,496          4,114,595         778,092
   Federated High Yield Portfolio (Cost $2,684,054)                   319,911          2,757,630          1,090,713         329,894
   Federated Stock Portfolio (Cost $126,047)                            9,161            151,710             50,822           8,507
   Large Cap Portfolio (Cost $6,283,485)                              447,570          6,234,655          2,381,927       1,633,209
   Lazard International Stock Portfolio (Cost $4,341,984)             446,580          5,099,947          2,431,851         114,701
   Merrill Lynch Large Cap Core Portfolio (Cost $3,131,072)           329,359          2,980,702            576,831         182,973
   MFS Emerging Growth Portfolio (Cost $7,660,786)                    469,570          4,949,263            451,447         507,188
   MFS Mid Cap Growth Portfolio (Cost $1,031,490)                     164,729          1,293,124            324,687          99,388
   MFS Value Portfolio (Cost $219,330)                                 18,858            232,335            221,817           2,614
   Pioneer Fund Portfolio (Cost $1,182,332)                           110,372          1,327,779            867,847          96,586
   Travelers Quality Bond Portfolio (Cost $3,067,274)                 269,854          2,976,487          1,687,483         609,727
   U.S. Government Securities Portfolio (Cost $33,387)                  2,616             33,351             93,950          63,001
                                                            -----------------  -----------------  -----------------  --------------
Total (Cost $49,911,789)                                            4,016,867         50,667,831         18,980,237       5,285,045
                                                            -----------------  -----------------  -----------------  --------------


6. STATEMENT OF INVESTMENTS                                                   FOR THE YEAR ENDED DECEMBER 31, 2004
                                                            -----------------------------------------------------------------------

INVESTMENTS                                                      NO. OF              MARKET            COST OF          PROCEEDS
                                                                 SHARES              VALUE            PURCHASES        FROM SALES
                                                            -----------------  -----------------  -----------------  --------------
   Travelers Series Fund Inc. (23.3%)
      AIM Capital Appreciation Portfolio (Cost $4,082,313)            417,273  $       4,464,817  $       1,053,315  $      432,774
      MFS Total Return Portfolio (Cost $63,553,400)                 3,992,018         68,423,185         15,639,844       2,711,689
      Pioneer Strategic Income Portfolio (Cost $291,597)               30,182            283,104            292,535             956
      SB Adjustable Rate Income Portfolio - Class I Shares
      (Cost $4,915,324)                                               489,062          4,895,514          4,780,689         427,955
      Smith Barney Aggressive Growth Portfolio
      (Cost $57,859,173)                                            4,809,442         64,061,769         12,984,081       2,586,080
      Smith Barney High Income Portfolio (Cost $27,363,677)         3,632,177         27,422,936          7,336,874       2,265,017
      Smith Barney International All Cap Growth Portfolio
      (Cost $1,961,737)                                               210,952          2,736,046            213,002         290,584
      Smith Barney Large Cap Value Portfolio
      (Cost $8,814,229)                                               492,781          8,889,771            387,546         962,690
      Smith Barney Large Capitalization Growth Portfolio
      (Cost $27,092,172)                                            1,974,285         28,370,470          6,233,526       6,670,707
      Smith Barney Mid Cap Core Portfolio (Cost $13,976,585)        1,152,477         16,480,425          2,418,002       1,387,571
      Smith Barney Money Market Portfolio (Cost $17,803,383)       17,803,383         17,803,383         20,335,272      26,386,179
      Strategic Equity Portfolio (Cost $11,380,827)                   506,350          8,881,385            701,507         940,235
      Travelers Managed Income Portfolio (Cost $20,996,437)         1,784,044         20,141,856          4,774,300       3,540,452
      Van Kampen Enterprise Portfolio (Cost $3,981,467)               214,179          2,531,596            265,484         161,812
                                                            -----------------  -----------------  -----------------  --------------
         Total (Cost $264,072,321)                                 37,508,605        275,386,257         77,415,977      48,764,701
                                                            -----------------  -----------------  -----------------  --------------

   VAN KAMPEN LIFE INVESTMENT TRUST (1.0%)
      Comstock Portfolio - Class II Shares (Cost $3,841,671)          355,221          4,862,975          1,738,122         293,661
      Emerging Growth Portfolio - Class I Shares
      (Cost $10,845,810)                                              278,359          7,242,901            389,112         895,913
      Enterprise Portfolio - Class II Shares (Cost $84,185)             7,214             98,117             25,471          10,386
                                                            -----------------  -----------------  -----------------  --------------
         Total (Cost $14,771,666)                                     640,794         12,203,993          2,152,705       1,199,960
                                                            -----------------  -----------------  -----------------  --------------

   VARIABLE ANNUITY PORTFOLIOS (0.5%)
      Smith Barney Small Cap Growth Opportunities Portfolio
         Total (Cost $4,852,481)                                      492,165          5,610,682          3,027,753       4,473,167
                                                            -----------------  -----------------  -----------------  --------------

   VARIABLE INSURANCE PRODUCTS FUND II (1.2%)
      Contrafund(R) Portfolio - Service Class
      (Cost $9,167,566)                                               422,988         11,221,878          2,095,439         514,514
      Contrafund(R) Portfolio - Service Class 2
      (Cost $2,596,103)                                               120,567          3,176,929          1,320,611          93,463
                                                            -----------------  -----------------  -----------------  --------------
         Total (Cost $11,763,669)                                     543,555         14,398,807          3,416,050         607,977
                                                            -----------------  -----------------  -----------------  --------------

   VARIABLE INSURANCE PRODUCTS FUND III (1.4%)
      Dynamic Capital Appreciation Portfolio -
      Service Class 2 (Cost $208,118)                                  37,498            266,609             38,685           4,662
      Mid Cap Portfolio - Service Class 2
      (Cost $11,231,048)                                              513,996         15,358,198          5,202,115         167,753
                                                            -----------------  -----------------  -----------------  --------------
         Total (Cost $11,439,166)                                     551,494         15,624,807          5,240,800         172,415
                                                            -----------------  -----------------  -----------------  --------------

TOTAL INVESTMENTS (100%)
   (COST $1,083,169,403)                                                       $   1,182,644,955  $     374,582,358  $   97,284,241
                                                                               =================  =================  ==============

7. FINANCIAL HIGHLIGHTS

                                        YEAR               UNIT VALUE        NET    INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN (3)
                                        ENDED   UNITS      LOWEST TO        ASSETS    INCOME         LOWEST TO        LOWEST TO
                                       DEC 31  (000S)      HIGHEST ($)     ($000S)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ------ --------   --------------   ---------- ------------ ---------------- -----------------
CAPITAL APPRECIATION FUND               2004      450     1.111 - 1.385         524        --       1.75 - 2.45      (0.29) - 17.33
                                        2003      388     0.949 - 1.183         384      0.06       1.85 - 2.45       20.04 - 26.52
                                        2002      237     0.775 - 0.777         184      1.79       1.85 - 2.05    (11.40) - (6.17)

HIGH YIELD BOND TRUST                   2004       70     1.061 - 1.075          75     13.02       1.75 - 2.65         2.91 - 7.69

MANAGED ASSETS TRUST                    2004       13     1.072 - 1.073          14      3.60       2.15 - 2.25         4.08 - 5.82

MONEY MARKET PORTFOLIO                  2004    2,027     0.969 - 0.980       1,976      1.03       1.75 - 2.45     (1.42) - (0.51)
                                        2003    2,368     0.982 - 0.986       2,332      0.77       1.85 - 2.45     (1.31) - (0.10)
                                        2002      990     0.995 - 0.996         986      0.74       1.85 - 2.05     (0.40) - (0.30)

AIM VARIABLE INSURANCE FUNDS, INC
   AIM V.I. Capital Appreciation
      Fund - Series II                  2004      165     1.070 - 1.077         177        --       1.85 - 2.45         1.71 - 7.81

   AIM V.I. Mid Cap Core Equity
      Fund - Series II                  2004      222     1.156 - 1.163         258      0.03       1.85 - 2.45        8.43 - 10.13

   AIM V.I. Premier Equity Fund -
      Series I                          2004    1,436     0.779 - 1.232       1,316      0.44       1.30 - 2.45         3.23 - 4.38
                                        2003    1,690     0.748 - 1.184       1,451      0.30       1.30 - 2.45       21.01 - 27.35
                                        2002    1,460     0.607 - 0.782       1,007      0.59       1.30 - 2.05   (31.70) - (25.57)
                                        2001      343     0.884 - 1.142         341      0.35       1.30 - 2.05      (10.43) - 2.42

ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC
   AllianceBernstein Growth
    and Income Portfolio - Class B      2004    4,009     1.107 - 1.365       4,932      0.74       1.30 - 2.45        6.74 - 10.64
                                        2003    3,401     1.016 - 1.248       3,779      0.77       1.30 - 2.45        1.63 - 35.78
                                        2002      702     0.785 - 0.788         552      0.05       1.30 - 2.05    (20.47) - (3.79)
   AllianceBernstein Premier Growth
    Portfolio - Class B                 2004    9,558     0.663 - 1.224       7,096        --       1.30 - 2.45         5.70 - 6.88
                                        2003   10,240     0.621 - 1.150       6,897        --       1.30 - 2.45        3.61 - 30.83
                                        2002   11,167     0.511 - 0.803       5,997        --       1.30 - 2.05   (32.23) - (31.74)
                                        2001   12,139     0.751 - 1.183       9,240        --       1.30 - 2.05      (18.72) - 3.59

AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -
      Class 2 Shares                    2004   23,987     1.022 - 1.473      29,725      0.44       1.30 - 2.65        7.74 - 12.01
                                        2003   19,299     0.914 - 1.322      20,561      0.39       1.30 - 2.60        5.52 - 41.36
                                        2002   13,460     0.686 - 0.995       9,782      0.91       1.30 - 2.05      (16.34) - 0.80
                                        2001   11,365     0.817 - 1.188       9,408      0.71       1.30 - 2.05     (15.51) - 11.44

   Growth Fund -
      Class 2 Shares                    2004   65,927     0.961 - 1.429      84,437      0.19       1.30 - 2.65        6.86 - 12.32
                                        2003   49,144     0.869 - 1.292      55,477      0.15       1.30 - 2.60        4.54 - 43.44
                                        2002   25,489     0.647 - 0.918      19,272      0.03       1.30 - 2.05   (25.95) - (25.41)
                                        2001   19,783     0.871 - 1.238      19,531      0.48       1.30 - 2.05      (19.42) - 9.37

   Growth-Income Fund -
      Class 2 Shares                    2004   72,845     1.064 - 1.372      95,895      0.96       1.30 - 2.65         4.84 - 9.58
                                        2003   56,026     0.999 - 1.265      67,614      1.37       1.30 - 2.60        6.41 - 37.73
                                        2002   27,289     0.768 - 0.916      24,585      1.12       1.30 - 2.05   (20.03) - (19.36)
                                        2001   17,284     0.957 - 1.143      19,305      1.88       1.30 - 2.05      (1.54) - 14.46

CREDIT SUISSE TRUST
   Credit Suisse Trust
      Emerging Markets Portfolio        2004      108     1.370 - 1.669         150      0.29       1.85 - 2.45       21.91 - 22.62
                                        2003      114     1.119 - 1.369         128        --       1.85 - 2.45       40.05 - 41.57
                                        2002       54     0.799 - 0.801          43      0.30       1.85 - 2.05    (13.50) - (1.48)

DELAWARE VIP TRUST
   Delaware VIP REIT Series -
      Standard Class                    2004    1,634     1.459 - 1.696       2,696      1.88       1.75 - 2.65       23.05 - 28.92
                                        2003    1,243     1.250 - 1.319       1,588      1.47       1.85 - 2.45        6.11 - 34.94
                                        2002      423     0.952 - 0.953         403        --       1.85 - 2.05     (8.89) - (4.13)

                                        YEAR               UNIT VALUE        NET    INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN (3)
                                        ENDED   UNITS      LOWEST TO        ASSETS    INCOME         LOWEST TO        LOWEST TO
                                       DEC 31  (000S)      HIGHEST ($)     ($000S)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ------ --------   --------------   ---------- ------------ ---------------- -----------------
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus VIF Appreciation
      Portfolio - Initial Shares        2004      439     0.975 - 1.184         482      1.79       1.75 - 2.65         1.52 - 3.15
                                        2003      418     0.948 - 1.151         425      1.89       1.85 - 2.45        5.31 - 20.80
                                        2002      136             0.799         109      2.20              1.85              (4.54)

   Dreyfus VIF Developing Leaders
      Portfolio - Initial Shares        2004    1,434     1.057 - 1.371       1,639      0.21       1.75 - 2.65         6.88 - 9.36
                                        2003    1,135     0.969 - 1.258       1,175      0.04       1.85 - 2.45        2.28 - 33.87
                                        2002      460     0.751 - 0.752         346      0.03       1.85 - 2.05   (19.49) - (10.91)

FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
   Franklin Rising Dividends
      Securities Fund - Class 2
      Shares                            2004      386     1.118 - 1.125         432      0.53       1.85 - 2.45         5.17 - 9.12

   Franklin Small Cap Fund -
      Class 2 Shares                    2004   11,189     0.868 - 1.433      12,822        --       1.30 - 2.60        8.66 - 13.37
                                        2003    9,766     0.790 - 1.307       9,781        --       1.30 - 2.60        3.66 - 46.36
                                        2002    6,103     0.585 - 0.859       3,772      0.25       1.30 - 2.05   (30.15) - (29.63)
                                        2001    4,786     0.833 - 1.228       4,016      0.38       1.30 - 2.05     (16.53) - 15.53

   Mutual Shares Securities Fund -
      Class 2 Shares                    2004   12,665     1.138 - 1.355      16,195      0.77       1.30 - 2.65        8.64 - 11.21
                                        2003    8,301     1.031 - 1.223       9,560      0.85       1.30 - 2.60        7.62 - 28.23
                                        2002      976     0.841 - 0.845         822      0.03       1.30 - 2.05    (15.72) - (3.10)
   Templeton Developing Markets
      Securities Fund - Class 2
      Shares                            2004    2,146     1.260 - 1.784       3,774      1.66       1.30 - 2.65        3.04 - 25.57
                                        2003      752     1.261 - 1.449       1,083      0.13       1.30 - 2.45        3.87 - 44.90
   Templeton Foreign Securities
     Fund -  Class 2 Shares             2004   13,846     1.079 - 1.498      18,336      1.07       1.30 - 2.60        2.39 - 16.90

                                        2003    9,571     0.925 - 1.285      10,510      1.68       1.30 - 2.60        6.25 - 43.08
                                        2002    5,263     0.710 - 0.907       3,935      1.58       1.30 - 2.05   (20.28) - (19.64)
                                        2001    4,357     0.886 - 1.134       3,895      2.86       1.30 - 2.05      (17.27) - 3.28
Templeton Growth Securities Fund -
    Class 2 Shares                      2004    1,769     1.160 - 1.444       2,283      1.13       1.30 - 2.60        2.08 - 15.69
                                        2003      507     1.020 - 1.263         550      1.43       1.75 - 2.45        1.18 - 32.15
                                        2002      149     0.788 - 0.789         117        --       1.85 - 2.05     (6.08) - (5.05)

GREENWICH STREET SERIES FUND
   Appreciation Portfolio               2004   28,234     0.994 - 1.280      32,703      1.19       1.30 - 2.60         4.12 - 7.39
                                        2003   24,386     0.930 - 1.196      26,061      0.88       1.30 - 2.60        3.33 - 30.14
                                        2002   12,922     0.760 - 0.920      10,564      1.71       1.30 - 2.05   (19.19) - (18.17)
                                        2001    7,414     0.937 - 1.137       7,265      1.26       1.30 - 2.05       (5.47) - 2.99

   Diversified Strategic Income
      Portfolio                         2004   14,278     1.097 - 1.242      17,036      5.29       1.30 - 2.60         2.90 - 5.94
                                        2003   11,488     1.055 - 1.178      13,157      7.81       1.30 - 2.60        1.47 - 10.30
                                        2002    5,981     1.025 - 1.068       6,350     10.31       1.30 - 2.05         2.77 - 3.49
                                        2001    4,971     0.995 - 1.032       5,112      8.80       1.30 - 2.05       (0.20) - 1.78

   Equity Index Portfolio -
      Class II Shares                   2004   13,983     0.857 - 1.316      15,369      1.41       1.30 - 2.60         4.06 - 8.90
                                        2003   11,969     0.790 - 1.214      11,956      1.43       1.30 - 2.60        5.41 - 32.75
                                        2002    6,316     0.628 - 0.870       4,244      2.01       1.30 - 2.05   (23.75) - (21.47)
                                        2001    5,015     0.822 - 1.141       4,154      0.68       1.30 - 1.85      (13.66) - 5.55

                                        YEAR               UNIT VALUE        NET    INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN (3)
                                        ENDED   UNITS      LOWEST TO        ASSETS    INCOME         LOWEST TO        LOWEST TO
                                       DEC 31  (000S)      HIGHEST ($)     ($000S)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ------ --------   --------------   ---------- ------------ ---------------- -----------------
GREENWICH STREET SERIES FUND
(CONTINUED)
   Fundamental Value Portfolio          2004   34,836     1.025 - 1.401      46,065      0.70       1.30 - 2.60       (0.64) - 6.85
                                        2003   29,652     0.964 - 1.316      36,658      0.78       1.30 - 2.60        6.17 - 47.26
                                        2002   19,474     0.708 - 0.906      17,252      1.19       1.30 - 2.05   (22.87) - (22.29)
                                        2001   12,058     0.915 - 1.173      13,803      0.72       1.30 - 2.05       (6.75) - 9.63

   Salomon Brothers Variable
      Aggressive Growth Fund -
      Class I Shares                    2004      537     1.107 - 1.390         716        --       1.75 - 2.45         3.53 - 7.12
                                        2003      292     1.035 - 1.302         366        --       1.85 - 2.45        6.46 - 37.62
                                        2002        3             0.755           2        --              1.85              (2.83)

   Salomon Brothers Variable
      Aggressive Growth Fund -
      Class II Shares                   2004      510     1.121 - 1.130         573        --       1.75 - 2.45         1.82 - 6.91
                                        2003       13             1.057          13        --              1.75                2.03

   Salomon Brothers Variable
      Growth & Income Fund -
      Class I Shares                    2004       69     1.079 - 1.307          85      0.96       1.85 - 2.45         3.08 - 6.48
                                        2003       68     1.016 - 1.231          77      0.59       1.85 - 2.45        1.74 - 32.51
                                        2002       16             0.798          13      0.10              1.85                5.00

JANUS ASPEN SERIES
   Balanced Portfolio -
      Service Shares                    2004    1,147     1.076 - 1.173       1,321      2.33       1.75 - 2.45         5.24 - 6.29
                                        2003      946     1.015 - 1.106       1,024      2.95       1.85 - 2.45        2.69 - 12.76
                                        2002      197     0.911 - 0.912         180      2.89       1.85 - 2.05     (1.19) - (1.08)

   Global Life Sciences Portfolio -     2004       46     1.020 - 1.362          58        --       1.85 - 2.45       11.42 - 12.09
      Service Shares
                                        2003       50     0.910 - 1.219          57        --       1.85 - 2.45       11.53 - 23.98
                                        2002        2             0.734           2        --              1.85              (5.05)

   Global Technology Portfolio -
      Service Shares                    2004      187     0.880 - 1.330         184        --       1.85 - 2.45     (1.93) - (1.34)
                                        2003      180     0.894 - 1.352         176        --       1.85 - 2.45       19.84 - 43.75
                                        2002       10             0.624           6        --              1.85              (5.02)

   Mid Cap Growth Portfolio -
      Service Shares                    2004    5,338     0.446 - 1.543       3,208        --       1.30 - 2.45       17.57 - 19.00
                                        2003    5,777     0.376 - 1.302       2,757        --       1.30 - 2.45        3.44 - 35.60
                                        2002    5,698     0.283 - 0.817       1,756        --       1.30 - 2.05   (29.62) - (29.10)
                                        2001    6,171     0.400 - 1.158       2,539        --       1.30 - 2.05      (40.56) - 5.75

   Worldwide Growth Portfolio -
      Service Shares                    2004      253     0.916 - 1.213         280      0.79       1.85 - 2.45         0.58 - 2.56
                                        2003      307     0.894 - 1.185         338      0.94       1.85 - 2.45       21.14 - 27.83
                                        2002      119     0.738 - 0.739          88      0.39       1.85 - 2.05     (2.64) - (1.07)

LAZARD RETIREMENT SERIES, INC
   Lazard Retirement Small Cap
      Portfolio                         2004    1,917     1.125 - 1.516       2,845        --       1.30 - 2.55        0.81 - 13.39
                                        2003      675     1.326 - 1.337         897        --       1.30 - 2.45        2.31 - 30.45

LORD ABBETT SERIES FUND, INC
   Growth and Income Portfolio          2004    8,276     1.248 - 1.385      11,267      1.10       1.30 - 2.65        7.65 - 14.37
                                        2003    3,560     1.138 - 1.245       4,404      1.33       1.30 - 2.60        5.47 - 23.29

   Mid-Cap Value Portfolio              2004    8,801     1.159 - 1.543      13,372      0.40       1.30 - 2.65        2.66 - 22.46
                                        2003    3,702     1.153 - 1.260       4,635      1.13       1.30 - 2.60        3.50 - 24.26

MERRILL LYNCH VARIABLE SERIES
FUNDS, INC.
   Merrill Lynch Global Allocation
      V.I. Fund - Class III             2004    1,177     1.193 - 1.208       1,412      6.61       1.55 - 2.65        1.77 - 12.10
                                        2003       22     1.073 - 1.074          24     11.14       1.85 - 2.45         0.00 - 7.73

Merrill Lynch Value Opportunities
      V.I. Fund - Class III             2004    1,201     1.118 - 1.210       1,438        --       1.30 - 2.65        5.27 - 13.73
                                        2003       10     1.066 - 1.067          11      0.22       2.25 - 2.45         0.47 - 5.02

                                        YEAR               UNIT VALUE        NET    INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN (3)
                                        ENDED   UNITS      LOWEST TO        ASSETS    INCOME         LOWEST TO        LOWEST TO
                                       DEC 31  (000S)      HIGHEST ($)     ($000S)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ------ --------   --------------   ---------- ------------ ---------------- -----------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Capital Appreciation     2004      111     1.097 - 1.101         122      0.03       1.85 - 2.25        3.00 - 10.56
      Fund/VA - Service Shares

   Oppenheimer Global Securities
      Fund/VA - Service Shares          2004      209     1.253 - 1.261         263      0.08       1.85 - 2.45       12.25 - 22.97

   Oppenheimer Main Street Fund/VA -
      Service Shares                    2004        2             1.068           2        --              2.15                8.32

PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio -
      Administrative Class              2004   12,333     1.066 - 1.127      13,747      1.04       1.30 - 2.65         5.21 - 7.44
                                        2003    5,346     1.041 - 1.049       5,580      0.50       1.30 - 2.60       (1.13) - 5.12

   Total Return Portfolio -
      Administrative Class              2004   59,889     1.043 - 1.218      67,209      1.89       1.30 - 2.65         1.55 - 3.57
                                        2003   51,348     1.022 - 1.176      56,496      2.78       1.30 - 2.60       (1.14) - 3.70
                                        2002   23,265     1.071 - 1.134      25,547      4.05       1.30 - 2.05         6.89 - 7.90
                                        2001    3,499     1.002 - 1.054       3,651      2.60       1.30 - 2.05       (1.09) - 5.72

PIONEER VARIABLE CONTRACTS TRUST
   Pioneer America Income VCT
      Portfolio - Class II Shares       2004      218     1.007 - 1.014         220      4.04       1.85 - 2.45       (0.89) - 1.00

   Pioneer Balanced VCT Portfolio -
      Class II Shares                   2004       63     1.054 - 1.061          67      1.74       1.85 - 2.45         0.95 - 4.25

   Pioneer Emerging Markets VCT
      Portfolio - Class II Shares       2004       80     1.302 - 1.311         104      0.36       1.85 - 2.45       11.00 - 24.62

   Pioneer Equity Income VCT
      Portfolio - Class II Shares       2004      560     1.204 - 1.212         676      2.11       1.85 - 2.45       10.56 - 15.10

   Pioneer Europe VCT Portfolio -
      Class II Shares                   2004       14             1.270          18        --              1.85               20.95

   Pioneer Fund VCT Portfolio -
      Class II Shares                   2004      343     1.139 - 1.148         392      1.18       1.75 - 2.45        7.30 - 10.42
                                        2003       13             1.053          13        --              1.75                1.64
   Pioneer Growth Shares VCT
      Portfolio - Class II Shares       2004       21     1.068 - 1.070          23        --       2.25 - 2.45        2.39 - 11.02

   Pioneer High Yield VCT
      Portfolio - Class II Shares       2004      733     1.077 - 1.085         792      5.03       1.75 - 2.45         2.87 - 5.85
                                        2003       13             1.025          13      0.14              1.75                0.39
   Pioneer International Value VCT
      Portfolio - Class II Shares       2004       29             1.265          36      0.41              2.25               15.74

   Pioneer Mid Cap Value VCT
      Portfolio -  Class II Shares      2004      114     1.249 - 1.257         143      0.30       1.85 - 2.45       12.61 - 19.64

   Pioneer Oak Ridge Large Cap
      Growth VCT Portfolio -
      Class II Shares                   2004      177     1.089 - 1.093         193        --       1.85 - 2.25        4.81 - 12.59

   Pioneer Papp Small & Mid Cap
      Growth VCT Portfolio -
      Class II Shares                   2004       18     1.067 - 1.071          19        --       1.85 - 2.35         2.59 - 5.75

   Pioneer Real Estate Shares VCT
      Portfolio - Class II Shares       2004       54     1.378 - 1.388          74      3.27       1.85 - 2.45       20.88 - 22.18

   Pioneer Small Cap Value VCT
      Portfolio - Class II Shares       2004       81     1.242 - 1.250         101        --       1.85 - 2.45       13.47 - 20.23

   Pioneer Small Company VCT
      Portfolio - Class II Shares       2004       25     1.146 - 1.154          29        --       1.85 - 2.45        6.36 - 15.71

   Pioneer Strategic Income VCT
      Portfolio - Class II Shares       2004      692     1.098 - 1.105         762      5.00       1.85 - 2.45         5.37 - 6.47

   Pioneer Value VCT Portfolio -
      Class II Shares                   2004      233     1.153 - 1.161         269      0.03       1.85 - 2.45         4.42 - 8.24

                                        YEAR               UNIT VALUE        NET    INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN (3)
                                        ENDED   UNITS      LOWEST TO        ASSETS    INCOME         LOWEST TO        LOWEST TO
                                       DEC 31  (000S)      HIGHEST ($)     ($000S)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ------ --------   --------------   ---------- ------------ ---------------- -----------------
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund -
      Class IB Shares                   2004      461      0.768 - 1.315         494           -     1.30 - 2.25        5.17 - 6.18
                                        2003      502      0.725 - 1.244         499           -     1.30 - 2.25      23.70 - 30.36
                                        2002      341      0.558 - 0.853         248           -     1.30 - 2.05   (30.82) - (5.13)
                                        2001       95      0.805 - 1.233          84           -     1.30 - 1.85    (12.68) - 22.90

   Putnam VT International Equity
      Fund - Class IB Shares            2004    2,574      1.005 - 1.436       3,323        1.49     1.30 - 2.45       7.08 - 14.92
                                        2003    2,562      0.879 - 1.257       2,895        0.55     1.30 - 2.45      22.80 - 37.98
                                        2002      956      0.694 - 0.919         779        0.46     1.30 - 2.05  (19.35) - (18.76)
                                        2001      227      0.856 - 1.138         211           -     1.30 - 2.05     (13.87) - 3.82

   Putnam VT Small Cap Value Fund -
      Class IB Shares                   2004    4,591      1.507 - 1.783       7,923        0.35     1.30 - 2.60      22.93 - 24.58
                                        2003    3,941      1.215 - 1.439       5,469        0.25     1.30 - 2.60       9.22 - 54.65
                                        2002    1,943      0.826 - 0.980       1,806        0.17     1.30 - 2.05   (26.77) - (1.43)
                                        2001      436      1.087 - 1.221         490           -     1.30 - 2.05      (0.81) - 7.77

SALOMON BROTHERS VARIABLE SERIES
FUNDS INC.
   All Cap Fund - Class I               2004   14,833      1.006 - 1.397      19,251        0.60     1.30 - 2.60        0.57 - 6.90
                                        2003   11,797      0.946 - 1.312      14,207        0.30     1.30 - 2.45       6.26 - 44.49
                                        2002    8,600      0.692 - 0.897       7,453        0.50     1.30 - 2.05  (26.62) - (25.99)
                                        2001    4,827      0.940 - 1.212       5,776        1.16     1.30 - 2.05      (3.59) - 6.62

   Investors Fund - Class I             2004   11,119      0.991 - 1.353      13,956        1.72     1.30 - 2.60        6.95 - 9.58
                                        2003    7,848      0.914 - 1.247       8,915        1.78     1.30 - 2.45       3.71 - 37.38
                                        2002    4,823      0.703 - 0.856       4,029        1.33     1.30 - 2.05  (24.62) - (24.10)
                                        2001    3,246      0.929 - 1.134       3,558        1.36     1.30 - 2.05     (5.65) - 17.70

   Large Cap Growth Fund - Class I      2004      495      1.111 - 1.337         585        0.20     1.75 - 2.65    (4.52) - (1.33)
                                        2003      162      1.128 - 1.359         194        0.03     1.85 - 2.45       3.03 - 41.85
                                        2002       19      0.797 - 0.798          15           -     1.85 - 2.05      (4.44) - 5.70

   Small Cap Growth Fund - Class I      2004    5,790      0.990 - 1.607       8,374           -     1.30 - 2.60       7.76 - 13.58
                                        2003    4,247      0.875 - 1.420       5,231           -     1.30 - 2.60       5.38 - 56.04
                                        2002    1,701      0.598 - 0.805       1,330           -     1.30 - 2.05   (36.10) - (1.97)
                                        2001    1,107      0.933 - 1.255       1,332           -     1.30 - 2.05     (8.69) - 11.36

   Total Return Fund - Class II         2004       74      1.099 - 1.107          81        3.07     1.75 - 2.45        4.07 - 6.65
                                        2003       13              1.038          13        0.26            1.75               0.97

SMITH BARNEY INVESTMENT SERIES
   Smith Barney Dividend Strategy
      Portfolio                         2004    2,494      0.805 - 1.188       2,665        1.00     1.30 - 2.60      (0.97) - 3.93
                                        2003    1,847      0.791 - 1.169       1,922        0.95     1.30 - 2.45       4.66 - 32.13
                                        2002      389      0.650 - 0.819         265        0.79     1.30 - 2.05  (27.39) - (10.81)
                                        2001      122      0.893 - 1.128         116           -     1.30 - 1.85     (13.55) - 5.22

   Smith Barney Premier Selections
      All Cap Growth Portfolio          2004    2,573     0.863 - 1.282       2,814           -     1.30 - 2.45         0.32 - 1.63
                                        2003    2,325     0.852 - 1.267       2,499           -     1.30 - 2.45        3.43 - 40.78
                                        2002    1,350     0.644 - 0.861       1,005        0.08     1.30 - 2.05   (28.24) - (27.71)
                                        2001      221     0.894 - 1.198         198           -     1.30 - 2.05      (11.57) - 1.82

                                        YEAR               UNIT VALUE        NET    INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN (3)
                                        ENDED   UNITS      LOWEST TO        ASSETS    INCOME         LOWEST TO        LOWEST TO
                                       DEC 31  (000S)      HIGHEST ($)     ($000S)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ------ --------   --------------   ---------- ------------ ---------------- -----------------
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Multiple Discipline Portfolio -
      All Cap Growth and Value           2004  86,831     1.170 - 1.450     114,555        0.37     1.30 - 2.60         1.47 - 5.30
                                         2003  51,100     1.126 - 1.377      64,837        0.12     1.30 - 2.60        1.71 - 34.84
                                         2002   1,294     1.060 - 1.062       1,371           -     1.30 - 2.05       (5.27) - 8.61

   Multiple Discipline Portfolio -
      Balanced All Cap Growth
      and Value                          2004  69,906     1.112 - 1.296      84,896        0.93     1.30 - 2.60         2.30 - 3.68
                                         2003  42,262     1.087 - 1.250      50,139        0.67     1.30 - 2.60        3.72 - 23.08
                                         2002   1,343     1.037 - 1.039       1,393           -     1.30 - 2.05       (1.80) - 6.13

   Multiple Discipline Portfolio -
      Global All Cap Growth and Value    2004  15,077     1.222 - 1.519      20,667        0.58     1.30 - 2.60         5.39 - 8.89
                                         2003   5,305     1.138 - 1.395       6,702        0.40     1.30 - 2.60        5.46 - 35.47
                                         2002     259     1.073 - 1.075         278           -     1.30 - 2.05       (6.36) - 3.07

   Multiple Discipline Portfolio -
      Large Cap Growth and Value         2004   8,334     1.165 - 1.435      10,741        0.94     1.30 - 2.60       (0.68) - 5.36
                                         2003   4,677     1.210 - 1.362       5,793        0.64     1.30 - 2.45        7.86 - 32.88
                                         2002     102     1.068 - 1.069         109           -     1.40 - 2.05       (4.39) - 0.09

THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio      2004   4,239     1.140 - 1.280       5,230        2.99     1.75 - 2.65         1.06 - 4.40
                                         2003   1,274     1.156 - 1.230       1,514        6.06     1.85 - 2.45        3.27 - 23.93
                                         2002     197     0.935 - 0.936         184       10.89     1.85 - 2.05       (4.00) - 2.63

   Disciplined Mid Cap Stock Portfolio   2004     878     1.184 - 1.458       1,132        0.31     1.75 - 2.65       12.37 - 14.30
                                         2003     655     1.038 - 1.279         735        0.46     1.85 - 2.45        2.32 - 39.82
                                         2002     112     0.792 - 0.793          89        0.81     1.85 - 2.05    (10.09) - (2.94)

   Equity Income Portfolio               2004  12,702     1.102 - 1.335      16,268        1.43     1.30 - 2.65        4.50 - 11.99
                                         2003  10,494     1.021 - 1.236      12,393        1.29     1.30 - 2.60        5.21 - 40.78
                                         2002   4,706     0.792 - 0.955       4,123        1.31     1.30 - 2.05    (15.68) - (4.12)
                                         2001   2,860     1.001 - 1.130       2,878        1.47     1.30 - 2.05       (8.08) - 3.01

   Federated High Yield Portfolio        2004   2,134     1.170 - 1.299       2,758        8.24     1.75 - 2.65         0.86 - 8.40
                                         2003   1,636     1.187 - 1.202       1,952       12.59     1.85 - 2.45        3.00 - 20.18
                                         2002     181     0.990 - 0.991         179       29.91     1.85 - 2.05         5.31 - 7.26

   Federated Stock Portfolio             2004     131     1.058 - 1.321         152        1.80     1.75 - 2.45         7.68 - 9.78
                                         2003      97     0.977 - 1.221          98        2.20     1.85 - 2.25       10.40 - 25.32
                                         2002      17             0.782          14        1.67            1.85              (0.76)

   Large Cap Portfolio                   2004   7,325     0.715 - 1.241       6,235        0.81     1.30 - 2.65        3.91 - 11.77
                                         2003   6,574     0.681 - 1.185       5,236        0.50     1.30 - 2.45        3.59 - 27.35
                                         2002   4,594     0.555 - 0.862       2,664        0.50     1.30 - 2.05   (24.36) - (23.77)
                                         2001   4,301     0.730 - 1.138       3,172        0.61     1.30 - 2.05      (18.62) - 4.50

   Lazard International Stock
         Portfolio                       2004   3,759     1.202 - 1.441       5,100        2.04     1.30 - 2.45       10.28 - 14.34
                                         2003   1,903     1.060 - 1.266       2,230        5.52     1.30 - 2.45        3.77 - 26.22
                                         2002      46     0.842 - 0.843          39        2.21     1.85 - 2.05     (6.55) - (0.24)

                                        YEAR               UNIT VALUE        NET    INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN (3)
                                        ENDED   UNITS      LOWEST TO        ASSETS    INCOME         LOWEST TO        LOWEST TO
                                       DEC 31  (000S)      HIGHEST ($)     ($000S)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ------ --------   --------------   ---------- ------------ ---------------- -----------------
THE TRAVELERS SERIES TRUST
(CONTINUED)
   Merrill Lynch Large Cap Core
      Portfolio                         2004    3,157     0.755 - 1.321       2,981        0.60     1.30 - 2.65        2.01 - 15.54
                                        2003    2,838     0.662 - 1.159       2,204        0.75     1.30 - 2.45        3.87 - 25.87
                                        2002    2,747     0.555 - 0.846       1,649        0.61     1.30 - 2.05   (26.67) - (26.09)
                                        2001    2,720     0.753 - 1.151       2,067        0.04     1.30 - 2.05     (23.63) - 19.34

   MFS Emerging Growth Portfolio        2004    6,474     0.647 - 1.367       4,949           -     1.30 - 2.65        3.82 - 11.26
                                        2003    6,735     0.583 - 1.233       4,449           -     1.30 - 2.45        1.90 - 31.83
                                        2002    7,019     0.458 - 0.787       3,402           -     1.30 - 2.05   (35.55) - (35.11)
                                        2001    7,692     0.708 - 1.219       5,501           -     1.30 - 2.05      (37.12) - 2.35

   MFS Mid Cap Growth Portfolio         2004    1,259     0.822 - 1.459       1,293           -     1.75 - 2.45        8.22 - 12.06
                                        2003    1,052     0.736 - 1.306         912           -     1.85 - 2.45        1.87 - 37.37
                                        2002      227     0.548 - 0.549         125           -     1.85 - 2.05    (12.30) - (1.08)

   MFS Value Portfolio                  2004      208     1.114 - 1.120         232        2.99     1.70 - 2.45        1.83 - 14.81

   Pioneer Fund Portfolio               2004    1,006     1.225 - 1.336       1,328        1.20     1.30 - 2.45         0.91 - 9.69
                                        2003      360     1.208 - 1.218         436        3.01     1.30 - 2.45        3.31 - 18.79

   Travelers Quality Bond Portfolio     2004    2,698     1.028 - 1.127       2,976        5.02     1.75 - 2.65         0.19 - 2.28
                                        2003    1,778     1.058 - 1.110       1,950        7.69     1.75 - 2.45       (0.09) - 5.02
                                        2002      565     1.054 - 1.055         597       10.29     1.85 - 2.05         3.13 - 3.94

   U.S. Government Securities
      Portfolio                         2004       32     1.045 - 1.071          33        2.35     1.75 - 2.55         4.06 - 6.20

TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation
      Portfolio                         2004    4,534     0.864 - 1.287       4,465        0.14     1.30 - 2.60         0.85 - 5.44
                                        2003    3,968     0.824 - 1.229       3,587           -     1.30 - 2.60        1.66 - 31.32
                                        2002    3,141     0.647 - 0.901       2,083           -     1.30 - 2.05   (25.46) - (22.54)
                                        2001    2,139     0.863 - 1.206       1,854           -     1.30 - 2.05      (11.66) - 3.25

   MFS Total Return Portfolio           2004   54,146     1.095 - 1.343      68,423        2.86     1.30 - 2.65         8.05 - 9.99
                                        2003   44,879     1.038 - 1.221      52,177        3.23     1.30 - 2.60        4.65 - 19.58
                                        2002   20,936     0.906 - 1.061      21,749        7.45     1.30 - 2.05     (7.22) - (6.52)
                                        2001   11,386     0.973 - 1.135      12,854        2.72     1.30 - 2.05       (1.57) - 3.54

   Pioneer Strategic Income
      Portfolio                         2004      260     1.088 - 1.096         283       20.96     1.30 - 2.45        0.74 - 11.19

   SB Adjustibale Rate Income
      Portfolio - Class I Shares        2004    4,939     0.982 - 0.998       4,896        1.71     1.30 - 2.60     (1.41) - (0.10)
                                        2003      561     0.996 - 1.000         560        0.65     1.30 - 2.60       (0.40) - 0.10

   Smith Barney Aggressive
      Growth Portfolio                  2004   50,711     0.862 - 1.359      64,062           -     1.30 - 2.60         1.92 - 8.57
                                        2003   41,866     0.798 - 1.258      48,504           -     1.30 - 2.60        4.12 - 39.78
                                        2002   24,219     0.604 - 0.870      20,422           -     1.30 - 2.05   (33.99) - (33.54)
                                        2001   17,363     0.912 - 1.309      22,416           -     1.30 - 2.05      (8.33) - 12.63

                                        YEAR               UNIT VALUE        NET    INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN (3)
                                        ENDED   UNITS      LOWEST TO        ASSETS    INCOME         LOWEST TO        LOWEST TO
                                       DEC 31  (000S)      HIGHEST ($)     ($000S)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ------ --------   --------------   ---------- ------------ ---------------- -----------------
TRAVELERS SERIES FUND INC. (CONTINUED)
   Smith Barney High Income Portfolio   2004   21,164     1.134 - 1.372      27,423        8.78     1.30 - 2.60         0.08 - 9.02
                                        2003   18,563     1.043 - 1.263      22,024       11.23     1.30 - 2.60        0.46 - 25.81
                                        2002    5,344     0.830 - 0.985       4,647       27.71     1.30 - 2.05     (5.21) - (4.45)
                                        2001    3,763     0.872 - 1.037       3,304       11.71     1.30 - 2.05       (5.22) - 2.57

   Smith Barney International All Cap
      Growth Portfolio                  2004    3,639     0.654 - 1.432       2,736        0.95     1.30 - 2.45       15.01 - 16.34
                                        2003    3,772     0.563 - 1.235       2,412        0.96     1.30 - 2.45       14.93 - 32.61
                                        2002    8,011     0.449 - 0.853       4,559        1.27     1.30 - 2.05   (27.23) - (26.67)
                                        2001    4,380     0.613 - 1.169       2,698           -     1.30 - 2.05      (32.27) - 3.36

   Smith Barney Large Cap Value
      Portfolio                         2004    8,722     0.906 - 1.322       8,890        1.88     1.30 - 2.45         7.96 - 9.29
                                        2003    9,385     0.833 - 1.216       8,757        1.79     1.30 - 2.45       10.68 - 40.26
                                        2002    9,123     0.664 - 0.806       6,658        4.15     1.30 - 2.05   (26.98) - (22.83)
                                        2001    7,887     0.906 - 1.101       7,709        1.38     1.30 - 2.05       (9.60) - 1.66

   Smith Barney Large Capitalization
      Growth Portfolio                  2004   25,639     0.914 - 1.354      28,370        0.36     1.30 - 2.60       (4.25) - 2.20
                                        2003   25,838     0.925 - 1.373      28,800        0.03     1.30 - 2.60        2.47 - 51.84
                                        2002   15,605     0.637 - 0.872      10,353        0.35     1.30 - 2.05   (26.33) - (25.78)
                                        2001   15,426     0.860 - 1.181      13,424           -     1.30 - 2.05      (13.83) - 9.10

   Smith Barney Mid Cap Core Portfolio  2004   12,312     1.020 - 1.353      16,480           -     1.30 - 2.45        7.75 - 12.30
                                        2003   11,292     0.940 - 1.247      13,921           -     1.30 - 2.45        3.03 - 40.16
                                        2002    7,534     0.737 - 0.979       7,254        0.10     1.30 - 2.05   (20.78) - (20.15)
                                        2001    6,013     0.927 - 1.233       7,263           -     1.30 - 2.05     (11.40) - 12.91

   Smith Barney Money Market Portfolio  2004   17,620     0.966 - 1.066      17,818        0.82     1.30 - 2.45     (1.63) - (0.37)
                                        2003   23,357     0.978 - 1.070      23,854        0.66     1.30 - 2.45       (1.50) - 0.00
                                        2002   23,533     0.992 - 1.077      24,476        1.25     1.30 - 2.05     (0.80) - (0.09)
                                        2001   20,381     1.000 - 1.078      21,555        3.06     1.30 - 2.05       (0.10) - 2.37

   Strategic Equity Portfolio           2004   10,790     0.720 - 1.369       8,881        1.42     1.30 - 2.60         7.45 - 8.81
                                        2003   11,342     0.663 - 1.263       8,404           -     1.30 - 2.60        1.53 - 31.24
                                        2002   11,839     0.508 - 0.749       6,281        0.60     1.30 - 2.05   (34.93) - (34.49)
                                        2001   12,146     0.777 - 1.148       9,566        0.21     1.30 - 2.05     (14.71) - 10.40

   Travelers Managed Income Portfolio   2004   18,096     1.032 - 1.222      20,142        4.63     1.30 - 2.45       (0.48) - 2.86
                                        2003   17,342     1.028 - 1.204      19,275        4.83     1.30 - 2.45         0.19 - 7.02
                                        2002   10,172     0.981 - 1.125      10,922       12.00     1.30 - 2.05         0.10 - 0.90
                                        2001    7,005     0.980 - 1.115       7,758        4.88     1.30 - 2.05       (2.87) - 5.30

   Van Kampen Enterprise Portfolio      2004    3,403     0.656 - 1.219       2,532        0.57     1.30 - 2.45       (0.70) - 2.48
                                        2003    3,359     0.641 - 1.193       2,350        0.17     1.30 - 2.45        9.33 - 27.94
                                        2002    3,316     0.519 - 0.828       1,776        0.73     1.30 - 2.05   (30.76) - (26.94)
                                        2001    3,805     0.746 - 1.193       2,870           -     1.30 - 2.05      (22.45) - 2.21

VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio - Class II Shares 2004    3,714     1.127 - 1.433       4,863        0.69     1.75 - 2.65       13.09 - 15.26
                                        2003    2,528     0.979 - 1.247       2,788        0.43     1.85 - 2.45        1.55 - 31.02
                                        2002      760     0.764 - 0.766         582           -     1.85 - 2.05      (15.55) - 0.79

                                        YEAR               UNIT VALUE        NET    INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN (3)
                                        ENDED   UNITS      LOWEST TO        ASSETS    INCOME         LOWEST TO        LOWEST TO
                                       DEC 31  (000S)      HIGHEST ($)     ($000S)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ------ --------   --------------   ---------- ------------ ---------------- -----------------
VAN KAMPEN LIFE INVESTMENT TRUST
(CONTINUED)
   Emerging Growth Portfolio -
      Class I Shares                    2004    9,178     0.704 - 1.264       7,243           -    1.30 - 2.60         3.29 - 8.69
                                        2003    9,929     0.668 - 1.201       7,282           -    1.30 - 2.60        0.33 - 28.77
                                        2002    9,507     0.533 - 0.752       5,180        0.36    1.30 - 2.05   (33.86) - (33.37)
                                        2001   10,747     0.802 - 1.134       8,712        0.10    1.30 - 2.05      (32.55) - 3.18

   Enterprise Portfolio -
      Class II Shares                   2004       98     0.904 - 1.207          98        0.14    1.85 - 2.25         1.52 - 3.78
                                        2003       85     0.889 - 1.187          80        0.32    1.85 - 2.25        8.68 - 23.51
                                        2002       78             0.723          57           -           1.85              (8.25)

VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth
    Opportunities Portfolio             2004    3,913     1.083 - 1.546       5,611        0.09    1.30 - 2.60       12.66 - 14.08
                                        2003    4,919     0.953 - 1.360       6,374           -    1.30 - 2.60        3.10 - 46.11
                                        2002      531     0.685 - 0.887         420           -    1.30 - 2.05   (27.13) - (23.31)
                                        2001       94     0.945 - 1.215          95           -    1.30 - 1.85       (6.25) - 5.01

VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R) Portfolio -
      Service Class                     2004    8,691     1.154 - 1.419      11,222        0.24    1.30 - 2.60       12.38 - 13.83
                                        2003    7,290     1.017 - 1.254       8,223        0.26    1.30 - 2.60        4.59 - 34.23
                                        2002    4,210     0.804 - 0.995       3,538        0.73    1.30 - 2.05    (11.27) - (1.18)
                                        2001    4,260     0.902 - 1.119       3,890        0.62    1.30 - 2.05      (13.68) - 3.61

   Contrafund(R) Portfolio -
      Service Class 2                   2004    2,401     1.226 - 1.401       3,177        0.18    1.75 - 2.65        7.19 - 13.02
                                        2003    1,349     1.087 - 1.243       1,569        0.16    1.85 - 2.45        3.50 - 31.99
                                        2002      389     0.865 - 0.867         337           -    1.85 - 2.05    (11.98) - (2.92)
VARIABLE INSURANCE PRODUCTS FUND III
   Dynamic Capital Appreciation
      Portfolio - Service Class 2       2004      248     1.053 - 1.155         267           -    1.85 - 2.25     (6.02) - (0.57)
                                        2003      214     1.059 - 1.164         229           -    1.85 - 2.25       22.71 - 30.35
                                        2002      163             0.863         141        0.20           1.85               10.93

   Mid Cap Portfolio - Service Class 2  2004    9,909     1.226 - 1.643      15,358           -    1.30 - 2.65       18.09 - 23.08
                                        2003    6,041     1.155 - 1.341       7,600        0.08    1.30 - 2.45      (0.60) - 45.51
                                        2002      892     0.853 - 0.857         762           -    1.30 - 2.05      (15.12) - 0.94

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

  8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
     FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                             CAPITAL APPRECIATION FUND     HIGH YIELD BOND TRUST            MANAGED ASSETS TRUST
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................        387,826        237,398             --             --             --             --
Accumulation units purchased and
   transferred from other funding options         82,570        250,558         70,158             --         13,189             --
Accumulation units redeemed and
   transferred to other funding options .        (20,229)      (100,130)           (95)            --             --             --
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................        450,167        387,826         70,063             --         13,189             --
                                            ============   ============   ============   ============   ============   ============

                                                                              AIM V.I. CAPITAL
                                                                              APPRECIATION FUND -         AIM V.I. MIDICAP CORE
                                              MONEY MARKET PORTFOLIO              SERIES II              EQUITY FUND - SERIES II
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................      2,367,994        989,622             --             --             --             --
Accumulation units purchased and
   transferred from other funding options      2,730,986      3,402,701        167,390             --        227,327             --
Accumulation units redeemed and
   transferred to other funding options .     (3,071,613)    (2,024,329)        (2,784)            --         (4,860)            --
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................      2,027,367      2,367,994        164,606             --        222,467             --
                                            ============   ============   ============   ============   ============   ============

                                              AIM V.I. PREMIER EQUITY    ALLIANCEBERNSTEIN GROWTH AND   ALLIANCEBERNSTEIN PREMIER
                                                   FUND - SERIES I        INCOME PORTFOLIO - CLASS B    GROWTH PORTFOLIO - CLASS B
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................      1,689,913      1,459,897      3,400,824        702,024     10,240,351     11,167,220
Accumulation units purchased and
   transferred from other funding options         60,346        620,739        971,837      3,115,128        525,651        735,469
Accumulation units redeemed and
   transferred to other funding options .       (314,137)      (390,723)      (363,665)      (416,328)    (1,207,608)    (1,662,338)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................      1,436,122      1,689,913      4,008,996      3,400,824      9,558,394     10,240,351
                                            ============   ============   ============   ============   ============   ============

                                                 GLOBAL GROWTH FUND -            GROWTH FUND -             GROWTH-INCOME FUND -
                                                   CLASS 2 SHARES               CLASS 2 SHARES                CLASS 2 SHARES
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................     19,299,029     13,459,933     49,144,008     25,489,125     56,026,368     27,288,715
Accumulation units purchased and
   transferred from other funding options      6,954,632      7,407,130     21,467,350     27,831,169     22,064,225     33,020,091
Accumulation units redeemed and
   transferred to other funding options .     (2,266,685)    (1,568,034)    (4,684,526)    (4,176,286)    (5,245,979)    (4,282,438)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................     23,986,976     19,299,029     65,926,832     49,144,008     72,844,614     56,026,368
                                            ============   ============   ============   ============   ============   ============

  8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
     FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                               CREDIT SUISSE TRUST             DELAWARE VIP REIT         DREYFUS VIF APPRECIATION
                                            EMERGING MARKETS PORTFOLIO      SERIES - STANDARD CLASS     PORTFOLIO - INITIAL SHARES
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................        113,605         54,048      1,242,699        423,304        418,169        136,153
Accumulation units purchased and
   transferred from other funding options          1,473         65,088        554,357        941,939        140,601        307,675
Accumulation units redeemed and
   transferred to other funding options .         (6,752)        (5,531)      (163,137)      (122,544)      (119,726)       (25,659)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................        108,326        113,605      1,633,919      1,242,699        439,044        418,169
                                            ============   ============   ============   ============   ============   ============

                                               DREYFUS VIF DEVELOPING      FRANKLIN RISING DIVIDENDS
                                                  LEADERS PORTFOLIO -          SECURITIES FUND -        FRANKLIN SMALL CAP FUND -
                                                    INITIAL SHARES               CLASS 2 SHARES               CLASS 2 SHARES
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................      1,134,896        460,225             --             --      9,765,994      6,102,868
Accumulation units purchased and
   transferred from other funding options        342,741        774,492        389,716             --      2,617,961      5,042,364
Accumulation units redeemed and
   transferred to other funding options .        (44,123)       (99,821)        (4,166)            --     (1,194,996)    (1,379,238)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................      1,433,514      1,134,896        385,550             --     11,188,959      9,765,994
                                            ============   ============   ============   ============   ============   ============

                                                                             TEMPLETON DEVELOPING
                                              MUTUAL SHARES SECURITIES        MARKETS SECURITIES       TEMPLETON FOREIGN SECURITIES
                                                FUND - CLASS 2 SHARES        FUND - CLASS 2 SHARES         FUND - CLASS 2 SHARES
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................      8,301,108        975,868        751,857             --      9,570,609      5,263,098
Accumulation units purchased and
   transferred from other funding options      5,102,214      7,650,912      1,566,201        754,729      5,146,720      4,981,671
Accumulation units redeemed and
   transferred to other funding options .       (738,514)      (325,672)      (171,690)        (2,872)      (871,136)      (674,160)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................     12,664,808      8,301,108      2,146,368        751,857     13,846,193      9,570,609
                                            ============   ============   ============   ============   ============   ============

                                            TEMPLETON GROWTH SECURITIES                                    DIVERSIFIED STRATEGIC
                                               FUND - CLASS 2 SHARES         APPRECIATION PORTFOLIO           INCOME PORTFOLIO
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................        507,273        148,644     24,386,123     12,921,878     11,488,270      5,981,193
Accumulation units purchased and
   transferred from other funding options      1,311,422        431,418      5,796,508     12,809,663      4,597,592      6,815,194
Accumulation units redeemed and
   transferred to other funding options .        (49,307)       (72,789)    (1,948,449)    (1,345,418)    (1,808,054)    (1,308,117)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................      1,769,388        507,273     28,234,182     24,386,123     14,277,808     11,488,270
                                            ============   ============   ============   ============   ============   ============

  8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
     FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                                                             SALOMON BROTHERS
                                              EQUITY INDEX PORTFOLIO -                                  VARIABLE AGGRESSIVE GROWTH
                                                  CLASS II SHARES         FUNDAMENTAL VALUE PORTFOLIO      FUND - CLASS I SHARES
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................     11,968,785      6,315,720     29,651,970     19,474,029        291,944          2,659
Accumulation units purchased and
   transferred from other funding options      3,696,752      7,057,784      7,721,125     12,779,260        262,481        308,389
Accumulation units redeemed and
   transferred to other funding options .     (1,682,310)    (1,404,719)    (2,536,831)    (2,601,319)       (17,797)       (19,104)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................     13,983,227     11,968,785     34,836,264     29,651,970        536,628        291,944
                                            ============   ============   ============   ============   ============   ============

                                              AGGRESSIVE GROWTH FUND -      GROWTH & INCOME FUND -          BALANCED PORTFOLIO -
                                                  CLASS II SHARES               CLASS I SHARES                 SERVICE SHARES
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................         12,551             --         68,119         16,195        945,810        197,471
Accumulation units purchased and
   transferred from other funding options        500,056         12,551         15,858         59,121        241,230        768,998
Accumulation units redeemed and
   transferred to other funding options .         (2,232)            --        (14,632)        (7,197)       (40,181)       (20,659)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................        510,375         12,551         69,345         68,119      1,146,859        945,810
                                            ============   ============   ============   ============   ============   ============

                                                GLOBAL LIFE SCIENCES          GLOBAL TECHNOLOGY         MID CAP GROWTH PORTFOLIO -
                                             PORTFOLIO - SERVICE SHARES    PORTFOLIO - SERVICE SHARES        SERVICE SHARES
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................         50,358          2,339        180,164          9,994      5,777,100      5,698,387
Accumulation units purchased and
   transferred from other funding options          2,397         48,589         31,122        177,267        407,184      1,204,408
Accumulation units redeemed and
   transferred to other funding options .         (6,974)          (570)       (24,134)        (7,097)      (846,104)    (1,125,695)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
  end of year ...........................         45,781         50,358        187,152        180,164      5,338,180      5,777,100
                                            ============   ============   ============   ============   ============   ============

                                            WORLDWIDE GROWTH PORTFOLIO -       LAZARD RETIREMENT
                                                  SERVICE SHARES              SMALL CAP PORTFOLIO       GROWTH AND INCOME PORTFOLIO
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................        307,126        119,375        674,578             --      3,559,715             --
Accumulation units purchased and
   transferred from other funding options        138,214        231,410      1,433,903        678,699      4,994,787      3,643,348
Accumulation units redeemed and
   transferred to other funding options .       (192,796)       (43,659)      (191,781)        (4,121)      (278,352)       (83,633)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................        252,544        307,126      1,916,700        674,578      8,276,150      3,559,715
                                            ============   ============   ============   ============   ============   ============

  8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
     FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                              MERRILL LYNCH GLOBAL         MERRILL LYNCH VALUE
                                                                             ALLOCATION V.I. FUND -      OPPORTUNITIES V.I. FUND -
                                              MID-CAP VALUE PORTFOLIO               CLASS III                    CLASS III
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................      3,701,652             --         22,184             --         10,276             --
Accumulation units purchased and
   transferred from other funding options      5,400,351      3,760,774      1,157,853         22,184      1,214,962         10,276
Accumulation units redeemed and
   transferred to other funding options .       (300,959)       (59,122)        (2,602)            --        (24,424)            --
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................      8,801,044      3,701,652      1,177,435         22,184      1,200,814         10,276
                                            ============   ============   ============   ============   ============   ============

                                              APPRECIATION FUND/VA -     OPPENHEIMER GLOBAL SECURITIES   OPPENHEIMER MAIN STREET
                                                  SERVICE SHARES           FUND/VA - SERVICE SHARES      FUND/VA - SERVICE SHARES
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................             --             --             --             --             --             --
Accumulation units purchased and
   transferred from other funding options        111,022             --        209,368             --          2,019             --
Accumulation units redeemed and
   transferred to other funding options .             --             --           (352)            --             --             --
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................        111,022             --        209,016             --          2,019             --
                                            ============   ============   ============   ============   ============   ============

                                              REAL RETURN PORTFOLIO -      TOTAL RETURN PORTFOLIO -     PIONEER AMERICA INCOME VCT
                                               ADMINISTRATIVE CLASS         ADMINISTRATIVE CLASS        PORTFOLIO - CLASS II SHARES
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................      5,346,154             --     51,347,980     23,265,247             --             --
Accumulation units purchased and
   transferred from other funding options      8,334,411      5,674,162     17,243,747     37,869,849        223,083             --
Accumulation units redeemed and
   transferred to other funding options .     (1,347,641)      (328,008)    (8,702,491)    (9,787,116)        (5,449)            --
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................     12,332,924      5,346,154     59,889,236     51,347,980        217,634             --
                                            ============   ============   ============   ============   ============   ============

                                               PIONEER BALANCED VCT       PIONEER EMERGING MARKETS VCT  PIONEER EQUITY INCOME VCT
                                            PORTFOLIO - CLASS II SHARES   PORTFOLIO - CLASS II SHARES   PORTFOLIO - CLASS II SHARES
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................             --             --             --             --             --             --
Accumulation units purchased and
   transferred from other funding options         63,371             --         82,596             --        573,331             --
Accumulation units redeemed and
   transferred to other funding options .             (1)            --         (2,963)            --        (12,970)            --
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................         63,370             --         79,633             --        560,361             --
                                            ============   ============   ============   ============   ============   ============

  8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
     FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                           PIONEER EUROPE VCT PORTFOLIO - PIONEER FUND VCT PORTFOLIO -   PIONEER GROWTH SHARES VCT
                                                 CLASS II  SHARES               CLASS II SHARES         PORTFOLIO - CLASS II SHARES
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................             --             --         12,553             --             --             --
Accumulation units purchased and
   transferred from other funding options         14,289             --        331,552         12,553         21,092             --
Accumulation units redeemed and
   transferred to other funding options .             --             --         (1,029)            --             (2)            --
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................         14,289             --        343,076         12,553         21,090             --
                                            ============   ============   ============   ============   ============   ============

                                                                            PIONEER INTERNATIONAL
                                              PIONEER HIGH YIELD VCT        VALUE VCT PORTFOLIO -       PIONEER MID CAP VALUE VCT
                                            PORTFOLIO - CLASS II SHARES         CLASS II SHARES        PORTFOLIO - CLASS II SHARES
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................         12,731             --             --             --             --             --
Accumulation units purchased and
   transferred from other funding options      1,008,326         12,731         28,542             --        116,359             --
Accumulation units redeemed and
   transferred to other funding options .       (288,061)            --             --             --         (2,465)            --
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................        732,996         12,731         28,542             --        113,894             --
                                            ============   ============   ============   ============   ============   ============

                                                                            PIONEER INTERNATIONAL          PIONEER REAL ESTATE
                                              GROWTH VCT PORTFOLIO -        VALUE VCT PORTFOLIO -         SHARES VCT PORTFOLIO -
                                                 CLASS II SHARES              CLASS II SHARES                 CLASS II SHARES
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................             --             --             --             --             --             --
Accumulation units purchased and
   transferred from other funding options        177,139             --         17,809             --         63,455             --
Accumulation units redeemed and
   transferred to other funding options .             --             --             --             --         (9,840)            --
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................        177,139             --         17,809             --         53,615             --
                                            ============   ============   ============   ============   ============   ============


                                            PIONEER SMALL CAP VALUE VCT   PIONEER SMALL COMPANY VCT    PIONEER STRATEGIC INCOME VCT
                                            PORTFOLIO - CLASS II SHARES   PORTFOLIO - CLASS II SHARES  PORTFOLIO - CLASS II SHARES
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................             --             --             --             --             --             --
Accumulation units purchased and
   transferred from other funding options         80,763             --         25,467             --        882,270             --
Accumulation units redeemed and
   transferred to other funding options .             (6)            --             (2)            --       (190,691)            --
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................         80,757             --         25,465             --        691,579             --
                                            ============   ============   ============   ============   ============   ============

  8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
     FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                            PIONEER VALUE VCT PORTFOLIO -  PUTNAM VT DISCOVERY GROWTH     PUTNAM VT INTERNATIONAL
                                                  CLASS II SHARES           FUND - CLASS IB SHARES     EQUITY FUND - CLASS IB SHARES
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................             --             --        501,892        341,450      2,562,350        956,296
Accumulation units purchased and
   transferred from other funding options        233,270             --         24,861        313,662        321,784      1,952,936
Accumulation units redeemed and
   transferred to other funding options .           (517)            --        (65,850)      (153,220)      (310,475)      (346,882)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................        232,753             --        460,903        501,892      2,573,659      2,562,350
                                            ============   ============   ============   ============   ============   ============

                                             PUTNAM VT SMALL CAP VALUE
                                              FUND - CLASS IB SHARES         ALL CAP FUND - CLASS I      INVESTORS FUND - CLASS I
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
  beginning of year .....................      3,940,694      1,943,407     11,797,055      8,600,430      7,847,604      4,822,758
Accumulation units purchased and
   transferred from other funding options      1,249,064      2,686,964      4,515,501      4,613,163      4,077,857      4,712,269
Accumulation units redeemed and
   transferred to other funding options .       (598,271)      (689,677)    (1,479,578)    (1,416,538)      (806,289)    (1,687,423)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................      4,591,487      3,940,694     14,832,978     11,797,055     11,119,172      7,847,604
                                            ============   ============   ============   ============   ============   ============

                                              LARGE CAP GROWTH FUND -       SMALL CAP GROWTH FUND -        TOTAL RETURN FUND -
                                                      CLASS I                       CLASS I                      CLASS II
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................        161,971         19,317      4,246,985      1,701,165         12,647             --
Accumulation units purchased and
   transferred from other funding options        369,382        161,880      2,216,086      3,698,959         67,489         12,647
Accumulation units redeemed and
   transferred to other funding options .        (36,195)       (19,226)      (673,163)    (1,153,139)        (6,423)            --
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................        495,158        161,971      5,789,908      4,246,985         73,713         12,647
                                            ============   ============   ============   ============   ============   ============

                                                                             SMITH BARNEY PREMIER          MULTIPLE DISCIPLINE
                                               SMITH BARNEY DIVIDEND          SELECTIONS ALL CAP           PORTFOLIO - ALL CAP
                                                 STRATEGY PORTFOLIO            GROWTH PORTFOLIO              GROWTH AND VALUE
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................      1,846,971        389,475      2,325,143      1,349,956     51,100,251      1,293,527
Accumulation units purchased and
   transferred from other funding options        915,762      1,622,374        424,222      1,296,315     40,926,094     51,601,649
Accumulation units redeemed and
   transferred to other funding options .       (268,471)      (164,878)      (176,703)      (321,128)    (5,195,625)    (1,794,925)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................      2,494,262      1,846,971      2,572,662      2,325,143     86,830,720     51,100,251
                                            ============   ============   ============   ============   ============   ============

  8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
     FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                               MULTIPLE DISCIPLINE           MULTIPLE DISCIPLINE           MULTIPLE DISCIPLINE
                                             PORTFOLIO - BALANCED ALL       PORTFOLIO - GLOBAL ALL        PORTFOLIO - LARGE CAP
                                               CAP GROWTH AND VALUE          CAP GROWTH AND VALUE            GROWTH AND VALUE
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
beginning of year .......................     42,261,986      1,342,930      5,304,823        259,191      4,677,247        102,370
Accumulation units purchased and
transferred from other funding options ..     34,839,047     42,176,050     10,695,051      5,069,212      4,165,856      4,863,708
Accumulation units redeemed and
transferred to other funding options ....     (7,195,024)    (1,256,994)      (922,532)       (23,580)      (508,945)      (288,831)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
end of year .............................     69,906,009     42,261,986     15,077,342      5,304,823      8,334,158      4,677,247
                                            ============   ============   ============   ============   ============   ============

                                              CONVERTIBLE SECURITIES          DISCIPLINED MID CAP
                                                     PORTFOLIO                  STOCK PORTFOLIO           EQUITY INCOME PORTFOLIO
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................      1,274,482        196,649        654,610        111,840     10,494,423      4,706,152
Accumulation units purchased and
   transferred from other funding options      3,607,598      1,125,063        301,348        606,089      3,191,442      6,866,634
Accumulation units redeemed and
   transferred to other funding options .       (643,423)       (47,230)       (77,879)       (63,319)      (984,077)    (1,078,363)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................      4,238,657      1,274,482        878,079        654,610     12,701,788     10,494,423
                                            ============   ============   ============   ============   ============   ============

                                               FEDERATED HIGH YIELD
                                                     PORTFOLIO             FEDERATED STOCK PORTFOLIO        LARGE CAP PORTFOLIO
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................      1,635,806        180,699         97,328         17,425      6,574,239      4,594,012
Accumulation units purchased and
   transferred from other funding options        780,517      1,582,050         39,854         90,043      2,391,056      2,447,139
Accumulation units redeemed and
   transferred to other funding options .       (282,384)      (126,943)        (6,414)       (10,140)    (1,640,163)      (466,912)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................      2,133,939      1,635,806        130,768         97,328      7,325,132      6,574,239
                                            ============   ============   ============   ============   ============   ============

                                               LAZARD INTERNATIONAL        MERRILL LYNCH LARGE CAP
                                                  STOCK PORTFOLIO               CORE PORTFOLIO         MFS EMERGING GROWTH PORTFOLIO
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................      1,903,386         46,109      2,837,730      2,747,159      6,734,842      7,019,090
Accumulation units purchased and
   transferred from other funding options      2,018,122      1,871,205        505,910        559,589        455,198        884,708
Accumulation units redeemed and
   transferred to other funding options .       (162,297)       (13,928)      (186,964)      (469,018)      (716,187)    (1,168,956)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................      3,759,211      1,903,386      3,156,676      2,837,730      6,473,853      6,734,842
                                            ============   ============   ============   ============   ============   ============

  8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
     FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                           MFS MID CAP GROWTH PORTFOLIO       MFS VALUE PORTFOLIO        PIONEER FUND PORTFOLIO
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................      1,051,931        227,112             --             --        360,062             --
Accumulation units purchased and
   transferred from other funding options        320,982        967,229        209,540             --        716,662        377,867
Accumulation units redeemed and
   transferred to other funding options .       (113,422)      (142,410)        (1,704)            --        (70,564)       (17,805)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................      1,259,491      1,051,931        207,836             --      1,006,160        360,062
                                            ============   ============   ============   ============   ============   ============

                                              TRAVELERS QUALITY BOND      U.S. GOVERNMENT SECURITIES            AIM CAPITAL
                                                     PORTFOLIO                     PORTFOLIO              APPRECIATION PORTFOLIO
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................      1,778,132        565,407             --             --      3,968,317      3,141,149
Accumulation units purchased and
   transferred from other funding options      1,504,156      1,345,358         91,531             --        998,893        990,010
Accumulation units redeemed and
   transferred to other funding options .       (584,735)      (132,633)       (59,663)            --       (433,023)      (162,842)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................      2,697,553      1,778,132         31,868             --      4,534,187      3,968,317
                                            ============   ============   ============   ============   ============   ============

                                                                                PIONEER STRATEGIC        SB ADJUSTABLE RATE INCOME
                                              MFS TOTAL RETURN PORTFOLIO         INCOME PORTFOLIO        PORTFOLIO - CLASS I SHARES
                                             ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................     44,879,196     20,935,636             --             --        561,248             --
Accumulation units purchased and
   transferred from other funding options     13,799,676     27,984,143        260,852             --      4,937,277        627,058
Accumulation units redeemed and
   transferred to other funding options .     (4,533,009)    (4,040,583)        (1,293)            --       (559,619)       (65,810)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................     54,145,863     44,879,196        259,559             --      4,938,906        561,248
                                            ============   ============   ============   ============   ============   ============

                                              SMITH BARNEY AGGRESSIVE      SMITH BARNEY HIGH INCOME     SMITH BARNEY INTERNATIONAL
                                                 GROWTH PORTFOLIO                 PORTFOLIO              ALL CAP GROWTH PORTFOLIO
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................     41,866,002     24,218,756     18,563,375      5,344,417      3,771,812      8,011,104
Accumulation units purchased and
   transferred from other funding options     13,391,618     20,892,464      5,818,299     16,193,656        386,680     25,600,358
Accumulation units redeemed and
   transferred to other funding options .     (4,546,188)    (3,244,917)    (3,218,149)    (2,974,698)      (519,965)   (29,839,650)
Annuity units ...........................           (285)          (301)            --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................     50,711,147     41,866,002     21,163,525     18,563,375      3,638,527      3,771,812
                                            ============   ============   ============   ============   ============   ============

  8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
     FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                              SMITH BARNEY LARGE
                                              SMITH BARNEY LARGE CAP            CAPITALIZATION             SMITH BARNEY MID CAP
                                                 VALUE PORTFOLIO                GROWTH PORTFOLIO               CORE PORTFOLIO
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................      9,385,070      9,122,942     25,837,942     15,605,068     11,292,358      7,533,513
Accumulation units purchased and
   transferred from other funding options        268,768      1,329,525      6,044,985     13,187,077      2,559,716      4,962,019
Accumulation units redeemed and
   transferred to other funding options .       (932,010)    (1,067,397)    (6,244,178)    (2,954,203)    (1,540,370)    (1,203,012)
Annuity units ...........................             --             --             --             --           (153)          (162)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................      8,721,828      9,385,070     25,638,749     25,837,942     12,311,551     11,292,358
                                            ============   ============   ============   ============   ============   ============

                                                SMITH BARNEY MONEY                                           TRAVELERS MANAGED
                                                  MARKET PORTFOLIO        STRATEGIC EQUITY PORTFOLIO         INCOME PORTFOLIO
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................     23,356,740     23,532,635     11,341,513     11,839,343     17,341,547     10,171,665
Accumulation units purchased and
   transferred from other funding options     26,019,994     89,667,708        497,172      1,291,461      4,960,032     12,342,651
Accumulation units redeemed and
   transferred to other funding options .    (31,756,859)   (89,843,603)    (1,049,000)    (1,789,291)    (4,205,581)    (5,172,769)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................     17,619,875     23,356,740     10,789,685     11,341,513     18,095,998     17,341,547
                                            ============   ============   ============   ============   ============   ============

                                              VAN KAMPEN ENTERPRISE           COMSTOCK PORTFOLIO -      EMERGING GROWTH PORTFOLIO -
                                                     PORTFOLIO                   CLASS II SHARES              CLASS I SHARES
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................      3,359,403      3,316,267      2,528,291        760,327      9,929,494      9,506,676
Accumulation units purchased and
   transferred from other funding options        266,749        398,641      1,445,294      1,983,099        540,042      1,524,830
Accumulation units redeemed and
   transferred to other funding options .       (223,601)      (355,505)      (259,863)      (215,135)    (1,291,210)    (1,102,012)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................      3,402,551      3,359,403      3,713,722      2,528,291      9,178,326      9,929,494
                                            ============   ============   ============   ============   ============   ============

                                                                                SMITH BARNEY
                                               ENTERPRISE PORTFOLIO -         SMALL CAP GROWTH           CONTRAFUND(R) PORTFOLIO -
                                                  CLASS II SHARES           OPPORTUNITIES PORTFOLIO           SERVICE CLASS
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
   beginning of year ....................         85,441         78,186      4,918,595        531,048      7,289,922      4,209,842
Accumulation units purchased and
   transferred from other funding options         21,216         67,283      2,361,169      5,386,530      1,988,331      3,582,998
Accumulation units redeemed and
   transferred to other funding options .         (8,780)       (60,028)    (3,366,894)      (998,775)      (587,158)      (502,918)
Annuity units ...........................             --             --           (197)          (208)            --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................         97,877         85,441      3,912,673      4,918,595      8,691,095      7,289,922
                                            ============   ============   ============   ============   ============   ============

  8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
     FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                               DYNAMIC CAPITAL
                                             CONTRAFUND(R) PORTFOLIO -     APPRECIATION PORTFOLIO -         MID CAP PORTFOLIO -
                                                  SERVICE CLASS 2              SERVICE CLASS 2                SERVICE CLASS 2
                                            ---------------------------   ---------------------------  ----------------------------
                                                2004           2003            2004         2003           2004           2003
                                                ----           ----            ----         ----           ----           ----
Accumulation and annuity units
    beginning of year ...................      1,348,931        388,721        213,727        163,295      6,041,101        892,237
Accumulation units purchased and
   transferred from other funding options      1,116,538      1,024,157         34,553         50,448      4,456,302      5,777,489
Accumulation units redeemed and
   transferred to other funding options          (64,244)       (63,947)          (462)           (16)      (588,103)      (628,625)
Annuity units ...........................             --             --             --             --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year ..........................      2,401,225      1,348,931        247,818        213,727      9,909,300      6,041,101
                                            ============   ============   ============   ============   ============   ============


                                                       COMBINED
                                             ---------------------------
                                                2004           2003
                                                ----           ----
Accumulation and annuity units
   beginning of year ....................    746,043,281    371,199,382
Accumulation units purchased and
   transferred from other funding options    353,080,851    569,658,850
 Accumulation units redeemed and
   transferred to other funding options .   (130,731,799)  (194,814,280)
 Annuity units                                      (635)          (671)
                                            ------------   ------------
 Accumulation and annuity units
   end of year ..........................    968,391,698    746,043,281
                                            ============   ============

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors of the Travelers Life and Annuity Company and Owners of Variable Annuity Contracts of The Travelers Separate Account Ten for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Separate Account Ten for Variable Annuities as of December 31, 2004 and the related statement of operations for the year then ended, the statement of changes in net assets for each of years in the two-year period then ended, and financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Travelers Separate Account Ten for Variable Annuities as of December 31, 2004, the results of its operations for the year then ended, the changes in the net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Hartford, Connecticut
March 16, 2005

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                              Hartford, Connecticut












This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Separate Account Ten for Variable Annuities or shares of Separate Account Ten's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Separate Account Ten for Variable Annuities product(s) offered by The Travelers Life and Annuity Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.

















SEP10    (Annual)    (12-04)    Printed in U.S.A.


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

We have audited the accompanying balance sheets of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and the related statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for goodwill and intangible assets in 2002.


/s/ KPMG LLP

Hartford, Connecticut
March 28, 2005

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                              STATEMENTS OF INCOME
                                 ($ IN MILLIONS)

FOR THE YEAR ENDED DECEMBER 31,                       2004      2003      2002
                                                      ----      ----      ----

REVENUES
Premiums                                              $  40     $  41     $  43
Net investment income                                   389       356       312
Net realized investment gains (losses)                   17        (7)      (31)
Fee income                                              371       237       190
Other revenues                                            5        19        19
-------------------------------------------------------------------------------
     Total Revenues                                     822       646       533
-------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                    85        90        94
Interest credited to contractholders                    241       217       181
Amortization of deferred acquisition costs              226       136        67
General and administrative expenses                      63        49        32
-------------------------------------------------------------------------------
     Total Benefits and Expenses                        615       492       374
-------------------------------------------------------------------------------

Income before federal income taxes                      207       154       159
-------------------------------------------------------------------------------

Federal income taxes
     Current                                             96        74       (31)
     Deferred                                           (47)      (39)       87
-------------------------------------------------------------------------------
     Total Federal Income Taxes                          49        35        56
-------------------------------------------------------------------------------

Net Income                                            $ 158     $ 119     $ 103
===============================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                 BALANCE SHEETS
                                 ($IN MILLIONS)

AT DECEMBER 31,                                                                             2004       2003
------------------------------------------------------------------------------------------------------------
ASSETS
Fixed maturities, available for sale at fair value (including $133 and $131 subject to
     securities lending agreements) (cost $5,929 and $5,034)                              $ 6,261    $ 5,357
Equity securities, at fair value (cost $16 and $8)                                             19          8
Mortgage loans                                                                                212        136
Short-term securities                                                                         420        195
Other invested assets                                                                         417        393
------------------------------------------------------------------------------------------------------------
      Total Investments                                                                     7,329      6,089
------------------------------------------------------------------------------------------------------------
Separate and variable accounts                                                             11,631      9,690
Deferred acquisition costs                                                                  1,522      1,279
Premiums and fees receivable                                                                   75         67
Other assets                                                                                  268        313
------------------------------------------------------------------------------------------------------------
     Total Assets                                                                         $20,825    $17,438
------------------------------------------------------------------------------------------------------------

LIABILITIES
Future policy benefits and claims                                                         $ 1,079    $ 1,098
Contractholder funds                                                                        5,227      4,512
Separate and variable accounts                                                             11,631      9,690
Deferred federal income taxes                                                                 180        225
Other liabilities                                                                             747        515
------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                     18,864     16,039
------------------------------------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $100; 100,000 shares authorized,
   30,000 issued and outstanding                                                                3          3
Additional paid-in capital                                                                    817        417
Retained earnings                                                                             922        764
Accumulated other changes in equity from nonowner sources                                     219        215
------------------------------------------------------------------------------------------------------------
     Total Shareholder's Equity                                                             1,961      1,399
------------------------------------------------------------------------------------------------------------

     Total Liabilities and Shareholder's Equity                                           $20,825    $17,438
============================================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                  STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                                                 FOR THE YEAR ENDED
                                                                     DECEMBER 31,
-----------------------------------------------------------------------------------------
COMMON STOCK                                                2004        2003        2002
-----------------------------------------------------------------------------------------
Balance, beginning of year                                $     3     $     3     $     3
Changes in common stock                                        --          --          --
-----------------------------------------------------------------------------------------
Balance, end of year                                      $     3     $     3     $     3
=========================================================================================

-----------------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
-----------------------------------------------------------------------------------------
Balance, beginning of year                                $   417     $   417     $   417
Capital contributed by parent                                 400          --          --
-----------------------------------------------------------------------------------------
Balance, end of year                                      $   817     $   417     $   417
=========================================================================================

-----------------------------------------------------------------------------------------
RETAINED EARNINGS
-----------------------------------------------------------------------------------------

Balance, beginning of year                                $   764     $   645     $   542
Net income                                                    158         119         103
-----------------------------------------------------------------------------------------
Balance, end of year                                      $   922     $   764     $   645
=========================================================================================

-----------------------------------------------------------------------------------------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
-----------------------------------------------------------------------------------------

Balance, beginning of year                                $   215     $    95     $    16
Unrealized gains, net of tax                                    9         123          72
Derivative instrument hedging activity gains (losses),
    net of tax                                                 (5)         (3)          7
-----------------------------------------------------------------------------------------
Balance, end of year                                      $   219     $   215     $    95
=========================================================================================

-----------------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
-----------------------------------------------------------------------------------------

Net income                                                $   158     $   119     $   103
Other changes in equity from nonowner sources                   4         120          79
-----------------------------------------------------------------------------------------
Total changes in equity from nonowner sources             $   162     $   239     $   182
=========================================================================================

-----------------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY
-----------------------------------------------------------------------------------------
Balance, beginning of year                                $ 1,399     $ 1,160     $   978
Changes in total shareholder's equity                         562         239         182
-----------------------------------------------------------------------------------------
Balance, end of year                                      $ 1,961     $ 1,399     $ 1,160
=========================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)

FOR THE YEARS ENDED DECEMBER 31,                                 2004        2003        2002
-----------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                         $    39     $    44     $    44
     Net investment income received                                 383         320         277
     Fee and other income received                                  399         265         239
     Benefits and claims paid                                      (134)       (106)       (104)
     Interest paid to contractholders                              (241)       (217)       (181)
     Operating expenses paid                                       (470)       (437)       (344)
     Income taxes (paid) received                                   179        (135)         89
     Other                                                          (46)         41         (21)
-----------------------------------------------------------------------------------------------
         Net Cash Provided by (Used in) Operating Activities        109        (225)         (1)
-----------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                           489         520         255
         Mortgage loans                                              53          23          36
     Proceeds from sales of investments
         Fixed maturities                                           802       1,658       1,690
         Equity securities                                           19           8          36
         Mortgage loans                                               6          --          --
         Real estate held for sale                                    2           1          --
     Purchases of investments
         Fixed maturities                                        (2,179)     (2,824)     (3,018)
         Equity securities                                          (30)         (4)        (36)
         Mortgage loans                                            (136)        (28)        (45)
     Policy loans, net                                               (5)          1         (11)
     Short-term securities (purchases) sales, net                  (225)        280        (269)
     Other investment purchases, net                                (43)        (46)        (21)
     Securities transactions in course of settlement, net            23          (4)        118
-----------------------------------------------------------------------------------------------
         Net Cash Used in Investing Activities                   (1,224)       (415)     (1,265)
-----------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                                 1,023         914       1,486
     Contractholder fund withdrawals                               (308)       (288)       (224)
     Contribution from parent company                               400          --          --
-----------------------------------------------------------------------------------------------
         Net Cash Provided by Financing Activities                1,115         626       1,262
-----------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                      --         (14)         (4)
Cash at beginning of year                                             1          15          19
-----------------------------------------------------------------------------------------------
Cash at December 31,                                            $     1     $     1     $    15
===============================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Significant accounting policies used in the preparation of the accompanying financial statements follow.

      BASIS OF PRESENTATION

      The Travelers Life and Annuity Company (the Company) is a wholly owned subsidiary of The Travelers Insurance Company (TIC), a wholly owned subsidiary of Citigroup Insurance Holding Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world.

      On January 31, 2005, Citigroup announced its intention to sell its Life Insurance and Annuities business, which includes TIC, the Company and certain other businesses, to MetLife. TIC's Primerica Life Segment will remain part of Citigroup. See Note 14.

      The financial statements and accompanying footnotes of the Company are prepared in conformity with U.S. generally accepted accounting principles
      (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

      Certain prior year amounts have been reclassified to conform to the 2004 presentation.

      ACCOUNTING CHANGES

      ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

      On January 1, 2004, the Company adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The main components of SOP 03-1 provide guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The following summarizes the more significant aspects of the Company's adoption of SOP 03-1:

      VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with guaranteed minimum death benefit
      (GMDB), features SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e. there is no significant mortality risk).

      The Company determined that the mortality risk on its GMDB features was not a significant component of the total variable annuity product, and accordingly continued to classify these products as investment contracts.

      RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under universal life (UL) and variable universal life (VUL) products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

      The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of less than $1 million.

      SALES INDUCEMENTS TO CONTRACT HOLDERS. SOP 03-1 provides that, prospectively, sales inducements provided to contract holders meeting certain criteria are capitalized and amortized over the expected life of the contract as a component of benefit expense. During 2004, the Company capitalized sales inducements of approximately $24.9 million in accordance with SOP 03-1. These inducements relate to bonuses on certain products offered by the Company. For the twelve months ended December 31, 2004, amortization of these capitalized amounts was insignificant.

      CONSOLIDATION OF VARIABLE INTEREST ENTITIES

      On January 1, 2004, the Company adopted the Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities (revised December 2003)" (FIN 46-R), which includes substantial changes from the original FIN 46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance. FIN 46 and FIN 46-R change the method of determining whether certain entities should be included in the Company's financial statements. The Company has evaluated the impact of applying FIN 46-R to existing variable interest entities in which it has variable interests. The effect of adopting FIN 46-R on the Company's balance sheet is immaterial.

      An entity is subject to FIN 46 and FIN 46-R and is called a VIE if it has
      (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities, and noncontrolling interests of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities, and noncontrolling interests of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. The Company elected to implement the provisions of FIN 46 in the 2003 third quarter. The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated. Based upon the implementation guidance, the Company is not considered a primary beneficiary of any VIEs, thus no consolidations were required due to the implementation of FIN 46 on July 1, 2003. The Company does, however, hold a significant interest in other VIEs, none of which were material to the Company's financial statements.

      DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

      In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have an impact on the Company's financial statements.

      COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

      On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows.

      The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not have an impact on the Company's financial statements.

      STOCK-BASED COMPENSATION

      On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, Accounting for Stock-Based Compensation" (SFAS
      123), prospectively for all awards granted, modified, or settled after December 31, 2002. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure," issued in December 2002. SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Similar to Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees", (APB 25) the alternative method of accounting, an offsetting increase to shareholder's equity under SFAS 123 is recorded equal to the

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      amount of compensation expense charged. During the 2004 first quarter, the Company changed its valuation from the Black-Scholes model to the Binomial Method. The impact of this change was insignificant. Compensation expense and proforma compensation expense had the Company applied SFAS 123 prior to 2003 was insignificant for the year ended December 31, 2004 and 2003.

      BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

      Effective January 1, 2002, the Company adopted SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. All goodwill was fully amortized at December 31, 2001 and the Company did not have any other intangible assets with an indefinite useful life. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 4.

      FUTURE APPLICATION OF ACCOUNTING STANDARDS

      OTHER-THAN-TEMPORARY IMPAIRMENTS OF CERTAIN INVESTMENTS

      On September 30, 2004, the FASB voted unanimously to delay the effective date of Emerging Issues Task Force (EITF) No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments" (EITF 03-1). The delay applies to both debt and equity securities and specifically applies to impairments caused by interest rate and sector spreads. In addition, the provisions of EITF 03-1 that have been delayed relate to the requirements that a company declare its intent to hold the security to recovery and designate a recovery period in order to avoid recognizing an other-than-temporary impairment charge through earnings.

      The FASB will be issuing implementation guidance related to this topic. Once issued, the Company will evaluate the impact of adopting EITF 03-1. The disclosures required by EITF 03-1 are included in Note 2 to the Financial Statements.

      STOCK-BASED COMPENSATION

      In December 2004, the FASB issued SFAS No. 123 (Revised 2004), "Share-Based Payment" (SFAS 123-R), which replaces the existing SFAS 123 and supersedes APB 25. SFAS 123-R requires companies to measure and record compensation expense for stock options and other share-based payment based on the instruments' fair value. SFAS 123-R is effective for interim and annual reporting periods beginning after June 15, 2005. The Company will adopt SFAS 123-R on July 1, 2005 by using a modified prospective approach. For unvested stock-based awards granted before January 1, 2003 (APB 25 awards), the Company will expense the fair value of the awards as at the grant date over the remaining vesting period. The impact of recognizing compensation expense for the unvested APB 25 awards will be immaterial in the third and fourth quarters of 2005. In addition, the amount of additional compensation expense that will be disclosed as the impact in the first and second quarters of 2005, as if the standard had been adopted as of January 1, 2005, but will not be recognized in earnings, will be immaterial. The Company continues to evaluate other aspects of adopting SFAS 123-R.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      ACCOUNTING POLICIES

      INVESTMENTS

      Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including financial instruments subject to securities lending agreements (see Note 2), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If these are not available, discounted 22 expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

      Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investment's effective yield is based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual and projected future cash flows.

      Equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and are carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

      Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. Cash received on impaired loans is reported as income. In estimating fair value, the Company uses interest rates reflecting the current real estate financing market.

      Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

      Other invested assets include trading securities, which are marked to market with the change recognized in net investment income during the current period. Also included are limited partnership and limited liability company interests in investment funds and real estate joint ventures which are accounted for on the equity method of accounting. Undistributed income of these investments is reported in net investment income. Also included in other invested assets are policy loans which are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Accrual of investment income, included in other assets, is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

      25 DERIVATIVE FINANCIAL INSTRUMENTS

      The Company uses derivative financial instruments, including interest rate and equity futures contracts, swaps, interest rate caps, options and forward contracts as a means of hedging exposure to interest rate changes, equity price changes and foreign currency risk. The Company does not hold or issue derivative instruments for trading purposes. (See Note 9 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the balance sheet in other assets, derivative financial instruments in a loss position are reported in the balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

      To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This documentation includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

      For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The net amount is reflected in current earnings. The Company primarily hedges available-for-sale securities.

      For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will be reported in accumulated other changes in equity from nonowner sources. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the changes in fair value is immediately included in realized investment gains and losses.

      The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of effectiveness. If a hedge relationship is found to be ineffective, it no longer qualifies for hedge accounting and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

      For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the derivative remain in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses.

      FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

      The Company bifurcates an embedded derivative from the host contract where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

      The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the balance sheet as fixed maturity securities, consistent with the host instruments.

      The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

      The Company may enter into derivative contracts to hedge the exposures represented by these embedded derivatives. These are economic hedges, however they do not qualify for hedge accounting. These derivatives are carried at fair value, with the changes in value reflected in realized gains and losses.

      INVESTMENT GAINS AND LOSSES

      Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Realized gains and losses also result from fair value changes in derivative contracts that do not qualify, or are not designated, as hedging instruments, and from the application of fair value hedge accounting under SFAS 133. Impairments are recognized as realized losses when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary losses exist. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company.

      SEPARATE AND VARIABLE ACCOUNTS

      Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

      Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with GMDB features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e. there is no significant mortality risk).

      The Company determined that the mortality risk on its GMDB features was not a significant component of the total variable annuity product, and accordingly continued to classify these products as investment contracts.

      DEFERRED ACQUISITION COSTS

      Deferred acquisition costs (DAC) represent costs that are deferred and amortized over the estimated life of the related insurance policies. DAC principally includes commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of DAC varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

      DAC for deferred annuities, both fixed and variable, is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8, generally over 10-15 years. An amortization rate is developed using the outstanding DAC balance and projected account balances. This rate is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business.

      DAC for UL is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97, generally over 16-25 years. Actual profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income.

      DAC relating to traditional life, including term insurance, is amortized in relation to anticipated premiums per SFAS 60, generally over 5-20 years. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy.

      All DAC is reviewed, at least annually, to determine if it is recoverable from future income, including investment income, and, if not recoverable, is charged to expense. All other acquisition expenses are charged to operations as incurred. See Note 4.

      CASH AND CASH EQUIVALENTS

      Cash, which is reported in other assets, includes certificates of deposits and other time deposits with original maturities of less than 90 days.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      VALUE OF INSURANCE IN FORCE

      The value of insurance in force, reported in other assets, is an asset that represents the actuarially determined present value of anticipated profits to be realized from annuity contracts at the date of acquisition using the same assumptions that were used for computing related liabilities, where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at an interest rate of 16% for the annuity business acquired. The annuity contracts are amortized employing a level yield method over 31 years. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 4.

      FUTURE POLICY BENEFITS

      Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life products and are prepared in accordance with industry standards and U.S. GAAP. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 1.5% to 9.2% for these annuity products with a weighted average interest rate of 6.6%, including adverse deviation. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue and are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance. Interest assumptions applicable to traditional life products range from 3.0% to 7.0%, with a weighted average of 6.3%.

      CONTRACTHOLDER FUNDS

      Contractholder funds represent deposits from the issuance of UL pension investment and certain retail annuity and structured settlement contracts. For UL contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued where one or more elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholders where these charges and expenses may not be fixed or guaranteed. Interest rates credited to contractholder funds related to UL range from 4.5% to 5.4%, with a weighted average interest rate of 5.0%.

      Pension investment and certain annuity contracts do not contain significant insurance risk and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to these investment-type contracts range from less than 1.0% to 8.0% with a weighted average interest rate of 5.2%.

      RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under UL and VUL products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of less than $1 million.

      GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

      Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premiums written or received in one or more years prior to an insolvency occurring in the industry.

      Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2004 and 2003, the Company's liability for guaranty fund assessments was not significant.

      PERMITTED STATUTORY ACCOUNTING PRACTICES

      The Company, domiciled in the State of Connecticut, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Insurance Department. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

      PREMIUMS

      Premium income is reported for individual payout annuities, group close-out annuities, whole life and term insurance. The annuities premiums are recognized as revenue when collected. The life premiums are recognized as revenues when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

      FEE INCOME

      Fee income is recognized on deferred annuity and UL contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

      OTHER REVENUES

      Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received.

      CURRENT AND FUTURE INSURANCE BENEFITS

      Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life and term life insurance benefits.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      INTEREST CREDITED TO CONTRACTHOLDERS

      Interest credited to contractholders represents amounts earned by universal life, pension investment and certain retail annuity contracts in accordance with contract provisions.

      FEDERAL INCOME TAXES

      The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

2.    INVESTMENTS

      FIXED MATURITIES

      The amortized cost and fair values of investments in fixed maturities were as follows:

                                                                     GROSS       GROSS
      DECEMBER 31, 2004                                 AMORTIZED  UNREALIZED  UNREALIZED   FAIR
      ($ IN MILLIONS)                                     COST       GAINS       LOSSES    VALUE
      ------------------------------------------------------------------------------------------
      AVAILABLE FOR SALE:
           Mortgage-backed securities - CMOs and
           pass-through securities                       $  906     $   24      $    1    $  929
           U.S. Treasury securities and obligations
           of U.S. Government and government agencies
           and authorities                                  154          9          --       163
           Obligations of states and political
           subdivisions                                      57          8          --        65
           Debt securities issued by foreign
           governments                                       63          6          --        69
           All other corporate bonds                      3,565        219           4     3,780
           All other debt securities                      1,180         71           2     1,249
           Redeemable preferred stock                         4          2          --         6
      ------------------------------------------------------------------------------------------
               Total Available For Sale                  $5,929     $  339      $    7    $6,261
      ------------------------------------------------------------------------------------------

      ------------------------------------------------------------------------------------------
                                                                     GROSS       GROSS
      DECEMBER 31, 2003                                 AMORTIZED  UNREALIZED  UNREALIZED   FAIR
      ($ IN MILLIONS)                                     COST       GAINS       LOSSES    VALUE
      ------------------------------------------------------------------------------------------
      AVAILABLE FOR SALE:
           Mortgage-backed securities - CMOs and
           pass-through securities                       $  645     $   18      $    2    $  661
           U.S. Treasury securities and obligations
           of U.S. Government and government agencies
           and authorities                                  192          5           1       196
           Obligations of states and political
           subdivisions                                      53          6          --        59
           Debt securities issued by foreign
           governments                                       58          3          --        61
           All other corporate bonds                      3,179        241           5     3,415
           All other debt securities                        903         59           3       959
           Redeemable preferred stock                         4          2          --         6
      ------------------------------------------------------------------------------------------
               Total Available For Sale                  $5,034     $  334      $   11    $5,357
      ------------------------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Proceeds from sales of fixed maturities classified as available for sale were $801.9 million, $1.7 billion and $1.7 billion in 2004, 2003 and 2002, respectively. Gross gains of $25.0 million, $48.2 35 million and $85.6 million and gross losses of $24.4 million, $52.4 million and $29.9 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $6.9 million, $10.2 million and $66.9 million were realized due to other-than-temporary losses in value in 2004, 2003 and 2002, respectively. The significant impairment activity in 2002 was concentrated in telecommunication and energy company investments.

      The amortized cost and fair value of fixed maturities available for sale at December 31, 2004, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

      -----------------------------------------------------------------
                                               AMORTIZED          FAIR
      ($ IN MILLIONS)                             COST            VALUE
      -----------------------------------------------------------------

      MATURITY:
           Due in one year or less               $  264          $  270
           Due after 1 year through 5 years       1,675           1,757
           Due after 5 years through 10 years     2,365           2,514
           Due after 10 years                       719             791
      -----------------------------------------------------------------
                                                  5,023           5,332
      -----------------------------------------------------------------

           Mortgage-backed securities               906             929
      -----------------------------------------------------------------
               Total Maturity                    $5,929          $6,261
      -----------------------------------------------------------------

      The Company makes significant investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class tranches and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if an assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

      At December 31, 2004 and 2003, the Company held CMOs classified as available for sale with a fair value of $532.6 million and $332.4 million, respectively. Approximately 34% of the Company's CMO holdings were fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2004 and 2003. In addition, the Company held $396.0 million and $327.7 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2004 and 2003, respectively. All of these securities are rated AAA.

      The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests in a short-term investment pool. See Note
      11. The loaned securities remain a recorded asset of the Company. The Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral, and reports that liability as part of other liabilities in the balance

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      sheet. At December 31, 2004 and 2003, the Company held cash collateral of $113.5 million and $154.0 million, respectively. The Company also had $23.7 million of investments held with a third party used as collateral at December 31, 2004. The Company does not have the right to sell or pledge this collateral and it is not recorded on the balance sheet. No such collateral existed at December 31, 2003.

      The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices.

      These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. This liability is classified as other liabilities in the balance sheets and fluctuates based upon the timing of the repayments. Although these types of transactions occurred during the years, there were no outstanding amounts at December 31, 2004 and 2003.

      EQUITY SECURITIES

      The cost and fair values of investments in equity securities were as follows:

      --------------------------------------------------------------------------------
                                                           GROSS       GROSS
                                                         UNREALIZED  UNREALIZED  GROSS
      ($ IN MILLIONS)                             COST     GAINS       LOSSES    VALUE
      --------------------------------------------------------------------------------
      DECEMBER 31, 2004
           Common stocks                          $12       $ 3          $--      $15
           Non-redeemable preferred stocks          4        --           --        4
      --------------------------------------------------------------------------------
               Total Equity Securities            $16       $ 3          $--      $19
      --------------------------------------------------------------------------------

      DECEMBER 31, 2003
           Common stocks                          $ 2       $--          $--      $ 2
           Non-redeemable preferred stocks          6        --           --        6
      --------------------------------------------------------------------------------
               Total Equity Securities            $ 8       $--          $--      $ 8
      --------------------------------------------------------------------------------

      Proceeds from sales of equity securities were $18.5 million, $7.8 million and $35.6 million in 2004, 2003 and 2002, respectively. Gross gains and losses on sales and impairments were insignificant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

      Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2004 are temporary in nature. The Company conducts a periodic review to identify and evaluate investments that have indications of possible impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

      o Identification and evaluation of investments that have possible indications of impairment;

      o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of length of time the investment has been in an unrealized loss position.

      o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

      o Documentation of the results of these analyses, as required under business policies.

      The tables below shows the fair value of investments in fixed maturities and equity securities that are available-for-sale and have been in an unrealized loss position at:

                                                        Gross Unrealized Losses
                                                        -----------------------
                                                Less Than One Year    One Year or Longer            Total
                                                ----------------------------------------------------------------
                                                         Gross                  Gross                   Gross
DECEMBER 31, 2004                               Fair   Unrealized      Fair   Unrealized       Fair   Unrealized
($ IN MILLIONS)                                 Value    Losses        Value    Losses         Value    Losses
----------------------------------------------------------------------------------------------------------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMO's and
    pass-through securities                      $103    $  1          $ --     $ --            $103    $  1
U.S. Treasury securities and obligations of
    U.S. Government and government agencies
    and authorities                                 5      --            --       --               5      --
Debt securities issued by foreign governments       1      --            --       --               1      --
All other corporate bonds                         408       4            15       --             423       4
All other debt securities                         141       1            24        1             165       2
Redeemable preferred stock                          1      --            --       --               1      --
----------------------------------------------------------------------------------------------------------------
Total fixed maturities                           $659    $  6          $ 39     $  1            $698    $  7
Equity securities                                $  1    $ --          $  3     $ --            $  4    $ --
----------------------------------------------------------------------------------------------------------------

      At December 31, 2004, the cost of approximately 269 investments in fixed maturity and equity securities exceeded their fair value by $7 million. Of the $6 million which represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and the $1 million in such a position for a year or more, 93% and 82% of these investments are rated investment grade, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

                                                        Gross Unrealized Losses
                                                        -----------------------
                                                Less Than One Year    One Year or Longer            Total
                                                ----------------------------------------------------------------
                                                         Gross                  Gross                   Gross
DECEMBER 31, 2003                               Fair   Unrealized      Fair   Unrealized       Fair   Unrealized
($ IN MILLIONS)                                 Value    Losses        Value    Losses         Value    Losses
----------------------------------------------------------------------------------------------------------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMO's and
    pass-through securities                      $143    $  2          $ --     $ --            $143    $  2
U.S. Treasury securities and obligations of
    U.S. Government and government agencies
    and authorities                               132       1            --       --             132       1
Debt securities issued by foreign governments       2      --            --       --               2      --
All other corporate bonds                         238       4            19        1             257       5
All other debt securities                         123       2            20        1             143       3
Redeemable preferred stock                         --      --             1       --               1      --
----------------------------------------------------------------------------------------------------------------
Total fixed maturities                           $638    $  9          $ 40     $  2            $678    $ 11
Equity securities                                $  3    $ --          $  1     $ --            $  4    $ --
----------------------------------------------------------------------------------------------------------------

      At December 31, 2003, the cost of approximately 220 investments in fixed maturity and equity securities exceeded their fair value by $11 million. Of the $9 million which represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and the $2 million in such a position for a year or more, 87% and 32% of these investments are rated investment grade, respectively.

      AGING OF GROSS UNREALIZED LOSSES ON AVAILABLE FOR SALE

      The aging of gross unrealized losses on fixed maturity investments is as follows:

                                                                          TOTAL FIXED MATURITIES
                                                                           WITH UNREALIZED LOSS
                                                TOTAL FIXED MATURITIES     TOTALING 20% OR MORE
------------------------------------------------------------------------------------------------
DECEMBER 31, 2004                               AMORTIZED  UNREALIZED     AMORTIZED  UNREALIZED
($ IN MILLIONS)                                   COST       LOSS           COST        LOSS
------------------------------------------------------------------------------------------------
      Six months or less                           $505      $  3            $--        $--
      Greater than six months to nine months        134         2             --         --
      Greater than nine months to twelve months      26         1             --         --
      Greater than twelve months                     40         1             --         --
                                                   ----      ----            ---        ---
          Total                                    $705      $  7            $--        $--
                                                   ====      ====            ===        ===

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

                                                                          TOTAL FIXED MATURITIES
                                                                           WITH UNREALIZED LOSS
                                                TOTAL FIXED MATURITIES     TOTALING 20% OR MORE
------------------------------------------------------------------------------------------------
DECEMBER 31, 2003                               AMORTIZED  UNREALIZED     AMORTIZED  UNREALIZED
($ IN MILLIONS)                                   COST       LOSS           COST        LOSS
------------------------------------------------------------------------------------------------
      Six months or less                           $540      $  7            $  1       $ --
      Greater than six months to nine months         72         1              --         --
      Greater than nine months to twelve months      35         1              --         --
      Greater than twelve months                     42         2              --         --
                                                   ----      ----            ----       ----
          Total                                    $689      $ 11            $  1       $ --
                                                   ====      ====            ====       ====

      Fair values of investments in fixed maturities and equity securities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which quoted market prices, third-party broker quotations or validated model prices are not available amounted to $36.0 million and $124.9 million at December 31, 2004 and 2003, respectively.

      MORTGAGE LOANS

      At December 31, 2004 and 2003, the Company's mortgage loan portfolios consisted of the following:

      --------------------------------------------------------------------------
      ($ IN MILLIONS)                                           2004        2003
      --------------------------------------------------------------------------
      Current Mortgage Loans                                    $209        $136
      Underperforming Mortgage Loans                               3          --
      --------------------------------------------------------------------------
      Total                                                     $212        $136
      --------------------------------------------------------------------------

      Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

      Aggregate annual maturities on mortgage loans at December 31, 2004 are as shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

      --------------------------------------------------------------------------
      YEAR ENDING DECEMBER 31,
      ($ IN MILLIONS)
      --------------------------------------------------------------------------
            2005                                                            $  9
            2006                                                              25
            2007                                                              10
            2008                                                               8
            2009                                                               9
            Thereafter                                                       151
            --------------------------------------------------------------------
            Total                                                           $212
            ====================================================================

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      OTHER INVESTED ASSETS

      Other invested assets are composed of the following:

      --------------------------------------------------------------------------
      ($ IN MILLIONS)                                               2004    2003
      --------------------------------------------------------------------------
      Private equity and arbitrage investments                      $219    $203
      Derivatives                                                    135     115
      Trading Securities                                              22      33
      Policy Loans                                                    32      27
      Real estate joint ventures                                       9      15
      --------------------------------------------------------------------------
      Total                                                         $417    $393
      --------------------------------------------------------------------------

      CONCENTRATIONS

      The Company participates in a short-term investment pool maintained by TIC. See Note 11.

      The Company's industry concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, were as follows:

      --------------------------------------------------------------------------
      ($ IN MILLIONS)                                             2004      2003
      --------------------------------------------------------------------------
      Finance                                                     $918      $555
      Banking                                                      515       364
      Electric Utilities                                           430       455
      Real Estate Investment Trust                                 394       241
      Media                                                        342       354
      Insurance                                                    323       261
      Telecommunications                                           290       288
      --------------------------------------------------------------------------

      The Company held investments in foreign banks in the amount of $201 million and $152 million at December 31, 2004 and 2003, respectively, which are included in the table above.

      The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the preceding table include $119 million and $157 million in Electric Utilities, $25 million and $31 million in Media, and $12 million and $34 million in Telecommunications at December 31, 2004 and 2003, respectively. Below investment grade assets in other categories were insignificant. Total below investment grade fixed maturities were $501 million and $506 million at December 31, 2004 and 2003, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Included in mortgage loans were the following group concentrations:

      ($ IN MILLIONS)
      --------------------------------------------------------------------------
      At December 31,                                             2004      2003
      --------------------------------------------------------------------------
      STATE
      -----
      California                                                  $ 58      $ 34
      New York                                                      40        31
      --------------------------------------------------------------------------
      PROPERTY TYPE
      -------------
      Agricultural                                                $106      $ 64
      Office                                                        70        62
      --------------------------------------------------------------------------

      The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

      NON-INCOME PRODUCING INVESTMENTS

      Investments included in the consolidated balance sheets that were non-income producing were insignificant at December 31, 2004 and 2003, respectively.

      RESTRUCTURED INVESTMENTS

      Mortgage loan and debt securities which were restructured at below market terms at December 31, 2004 and 2003 were insignificant. The new terms of restructured investments typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such assets was insignificant. Interest on these assets, included in net investment income, was insignificant.

      NET INVESTMENT INCOME

      --------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ IN MILLIONS)                                       2004    2003    2002
      --------------------------------------------------------------------------
      GROSS INVESTMENT INCOME
        Fixed maturities                                    $346    $317    $277
        Other invested assets                                 30      32      28
        Mortgage loans                                        18      11      11
        Other                                                  1       2       1
      --------------------------------------------------------------------------
      Total gross investment income                          395     362     317
      --------------------------------------------------------------------------
       Investment expenses                                     6       6       5
      --------------------------------------------------------------------------
       Net investment income                                $389    $356    $312
      --------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

      Net realized capital gains (losses) by asset class for the periods were as follows:

      ----------------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ IN MILLIONS)                                             2004     2003     2002
      ----------------------------------------------------------------------------------
      REALIZED INVESTMENT GAINS (LOSSES)
      Fixed maturities                                            $ (6)    $(14)    $(11)
      Derivatives:
        Guaranteed minimum withdrawal benefit derivatives, net      19       --       --
        Other derivatives                                            2        8      (17)
      Other invested assets                                         (1)       1       (3)
      Mortgage loans                                                --       (1)      --
      Other                                                          3       (1)      --
      ----------------------------------------------------------------------------------
      Total realized investment gains (losses)                    $ 17     $ (7)    $(31)
      ----------------------------------------------------------------------------------

      Changes in net unrealized investment gains (losses) that are included as accumulated other changes in equity from nonowner sources in shareholder's equity were as follows:

      --------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ IN MILLIONS)                                   2004     2003      2002
      --------------------------------------------------------------------------
      UNREALIZED INVESTMENT GAINS (LOSSES)
      Fixed maturities                                  $   9    $ 189     $  91
      Other invested assets                                 4       (3)       22
      --------------------------------------------------------------------------
      Total unrealized investment gains                    13      186       113
      --------------------------------------------------------------------------
      Related taxes                                         5       65        40
      --------------------------------------------------------------------------
      Change in unrealized investment gains                 8      121        73
      Balance beginning of year                           207       86        13
      --------------------------------------------------------------------------
      Balance end of year                               $ 215    $ 207     $  86
      --------------------------------------------------------------------------

3.    REINSURANCE

      The Company uses reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT), coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

      Since 1997 the majority of UL business has been reinsured under an 80% ceded/20% retained YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance has reverted to YRT for new business. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for UL and $25.0 million for term insurance. For other plans of insurance, it is the policy

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification.

      Total life insurance in-force ceded under reinsurance contracts was $44.3 billion and $35.0 billion at December 31, 2004 and 2003, including $3.4 million and $4.5 million, respectively to TIC. Total life insurance premiums ceded were $34.4 million, $24.9 million and $14.9 million in 2004, 2003 and 2002, respectively. Ceded premiums paid to TIC were insignificant for these same periods.

      During 2004, The Travelers Life and Annuity Reinsurance Company (TLARC) was formed as a pure captive insurer in order to permit the Company to cede 100% of its statutory-based risk associated with the death benefit guarantee rider on certain universal life contracts. The reinsurance transaction related to statutory-only reserves, and had no impact on GAAP premiums and benefits. TLARC is a direct subsidiary of CIHC, TIC's parent. See Note 11.

      Prior to April 1, 2001, the Company also reinsured substantially all of the GMDB on its variable annuity product. Total variable annuity account balances with GMDB were $11.1 billion, including $4.8 billion or 43% which was reinsured, and $9.9 billion, of which $5.4 billion or 55% is reinsured at December 31, 2004 and 2003, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR was $595 million and $887 million at December 31, 2004 and 2003, respectively. NAR included $536 million, or 90%, and $816 million, or 92%, which was reinsured at December 31, 2004 and 2003, respectively.

4.    INTANGIBLE ASSETS

      The Company has two intangible, amortizable assets, DAC and the value of insurance in force.

      DAC
      ---
                                                 Traditional  Deferred
            ($ IN MILLIONS)                         Life       Annuity       UL        Total
            ---------------------------------------------------------------------------------
            Balance January 1, 2003               $    55     $   632     $   377     $ 1,064

            Commissions and expenses deferred          14         172         165         351
            Amortization expense                      (10)       (107)        (19)       (136)

            ---------------------------------------------------------------------------------
            Balance December 31, 2003                  59         697         523       1,279

            Commissions and expenses deferred          11         182         276         469
            Amortization expense                      (10)       (147)        (43)       (200)
            Underlying lapse and interest rate
             assumptions                               --          (2)         --          (2)
            Pattern of estimated gross profit
             adjustment                                --          --         (24)        (24)
            ---------------------------------------------------------------------------------
            Balance December 31, 2004             $    60     $   730     $   732     $ 1,522
            ---------------------------------------------------------------------------------

      VALUE OF INSURANCE IN FORCE

      The value of insurance in force totaled $10.8 million and $11.7 million at December 31, 2004 and 2003, respectively, and was reported in other assets. Amortization expense of value of insurance in force was insignificant for 2004, 2003 and 2002.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

5.    DEPOSIT FUNDS AND RESERVES

      At December 31, 2004 and 2003, the Company had $6.3 billion and $5.6 billion of life and annuity deposit funds and reserves, respectively, as follows.

                                                          DECEMBER 31, 2004          DECEMBER 31, 2003
                                                          -----------------          -----------------
     ($ IN MILLIONS)
            Subject to discretionary withdrawal:
                With fair value adjustments                     $2,594                    $2,552
                Subject to surrender charges                     1,672                     1,318
                Surrenderable without charge                       289                        99
                                                                ------                    ------
                Total                                           $4,555                    $3,969

            Not subject to discretionary withdrawal:            $1,744                    $1,637
                                                                ------                    ------
                    Total                                       $6,299                    $5,606
                                                                ======                    ======

      Average surrender charges included in the subject to surrender charge category above were 4.7% in both 2004 and 2003. In addition, during the payout phase, these funds are credited at significantly reduced interest rates.

6.    FEDERAL INCOME TAXES

      EFFECTIVE TAX RATE ($ IN MILLIONS)

            -------------------------------------------------------------------
            FOR THE YEAR ENDED DECEMBER 31,         2004       2003       2002
            -------------------------------------------------------------------
            Income before federal income taxes      $ 207      $ 154      $ 159
            Statutory tax rate                         35%        35%        35%
            -------------------------------------------------------------------
            Expected federal income taxes              72         54         56
            Tax effect of:
            Non-taxable investment income             (15)       (11)        --
            Tax reserve release                        (8)        (8)        --
            -------------------------------------------------------------------
            Federal income taxes                    $  49      $  35      $  56
            ===================================================================
            Effective tax rate                         24%        22%        35%
            -------------------------------------------------------------------
            COMPOSITION OF FEDERAL INCOME TAXES
            -------------------------------------------------------------------
            Current:
            United States                           $  96      $  73      $ (31)
            Foreign                                    --          1         --
            -------------------------------------------------------------------
            Total                                      96         74        (31)
            -------------------------------------------------------------------
            Deferred:
            United States                             (47)       (39)        87
            Foreign                                    --         --         --
            -------------------------------------------------------------------
            Total                                     (47)       (39)        87
            -------------------------------------------------------------------
            Federal income taxes                    $  49      $  35      $  56
            ===================================================================

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The net deferred tax liabilities at December 31, 2004 and 2003 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

      ($ IN MILLIONS)                                               2004      2003
      -----------------------------------------------------------------------------
      Deferred Tax Assets:
      Benefit, reinsurance and other reserves                       $ 372     $ 251
      Other                                                             7         6
      -----------------------------------------------------------------------------
      Total                                                           379       257
      -----------------------------------------------------------------------------

      Deferred Tax Liabilities:
      Investments, net                                               (131)     (117)
      Deferred acquisition costs and value of insurance in force     (426)     (364)
      Other                                                            (2)       (1)
      -----------------------------------------------------------------------------
      Total                                                          (559)     (482)
      -----------------------------------------------------------------------------

      Net Deferred Tax Liability                                    $(180)    $(225)
      -----------------------------------------------------------------------------

      TIC and its subsidiaries, including the Company, file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement. The Company had a $265.3 million payable to TIC at December 31, 2004 and a $9.1 million recoverable from TIC at December 31, 2003 pursuant to the Agreement.

      At December 31, 2004 and 2003, the Company had no ordinary or capital loss carryforwards.

      The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $2.1 million. At current rates the maximum amount of such tax would be approximately $700 thousand. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. The 2004 Tax Act provides that this account can be reduced directly by distributions made by the life insurance subsidiaries in 2005 and 2006. The Company intends to make sufficient distributions to eliminate this account within the timeframe permitted under the Act.

7.    SHAREHOLDER'S EQUITY

      SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

      The Company's statutory net income (loss) was $(211) million, $37 million and $(134) million for the years ended December 31, 2004, 2003 and 2002, respectively. Statutory capital and surplus was $942 million and $494 million at December 31, 2004 and 2003, respectively.

      The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. In accordance with Connecticut statutes, the Company may not pay dividends during 2005 without prior approval of the State of Connecticut Insurance Department.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

      Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:

                                                                                 NET                                 ACCUMULATED
                                                                              UNREALIZED         DERIVATIVE        OTHER CHANGES
                                                                             GAIN/LOSS ON      INSTRUMENTS &      IN EQUITY FROM
                                                                              INVESTMENT          HEDGING               NONOWNER
      ($ IN MILLIONS)                                                         SECURITIES         ACTIVITIES              SOURCES
      --------------------------------------------------------------------------------------------------------------------------
      BALANCE, JANUARY 1, 2002                                                   $  13             $   3               $  16
      --------------------------------------------------------------------------------------------------------------------------
      Unrealized gains on investment securities, net of tax of $35                  64                --                  64
      Add:  Reclassification adjustment for losses included in net
         income, net of tax of $4                                                    8                --                   8
      Add:  Derivative instrument hedging activity gains, net of tax of $3          --                 7                   7
      --------------------------------------------------------------------------------------------------------------------------
      PERIOD CHANGE                                                                 72                 7                  79
      --------------------------------------------------------------------------------------------------------------------------

      BALANCE DECEMBER 3 1, 2002                                                    85                10                  95
      --------------------------------------------------------------------------------------------------------------------------
      Unrealized gains on investment securities,
         net of tax of $61                                                         114                --                 114
      Add:  Reclassification adjustment for losses included in net income,
         net of tax of $5                                                            9                --                   9
      Less:  Derivative instrument hedging activity loss, net of tax benefits
         of $(1)                                                                    --                (3)                 (3)
      --------------------------------------------------------------------------------------------------------------------------
      PERIOD CHANGE                                                                123                (3)                120
      --------------------------------------------------------------------------------------------------------------------------

      BALANCE, DECEMBER 31, 2003                                                   208                 7                 215
      Unrealized gains on investment securities,
         net of tax of $3                                                            5                --                   5
      Add: Reclassification adjustment for losses
         included in net income, net of tax of $2                                    4                --                   4
      Less: Derivative instrument hedging activity loss, net of tax
         benefits of $(3)                                                           --                (5)                 (5)
      --------------------------------------------------------------------------------------------------------------------------
      PERIOD CHANGE                                                                  9                (5)                  4
      --------------------------------------------------------------------------------------------------------------------------
      DECEMBER 31, 2004                                                          $ 217             $   2               $ 219
      --------------------------------------------------------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)

8.    BENEFIT PLANS

      PENSION AND OTHER POSTRETIREMENT BENEFITS

      The Company participates in a qualified, noncontributory defined benefit pension plan, a non-qualified pension plan and other postretirement benefits to retired employees through plans sponsored by Citigroup. The Company's share of net expense for these plans was not significant for 2004, 2003 and 2002.

      401(K) SAVINGS PLAN

      Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2004, 2003 and 2002. See Note 11.

9.    DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

      DERIVATIVE FINANCIAL INSTRUMENTS

      The Company uses derivative financial instruments, including financial futures, interest rate swaps, options and forward contracts, as a means of hedging exposure to foreign currency, equity price changes and/or interest rate risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes.

      The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

      The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

      The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match the cash flows from assets and related liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

      Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

      Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

      The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance-sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2004 and 2003 the Company held collateral under these contracts amounting to approximately $101.5 million and $69.7 million, respectively.

      The table below provides a summary of the notional and fair value of derivatives by type:

      ($ IN MILLIONS)                                  DECEMBER 31, 2004                    DECEMBER 31, 2003
                                                              Fair Value                           Fair Value
                                                              ----------                           ----------
                                            Notional                              Notional
      Derivative Type                        Amount      Assets    Liabilities     Amount     Assets    Liabilities
      ---------------                       -----------------------------------------------------------------------
      Interest rate, equity and currency
       swaps                                $  228.5    $    4.1    $   12.5      $  331.8   $   12.2     $    8.5
      Financial futures                        216.9          --          --          92.2         --           --
      Interest rate and equity options       1,031.6       135.4          --         491.0      115.1           --
      Currency forwards                          3.1          --          --           1.4         --           --
      Credit derivatives                         8.6         0.2         0.1           8.6        0.2          0.1
                                            -----------------------------------------------------------------------
          TOTAL                             $1,488.7    $  139.7    $   12.6      $  925.0   $  127.5     $    8.6
                                            =======================================================================

      The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2004 and 2003:

                                                  Year Ended          Year Ended
      ($ IN MILLIONS)                          December 31, 2004   December 31, 2003
      ------------------------------------------------------------------------------
      Hedge ineffectiveness recognized
         related to fair value hedges              $ (3.8)              $ (3.3)
      Hedge ineffectiveness recognized
         related to cash flow hedges                  (.1)                 (.3)
      Net gain or loss from economic
         hedges in earnings                           (.6)                 8.1

      Cash flow transaction amounts expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2004 is not significant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The notional values of loan commitments at December 31, 2004 and 2003 were $34.4 million and $7.6 million, respectively. The notional values of other unfunded commitments were $19.9 million and $31.0 million at December 31, 2004 and 2003, respectively.

      FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

      The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

      At December 31, 2004, investments in fixed maturities had a carrying value and a fair value of $6.3 billion compared with a carrying value and a fair value of $5.4 billion at December 31, 2003. See Notes 1 and 2.

      At December 31, 2004, mortgage loans had a carrying value of $212.1 million and a fair value of $220.8 million and at December 31, 2003 had a carrying value of $135.4 million and a fair value of $147.6 million. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

      The carrying values of short-term securities were $420.0 million and $195.3 million in 2004 and 2003, respectively, which approximated their fair values. Policy loans, which are included in other invested assets, had carrying values of $31.9 million and $26.8 million in 2004 and 2003, respectively, which also approximated their fair values. The Company had interest rate and equity options with fair values of $135.4 million and $115.1 million, at December 31, 2004 and 2003, respectively, also included in other invested assets.

      The carrying values of $208.7 million and $260.6 million of financial instruments classified as other assets approximated their fair values at December 31, 2004 and 2003, respectively. The carrying values of $425.9 million and $439.2 million of financial instruments classified as other liabilities also approximated their fair values at December 31, 2004 and 2003, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

      At December 31, 2004 and 2003, contractholder funds with defined maturities had a carrying value of $2.8 billion and a fair value of $3.0 billion. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $610.6 million and a fair value of $543.2 million at December 31, 2004, compared with a carrying value of $677.7 million and a fair value of $527.3 million at December 31, 2003. These contracts generally are valued at surrender value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

10.   COMMITMENTS AND CONTINGENCIES

      LITIGATION

      In August 1999, an amended putative class action complaint captioned LISA MACOMBER, ET AL. VS. TRAVELERS PROPERTY CASUALTY CORPORATION, ET AL. was filed in New Britain, Connecticut Superior Court against the Company, its parent corporation, certain of the Company's affiliates (collectively
      TLA), and the Company's former affiliate, Travelers Property Casualty Corporation. The amended complaint alleges Travelers Property Casualty Corporation purchased structured settlement annuities from the Company and spent less on the purchase of those structured settlement annuities than agreed with claimants; and that commissions paid to brokers of structured settlement annuities, including an affiliate of the Company, were paid, in part, to Travelers Property Casualty Corporation. The amended complaint was dismissed and following an appeal by plaintiff in September 2002 the Connecticut Supreme Court reversed the dismissal of several of the plaintiff's claims. On May 26, 2004, the Connecticut Superior Court certified a nation wide class action. The class action claims against TLA are violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment and civil conspiracy. On June 15, 2004, the Defendants, including TLA, appealed the Connecticut Superior Court's May 26, 2004 class certification order.

      In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

      In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise.

      In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

11.   RELATED PARTY TRANSACTIONS

      TIC handles banking functions, including payment of expenses for the Company and some of its non-insurance affiliates. In addition, Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company as of December 31, 2004 and 2003. Charges for these services are shared by the Company and TIC on cost allocation methods, based generally on estimated usage by department and were insignificant for the Company in 2004, 2003 and 2002.

      TIC maintains a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2004 and 2003, the pool totaled approximately $4.1 billion and $3.8 billion, respectively. The Company's share of the pool amounted to $384.2 million and $124.6 million at December 31, 2004 and 2003, respectively, and is included in short-term securities in the balance sheet.

      At December 31, 2004 and 2003, the Company had investments in Tribeca Citigroup Investments Ltd., an affiliate of the Company, in the amounts of $13.8 million and $25.5 million, respectively. Income of $1.3 million, $6.6 million and $1.9 million was earned on these investments in 2004, 2003 and 2002, respectively.

      At December 31, 2004 and 2003 the Company had outstanding loaned securities to an affiliate, Citigroup Global Markets Inc., (CGMI) in the amount of $38.1 million and $7.1 million, respectively.

      The Company has other affiliated investments. The individual investment with any one affiliate was insignificant at December 31, 2004 and 2003.

      The Company's Travelers Target Maturity (TTM) Modified Guaranteed Annuity Contracts are subject to a limited guarantee agreement by TIC in a principal amount of up to $450 million. TIC's obligation is to pay in full to any owner or beneficiary of the TTM Modified Guaranteed Annuity Contracts principal and interest as and when due under the annuity contract to the extent that the Company fails to make such payment. In addition, TIC guarantees that the Company will maintain a minimum statutory capital and surplus level.

      The Company distributes fixed and variable annuity products through its affiliate Smith Barney (SB), a division of CGMI. Premiums and deposits related to these products were $506 million, $707 million and $821 million in 2004, 2003 and 2002, respectively. The Company also markets term and universal life products through SB. Premiums related to such products were $107.7 million, $87.5 million and $87.2 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to SB were $50.2 million, $56.7 million and $57.5 million in 2004, 2003 and 2002, respectively.

      The Company also distributes deferred annuity products through its affiliates Primerica Financial Services, Inc. (PFS), CitiStreet Retirement Services, a division of CitiStreet LLC, (together with its subsidiaries, CitiStreet) and Citibank, N.A. (Citibank). Deposits received from PFS were $636 million, $628 million and $662 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to PFS were $47.9 million, $52.4 million and $47.1 million in 2004, 2003 and 2002, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Deposits received from CitiStreet were $116 million, $82 million and $184 million in 2004, 2003 and 2002, respectively. Related commissions and fees paid to CitiStreet were $3.1 million, $2.3 million and $2.6 million in 2004, 2003 and 2002, respectively.

      Deposits received from Citibank were $112 million, $162 million and $117 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to Citibank were $13.0 million, $12.4 million and $7.2 million in 2004, 2003 and 2002, respectively.

      The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2004, 2003 and 2002.

      Most leasing functions for TIC and the Company are administered by a Citigroup subsidiary. Rent expense related to leases is shared by the companies on a cost allocation method based generally on estimated usage by department. The Company's rent expense was insignificant in 2004, 2003 and 2002.

      During 2004 TLARC was established as a pure captive to reinsure 100% of the statutory-based risk associated with universal life contracts. Statutory premiums paid by the Company to TLARC totaled $927 million in 2004. Ceding commissions and experience refunds paid by TLARC to the Company totaled $913 million in 2004. The net amount paid was $14 million and was reported as a reduction of other income. See Note 3.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

12.   RECONCILIATION OF NET INCOME TO NET CASH USED IN OPERATING ACTIVITIES

      The following table reconciles net income to net cash used in operating activities:

      --------------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,                        2004      2003      2002
      ($ IN MILLIONS)
      --------------------------------------------------------------------------------
      Net Income                                             $ 158     $ 119     $ 103
      Adjustments to reconcile net income to cash used in
         operating activities:
      Realized (gains) losses                                  (17)        7        31
      Deferred federal income taxes                            (47)      (39)       87
      Amortization of deferred policy acquisition costs        226       136        67
      Additions to deferred policy acquisition costs          (469)     (351)     (317)
      Investment income accrued                                 (7)      (37)      (35)
      Insurance reserves                                       (49)      (16)       (9)
      Other                                                    314       (44)       72
      --------------------------------------------------------------------------------
      Net cash used in operations                            $ 109     $(225)    $  (1)
      --------------------------------------------------------------------------------

13.   NON-CASH INVESTING AND FINANCING ACTIVITIES

      There were no significant non-cash activities for the years end December 31, 2004, 2003 and 2002.

14.   SUBSEQUENT EVENT

      On January 31, 2005, Citigroup announced that it had agreed to sell TIC, the Company and certain other domestic and international insurance businesses (the Life Insurance and Annuity Businesses) to MetLife, Inc. (MetLife) pursuant to an Acquisition Agreement (the Agreement). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be completed this summer.

      TIC's Primerica segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company, by way of dividend, Primerica Life Insurance Company and certain other assets.

      Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion.

15. EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM'S REPORT

      METLIFE, INC. TRANSACTION

      On July 1, 2005 (the "Acquisition Date"), TLAC and other affiliated entities, including the Company's parent, The Travelers Insurance Company, and substantially all of Citigroup's international insurance businesses, acquired by MetLife from CIHC for $12.0 billion.

      Consideration paid by MetLife for the purchase consisted of approximately $10.9 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of approximately $1.0 billion to Citigroup and approximately $100 million in other transaction costs. Consideration paid to Citigroup will be finalized subject to review of the June 30, 2005 financial statements of Travelers by both MetLife and Citigroup and the interpretation of the provisions of the acquisition agreement (the "Acquisition Agreement") by both parties.

      In accordance with Statement of Financial Accounting Standard ("SFAS") No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition is being accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of the Company be identified and measured at their fair value as of the Acquisition Date. As required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin 54, Push Down Basis of Accounting in Financial Statements of a Subsidiary, the purchase method of accounting applied by Metlife to the acquired assets and liabilities associated with the Company has been "pushed down" to the Company. The effect of "push down" accounting on the Company's net assets resulted i n a $98 million decrease in the Company's equity. Reflected in this charge is an allocation of $224 million of goodwill relating to the acquisition. The fair value of certain assets acquired and liabilities assumed, including goodwill, may be adjusted during the allocation period due to finalization of the purchase price to be paid to Citigroup, agreement between Citigroup and MetLife as to the tax basis purchase price to be allocated to the acquired subsidiaries, and receipt of information regarding the estimation of certain fair values. In no case will the adjustments extend beyond one year from the acquisition date. These adjustments may have a material effect on the financial statements of the Company

      In connection with the Acquisition, MetLife also filed with the State of Connecticut Insurance Department (the "Department") an Amended and Restated Form A Statement Regarding the Acquisition of Control of or Merger with a Domestic Insurer, dated April 19, 2005 (the "Form A"), seeking the approval of the Department to acquire control of the Company. The Form A was approved by the Department on June 30, 2005. The Form A includes MetLife's post-Acquisition business plan and financial projections for the Company after the closing date. The Company will generally phase out the products that it currently issues by the end of 2006 which may, over time, result in fewer assets and liabilities. The Company may, however, determine to introduce new products in the future.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

Under date of March 28, 2005, we reported on the balance sheets of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and the related statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2004, which are included in the Form 10-K. In connection with our audits of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for goodwill and intangible assets in 2002.


/s/ KPMG LLP

Hartford, Connecticut
March 28, 2005

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2004
                                 ($ IN MILLIONS)

------------------------------------------------------------------------------------------------------------------
                                                                                                  AMOUNT SHOWN IN
TYPE OF INVESTMENT                                                   COST           VALUE        BALANCE SHEET (1)
------------------------------------------------------------------------------------------------------------------
Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and authorities    $  719          $  741             $  741
         States, municipalities and political subdivisions              57              65                 65
         Foreign governments                                            63              69                 69
         Public utilities                                              354             382                382
         Convertible bonds and bonds with warrants attached             25              28                 28
         All other corporate bonds                                   4,707           4,970              4,970
------------------------------------------------------------------------------------------------------------------
              Total Bonds                                            5,925           6,255              6,255
     Redeemable Preferred Stocks                                         4               6                  6
------------------------------------------------------------------------------------------------------------------
         Total Fixed Maturities                                      5,929           6,261              6,261
------------------------------------------------------------------------------------------------------------------

Equity Securities:
     Common Stocks:
         Industrial, miscellaneous and all other                        12              15                 15
------------------------------------------------------------------------------------------------------------------
              Total Common Stocks                                       12              15                 15
     Non-Redeemable Preferred Stocks                                     4               4                  4
------------------------------------------------------------------------------------------------------------------
         Total Equity Securities                                        16              19                 19
------------------------------------------------------------------------------------------------------------------

Mortgage Loans                                                         212                                212
Policy Loans (4)                                                        32                                 32
Short-Term Securities                                                  420                                420
Other Investments (2) (3)                                              312                                312
------------------------------------------------------------------------------------------------------------------
         Total Investments                                          $6,921                             $7,256
==================================================================================================================

(1) Determined in accordance with methods described in Notes 1 and 2 of Notes to Financial Statements.

(2) Excludes cost and carrying value of investments in related parties of $72 million and $73 million, respectively.

(3) Includes derivatives marked to market and recorded at fair value in the balance sheet.

(4)   Included in other invested assets on balance sheet.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                    2002-2004
                                 ($ IN MILLIONS)

------------------------------------------------------------------------------------------------------------------------------------
                              FUTURE POLICY                           BENEFITS,
                              BENEFITS, LOSSES,           NET         CLAIMS, LOSSES                             OTHER
           DEFERRED POLICY    CLAIMS AND LOSS    PREMIUM  INVESTMENT  AND SETTLEMENT  AMORTIZATION OF DEFERRED   OPERATING  PREMIUMS
           ACQUISITION COSTS  EXPENSES (1)       REVENUE  INCOME      EXPENSES (2)    POLICY ACQUISITION COSTS   EXPENSES   WRITTEN
------------------------------------------------------------------------------------------------------------------------------------
     2004      $1,522            $6,306            $40      $389          $326                $226                 $63        $40

     2003      $1,279            $5,610            $41      $356          $307                $136                 $49        $41

     2002      $1,064            $5,032            $43      $312          $275                $ 67                 $32        $43

(1)   Includes contractholder funds.

(2)   Includes interest credited on contractholder funds.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)

-----------------------------------------------------------------------------------------
                                                                               PERCENTAGE
                                                        ASSUMED                OF AMOUNT
                                       CEDED TO OTHER  FROM OTHER              ASSUMED TO
                         GROSS AMOUNT    COMPANIES      COMPANIES  NET AMOUNT     NET
-----------------------------------------------------------------------------------------
2004
----
Life Insurance In Force    $54,886        $44,286       $    --      $10,600       -- %
Premiums:
     Annuity               $     6        $    --       $    --      $     6
     Individual life            68             34            --           34
                           -------        -------       -------      -------
         Total Premiums    $    74        $    34       $    --      $    40       -- %
                           =======        =======       =======      =======

2003
----

Life Insurance In Force    $43,671        $34,973       $    --      $ 8,698       -- %
Premiums:
     Annuity               $     4        $    --       $    --      $     4
     Individual Life            62             25            --           37
                           -------        -------       -------      -------
         Total Premiums    $    66        $    25       $    --      $    41       -- %
                           =======        =======       =======      =======

2002
----
Life Insurance In Force    $35,807        $29,261       $    --      $ 6,546       -- %
Premiums:
     Annuity               $     5        $    --       $    --      $     5
     Individual life            53             15            --           38
                           -------        -------       -------      -------
         Total Premiums    $    58        $    15       $    --      $    43       -- %
                           =======        =======       =======      =======

                                   VINTAGE II
                             VINTAGE II (SERIES II)
                                    VINTAGE 3
                              PORTFOLIO ARCHITECT 3
                              PORTFOLIO ARCHITECT L
                                    VINTAGE L
                          PIONEER L ANNUISTAR(SM) FLEX

                       STATEMENT OF ADDITIONAL INFORMATION

            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES


                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415

L-20669S                                                           December 2005

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

      Statement of Assets and Liabilities as of December 31, 2004
      Statement of Operations for the year ended December 31, 2004
      Statement of Changes in Net Assets for the years ended December 31, 2004 and 2003
      Statement of Investments as of December 31, 2004
      Notes to Financial Statements

      The financial statements and schedules of The Travelers Life and Annuity Company and the Reports of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The financial statements of The Travelers Life and Annuity Company include:
      Statements of Income for the years ended December 31, 2004, 2003 and 2002 Balance Sheets as of December 31, 2004 and 2003
      Statements of Changes in Shareholder's Equity for the years ended
        December 31, 2004, 2003 and 2002
      Statements of Cash Flows for the years ended December 31, 2004, 2003 and
        2002
      Notes to Financial Statements
      Financial Statement Schedules

(b)   EXHIBITS

       EXHIBIT
       NUMBER     DESCRIPTION
       ------     -----------

        1. Resolution of The Travelers Life and Annuity Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, File No. 333-82013, filed June 30, 1999.)

        2.        Not Applicable.

        3(a) Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Life and Annuity Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to the Registration Statement on Form N-4, File No. 333-58809 filed February 26, 2001.)

        3(b) Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

        4(a). Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, File No. 333-82013, filed on September 29, 1999.).

        4(b).     Variable Annuity Contract. Incorporated herein by reference to
                  Exhibit 4(b) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-65922, filed June 11, 2003.)

       4(c)-4(m). RIDERS. (Incorporated herein by reference to Exhibit 4(c)
                  through 4(m) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-65926, filed June 11, 2003.)

        4(n). Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, file No. 333-101778, filed November 19, 2004.)

        4(o). Form of Guaranteed Minimum Withdrawal Rider for Life. Filed herewith.

        5. Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-82009, filed on June 9, 2003.)

        6(a). Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40191, filed November 13, 1998.)

        6(b) By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 333-40191, filed November 13, 1998.)

        7. Specimen Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

        8. Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778, filed April 21, 2005).

        9(a). Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, File No. 333-82013, filed June 30, 1999.)

        9(b). Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by referenced to Exhibit 9(b) to the Registration Statement on Form N-4, File No. 333-65922 filed February 11, 2003.).

        10. Consent of KPMG LLP, Independent Registered Public Accounting Firm. Filed herewith.

        11        Not applicable.

        12.       Not applicable.

        15. Powers of Attorney authorizing Michele H. Abate, Thomas S. Clark, John E. Connolly, Jr., Mary K. Johnson, James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C. Swift as signatory for C. Robert Henrikson, Leland C. Launer, Jr., Lisa M. Weber, Stanley J. Talbi, and Joseph J. Prochaska, Jr. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-100434, filed September 19, 2005).

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                            POSITIONS AND OFFICES
BUSINESS ADDRESS                              WITH INSURANCE COMPANY
----------------                              ----------------------
C. Robert Henrikson (a)                       Director, Chairman, President and Chief Executive Officer
Leland C. Launer, Jr. (e)                     Director
Lisa M. Weber (a)                             Director
Steven A. Kandarian (b)                       Executive Vice President and Chief Investment Officer
James L. Lipscomb (a)                         Executive Vice President and General Counsel
Gwenn L. Carr (a)                             Senior Vice President and Secretary
Michael K. Farrell (b)                        Senior Vice President
Hugh C. McHaffie (d)                          Senior Vice President
Joseph J. Prochaska, Jr. (a)                  Senior Vice President and Chief Accounting Officer
Stanley J. Talbi (a)                          Senior Vice President and Chief Financial Officer
Anthony J. Williamson (a)                     Senior Vice President and Treasurer
Roberto Baron (a)                             Vice President and Senior Actuary
Steven J. Brash (a)                           Vice President
William D. Cammarata (f)                      Vice President
Elizabeth M. Forget (g)                       Vice President
S. Peter Headley (h)                          Vice President and Assistant Secretary
Daniel D. Jordan (d)                          Vice President and Assistant Secretary
Bennett Kleinberg (c)                         Vice President and Actuary
Paul L. LeClair (d)                           Vice President and Actuary
Gene L. Lunman (c)                            Vice President
Joseph J. Massimo (f)                         Vice President
Daniel A. O'Neill (b)                         Vice President
Mark S. Reilly (c)                            Vice President
Mark J. Remington (c)                         Vice President
Jonathan L. Rosenthal (b)                     Chief Hedging Officer
Kevin M. Thornwarth (b)                       Vice President
Mark. H. Wilsmann (b)                         Vice President
Louis P. DiGiacomo (a)                        Assistant Vice President
Christopher A. Kremer (d)                     Assistant Vice President and Actuary
Sharon A. Owens (c)                           Assistant Vice President
Ellen N. Derrig (b)                           Assistant Secretary
William P. Gardella (b)                       Assistant Secretary
Nancy J. Hammer (i)                           Assistant Secretary
Donald J. Healy, Jr. (j)                      Assistant Secretary
Mark T. Pallis (k)                            Assistant Secretary
Edward M. Pollock (k)                         Assistant Secretary
Gregory M. Harrison (a)                       Assistant Treasurer
James W. Koeger (l)                           Assistant Treasurer
Patricia M. Wersching (l)                     Assistant Treasurer
Joseph A. Zdeb (a)                            Assistant Treasurer

PRINCIPAL BUSINESS ADDRESS:

      (a) One MetLife Plaza, 27-01 Queens Plaza North, Long Island City, New York 11101
      (b)   10 Park Avenue, Morristown, NJ 07962
      (c)   185 Asylum Street, Hartford, CT 06103
      (d)   501 Boylston Street, Boston, MA 02116
      (e)   501 Route 22, Bridgewater, NJ 08807
      (f)   18210 Crane Nest Drive, Tampa, FL 33647
      (g)   260 Madison Avenue, New York, NY 10016
      (h)   6750 Poplar Avenue, Germantown, TN 38138
      (i)   2400 Lakeview Parkway, Alpharetta, GA 30004
      (j)   2021 Spring Road, Oak Brook, IL 60523
      (k)   400 South El Camino Real, San Mateo, CA 94402
      (l)   13045 Tesson Ferry Road, St. Louis, MO 63128

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant and Depositor and ultimately controlled by MetLife, Inc. An organizational chart for MetLife, Inc. follows:

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF SEPTEMBER 30, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of September 30, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    CitiStreet Retirement Services LLC (NJ)

            a)    CitiStreet Financial Services LLC (NJ)

            b)    CitiStreet Funds Management LLC (NJ)

            c)    CitiStreet Associates LLC (DE)

                  1)    CitiStreet Equities LLC (NJ)

                  2)    CitiStreet Associates of Montana LLC (MT)

                  3)    CitiStreet Associates of Texas, Inc. (TX)

                  4)    CitiStreet Associates of Hawaii LLC (HI)

                  5)    CitiStreet Associates Insurance Agency of
                        Massachusetts LLC (MA)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

      3.    Nathan and Lewis Associates of Texas, Inc. (TX)

      4.    Nathan and Lewis Associates Insurance Agency of Massachusetts, Inc.
            (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

            a)    CitiInsurance de Brasil Vida e Previdencia S.A. (Brazil)

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Company Limited (Hong Kong)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      14.   MetLife Services Limited (United Kingdom)

      15. Siembra Seguros de Vida S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by Natiloportem Holdings, Inc.

      16.   MetLife International Insurance Ltd. (Bermuda)

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by; Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 95% is owned by MetLife International Holdings, Inc. and 5% is held by Natiloportem Holdings, Inc.

      20. Compania Previsional MetLife S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

            a) Siembra AFJP S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      21.   MetLife Worldwide Holdings, Inc.

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    CDMK, Inc. (Korea)

            c)    CitiInsurance Reinsurance (Bermuda) Ltd. (Bermuda)

            d)    MetLife Direct Co., Ltd. (Japan)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Benefit Services Corporation (GA)

      11.   Thorngate, LLC (DE)

      12.   Alternative Fuel I, LLC (DE)

      13.   Transmountain Land & Livestock Company (MT)

      14.   MetPark Funding, Inc. (DE)

      15.   HPZ Assets LLC (DE)

      16.   MetDent, Inc. (DE)

      17.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      18.   Metropolitan Tower Realty Company, Inc. (DE)

      19.   MetLife (India) Private Ltd. (India)

      20.   Metropolitan Marine Way Investments Limited (Canada)

      21.   MetLife Private Equity Holdings, LLC (DE)

      22.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      23.   Metropolitan Realty Management, Inc. (DE)

      24.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      25.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        26.   Bond Trust Account A (MA)

        27.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      28.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      29.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (51.6%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                        (b)   RGA Worldwide Reinsurance Company Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                              (i)   RGA Financial Products Limited (Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina)

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I

      30.   Corporate Real Estate Holdings, LLC (DE)

      31. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      32.   MetLife Tower Resources Group, Inc. (DE)

      33.   Headland Development Corporation (CA)

      34.   Headland - Pacific Palisades, LLC (CA)

      35.   Headland Properties Associates (CA)

      36.   Krisman, Inc. (MO)

      37.   Special Multi-Asset Receivables Trust (DE)

      38.   White Oak Royalty Company (OK)

      39.   500 Grant Street GP LLC (DE)

      40. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    The Travelers Insurance Company (CT)

      1.    190 LaSalle Associates L.L.C. (DE) - 50% is owned by a third party

      2.    440 South LaSalle LLC (DE)

      3.    BHI Rodeo LLC (DE)

      4. Citigroup Investments Oakmont Lane, LLC (DE) - 50% is owned by a third party

      5. Citigroup Alternative Investments Opportunity Fund I, LLC (DE) - 33% is owned by third party

      6. Citigroup Alternative Investments Opportunity Fund III Associates, LLC (CT) - 33% is owned by third party

            a) Tishman Speyer/Citigroup Alternative Investments Associates III, LLC (DE)

      7.    Pilgrim Investments Highland Park, LLC (CO)

      8.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      9.    Pilgrim Investments York Road, LLC(DE)

      10.   Euro TI Investments LLC (DE)

      11.   Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd (Virgin
                  Islands)

      12.   Hollow Creek, L.L.C. (CT/NC)

      13. One Financial Place Corporation (DE) - 100% is owned in the aggregate by The Travelers Insurance Company and The Travelers Life and Annuity Company.

            a)    One Financial Place, LP (DE)

      14. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by The Travelers Insurace Company and The Travelers Life and Annuity Company.

      15.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of Massachusetts, Inc. (MA)

                  3) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  4) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

                  5)    Tower Square Securities Insurance Agency of
                        Texas, Inc. (TX)

            c)    Travelers Distribution LLC (DE)

            d)    Travelers Investment Advisers, Inc. (DE)

      16.   TIC European Real Estate LP, LLC (DE)

      17.   TL&A Insurance Distribution LLC (DE)

      18.   Travelers European Investments LLC (CT)

      19.   Travelers International Investments Ltd. (Cayman Islands)

      20. Tribeca Citigroup Investments Ltd. (Cayman Islands) (68%) - 68% is owned by The Travelers Insurance Company, 4% is owned by The Travelers Life and Annuity Company and 28% is owned by a third party.

            a)    Tribeca Global Convertible Investments Ltd. (Cayman
                  Islands) (83%)

      21.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      22.   The Travelers Life and Annuity Company (CT)

            a)    Euro TL Investments LLC (DE)

            b)    SSB Private Selections, LLC (DE) (50%)

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      23.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      24.   Umbrella Bear, Inc. (FL)

      25.   Ryan/Pilgrim Investments Chandler Freeways LLC (DE)

      26. TRAL & Co. (DE) - is a general partner. Its partners are The Travelers Insurance Company and The Travelers Life and Annuity Company.

      27.   Tribeca Distressed Securities LLC (DE)

Y.    The Travelers Life & Annuity Reinsurance Company (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7

ITEM 27. NUMBER OF CONTRACT OWNERS

As of October 31, 2005, there were 9,308 Contract Owners.

ITEM 28. INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife maintains Directors' and Officers' Liability insurance coverage with limits of $400 million under which the Depositor and Travelers Distribution LLC, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)   Travelers Distribution LLC
      One Cityplace
      Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)   NAME AND PRINCIPAL             POSITIONS AND OFFICES
      BUSINESS ADDRESS               WITH UNDERWRITER
      ----------------               ----------------

      Leslie Sutherland (a)          President
      Steven J. Brash (a)            Vice President
      Debora L. Buffington (b)       Vice President, Director of Compliance
      Charles M. Deuth (a)           Vice President, National Accounts
      Anthony J. Dufault (b)         Vice President
      James R. Fitzpatrick (b)       Vice President
      Elizabeth M. Forget (c)        Vice President and Chief Marketing Officer
      Helayne F. Klier (c)           Vice President
      Paul M. Kos (b)                Vice President
      Paul A. LaPiana (b)            Vice President, Life Insurance Distribution
                                     Division
      Richard C. Pearson (b)         Vice President and Secretary
      John E. Petersen (e)           Vice President
      Robert H. Petersen (e)         Vice President and Chief Financial Officer
      Deron J. Richens (b)           Vice President
      Paul A. Smith (a)              Vice President
      Cathy Sturdivant (b)           Vice President
      Paulina Vakouros (c)           Vice President
      Edward C. Wilson (b)           Vice President and Chief Distribution
                                     Officer
      James R. Allen (b)             Assistant Vice President
      Robert H. Bruce (b)            Assistant Vice President
      Jeffrey A. Tupper (b)          Assistant Vice President
      Anthony J. Williamson  (a)     Treasurer
      Jonnie L. Crawford (b)         Assistant Secretary
      Gregory M. Harrison            Assistant Treasurer
      James W. Koeger (d)            Assistant Treasurer
      Michael K. Farrell (f)         Manager
      Craig W. Markham (d)           Manager
      William J. Toppeta (a)         Manager

      (a) MetLife, Inc., One MetLife Plaza, 27-01 Queens Plaza North, Long Island City, New York 11101
      (b)   5 Park Plaza, Suite 1900, Irvine, CA 92614
      (c)   260 Madison Avenue, New York, NY 10016
      (d)   13045 Tesson Ferry Road, St. Louis, MO 63128
      (e)   485-E U.S. Highway 1 South, 4th Floor, Iselin, NJ 08830
      (f)   10 Park Avenue, Morristown, NJ 07962

(c)   Not Applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

(1)   The Travelers Life and Annuity Company
      One Cityplace
      Hartford, Connecticut 06103-3415

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a). That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 20th day of December, 2005.

            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                                  (Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   (Depositor)


                            By: /s/ Bennett D. Kleinberg
                                ------------------------------------------------
                                Bennett D. Kleinberg, Vice President and Actuary

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 20th day of December, 2005.


*C. ROBERT HENRIKSON                          Director, Chairman, President and
--------------------------------------        Chief Executive Officer
(C. Robert Henrikson)


*STANLEY J. TALBI                             Senior Vice President and Chief
--------------------------------------        Financial Officer
(Stanley J. Talbi)


*JOSEPH J. PROCHASKA, JR.                     Senior Vice President and Chief
--------------------------------------        Accounting Officer
(Joseph J. Prochaska, Jr.)


*LELAND C, LAUNER, JR.                        Director
--------------------------------------
(Leland C. Launer, Jr.)


*LISA M. WEBER                                Director
--------------------------------------
(Lisa M. Weber)


*By: /s/ Thomas S. Clark
     ---------------------------------
     Thomas S. Clark, Attorney-in-fact

                                  EXHIBIT INDEX

   EXHIBIT NO.   DESCRIPTION
   -----------   -----------

      4(o).      Form of Guaranteed Minimum Withdrawal Rider for Life.

      10.        Consent of KPMG LLP, Independent Registered Public Accounting
                 Firm.